================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: May 31, 2006

================================================================================

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2006.

                                                                VALIC Company I


                                                                  Annual Report

                                                                   May 31, 2006

                 VALIC COMPANY I - ANNUAL REPORT MAY 31, 2006

TABLE OF CONTENTS


President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  15
   Broad Cap Value Income Fund.............................................  18
   Capital Conservation Fund...............................................  21
   Core Equity Fund........................................................  29
   Core Value Fund (formerly Income & Growth Fund).........................  32
   Foreign Value Fund......................................................  36
   Global Equity Fund......................................................  39
   Global Strategy Fund....................................................  43
   Government Securities Fund..............................................  47
   Growth & Income Fund....................................................  49
   Health Sciences Fund....................................................  52
   Inflation Protected Fund................................................  59
   International Equities Fund.............................................  61
   International Government Bond Fund......................................  74
   International Growth I Fund.............................................  78
   Large Cap Core Fund.....................................................  82
   Large Capital Growth Fund...............................................  85
   Mid Cap Index Fund......................................................  88
   Mid Cap Strategic Growth Fund...........................................  94
   Money Market I Fund.....................................................  97
   Nasdaq-100(R) Index Fund................................................ 100
   Science & Technology Fund............................................... 103
   Small Cap Aggressive Growth Fund........................................ 106
   Small Cap Fund.......................................................... 109
   Small Cap Index Fund.................................................... 117
   Small Cap Special Values Fund........................................... 135
   Small Cap Strategic Growth Fund......................................... 140
   Social Awareness Fund................................................... 144
   Stock Index Fund........................................................ 148
   VALIC Ultra Fund........................................................ 155
   Value Fund.............................................................. 158

Statements of Assets and Liabilities.......................................
                                                                            160

Statements of Operations...................................................
                                                                            164

Statements of Changes in Net Assets........................................
                                                                            168

Notes to Financial Statements..............................................
                                                                            174

Financial Highlights.......................................................
                                                                            191

Report of Independent Registered Public Accounting Firm....................
                                                                            205

Directors and Officers Information.........................................
                                                                            206

Special Meeting of Shareholders............................................
                                                                            208

Shareholder Tax Information................................................
                                                                            209

Comparisons: Funds vs. Indexes.............................................
                                                                            210

Supplement to the Prospectus...............................................
                                                                            238

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the period ending May 31, 2006.

Although economic activity and corporate earnings remain robust, "uncertainty" continues to be the predominate theme for the markets. Inflationary concerns and the lack of clarity over the direction of monetary policy appear to be the primary drivers of this "uncertainty".

In times of uncertainty, the biggest risk that investors face is losing focus and taking their eyes off their long-term investment strategies. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to meet your objectives. To further assist you in meeting your asset allocation needs, a number of new investment options have been added to VALIC Company I.

Once your investment plan is in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,
                                                  /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company I

 2          VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited)         May 31, 2006

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2005 and held until May 31, 2006. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended May 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended May 31, 2006" column and the "Expense Ratio as of May 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended May 31, 2006" column and the "Expense Ratio as of May 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

 May 31, 2006  VALIC COMPANY I - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3

                                                Actual                                    Hypothetical
                              ------------------------------------------- ---------------------------------------------
                                                                                            Ending
                                                                                         Account Value
                                                Ending                                      Using a
                                             Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                                Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                              Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                              at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                               2005          2006          2006*           2005          2006           2006*        2006*
----                          -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation.............   $1,000.00      $1,017.62       $3.82        $1,000.00      $1,021.14        $3.83        0.76%
Blue Chip Growth#@...........   $1,000.00      $  992.37       $4.97        $1,000.00      $1,019.95        $5.04        1.00%
Broad Cap Value Income#......   $1,000.00      $1,022.78       $4.19        $1,000.00      $1,020.69        $4.28        0.85%
Capital Conservation.........   $1,000.00      $1,005.32       $3.05        $1,000.00      $1,021.89        $3.07        0.61%
Core Equity#@................   $1,000.00      $1,010.10       $4.26        $1,000.00      $1,020.69        $4.28        0.85%
Core Value#..................   $1,000.00      $1,012.65       $4.16        $1,000.00      $1,020.79        $4.18        0.83%
Foreign Value#...............   $1,000.00      $1,076.34       $4.20        $1,000.00      $1,020.79        $4.18        0.83%
Global Equity#...............   $1,000.00      $1,074.81       $4.96        $1,000.00      $1,020.04        $4.94        0.98%
Global Strategy#.............   $1,000.00      $1,092.98       $3.67        $1,000.00      $1,021.34        $3.63        0.72%
Government Securities........   $1,000.00      $  996.97       $3.19        $1,000.00      $1,021.74        $3.23        0.64%
Growth & Income#.............   $1,000.00      $1,029.41       $4.30        $1,000.00      $1,020.69        $4.28        0.85%
Health Sciences@.............   $1,000.00      $1,008.88       $5.86        $1,000.00      $1,019.10        $5.89        1.17%
Inflation Protected#.........   $1,000.00      $  991.90       $3.23        $1,000.00      $1,021.69        $3.28        0.65%
International Equities.......   $1,000.00      $1,150.41       $2.95        $1,000.00      $1,022.19        $2.77        0.55%
International Government Bond   $1,000.00      $1,034.00       $3.55        $1,000.00      $1,021.44        $3.53        0.70%
International Growth I#......   $1,000.00      $1,152.13       $5.42        $1,000.00      $1,019.90        $5.09        1.01%
Large Cap Core#..............   $1,000.00      $1,011.02       $4.17        $1,000.00      $1,020.69        $4.28        0.85%
Large Capital Growth#........   $1,000.00      $  986.64       $3.81        $1,000.00      $1,021.09        $3.88        0.77%
Mid Cap Index................   $1,000.00      $1,048.29       $1.99        $1,000.00      $1,022.99        $1.97        0.39%
Mid Cap Strategic Growth#....   $1,000.00      $1,039.79       $4.22        $1,000.00      $1,020.79        $4.18        0.83%
Money Market I#..............   $1,000.00      $1,020.48       $2.62        $1,000.00      $1,022.34        $2.62        0.52%
Nasdaq-100(R) Index..........   $1,000.00      $  946.24       $3.01        $1,000.00      $1,021.84        $3.13        0.62%
Science & Technology@........   $1,000.00      $  972.93       $4.97        $1,000.00      $1,019.90        $5.09        1.01%
Small Cap Aggressive Growth#.   $1,000.00      $1,022.00       $4.93        $1,000.00      $1,019.95        $5.04        1.00%
Small Cap#...................   $1,000.00      $1,037.77       $4.83        $1,000.00      $1,020.19        $4.78        0.95%
Small Cap Index..............   $1,000.00      $1,068.11       $2.37        $1,000.00      $1,022.64        $2.32        0.46%
Small Cap Special Values#....   $1,000.00      $1,060.24       $4.52        $1,000.00      $1,020.44        $4.53        0.90%
Small Cap Strategic Growth#..   $1,000.00      $1,033.00       $4.96        $1,000.00      $1,019.95        $5.04        1.00%
Social Awareness.............   $1,000.00      $1,027.64       $3.18        $1,000.00      $1,021.79        $3.18        0.63%
Stock Index..................   $1,000.00      $1,024.40       $1.77        $1,000.00      $1,023.19        $1.77        0.35%
VALIC Ultra#.................   $1,000.00      $  922.00       $4.36        $1,000.00      $1,020.29        $4.68        0.93%
Value........................   $1,000.00      $1,046.39       $4.59        $1,000.00      $1,020.44        $4.53        0.90%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days except for the Broad Cap Value Income, Foreign Value, Global Equity, Global Strategy, Large Cap Core, Small Cap Aggressive Growth, Small Cap Special Values, Small Cap Strategic Growth and VALIC Ultra Funds' "Actual" information which was multiplied by 178 days divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period May 31, 2006" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                       Actual                                    Hypothetical
                     ------------------------------------------- --------------------------------------------
                                                                                  Ending
                                                                               Account Value
                                       Ending                                     Using a
                                    Account Value Expenses Paid                Hypothetical   Expenses Paid   Expense
                       Beginning    Using Actual  During the Six   Beginning    5% Assumed      During the     Ratio
                     Account Value    Return at    Months Ended  Account Value   Return at   Six Months Ended  as of
                     at December 1,    May 31,       May 31,      at June 1,      May 31,        May 31,      May 31,
Fund                      2005          2006          2006*          2005          2006           2006*        2006*
----                 -------------- ------------- -------------- ------------- ------------- ---------------- -------
Blue Chip Growth#...   $1,000.00      $  992.37       $4.97        $1,000.00     $1,019.95        $5.04        1.00%
Core Equity#........   $1,000.00      $1,010.10       $4.21        $1,000.00     $1,020.74        $4.23        0.84%
Health Sciences.....   $1,000.00      $1,008.88       $5.81        $1,000.00     $1,019.15        $5.84        1.16%
Science & Technology   $1,000.00      $  972.93       $4.87        $1,000.00     $1,020.00        $4.99        0.99%

 4      ASSET ALLOCATION FUND - PORTFOLIO PROFILE (Unaudited)     May 31, 2006

Industry Allocation*

                 Financial Services.................... 21.10%
                 Government Agencies................... 12.80%
                 Repurchase Agreement.................. 10.04%
                 Oil & Gas.............................  4.94%
                 Government Obligations................  4.25%
                 Insurance.............................  4.07%
                 Telecommunications....................  3.61%
                 Utilities -- Electric.................  3.19%
                 Banks.................................  2.96%
                 Conglomerates.........................  2.70%
                 Real Estate...........................  2.19%
                 Drugs.................................  1.97%
                 Information Processing -- Software....  1.75%
                 Information Processing -- Hardware....  1.58%
                 Semiconductors........................  1.45%
                 Hospital Supplies.....................  1.39%
                 Leisure & Tourism.....................  1.32%
                 Multimedia............................  1.25%
                 Aerospace/Defense.....................  1.21%
                 Electronics/Electrical Equipment......  1.19%
                 Household Products....................  1.16%
                 Beverages.............................  1.00%
                 Savings & Loan........................  0.95%
                 Chemical..............................  0.93%
                 Apparel & Products....................  0.90%
                 Broadcasting..........................  0.79%
                 Foods.................................  0.76%
                 Medical -- Biomedical/Gene............  0.74%
                 Paper/Forest Products.................  0.72%
                 Information Processing -- Services....  0.71%
                 Automotive............................  0.57%
                 Freight...............................  0.52%
                 Therapeutics..........................  0.44%
                 Airlines..............................  0.39%
                 Railroads & Equipment.................  0.39%
                 Commercial Services...................  0.38%
                 Metals................................  0.37%
                 Time Deposit..........................  0.30%
                 Tobacco...............................  0.28%
                 Pollution Control.....................  0.21%
                 Building Materials....................  0.20%
                 Healthcare............................  0.20%
                 Machinery.............................  0.20%
                 Publishing............................  0.18%
                 Utilities -- Gas, Pipeline............  0.17%
                 Medical Technology....................  0.16%
                 Utilities -- Communication............  0.16%
                 Real Estate Investment Trusts.........  0.15%
                 Hardware & Tools......................  0.08%
                 Hospital Management...................  0.08%
                 Advertising...........................  0.07%
                 Utilities -- Gas, Distribution........  0.07%
                 Foreign Government Bonds..............  0.06%
                 Retail................................  0.05%
                 Mining................................  0.04%
                 Schools...............................  0.04%
                 Funeral Services......................  0.03%
                 Heavy Duty Trucks/Parts...............  0.02%
                                                        -----
                                                        99.43%
                                                        =====

*  Calculated as a percentage of net assets.

 May 31, 2006       ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS        5


                                                              Value
                                                     Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 45.14%
         Advertising -- 0.04%
           Omnicom Group, Inc.......................    660 $   62,773
                                                            ----------
         Aerospace/Defense -- 1.02%
           General Dynamics Corp....................  6,860    436,570
           Honeywell International, Inc............. 12,070    497,043
           Northrop Grumman Corp....................  4,260    275,537
           Raytheon Co..............................  6,060    277,851
           Rockwell Collins, Inc....................  3,540    193,284
                                                            ----------
                                                             1,680,285
                                                            ----------
         Airlines -- 0.07%
           Southwest Airlines Co....................  6,900    111,090
                                                            ----------
         Apparel & Products -- 0.90%
           Coach, Inc.+.............................  5,434    158,021
           Jones Apparel Group, Inc.................  3,270    106,079
           Liz Claiborne, Inc.......................    800     30,936
           Nike, Inc., Class B......................  1,513    121,509
           TJX Cos., Inc............................ 44,740  1,060,785
                                                            ----------
                                                             1,477,330
                                                            ----------
         Automotive -- 0.46%
           Advance Auto Parts, Inc.................. 11,160    425,419
           AutoZone, Inc.+..........................  1,870    169,665
           Ford Motor Co............................ 15,170    108,617
           Goodyear Tire & Rubber Co.+..............  3,370     42,867
                                                            ----------
                                                               746,568
                                                            ----------
         Banks -- 1.97%
           Bank of America Corp..................... 16,925    819,170
           Bank of New York Co., Inc................ 16,692    554,675
           M&T Bank Corp............................  2,730    314,223
           National City Corp.......................  3,100    114,328
           North Fork Bancorp., Inc.................  2,700     79,569
           SunTrust Banks, Inc......................  7,320    554,197
           Synovus Financial Corp................... 13,000    342,030
           Wells Fargo & Co.........................  6,758    448,529
                                                            ----------
                                                             3,226,721
                                                            ----------
         Beverages -- 1.00%
           Coca-Cola Co............................. 11,240    494,897
           Constellation Brands, Inc., Class A+.....  1,700     41,990
           Molson Coors Brewing Co..................  5,800    375,724
           Pepsi Bottling Group, Inc................  6,240    195,562
           PepsiCo, Inc.............................  8,842    534,587
                                                            ----------
                                                             1,642,760
                                                            ----------
         Broadcasting -- 0.13%
           Comcast Corp., Class A+..................  3,420    109,885
           Univision Communications, Inc., Class A+.  2,730     98,143
                                                            ----------
                                                               208,028
                                                            ----------
         Building Materials -- 0.13%
           Masco Corp...............................  7,050    218,691
                                                            ----------
         Chemical -- 0.61%
           Air Products & Chemicals, Inc............  6,400    415,040
           Dow Chemical Co..........................  5,490    218,886
           Hercules, Inc.+..........................  5,980     92,510
           PPG Industries, Inc......................  2,570    165,354
           Rohm & Haas Co...........................  2,180    109,894
                                                            ----------
                                                             1,001,684
                                                            ----------
         Commercial Services -- 0.17%
           Cendant Corp.............................  3,500     56,595
           Fluor Corp...............................  1,270    111,328
           Moody's Corp.............................  1,960    102,508
                                                            ----------
                                                               270,431
                                                            ----------

                                                              Value
                                                    Shares   (Note 3)
          Conglomerates -- 2.63%
            3M Co..................................   3,315 $  277,333
            General Electric Co.................... 101,704  3,484,379
            ITT Industries, Inc....................   2,740    142,891
            Tyco International, Ltd................  15,160    410,988
                                                            ----------
                                                             4,315,591
                                                            ----------
          Drugs -- 1.68%
            Abbott Laboratories....................   9,996    426,829
            Allergan, Inc..........................     300     28,446
            Barr Pharmaceuticals, Inc.+............   1,100     57,970
            Caremark Rx, Inc.+.....................  10,800    518,076
            Eli Lilly & Co.........................   1,600     82,624
            Forest Laboratories, Inc.+.............   1,900     71,212
            King Pharmaceuticals, Inc.+............   4,510     80,188
            Merck & Co., Inc.......................  10,600    352,874
            Mylan Laboratories, Inc................   3,000     62,730
            Pfizer, Inc............................  40,930    968,404
            Watson Pharmaceuticals, Inc.+..........   1,250     31,662
            Wyeth..................................   1,820     83,247
                                                            ----------
                                                             2,764,262
                                                            ----------
          Electronics/Electrical Equipment -- 1.13%
            Emerson Electric Co....................   9,342    770,902
            Harman International Industries, Inc...     880     74,562
            Jabil Circuit, Inc.....................  15,372    535,253
            Millipore Corp.+.......................     700     48,580
            NVIDIA Corp.+..........................   4,480    102,950
            Perkinelmer, Inc.......................   2,900     60,494
            Solectron Corp.+.......................   8,730     31,079
            Waters Corp.+..........................   3,600    149,940
            Xerox Corp.+...........................   5,630     77,300
                                                            ----------
                                                             1,851,060
                                                            ----------
          Financial Services -- 5.13%
            American Express Co....................  12,220    664,279
            Ameriprise Financial, Inc..............   6,182    282,950
            Capital One Financial Corp.............   3,090    255,759
            Citigroup, Inc.........................  51,659  2,546,789
            Fannie Mae.............................   1,990     99,003
            Federated Investors, Inc., Class B.....   5,966    191,628
            Freddie Mac............................   7,070    424,483
            Goldman Sachs Group, Inc...............     300     45,285
            JPMorgan Chase & Co....................  42,472  1,811,006
            Merrill Lynch & Co., Inc...............   4,300    311,363
            Morgan Stanley.........................  17,620  1,050,504
            Principal Financial Group, Inc.........   8,320    454,688
            T. Rowe Price Group, Inc...............   3,480    275,268
                                                            ----------
                                                             8,413,005
                                                            ----------
          Foods -- 0.71%
            Campbell Soup Co.......................   8,200    288,558
            Dean Foods Co.+........................   1,400     49,980
            General Mills, Inc.....................  13,500    700,515
            Tyson Foods, Inc., Class A.............   7,640    122,316
                                                            ----------
                                                             1,161,369
                                                            ----------
          Freight -- 0.45%
            FedEx Corp.............................   2,700    295,029
            United Parcel Service, Inc.............   5,540    446,247
                                                            ----------
                                                               741,276
                                                            ----------
          Hardware & Tools -- 0.08%
            Black & Decker Corp....................   1,450    126,092
                                                            ----------
          Healthcare -- 0.06%
            McKesson Corp..........................   2,120    104,940
                                                            ----------

 6   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006


                                                              Value
                                                     Shares  (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Hospital Supplies -- 1.33%
            AmerisourceBergen Corp..................  1,380 $   60,154
            Cardinal Health, Inc....................  3,330    222,811
            Hospira, Inc.+..........................  2,800    125,468
            Johnson & Johnson....................... 29,483  1,775,466
                                                            ----------
                                                             2,183,899
                                                            ----------
          Household Products -- 1.16%
            Alberto-Culver Co., Class B.............  2,200    102,322
            Colgate-Palmolive Co.................... 10,703    645,819
            Estee Lauder Cos., Inc., Class A........  2,800    114,632
            Kimberly-Clark Corp.....................  6,630    402,242
            Procter & Gamble Co..................... 11,747    637,275
                                                            ----------
                                                             1,902,290
                                                            ----------
          Information Processing - Hardware -- 1.58%
            Apple Computer, Inc.+...................  7,800    466,206
            Dell, Inc.+............................. 14,130    358,619
            EMC Corp.+..............................  5,500     70,400
            Hewlett-Packard Co...................... 23,780    769,996
            International Business Machines Corp.... 10,619    848,458
            Sandisk Corp.+..........................  1,550     87,219
                                                            ----------
                                                             2,600,898
                                                            ----------
          Information Processing - Services -- 0.68%
            Computer Sciences Corp.+................  3,700    208,125
            eBay, Inc.+.............................  3,160    103,680
            First Data Corp.........................  2,900    133,719
            Google, Inc.+...........................    700    260,274
            Monster Worldwide, Inc.+................  2,300    112,401
            VeriSign, Inc.+.........................  5,410    121,454
            Yahoo!, Inc.+...........................  5,690    179,747
                                                            ----------
                                                             1,119,400
                                                            ----------
          Information Processing - Software -- 1.71%
            Autodesk, Inc.+.........................  1,300     47,307
            Automatic Data Processing, Inc.......... 14,957    680,095
            BMC Software, Inc.+.....................  1,450     29,217
            Citrix Systems, Inc.+...................  1,500     56,370
            Intuit, Inc.+...........................  2,570    142,095
            Microsoft Corp.......................... 64,795  1,467,607
            Oracle Corp.+........................... 26,780    380,812
                                                            ----------
                                                             2,803,503
                                                            ----------
          Insurance -- 3.02%
            ACE, Ltd................................  1,500     77,655
            Aetna, Inc..............................  7,642    293,911
            AFLAC, Inc..............................  4,170    195,156
            Allstate Corp...........................  9,026    496,520
            Chubb Corp..............................  7,100    358,763
            CIGNA Corp..............................  2,360    218,867
            Cincinnati Financial Corp...............  5,290    242,494
            Coventry Health Care, Inc.+.............  2,500    130,625
            Genworth Financial, Inc.................  1,400     46,886
            Hartford Financial Services Group, Inc..  6,758    594,299
            Lincoln National Corp...................  4,528    254,383
            Marsh & McLennan Cos., Inc.............. 20,070    562,562
            MetLife, Inc............................  1,980    101,911
            Safeco Corp.............................  2,960    163,895
            St. Paul Travelers Cos., Inc............  8,890    391,338
            Torchmark Corp..........................  3,640    214,323
            UnitedHealth Group, Inc.................  4,700    206,612
            WellPoint, Inc.+........................  2,980    213,308
            Xl Capital, Ltd., Class A...............  2,980    188,574
                                                            ----------
                                                             4,952,082
                                                            ----------
          Leisure & Tourism -- 1.07%
            Carnival Corp...........................  9,990    398,701
            Darden Restaurants, Inc.................  2,680     94,899

                                                             Value
                                                    Shares  (Note 3)
           Leisure & Tourism (continued)
             Harley-Davidson, Inc..................  1,890 $   94,216
             Hasbro, Inc...........................  3,300     61,182
             Marriott International, Inc., Class A.  4,480    324,038
             McDonald's Corp....................... 20,676    685,823
             Starbucks Corp.+......................  2,780     99,107
                                                           ----------
                                                            1,757,966
                                                           ----------
           Machinery -- 0.17%
             Cooper Industries, Ltd., Class A......  1,130    100,638
             Cummins, Inc..........................    590     65,024
             Dover Corp............................  2,200    107,448
                                                           ----------
                                                              273,110
                                                           ----------
           Medical - Biomedical/Gene -- 0.74%
             Amgen, Inc.+.......................... 15,495  1,047,307
             MedImmune, Inc.+......................  2,470     78,595
             Vertex Pharmaceuticals, Inc.+.........  2,721     93,875
                                                           ----------
                                                            1,219,777
                                                           ----------
           Medical Technology -- 0.16%
             Baxter International, Inc.............  4,130    155,701
             Quest Diagnostics, Inc................    520     28,985
             Zimmer Holdings, Inc.+................  1,190     72,054
                                                           ----------
                                                              256,740
                                                           ----------
           Metals -- 0.19%
             Freeport-McMoRan Copper & Gold, Inc...    900     50,391
             Nucor Corp............................  2,480    261,070
                                                           ----------
                                                              311,461
                                                           ----------
           Multimedia -- 0.91%
             CBS Corp..............................  6,200    160,642
             Gannett Co., Inc......................  1,720     92,897
             McGraw-Hill Cos., Inc.................  7,310    377,196
             News Corp., Class A................... 14,530    277,087
             Walt Disney Co........................ 19,266    587,613
                                                           ----------
                                                            1,495,435
                                                           ----------
           Oil & Gas -- 4.38%
             BJ Services Co........................  3,780    138,537
             Cameron International Corp.+.......... 11,190    524,811
             ChevronTexaco Corp.................... 21,340  1,275,919
             ConocoPhillips........................  4,110    260,122
             Devon Energy Corp.....................  7,570    434,215
             EOG Resources, Inc....................  1,020     66,973
             Exxon Mobil Corp...................... 45,241  2,755,629
             Grant Prideco, Inc.+..................  9,580    460,223
             Halliburton Co........................  1,300     96,967
             Kerr-McGee Corp.......................  2,000    213,700
             Nabors Industries, Ltd.+..............  5,300    190,323
             Occidental Petroleum Corp.............  1,800    178,362
             Schlumberger, Ltd.....................  5,320    348,832
             Valero Energy Corp....................  1,630    100,001
             Weatherford International, Ltd.+......  2,800    145,712
                                                           ----------
                                                            7,190,326
                                                           ----------
           Paper/Forest Products -- 0.47%
             Avery Dennison Corp...................  2,988    177,457
             International Paper Co................  2,900     98,542
             Plum Creek Timber Co., Inc............  4,004    143,143
             Weyerhaeuser Co.......................  5,500    351,780
                                                           ----------
                                                              770,922
                                                           ----------
           Pollution Control -- 0.16%
             Waste Management, Inc.................  7,180    262,932
                                                           ----------
           Publishing -- 0.10%
             Tribune Co............................  5,230    156,063
                                                           ----------

 May 31, 2006 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  7


                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Railroads & Equipment -- 0.14%
           Burlington Northern Santa Fe Corp.........  1,300 $  100,633
           Norfolk Southern Corp.....................    800     42,208
           Union Pacific Corp........................  1,000     92,800
                                                             ----------
                                                                235,641
                                                             ----------
         Retail -- 1.99%
           Amazon.com, Inc.+.........................  1,700     58,837
           Bed Bath & Beyond, Inc.+..................  1,400     49,238
           Best Buy Co., Inc.........................  2,969    157,357
           Costco Wholesale Corp.....................    500     26,465
           CVS Corp.................................. 27,780    775,062
           Dollar General Corp.......................  7,950    129,585
           Gap, Inc..................................  9,850    179,270
           J.C. Penney Co., Inc......................  4,390    266,737
           Kohl's Corp.+.............................  3,400    182,546
           Kroger Co................................. 11,400    229,254
           Lowe's Cos., Inc..........................  4,440    276,523
           Office Depot, Inc.+.......................  1,400     58,198
           Safeway, Inc..............................  5,150    121,437
           Sears Holdings Corp.+.....................    200     30,374
           SUPERVALU, Inc............................  7,200    209,952
           Target Corp...............................  4,660    227,967
           Tiffany & Co..............................  1,560     53,336
           Wal-Mart Stores, Inc......................  4,316    209,110
           Walgreen Co...............................    700     28,420
                                                             ----------
                                                              3,269,668
                                                             ----------
         Savings & Loan -- 0.20%
           Washington Mutual, Inc....................  7,310    335,602
                                                             ----------
         Schools -- 0.04%
           Apollo Group, Inc., Class A+..............  1,290     67,480
                                                             ----------
         Semiconductors -- 1.45%
           Advanced Micro Devices, Inc.+.............  2,200     67,958
           Analog Devices, Inc.......................  6,480    218,570
           Applied Materials, Inc.................... 21,660    366,271
           Applied Micro Circuits Corp.+............. 13,590     39,955
           Broadcom Corp., Class A+..................  1,206     40,775
           Freescale Semiconductor, Inc.+............  2,600     81,146
           Intel Corp................................ 31,991    576,478
           KLA-Tencor Corp...........................  2,930    120,247
           LSI Logic Corp.+..........................  5,040     49,039
           Micron Technology, Inc.+..................  9,400    155,664
           Novellus Systems, Inc.+...................  3,360     77,818
           QLogic Corp.+.............................  1,400     25,032
           Texas Instruments, Inc.................... 13,650    426,289
           Xilinx, Inc...............................  5,448    141,648
                                                             ----------
                                                              2,386,890
                                                             ----------
         Telecommunications -- 2.71%
           Avaya, Inc.+..............................  3,568     42,138
           BellSouth Corp............................ 11,850    400,175
           Cisco Systems, Inc.+...................... 22,150    435,912
           Citizens Communications Co................ 11,700    148,356
           Corning, Inc.+............................ 17,320    420,010
           Lucent Technologies, Inc.+................ 18,300     46,665
           Motorola, Inc............................. 17,690    373,082
           Nokia Oyj ADR............................. 17,660    379,160
           QUALCOMM, Inc............................. 11,937    539,672
           Qwest Communications International, Inc.+. 16,540    115,945
           Sprint Corp............................... 18,963    402,205
           Verizon Communications, Inc............... 36,890  1,151,337
                                                             ----------
                                                              4,454,657
                                                             ----------
         Therapeutics -- 0.44%
           Gilead Sciences, Inc.+.................... 11,240    644,389
           Neurocrine Biosciences, Inc.+.............  4,150     81,797
                                                             ----------
                                                                726,186
                                                             ----------

                                                                      Shares/
                                                                     Principal    Value
                                                                      Amount     (Note 3)
Tobacco -- 0.28%
  Altria Group, Inc.................................................      2,170 $   157,000
  Reynolds American, Inc............................................      2,810     308,931
                                                                                -----------
                                                                                    465,931
                                                                                -----------
Utilities - Communication -- 0.16%
  AT&T, Inc.........................................................      9,860     256,952
                                                                                -----------
Utilities - Electric -- 1.53%
  AES Corp.+........................................................      4,200      77,280
  American Electric Power Co., Inc..................................     10,350     354,695
  CenterPoint Energy, Inc...........................................      8,470     101,555
  Constellation Energy Group, Inc...................................      4,100     211,970
  Dominion Resources, Inc...........................................      3,000     217,740
  Edison International, Inc.........................................     10,326     405,192
  Entergy Corp......................................................      6,270     439,590
  Exelon Corp.......................................................      8,100     458,541
  PPL Corp..........................................................      4,580     136,347
  TECO Energy, Inc..................................................      3,970      59,629
  TXU Corp..........................................................        750      42,975
                                                                                -----------
                                                                                  2,505,514
                                                                                -----------
Total Common Stock
   (Cost $71,618,354)...............................................             74,085,281
                                                                                -----------
PREFERRED STOCK -- 0.22%
Financial Services -- 0.22%
  Fannie Mae 7.07%(3)...............................................      2,010     110,309
  General Electric Capital Corp. 8.00%(4)...........................     11,000     252,450
                                                                                -----------
Total Preferred Stock
   (Cost $383,805)..................................................                362,759
                                                                                -----------
EXCHANGE-TRADED FUNDS -- 0.53%
Financial Services -- 0.53%
  iShares MSCI Japan Index Fund:
   (Cost $852,140)..................................................     62,200     870,800
                                                                                -----------
ASSET-BACKED SECURITIES -- 2.84%
Financial Services -- 2.84%
  Argent Securities, Inc. Series 2006-W2, Class A2B:
   5.27% due 03/25/36(3)............................................ $  270,000     270,457
  Banc of America Large Loan Inc. Series 2005-BBA6, Class A2::
   5.25% due 01/15/19*(3)(8)........................................    160,000     159,995
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15...............................................    100,000      95,268
  Commercial Mtg. Pass Through Certs., Series 2004-LB2A:
   4.22% due 03/10/39(8)............................................  1,380,000   1,307,188
  Credit Suisse Commercial Mtg., Series 2006-C2, Class H:
   5.85% due 03/15/39*(1)(6)(8).....................................    365,000     338,388
  Credit Suisse Mtg. Capital, Pass Through, Series 2006-T, Class C:
   5.34% due 04/15/08*(3)(8)........................................    236,000     236,159
  Credit Suisse Mtg. Capital, Pass Through, Series 2006-T, Class D:
   5.36% due 04/15/08*(3)(8)........................................    236,000     236,159
  Deutsche Alt-A Securities, Inc. Mtg. Loans, Series 2006-AB2,
   Class A5A:
   6.09% due 06/25/36(1)(7).........................................    350,000     349,999
  LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
   5.30% due 06/15/36(6)(8).........................................     80,000      77,867
  LB-UBS Commercial Mtg. Trust, Series 2006-C3, Class AJ:
   5.72% due 03/15/39(6)(8).........................................    725,000     714,474
  Merrill Lynch Mtg. Investor, Inc., Series 2006-RM1W, Class A2D:
   5.59% due 02/25/37(1)(6).........................................    270,000     262,902
  Morgan Stanley Capital I, Series 2004-IQ8, Class C:
   5.30% due 06/15/40(6)(7).........................................    205,000     195,274
  Providian Master Note Trust, Series 2006-C1A, Class C1:
   5.63% due 03/16/15*(3)...........................................    220,000     222,372
  Wachovia Bank Commercial Mtg. Trust, Series 2006-C25,
   Class G
   5.95% due 05/15/43*(1)...........................................    205,000     200,211
                                                                                -----------
Total Asset-Backed Securities
   (Cost $4,703,814)................................................              4,666,713
                                                                                -----------

 8   ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006


                                                             Principal   Value
                                                              Amount    (Note 3)
---------------------------------------------------------------------------------
CORPORATE BONDS -- 11.75%
Advertising -- 0.03%
  Affinity Group, Inc.:
   9.00% due 02/15/12....................................... $ 50,000  $   49,500
                                                                       ----------
Aerospace/Defense -- 0.19%
  Raytheon Co.:
   4.85% due 01/15/11.......................................  110,000     106,313
   6.75% due 08/15/07.......................................  195,000     197,773
                                                                       ----------
                                                                          304,086
                                                                       ----------
Airlines -- 0.32%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 11/23/12.......................................  185,000     180,838
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 07/02/20.......................................  333,423     330,089
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 09/15/12.......................................    8,778       8,174
                                                                       ----------
                                                                          519,101
                                                                       ----------
Automotive -- 0.11%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................   25,000      20,719
  DaimlerChrysler NA Holding Corp.:
   7.30% due 01/15/12.......................................   55,000      57,712
  Ford Motor Co.:
   6.63% due 10/01/28.......................................   30,000      20,400
  General Motors Corp.:
   8.25% due 07/15/23.......................................  100,000      75,250
                                                                       ----------
                                                                          174,081
                                                                       ----------
Banks -- 0.80%
  ABN Amro North American Holding Capital:
   6.52% due 11/08/12*(5)...................................  110,000     112,006
  BankBoston Captial Trust IV:
   5.46% due 06/08/28(3)....................................  140,000     135,434
  Branch Banking & Trust Co.:
   4.88% due 01/15/13.......................................   55,000      52,550
  Chemical Bank:
   6.13% due 11/01/08.......................................  117,000     118,510
  First Maryland Capital II:
   6.00% due 02/01/27(3)....................................  124,000     121,689
  HSBC Holdings PLC:
   6.50% due 05/02/36.......................................   78,000      77,283
  Huntington National Bks.:
   6.60% due 06/15/18.......................................   63,000      64,929
  National City Bank:
   4.63% due 05/01/13.......................................   77,000      72,047
  PNC Funding Corp.:
   5.75% due 08/01/06.......................................  179,000     179,081
  Popular North America, Inc.:
   5.65% due 04/15/09.......................................   83,000      82,484
  Sanwa Bank Ltd.:
   7.40% due 06/15/11.......................................   55,000      58,611
  Southtrust Bank NA:
   4.75% due 03/01/13.......................................  110,000     103,256
  Union Bank of California:
   5.95% due 05/11/16.......................................  110,000     109,429
  US Bank NA:
   3.90% due 08/15/08.......................................   26,000      25,201
                                                                       ----------
                                                                        1,312,510
                                                                       ----------
Broadcasting -- 0.53%
  Chancellor Media Corp.:
   8.00% due 11/01/08.......................................  150,000     156,922
  Charter Communications Holdings LLC:
   11.13% due 01/15/11......................................  105,000      66,150
  Cox Communications, Inc.:
   7.13% due 10/01/12.......................................  110,000     114,252
   7.63% due 06/15/25.......................................   76,000      79,720

                                                    Principal  Value
                                                     Amount   (Note 3)
          Broadcasting (continued)
            Nexstar Finance, Inc.:
             7.00% due 01/15/14.................... $ 40,000  $ 37,350
            Paxson Communications Corp.:
             11.32% due 01/15/13*(3)...............  155,000   156,744
            Univision Communications, Inc.:
             3.50% due 10/15/07....................   55,000    53,218
            Viacom, Inc.:
             6.63% due 05/15/11....................  110,000   113,135
            Young Broadcasting, Inc.:
             10.00% due 03/01/11...................  100,000    90,500
                                                              --------
                                                               867,991
                                                              --------
          Building Materials -- 0.07%
            American Standard, Inc.:
             5.50% due 04/01/15....................   66,000    62,036
             7.38% due 02/01/08....................   47,000    48,051
                                                              --------
                                                               110,087
                                                              --------
          Chemical -- 0.28%
            BCI US Finance Corp.:
             10.58% due 07/15/10*(3)...............  150,000   153,000
            E.I. du Pont de Nemours and Co.:
             4.88% due 04/30/14....................   34,000    31,931
            Eastman Chemical Co.:
             7.63% due 06/15/24....................   65,000    68,031
            ICI Wilmington, Inc.:
             7.05% due 09/15/07....................  146,000   148,074
            Monsanto Co.:
             5.50% due 08/15/25....................   65,000    58,647
                                                              --------
                                                               459,683
                                                              --------
          Commercial Services -- 0.21%
            Aramark Services, Inc.:
             7.00% due 05/01/07....................  134,000   134,673
            Monitronics International, Inc.:
             11.75% due 09/01/10...................   70,000    69,300
            Pitney Bowes, Inc.:
             4.75% due 01/15/16....................   94,000    85,699
            Rent-Way, Inc.:
             11.88% due 06/15/10...................   51,000    52,785
                                                              --------
                                                               342,457
                                                              --------
          Conglomerates -- 0.07%
            Tyco International Group SA:
             6.00% due 11/15/13....................  110,000   108,902
                                                              --------
          Drugs -- 0.26%
            Abbott Laboratories:
             5.88% due 05/15/16....................  120,000   119,503
            American Home Products Corp.:
             6.70% due 03/15/11....................   93,000    97,673
            Merck & Co., Inc.:
             2.50% due 03/30/07....................  108,000   105,503
            Wyeth:
             5.50% due 02/01/14....................  112,000   108,880
                                                              --------
                                                               431,559
                                                              --------
          Electronics/Electrical Equipment -- 0.06%
            Arrow Electronics, Inc.:
             6.88% due 06/01/18....................   99,000    99,601
                                                              --------
          Financial Services -- 2.11%
            Ameriprise Financial, Inc.:
             5.35% due 11/15/10....................   77,000    75,743
            BAE Systems Holdings, Inc.:
             5.20% due 08/15/15*...................  220,000   205,028
            Banc One Corp.:
             8.00% due 04/29/27....................   78,000    91,763
            CIT Group, Inc.:
             5.40% due 03/07/13....................  100,000    97,142

 May 31, 2006 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  9


                                                    Principal   Value
                                                     Amount    (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Financial Services (continued)
         Comerica, Inc.:
          4.80% due 05/01/15....................... $ 55,000  $   50,139
         Consolidated Communications Illinois:
          9.75% due 04/01/12.......................   96,000     102,240
         Countrywide Home Loans, Inc.:
          4.13% due 09/15/09.......................   60,000      57,175
         Ford Motor Credit Co.:
          5.80% due 01/12/09.......................  217,000     198,320
         Foster's Finance Corp.:
          6.88% due 06/15/11*......................   55,000      57,228
         General Electric Capital Corp.:
          2.80% due 01/15/07.......................  187,000     184,268
          6.75% due 03/15/32.......................  200,000     214,040
         General Motors Acceptance Corp.:
          6.75% due 12/01/14.......................   75,000      68,082
          6.88% due 09/15/11.......................  275,000     258,341
          6.88% due 08/28/12.......................    6,000       5,577
          7.25% due 03/02/11.......................   25,000      23,852
          7.75% due 01/19/10.......................  110,000     107,770
         Genworth Global Funding Trusts:
          5.75% due 05/15/13.......................  110,000     109,946
         Goldman Sachs Group, Inc.:
          6.45% due 05/01/36.......................   65,000      62,829
         Household Finance Corp.:
          7.00% due 05/15/12.......................   88,000      93,056
         Kinder Morgan Finance Co.:
          5.70% due 01/05/16.......................   99,000      88,115
         Lehman Brothers Holdings, Inc.:
          5.50% due 04/04/16.......................  197,000     189,407
          5.75% due 05/17/13.......................  110,000     108,847
         Lehman Brothers Holdings, Inc., Series G:
          4.50% due 07/26/10.......................  110,000     105,479
         Merrill Lynch & Co., Inc.:
          6.05% due 05/16/16.......................  110,000     109,794
         Pricoa Global Funding I:
          4.63% due 06/25/12*......................   65,000      61,106
         Principal Life Global Funding I:
          5.25% due 01/15/13*......................  100,000      97,282
         Residential Capital Corp.:
          6.38% due 06/30/10.......................  360,000     355,368
          6.50% due 04/17/13.......................   55,000      53,788
         Swiss Re Capital I LP:
          6.85% due 05/25/06*(5)...................   57,000      56,734
         Transamerica Finance Corp.:
          6.40% due 09/15/08.......................   67,000      68,011
         UBS Preferred Funding Trust V:
          6.24% due 05/15/16(5)....................  110,000     109,983
                                                              ----------
                                                               3,466,453
                                                              ----------
       Foods -- 0.05%
         Dole Foods Co., Inc.:
          8.88% due 03/15/11.......................   25,000      24,469
         Tyson Foods, Inc.:
          8.25% due 10/01/11.......................   60,000      64,014
                                                              ----------
                                                                  88,483
                                                              ----------
       Freight -- 0.07%
         Ryder System, Inc.:
          5.00% due 06/15/12.......................  119,000     111,713
                                                              ----------
       Funeral Services -- 0.03%
         Service Corp. International:
          6.75% due 04/01/16.......................   60,000      56,250
                                                              ----------
       Healthcare -- 0.14%
         Boston Scientific Corp:
          6.25% due 11/15/35.......................  143,000     141,759

                                                    Principal   Value
                                                     Amount    (Note 3)
        Healthcare (continued)
          Psychiatric Solutions, Inc.:
           7.75% due 07/15/15...................... $ 85,000  $   85,637
                                                              ----------
                                                                 227,396
                                                              ----------
        Heavy Duty Trucks/Parts -- 0.02%
          Dura Operating Corp.:
           8.63% due 04/15/12......................   36,000      31,005
                                                              ----------
        Hospital Management -- 0.08%
          HCA, Inc.:
           6.95% due 05/01/12......................  125,000     123,830
                                                              ----------
        Hospital Supplies -- 0.06%
          AmerisourceBergen Corp.:
           5.63% due 09/15/12*.....................   50,000      48,718
          Universal Hospital Services, Inc.:
           10.13% due 11/01/11.....................   55,000      57,750
                                                              ----------
                                                                 106,468
                                                              ----------
        Information Processing - Services -- 0.03%
          Computer Sciences Corp.:
           3.50% due 04/15/08......................   55,000      52,948
                                                              ----------
        Information Processing - Software -- 0.04%
          Activant Solutions, Inc.:
           10.99% due 04/01/10*(3).................   25,000      24,750
          Oracle Corp. / Ozark Holding, Inc.:
           5.00% due 01/15/11*.....................   50,000      48,497
                                                              ----------
                                                                  73,247
                                                              ----------
        Insurance -- 0.74%
          Ace INA Holdings, Inc.:
           6.70% due 05/15/36......................   65,000      63,282
          AMBAC, Inc.:
           5.95% due 12/05/35......................   65,000      60,254
          Americo Life, Inc.:
           7.88% due 05/01/13*.....................  102,000     101,417
          AmerUs Group Co.:
           6.58% due 05/16/11......................  110,000     110,514
          Great West Life & Annuity Insurance Co:
           7.15% due 05/15/16*(5)..................  187,000     186,831
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  141,000     137,975
          Jefferson-Pilot Corp.:
           4.75% due 01/30/14......................   75,000      69,308
          Kingsway America, Inc.:
           7.50% due 02/01/14......................   78,000      77,333
          MetLife, Inc.:
           5.00% due 11/24/13......................   66,000      62,260
          Metropolitan Life Global Funding I:
           4.63% due 08/19/10*.....................   55,000      52,837
          MIC Financing Trust I:
           8.38% due 02/01/27*.....................   57,000      57,619
          Nationwide Life Global Funding I:
           5.35% due 03/15/11*.....................  110,000     108,556
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  127,000     130,009
                                                              ----------
                                                               1,218,195
                                                              ----------
        Leisure & Tourism -- 0.20%
          Brunswick Corp.:
           5.00% due 06/01/11......................   87,000      82,292
          Hilton Hotels Corp.:
           7.20% due 12/15/09......................   63,000      64,365
          MGM Mirage, Inc.:
           5.88% due 02/27/14......................  125,000     114,687
          Riviera Holdings Corp.:
           11.00% due 06/15/10(2)..................   70,000      73,938
                                                              ----------
                                                                 335,282
                                                              ----------

 10  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006


                                                 Principal  Value
                                                  Amount   (Note 3)
            -------------------------------------------------------
            CORPORATE BONDS (continued)
            Metals -- 0.13%
              Barrick Gold Finance Co.:
               7.50% due 05/01/07............... $ 82,000  $ 83,430
              Crown Cork & Seal Co., Inc.:
               8.00% due 04/15/23...............   50,000    47,750
              Timken Co.:
               5.75% due 02/15/10...............   88,000    86,333
                                                           --------
                                                            217,513
                                                           --------
            Mining -- 0.04%
              Newmont Mining Corp.:
               8.63% due 05/15/11...............   55,000    61,471
                                                           --------
            Multimedia -- 0.34%
              AOL Time Warner, Inc.:
               6.75% due 04/15/11...............   55,000    56,544
              Belo Corp:
               6.75% due 05/30/13...............   55,000    54,968
              Clear Channel Communications:
               4.90% due 05/15/15...............  117,000   101,463
              News America, Inc.:
               7.30% due 04/30/28...............   65,000    66,209
              Time Warner Entertainment Co. LP:
               8.38% due 03/15/23...............  157,000   175,413
              Time Warner, Inc.:
               7.25% due 10/15/17...............   52,000    54,602
              Viacom, Inc.:
               6.88% due 04/30/36*..............   45,000    43,526
                                                           --------
                                                            552,725
                                                           --------
            Oil & Gas -- 0.46%
              Amerada Hess Corp.:
               7.88% due 10/01/29...............   70,000    78,375
              Consumers Energy Co.:
               4.25% due 04/15/08...............  130,000   126,514
              El Paso Production Holding Co.:
               7.75% due 06/01/13...............  155,000   158,100
              Encore Acquisition Co.:
               6.00% due 07/15/15...............   38,000    33,915
               6.25% due 04/15/14...............   22,000    20,185
              Hanover Compressor Co.:
               9.00% due 06/01/14...............   75,000    79,687
              Hilcorp Energy LP:
               10.50% due 09/01/10*.............   49,000    53,288
              Premcor Refining Group, Inc.:
               6.75% due 02/01/11...............  116,000   119,841
              Seitel, Inc.:
               11.75% due 07/15/11..............   75,000    84,750
                                                           --------
                                                            754,655
                                                           --------
            Paper/Forest Products -- 0.18%
              MeadWestvaco Corp.:
               6.85% due 04/01/12...............  110,000   112,005
              Pliant Corp.:
               11.13% due 09/01/09(10)(11)(15)..   79,000    83,345
              Plum Creek Timberlands LP:
               5.88% due 11/15/15...............   95,000    91,696
                                                           --------
                                                            287,046
                                                           --------
            Pollution Control -- 0.05%
              Republic Services, Inc.:
               6.09% due 03/15/35...............   95,000    88,847
                                                           --------
            Publishing -- 0.08%
              Knight-Ridder, Inc.:
               6.88% due 03/15/29...............   65,000    59,336
               7.15% due 11/01/27...............   70,000    65,362
                                                           --------
                                                            124,698
                                                           --------

                                                   Principal   Value
                                                    Amount    (Note 3)
         Railroads & Equipment -- 0.18%
           Burlington Northern Santa Fe Corp.:
            7.29% due 06/01/36.................... $141,000  $  157,717
           Norfolk Southern Corp.:
            5.59% due 05/17/25....................  147,000     136,154
                                                             ----------
                                                                293,871
                                                             ----------
         Real Estate -- 0.20%
           Brascan Corp.:
            8.13% due 12/15/08....................  141,000     148,659
           EOP Operating LP:
            7.00% due 07/15/11....................  110,000     115,294
           ERP Operating LP:
            5.38% due 08/01/16....................   69,000      65,111
                                                             ----------
                                                                329,064
                                                             ----------
         Real Estate Investment Trusts -- 0.15%
           Duke Realty LP:
            5.50% due 03/01/16....................   55,000      52,181
           Heritage Property Investment Trust:
            4.50% due 10/15/09....................   55,000      52,760
           Mack-Cali Realty LP:
            5.80% due 01/15/16....................   55,000      52,613
           Reckson Operating Partnership LP:
            6.00% due 03/31/16....................   31,000      30,051
           Simon Property Group LP:
            6.35% due 08/28/12....................   55,000      56,192
                                                             ----------
                                                                243,797
                                                             ----------
         Savings & Loan -- 0.75%
           Charter One Bank FSB:
            6.38% due 05/15/12....................  313,000     324,745
           Downey Financial Corp.:
            6.50% due 07/01/14....................  130,000     127,609
           Golden West Financial Corp.:
            4.75% due 10/01/12....................  118,000     111,804
           Independence Community Bank Corp.:
            3.50% due 06/20/08(5).................   59,000      56,419
           Sovereign Bancorp, Inc.:
            4.80% due 09/01/10*...................  166,000     159,333
           Washington Mutual Bank:
            5.95% due 05/20/13....................  110,000     109,261
           Washington Mutual, Inc.:
            5.24% due 03/22/12(3).................  212,000     211,734
           Western Financial Bank:
            9.63% due 05/15/12....................  124,000     137,020
                                                             ----------
                                                              1,237,925
                                                             ----------
         Telecommunications -- 0.79%
           Alltel Corp.:
            4.66% due 05/17/07....................  141,000     139,921
           American Cellular Corp.:
            10.00% due 08/01/11...................  175,000     187,906
           Centennial Communications Corp.:
            10.74% due 01/01/13(3)................   75,000      78,187
           Corning, Inc.:
            6.20% due 03/15/16....................   66,000      65,753
           Embarq Corp.:
            7.08% due 06/01/16....................   15,000      15,018
           GTE Northwest, Inc.:
            5.55% due 10/15/08....................   60,000      59,435
           GTE Southwest, Inc.:
            8.50% due 11/15/31....................  130,000     144,805
           ICO North America, Inc.:
            7.50% due 08/15/09(1)(9)(14)..........   20,000      25,000
           LCI International, Inc.:
            7.25% due 06/15/07....................  265,000     266,325
           New England Telephone & Telegraph Co.:
            7.88% due 11/15/29....................   65,000      66,643

 May 31, 2006 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  11


                                                    Principal   Value
                                                     Amount    (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Telecommunications (continued)
         Sprint Capital Corp.:
          6.88% due 11/15/28....................... $132,000  $  133,109
         Verizon New York, Inc.:
          6.88% due 04/01/12.......................  114,000     116,351
                                                              ----------
                                                               1,298,453
                                                              ----------
       Utilities - Electric -- 1.66%
         AES Corp.:
          8.88% due 02/15/11.......................  100,000     106,375
         American Electric Power Co., Inc.:
          4.71% due 08/16/07(4)....................   67,000      66,284
         Appalachian Power Co.:
          5.00% due 06/01/17.......................   66,000      59,439
         Calpine Corp.:
          8.75% due 07/15/13*(10)(11)..............  305,000     293,562
         Centerpoint Energy Houston Electric, LLC:
          5.60% due 07/01/23.......................   86,000      78,988
         Centerpoint Energy, Inc.:
          5.88% due 06/01/08.......................  130,000     130,211
         Commonwealth Edison Co.:
          5.88% due 02/01/33.......................  104,000      95,549
         Consolidated Natural Gas Co.:
          5.38% due 11/01/06.......................   82,000      81,928
         Detroit Edison Co.:
          6.63% due 06/01/36.......................  130,000     131,255
         Dominion Resources, Inc.:
          5.69% due 05/15/08(4)....................  121,000     120,932
         Duke Energy Co.:
          4.20% due 10/01/08.......................  110,000     106,550
         Duquesne Light Holdings, Inc.:
          6.25% due 08/15/35.......................   33,000      29,594
         Entergy Louisiana LLC:
          5.83% due 11/01/10.......................  165,000     162,677
         Florida Power & Light Co.:
          5.95% due 10/01/33.......................   68,000      65,500
         Indianapolis Power & Light Co.:
          6.60% due 01/01/34*......................   38,000      37,802
         Indiantown Cogeneration, LP:
          9.26% due 12/15/10.......................   60,443      63,187
         NRG Energy, Inc.:
          7.25% due 02/01/14.......................   25,000      25,000
          7.38% due 02/01/16.......................  150,000     150,188
         Old Dominion Electric Cooperative:
          5.68% due 12/01/28.......................   47,917      46,371
         Pepco Holding, Inc.:
          5.50% due 08/15/07.......................  111,000     110,753
         PSEG Power LLC:
          7.75% due 04/15/11.......................   55,000      59,043
         PSI Energy, Inc.:
          7.85% due 10/15/07.......................  180,000     184,774
         Public Service Electric & Gas Co.:
          5.00% due 08/15/14.......................   60,000      56,693
         Puget Sound Energy, Inc.:
          5.20% due 10/01/15.......................  183,000     172,420
         Reliant Resources, Inc.:
          9.50% due 07/15/13.......................   75,000      75,750
         Southern California Edison Co.:
          5.63% due 02/01/36.......................   78,000      70,472
         Southern Energy, Inc.:
          7.90% due 07/15/09+(1)(9)(14)............  125,000           0
         Virginia Electric and Power Co.:
          4.10% due 12/15/08.......................  144,000     138,857
                                                              ----------
                                                               2,720,154
                                                              ----------
       Utilities - Gas, Distribution -- 0.07%
         Sempra Energy:
          4.62% due 05/17/07.......................   55,000      54,511

                                                   Principal   Value
                                                    Amount    (Note 3)
        Utilities - Gas, Distribution (continued)
          Southern California Gas Co.:
           5.75% due 11/15/35..................... $ 65,000  $    61,387
                                                             -----------
                                                                 115,898
                                                             -----------
        Utilities - Gas, Pipeline -- 0.17%
          Duke Energy Field Services LLC:
           6.88% due 02/01/11.....................   55,000       57,258
          NGC Corp. Capital Trust I:
           8.32% due 06/01/27.....................  125,000      108,750
          Reliant Energy Resources Corp.:
           7.75% due 02/15/11.....................  110,000      118,309
                                                             -----------
                                                                 284,317
                                                             -----------
        Total Corporate Bonds
           (Cost $19,606,702).....................            19,281,262
                                                             -----------
        FOREIGN BONDS & NOTES -- 1.81%
        Banks -- 0.19%
          Caisse Nationale des Caisses d'Epargne:
           5.09% due 12/30/09(3)..................  102,000       86,955
          Mizuho Finance Group Cayman, Ltd.:
           8.38% due 12/29/49.....................  120,000      126,888
          National Westminster Bank PLC:
           7.75% due 10/16/07(5)..................   46,000       47,198
          NIB Capital Bank NV:
           5.82% due 12/11/13*(5).................   55,000       51,972
                                                             -----------
                                                                 313,013
                                                             -----------
        Broadcasting -- 0.13%
          British Telecommunications PLC:
           8.63% due 12/15/30.....................   65,000       79,980
          Telenet Group Holding NV:
           11.50% due 06/15/14*(4)................  164,000      137,760
                                                             -----------
                                                                 217,740
                                                             -----------
        Chemical -- 0.04%
          Agrium, Inc.:
           7.13% due 05/23/36.....................   65,000       65,432
                                                             -----------
        Drugs -- 0.03%
          Elan Finance PLC/ Elan Finance Corp.:
           7.75% due 11/15/11.....................   52,000       50,700
                                                             -----------
        Financial Services -- 0.52%
          Canadian Oil Sands, Ltd.:
           5.80% due 08/15/13*....................  113,000      111,586
          FBG Finance, Ltd.:
           5.88% due 06/15/35*....................   75,000       66,683
          HBOS Capital Funding LP:
           6.85% due 03/23/09(16).................  163,000      158,322
          Hybrid Capital Funding I LP:
           8.00% due 06/30/11(16).................  208,000      211,463
          Kaupthing Bank:
           7.13% due 05/19/16*....................   64,000       64,132
          Nell AF SARL:
           8.38% due 08/15/15*....................  125,000      123,437
          SovRisc BV:
           4.63% due 10/31/08*....................  113,000      111,061
                                                             -----------
                                                                 846,684
                                                             -----------
        Foreign Government Agencies -- 0.06%
          Government of United Kingdom:
           2.25% due 07/08/08*....................  110,000      104,000
                                                             -----------
        Insurance -- 0.31%
          Aegon NV:
           5.59% due 07/15/14(5)..................  145,000      124,627
          Fairfax Financial Holdings, Ltd.:
           8.25% due 10/01/15.....................  100,000       89,500
          ING Groep NV:
           5.78% due 12/08/15(5)..................  100,000       95,153

 12  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006


                                                  Principal    Value
                                                   Amount     (Note 3)
         --------------------------------------------------------------
         FOREIGN BONDS & NOTES (continued)
         Insurance (continued)
           Montpelier Re Holdings, Ltd.:
            6.13% due 08/15/13................... $   93,000 $   86,403
           XL Capital, Ltd.:
            6.38% due 11/15/24...................    124,000    117,135
                                                             ----------
                                                                512,818
                                                             ----------
         Leisure & Tourism -- 0.05%
           Royal Caribbean Cruises, Ltd.:
            6.88% due 12/01/13...................     78,000     77,595
                                                             ----------
         Machinery -- 0.03%
           Atlas Copco AB:
            6.50% due 04/01/08*..................     56,000     56,809
                                                             ----------
         Metals -- 0.05%
           Noranda, Inc.:
            6.00% due 10/15/15...................     93,000     88,673
                                                             ----------
         Oil & Gas -- 0.10%
           ChevronTexaco Capital Co.:
            3.50% due 09/17/07...................     75,000     73,244
           EnCana Corp.:
            6.50% due 08/15/34...................     25,000     25,090
           Petro-Canada:
            5.95% due 05/15/35...................     65,000     59,799
                                                             ----------
                                                                158,133
                                                             ----------
         Paper/Forest Products -- 0.07%
           Abitibi-Cons., Inc.:
            8.55% due 08/01/10...................     60,000     59,100
           Stora Enso Oyj:
            6.40% due 04/15/16*..................     55,000     54,046
                                                             ----------
                                                                113,146
                                                             ----------
         Railroads & Equipment -- 0.07%
           Canadian National Railway Co.:
            6.38% due 10/15/11...................    110,000    113,830
                                                             ----------
         Retail -- 0.05%
           Jean Coutu Group, Inc.:
            8.50% due 08/01/14...................     80,000     74,400
                                                             ----------
         Telecommunications -- 0.11%
           Telus Corp.:
            7.50% due 06/01/07...................    123,000    125,173
            8.00% due 06/01/11...................     50,000     54,634
                                                             ----------
                                                                179,807
                                                             ----------
         Total Foreign Bonds & Notes
            (Cost $3,050,939)....................             2,972,780
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 16.09%
         Government Agencies --12.80%
           Federal Home Loan Bank:
            3.88% due 12/20/06...................    370,000    366,998
            4.50% due 09/08/08...................    390,000    383,174
           Federal Home Loan Mtg. Corp.:
            3.63% due 02/15/07...................    164,000    162,035
            4.35% due 06/02/08...................    124,000    121,467
            4.45% due 03/06/08...................    370,000    364,259
            4.50% due 11/01/18...................    330,001    312,889
            4.50% due 07/01/19...................    319,479    302,608
            5.00% due 03/01/19...................    301,672    291,674
            5.00% due 07/01/19...................    625,198    604,476
            5.00% due 06/15/31...................    360,636    350,003
            5.00% due 10/01/33...................     31,226     29,399
            5.00% due 03/01/34...................    660,686    621,190
            5.00% due 11/01/35...................  1,286,043  1,206,445
            5.50% due 10/01/33...................     17,114     16,558
            5.50% due 01/01/35...................    721,262    695,584
            6.00% due 07/01/35...................    446,514    441,731
            6.50% due 12/01/28...................    275,702    279,899

                                                     Principal    Value
                                                      Amount     (Note 3)
    Government Agencies (continued)
       6.50% due 11/01/33........................... $   91,280 $    92,463
       6.50% due 04/01/34...........................    413,672     418,474
       6.50% due 02/01/35...........................    730,555     739,035
       6.50% due 03/01/36...........................    363,435     367,544
       6.88% due 09/15/10...........................    257,000     271,597
       7.00% due 06/01/32...........................    120,896     124,040
       7.50% due 04/01/31...........................    194,082     201,693
       8.00% due 04/01/30...........................     26,908      28,549
       8.00% due 07/01/30...........................        246         261
       8.00% due 12/01/30...........................     62,053      65,837
      Federal Home Loan Mtg. Corp. Reference REMIC,
       Series R004, Class AL:
       5.13% due 12/15/13(7)........................    248,862     243,348
      Federal Home Loan Mtg. Corp. Reference REMIC,
       Series R005, Class AB:
       5.50% due 12/15/18(7)........................    438,502     430,624
      Federal Home Loan Mtg. Corp. Reference REMIC,
       Series R006, Class AK:
       5.75% due 12/15/18(7)........................    296,132     293,086
      Federal National Mtg. Assoc.:
       3.00% due 03/02/07...........................    600,000     589,616
       4.50% due 02/01/18...........................    320,051     303,843
       4.50% due 06/01/18...........................    133,972     127,208
       5.00% due 10/01/18...........................    296,382     287,080
       5.00% due 11/01/33...........................     30,595      28,821
       5.00% due 03/01/34...........................  2,576,687   2,424,314
       5.50% due 03/01/18...........................    272,692     269,234
       5.50% due 06/01/20...........................    354,098     348,917
       5.50% due 12/01/33...........................  1,232,329   1,191,403
       5.50% due 05/01/34...........................    909,317     879,119
       5.50% due 12/01/35...........................    735,583     708,913
       5.50% due 02/01/36...........................    365,469     364,946
       6.00% due 05/15/11...........................    375,000     384,530
       6.00% due 12/01/16...........................    203,172     204,556
       6.00% due 05/01/17...........................    144,084     145,065
       6.00% due 12/01/33...........................    539,066     534,018
       6.00% due 08/01/34...........................    848,878     839,659
       6.00% due 06/01/35...........................    563,815     557,329
       6.50% due 02/01/17...........................    129,919     132,240
       6.50% due 08/01/31...........................    144,032     145,785
       6.50% due 07/01/32...........................    203,305     205,666
       7.00% due 09/01/31...........................    118,026     121,126
       7.50% due 06/01/15...........................     36,524      38,045
      Government National Mtg. Assoc.:
       6.00% due 02/15/29...........................     10,193      10,177
       6.00% due 04/15/29...........................     25,087      25,047
       6.00% due 06/15/29...........................     48,729      48,671
       6.50% due 02/15/29...........................    152,113     155,271
       6.50% due 04/15/31...........................    111,692     113,860
                                                                -----------
                                                                 21,011,399
                                                                -----------
    Government Obligations -- 3.29%
      United States Treasury Bonds:
       5.38% due 02/15/31...........................  2,842,000   2,874,416
       6.25% due 08/15/23...........................    342,000     375,746
       6.88% due 08/15/25...........................    190,000     224,289
       7.25% due 08/15/22...........................     89,000     107,099
      United States Treasury Notes:
       0.88% due 04/15/10 TIPS(12)..................    139,190     132,035
       2.00% due 01/15/14 TIPS(12)..................    259,471     251,961
       2.50% due 10/31/06...........................     39,000      38,593
       2.63% due 05/15/08...........................     66,000      63,058
       3.25% due 08/15/08...........................     70,000      67,419
       3.38% due 11/15/08...........................     72,000      69,258
       3.88% due 05/15/10...........................     27,000      25,897
       4.25% due 10/15/10...........................    110,000     106,678
       4.25% due 08/15/15...........................    177,000     165,661

 May 31, 2006 ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  13


                                                              Principal     Value
                                                               Amount      (Note 3)
-------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT BONDS (continued)
Government Obligations (continued)
   4.50% due 11/15/10....................................... $   55,000  $     53,846
   4.50% due 02/28/11.......................................     35,000        34,207
   4.63% due 02/29/08.......................................    791,000       785,346
   5.00% due 08/15/11.......................................     19,000        18,987
                                                                         ------------
                                                                            5,394,496
                                                                         ------------
Total United States Government Bonds
   (Cost $27,384,298).......................................               26,405,895
                                                                         ------------
Total Long-Term Investment Securities
   (Cost $127,600,052)......................................              128,645,490
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 11.01%
Commercial Paper -- 9.75%
  Rabobank USA Financial Corp.:
   5.06% due 06/01/06.......................................  8,000,000     8,000,000
  Societe Generale North American, Inc.:
   5.07% due 06/01/06.......................................  8,000,000     8,000,000
                                                                         ------------
                                                                           16,000,000
                                                                         ------------
Time Deposit -- 0.30%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.70% due 06/01/06.......................................    494,000       494,000
                                                                         ------------
United States Treasury Bills -- 0.96%
  United States Treasury Bills:
   4.54% due 06/15/06.......................................      5,000         4,991
   4.57% due 06/08/06@......................................    500,000       499,559
   4.57% due 06/15/06.......................................     40,000        39,929
   4.62% due 06/22/06.......................................      5,000         4,987
   4.63% due 06/22/06.......................................    390,000       388,954
   4.64% due 06/22/06@......................................     10,000         9,973
   4.65% due 06/22/06.......................................     50,000        49,865
   4.67% due 06/22/06@......................................    570,000       568,457
                                                                         ------------
                                                                            1,566,715
                                                                         ------------
Total Short-Term Investment Securities
   (Cost $18,060,715).......................................               18,060,715
                                                                         ------------
REPURCHASE AGREEMENTS -- 10.04%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $8,600,096 and collateralized
   by Federal National Mtg. Assoc., Notes, bearing interest
   at 3.25%, due 08/15/08 and having an approximate
   value of $8,800,137@.....................................  8,599,000     8,599,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $7,879,004 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.00%, due 06/13/08 and having an approximate value
   of $8,040,384@...........................................  7,878,000     7,878,000
                                                                         ------------
Total Repurchase Agreements
   (Cost $16,477,000).......................................               16,477,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $162,137,767)(13)..................................      99.43%  163,183,205
Other assets less liabilities...............................       0.57%      934,038
                                                             ----------  ------------
NET ASSETS --                                                    100.00% $164,117,243
                                                             ==========  ============

--------
ADR--American Depository Receipt REMIC--Real Estate Mortgage Investment Conduit
TIPS--Treasury Inflation Protected Security
Pass Through--Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $4,528,609 representing 2.76% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1) Fair valued security (see Note 3)
(2) Security represents an investment in an affiliated company (see Note 4).
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(4) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5) Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(6) Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects stated maturity date.
(7) Collateralized Mortgage Obligation
(8) Commercial Mortgage-Backed Security
(9) Illiquid security
(10) Bond in default
(11) Company has filed for Chapter 11 bankruptcy protection.
(12) Principal amount of security is adjusted for inflation.
(13) See Note 6 for cost of investments on a tax basis.
(14) To the extent permitted by Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand the registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As May 31, 2006, the Asset Allocation Fund held the following restricted securities:

                                                               Market
                   Acquisition Principal/ Acquisition Market    Value      % of
       Name           Date       Shares      Cost     Value   Per Share Net Assets
------------------ ----------- ---------- ----------- ------- --------- ----------
ICO North America,
 Inc. 7.50% due
 08/15/09.........  08/11/05     20,000     $20,000   $25,000   $125       0.02%
Southern Energy,
 Inc. 7.90% due
 07/15/09.........  01/10/06    125,000           0         0      0       0.00
                                                      -------              ----
                                                      $25,000              0.02%
                                                      =======              ====

(15) Company emerged from Chapter 11 bankruptcy protection subsequent to May 31, 2006.
(16) Perpetual maturity date. The maturity date shown represents the call date.

 14  ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006

Open Futures Contracts
----------------------------------------------------------------------------------------------
                                                                                  Unrealized
      Number of                             Expiration  Value at   Value as of   Appreciation
      Contracts            Description         Date    Trade Date  May 31, 2006 (Depreciation)
----------------------------------------------------------------------------------------------
         8 Long        S & P 500 Index..... June 2006  $ 2,592,875 $ 2,544,200    $ (48,675)
        48 Long        S & P 500 Index..... June 2006   15,652,125  15,265,200     (386,925)
      167 Short        U S Treasury Notes.. June 2006   17,641,859  17,548,047       93,812
        28 Long        Toyko Price Index... June 2006    4,016,523   3,946,473      (70,050)
        10 Long        SPI 200 Index....... June 2006      937,151     943,319        6,168
         3 Long        Nikkei 225 Index.... June 2006      241,099     234,975       (6,124)
         5 Long        OMXS30 Index........ June 2006       64,024      65,998        1,974
       395 Long        MSCI Pan Euro Index. June 2006   11,322,819  10,883,235     (439,584)
         3 Long        Hang Seng Index..... June 2006      304,158     306,110        1,952
         4 Long        MSCI Singapore Index June 2006      147,702     144,402       (3,300)
                                                                                  ---------
                                                                                  $(850,752)
                                                                                  =========

See Notes to Financial Statements

 May 31, 2006    BLUE CHIP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     15

Industry Allocation*

                   Financial Services................  12.59%
                   Collective Investment Pool........   9.25%
                   Oil & Gas.........................   7.51%
                   Retail............................   6.75%
                   Insurance.........................   6.18%
                   Semiconductors....................   5.96%
                   Telecommunications................   5.88%
                   Banks.............................   5.31%
                   Information Processing -- Software   5.23%
                   Drugs.............................   5.05%
                   Information Processing -- Services   4.38%
                   Conglomerates.....................   3.88%
                   Hospital Supplies.................   3.69%
                   Leisure & Tourism.................   3.32%
                   Medical -- Biomedical/Gene........   2.62%
                   Automotive........................   2.42%
                   Aerospace/Defense.................   2.22%
                   Information Processing -- Hardware   2.08%
                   Multimedia........................   1.77%
                   Household Products................   1.68%
                   Machinery.........................   1.43%
                   Registered Investment Companies...   1.36%
                   Electronics/Electrical Equipment..   1.17%
                   Beverages.........................   1.13%
                   Therapeutics......................   1.08%
                   Chemical..........................   1.06%
                   Medical Technology................   0.73%
                   Broadcasting......................   0.55%
                   Metals............................   0.53%
                   Commercial Services...............   0.49%
                   Foods.............................   0.49%
                   Coal..............................   0.37%
                   Freight...........................   0.36%
                   Optical Instruments & Lenses......   0.32%
                   Railroads & Equipment.............   0.29%
                   Advertising.......................   0.20%
                                                      ------
                                                      109.33%
                                                      ======

*  Calculated as a percentage of net assets.

 16        BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS        May 31, 2006


                                                                Value
                                                       Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.72%
        Advertising -- 0.20%
          Omnicom Group, Inc..........................  1,400 $  133,154
                                                              ----------
        Aerospace/Defense -- 2.22%
          General Dynamics Corp.......................  7,600    483,664
          Honeywell International, Inc................ 11,700    481,806
          Lockheed Martin Corp........................    700     50,743
          Rockwell Collins, Inc.......................  4,200    229,320
          United Technologies Corp....................  3,300    206,316
                                                              ----------
                                                               1,451,849
                                                              ----------
        Automotive -- 2.42%
          Danaher Corp.#.............................. 24,640  1,579,670
                                                              ----------
        Banks -- 5.31%
          Mellon Financial Corp.#.....................  7,000    253,260
          Northern Trust Corp.........................  9,900    553,608
          State Street Bank & Trust Co................ 20,600  1,279,260
          UBS AG(3)...................................  7,276    822,940
          Wells Fargo & Co............................  8,500    564,145
                                                              ----------
                                                               3,473,213
                                                              ----------
        Beverages -- 1.13%
          PepsiCo, Inc................................ 12,240    740,030
                                                              ----------
        Broadcasting -- 0.55%
          Grupo Televisa SA ADR#......................  5,200     95,628
          Rogers Communications, Inc., Class B........  6,300    262,899
                                                              ----------
                                                                 358,527
                                                              ----------
        Chemical -- 1.06%
          Monsanto Co.................................  8,200    690,112
                                                              ----------
        Coal -- 0.37%
          CONSOL Energy, Inc.#........................  2,700    238,275
                                                              ----------
        Commercial Services -- 0.49%
          Cintas Corp.................................  3,800    160,968
          Paychex, Inc................................  4,400    161,524
                                                              ----------
                                                                 322,492
                                                              ----------
        Conglomerates -- 3.88%
          General Electric Co......................... 74,050  2,536,953
                                                              ----------
        Drugs -- 5.05%
          Allergan, Inc...............................  1,500    142,230
          Caremark Rx, Inc.+.......................... 17,300    829,881
          GlaxoSmithKline, PLC ADR....................  1,200     66,360
          Novartis AG(3)..............................  8,173    453,120
          Pfizer, Inc................................. 22,520    532,823
          Roche Holding AG(3).........................  1,800    280,199
          Sepracor, Inc.+#............................  8,400    434,868
          Teva Pharmaceutical Industries, Ltd. ADR#...  3,000    109,230
          Wyeth.......................................  9,820    449,167
                                                              ----------
                                                               3,297,878
                                                              ----------
        Electronics/Electrical Equipment -- 1.17%
          Garmin, Ltd.#...............................  5,000    466,450
          Harman International Industries, Inc........  3,500    296,555
                                                              ----------
                                                                 763,005
                                                              ----------
        Financial Services -- 12.59%
          American Express Co......................... 17,600    956,736
          Ameriprise Financial, Inc...................  3,740    171,180
          Charles Schwab Corp......................... 32,900    548,114
          Chicago Merchantile Exchange Holdings, Inc..    400    176,520
          Citigroup, Inc.............................. 27,986  1,379,710
          Countrywide Financial Corp..................  4,500    172,260
          E*TRADE Group, Inc.+........................ 19,200    465,984
          Franklin Resources, Inc.....................  8,500    764,575
          Goldman Sachs Group, Inc....................  5,100    769,845
          Legg Mason, Inc.............................  6,700    642,731
          Merrill Lynch & Co., Inc.................... 11,300    818,233

                                                              Value
                                                     Shares  (Note 3)

          ------------------------------------------------------------
          Financial Services (continued)
            Morgan Stanley..........................  3,100 $  184,822
            SLM Corp................................ 15,800    849,408
            TD Ameritrade Holding Corp.+#........... 19,300    328,100
                                                            ----------
                                                             8,228,218
                                                            ----------
          Foods -- 0.49%
            Sysco Corp.............................. 10,550    322,619
                                                            ----------
          Freight -- 0.36%
            United Parcel Service, Inc..............  2,930    236,012
                                                            ----------
          Hospital Supplies -- 3.69%
            Cardinal Health, Inc.#..................  5,300    354,623
            Johnson & Johnson.......................  8,070    485,975
            Medtronic, Inc.......................... 16,200    817,938
            St. Jude Medical, Inc.+.................  9,820    334,862
            Stryker Corp............................  9,500    417,050
                                                            ----------
                                                             2,410,448
                                                            ----------
          Household Products -- 1.68%
            Fortune Brands, Inc.#...................  2,500    185,000
            Procter & Gamble Co..................... 16,876    915,523
                                                            ----------
                                                             1,100,523
                                                            ----------
          Information Processing - Hardware -- 2.08%
            Apple Computer, Inc.+...................  3,400    203,218
            Dell, Inc.+............................. 15,090    382,984
            EMC Corp.+.............................. 41,700    533,760
            Juniper Networks, Inc.+................. 15,070    240,065
                                                            ----------
                                                             1,360,027
                                                            ----------
          Information Processing - Services -- 4.38%
            eBay, Inc.+............................. 12,040    395,032
            First Data Corp......................... 12,200    562,542
            Google, Inc.+...........................  2,800  1,041,096
            Monster Worldwide, Inc.+................  2,000     97,740
            Yahoo!, Inc.+........................... 24,240    765,742
                                                            ----------
                                                             2,862,152
                                                            ----------
          Information Processing - Software -- 5.23%
            Adobe Systems, Inc.+....................  8,420    241,065
            Automatic Data Processing, Inc.......... 16,300    741,161
            Intuit, Inc.+...........................  6,600    364,914
            Microsoft Corp.......................... 65,130  1,475,194
            Oracle Corp.+........................... 42,050    597,951
                                                            ----------
                                                             3,420,285
                                                            ----------
          Insurance -- 6.18%
            Aetna, Inc..............................  2,800    107,688
            AFLAC, Inc..............................  2,200    102,960
            Hartford Financial Services Group, Inc..  6,000    527,640
            Humana, Inc.+...........................  6,400    324,032
            Marsh & McLennan Cos., Inc.#............ 12,600    353,178
            Prudential Financial, Inc...............  5,300    403,595
            UnitedHealth Group, Inc................. 33,680  1,480,572
            WellPoint, Inc.+........................ 10,360    741,569
                                                            ----------
                                                             4,041,234
                                                            ----------
          Leisure & Tourism -- 3.32%
            Harrah's Entertainment, Inc.............  7,300    555,092
            International Game Technology........... 14,800    551,004
            Marriott International, Inc., Class A...  5,200    376,116
            McDonald's Corp.........................  4,500    149,265
            Wynn Resorts, Ltd.+#....................  7,600    541,120
                                                            ----------
                                                             2,172,597
                                                            ----------
          Machinery -- 1.43%
            Deere & Co..............................  4,800    410,880
            Illinois Tool Works, Inc................ 10,600    526,290
                                                            ----------
                                                               937,170
                                                            ----------

 May 31, 2006 BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED  17


                                                                Value
                                                       Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - Biomedical/Gene -- 2.62%
        Amgen, Inc.+.................................. 13,720 $   927,335
        Genentech, Inc.+..............................  9,490     787,290
                                                              -----------
                                                                1,714,625
                                                              -----------
      Medical Technology -- 0.73%
        Quest Diagnostics, Inc........................  8,600     479,364
                                                              -----------
      Metals -- 0.53%
        BHP Billiton, Ltd.(3)......................... 16,000     346,201
                                                              -----------
      Multimedia -- 1.77%
        E.W. Scripps Co., Class A#....................  3,600     166,608
        McGraw-Hill Cos., Inc.........................  2,700     139,320
        Time Warner, Inc.............................. 22,400     385,504
        Viacom, Inc.+................................. 12,314     464,854
                                                              -----------
                                                                1,156,286
                                                              -----------
      Oil & Gas -- 7.51%
        Baker Hughes, Inc............................. 10,400     897,520
        Exxon Mobil Corp.............................. 12,400     755,284
        Murphy Oil Corp.#.............................  5,200     274,196
        Schlumberger, Ltd............................. 22,000   1,442,540
        Smith International, Inc.#.................... 21,800     892,928
        Total SA ADR..................................  5,200     339,092
        Transocean, Inc.+.............................  3,800     309,206
                                                              -----------
                                                                4,910,766
                                                              -----------
      Optical Instruments & Lenses -- 0.32%
        Alcon, Inc....................................  1,900     205,352
                                                              -----------
      Railroads & Equipment -- 0.29%
        Union Pacific Corp............................  2,000     185,600
                                                              -----------
      Retail -- 6.75%
        Amazon.com, Inc.+#............................  7,300     252,653
        Best Buy Co., Inc.............................  4,210     223,130
        CVS Corp...................................... 10,600     295,740
        Home Depot, Inc............................... 23,150     882,478
        Kohl's Corp.+................................. 17,200     923,468
        Target Corp................................... 15,025     735,023
        Wal-Mart Stores, Inc.......................... 22,660   1,097,877
                                                              -----------
                                                                4,410,369
                                                              -----------
      Semiconductors -- 5.96%
        Analog Devices, Inc........................... 13,420     452,657
        Applied Materials, Inc........................ 19,600     331,436
        Intel Corp.................................... 10,870     195,877
        Linear Technology Corp........................ 13,700     462,375
        Marvell Technology Group, Ltd.+............... 11,400     543,438
        Maxim Integrated Products, Inc................ 24,850     763,641
        Texas Instruments, Inc........................ 16,610     518,730
        Xilinx, Inc.#................................. 24,130     627,380
                                                              -----------
                                                                3,895,534
                                                              -----------
      Telecommunications -- 5.88%
        America Movil SA de CV ADR.................... 12,900     421,314
        American Tower Corp., Class A+#............... 16,700     517,199
        Cisco Systems, Inc.+.......................... 45,440     894,259
        Corning, Inc.+................................ 18,400     446,200
        Nokia Oyj ADR................................. 32,100     689,187
        QUALCOMM, Inc.................................  7,220     326,416
        Telefonaktiebolaget LM Ericsson ADR, Class B#.  5,300     169,759
        TELUS Corp....................................  9,400     380,230
                                                              -----------
                                                                3,844,564
                                                              -----------
      Therapeutics -- 1.08%
        Gilead Sciences, Inc.+........................ 12,320     706,306
                                                              -----------
      Total Long-Term Investment Securities
         (Cost $56,956,201)...........................         64,531,410
                                                              -----------

                                                   Shares/
                                                  Principal     Value
                                                   Amount      (Note 3)

      -------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 10.61%
      Collective Investment Pool -- 9.25%
        Securities Lending Quality Trust(1)..... 6,048,902   $ 6,048,902
                                                             -----------
      Registered Investment Companies -- 1.36%
        T. Rowe Price Reserve Investment Fund...   885,068       885,068
                                                             -----------
      Total Short-Term Investment Securities
         (Cost $6,933,970)......................               6,933,970
                                                             -----------
      TOTAL INVESTMENTS
         (Cost $63,890,171)(2)..................    109.33%   71,465,380
      Liabilities in excess of other assets.....     (9.33)%  (6,099,224)
                                                 ---------   -----------
      NET ASSETS --                                 100.00%  $65,366,156
                                                 =========   ===========

--------
ADR American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Security was valued using fair value procedures at May 31, 2006. See Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

 18  BROAD CAP VALUE INCOME FUND - PORTFOLIO PROFILE (Unaudited)  May 31, 2006

Industry Allocation*

                   Insurance.........................  12.86%
                   Financial Services................  10.06%
                   Oil & Gas.........................   9.07%
                   Tobacco...........................   9.00%
                   Utilities -- Electric.............   7.15%
                   Drugs.............................   5.71%
                   Banks.............................   5.66%
                   Leisure & Tourism.................   5.24%
                   Telecommunications................   4.25%
                   Savings & Loan....................   4.03%
                   Electronics/Electrical Equipment..   3.37%
                   Hardware & Tools..................   2.53%
                   Conglomerates.....................   2.21%
                   Aerospace/Defense.................   1.93%
                   Machinery.........................   1.72%
                   Retail............................   1.57%
                   Healthcare........................   1.55%
                   Railroads & Equipment.............   1.45%
                   Medical Technology................   1.41%
                   Appliances/Furnishings............   1.36%
                   Building Materials................   1.32%
                   Freight...........................   1.27%
                   Information Processing -- Hardware   1.27%
                   Hospital Supplies.................   1.21%
                   Hospital Management...............   0.95%
                   Real Estate Investment Trust......   0.94%
                   Multimedia........................   0.79%
                   Foods.............................   0.78%
                   Automotive........................   0.66%
                   Chemical..........................   0.57%
                   Mobile Homes......................   0.44%
                   Information Processing -- Software   0.03%
                   Funeral Services..................   0.02%
                                                      ------
                                                      102.38%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006    BROAD CAP VALUE INCOME FUND - SCHEDULE OF INVESTMENTS     19


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 99.02%
         Aerospace/Defense -- 1.93%
           Goodrich Corp............................  7,500 $   319,725
           Honeywell International, Inc.............  5,000     205,900
                                                            -----------
                                                                525,625
                                                            -----------
         Appliances/Furnishings -- 1.36%
           Whirlpool Corp...........................  4,100     368,672
                                                            -----------
         Automotive -- 0.66%
           Genuine Parts Co.........................  4,200     180,852
                                                            -----------
         Banks -- 5.66%
           Bank of America Corp..................... 13,751     665,548
           South Financial Group, Inc............... 11,800     327,450
           TCF Financial Corp.......................  6,300     168,210
           Wells Fargo & Co.........................  5,700     378,309
                                                            -----------
                                                              1,539,517
                                                            -----------
         Building Materials -- 1.32%
           Sherwin-Williams Co......................  7,400     357,938
                                                            -----------
         Chemical -- 0.57%
           Lyondell Chemical Co.....................  6,400     154,880
                                                            -----------
         Conglomerates -- 2.21%
           3M Co....................................  2,900     242,614
           ITT Industries, Inc......................  4,200     219,030
           Tyco International, Ltd..................  5,100     138,261
                                                            -----------
                                                                599,905
                                                            -----------
         Drugs -- 5.71%
           Bristol-Myers Squibb Co.................. 14,200     348,610
           Pfizer, Inc.............................. 22,400     529,984
           Schering-Plough Corp..................... 16,200     308,772
           Valeant Pharmaceuticals International.... 10,700     184,040
           Wyeth....................................  4,000     182,960
                                                            -----------
                                                              1,554,366
                                                            -----------
         Electronics/Electrical Equipment -- 3.37%
           American Power Conversion Corp........... 30,200     594,336
           Emerson Electric Co......................  3,900     321,828
                                                            -----------
                                                                916,164
                                                            -----------
         Financial Services -- 6.80%
           Capital One Financial Corp...............  4,900     405,573
           Citigroup, Inc........................... 11,300     557,090
           First Marblehead Corp....................  5,200     235,924
           H & R Block, Inc.........................  9,500     216,125
           SLM Corp.................................  8,100     435,456
                                                            -----------
                                                              1,850,168
                                                            -----------
         Foods -- 0.78%
           ConAgra Foods, Inc.......................  9,400     212,440
                                                            -----------
         Freight -- 1.27%
           Ryder System, Inc........................  6,400     345,792
                                                            -----------
         Funeral Services -- 0.02%
           Service Corp. International..............    800       6,392
                                                            -----------
         Hardware & Tools -- 2.53%
           Stanley Works............................ 14,200     689,410
                                                            -----------
         Healthcare -- 1.55%
           HEALTHSOUTH Corp.+....................... 48,100     208,273
           Universal Health Services, Inc., Class B.  4,200     213,192
                                                            -----------
                                                                421,465
                                                            -----------
         Hospital Management -- 0.95%
           Triad Hospitals, Inc.+...................  6,400     257,792
                                                            -----------
         Hospital Supplies -- 1.21%
           Hillenbrand Industries, Inc..............  6,500     328,510
                                                            -----------

                                                             Value
                                                    Shares  (Note 3)

         -------------------------------------------------------------
         Information Processing - Hardware -- 1.27%
           Tech Data Corp.+........................  9,500 $   344,850
                                                           -----------
         Information Processing - Software -- 0.03%
           Mastercard, Inc.+.......................    200       8,988
                                                           -----------
         Insurance -- 12.86%
           Allstate Corp...........................  8,700     478,587
           Axis Capital Holdings, Ltd..............  8,400     220,080
           Coventry Health Care, Inc.+.............  4,200     219,450
           Hartford Financial Services Group, Inc..  3,600     316,584
           MGIC Investment Corp....................  4,500     296,415
           Radian Group, Inc.......................  5,400     330,048
           UnitedHealth Group, Inc.................  3,700     162,652
           WellPoint, Inc.+........................  8,200     586,956
           Willis Group Holdings, Ltd..............  9,700     337,075
           XL Capital, Ltd., Class A...............  8,700     550,536
                                                           -----------
                                                             3,498,383
                                                           -----------
         Leisure & Tourism -- 5.24%
           Brunswick Corp..........................  5,300     190,429
           Carnival Corp...........................  5,600     223,496
           GTECH Holdings Corp.....................  9,600     331,680
           Mattel, Inc............................. 23,700     398,397
           Royal Caribbean Cruises, Ltd............  6,600     251,328
           Tim Hortons, Inc.+......................  1,100      29,095
                                                           -----------
                                                             1,424,425
                                                           -----------
         Machinery -- 1.72%
           Illinois Tool Works, Inc................  9,400     466,710
                                                           -----------
         Medical Technology -- 1.41%
           Baxter International, Inc............... 10,200     384,540
                                                           -----------
         Mobile Homes -- 0.44%
           Winnebago Industries, Inc...............  4,200     119,196
                                                           -----------
         Multimedia -- 0.79%
           Gannett Co., Inc........................  4,000     216,040
                                                           -----------
         Oil & Gas -- 9.07%
           Anadarko Petroleum Corp.................  1,400      69,538
           BP PLC ADR..............................  6,100     431,270
           ChevronTexaco Corp......................  3,500     209,265
           ConocoPhillips..........................  9,000     569,610
           El Paso Corp............................  8,600     133,902
           Marathon Oil Corp.......................  3,200     240,160
           Murphy Oil Corp.........................  3,200     168,736
           Occidental Petroleum Corp...............  6,500     644,085
                                                           -----------
                                                             2,466,566
                                                           -----------
         Railroads & Equipment -- 1.45%
           Burlington Northern Santa Fe Corp.......  5,100     394,791
                                                           -----------
         Real Estate Investment Trusts -- 0.94%
           American Financial Reality Trust........ 18,000     178,200
           First Industrial Realty Trust, Inc......  2,100      77,700
                                                           -----------
                                                               255,900
                                                           -----------
         Retail -- 1.57%
           Dollar General Corp.....................  9,800     159,740
           Family Dollar Stores, Inc............... 10,700     267,286
                                                           -----------
                                                               427,026
                                                           -----------
         Savings & Loan -- 4.03%
           New York Community Bancorp, Inc......... 18,000     299,880
           Peoples Bank of Bridgeport Connecticut..  9,100     299,572
           Washington Mutual, Inc.................. 10,800     495,828
                                                           -----------
                                                             1,095,280
                                                           -----------
         Telecommunications -- 4.25%
           Nokia Oyj ADR........................... 29,900     641,953
           Verizon Communications, Inc............. 16,500     514,965
                                                           -----------
                                                             1,156,918
                                                           -----------

 20    BROAD CAP VALUE INCOME FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                          Shares/
                                                         Principal     Value
                                                          Amount      (Note 3)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Tobacco -- 9.00%
  Altria Group, Inc.....................................    8,800   $   636,680
  Imperial Tobacco Group PLC ADR........................    9,200       566,076
  Loews Corp. -- Carolina Group.........................    7,400       343,656
  Reynolds American, Inc................................    3,200       351,808
  UST, Inc..............................................   12,500       550,125
                                                                    -----------
                                                                      2,448,345
                                                                    -----------
Utilities - Electric -- 7.05%
  CenterPoint Energy, Inc...............................    8,600       103,114
  Dominion Resources, Inc...............................    2,600       188,708
  Duke Energy Corp......................................   15,200       428,944
  Entergy Corp..........................................    6,700       469,737
  MDU Resources Group, Inc..............................    6,500       230,620
  Pinnacle West Capital Corp............................    7,500       295,425
  Xcel Energy, Inc......................................   10,700       200,839
                                                                    -----------
                                                                      1,917,387
                                                                    -----------
Total Common Stock
   (Cost $26,908,300)...................................             26,935,233
                                                                    -----------
PREFERRED STOCK -- 0.10%
Utilities - Electric -- 0.10%
  Scottish Power PLC(1)
   (Cost $27,938).......................................    4,124        27,765
                                                                    -----------
Total Long-Term Investment Securities
   (Cost $26,936,238)...................................             26,962,998
                                                                    -----------
SHORT-TERM INVESTMENTS -- 3.26%
Time Deposit -- 3.26%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.70% due 06/01/06
   (Cost $888,000)...................................... $888,000       888,000
                                                                    -----------
TOTAL INVESTMENTS
   (Cost $27,824,238)(2)................................   102.38%   27,850,998
Liabilities in excess of other assets...................    (2.38)%    (647,692)
                                                         --------   -----------
NET ASSETS --                                              100.00%  $27,203,306
                                                         ========   ===========

--------
ADR American Depository Receipt
+  Non-income producing security
(1)Fair valued security (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2006  CAPITAL CONSERVATION FUND - PORTFOLIO PROFILE (Unaudited)   21

Industry Allocation*

                   Government Agencies...............  34.57%
                   Government Obligations............  22.37%
                   Financial Services................  11.23%
                   Repurchase Agreement..............   9.25%
                   Commercial Paper..................   7.63%
                   Collective Investment Pool........   5.90%
                   Utilities -- Electric.............   2.82%
                   Savings & Loan....................   1.71%
                   Banks.............................   1.65%
                   Insurance.........................   1.44%
                   Telecommunications................   1.35%
                   Broadcasting......................   1.21%
                   Oil & Gas.........................   0.97%
                   Multimedia........................   0.58%
                   Drugs.............................   0.57%
                   Airlines..........................   0.51%
                   Chemical..........................   0.48%
                   Paper/Forest Products.............   0.45%
                   Commercial Services...............   0.44%
                   Metals............................   0.39%
                   Railroads & Equipment.............   0.37%
                   Leisure & Tourism.................   0.34%
                   Real Estate.......................   0.32%
                   Aerospace/Defense.................   0.28%
                   Healthcare........................   0.25%
                   Utilities -- Gas, Pipeline........   0.24%
                   Real Estate Investment Trusts.....   0.23%
                   Conglomerates.....................   0.18%
                   Automotive........................   0.16%
                   Hospital Management...............   0.15%
                   Publishing........................   0.12%
                   Building Materials................   0.11%
                   Information Processing -- Software   0.11%
                   Freight...........................   0.10%
                   Utilities -- Gas, Distribution....   0.10%
                   Electronics/Electrical Equipment..   0.09%
                   Foods.............................   0.09%
                   Foreign Government Agencies.......   0.09%
                   Retail............................   0.09%
                   Hospital Supplies.................   0.05%
                   Information Processing -- Services   0.05%
                   Machinery.........................   0.04%
                   Mining............................   0.04%
                   Advertising.......................   0.03%
                   Funeral Services..................   0.03%
                   Heavy Duty Trucks/Parts...........   0.02%
                                                      ------
                                                      109.20%
                                                      ======

Credit Quality+#

                         Government -- Agency..  44.95%
                         Government -- Treasury  17.32%
                         AAA...................   5.40%
                         AA....................   2.85%
                         A.....................   9.05%
                         BBB...................  12.33%
                         BB....................   1.92%
                         B.....................   2.75%
                         CCC...................   0.89%
                         Below C...............   0.39%
                         Not Rated@............   2.15%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 22      CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS      May 31, 2006


                                                                Principal    Value
                                                                 Amount     (Note 3)
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.23%
Financial Services -- 6.23%
  Argent Securities, Inc. Series 2006-W2, Class A2B:
   5.27% due 03/25/36(3)....................................... $  600,000 $   601,017
  Banc of America Large Loan, Inc., Series 2005-BBA6,
   Class A2:
   5.25% due 01/15/19*(1)(3)...................................    300,000     299,990
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15..........................................    270,000     257,223
  Commerical Mtg. Pass Through Certs., Series 2004-LB2A:
   4.22% due 03/10/39(1).......................................  2,585,000   2,448,609
  Countrywide Home Loans, Inc., Series 2002-19, Class B1:
   5.95% due 11/25/32(2)(13)...................................    383,929     382,887
  Credit Suisse Commercial Mtg., Series 2006-C2, Class H:
   5.85% due 03/15/39*(1)(7)(13)...............................    685,000     635,057
  Credit Suisse Mtg. Capital, Pass Through, Series 2006-T,
   Class C:
   5.34% due 04/15/21*(1)(3)...................................    443,000     443,300
  Credit Suisse Mtg. Capital, Pass Through, Series 2006-T,
   Class D:
   5.36% due 04/15/21*(1)(3)...................................    443,000     443,299
  Deutsche Alt-A Securities, Inc. Mtg. Loans, Series 2006-AB2,
   Class A5A:
   6.09% due 06/25/36(2)(7)....................................    725,000     724,998
  Equivantage Home Equity Loan Trust:
   8.05% due 06/25/27..........................................    477,843     476,060
  First Horizon Alternative Mtg. Securities:
   6.25% due 10/25/34(2).......................................  1,145,636   1,142,747
  GMAC Mtg. Corp. Loan Trust:
   5.50% due 04/25/34(2).......................................    579,680     507,187
  GSR Mtg. Loan Trust, Series 2005-AR2, Class 1B4:
   4.87% due 4/25/35(2)(13)....................................    970,166     952,146
  LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
   5.30% due 06/15/36(1)(13)...................................    160,000     155,733
  LB-UBS Commercial Mtg. Trust, Series 2006-C3, Class AJ:
   5.72% due 03/15/39(1)(13)...................................  1,395,000   1,374,746
  Long Beach Asset Holdings Corp.:
   4.50% due 11/25/34*.........................................     33,365      33,314
  MBNA Credit Card Master Note Trust, Series 2006-B1,
   Class B1:
   5.30% due 07/15/15(3).......................................     90,000      90,203
  Merrill Lynch Mtg. Investor, Inc., Series 2006-RM1W,
   Class A2D:
   5.59% due 02/25/37(7).......................................    600,000     584,227
  Morgan Stanley Capital I, Series 2004-IQ8, Class C:
   5.30% due 06/15/40(1)(13)...................................    400,000     381,022
  Nomura Asset Acceptance Corp., Series 2005-WF1,
   Class 2A5:
   5.16% due 03/25/35(2).......................................    245,000     234,890
  Ocwen Residential MBS Corp., Series 1998-R1, Class B1:
   7.00% due 10/25/40*(2)......................................    134,952     135,660
  Providian Master Note Trust, Series 2006-C1A, Class C1:
   5.63% due 03/15/15*(3)......................................    380,000     384,097
  Wachovia Bank Commercial Mtg. Trust, Series 2006-C25,
   Class G:
   5.95% due 05/15/43*(1)(7)...................................    380,000     371,123
                                                                           -----------
Total Asset-Backed Securities
   (Cost $13,143,849)..........................................             13,059,535
                                                                           -----------
CORPORATE BONDS -- 20.37%
Advertising -- 0.03%
  Affinity Group, Inc.:
   9.00% due 02/15/12..........................................     70,000      69,300
                                                                           -----------
Aerospace/Defense -- 0.28%
  Raytheon Co.:
   6.75% due 08/15/07..........................................    247,000     250,512
   4.85% due 01/15/11#.........................................    339,000     327,637
                                                                           -----------
                                                                               578,149
                                                                           -----------

                                                             Principal   Value
                                                              Amount    (Note 3)

---------------------------------------------------------------------------------
Airlines -- 0.51%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11....................................... $395,000  $  386,113
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19.......................................  524,011     518,770
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19.......................................  143,560     148,943
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................   13,167      12,262
                                                                       ----------
                                                                        1,066,088
                                                                       ----------
Automotive -- 0.16%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14#......................................   25,000      20,719
  DaimlerChrysler NA Holding Corp.:
   7.30% due 01/15/12.......................................  105,000     110,178
  Ford Motor Co.:
   6.63% due 10/01/28.......................................   85,000      57,800
  General Motors Corp.:
   8.25% due 07/15/23#......................................  200,000     150,500
                                                                       ----------
                                                                          339,197
                                                                       ----------
Banks -- 1.35%
  ABN Amro North American Holding Capital:
   6.52% due 11/08/12*(5)...................................  355,000     361,475
  BankBoston Capital Trust IV:
   5.46% due 06/08/28(3)....................................  201,000     194,444
  Branch Banking & Trust Co.:
   4.88% due 01/15/13.......................................  125,000     119,433
  Chemical Bank:
   6.13% due 11/01/08.......................................  151,000     152,949
  First Maryland Capital II:
   6.00% due 02/01/27(3)....................................  177,000     173,701
  HSBC Holdings PLC:
   6.50% due 05/02/36.......................................  174,000     172,402
  Huntington National Bks.:
   6.60% due 06/15/18.......................................  137,000     141,195
  National City Bank:
   4.63% due 05/01/13.......................................  175,000     163,742
  PNC Funding Corp.:
   5.75% due 08/01/06.......................................  241,000     241,108
  Popular North America, Inc.:
   5.65% due 04/15/09.......................................  165,000     163,974
  Sanwa Bank Ltd.:
   7.40% due 06/15/11.......................................  125,000     133,206
  Southtrust Bank NA:
   4.75% due 03/01/13.......................................  404,000     379,230
  Union Bank of California:
   5.95% due 05/11/16.......................................  404,000     401,904
  US Bank NA:
   3.90% due 08/15/08.......................................   34,000      32,955
                                                                       ----------
                                                                        2,831,718
                                                                       ----------
Broadcasting -- 1.01%
  Chancellor Media Corp.:
   8.00% due 11/01/08.......................................  334,000     349,412
  Charter Communications Holdings LLC:
   11.13% due 01/15/11#.....................................  185,000     116,550
  Cox Communications, Inc.:
   7.13% due 10/01/12.......................................  339,000     352,105
   7.63% due 06/15/25.......................................   98,000     102,796
  Nexstar Finance, Inc.:
   7.00% due 01/15/14#......................................   60,000      56,025
  Paxson Communications Corp.:
   11.32% due 01/15/13*(3)..................................  435,000     439,894
  Univision Communications, Inc.:
   3.50% due 10/15/07.......................................  105,000     101,598
  Viacom, Inc.:
   6.63% due 05/15/11#......................................  404,000     415,515

 May 31, 2006    CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     23
                                       CONTINUED


                                                   Principal   Value
                                                    Amount    (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS (continued)
         Broadcasting (continued)
           Young Broadcasting, Inc.:
            10.00% due 03/01/11................... $200,000  $  181,000
                                                             ----------
                                                              2,114,895
                                                             ----------
         Building Materials -- 0.11%
           American Standard, Inc.:
            5.50% due 04/01/15#...................  144,000     135,351
            7.38% due 02/01/08....................  102,000     104,281
                                                             ----------
                                                                239,632
                                                             ----------
         Chemical -- 0.41%
           BCI US Finance Corp.:
            10.57% due 07/15/10*(3)...............  325,000     331,500
           E.I. du Pont de Nemours and Co.:
            4.88% due 04/30/14....................   66,000      61,984
           Eastman Chemical Co.:
            7.63% due 06/15/24....................  140,000     146,529
           ICI Wilmington, Inc.:
            7.05% due 09/15/07....................  194,000     196,756
           Monsanto Co.:
            5.50% due 08/15/25....................  145,000     130,828
                                                             ----------
                                                                867,597
                                                             ----------
         Commercial Services -- 0.44%
           Aramark Services, Inc.:
            7.00% due 05/01/07....................  413,000     415,076
           Monitronics International, Inc.:
            11.75% due 09/01/10...................  135,000     133,650
           Pitney Bowes, Inc.:
            4.75% due 01/15/16....................  302,000     275,329
           Rent-Way, Inc.:
            11.88% due 06/15/10...................  100,000     103,500
                                                             ----------
                                                                927,555
                                                             ----------
         Conglomerates -- 0.18%
           Tyco International Group SA:
            6.00% due 11/15/13....................  388,000     384,128
                                                             ----------
         Drugs -- 0.49%
           Abbott Laboratories:
            5.88% due 05/15/16....................  426,000     424,235
           American Home Products Corp.:
            6.95% due 03/15/11....................  111,000     116,577
           Merck & Co., Inc.:
            2.50% due 03/30/07....................  137,000     133,833
           Wyeth:
            5.50% due 02/01/14....................  358,000     348,028
                                                             ----------
                                                              1,022,673
                                                             ----------
         Electronics/Electrical Equipment -- 0.09%
           Arrow Electronics, Inc.:
            6.88% due 06/01/18....................  189,000     190,147
                                                             ----------
         Financial Services -- 4.26%
           Ameriprise Financial, Inc.:
            5.35% due 11/15/10....................  147,000     144,601
           BAE Systems Holdings, Inc.:
            5.20% due 08/15/15*...................  776,000     723,189
           Banc One Corp.:
            8.00% due 04/29/27....................  156,000     183,526
           CIT Group, Inc.:
            5.40% due 03/07/13....................  100,000      97,142
           Comerica, Inc.:
            4.80% due 05/01/15....................  125,000     113,953
           Consolidated Communications Illinois:
            9.75% due 04/01/12....................  385,000     410,025
           Countrywide Home Loans, Inc.:
            4.13% due 09/15/09#...................  110,000     104,821
           Ford Motor Credit Co.:
            5.80% due 01/12/09....................  468,000     427,713

                                                    Principal   Value
                                                     Amount    (Note 3)

       -----------------------------------------------------------------
       Financial Services (continued)
         Foster's Finance Corp.:
          6.88% due 06/15/11*...................... $100,000  $  104,051
         General Electric Capital Corp.:
          2.80% due 01/15/07#......................  460,000     453,279
          6.75% due 03/15/32.......................  446,000     477,309
         General Motors Acceptance Corp.:
          6.75% due 12/01/14#......................  190,000     172,475
          6.88% due 09/15/11.......................  480,000     450,922
          6.88% due 08/28/12.......................   16,000      14,872
          7.25% due 03/02/11.......................   75,000      71,555
          7.75% due 01/19/10.......................  265,000     259,628
         Genworth Global Funding Trusts:
          5.75% due 05/15/13.......................  250,000     249,878
         Goldman Sachs Group, Inc.:
          6.45% due 05/01/36.......................  125,000     120,824
         Household Finance Corp.:
          7.00% due 05/15/12.......................  323,000     341,558
         ING USA Global Funding Trust:
          4.50% due 10/01/10.......................  160,000     152,822
         Kinder Morgan Finance Co.:
          5.70% due 01/05/16.......................  201,000     178,901
         Lehman Brothers Holdings, Inc.:
          5.50% due 04/04/16.......................  624,000     599,949
          5.75% due 05/17/13.......................  404,000     399,766
         Lehman Brothers Holdings, Inc., Series G:
          4.50% due 07/26/10.......................  160,000     153,424
         Merrill Lynch & Co., Inc.:
          6.05% due 05/16/16.......................  404,000     403,242
         Pricoa Global Funding I:
          3.90% due 12/15/08*......................  100,000      95,977
          4.63% due 06/25/12*......................   85,000      79,908
         Principal Life Global Funding I:
          5.25% due 01/15/13*......................  323,000     314,220
         Residential Capital Corp.:
          6.38% due 06/30/10.......................  931,000     919,020
          6.50% due 04/17/13.......................  110,000     107,576
         Swiss Re Capital I LP:
          6.85% due 05/25/16*(5)#..................  113,000     112,474
         Transamerica Finance Corp.:
          6.40% due 09/15/08.......................   86,000      87,297
         UBS Preferred Funding Trust V:
          6.24% due 05/15/16(5)#...................  404,000     403,938
                                                              ----------
                                                               8,929,835
                                                              ----------
       Foods -- 0.09%
         Dole Foods Co., Inc.:
          8.88% due 03/15/11#......................   50,000      48,938
         Tyson Foods, Inc.:
          8.25% due 10/01/11.......................  135,000     144,032
                                                              ----------
                                                                 192,970
                                                              ----------
       Freight -- 0.10%
         Ryder System, Inc.:
          5.00% due 06/15/12.......................  211,000     198,080
                                                              ----------
       Funeral Services -- 0.03%
         Service Corp. International:
          6.75% due 04/01/16.......................   75,000      70,312
                                                              ----------
       Healthcare -- 0.25%
         Boston Scientific Corp:
          6.25% due 11/15/35.......................  426,000     422,302
         Psychiatric Solutions, Inc.:
          7.75% due 07/15/15.......................  110,000     110,825
                                                              ----------
                                                                 533,127
                                                              ----------
       Heavy Duty Trucks/Parts -- 0.02%
         Dura Operating Corp.:
          8.63% due 04/15/12#......................   58,000      49,952
                                                              ----------
       Hospital Management -- 0.15%
         HCA, Inc.:
          6.95% due 05/01/12.......................  320,000     317,006
                                                              ----------

 24     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     May 31, 2006
                              CONTINUED


                                                    Principal   Value
                                                     Amount    (Note 3)
        ----------------------------------------------------------------
        CORPORATE BONDS (continued)
        Hospital Supplies -- 0.05%
          Universal Hospital Services, Inc.:
           10.13% due 11/01/11..................... $100,000  $  105,000
                                                              ----------
        Information Processing - Services -- 0.05%
          Computer Sciences Corp.:
           3.50% due 04/15/08#.....................  105,000     101,082
                                                              ----------
        Information Processing - Software -- 0.11%
          Activant Solutions, Inc.:
           10.99% due 04/01/10*(3).................   35,000      34,650
          Cisco Systems, Inc.:
           5.50% due 02/22/16......................  110,000     106,063
          Oracle Corp. / Ozark Holding, Inc.:
           5.00% due 01/15/11*.....................   81,000      78,564
                                                              ----------
                                                                 219,277
                                                              ----------
        Insurance -- 0.94%
          Ace INA Holdings, Inc.:
           6.70% due 05/15/36......................  140,000     136,299
          AMBAC, Inc.:
           5.95% due 12/05/35......................  110,000     101,967
          Americo Life, Inc.:
           7.88% due 05/01/13*.....................  121,000     120,308
          AmerUs Group Co.:
           6.58% due 05/16/11......................  240,000     241,121
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  357,000     349,342
          Jefferson-Pilot Corp.:
           4.75% due 01/30/14......................  171,000     158,022
          Kingsway America, Inc.:
           7.50% due 02/01/14......................  122,000     120,957
          MetLife, Inc.:
           5.00% due 11/24/13......................  150,000     141,501
          Metropolitan Life Global Funding I:
           4.63% due 08/19/10*.....................   95,000      91,264
          MIC Financing Trust I:
           8.38% due 02/01/27*.....................   74,000      74,803
          Nationwide Life Global Funding I:
           5.35% due 03/15/11*.....................  250,000     246,719
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  181,000     185,288
                                                              ----------
                                                               1,967,591
                                                              ----------
        Leisure & Tourism -- 0.27%
          Brunswick Corp.:
           5.00% due 06/01/11......................  166,000     157,017
          Hilton Hotels Corp.:
           7.20% due 12/15/09......................  111,000     113,404
          MGM Mirage, Inc.:
           5.88% due 02/27/14......................  260,000     238,550
          Riviera Holdings Corp.:
           11.00% due 06/15/10(6)..................   50,000      52,813
                                                              ----------
                                                                 561,784
                                                              ----------
        Metals -- 0.23%
          Barrick Gold Finance Co.:
           7.50% due 05/01/07......................  164,000     166,861
          Crown Cork & Seal Co., Inc.:
           8.00% due 04/15/23......................  120,000     114,600
          Timken Co.:
           5.75% due 02/15/10......................  199,000     195,229
                                                              ----------
                                                                 476,690
                                                              ----------
        Mining -- 0.04%
          Newmont Mining Corp.:
           8.63% due 05/15/11......................   80,000      89,412
                                                              ----------
        Multimedia -- 0.58%
          AOL Time Warner, Inc.:
           6.75% due 04/15/11......................  115,000     118,228

                                                 Principal   Value
                                                  Amount    (Note 3)

          -----------------------------------------------------------
          Multimedia (continued)
            Belo Corp:
             6.75% due 05/30/13#................ $125,000  $  124,927
            Clear Channel Communications:
             4.90% due 05/15/15.................  410,000     355,553
            News America, Inc.:
             7.30% due 04/30/28.................   90,000      91,674
            Time Warner Entertainment Co. LP:
             8.38% due 03/15/23.................  291,000     325,128
            Time Warner, Inc.:
             7.25% due 10/15/17.................  100,000     105,005
            Viacom, Inc.:
             6.88% due 04/30/36*................   95,000      91,889
                                                           ----------
                                                            1,212,404
                                                           ----------
          Oil & Gas -- 0.82%
            Amerada Hess Corp.:
             7.88% due 10/01/29.................  135,000     151,151
            Consumers Energy Co.:
             4.25% due 04/15/08.................  404,000     393,167
            El Paso Production Holding Co.:
             7.75% due 06/01/13.................  290,000     295,800
            Encore Acquisition Co.:
             6.00% due 07/15/15.................   47,000      41,948
             6.25% due 04/15/14.................   28,000      25,690
            Hanover Compressor Co.:
             9.00% due 06/01/14.................  170,000     180,625
            Hilcorp Energy LP:
             7.75% due 11/01/15*................   50,000      49,250
             10.50% due 09/01/10*...............   71,000      77,213
            Premcor Refining Group, Inc.:
             6.75% due 02/01/11.................  373,000     385,352
            Seitel, Inc.:
             11.75% due 07/15/11................  100,000     113,000
                                                           ----------
                                                            1,713,196
                                                           ----------
          Paper/Forest Products -- 0.35%
            Abitibi-Consolidated, Inc.:
             8.41% due 06/15/11(3)..............   25,000      25,062
            MeadWestvaco Corp.:
             6.85% due 04/01/12#................  388,000     395,072
            Pliant Corp.:
             11.13% due 09/01/09(9)(12)#........  106,000     111,830
            Plum Creek Timberlands LP:
             5.88% due 11/15/15.................  206,000     198,837
                                                           ----------
                                                              730,801
                                                           ----------
          Publishing -- 0.12%
            Knight-Ridder, Inc.:
             6.88% due 03/15/29#................  125,000     114,107
             7.15% due 11/01/27.................  155,000     144,730
                                                           ----------
                                                              258,837
                                                           ----------
          Railroads & Equipment -- 0.27%
            Burlington Northern Santa Fe Corp.:
             7.29% due 06/01/36.................  357,000     399,326
            Norfolk Southern Corp.:
             5.59% due 05/17/25.................  176,000     163,014
                                                           ----------
                                                              562,340
                                                           ----------
          Real Estate -- 0.32%
            Brascan Corp.:
             8.13% due 12/15/08.................  181,000     190,832
            EOP Operating LP:
             7.00% due 07/15/11.................  339,000     355,316
            ERP Operating LP:
             5.38% due 08/01/16.................  127,000     119,841
                                                           ----------
                                                              665,989
                                                           ----------

 May 31, 2006    CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     25
                                       CONTINUED


                                                    Principal   Value
                                                     Amount    (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Real Estate Investment Trusts -- 0.23%
         Duke Realty LP:
          5.50% due 03/01/16....................... $105,000  $   99,618
         Heritage Property Investment Trust:
          4.50% due 10/15/09.......................  105,000     100,724
         Mack-Cali Realty LP:
          5.80% due 01/15/16.......................  110,000     105,226
         Reckson Operating Partnership LP:
          6.00% due 03/31/16.......................   60,000      58,164
         Simon Property Group LP:
          6.35% due 08/28/12.......................  120,000     122,601
                                                              ----------
                                                                 486,333
                                                              ----------
       Savings & Loan -- 1.71%
         Charter One Bank FSB:
          6.38% due 05/15/12.......................  695,000     721,079
         Downey Financial Corp.:
          6.50% due 07/01/14.......................  250,000     245,403
         Golden West Financial Corp.:
          4.75% due 10/01/12.......................  433,000     410,265
         Independence Community Bank Corp.:
          3.50% due 06/20/13(13)...................  113,000     108,057
         Sovereign Bancorp, Inc.:
          4.80% due 09/01/10*......................  430,000     412,729
         Washington Mutual Bank:
          5.95% due 05/20/13.......................  404,000     401,284
          6.75% due 05/20/36.......................  614,000     610,839
         Washington Mutual, Inc.:
          5.24% due 03/22/12(3)....................  434,000     433,456
         Western Financial Bank:
          9.63% due 05/15/12.......................  228,000     251,940
                                                              ----------
                                                               3,595,052
                                                              ----------
       Telecommunications -- 1.16%
         Alltel Corp.:
          4.66% due 05/17/07.......................  178,000     176,638
         American Cellular Corp.:
          10.00% due 08/01/11......................  380,000     408,025
         Corning, Inc.:
          6.20% due 03/15/16.......................  126,000     125,529
         Embarq Corp.:
          7.08% due 06/01/16.......................   16,000      16,019
         GTE Northwest, Inc.:
          5.55% due 10/15/08#......................   80,000      79,246
         GTE Southwest, Inc.:
          8.50% due 11/15/31.......................  452,000     503,476
         ICO North America, Inc.:
          7.50% due 08/15/09(7)(8)(15).............   30,000      37,500
         LCI International, Inc.:
          7.25% due 06/15/07#......................  510,000     512,550
         New England Telephone & Telegraph Co.:
          7.88% due 11/15/29.......................   90,000      92,275
         Sprint Capital Corp.:
          6.88% due 11/15/28.......................  149,000     150,251
         Verizon New York, Inc.:
          6.88% due 04/01/12.......................  320,000     326,599
                                                              ----------
                                                               2,428,108
                                                              ----------
       Utilities - Electric -- 2.82%
         AES Corp.:
          7.75% due 03/01/14.......................   20,000      20,500
          8.88% due 02/15/11.......................  175,000     186,156
         American Electric Power Co., Inc.:
          4.71% due 08/16/07(4)....................  127,000     125,643
         Appalachian Power Co.:
          5.00% due 06/01/17#......................  144,000     129,684
         Calpine Corp.:
          8.75% due 07/15/13#*(9)(12)..............  665,000     640,062
         Centerpoint Energy Houston Electric, LLC:
          5.60% due 07/01/23.......................  166,000     152,465

                                                 Principal   Value
                                                  Amount    (Note 3)

          ------------------------------------------------------------
          Utilities - Electric (continued)
            Centerpoint Energy, Inc.:
             5.88% due 06/01/08................. $230,000  $   230,373
            Commonwealth Edison Co.:
             5.88% due 02/01/33.................  362,000      332,586
            Consolidated Natural Gas Co.:
             5.38% due 11/01/06.................   79,000       78,931
            Detroit Edison Co.:
             6.63% due 06/01/36.................  452,000      456,362
            Dominion Resources, Inc.:
             5.69% due 05/15/08(4)..............  373,000      372,789
            Duke Energy Co.:
             4.20% due 10/01/08.................  339,000      328,369
            Duquesne Light Holdings, Inc.:
             6.25% due 08/15/35.................   63,000       56,497
            Entergy Louisiana LLC:
             5.83% due 11/01/10.................  485,000      478,172
            Florida Power & Light Co.:
             5.95% due 10/01/33.................  137,000      131,963
            Indianapolis Power & Light Co.:
             6.60% due 01/01/34*................   60,000       59,687
            Indiantown Cogeneration, LP:
             9.26% due 12/15/10.................   72,179       75,456
            Mission Energy Holding Co.:
             13.50% due 07/15/08................  100,000      112,875
            NRG Energy, Inc.:
             7.25% due 02/01/14.................   65,000       65,000
             7.38% due 02/01/16.................  265,000      265,331
            Old Dominion Electric Cooperative:
             5.68% due 12/01/28.................   72,833       70,484
            Pepco Holding, Inc.:
             5.50% due 08/15/07.................  162,000      161,640
            PSEG Power LLC:
             7.75% due 04/15/11.................   55,000       59,043
            PSI Energy, Inc.:
             7.85% due 10/15/07.................  249,000      255,604
            Public Service Electric & Gas Co.:
             5.00% due 08/15/14.................  120,000      113,387
            Puget Sound Energy, Inc.:
             5.20% due 10/01/15.................  514,000      484,284
            Reliant Resources, Inc.:
             9.50% due 07/15/13.................  125,000      126,250
            Southern California Edison Co.:
             5.63% due 02/01/36.................  144,000      130,103
            Southern Energy, Inc.:
             7.90% due 07/15/09(7)(8)(15)*+.....  175,000            0
            Virginia Electric and Power Co.:
             4.10% due 12/15/08.................  227,000      218,893
                                                           -----------
                                                             5,918,589
                                                           -----------
          Utilities - Gas, Distribution -- 0.10%
            Sempra Energy:
             4.62% due 05/17/07.................  110,000      109,022
            Southern California Gas Co.:
             5.75% due 11/15/35.................  110,000      103,887
                                                           -----------
                                                               212,909
                                                           -----------
          Utilities - Gas, Pipeline -- 0.24%
            Duke Energy Field Services LLC:
             6.88% due 02/01/11.................  120,000      124,928
            NGC Corp. Capital Trust I:
             8.32% due 06/01/27.................  175,000      152,250
            Reliant Energy Resources Corp.:
             7.75% due 02/15/11.................  200,000      215,106
                                                           -----------
                                                               492,284
                                                           -----------
          Total Corporate Bonds
             (Cost $43,254,222).................            42,720,039
                                                           -----------

 26     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     May 31, 2006
                              CONTINUED


                                                   Principal   Value
                                                    Amount    (Note 3)
        ---------------------------------------------------------------
        FOREIGN BONDS -- 2.88%
        Banks -- 0.30%
          Caisse Nationale des Caisses d'Epargne:
           5.09% due 12/30/49(3).................. $196,000  $  167,090
          Mizuho Finance Group Cayman, Ltd.:
           8.38% due 12/29/49.....................  245,000     259,063
          National Westminster Bank PLC:
           7.75% due 10/16/07(5)..................   92,000      94,396
          NIB Capital Bank NV:
           5.82% due 12/11/13*(5).................  120,000     113,393
                                                             ----------
                                                                633,942
                                                             ----------
        Broadcasting -- 0.20%
          British Telecommunications PLC:
           8.63% due 12/15/30.....................  125,000     153,807
          Telenet Group Holding NV:
           11.50% due 06/15/14#*(4)...............  329,000     276,360
                                                             ----------
                                                                430,167
                                                             ----------
        Chemical -- 0.07%
          Agrium, Inc.:
           7.13% due 05/23/36.....................  140,000     140,931
                                                             ----------
        Drugs -- 0.08%
          Elan Finance PLC/ Elan Finance Corp.:
           7.75% due 11/15/11.....................  166,000     161,850
                                                             ----------
        Financial Services -- 0.74%
          Canadian Oil Sands, Ltd.:
           5.80% due 08/15/13*....................  225,000     222,185
          FBG Finance, Ltd.:
           5.88% due 06/15/35*....................  100,000      88,910
          HBOS Capital Funding LP:
           6.85% due 03/29/49.....................  225,000     218,543
          Kaupthing Bank:
           7.13% due 05/19/16*....................  175,000     175,362
          Nationwide Building Society:
           2.63% due 01/30/07*....................  357,000     350,553
          Nell AF SARL:
           8.38% due 08/15/15#*...................  285,000     281,437
          SovRisc BV:
           4.63% due 10/31/08#*...................  215,000     211,310
                                                             ----------
                                                              1,548,300
                                                             ----------
        Foreign Government Agencies -- 0.09%
          Government of United Kingdom:
           2.25% due 07/08/08*....................  197,000     186,254
                                                             ----------
        Insurance -- 0.50%
          Aegon NV:
           5.59% due 07/15/14(5)..................  280,000     240,660
          Fairfax Financial Holdings, Ltd.:
           8.25% due 10/01/15.....................  190,000     170,050
          Montpelier Re Holdings, Ltd.:
           6.13% due 08/15/13.....................  287,000     266,641
          XL Capital, Ltd.:
           6.38% due 11/15/24.....................  384,000     362,741
                                                             ----------
                                                              1,040,092
                                                             ----------
        Leisure & Tourism -- 0.07%
          Royal Caribbean Cruises, Ltd.:
           6.88% due 12/01/13.....................  144,000     143,252
                                                             ----------
        Machinery -- 0.04%
          Atlas Copco AB:
           6.50% due 04/01/08*....................   81,000      82,169
                                                             ----------
        Metals -- 0.16%
          Noranda, Inc.:
           6.00% due 10/15/15.....................  352,000     335,621
                                                             ----------
        Oil & Gas -- 0.15%
          EnCana Corp.:
           6.50% due 08/15/34.....................   50,000      50,180

                                                         Principal    Value
                                                          Amount     (Note 3)

 -----------------------------------------------------------------------------
 Oil & Gas (continued)
   Petro-Canada:
    5.95% due 05/15/35.................................. $  140,000 $  128,799
   Weatherford International, Ltd.:
    5.50% due 02/15/16..................................    147,000    140,706
                                                                    ----------
                                                                       319,685
                                                                    ----------
 Paper/Forest Products -- 0.10%
   Abitibi-Cons., Inc.:
    8.55% due 08/01/10#.................................    105,000    103,425
   Stora Enso Oyj:
    6.40% due 04/15/16*.................................    120,000    117,920
                                                                    ----------
                                                                       221,345
                                                                    ----------
 Railroads & Equipment -- 0.10%
   Canadian National Railway Co.:
    6.38% due 10/15/11..................................    210,000    217,312
                                                                    ----------
 Retail -- 0.09%
   Jean Coutu Group, Inc.:
    8.50% due 08/01/14 #................................    210,000    195,300
                                                                    ----------
 Telecommunications -- 0.19%
   Telus Corp.:
    7.50% due 06/01/07..................................    321,000    326,671
    8.00% due 06/01/11..................................     65,000     71,024
                                                                    ----------
                                                                       397,695
                                                                    ----------
 Total Foreign Bonds
    (Cost $6,211,962)...................................            $6,053,915
                                                                    ----------
 UNITED STATES GOVERNMENT BONDS -- 47.74%
 Government Agencies -- 34.57%
   Federal Home Loan Bank:
    3.88% due 12/20/06..................................  1,070,000  1,061,318
    3.90% due 02/25/08..................................    410,000    400,385
    4.00% due 01/23/07#.................................  1,175,000  1,164,856
    4.50% due 09/08/08#.................................    680,000    668,098
   Federal Home Loan Mtg. Corp.:
    3.63% due 02/15/07..................................  1,002,000    989,993
    4.45% due 03/06/08..................................     64,000     63,007
    4.50% due 11/01/18..................................  1,000,762    948,868
    4.50% due 07/01/19..................................    559,088    529,564
    5.00% due 03/01/19..................................    603,344    583,347
    5.00% due 07/01/19..................................    625,198    604,476
    5.00% due 06/15/31..................................    560,448    543,924
    5.00% due 10/01/33..................................     27,816     26,188
    5.00% due 03/01/34..................................    689,221    648,019
    5.00% due 06/01/34..................................    606,680    570,412
    5.00% due 08/01/35..................................    944,538    886,077
    5.00% due 11/01/35..................................  2,077,454  1,948,873
    5.05% due 02/14/08..................................  3,430,000  3,410,521
    5.50% due 11/01/18..................................    661,067    651,888
    5.50% due 10/01/33..................................     42,142     40,774
    5.50% due 02/01/35..................................  1,172,587  1,130,840
    6.00% due 10/01/33..................................    865,900    858,568
    6.50% due 02/01/33..................................    104,453    105,896
    6.50% due 02/01/35..................................    115,458    116,799
    6.50% due 01/01/36..................................  1,839,101  1,859,896
    6.50% due 03/01/36..................................    564,796    571,182
    6.88% due 09/15/10#.................................    829,000    876,085
    7.00% due 09/15/12..................................     36,441      3,663
    7.00% due 11/01/16..................................     91,495     93,958
    7.00% due 07/01/32..................................     34,453     35,348
    7.50% due 04/01/31..................................    213,109    221,466
    8.00% due 01/01/29..................................     17,282     18,361
    8.00% due 12/01/29..................................     11,252     11,948
    8.00% due 12/01/30..................................     38,409     40,751
    8.00% due 01/01/31..................................        299        318
   Federal Home Loan Mtg. Corp. Reference REMIC, Series
    R004, Class AL:
    5.13% due 12/15/13..................................    489,464    478,620

 May 31, 2006    CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     27
                                       CONTINUED


                                                         Principal    Value
                                                          Amount     (Note 3)
 -----------------------------------------------------------------------------
 UNITED STATES GOVERNMENT BONDS (continued)
 Government Agencies (continued)
   Federal Home Loan Mtg. Corp. Reference REMIC, Series
    R005, Class AB:
    5.50% due 12/15/18.................................. $  542,868 $  533,115
   Federal Home Loan Mtg. Corp. Reference REMIC, Series
    R006, Class AK:
    5.75% due 12/15/18..................................    493,554    488,477
   Federal National Mtg. Assoc.:
    3.00% due 03/02/07..................................  1,075,000  1,056,396
    3.88% due 02/01/08..................................    962,000    939,857
    4.50% due 02/01/18..................................    272,044    258,266
    4.50% due 06/01/18..................................    172,545    163,833
    5.00% due 01/01/18..................................     89,550     86,776
    5.00% due 05/01/18..................................    229,476    222,273
    5.00% due 08/01/18..................................    172,349    166,939
    5.00% due 09/01/18..................................    164,370    159,211
    5.00% due 10/01/18..................................    595,997    577,291
    5.00% due 03/01/20..................................    324,752    314,241
    5.00% due 04/01/20..................................  1,363,168  1,317,219
    5.00% due 10/01/33..................................     69,198     65,185
    5.00% due 03/01/34..................................  2,861,237  2,692,037
    5.00% due 05/01/35..................................    924,483    867,772
    5.50% due 11/25/15..................................     37,451     37,333
    5.50% due 10/01/17..................................    218,469    215,699
    5.50% due 04/01/33..................................  1,339,335  1,295,225
    5.50% due 12/01/33..................................  1,191,168  1,151,610
    5.50% due 05/01/34..................................    666,833    644,687
    5.50% due 10/01/34..................................    623,572    602,141
    5.50% due 12/01/35..................................  1,143,137  1,101,689
    5.50% due 02/01/36(3)...............................    567,959    567,147
    6.00% due 03/01/16..................................      3,093      3,114
    6.00% due 12/01/16..................................    105,089    105,805
    6.00% due 11/01/17..................................    271,149    272,995
    6.00% due 12/01/33..................................    907,900    899,398
    6.00% due 08/01/34..................................  1,212,682  1,199,513
    6.00% due 10/01/34..................................  1,008,586    998,209
    6.00% due 06/01/35..................................  1,034,774  1,022,871
    6.50% due 03/01/17..................................    162,809    165,710
    6.50% due 08/01/31..................................     83,718     84,737
    6.50% due 07/01/32..................................    540,740    547,019
    7.00% due 09/01/31..................................    371,121    380,870
    7.50% due 11/01/14..................................      4,203      4,283
    7.50% due 08/01/15..................................      1,974      2,056
   Government National Mtg. Assoc.:
    3.96% due 09/16/21..................................    342,565    332,601
    4.02% due 07/16/27..................................    400,451    385,371
    4.05% due 07/16/20..................................    865,871    840,334
    4.05% due 10/16/23..................................    843,806    815,833
    4.24% due 07/16/29..................................  1,074,809  1,036,374
    4.38% due 04/20/30(3)...............................    203,628    204,411
    4.39% due 05/16/23..................................    327,241    319,116
    4.39% due 08/16/30..................................    426,000    412,884
    4.50% due 07/20/30(3)...............................     21,252     21,199
    4.50% due 08/20/30(3)...............................     81,743     81,543
    5.00% due 09/20/33..................................    651,264    616,175
    5.00% due 01/20/34..................................    237,115    224,436
    5.00% due 04/20/35..................................    665,776    629,613
    5.00% due 05/20/35..................................  1,794,674  1,697,192
    5.00% due 06/20/35..................................    907,446    858,156
    5.00% due 07/20/35..................................    913,140    863,541
    5.00% due 01/20/36..................................    874,113    826,378
    5.50% due 06/15/20..................................    228,633    226,676
    5.50% due 12/20/29..................................  2,151,000  2,121,420
    5.50% due 01/20/34..................................    191,403    185,688
    5.50% due 03/20/35..................................    226,820    219,957
    5.50% due 04/20/35..................................    747,366    724,753
    5.50% due 05/20/35..................................  1,250,178  1,212,352

                                             Principal    Value
                                              Amount     (Note 3)

             -----------------------------------------------------
             Government Agencies (continued)
                5.50% due 06/20/35.......... $  927,387 $  899,328
                5.50% due 09/20/35..........  1,085,792  1,052,940
                5.50% due 01/20/36..........    420,216    407,379
                6.00% due 10/15/19..........    226,885    229,233
                6.00% due 03/15/29..........     52,457     52,373
                6.00% due 04/15/29..........     17,193     17,165
                6.00% due 06/20/35..........  1,675,859  1,667,462
                6.00% due 07/20/35..........    420,907    418,798
                6.00% due 08/20/35..........  2,483,138  2,470,698
                6.00% due 10/20/35..........  1,747,551  1,738,796
                6.00% due 12/20/35..........  1,277,250  1,270,851
                6.00% due 01/20/36..........  1,044,910  1,039,637
                6.00% due 02/20/36..........    843,827    839,569
                6.00% due 03/20/36..........    845,070    840,806
                6.00% due 04/20/36..........    849,282    844,997
                6.50% due 10/15/10..........      1,720      1,743
                6.50% due 03/15/11..........      1,769      1,797
                6.50% due 05/15/11..........        700        711
                6.50% due 09/15/31..........        110        112
                6.50% due 06/20/31..........      5,303      5,378
                6.50% due 07/20/31..........      5,275      5,350
                6.50% due 07/15/32..........    164,662    167,775
                6.50% due 09/15/32..........    224,346    228,588
                7.00% due 01/15/24..........        104        108
                7.00% due 02/15/24..........         45         47
                7.00% due 12/20/27..........      2,671      2,742
                7.00% due 08/20/28..........         51         52
                7.00% due 01/20/29..........         97         99
                7.00% due 02/20/29..........        157        161
                7.00% due 04/20/29..........        249        255
                7.00% due 06/20/29..........        269        276
                7.00% due 09/20/29..........        428        439
                7.00% due 10/20/29..........        324        332
                7.00% due 11/20/29..........      1,416      1,453
                7.00% due 01/20/30..........        170        174
                7.00% due 08/20/30..........         68         70
                7.00% due 10/20/30..........      4,793      4,917
                7.00% due 11/20/30..........        476        489
                7.00% due 01/20/31..........        239        245
                7.00% due 03/20/31..........        454        465
                7.00% due 08/20/31..........      2,588      2,654
                7.50% due 12/15/23..........        224        235
                8.00% due 04/15/08..........     30,024     30,200
                8.00% due 09/15/08..........     10,274     10,292
                8.00% due 01/15/22..........      1,992      2,121
                8.00% due 12/15/22..........      3,208      3,411
                8.50% due 01/15/20..........         75         81
                8.50% due 03/15/21..........          8          8
                8.50% due 05/15/21..........          4          4
                8.50% due 05/15/21..........          5          6
                8.50% due 07/15/21..........          1          1
                8.50% due 09/15/21..........          1          1
                8.50% due 09/15/21..........          4          5
                8.50% due 11/15/21..........          1          1
                8.50% due 01/15/22..........         40         41
                8.50% due 03/15/22..........         14         14
                9.00% due 11/15/19..........         15         16
                9.00% due 02/15/20..........         11         12
                9.00% due 12/20/20..........         13         14
                9.00% due 07/20/21..........          1          1
                9.00% due 09/20/21..........        193        208
                9.00% due 11/15/22..........         28         30
                9.00% due 07/20/25..........         31         33
                9.50% due 09/15/19..........         41         45
                9.50% due 07/15/20..........          1          1
                9.50% due 10/15/20..........          1          1

 28     CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS -     May 31, 2006
                              CONTINUED


                                                   Principal     Value
                                                    Amount      (Note 3)
      --------------------------------------------------------------------
      UNITED STATES GOVERNMENT BONDS (continued)
      Government Agencies (continued)
         9.50% due 09/20/21...................... $         4 $          5
         9.50% due 12/20/21......................         292          320
                                                              ------------
                                                                72,494,860
                                                              ------------
      Government Obligations -- 13.17%
        United States Treasury Bonds:
         5.38% due 02/15/31#.....................  12,284,000   12,424,111
         6.25% due 08/15/23#.....................   1,106,000    1,215,131
         7.13% due 02/15/23#.....................   1,432,000    1,708,107
         7.25% due 08/15/22#.....................     394,000      474,124
        United States Treasury Notes:
         0.88% due 04/15/10 TIPS#(10)............     675,915      641,169
         1.63% due 01/15/15 TIPS(10).............   1,491,867    1,399,732
         2.00% due 01/15/14 TIPS#(10)............     501,644      487,124
         2.25% due 02/15/07......................      25,000       24,505
         3.25% due 08/15/07#.....................   1,617,000    1,582,828
         3.50% due 08/15/09#.....................      96,000       91,714
         4.25% due 10/15/10#.....................     339,000      328,764
         4.25% due 08/15/14#.....................     116,000      109,357
         4.25% due 08/15/15#.....................   5,176,000    4,844,415
         4.50% due 11/15/10#.....................     169,000      165,455
         4.63% due 02/29/08#.....................   2,072,000    2,057,189
         5.00% due 08/15/11#.....................      77,000       76,946
                                                              ------------
                                                                27,630,671
                                                              ------------
      Total United States Government Bonds
         (Cost $102,498,565).....................              100,125,531
                                                              ------------
      Total Long-Term Investment Securities
         (Cost $165,108,599).....................              161,959,020
                                                              ------------
      SHORT-TERM INVESTMENTS SECURITIES -- 22.73%
      Collective Investment Pool -- 5.90%
        Securities Lending Quality Trust(11).....  12,378,618   12,378,618
                                                              ------------
      Commercial Paper -- 7.63%
        Rabobank USA Financial Corp.:
         5.06% due 06/01/06......................   8,000,000    8,000,000
        Societe Generale North American, Inc.:
         5.07% due 06/01/06......................   8,000,000    8,000,000
                                                              ------------
                                                                16,000,000
                                                              ------------
      Government Obligations -- 9.20%
        United States Treasury Bills:
         3.89% due 06/15/06......................   2,128,000    2,124,519
         4.25% due 06/22/06......................   6,383,000    6,367,172
         4.37% due 07/20/06......................   2,979,000    2,961,105
         4.39% due 06/29/06......................     851,000      848,155
         4.50% due 07/27/06......................   5,106,000    5,070,797
         4.59% due 06/08/06#.....................   1,940,000    1,938,361
                                                              ------------
                                                                19,310,109
                                                              ------------
      Total Short-Term Investment Securities
         (Cost $47,688,561)......................               47,688,727
                                                              ------------

                                                             Principal      Value
                                                              Amount       (Note 3)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.25%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $14,036,789 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.25%, due 04/16/07 and having an
   approximate value of $14,456,502....................... $14,035,000   $ 14,035,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $5,368,684 and
   collateralized by Federal National Mtg. Assoc., Notes,
   bearing interest at 5.00%, due 01/15/07 and having an
   approximate value of $5,531,708........................   5,368,000      5,368,000
                                                                         ------------
Total Repurchase Agreements
   (Cost $19,403,000).....................................               $ 19,403,000
                                                                         ------------
TOTAL INVESTMENTS
   (Cost $232,200,160)(14)................................      109.20%   229,050,747
Liabilities in excess of other assets.....................       (9.20)%  (19,309,188)
                                                           -----------   ------------
NET ASSETS --                                                   100.00%  $209,741,559
                                                           ===========   ============

--------
Pass Through--Certificatesbacked by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC--RealEstate Mortgage Investment Conduit
TIPS--TreasuryInflation Protected Security
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $9,740,861 representing 4.64% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Commercial Mortgage-Backed Security
(2)Collateralized Mortgage Obligation
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(4)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(6)Security represents an investment in an affiliated company (see Note 4).
(7)Fair valued security (see Note 3)
(8)Illiquid security
(9)Bond in default
(10)Principal amount of security is adjusted for inflation.
(11)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(12)Company has filed for Chapter 11 bankruptcy protection.
(13)Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects stated maturity date.
(14)See Note 6 for cost of investments on a tax basis.
(15)To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the Capital Conservation Fund held the following restricted securities:

                                                              Market
                   Acquisition Principal Acquisition Market    Value      % of
       Name           Date      Amount      Cost     Value   Per Share Net Assets
------------------ ----------- --------- ----------- ------- --------- ----------
ICO North America,
 Inc. 7.50% due
 8/15/09..........  08/11/05   $ 30,000    $30,000   $37,500   $125       0.02%
Southern Energy,
 Inc. 7.90% due
 7/15/09..........  01/03/06    175,000          0         0      0       0.00
                                                     -------              ----
                                                     $37,500              0.02%
                                                     =======              ====

See Notes to Financial Statements

 May 31, 2006      CORE EQUITY FUND - PORTFOLIO PROFILE (Unaudited)        29

Industry Allocation*

                   Oil & Gas......................... 11.07%
                   Banks.............................  7.72%
                   Insurance.........................  7.25%
                   Drugs.............................  6.32%
                   Financial Services................  6.28%
                   Aerospace/Defense.................  5.50%
                   Telecommunications................  5.11%
                   Retail............................  4.83%
                   Hospital Supplies.................  4.61%
                   Conglomerates.....................  4.02%
                   Information Processing -- Software  3.77%
                   Information Processing -- Hardware  2.97%
                   Multimedia........................  2.94%
                   Information Processing -- Services  2.67%
                   Household Products................  2.27%
                   Beverages.........................  2.22%
                   Utilities -- Electric.............  2.05%
                   Leisure & Tourism.................  1.68%
                   Semiconductors....................  1.55%
                   Metals............................  1.39%
                   Medical -- Biomedical/Gene........  1.09%
                   Repurchase Agreements.............  1.02%
                   Pollution Control.................  0.99%
                   Machinery.........................  0.95%
                   Tobacco...........................  0.93%
                   Mining............................  0.83%
                   Broadcasting......................  0.82%
                   Utilities -- Communication........  0.73%
                   Foods.............................  0.69%
                   Apparel & Products................  0.63%
                   Hospital Management...............  0.60%
                   Commercial Services...............  0.56%
                   Saving & Loan.....................  0.56%
                   Medical Technology................  0.54%
                   Optical Instruments & Lenses......  0.42%
                   Airlines..........................  0.39%
                   Chemical..........................  0.38%
                   Healthcare........................  0.34%
                   Building Materials................  0.20%
                                                      -----
                                                      98.89%
                                                      =====

*  Calculated as a percentage of net assets.

 30          CORE EQUITY FUND - SCHEDULE OF INVESTMENTS           May 31, 2006


                                                               Value
                                                    Shares    (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 97.87%
        Aerospace/Defense -- 5.50%
          Boeing Co................................  90,100 $  7,500,825
          Honeywell International, Inc............. 144,000    5,929,920
          Lockheed Martin Corp..................... 119,000    8,626,310
          United Technologies Corp.................  60,800    3,801,216
                                                            ------------
                                                              25,858,271
                                                            ------------
        Airlines -- 0.39%
          AMR Corp.+...............................  74,000    1,824,840
                                                            ------------
        Apparel & Products -- 0.63%
          Nike, Inc., Class B......................  36,600    2,939,346
                                                            ------------
        Banks -- 7.72%
          Bank of America Corp..................... 296,000   14,326,400
          PNC Financial Services Group.............  35,200    2,425,632
          State Street Bank & Trust Co.............  75,500    4,688,550
          UBS AG...................................  39,100    4,426,902
          Wachovia Corp............................ 100,000    5,350,000
          Wells Fargo & Co.........................  76,000    5,044,120
                                                            ------------
                                                              36,261,604
                                                            ------------
        Beverages -- 2.22%
          PepsiCo, Inc............................. 172,350   10,420,281
                                                            ------------
        Broadcasting -- 0.82%
          Comcast Corp., Class A+.................. 120,000    3,855,600
                                                            ------------
        Building Materials -- 0.20%
          Martin Marietta Materials, Inc...........  10,500      960,855
                                                            ------------
        Chemical -- 0.38%
          E.I. du Pont de Nemours and Co...........  42,000    1,786,260
                                                            ------------
        Commercial Services -- 0.56%
          Fluor Corp...............................  29,900    2,621,034
                                                            ------------
        Conglomerates -- 4.02%
          General Electric Co...................... 439,100   15,043,566
          Tyco International, Ltd.................. 141,000    3,822,510
                                                            ------------
                                                              18,866,076
                                                            ------------
        Drugs -- 6.32%
          Abbott Laboratories......................  52,250    2,231,075
          Bristol-Myers Squibb Co..................  61,200    1,502,460
          Eisai, Ltd. ADR..........................  50,200    2,274,060
          Eli Lilly & Co...........................  53,200    2,747,248
          Pfizer, Inc.............................. 140,000    3,312,400
          Sanofi-Aventis........................... 101,700    4,807,359
          Schering-Plough Corp..................... 255,900    4,877,454
          Teva Pharmaceutical Industries, Ltd. ADR. 169,000    6,153,290
          Wyeth....................................  39,000    1,783,860
                                                            ------------
                                                              29,689,206
                                                            ------------
        Financial Services -- 6.28%
          Citigroup, Inc........................... 237,933   11,730,097
          E*TRADE Group, Inc.+.....................  73,400    1,781,418
          Freddie Mac..............................  85,000    5,103,400
          JPMorgan Chase & Co...................... 143,000    6,097,520
          Merrill Lynch & Co., Inc.................  65,950    4,775,439
                                                            ------------
                                                              29,487,874
                                                            ------------
        Foods -- 0.69%
          Hershey Foods Corp.......................  56,700    3,226,797
                                                            ------------
        Healthcare -- 0.34%
          Medco Health Solutions, Inc.+............  29,800    1,606,220
                                                            ------------
        Hospital Management -- 0.60%
          Omnicare, Inc............................  60,700    2,814,052
                                                            ------------
        Hospital Supplies -- 4.61%
          Becton, Dickinson and Co.................  19,000    1,148,170
          Cardinal Health, Inc.....................  64,000    4,282,240

                                                               Value
                                                    Shares    (Note 3)

       -----------------------------------------------------------------
       Hospital Supplies (continued)
         Johnson & Johnson.........................  79,000 $  4,757,380
         Medtronic, Inc............................ 227,300   11,476,377
                                                            ------------
                                                              21,664,167
                                                            ------------
       Household Products -- 2.27%
         Procter & Gamble Co....................... 196,200   10,643,850
                                                            ------------
       Information Processing - Hardware -- 2.97%
         Apple Computer, Inc.+.....................  21,000    1,255,170
         EMC Corp.+................................ 239,600    3,066,880
         Hewlett-Packard Co........................ 161,000    5,213,180
         International Business Machines Corp......  55,000    4,394,500
                                                            ------------
                                                              13,929,730
                                                            ------------
       Information Processing - Services -- 2.67%
         First Data Corp........................... 174,300    8,036,973
         Google, Inc.+.............................  12,100    4,499,022
                                                            ------------
                                                              12,535,995
                                                            ------------
       Information Processing - Software -- 3.77%
         Adobe Systems, Inc.+......................  74,000    2,118,620
         Autodesk, Inc.+...........................  55,000    2,001,450
         Automatic Data Processing, Inc............  50,800    2,309,876
         Microsoft Corp............................ 496,900   11,254,785
                                                            ------------
                                                              17,684,731
                                                            ------------
       Insurance -- 7.25%
         ACE, Ltd.................................. 230,400   11,927,808
         AFLAC, Inc................................  27,000    1,263,600
         Allstate Corp............................. 165,000    9,076,650
         Fidelity National Financial, Inc..........  35,000    1,452,150
         Hartford Financial Services Group, Inc....  26,000    2,286,440
         MetLife, Inc..............................  56,400    2,902,908
         WellPoint, Inc.+..........................  72,000    5,153,760
                                                            ------------
                                                              34,063,316
                                                            ------------
       Leisure & Tourism -- 1.68%
         Carnival Corp............................. 132,000    5,268,120
         Starwood Hotels & Resorts Worldwide, Inc..  42,900    2,621,190
                                                            ------------
                                                               7,889,310
                                                            ------------
       Machinery -- 0.95%
         Caterpillar, Inc..........................  37,000    2,699,150
         Rockwell Automation, Inc..................  26,000    1,775,280
                                                            ------------
                                                               4,474,430
                                                            ------------
       Medical - Biomedical/Gene -- 1.09%
         Amgen, Inc.+..............................  76,000    5,136,840
                                                            ------------
       Medical Technology -- 0.54%
         Baxter International, Inc.................  67,000    2,525,900
                                                            ------------
       Metals -- 1.39%
         Alcoa, Inc................................ 137,000    4,345,640
         Rio Tinto PLC.............................   9,800    2,175,600
                                                            ------------
                                                               6,521,240
                                                            ------------
       Mining -- 0.83%
         Anglo American PLC........................  59,000    1,188,254
         Cameco Corp...............................  64,900    2,692,052
                                                            ------------
                                                               3,880,306
                                                            ------------
       Multimedia -- 2.94%
         CBS Corp.................................. 244,650    6,338,881
         Viacom, Inc.+............................. 128,950    4,867,863
         Walt Disney Co............................  86,000    2,623,000
                                                            ------------
                                                              13,829,744
                                                            ------------

 May 31, 2006   CORE EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED     31


                                                            Value
                                                 Shares    (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Oil & Gas -- 11.07%
             BP, PLC ADR........................  69,000 $  4,878,300
             ChevronTexaco Corp.................  77,000    4,603,830
             ConocoPhillips.....................  69,700    4,411,313
             ENSCO International, Inc...........  64,000    3,199,360
             Exxon Mobil Corp................... 181,300   11,042,983
             GlobalSantaFe Corp................. 129,000    7,756,770
             Halliburton Co.....................  59,800    4,460,482
             National-Oilwell Varco, Inc.+......  35,000    2,312,100
             Noble Energy, Inc..................  70,400    3,059,584
             Schlumberger, Ltd..................  96,000    6,294,720
                                                         ------------
                                                           52,019,442
                                                         ------------
           Optical Instruments & lenses -- 0.42%
             Alcon, Inc.........................  18,300    1,977,864
                                                         ------------
           Pollution Control -- 0.99%
             Waste Management, Inc.............. 127,100    4,654,402
                                                         ------------
           Retail -- 4.83%
             Costco Wholesale Corp..............  58,000    3,069,940
             Federated Department Stores, Inc...  42,700    3,109,841
             Kohl's Corp.+...................... 108,400    5,819,996
             Kroger Co.......................... 131,500    2,644,465
             Lowe's Cos., Inc...................  46,100    2,871,108
             Target Corp........................  27,400    1,340,408
             Wal-Mart Stores, Inc...............  79,000    3,827,550
                                                         ------------
                                                           22,683,308
                                                         ------------
           Savings & Loan -- 0.56%
             Golden West Financial Corp.........  36,200    2,646,220
                                                         ------------
           Semiconductors -- 1.55%
             Analog Devices, Inc................  83,900    2,829,947
             Intel Corp......................... 102,000    1,838,040
             Marvell Technology Group, Ltd.+....  20,400      972,468
             Microchip Technology, Inc..........  48,000    1,646,400
                                                         ------------
                                                            7,286,855
                                                         ------------
           Telecommunications -- 5.11%
             Amdocs, Ltd.+......................  40,700    1,525,029
             Cisco Systems, Inc.+............... 209,850    4,129,848
             Corning, Inc.+..................... 172,700    4,187,975
             Embarq Corp.+......................      86        3,584
             Motorola, Inc...................... 227,000    4,787,430

                                                              Shares/
                                                             Principal     Value
                                                              Amount      (Note 3)

------------------------------------------------------------------------------------
Telecommunications (continued)
  QUALCOMM, Inc............................................     84,600  $  3,824,766
  Sprint Corp..............................................    171,230     3,631,788
  Verizon Communications, Inc..............................     62,000     1,935,020
                                                                        ------------
                                                                          24,025,440
                                                                        ------------
Tobacco -- 0.93%
  Altria Group, Inc........................................     60,500     4,377,175
                                                                        ------------
Utilities - Communication -- 0.73%
  AT&T, Inc................................................    132,000     3,439,920
                                                                        ------------
Utilities - Electric -- 2.05%
  Dominion Resources, Inc..................................     36,600     2,656,428
  FPL Group, Inc...........................................    101,000     4,022,830
  Pinnacle West Capital Corp...............................     75,000     2,954,250
                                                                        ------------
                                                                           9,633,508
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $411,425,390).....................................              459,742,009
                                                                        ------------
REPURCHASE AGREEMENTS -- 1.02%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $1,999,255 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value
   of $2,061,687........................................... $1,999,000     1,999,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $2,797,357 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   3.75%, due 08/15/08 and having an approximate value
   of $2,854,272...........................................  2,797,000     2,797,000
                                                                        ------------
Total Repurchase Agreements
   (Cost $4,796,000).......................................                4,796,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $416,221,390)(1)..................................      98.89%  464,538,009
Other assets less liabilities..............................       1.11%    5,231,614
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $469,769,623
                                                            ==========  ============

--------
ADR American Depository Receipt
+  Non-income producing security.
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 32        CORE VALUE FUND - PORTFOLIO PROFILE (Unaudited)        May 31, 2006

Industry Allocation*

               Oil & Gas.................................. 12.78%
               Financial Services......................... 12.47%
               Banks......................................  9.74%
               Drugs......................................  5.14%
               Insurance..................................  4.91%
               Information Processing -- Hardware.........  4.11%
               Utilities -- Electric......................  3.73%
               Retail.....................................  3.22%
               Telecommunications.........................  2.86%
               Multimedia.................................  2.57%
               Chemical...................................  2.49%
               Hospital Supplies..........................  2.37%
               Savings & Loan.............................  2.26%
               Machinery..................................  2.19%
               Information Processing -- Software.........  2.17%
               Household Products.........................  1.89%
               Electronics/Electrical Equipment...........  1.88%
               Conglomerates..............................  1.83%
               Utilities -- Communication.................  1.59%
               Information Processing -- Services.........  1.54%
               Aerospace/Defense..........................  1.46%
               Foods......................................  1.38%
               Semiconductors.............................  1.34%
               Paper/Forest Products......................  1.20%
               Real Estate Investment Trusts..............  1.16%
               Metals.....................................  1.13%
               Leisure & Tourism..........................  1.10%
               Automotive.................................  0.98%
               Beverages..................................  0.93%
               Tobacco....................................  0.88%
               Apparel & Products.........................  0.86%
               Healthcare.................................  0.66%
               Freight....................................  0.60%
               Railroads & Equipment......................  0.45%
               Publishing.................................  0.37%
               Pollution Control..........................  0.36%
               Medical -- Biomedical/Gene.................  0.30%
               Hospital Management........................  0.27%
               Building Materials.........................  0.20%
               Utilities -- Gas, Distribution.............  0.20%
               Photography................................  0.15%
               Commercial Services........................  0.11%
               Airlines...................................  0.07%
               Information Processing -- Consumer Software  0.05%
               Collective Investment Pool.................  0.03%
                                                           -----
                                                           97.98%
                                                           =====

*  Calculated as a percentage of net assets.

 May 31, 2006          CORE VALUE FUND - SCHEDULE OF INVESTMENTS           33



                                                          Value
                                                Shares   (Note 3)
             ------------------------------------------------------
             COMMON STOCK -- 97.29%
             Aerospace/Defense -- 1.46%
               Boeing Co.......................     701 $    58,358
               Lockheed Martin Corp............   2,720     197,173
               Northrop Grumman Corp...........  46,348   2,997,789
               Raytheon Co.....................   2,496     114,441
                                                        -----------
                                                          3,367,761
                                                        -----------
             Airlines -- 0.07%
               Southwest Airlines Co...........  10,266     165,283
                                                        -----------
             Apparel & Products -- 0.86%
               Liz Claiborne, Inc..............  21,900     846,873
               Payless ShoeSource, Inc.+.......  10,466     279,233
               VF Corp.........................  13,600     855,848
                                                        -----------
                                                          1,981,954
                                                        -----------
             Automotive -- 0.98%
               ArvinMeritor, Inc...............  26,675     447,340
               Ford Motor Co................... 151,569   1,085,234
               Group 1 Automotive, Inc.........   6,051     367,719
               Lear Corp.+.....................   9,800     232,260
               Sonic Automotive, Inc...........   5,472     130,945
                                                        -----------
                                                          2,263,498
                                                        -----------
             Banks -- 9.74%
               Bank of America Corp............ 166,308   8,049,307
               Bank of New York Co., Inc.......  33,600   1,116,528
               Comerica, Inc...................   3,773     206,572
               First American Corp.............  18,551     778,585
               First Horizon National Corp.....   9,497     379,500
               Fremont General Corp............   2,977      60,225
               National City Corp..............  82,940   3,058,827
               PNC Financial Services Group....  12,200     840,702
               U.S. Bancorp....................  52,700   1,626,849
               Wachovia Corp...................  50,379   2,695,276
               Wells Fargo & Co................  55,969   3,714,663
                                                        -----------
                                                         22,527,034
                                                        -----------
             Beverages -- 0.93%
               Coca-Cola Co....................  26,800   1,180,004
               Pepsi Bottling Group, Inc.......  31,100     974,674
                                                        -----------
                                                          2,154,678
                                                        -----------
             Building Materials -- 0.20%
               USG Corp.+......................   5,007     461,045
                                                        -----------
             Chemical -- 2.49%
               E.I. du Pont de Nemours and Co..  23,700   1,007,961
               Eastman Chemical Co.............  17,815   1,004,410
               Lyondell Chemical Co............  72,442   1,753,096
               Olin Corp.......................  20,990     371,733
               PPG Industries, Inc.............  21,500   1,383,310
               UAP Holding Corp................   4,151      97,964
               Westlake Chemical Corp..........   4,309     134,527
                                                        -----------
                                                          5,753,001
                                                        -----------
             Commercial Services -- 0.11%
               Accenture, Ltd..................   3,390      95,428
               Laidlaw International, Inc......   6,110     153,972
                                                        -----------
                                                            249,400
                                                        -----------
             Conglomerates -- 1.83%
               General Electric Co.............  41,900   1,435,494
               Loews Corp......................  27,400     931,052
               Tyco International, Ltd.........  69,053   1,872,027
                                                        -----------
                                                          4,238,573
                                                        -----------
             Drugs -- 5.14%
               Abbott Laboratories.............  41,000   1,750,700
               Alpharma, Inc...................  17,930     419,920
               King Pharmaceuticals, Inc.+.....  28,894     513,735


                                                                  Value
                                                        Shares   (Note 3)

    -----------------------------------------------------------------------
    Drugs (continued)
      Merck & Co., Inc.................................  96,237 $ 3,203,730
      Pfizer, Inc...................................... 189,726   4,488,917
      ViroPharma, Inc.+................................   5,327      51,832
      Wyeth............................................  32,100   1,468,254
                                                                -----------
                                                                 11,897,088
                                                                -----------
    Electronics/Electrical Equipment -- 1.88%
      Applera Corp. -- Applied Biosystems Group........  44,432   1,315,187
      Arrow Electronics, Inc.+.........................  39,853   1,295,223
      NAM TAI Electronics, Inc.........................   6,974     158,240
      Parker Hannifin Corp.............................  10,100     788,002
      Xerox Corp.+.....................................  57,100     783,983
                                                                -----------
                                                                  4,340,635
                                                                -----------
    Financial Services -- 11.81%
      American Financial Group, Inc....................  10,225     431,086
      AmeriCredit Corp.+...............................   1,189      34,529
      Capital One Financial Corp.......................   5,977     494,716
      Citigroup, Inc................................... 177,828   8,766,921
      Freddie Mac......................................  55,600   3,338,224
      Goldman Sachs Group, Inc.........................  18,820   2,840,879
      IndyMac Bancorp, Inc.............................  17,548     805,453
      JPMorgan Chase & Co..............................  68,700   2,929,368
      Lehman Brothers Holdings, Inc....................  14,977     997,618
      Merrill Lynch & Co., Inc.........................  26,307   1,904,890
      Morgan Stanley...................................  79,799   4,757,616
                                                                -----------
                                                                 27,301,300
                                                                -----------
    Foods -- 1.38%
      Chiquita Brands International, Inc...............  25,451     364,204
      Del Monte Foods Co...............................  15,871     187,912
      General Mills, Inc...............................  16,285     845,029
      Sara Lee Corp....................................  34,500     585,465
      Seaboard Corp....................................     173     226,976
      Unilever NV......................................  43,500     984,405
                                                                -----------
                                                                  3,193,991
                                                                -----------
    Freight -- 0.60%
      FedEx Corp.......................................   3,147     343,873
      United Parcel Service, Inc.......................  12,990   1,046,344
                                                                -----------
                                                                  1,390,217
                                                                -----------
    Healthcare -- 0.66%
      Kindred Healthcare, Inc.+........................   4,576     116,047
      McKesson Corp....................................  28,359   1,403,771
                                                                -----------
                                                                  1,519,818
                                                                -----------
    Hospital Management -- 0.27%
      HCA, Inc.........................................  13,900     617,855
                                                                -----------
    Hospital Supplies -- 2.37%
      AmerisourceBergen Corp...........................  23,500   1,024,365
      Becton, Dickinson and Co.........................  14,523     877,625
      Johnson & Johnson................................  59,276   3,569,601
                                                                -----------
                                                                  5,471,591
                                                                -----------
    Household Products -- 1.89%
      John H. Harland Co...............................   6,321     270,728
      Kimberly-Clark Corp..............................  36,655   2,223,859
      Newell Rubbermaid, Inc...........................  53,441   1,414,049
      Tupperware Corp..................................  22,400     460,768
                                                                -----------
                                                                  4,369,404
                                                                -----------
    Information Processing - Consumer Software -- 0.05%
      RealNetworks, Inc.+..............................  13,213     124,995
                                                                -----------
    Information Processing - Hardware -- 4.11%
      Hewlett-Packard Co............................... 122,052   3,952,044
      Imation Corp.....................................   2,250      86,580

 34     CORE VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2006



                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Information Processing - Hardware (continued)
         International Business Machines Corp.......  66,543 $ 5,316,785
         Komag, Inc.+...............................   2,055      85,344
         Tech Data Corp.+...........................   2,026      73,544
                                                             -----------
                                                               9,514,297
                                                             -----------
       Information Processing - Services -- 1.54%
         Computer Sciences Corp.+...................  27,082   1,523,362
         Earthlink, Inc.+...........................  95,711     797,273
         Fiserv, Inc.+..............................  18,200     785,330
         United Online, Inc.........................  39,133     466,465
                                                             -----------
                                                               3,572,430
                                                             -----------
       Information Processing - Software -- 2.17%
         Acxiom Corp................................   5,574     131,435
         BMC Software, Inc.+........................     517      10,418
         Microsoft Corp............................. 176,870   4,006,105
         Oracle Corp.+..............................  53,300     757,926
         Sybase, Inc.+..............................   5,025     102,359
                                                             -----------
                                                               5,008,243
                                                             -----------
       Insurance -- 4.91%
         ACE, Ltd...................................  37,427   1,937,596
         Allstate Corp..............................  39,000   2,145,390
         Arch Capital Group, Ltd.+..................   1,358      77,949
         Chubb Corp.................................  11,000     555,830
         Endurance Specialty Holdings, Ltd..........   2,581      78,849
         Hartford Financial Services Group, Inc.....  26,600   2,339,204
         Humana, Inc.+..............................  11,579     586,245
         LandAmerica Financial Group, Inc...........  12,503     836,701
         Marsh & McLennan Cos., Inc.................  23,900     669,917
         MGIC Investment Corp.......................   9,600     632,352
         Protective Life Corp.......................   1,979      87,709
         Torchmark Corp.............................  19,800   1,165,824
         Zenith National Insurance Corp.............   6,119     244,760
                                                             -----------
                                                              11,358,326
                                                             -----------
       Leisure & Tourism -- 1.10%
         Darden Restaurants, Inc....................  10,665     377,648
         Hasbro, Inc................................   8,398     155,699
         McDonald's Corp............................  58,875   1,952,884
         Regal Entertainment Group#.................   3,442      66,671
                                                             -----------
                                                               2,552,902
                                                             -----------
       Machinery -- 2.19%
         Cummins, Inc...............................  22,365   2,464,847
         Deere & Co.................................   8,100     693,360
         Dover Corp.................................  16,800     820,512
         Ingersoll-Rand Co..........................  25,000   1,090,250
                                                             -----------
                                                               5,068,969
                                                             -----------
       Medical - Biomedical/Gene -- 0.30%
         Amgen, Inc.+...............................  10,257     693,271
                                                             -----------
       Metals -- 1.13%
         Freeport-McMoRan Copper & Gold, Inc........   9,087     508,781
         Nucor Corp.................................  16,620   1,749,587
         Phelps Dodge Corp..........................     481      41,217
         Quanex Corp................................   7,133     280,470
         Steel Dynamics, Inc........................     388      22,539
                                                             -----------
                                                               2,602,594
                                                             -----------
       Multimedia -- 2.57%
         CBS Corp...................................  16,828     436,013
         Gannett Co., Inc...........................  23,200   1,253,032
         Time Warner, Inc........................... 161,683   2,782,564
         Viacom, Inc.+..............................  22,678     856,095
         Walt Disney Co.............................  20,067     612,044
                                                             -----------
                                                               5,939,748
                                                             -----------


                                                            Value
                                                  Shares   (Note 3)

           ----------------------------------------------------------
           Oil & Gas -- 12.78%
             Anadarko Petroleum Corp.............   6,100 $   302,987
             ChevronTexaco Corp.................. 134,308   8,030,275
             ConocoPhillips......................  69,380   4,391,060
             Devon Energy Corp...................   5,200     298,272
             Exxon Mobil Corp.................... 175,774  10,706,394
             Marathon Oil Corp...................   7,437     558,147
             Occidental Petroleum Corp...........   8,605     852,670
             Royal Dutch Shell PLC...............  49,700   3,295,607
             Tesoro Petroleum Corp...............   1,001      68,178
             UGI Corp............................  21,573     501,788
             Valero Energy Corp..................   8,778     538,530
                                                          -----------
                                                           29,543,908
                                                          -----------
           Paper/Forest Products -- 1.20%
             Louisiana-Pacific Corp..............  64,088   1,554,775
             Weyerhaeuser Co.....................  19,000   1,215,240
                                                          -----------
                                                            2,770,015
                                                          -----------
           Photography -- 0.15%
             Eastman Kodak Co....................  14,116     340,337
                                                          -----------
           Pollution Control -- 0.36%
             Waste Management, Inc...............  22,600     827,612
                                                          -----------
           Publishing -- 0.37%
             R. R. Donnelley & Sons Co...........  26,341     847,653
                                                          -----------
           Railroads & Equipment -- 0.45%
             Burlington Northern Santa Fe Corp...   4,452     344,629
             CSX Corp............................   2,441     163,352
             Norfolk Southern Corp...............   4,661     245,914
             Union Pacific Corp..................   3,003     278,679
                                                          -----------
                                                            1,032,574
                                                          -----------
           Real Estate Investment Trusts -- 1.16%
             CBL & Associates Properties, Inc....  46,103   1,724,713
             HRPT Properties Trust...............   2,866      31,985
             iStar Financial, Inc................  22,287     848,689
             Mack-Cali Realty Corp...............   2,014      86,360
                                                          -----------
                                                            2,691,747
                                                          -----------
           Retail -- 3.22%
             Barnes & Noble, Inc.................  25,841     986,610
             Building Materials Holding Corp.....  12,567     358,411
             Dollar General Corp.................  42,700     696,010
             Gap, Inc............................  37,000     673,400
             Home Depot, Inc.....................  15,000     571,800
             J.C. Penney Co., Inc................  10,632     646,000
             Kroger Co.+.........................  58,000   1,166,380
             Longs Drug Stores Corp..............     959      44,152
             SUPERVALU, Inc......................  45,314   1,321,356
             Wal-Mart Stores, Inc................  20,400     988,380
                                                          -----------
                                                            7,452,499
                                                          -----------
           Savings & Loan -- 2.26%
             Washington Mutual, Inc.............. 113,911   5,229,654
                                                          -----------
           Semiconductors -- 1.34%
             Freescale Semiconductor, Inc.+......  16,169     504,635
             Intel Corp.......................... 118,591   2,137,010
             National Semiconductor Corp.........  16,061     412,446
             Texas Instruments, Inc..............   1,253      39,131
                                                          -----------
                                                            3,093,222
                                                          -----------
           Telecommunications -- 2.86%
             Alltel Corp.........................   3,735     231,010
             Avaya, Inc.+........................  28,300     334,223
             BellSouth Corp......................  38,100   1,286,637
             Embarq Corp.........................   1,464      61,005
             Motorola, Inc.......................  19,161     404,105

 May 31, 2006    CORE VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED     35



                                                            Value
                                                 Shares    (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Telecommunications (continued)
            Sprint Corp.........................  68,500 $  1,452,885
            Verizon Communications, Inc.........  91,370    2,851,658
                                                         ------------
                                                            6,621,523
                                                         ------------
          Tobacco -- 0.88%
            Altria Group, Inc...................  24,000    1,736,400
            Reynolds American, Inc..............   2,755      302,885
                                                         ------------
                                                            2,039,285
                                                         ------------
          Utilities - Communication -- 1.59%
            AT&T, Inc........................... 141,104    3,677,170
                                                         ------------
          Utilities - Electric -- 3.73%
            Cleco Corp..........................   6,011      133,504
            Edison International, Inc...........   2,683      105,281
            Exelon Corp.........................  34,000    1,924,740
            FirstEnergy Corp....................  56,878    2,981,545
            NiSource, Inc.......................  34,100      742,357
            OGE Energy Corp.....................   4,485      139,618
            Pepco Holdings, Inc.................  39,224      900,583
            PG&E Corp...........................   4,171      165,505
            PPL Corp............................  46,700    1,390,259
            TXU Corp............................   2,672      153,106
                                                         ------------
                                                            8,636,498
                                                         ------------
          Utilities - Gas, Distribution -- 0.20%
            Nicor, Inc..........................   2,188       89,664
            Vectren Corp........................  13,871      367,998
                                                         ------------
                                                              457,662
                                                         ------------
          Total Common Stock
             (Cost $218,116,497)................          224,961,260
                                                         ------------

                                                   Shares/
                                                  Principal    Value
                                                   Amount     (Note 3)

        ----------------------------------------------------------------
        EXCHANGE-TRADED FUNDS -- 0.66%
        Financial Services -- 0.66%
          SPDR Trust Series 1
           (Cost $1,516,059).....................  $11,900  $  1,517,369
                                                            ------------
        Total Long-Term Investment Securities --
           (Cost $219,632,556)...................            226,478,629
                                                            ------------
        SHORT-TERM INVESTMENT SECURITIES -- 0.03%
        Collective Investment Pool -- 0.03%
          Securities Lending Quality Trust(1)
           (Cost $88,422)........................   88,422        88,422
                                                            ------------
        TOTAL INVESTMENTS
           (Cost $219,720,978)(2)................    97.98%  226,567,051
        Other assets less liabilities............     2.02%    4,660,714
                                                   -------  ------------
        NET ASSETS --                               100.00% $231,227,765
                                                   =======  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

 36      FOREIGN VALUE FUND - PORTFOLIO PROFILE (Unaudited)       May 31, 2006

Industry Allocation*

                   Time Deposits..................... 14.97%
                   Telecommunications................  7.85%
                   Insurance.........................  7.21%
                   Government Obligations............  6.99%
                   Banks.............................  6.97%
                   Oil & Gas.........................  6.95%
                   Drugs.............................  6.28%
                   Electronics/Electrical Equipment..  5.77%
                   Conglomerates.....................  3.94%
                   Real Estate.......................  3.40%
                   Financial Services................  3.39%
                   Paper/Forest Products.............  2.60%
                   Broadcasting......................  2.01%
                   Chemical..........................  1.97%
                   Foods.............................  1.70%
                   Utilities -- Communication........  1.68%
                   Commercial Services...............  1.43%
                   Multimedia........................  1.43%
                   Metals............................  1.18%
                   Automotive........................  1.10%
                   Photography.......................  1.00%
                   Retail............................  0.98%
                   Information Processing -- Services  0.91%
                   Publishing........................  0.86%
                   Mining............................  0.82%
                   Apparel & Products................  0.80%
                   Healthcare........................  0.79%
                   Appliances/Furnishings............  0.73%
                   Airlines..........................  0.64%
                   Hardware & Tools..................  0.62%
                   Utilites -- Electric..............  0.61%
                   Railroads & Equipment.............  0.60%
                   Freight...........................  0.54%
                   Household Products................  0.28%
                   Government Agencies...............  0.24%
                   Leisure & Tourism.................  0.05%
                   Aerospace/Defense.................  0.03%
                                                      -----
                                                      99.32%
                                                      =====

Country Allocation*

                             United States. 28.23%
                             United Kingdom 21.03%
                             Japan......... 12.08%
                             Hong Kong.....  7.69%
                             France........  4.31%
                             Netherlands...  4.07%
                             Germany.......  3.90%
                             Spain.........  3.06%
                             Italy.........  2.62%
                             Finland.......  2.35%
                             Sweden........  2.01%
                             China.........  1.35%
                             Bermuda.......  1.31%
                             Canada........  1.27%
                             Australia.....  1.16%
                             Norway........  0.60%
                             Denmark.......  0.57%
                             Luxembourg....  0.44%
                             Cayman Islands  0.42%
                             Singapore.....  0.39%
                             Switzerland...  0.25%
                             Thailand......  0.17%
                             Brazil........  0.02%
                             South Korea...  0.01%
                             Taiwan........  0.01%
                                            -----
                                            99.32%
                                            =====

*  Calculated as a percentage of net assets.

 May 31, 2006        FOREIGN VALUE FUND - SCHEDULE OF INVESTMENTS          37


                                                                Value
                                                    Shares   (Note 3)(2)
       -----------------------------------------------------------------
       COMMON STOCK -- 76.26%
       Aerospace/Defense -- 0.03%
         Empresa Brasileira de Aeronautica SA ADR.     5,292 $   177,017
                                                             -----------
       Airlines -- 0.64%
         Qantas Airways, Ltd...................... 1,886,938   4,482,372
                                                             -----------
       Apparel & Products -- 0.80%
         Burberry Group PLC.......................   358,135   2,927,369
         Yue Yuen Industrial Holdings.............   993,672   2,724,923
                                                             -----------
                                                               5,652,292
                                                             -----------
       Appliances/Furnishings -- 0.73%
         Electrolux AB............................   185,766   5,153,904
                                                             -----------
       Automotive -- 1.10%
         Bayerische Motoren Werke AG..............       300      15,435
         GKN PLC..................................   997,890   5,072,235
         Valeo SA.................................    68,704   2,632,562
                                                             -----------
                                                               7,720,232
                                                             -----------
       Banks -- 6.97%
         Mitsubishi Tokyo Financial Group, Inc....       820  11,273,218
         Nordea Bank AB...........................   252,119   3,043,698
         Royal Bank of Scotland Group PLC.........   178,558   5,757,855
         Shinsei Bank, Ltd........................ 1,231,637   8,241,086
         Sumitomo Mitsui Financial Group, Inc.....     1,125  11,519,857
         UniCredito Italiano SpA.................. 1,212,800   9,252,081
         United Overseas Bank, Ltd................     3,387      32,009
                                                             -----------
                                                              49,119,804
                                                             -----------
       Broadcasting -- 2.01%
         British Sky Broadcasting Group PLC....... 1,421,202  14,127,899
                                                             -----------
       Chemical -- 1.97%
         Akzo Nobel NV............................     6,733     363,588
         BASF AG..................................   143,832  11,706,325
         Lonza Group AG...........................    26,050   1,778,891
                                                             -----------
                                                              13,848,804
                                                             -----------
       Commercial Services -- 1.43%
         Accenture, Ltd...........................       450      12,667
         Contax Participacoes SA..................   254,706     163,012
         Grupo Ferrovial SA.......................       661      52,309
         Securitas AB.............................   208,465   3,981,705
         Smiths Group PLC.........................   202,199   3,353,838
         Vinci SA.................................    27,727   2,547,705
                                                             -----------
                                                              10,111,236
                                                             -----------
       Conglomerates -- 3.94%
         Hutchison Whampoa, Ltd................... 1,136,341  10,349,721
         Siemens AG...............................   108,715   9,355,171
         Swire Pacific, Ltd.......................   854,781   8,074,719
                                                             -----------
                                                              27,779,611
                                                             -----------
       Drugs -- 6.28%
         Celesio AG...............................    27,485   2,633,972
         GlaxoSmithKline PLC......................   599,302  16,580,378
         Sanofi-Aventis...........................   152,028  14,326,697
         Shire PLC................................   115,281   1,692,055
         Takeda Pharmaceutical Co., Ltd...........   138,354   9,001,593
                                                             -----------
                                                              44,234,695
                                                             -----------
       Electronics/Electrical Equipment -- 5.77%
         BYD Co., Ltd.+...........................     7,000      13,590
         Compal Electronics, Inc..................    28,000      28,582
         Electrocomponents PLC....................   696,642   3,298,833
         Fanuc, Ltd...............................       335      29,919
         Gamesa Corp. Tecnologica SA..............   346,350   7,233,192
         Hitachi, Ltd.............................   379,898   2,582,317
         Koninklijke Philips Electronics NV.......   349,680  11,008,303
         Matsushita Electric Industrial Co., Ltd..     1,093      23,787
         NEC Corp.................................    82,487     497,138

                                                                    Value
                                                        Shares   (Note 3)(2)

   -------------------------------------------------------------------------
   Electronics/Electrical Equipment (continued)
     Pioneer Corp.....................................     1,587 $    26,384
     Samsung Electronics Co., Ltd.....................        70      45,032
     Samsung Electronics Co., Ltd. GDR+*..............       158      49,928
     Sony Corp........................................   203,478   9,181,752
     Venture Corp, Ltd................................   357,216   2,568,578
     Vestas Wind Systems A/S+.........................   156,735   4,044,573
                                                                 -----------
                                                                  40,631,908
                                                                 -----------
   Financial Services -- 2.95%
     Acom Co., Ltd....................................    62,013   3,679,660
     Amvescap PLC..................................... 1,100,919  10,676,571
     Hana Financial Group, Inc........................       400      18,061
     Kookmin Bank.....................................       160      12,950
     Mega Financial Holding Co., Ltd..................    35,000      24,939
     Nomura Holdings, Inc.............................   323,068   6,377,631
                                                                 -----------
                                                                  20,789,812
                                                                 -----------
   Foods -- 1.70%
     Compass Group PLC................................ 1,244,714   5,504,644
     Unilever NV......................................     1,230      27,836
     Unilever PLC.....................................   287,507   6,425,855
                                                                 -----------
                                                                  11,958,335
                                                                 -----------
   Freight -- 0.54%
     Deutsche Post AG.................................   139,820   3,791,641
                                                                 -----------
   Hardware & Tools -- 0.62%
     Makita Corp......................................   139,456   4,365,952
                                                                 -----------
   Healthcare -- 0.79%
     Boots Group PLC..................................   423,691   5,586,903
                                                                 -----------
   Household Products -- 0.28%
     Societe BIC SA...................................    28,995   1,941,475
                                                                 -----------
   Information Processing - Computer Services -- 0.00%
     Lite-On Technology Corp..........................    16,000      24,971
                                                                 -----------
   Information Processing - Services -- 0.91%
     Check Point Software Technologies, Ltd.+.........   332,010   6,414,433
                                                                 -----------
   Insurance -- 6.79%
     ACE, Ltd.........................................   235,533  12,193,543
     Aviva PLC........................................   348,546   4,837,067
     ING Groep NV.....................................   340,030  13,297,474
     Old Mutual PLC................................... 1,542,721   4,849,253
     Sompo Japan Insurance, Inc.......................   480,603   6,157,694
     XL Capital, Ltd., Class A........................   102,149   6,463,989
                                                                 -----------
                                                                  47,799,020
                                                                 -----------
   Leisure & Tourism -- 0.05%
     Shangri-La Asia, Ltd.............................   193,230     375,539
                                                                 -----------
   Metals -- 1.18%
     Alumina, Ltd.....................................   722,153   3,662,623
     Companhia Vale do Rio Doce ADR...................   120,016   4,681,824
                                                                 -----------
                                                                   8,344,447
                                                                 -----------
   Mining -- 0.82%
     China Shenhua Energy Co. Ltd..................... 3,377,938   5,790,297
                                                                 -----------
   Multimedia -- 1.43%
     Pearson PLC......................................   745,887  10,065,629
                                                                 -----------
   Oil & Gas -- 6.95%
     BP PLC...........................................   993,374  11,696,643
     BP PLC ADR.......................................       180      12,726
     Centrica PLC.....................................   998,538   5,201,480
     ENI SpA..........................................   305,764   9,237,507
     Gail India, Ltd. GDR+*...........................     1,179      35,960
     Repsol YPF SA....................................   309,123   8,624,368
     Royal Dutch Shell PLC, Class A...................   164,834   5,448,869

 38   FOREIGN VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED    May 31, 2006


                                                                 Value
                                                     Shares   (Note 3)(2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Oil & Gas (continued)
       Royal Dutch Shell PLC, Class B.............    252,971 $  8,711,903
                                                              ------------
                                                                48,969,456
                                                              ------------
     Paper/Forest Products -- 2.60%
       Holmen AB, Series B........................     44,154    1,799,185
       Stora Enso Oyj Class R (Finland)...........    446,338    6,240,803
       Stora Enso Oyj Class R (Sweden)............     83,071    1,160,900
       UPM-Kymmene Oyj............................    426,318    9,139,374
                                                              ------------
                                                                18,340,262
                                                              ------------
     Photography -- 1.00%
       Fuji Photo Film Co., Ltd...................    105,643    3,470,865
       Konica Minolta Holdings, Inc.+.............    293,332    3,557,132
                                                              ------------
                                                                 7,027,997
                                                              ------------
     Publishing -- 0.86%
       Reed Elsevier NV...........................    269,674    3,933,372
       Reed Elsevier PLC..........................    221,235    2,151,707
                                                              ------------
                                                                 6,085,079
                                                              ------------
     Railroads & Equipment -- 0.60%
       East Japan Railway Co......................        116      833,015
       MTR Corp...................................  1,395,780    3,376,429
                                                              ------------
                                                                 4,209,444
                                                              ------------
     Real Estate -- 3.40%
       Cheung Kong Holdings, Ltd..................  1,916,488   20,706,099
       Hang Lung Development Co...................  1,393,573    3,217,517
       IRSA Inversiones Y Representaciones SA+....      2,310       27,235
       United Overseas Land, Ltd..................        338          624
                                                              ------------
                                                                23,951,475
                                                              ------------
     Retail -- 0.98%
       Kingfisher PLC.............................    553,256    2,343,770
       Tesco PLC..................................      9,403       56,361
       William Morrison Supermarkets, PLC.........  1,227,610    4,494,408
                                                              ------------
                                                                 6,894,539
                                                              ------------
     Telecommunications -- 7.85%
       China Mobile, Ltd..........................    721,338    3,731,939
       China Telecom Corp., Ltd................... 11,481,823    3,716,134
       Chunghwa Telecom Co. Ltd ADR...............    378,960    7,764,890
       Eutelsat Communications+...................        500        7,708
       France Telecom SA..........................    397,745    8,900,008
       KT Corp. ADR...............................    176,477    3,891,318
       Mobile Telesystems ADR+....................     30,832      924,960
       Nippon Telegraph and Telephone Corp........        869    4,291,923
       Philippine Long Distance Telephone Co......        400       14,992
       Philippine Long Distance Telephone Co. ADR.        442       16,646
       Portugal Telecom SGPS SA...................      2,181       25,619
       Tele Norte Leste Participacoes SA ADR......    370,951    4,866,877
       Telefonica SA..............................    345,609    5,656,155
       Telenor ASA................................    335,008    4,232,606
       Vodafone Group PLC.........................  3,144,719    7,234,990
                                                              ------------
                                                                55,276,765
                                                              ------------
     Utilities - Communication -- 1.68%
       BCE, Inc...................................    364,217    8,778,903
       Telefonica SA ADR..........................        279       13,710
       Telefonos de Mexico SA de CV ADR...........    153,958    3,046,829
                                                              ------------
                                                                11,839,442
                                                              ------------
     Utilities - Electric -- 0.61%
       HongKong Electric Holdings, Ltd............    980,169    4,322,399
                                                              ------------
     Total Common Stock
        (Cost $541,510,332).......................             537,205,086
                                                              ------------
     PREFERRED STOCK -- 0.42%
     Insurance -- 0.42%
       XL Capital, Ltd., 6.50%
        (Cost $3,030,173)                             140,156    2,985,323
                                                              ------------

                                                            Shares/
                                                           Principal      Value
                                                            Amount     (Note 3)(2)

-----------------------------------------------------------------------------------
CORPORATE BONDS -- 0.44%
Financial Services -- 0.44%
  RepCon Lux SA:
   4.50% due 01/26/11*
   (Cost $3,102,248).................................... $  2,426,000  $  3,083,446
                                                                       ------------

FOREIGN BONDS & NOTES -- 0.24%
Government Agencies -- 0.24%
  Government of Canada:
   3.25% due 12/01/06...................................      178,000       160,823
  Kingdom of Thailand:
   Zero Coupon due 08/24/06.............................   24,402,000       631,922
   Zero Coupon due 01/04/07.............................   12,170,000       309,010
   Zero Coupon due 02/22/07.............................   11,185,000       283,043
  Kingdom of Sweden:
   Zero Coupon due 12/20/06.............................    1,225,000       167,332
  Republic of Singapore:
   1.75% due 02/01/07...................................      254,000       159,884
                                                                       ------------
Total Foreign Bonds & Notes
   (Cost $1,703,759)....................................                  1,712,014
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $549,346,512)..................................                544,985,869
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 21.96%
Time Deposit -- 14.97%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06...................................  105,427,000   105,427,000
                                                                       ------------
Government Obligations -- 6.99%
  United States Treasury Bills:
   3.13% due 08/10/06...................................      979,000       972,876
   4.19% due 06/15/06...................................    1,249,000     1,246,964
   4.24% due 06/22/06...................................    7,158,000     7,140,303
   4.29% due 06/29/06...................................    5,418,000     5,399,915
   4.32% due 07/06/06...................................    1,111,000     1,106,330
   4.43% due 07/27/06...................................    5,369,000     5,331,994
   4.50% due 08/10/06...................................    9,142,000     9,059,594
   4.60% due 09/07/06...................................    5,120,000     5,054,838
   4.61% due 09/14/06...................................    4,953,000     4,885,050
   4.63% due 09/28/06...................................      648,000       637,880
   4.64% due 09/21/06...................................    8,513,000     8,388,140
                                                                       ------------
                                                                         49,223,884
                                                                       ------------
Total Short-Term Investment Securities
   (Cost $154,658,408)..................................                154,650,884
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $704,004,920)(1)...............................        99.32%  699,636,753
Other assets less liabilities...........................         0.68%    4,760,787
                                                         ------------  ------------
NET ASSETS --                                                  100.00% $704,397,540
                                                         ============  ============

--------
ADR--American Depository Receipt
GDR--Global Depository Receipt
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $3,168,835 representing 0.45% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)See Note 6 for cost of investments on a tax basis.
(2)A substantial number of the Fund's holdings were valued using fair value procedures at May 31, 2006. At May 31, 2006, the aggregate value of these securities was $479,691,010 representing 68.1% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

 May 31, 2006     GLOBAL EQUITY FUND - PORTFOLIO PROFILE (Unaudited)       39

Industry Allocation*

                   Banks.............................  16.86%
                   Oil & Gas.........................  12.31%
                   Time Deposit......................  11.53%
                   Metals............................   6.63%
                   Telecommunications................   6.14%
                   Electronics/Electrical Equipment..   5.61%
                   Financial Services................   5.03%
                   Insurance.........................   4.19%
                   Drugs.............................   4.08%
                   Hospital Supplies.................   4.02%
                   Leisure & Tourism.................   2.82%
                   Commercial Services...............   2.34%
                   Utilities -- Electric.............   1.96%
                   Chemical..........................   1.76%
                   Mining............................   1.74%
                   Household Products................   1.73%
                   Retail............................   1.68%
                   Machinery.........................   1.64%
                   Conglomerates.....................   1.43%
                   Medical -- Biomedical/Gene........   1.42%
                   Semiconductors....................   1.37%
                   Aerospace/Defense.................   1.35%
                   Tobacco...........................   1.29%
                   Information Processing -- Software   1.18%
                   Appliances/Furnishings............   1.13%
                   Railroads & Equipment.............   1.03%
                   Information Processing -- Services   0.93%
                   Broadcasting......................   0.84%
                   Beverages.........................   0.78%
                   Building Materials................   0.69%
                   Savings & Loan....................   0.69%
                   Home Builders.....................   0.66%
                   Automotive........................   0.59%
                   Multimedia........................   0.54%
                                                      ------
                                                      107.99%
                                                      ======

Country Allocation*

                             United States.  56.32%
                             Japan.........  13.74%
                             United Kingdom   7.77%
                             Switzerland...   5.23%
                             France........   3.92%
                             Netherlands...   3.44%
                             Germany.......   3.34%
                             Canada........   2.77%
                             Korea.........   1.92%
                             Belgium.......   1.88%
                             Bermuda.......   1.36%
                             Australia.....   1.28%
                             Sweden........   1.28%
                             Italy.........   1.19%
                             Spain.........   0.77%
                             Singapore.....   0.54%
                             Hong Kong.....   0.45%
                             Ireland.......   0.45%
                             Norway........   0.34%
                                            ------
                                            107.99%
                                            ======

*  Calculated as a percentage of net assets.

 40         GLOBAL EQUITY FUND - SCHEDULE OF INVESTMENTS          May 31, 2006



                                                                  Value
                                                       Shares    (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 96.45%
    Aerospace/Defense -- 1.35%
      European Aeronautic Defense and Space Co.(2)(4).  64,078 $  2,282,939
      L-3 Communications Holdings, Inc................  44,858    3,272,840
                                                               ------------
                                                                  5,555,779
                                                               ------------
    Appliances/Furnishings -- 1.13%
      Whirlpool Corp..................................  51,640    4,643,469
                                                               ------------
    Automotive -- 0.59%
      Suzuki Motor Corp.(2)........................... 105,100    2,449,247
                                                               ------------
    Banks -- 16.86%
      ABN AMRO Holding NV(2).......................... 264,521    7,316,107
      Bank of America Corp............................ 130,569    6,319,540
      Bank of Ireland (UK)(2).........................  11,936      212,626
      Bank of Ireland(2)..............................  93,400    1,648,492
      Barclays PLC(2)................................. 261,531    3,029,265
      Credit Agricole SA(2)........................... 255,560    9,516,391
      Credit Suisse Group(2).......................... 121,415    7,010,481
      Julius Baer Holding AG(2).......................  27,263    2,405,617
      KBC Bankverzekeringsholding(2)..................  42,263    4,546,756
      Macquarie Bank, Ltd.(2)......................... 108,914    5,276,953
      Royal Bank of Scotland Group PLC(2)............. 261,589    8,435,306
      Societe Generale, Class A+(2)...................  28,495    4,383,241
      U.S. Bancorp.................................... 145,460    4,490,350
      UniCredito Italiano SpA(2)...................... 643,772    4,911,140
                                                               ------------
                                                                 69,502,265
                                                               ------------
    Beverages -- 0.78%
      InBev NV(2).....................................  66,692    3,206,775
                                                               ------------
    Broadcasting -- 0.84%
      British Sky Broadcasting Group PLC(2)........... 350,445    3,483,707
                                                               ------------
    Building Materials -- 0.69%
      Sherwin-Williams Co.............................  58,678    2,838,255
                                                               ------------
    Chemical -- 1.76%
      Asahi Kasei Corp.(2)............................ 197,000    1,273,117
      BASF AG(2)......................................  73,548    5,985,989
                                                               ------------
                                                                  7,259,106
                                                               ------------
    Commercial Services -- 2.34%
      Accenture, Ltd.................................. 198,768    5,595,319
      Dai Nippon Printing Co., Ltd.(2)................ 244,000    4,049,342
                                                               ------------
                                                                  9,644,661
                                                               ------------
    Conglomerates -- 1.43%
      Mitsubishi Corp.(2)............................. 275,100    5,883,899
                                                               ------------
    Drugs -- 4.08%
      Pfizer, Inc..................................... 421,555    9,973,991
      Roche Holding AG(2).............................  39,008    6,072,217
      Serono SA(2)....................................   1,172      743,172
      Watson Pharmaceuticals, Inc.+...................     540       13,678
                                                               ------------
                                                                 16,803,058
                                                               ------------
    Electronics/Electrical Equipment -- 5.61%
      Canon, Inc.(2)..................................  92,100    6,417,664
      Fanuc, Ltd.(2)..................................  66,300    5,921,183
      Matsushita Electric Industrial Co., Ltd.(2)..... 280,000    6,093,677
      SMC Corp.(2)....................................  33,600    4,711,884
                                                               ------------
                                                                 23,144,408
                                                               ------------
    Financial Services -- 5.03%
      Citigroup, Inc..................................  50,533    2,491,277
      Countrywide Financial Corp...................... 187,133    7,163,451
      Fannie Mae......................................  56,671    2,819,382
      Friedman Billings Ramsey Group, Inc., Class A...  79,600      836,596
      Lehman Brothers Holdings, Inc...................  77,618    5,170,135
      Takefuji Corp.(2)...............................  35,960    2,257,634
                                                               ------------
                                                                 20,738,475
                                                               ------------


                                                              Value
                                                   Shares    (Note 3)

        ---------------------------------------------------------------
        Home Builders -- 0.66%
          Barratt Developments PLC(2)............. 158,624 $  2,723,942
                                                           ------------
        Hospital Supplies -- 4.02%
          Cardinal Health, Inc....................  57,277    3,832,404
          Johnson & Johnson....................... 211,586   12,741,709
                                                           ------------
                                                             16,574,113
                                                           ------------
        Household Products -- 1.73%
          Reckitt Benckiser PLC(2)................ 193,572    7,113,619
                                                           ------------
        Information Processing - Services -- 0.93%
          Fair Issac & Co., Inc...................  26,870      955,766
          Google, Inc.+...........................   7,751    2,881,977
                                                           ------------
                                                              3,837,743
                                                           ------------
        Information Processing - Software -- 1.18%
          Autodesk, Inc.+.........................  43,789    1,593,482
          Microsoft Corp.......................... 145,046    3,285,292
                                                           ------------
                                                              4,878,774
                                                           ------------
        Insurance -- 4.19%
          ACE, Ltd................................  80,436    4,164,172
          Allianz AG(2)...........................  49,986    7,774,937
          Zurich Financial Services AG+(2)........  23,563    5,328,247
                                                           ------------
                                                             17,267,356
                                                           ------------
        Leisure & Tourism -- 2.82%
          McDonald's Corp.........................  49,620    1,645,895
          Royal Caribbean Cruises, Ltd............  61,097    2,326,574
          Sankyo Co., Ltd.(2).....................  71,000    4,686,732
          Sega Sammy Holdings, Inc.(2)............  73,700    2,953,305
                                                           ------------
                                                             11,612,506
                                                           ------------
        Machinery -- 1.64%
          Cummins, Inc............................  61,200    6,744,852
                                                           ------------
        Medical - Biomedical/Gene -- 1.42%
          Amgen, Inc.+............................  86,667    5,857,822
                                                           ------------
        Metals -- 6.62%
          Nucor Corp..............................  70,271    7,397,428
          Phelps Dodge Corp.......................  92,616    7,936,265
          Posco(2)................................  17,279    4,477,181
          Quanex Corp.............................  56,364    2,216,232
          SKF AB(2)............................... 331,866    5,258,451
                                                           ------------
                                                             27,285,557
                                                           ------------
        Mining -- 1.74%
          Teck Cominco, Ltd., Class B............. 112,576    7,164,392
                                                           ------------
        Multimedia -- 0.54%
          Vivendi Universal SA(2).................  62,571    2,244,585
                                                           ------------
        Oil & Gas -- 12.31%
          ChevronTexaco Corp......................  88,275    5,277,962
          Exxon Mobil Corp........................ 193,478   11,784,745
          Frontier Oil Corp.......................  95,319    5,337,864
          Marathon Oil Corp....................... 141,441   10,615,147
          Nippon Mining Holdings, Inc.(2)......... 520,000    4,597,008
          Norsk Hydro ASA(2)......................  49,450    1,393,414
          Tesoro Petroleum Corp...................  74,110    5,047,632
          Valero Energy Corp...................... 109,321    6,706,843
                                                           ------------
                                                             50,760,615
                                                           ------------
        Railroads & Equipment -- 1.03%
          Canadian National Railway Co............  96,019    4,249,593
                                                           ------------
        Retail -- 1.68%
          Marks & Spencer Group PLC(2)............ 307,498    3,122,565
          SUPERVALU, Inc.......................... 130,749    3,812,641
                                                           ------------
                                                              6,935,206
                                                           ------------

 May 31, 2006  GLOBAL EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED    41



                                                                    Value
                                                        Shares     (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Savings & Loan -- 0.69%
     Washington Mutual, Inc...........................    62,100 $  2,851,011
                                                                 ------------
   Semiconductors -- 1.37%
     Chartered Semiconductor Manufacturing, Ltd.+(2).. 2,329,000    2,217,475
     Hynix Semiconductor, Inc.+(2)....................   102,680    3,418,737
     Hynix Semiconductor, Inc. GDR+*..................       194        6,518
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR.     1,200       11,364
                                                                 ------------
                                                                    5,654,094
                                                                 ------------
   Telecommunications -- 6.14%
     China Netcom Group Corp. Hong Kong Ltd.(2)....... 1,127,000    1,836,770
     Cisco Systems, Inc.+.............................   561,562   11,051,540
     Embarq Corp.+....................................     7,253      302,251
     Royal KPN NV(2)..................................   400,496    4,595,032
     Sprint Corp......................................   162,178    3,439,795
     Vodafone Group PLC(2)............................ 1,773,620    4,080,531
                                                                 ------------
                                                                   25,305,919
                                                                 ------------
   Tobacco -- 1.29%
     Japan Tobacco, Inc.(2)...........................     1,496    5,337,339
                                                                 ------------
   Utilities - Electric -- 1.96%
     Iberdrola SA(2)..................................    98,626    3,166,219
     PG&E Corp........................................   123,817    4,913,059
                                                                 ------------
                                                                    8,079,278
                                                                 ------------
   Total Common Stock
      (Cost $401,797,400).............................            397,631,420
                                                                 ------------

                                                            Shares/
                                                           Principal      Value
                                                            Amount       (Note 3)

------------------------------------------------------------------------------------
EQUITY CERTIFICATES -- 0.01%
Metals -- 0.01%
  Usinas Siderurgicas de Minas Gerais S.A.
   (Cost $37,843)(1)....................................      54,008   $     34,103
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $401,835,243)..................................                397,665,523
                                                                       ------------
SHORT-TERM INVESTMENTS -- 11.53%
Time Deposit -- 11.53%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06
   (Cost $47,537,000)................................... $47,537,000     47,537,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $449,372,243)(3)...............................      107.99%   445,202,523
Liabilities in excess of other assets...................       (7.99)%  (32,927,757)
                                                         -----------   ------------
NET ASSETS --                                                 100.00%  $412,274,766
                                                         ===========   ============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $6,518 representing less than 0.01% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 3)
(2)Security was valued using fair value procedures at May 31, 2006. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 6 for cost of investments on a tax basis
(4)Illiquid security

           Open Forward Foreign Currency Contracts
           -------------------------------------------------------------
                                                               Gross
              Contract to                          Delivery  Unrealized
                Deliver          In Exchange For     Date   Appreciation
           -------------------------------------------------------------
             AUD      991,277     USD     754,263  6/02/06    $  9,147
            *AUD      130,100     USD      99,803  7/19/06       2,089
            *CAD        8,000     USD       7,280  7/19/06          17
           *CHF    10,281,100     USD   8,509,774  6/21/06      35,256
           *EUR     3,553,100     USD   4,582,172  6/21/06      16,323
            *GBP       30,100     USD      56,714  6/21/06         315
           *JPY 2,621,751,800     USD  23,619,099  8/16/06      15,795
            *NOK       43,700     USD       7,276  6/21/06          69
            *SEK   14,902,900     USD   2,075,798  6/21/06       7,678
            *USD      127,191     AUD     174,500  7/19/06       3,870
            *USD      118,695     CAD     135,000  7/19/06       3,862
            *USD       37,325     CHF      46,300  6/21/06         839
            *USD      459,073     EUR     374,600  6/21/06      22,300
            *USD      357,923     GBP     202,000  6/21/06      20,573
             USD      102,624     HKD     796,103  6/02/06           8
            *USD    1,043,234    JPY  115,959,500  8/16/06         735
             USD       52,310     NOK     317,891  6/02/06          51
            *USD    3,265,544    NOK   19,824,300  6/21/06       3,716
            *USD       38,618    SEK      294,300  6/21/06       2,223
             USD      199,095     SGD     314,172  6/02/06         266
                                                              --------
                                                              $145,132
                                                              ========

 42   GLOBAL EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED    May 31, 2006


            ----------------------------------------------------------------
                                                                   Gross
              Contract to           In Exchange        Delivery  Unrealized
                Deliver                 For              Date   Depreciation
            ----------------------------------------------------------------
            *AUD      47,500      USD      34,698      7/19/06   $    (977)
            *CAD     100,300      USD      89,206      7/19/06      (1,850)
            *CHF     155,800      USD     121,208      6/21/06      (7,215)
            *EUR     431,800      USD     535,823      6/21/06     (19,053)
            *GBP     663,100      USD   1,229,284      6/21/06     (13,194)
            *JPY  27,938,000      USD     248,585      8/16/06      (2,937)
            *NOK     193,600      USD      31,059      6/21/06        (868)
            *SEK     385,400      USD      50,111      6/21/06      (3,372)
            *USD   3,801,505      AUD   4,991,200      7/19/06     (52,787)
            *USD   5,056,596      CAD   5,550,400      7/19/06     (17,771)
            *USD      41,698      CHF      50,100      6/21/06        (402)
             USD   1,684,186      CHF   2,037,528      6/02/06      (8,154)
            *USD     100,494      EUR      77,800      6/21/06        (518)
             USD   3,883,912      EUR   3,012,886      6/02/06     (17,113)
            *USD 22,336,969       GBP  11,863,500      6/21/06    (107,834)
             USD   2,594,016      GBP   1,375,917      6/02/06     (16,640)
            *USD     133,314      JPY   14,598,300     8/16/06      (1,888)
             USD   4,689,181      JPY  525,000,683     6/02/06     (11,824)
             USD     299,673      SEK    2,157,044     6/02/06        (807)
                                                                 ---------
                                                                 $(285,204)
                                                                 ---------
            Net Unrealized Appreciation (Depreciation)           $(140,072)
                                                                 =========

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD--Australian Dollar
CAD--Canada Dollar
CHF--Swiss Franc
EUR--Euro Dollar
GBP--British Pound
HKD--Hong Kong Dollar
JPY--Japanese Yen
NOK--Norwegian Krone
SEK--Swedish Krona
SGD--Singapore Dollar
USD--United States Dollar

See Notes to Financial Statements

 May 31, 2006    GLOBAL STRATEGY FUND - PORTFOLIO PROFILE (Unaudited)      43

Industry Allocation*

            Government Agencies.............................  22.96%
            Time Deposit....................................  15.77%
            Electronics/Electrical Equipment................   5.94%
            Drugs...........................................   5.17%
            Oil & Gas.......................................   5.02%
            Banks...........................................   4.51%
            Insurance.......................................   4.43%
            Telecommunications..............................   3.63%
            Broadcasting....................................   3.60%
            Financial Services..............................   3.45%
            Commercial Services.............................   2.63%
            Multimedia......................................   1.89%
            Paper/Forest Products...........................   1.87%
            Foods...........................................   1.63%
            Utilities -- Communication......................   1.50%
            Publishing......................................   1.46%
            Automotive......................................   1.36%
            Conglomerates...................................   1.17%
            Aerospace/Defense...............................   1.15%
            Chemical........................................   1.11%
            Leisure & Tourism...............................   1.07%
            Real Estate.....................................   1.02%
            Freight.........................................   0.95%
            Water Services..................................   0.84%
            Utilities -- Electric...........................   0.77%
            Retail..........................................   0.72%
            Information Processing -- Software..............   0.69%
            Photography.....................................   0.64%
            Information Processing -- Services..............   0.60%
            Medical Technology..............................   0.56%
            Healthcare......................................   0.44%
            Hospital Management.............................   0.41%
            Metals..........................................   0.37%
            Manufacturing...................................   0.36%
            Information Processing -- Hardware..............   0.33%
            Foreign Government Agencies.....................   0.05%
            Information Processing -- Computer Services.....   0.01%
                                                             ------
                                                             100.08%
                                                             ======

Country Allocation*

            United States...................................  38.78%
            United Kingdom..................................  12.15%
            Japan...........................................   5.20%
            France..........................................   4.31%
            Sweden..........................................   4.11%
            Netherlands.....................................   3.85%
            Germany.........................................   3.03%
            Norway..........................................   2.87%
            Singapore.......................................   2.62%
            Spain...........................................   2.38%
            Finland.........................................   2.20%
            Thailand........................................   1.83%
            New Zealand.....................................   1.80%
            Slovakia........................................   1.76%
            Canada..........................................   1.72%
            Austria.........................................   1.61%
            Hong Kong.......................................   1.53%
            Italy...........................................   1.43%
            Belgium.........................................   1.11%
            Switzerland.....................................   0.98%
            Argentina.......................................   0.86%
            Denmark.........................................   0.73%
            Peru............................................   0.68%
            Luxembourg......................................   0.61%
            Australia.......................................   0.60%
            Bermuda.........................................   0.60%
            Cayman Islands..................................   0.33%
            Philippines.....................................   0.21%
            South Korea.....................................   0.09%
            Indonesia.......................................   0.03%
            Poland..........................................   0.03%
            Malaysia........................................   0.02%
            Egypt...........................................   0.01%
            Taiwan..........................................   0.01%
                                                             ------
                                                             100.08%
                                                             ======

*  Calculated as a percentage of net assets.

 44        GLOBAL STRATEGY FUND - SCHEDULE OF INVESTMENTS         May 31, 2006


                                                               Value
                                                     Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 61.30%
        Aerospace/Defense -- 1.15%
          BAE Systems PLC(2)........................ 378,499 $ 2,704,254
          Rolls Royce Group PLC+(2)................. 263,239   2,033,432
                                                             -----------
                                                               4,737,686
                                                             -----------
        Automotive -- 1.36%
          Bayerische Motoren Werke AG(2)............  55,255   2,842,971
          Rolls Royce Group PLC..................... 183,996         359
          Valeo SA(2)...............................  72,301   2,770,390
                                                             -----------
                                                               5,613,720
                                                             -----------
        Banks -- 4.51%
          Banco Santander Central Hispano SA(2)..... 252,614   3,645,353
          DBS Group Holdings, Ltd.(2)............... 269,397   2,967,452
          HSBC Holdings, PLC(2)..................... 163,853   2,867,126
          Kookmin Bank ADR..........................  33,378   2,686,261
          Mitsubishi Tokyo Financial Group, Inc.(2).     116   1,594,748
          Nordea Bank AB(2)......................... 272,555   3,290,390
          Sumitomo Mitsui Financial Group, Inc.(2)..     155   1,587,180
                                                             -----------
                                                              18,638,510
                                                             -----------
        Broadcasting -- 3.60%
          British Sky Broadcasting Group PLC(2)..... 443,808   4,411,811
          Comcast Corp., Special Class A+........... 152,487   4,879,584
          DIRECTTV Group Inc.+...................... 317,226   5,570,488
                                                             -----------
                                                              14,861,883
                                                             -----------
        Chemical -- 1.11%
          Akzo Nobel NV(2)..........................  36,080   1,948,351
          Dow Chemical Co...........................  66,218   2,640,111
                                                             -----------
                                                               4,588,462
                                                             -----------
        Commercial Services -- 2.63%
          BearingPoint, Inc.+....................... 232,479   1,866,806
          Group 4 Securicor PLC(2).................. 855,503   2,795,288
          Rentokil Initial PLC(2)................... 818,313   2,219,395
          Securitas AB(2)...........................  70,878   1,353,778
          Smiths Group PLC(2)....................... 157,970   2,620,220
                                                             -----------
                                                              10,855,487
                                                             -----------
        Conglomerates -- 1.17%
          Swire Pacific, Ltd.(2).................... 220,766   2,085,474
          Tyco International, Ltd................... 101,165   2,742,583
                                                             -----------
                                                               4,828,057
                                                             -----------
        Drugs -- 5.17%
          Abbott Laboratories.......................  66,899   2,856,587
          Bristol-Myers Squibb Co................... 123,270   3,026,279
          GlaxoSmithKline PLC(2).................... 164,866   4,561,207
          Pfizer, Inc............................... 160,259   3,791,728
          Sanofi-Aventis(2).........................  42,982   4,050,504
          Takeda Pharmaceutical Co., Ltd.(2)........  47,679   3,102,093
                                                             -----------
                                                              21,388,398
                                                             -----------
        Electronics/Electrical Equipment -- 5.94%
          Gamesa Corp. Tecnologica SA(2)............ 172,747   3,607,658
          Hitachi, Ltd.(2).......................... 477,911   3,248,550
          Koninklijke Philips Electronics NV(2)..... 120,676   3,799,010
          Mabuchi Motor Co., Ltd.(2)................  42,306   2,486,967
          National Grid PLC(2)...................... 209,043   2,371,291
          NEC Corp.(2).............................. 180,531   1,088,037
          Samsung Electronics Co., Ltd.(2)..........     124      79,771
          Sony Corp. ADR............................  77,607   3,505,508
          Venture Corp, Ltd.(2)..................... 193,962   1,394,693
          Vestas Wind Systems A/S+(2)............... 115,838   2,989,219
                                                             -----------
                                                              24,570,704
                                                             -----------
        Financial Services -- 3.45%
          Amvescap PLC(2)........................... 328,799   3,188,650
          Fannie Mae................................  28,566   1,421,158

                                                                  Value
                                                        Shares   (Note 3)

    -----------------------------------------------------------------------
    Financial Services (continued)
      H & R Block, Inc................................. 104,215 $ 2,370,891
      JPMorgan Chase & Co..............................  87,804   3,743,963
      Morgan Stanley...................................  17,513   1,044,125
      Nomura Holdings, Inc.(2)......................... 126,706   2,501,282
                                                                -----------
                                                                 14,270,069
                                                                -----------
    Foods -- 1.63%
      Compass Group PLC(2)............................. 857,950   3,794,213
      Unilever PLC(2).................................. 131,065   2,929,336
                                                                -----------
                                                                  6,723,549
                                                                -----------
    Freight -- 0.95%
      Deutsche Post AG(2).............................. 144,737   3,924,981
                                                                -----------
    Healthcare -- 0.44%
      Boots Group PLC(2)............................... 139,096   1,834,157
                                                                -----------
    Hospital Management -- 0.41%
      Tenet Healthcare Corp.+.......................... 213,537   1,691,213
                                                                -----------
    Information Processing - Computer Services -- 0.01%
      Lite-On Technology Corp.(2)......................  15,000      23,410
                                                                -----------
    Information Processing - Hardware -- 0.33%
      Seagate Technology+..............................  57,986   1,353,973
                                                                -----------
    Information Processing - Services -- 0.60%
      Check Point Software Technologies, Ltd.+.........  50,789     981,244
      Synopsys, Inc.+..................................  72,621   1,483,647
                                                                -----------
                                                                  2,464,891
                                                                -----------
    Information Processing - Software -- 0.69%
      Microsoft Corp................................... 126,124   2,856,709
                                                                -----------
    Insurance -- 4.43%
      ACE, Ltd.........................................  57,657   2,984,903
      AXA(2)........................................... 119,489   4,150,329
      ING Groep NV(2).................................. 119,487   4,672,750
      Swiss Re(2)......................................  57,362   4,028,508
      XL Capital, Ltd., Class A........................  39,000   2,467,920
                                                                -----------
                                                                 18,304,410
                                                                -----------
    Leisure & Tourism -- 1.07%
      Mattel, Inc......................................  74,331   1,249,504
      Nintendo Co., Ltd.(2)............................  18,724   3,186,210
                                                                -----------
                                                                  4,435,714
                                                                -----------
    Manufacturing -- 0.36%
      Siemens AG ADR...................................  17,390   1,496,931
                                                                -----------
    Medical Technology -- 0.56%
      Boston Scientific Corp.+......................... 111,251   2,300,671
                                                                -----------
    Metals -- 0.37%
      Companhia Vale do Rio Doce SP ADR................  39,820   1,553,378
                                                                -----------
    Multimedia -- 1.89%
      News Corp., Class A.............................. 206,437   3,936,754
      Pearson PLC(2)................................... 206,609   2,788,156
      Time Warner, Inc.................................  62,866   1,081,924
                                                                -----------
                                                                  7,806,834
                                                                -----------
    Oil & Gas -- 5.02%
      BP PLC(2)........................................ 282,105   3,321,691
      Centrica PLC(2).................................. 272,288   1,418,374
      El Paso Corp..................................... 344,616   5,365,671
      ENI SpA(2)....................................... 127,040   3,838,035
      Repsol YPF SA(2).................................  92,012   2,567,086
      Royal Dutch Shell PLC, Class B(2)................ 123,176   4,241,978
                                                                -----------
                                                                 20,752,835
                                                                -----------
    Paper/Forest Products -- 1.87%
      Stora Enso Oyj(2)................................ 293,983   4,110,539
      UPM-Kymmene Oyj.................................. 168,687   3,616,300
                                                                -----------
                                                                  7,726,839
                                                                -----------

 May 31, 2006 GLOBAL STRATEGY FUND - SCHEDULE OF INVESTMENTS - CONTINUED   45


                                                   Shares/
                                                  Principal
                                                    Amount
                                                 (Denominated
                                                   in Local      Value
                                                  Currency)     (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Photography -- 0.64%
        Fuji Photo Film Co., Ltd.(2)........          80,707  $  2,651,601
                                                              ------------
      Publishing -- 1.46%
        R. R. Donnelley & Sons Co...........          58,764     1,891,026
        Reed Elsevier NV(2).................         284,434     4,148,656
                                                              ------------
                                                                 6,039,682
                                                              ------------
      Real Estate -- 1.02%
        Cheung Kong Holdings, Ltd.(2).......         390,324     4,217,135
                                                              ------------
      Retail -- 0.72%
        Target Corp.........................          60,653     2,967,145
                                                              ------------
      Telecommunications -- 3.63%
        Avaya, Inc.+........................         206,631     2,440,312
        Chunghwa Telecom Co. Ltd ADR........          80,063     1,640,491
        France Telecom SA...................         153,242     3,538,358
        SK Telecom Co., Ltd. ADR............           1,450        37,845
        Telenor ASA(2)......................         241,162     3,046,923
        Vodafone Group PLC ADR..............         186,912     4,298,976
                                                              ------------
                                                                15,002,905
                                                              ------------
      Utilities - Communication -- 1.50%
        Telefonica SA ADR...................          56,803     2,791,299
        Telefonos de Mexico SA de CV ADR....         172,207     3,407,977
                                                              ------------
                                                                 6,199,276
                                                              ------------
      Utilities - Electric -- 0.77%
        E. ON AG(2).........................          27,599     3,184,195
                                                              ------------
      Water Services -- 0.84%
        Suez SA(2)..........................          90,648     3,483,961
                                                              ------------
      Total Common Stock
         (Cost $255,023,979)................                   253,349,371
                                                              ------------
      UNITED STATES GOVERNMENT BOND -- 1.01%
      Government Agencies -- 1.01%
        Federal National Mtg. Assoc.
         2.13% due 10/09/07
         (Cost $4,166,323).................. JPY 460,000,000     4,171,738
                                                              ------------
      FOREIGN BONDS -- 21.95%
      Government Agencies -- 21.95%
        Egypt Treasury Bill:
         Zero Coupon due 02/20/07........... EGP     250,000        40,777
         Zero Coupon due 03/06/07........... EGP      75,000        12,194
         Zero Coupon due 03/27/07........... EGP      50,000         8,089
        European Investment Bank:
         2.13% due 09/20/07................. JPY 279,000,000     2,527,406
         3.00% due 09/20/06................. JPY   2,000,000        17,908
        Federal Republic of Germany:
         5.00% due 07/04/11................. EUR     780,000     1,058,300
        Government of Canada:
         Zero Coupon due 02/22/07........... CAD       5,000         4,402
         3.25% due 12/01/06................. CAD     175,000       158,112
         4.50% due 09/01/07................. CAD   2,238,000     2,038,398
         6.00% due 06/01/08................. CAD   1,237,000     1,162,027
         6.00% due 06/01/11................. CAD   3,833,000     3,733,304
         7.00% due 12/01/06................. CAD      10,000         9,201
        Government of France:
         4.00% due 10/25/09................. EUR   2,568,000     3,334,899
        Government of Malaysia:
         3.14% due 12/17/07................. MYR     300,000        81,548
        Government of New Zealand:
         7.00% due 07/15/09................. NZD  11,365,000     7,418,397
        Government of Poland:
         5.75% due 09/23/22................. PLN      15,000         5,014
         8.50% due 11/12/06................. PLN     150,000        49,696
         8.50% due 05/12/07................. PLN     245,000        82,784
        Government of Singapore:
         4.00% due 03/01/07................. SGD   9,961,000     6,374,050

                                                Principal
                                                  Amount
                                               (Denominated
                                                 in Local       Value
                                                Currency)      (Note 3)

      -------------------------------------------------------------------
      Government Agencies (continued)
        Inter American Development Bank:
         9.00% due 01/04/07............... ISK     3,000,000 $     40,504
        Kingdom of Belgium:
         5.00% due 09/28/12............... EUR       984,000    1,343,242
         7.50% due 07/29/08............... EUR     2,346,000    3,255,627
        Kingdom of Netherlands:
         5.00% due 07/15/12............... EUR       984,000    1,342,096
        Kingdom of Norway:
         6.75% due 01/15/07............... NOK    52,493,000    8,813,863
        Kingdom of Sweden:
         Zero Coupon due 09/20/06......... SEK     3,660,000      503,007
         5.50% due 10/08/12............... SEK    27,480,000    4,179,028
         8.00% due 08/15/07............... SEK    52,065,000    7,641,194
        Kingdom of Thailand:
         Zero Coupon due 07/27/06......... THB     1,399,000       36,372
         Zero Coupon due 09/07/06......... THB     1,734,000       44,817
         Zero Coupon due 10/05/06......... THB    13,543,000      348,547
         Zero Coupon due 10/12/06......... THB    22,610,000      581,268
         Zero Coupon due 02/22/07......... THB    81,315,000    2,057,720
         Zero Coupon due 03/08/07......... THB    22,028,000      556,163
         Zero Coupon due 05/03/07......... THB    80,591,000    2,019,342
         8.00% due 12/08/06............... THB    89,405,000    2,376,591
        Kreditanstalt Fur Wiederaufbau:
         8.25% due 09/20/07............... ISK       700,000        9,358
        Queensland Treasury Corp.:
         6.00% due 07/14/09............... AUD       167,000      126,388
         6.00% due 08/14/13............... AUD     1,567,000    1,190,573
         6.00% due 10/14/15............... AUD       120,000       91,271
        Republic of Argentina:
         4.89% due 08/03/12(3)............ USD     4,328,000    3,548,960
        Republic of Austria:
         5.00% due 07/15/12*.............. EUR     2,686,000    3,661,566
         6.25% due 07/15/27............... EUR        50,000       81,572
         9.00% due 09/15/06............... EUR   209,800,000    2,886,904
        Republic of Finland:
         2.75% due 07/04/06............... EUR        45,000       57,665
         3.00% due 07/04/08............... EUR     1,035,000    1,316,086
        Republic of Indonesia:
         10.00% due 10/15/11.............. IDR 1,200,000,000      120,584
        Republic of Italy:
         5.00% due 02/01/12............... EUR     1,012,000    1,371,386
         7.75% due 11/01/06............... EUR       545,000      711,533
        Republic of Peru:
         7.35% due 07/21/25............... USD     2,900,000    2,824,600
        Republic of Philippines:
         9.00% due 02/15/13............... USD       797,000      872,715
         9.50% due 02/02/30............... USD        10,000       11,525
        Republic of Slovakia:
         Zero Coupon due 01/14/07......... SKK   101,500,000    3,354,960
         4.80% due 04/14/09............... SKK       800,000       27,245
         4.90% due 02/11/14............... SKK   109,900,000    3,788,463
         4.95% due 03/05/08............... SKK       700,000       23,873
         5.30% due 05/12/19............... SKK     2,200,000       78,861
        Republic of South Korea:
         3.75% due 09/10/07............... KRW   115,000,000      120,307
         4.25% due 09/10/08............... KRW   150,000,000      157,028
        South Wales Treasury Corp.:
         8.00% due 03/01/08............... AUD     1,359,000    1,057,468
                                                             ------------
      Total Foreign Bonds
         (Cost $90,302,534)...............                     90,746,778
                                                             ------------
      Total Long-Term Investments
         (Cost $349,492,836)..............                    348,267,887
                                                             ------------
      SHORT-TERM INVESTMENTS -- 15.82%
      Foreign Government Agencies -- 0.05%
        Government of Singapore:
         2.83% due 11/30/06............... SGD       150,000       93,752

 46  GLOBAL STRATEGY FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                          Principal
                                                            Amount
                                                         (Denominated
                                                           in Local       Value
                                                          Currency)      (Note 3)
------------------------------------------------------------------------------------
  Kingdom of Denmark:
   2.73% due 11/01/06.............................. DKK      115,000   $     19,518
  Kingdom of Thailand:
   4.19% due 12/07/06.............................. THB    3,700,000         94,649
                                                                       ------------
                                                                            207,919
                                                                       ------------
Time Deposit -- 15.77%
  Euro Time Deposit with State Street Bank & Trust
   Co.:
   3.90% due 06/01/06..............................      $65,162,000   $ 65,162,000
                                                                       ------------
Total Short-Term Investments
   (Cost $65,355,941)..............................                      65,369,919
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $414,848,777)(1)..........................           100.08%   413,637,806
Liabilities in excess of other assets..............            (0.08)%     (318,421)
                                                         -----------   ------------
NET ASSETS --                                                 100.00%  $413,319,385
                                                         ===========   ============

--------
ADRAmerican Depository Receipt
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $3,661,566 representing 0.89% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)See Note 6 for cost of investment on a tax basis.
(2)Security was valued using fair value procedures at May 31, 2006. See note 3 regarding fair value pricing procedures for foreign equity securities.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.

           Open Forward Currency Contracts
           ------------------------------------------------------------------
                                                                   Gross
                                                                 Unrealized
              Contract to           In Exchange       Delivery  Appreciation
                Deliver                 For             Date   (Depreciation)
           ------------------------------------------------------------------
            *KRW 265,000,000      USD     271,308     7/13/06     $(8,907)
           *USD      271,516      KRW 265,000,000     7/13/06       8,699
                                                                  -------
           Net Unrealized Appreciation (Depreciation)             $  (208)
                                                                  =======

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD--AustralianDollar
CAD--CanadianDollar
DKK--DanishKrone
EGP--EgyptianPound
EUR--EuroDollar
IDR--IndonesianRupiah
ISK--IcelandKrona
JPY--JapaneseYen
KRW--SouthKorean Won
MYR--Malaysian Ringgit
NOK--NorwegianKrone
NZD--NewZealand Dollar
PLN--PolishZloty
SEK--SwedishKrona
SGD--SingaporeDollar
SKK--SlovakianKoruna
THB--ThailandBaht
USD--UnitedStates Dollar

See Notes to Financial Statements

 May 31, 2006 GOVERNMENT SECURITIES FUND - PORTFOLIO PROFILE (Unaudited)   47


                  Industry Allocation*

                  Government Agencies................  61.19%
                  Government Obligations.............  32.03%
                  Collective Investment Pool.........  15.66%
                  Banks..............................   3.35%
                  Repurchase Agreement...............   2.07%
                  Financial Services.................   0.44%
                                                      ------
                                                      114.74%
                                                      ======

                  Credit Quality+#

                  Government -- Agency...............  60.72%
                  Government -- Treasury.............  33.26%
                  AAA................................   0.46%
                  AA.................................   2.12%
                  A..................................   3.44%
                                                      ------
                                                      100.00%
                                                      ======

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors.
# Calculated as percentage of total debt issues, excluding short term securities.

 48     GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS      May 31, 2006


                                                  Principal    Value
                                                   Amount     (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS -- 3.79%
         Banks -- 3.35%
           American Express Centurion Bank:
            5.24% due 11/16/09(1)................ $2,000,000 $2,010,841
           Suntrust Bank:
            5.20% due 01/17/17...................  2,000,000  1,879,136
                                                             ----------
                                                              3,889,977
                                                             ----------
         Financial Services -- 0.44%
           General Electric Capital Corp.:
            6.00% due 06/15/12...................    500,000    507,995
                                                             ----------
         Total Corporate Bonds
            (Cost $7,852,994)....................             4,397,972
                                                             ----------
         UNITED STATES GOVERNMENT BONDS -- 93.22%
         Government Agencies -- 61.19%
           Federal Home Loan Bank:
            3.50% due 05/15/07...................  4,340,000  4,265,873
            3.88% due 12/20/06...................  4,850,000  4,810,647
            3.90% due 02/25/08...................  1,415,000  1,381,817
            4.25% due 09/12/08#..................  3,840,000  3,752,122
            4.50% due 09/08/08#..................  4,900,000  4,814,235
           Federal Home Loan Mtg. Corp.:
            3.63% due 02/15/07...................  3,396,000  3,355,306
            4.35% due 06/02/08...................  4,855,000  4,755,822
            4.45% due 03/06/08...................  4,770,000  4,695,989
            4.50% due 09/01/19...................  1,647,766  1,560,750
            5.00% due 10/01/34...................    782,038    735,287
            5.05% due 02/14/08...................  3,585,000  3,564,641
            5.13% due 04/18/11...................  3,120,000  3,084,045
            6.00% due 11/01/33...................  1,075,091  1,065,987
            6.50% due 02/01/32...................    463,040    469,849
            6.75% due 03/15/31#..................  1,009,000  1,161,270
            6.88% due 09/15/10#..................  4,186,000  4,423,756
            7.50% due 09/01/16...................    112,370    117,285
            8.00% due 02/01/30...................     11,009     11,680
            8.00% due 08/01/30...................      2,721      2,887
            8.00% due 06/01/31...................      9,945     10,552
            8.25% due 04/01/17...................         83         87
           Federal National Mtg. Assoc.:
            3.88% due 02/01/08...................  3,200,000  3,126,342
            4.75% due 12/15/10#..................  1,588,000  1,547,703
            5.00% due 02/01/19...................  1,000,431    969,031
            5.25% due 08/01/12#..................  2,425,000  2,379,609
            5.40% due 11/30/07...................  2,630,000  2,626,355
            5.50% due 12/01/33...................    529,199    511,624
            5.50% due 10/01/34...................    810,643    782,783
            6.00% due 05/15/11#..................  4,856,000  4,979,411
            6.00% due 06/01/35...................    431,156    426,196
            6.50% due 02/01/17...................    163,306    166,215
            6.50% due 08/01/31...................    305,173    308,887
            6.50% due 07/01/32...................    926,983    937,747
            7.00% due 09/01/31...................    195,415    200,548
            7.50% due 03/01/32...................    106,719    110,700
            11.50% due 09/01/19..................        706        767
            12.00% due 01/15/16..................        276        307
            12.50% due 09/01/15..................        487        533
            13.00% due 11/01/15..................      1,742      1,914
            14.50% due 11/15/14..................        420        470
           Government National Mtg. Assoc.:
            6.00% due 01/15/32...................    231,668    231,075
            6.50% due 08/15/31...................    360,469    367,464
            7.50% due 02/15/29...................     13,669     14,326
            7.50% due 07/15/30...................      1,295      1,357
            7.50% due 01/15/31...................     15,503     16,237

                                              Principal      Value
                                               Amount       (Note 3)

        ---------------------------------------------------------------
        Government Agencies (continued)
           7.50% due 02/15/31.............. $    12,573   $     13,168
         Tennessee Valley Auth.:
           4.75% due 08/01/13..............   3,400,000      3,269,056
                                                          ------------
                                                            71,029,712
                                                          ------------
        Government Obligations -- 32.03%
         United States Treasury Bonds:
           2.38% due 01/15/25 TIPS#(2).....   2,098,364      2,062,052
           4.50% due 02/15/36#.............   1,243,000      1,110,543
           6.63% due 02/15/27#.............     310,000        359,261
           7.25% due 05/15/16#.............   2,800,000      3,247,127
           7.25% due 08/15/22#.............   4,065,000      4,891,654
         United States Treasury Bonds
           Strip:
           Zero Coupon due 08/15/24........   2,040,000        766,459
         United States Treasury Notes:
           0.88% due 04/15/10 TIPS#(2).....   2,094,177      1,986,524
           2.00% due 01/15/14 TIPS#(2).....   1,551,422      1,506,516
           4.00% due 02/15/14#.............   4,100,000      3,811,880
           4.00% due 02/15/15#.............   5,182,000      4,778,167
           4.13% due 05/15/15#.............   6,800,000      6,316,826
           4.25% due 08/15/13#.............   3,910,000      3,712,514
           4.88% due 02/15/12#.............   2,650,000      2,628,469
                                                          ------------
                                                            37,177,992
                                                          ------------
        Total United States Government
         Bonds
           (Cost $108,408,296).............                108,207,704
                                                          ------------
        Total Long-Term Investment
         Securities
           (Cost $116,261,290).............                112,605,676
                                                          ------------
        SHORT-TERM INVESTMENT SECURITIES
         -- 15.66%
        Collective Investment Pool --
         15.66%
         Securities Lending Quality
           Trust(3)
           (Cost $18,179,400)..............  18,179,400     18,179,400
                                                          ------------
        REPURCHASE AGREEMENT -- 2.07%
         Agreement with State Street
           Bank & Trust Co., bearing
           interest at 4.59%, dated
           05/31/06, to be repurchased
           06/01/06 in the amount of
           $2,407,307 and collateralized
           by Federal National Mtg. Assoc.
           Notes, bearing interest at
           3.25%, due 08/15/08 and having
           an approximate value of
           $2,483,738
           (Cost $2,407,000)...............   2,407,000      2,407,000
                                                          ------------
        TOTAL INVESTMENTS
           (Cost $136,847,690)(4)..........      114.74%   133,192,076
        Liabilities in excess of other
         assets............................      (14.74)%  (17,108,203)
                                            -----------   ------------
        NET ASSETS --                            100.00%  $116,083,873
                                            ===========   ============

--------
TIPS--Treasury Inflation Protected Security
#  The security or a portion thereof is out on loan (see Note 3).
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(2) Principal amount of security adjusted for inflation.
(3) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2006    GROWTH & INCOME FUND - PORTFOLIO PROFILE (Unaudited)      49

Industry Allocation*

                   Financial Services................  11.42%
                   Oil & Gas.........................  10.26%
                   Telecommunications................   7.58%
                   Insurance.........................   7.25%
                   Conglomerates.....................   6.04%
                   Aerospace/Defense.................   4.78%
                   Multimedia........................   4.26%
                   Banks.............................   4.14%
                   Repurchase Agreement..............   4.10%
                   Collective Investment Pool........   4.06%
                   Drugs.............................   4.04%
                   Retail............................   3.59%
                   Hospital Supplies.................   3.52%
                   Semiconductors....................   3.21%
                   Information Processing -- Hardware   2.60%
                   Medical -- Biomedical/Gene........   2.23%
                   Beverages.........................   2.08%
                   Apparel & Products................   2.03%
                   Utilities -- Electric.............   2.00%
                   Household Products................   1.94%
                   Utilities -- Communication........   1.88%
                   Information Processing -- Software   1.74%
                   Information Processing -- Services   1.54%
                   Tobacco...........................   1.52%
                   Foods.............................   1.47%
                   Freight...........................   1.42%
                   Broadcasting......................   1.23%
                   Metals............................   1.12%
                   Chemical..........................   0.99%
                                                      ------
                                                      104.04%
                                                      ======

*  Calculated as a percentage of net assets.

 50        GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS         May 31, 2006


                                                              Value
                                                   Shares    (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.88%
        Aerospace/Defense -- 4.78%
          Boeing Co...............................  25,700 $  2,139,525
          L-3 Communications Holdings, Inc........  32,100    2,342,016
          United Technologies Corp................  39,100    2,444,532
                                                           ------------
                                                              6,926,073
                                                           ------------
        Apparel & Products -- 2.03%
          Nike, Inc., Class B.....................  36,700    2,947,377
                                                           ------------
        Banks -- 4.14%
          Bank of America Corp....................  68,300    3,305,720
          Wells Fargo & Co........................  40,600    2,694,622
                                                           ------------
                                                              6,000,342
                                                           ------------
        Beverages -- 2.08%
          PepsiCo, Inc............................  49,800    3,010,908
                                                           ------------
        Broadcasting -- 1.23%
          Comcast Corp., Class A+#................  55,600    1,786,428
                                                           ------------
        Chemical -- 0.99%
          Dow Chemical Co.........................  36,000    1,435,320
                                                           ------------
        Conglomerates -- 6.04%
          3M Co...................................  26,100    2,183,526
          General Electric Co..................... 130,200    4,460,652
          ITT Industries, Inc.....................  40,300    2,101,645
                                                           ------------
                                                              8,745,823
                                                           ------------
        Drugs -- 4.04%
          Abbott Laboratories.....................  36,800    1,571,360
          Pfizer, Inc.............................  87,800    2,077,348
          Wyeth...................................  48,200    2,204,668
                                                           ------------
                                                              5,853,376
                                                           ------------
        Financial Services -- 11.42%
          American Express Co.....................  52,700    2,864,772
          Capital One Financial Corp..............  26,900    2,226,513
          Citigroup, Inc..........................  87,600    4,318,680
          Goldman Sachs Group, Inc................  12,100    1,826,495
          JPMorgan Chase & Co.....................  57,600    2,456,064
          Merrill Lynch & Co., Inc................  39,400    2,852,954
                                                           ------------
                                                             16,545,478
                                                           ------------
        Foods -- 1.47%
          General Mills, Inc......................  41,100    2,132,679
                                                           ------------
        Freight -- 1.42%
          United Parcel Service, Inc..............  25,600    2,062,080
                                                           ------------
        Hospital Supplies -- 3.52%
          Johnson & Johnson.......................  51,300    3,089,286
          Medtronic, Inc..........................  39,800    2,009,502
                                                           ------------
                                                              5,098,788
                                                           ------------
        Household Products -- 1.94%
          Procter & Gamble Co.....................  51,800    2,810,150
                                                           ------------
        Information Processing - Hardware -- 2.60%
          Hewlett-Packard Co......................  51,700    1,674,046
          International Business Machines Corp....  26,200    2,093,380
          Seagate Technology, Inc.+(3)(5)(6)......  10,000            0
                                                           ------------
                                                              3,767,426
                                                           ------------
        Information Processing - Services -- 1.54%
          Yahoo!, Inc.+...........................  70,700    2,233,413
                                                           ------------
        Information Processing - Software -- 1.74%
          Microsoft Corp.......................... 111,100    2,516,415
                                                           ------------
        Insurance -- 7.25%
          Allstate Corp...........................  41,700    2,293,917
          Chubb Corp.#............................  47,000    2,374,910
          MetLife, Inc............................  42,400    2,182,328

                                                      Shares/
                                                     Principal      Value
                                                      Amount       (Note 3)

 -----------------------------------------------------------------------------
 Insurance (continued)
   UnitedHealth Group, Inc.........................     49,900   $  2,193,604
   WellPoint, Inc.+................................     20,300      1,453,074
                                                                 ------------
                                                                   10,497,833
                                                                 ------------
 Medical - Biomedical/Gene -- 2.23%
   Amgen, Inc.+....................................     29,200      1,973,628
   Genzyme Corp.+..................................     21,100      1,255,450
                                                                 ------------
                                                                    3,229,078
                                                                 ------------
 Metals -- 1.12%
   Alcoa, Inc.#....................................     51,000      1,617,720
                                                                 ------------
 Multimedia -- 4.26%
   News Corp., Class A.............................    120,100      2,290,307
   Viacom, Inc.+...................................     55,000      2,076,250
   Walt Disney Co..................................     59,300      1,808,650
                                                                 ------------
                                                                    6,175,207
                                                                 ------------
 Oil & Gas -- 10.26%
   ChevronTexaco Corp..............................     48,300      2,887,857
   ConocoPhillips..................................     43,300      2,740,457
   Exxon Mobil Corp................................     71,000      4,324,610
   Schlumberger, Ltd...............................     21,300      1,396,641
   Smith International, Inc.#......................     51,400      2,105,344
   XTO Energy, Inc.................................     34,200      1,409,724
                                                                 ------------
                                                                   14,864,633
                                                                 ------------
 Retail -- 3.59%
   Home Depot, Inc.................................     54,400      2,073,728
   Wal-Mart Stores, Inc............................     64,500      3,125,025
                                                                 ------------
                                                                    5,198,753
                                                                 ------------
 Semiconductors -- 3.21%
   Applied Materials, Inc..........................    102,200      1,728,202
   Intel Corp......................................     75,900      1,367,718
   Texas Instruments, Inc..........................     49,800      1,555,254
                                                                 ------------
                                                                    4,651,174
                                                                 ------------
 Telecommunications -- 7.58%
   Cisco Systems, Inc.+............................    104,800      2,062,464
   Embarq Corp.+...................................     33,415      1,392,403
   Motorola, Inc...................................    108,100      2,279,829
   QUALCOMM, Inc...................................     30,300      1,369,863
   Sprint Corp.#...................................     86,300      1,830,423
   Verizon Communications, Inc.....................     65,400      2,041,134
                                                                 ------------
                                                                   10,976,116
                                                                 ------------
 Tobacco -- 1.52%
   Altria Group, Inc...............................     30,400      2,199,440
                                                                 ------------
 Utilities - Communication -- 1.88%
   AT&T, Inc.......................................    104,300      2,718,058
                                                                 ------------
 Utilities - Electric -- 2.00%
   Exelon Corp.....................................     26,700      1,511,487
   Southern Co.....................................     43,600      1,393,892
                                                                 ------------
                                                                    2,905,379
                                                                 ------------
 Total Long-Term Investment Securities
    (Cost $135,111,104)............................               138,905,467
                                                                 ------------
 SHORT-TERM INVESTMENT SECURITIES -- 4.06%
 Collective Investment Pool -- 4.06%
   Securities Lending Quality Trust(1)
    (Cost $5,881,850)..............................  5,881,850      5,881,850
                                                                 ------------
 REPURCHASE AGREEMENT -- 4.10%
   UBS Warburg, LLC, Joint Repurchase Agreement(4)
    (Cost $5,941,000).............................. $5,941,000      5,941,000
                                                                 ------------
 TOTAL INVESTMENTS
    (Cost $146,933,954)(2).........................     104.04%   150,728,317
 Liabilities in excess of other assets.............      (4.04)%   (5,848,588)
                                                    ----------   ------------
 NET ASSETS --                                          100.00%  $144,879,729
                                                    ==========   ============

 May 31, 2006 GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS - CONTINUED   51

--------
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Fair valued security (see Note 3)
(4)See Note 3 for details of Joint Repurchase Agreement.
(5)Illiquid security
(6)To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand the registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary market exists. As of May 31, 2006, the Growth & Income Fund held the following restricted security:

                                                            Market
                     Acquisition        Acquisition Market   Value      % of
        Name            Date     Shares    Cost     Value  Per Share Net Assets
 ------------------- ----------- ------ ----------- ------ --------- ----------
 Seagate Technology,
  Inc............... 10/14/2004  10,000     $-        $-      $-        0.00%
                                                      ==                ====

See Notes to Financial Statements

 52     HEALTH SCIENCES FUND - PORTFOLIO PROFILE (Unaudited)      May 31, 2006

Industry Allocation*

                   Drugs.............................  29.21%
                   Medical -- Biomedical/Gene........  16.64%
                   Therapeutics......................  13.80%
                   Healthcare........................  10.36%
                   Insurance.........................  10.22%
                   Medical Technology................   7.81%
                   Hospital Supplies.................   6.22%
                   Registered Investment Companies...   1.80%
                   Chemical..........................   1.67%
                   Hospital Management...............   1.50%
                   Optical Instruments & Lenses......   1.01%
                   Retail............................   0.74%
                   Retirement/Aged Care..............   0.28%
                   Real Estate Investment Trusts.....   0.17%
                   Financial Services................   0.12%
                   Information Processing -- Software   0.12%
                   Information Processing -- Services   0.04%
                   Put Options Purchased.............   0.04%
                   Commercial Services...............   0.02%
                                                      ------
                                                      101.77%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006       HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS         53


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.87%
        Chemical -- 1.67%
          Monsanto Co.(4)..........................  20,200 $ 1,700,032
          Symyx Technologies, Inc.+................  49,700   1,326,990
                                                            -----------
                                                              3,027,022
                                                            -----------
        Commercial Services -- 0.02%
          Discovery Partners International, Inc.+..  15,400      38,346
                                                            -----------
        Drugs -- 29.21%
          Abbott Laboratories......................  12,100     516,670
          Abraxis BioScience, Inc.+................   3,100      88,784
          Acadia Pharmaceuticals, Inc.+............   5,500      56,980
          Adolor Corp.+............................  13,200     308,484
          Advanced Life Sciences Holdings, Inc.+...  27,700      76,175
          Alkermes, Inc.+(4)....................... 109,800   2,176,236
          Allergan, Inc.(4)........................   9,800     929,236
          Astellas Pharma, Inc.(6).................  46,500   1,845,201
          Barr Pharmaceuticals, Inc.+..............  12,800     674,560
          Cardiome Pharma Corp.+...................  17,300     156,219
          Caremark Rx, Inc.+(4)....................  52,200   2,504,034
          Cephalon, Inc.+(4)....................... 111,900   6,682,668
          Chugai Pharmaceutical Co., Ltd.(6).......  40,000     866,856
          Combinatorx, Inc.........................  17,100     141,075
          Combinatorx, Inc.(2)(3)(7)...............  15,015     111,486
          Cubist Pharmaceuticals, Inc.+............  83,700   1,981,179
          Dynavax Technologies Corp.+..............   1,900       8,018
          Elan Corp. PLC ADR+(4)................... 189,900   3,572,019
          Eli Lilly & Co.(4).......................  31,700   1,636,988
          Endo Pharmaceuticals Holdings, Inc.+.....     600      17,604
          Forest Laboratories, Inc.+(4)............  17,100     640,908
          GlaxoSmithkline Pharmaceutical, Ltd.(6)..  17,300     422,739
          GlaxoSmithKline PLC(6)...................  14,000     387,326
          GW Pharmaceuticals PLC+(6)...............   4,000       5,086
          Idenix Pharmaceuticals, Inc.+(4).........  37,300     336,819
          Indevus Pharmaceuticals, Inc.+...........  33,400     165,998
          Medicis Pharmaceutical Corp..............   5,700     169,974
          Novartis AG ADR..........................  34,800   1,930,704
          Novo-Nordisk AS(6).......................   6,000     371,312
          OSI Pharmaceuticals, Inc.+(4)............  98,196   2,810,369
          Penwest Pharmaceuticals Co.+.............   7,400     143,116
          Pfizer, Inc.(4)..........................  69,360   1,641,058
          Pharmion Corp.+..........................  12,400     243,164
          Rigel Pharmaceuticals, Inc.+.............  31,400     308,662
          Roche Holding AG(6)......................  18,400   2,864,253
          Sanofi-Aventis(6)........................  14,300   1,347,592
          Schering-Plough Corp.....................  53,000   1,010,180
          Schwarz Pharma AG(6).....................  15,160   1,281,698
          Sepracor, Inc.+(4)....................... 108,000   5,591,160
          Shire Pharmaceuticals Group PLC ADR......  20,600     910,314
          Takeda Pharmaceutical Co., Ltd.(6).......   4,800     312,298
          Teva Pharmaceutical Industries, Ltd. ADR.  19,782     720,263
          Towa Pharmaceutical Co., Ltd.(6).........  11,700     291,139
          Valeant Pharmaceuticals International....  72,900   1,253,880
          ViroPharma, Inc.+........................  48,700     473,851
          Wyeth(4).................................  63,482   2,903,667
                                                            -----------
                                                             52,888,002
                                                            -----------
        Financial Services -- 0.12%
          Pharmaceutical HOLDRs Trust..............   3,100     214,148
                                                            -----------
        Healthcare -- 10.36%
          Community Health Systems, Inc.+..........  75,100   2,831,270
          Covance, Inc.+...........................     600      35,442
          Dade Behring Holdings, Inc.(4)...........  34,700   1,292,575
          DaVita, Inc.+............................  50,500   2,674,480
          Edwards Lifesciences Corp.+..............  32,600   1,445,484
          Fresenius AG(6)..........................   5,269     829,969
          HealthExtras, Inc.+......................  33,400   1,003,336
          HEALTHSOUTH Corp.+.......................  74,200     321,286
          Healthways, Inc.+........................  11,500     611,110

                                                                Value
                                                      Shares   (Note 3)

       ------------------------------------------------------------------
       Healthcare (continued)
         Kinetic Concepts, Inc.+.....................  20,330 $   790,837
         Lincare Holdings, Inc.+.....................   3,000     111,900
         Medco Health Solutions, Inc.+(4)............  28,800   1,552,320
         National Medical Health Card Systems, Inc.+.  12,100     143,990
         Patterson Cos., Inc.+(4)....................  29,800   1,020,650
         Phonak Holding AG(6)........................  19,300   1,108,835
         ResMed, Inc.+(4)............................  40,600   1,845,676
         Respironics, Inc.+..........................  10,300     350,406
         Symbion, Inc.+..............................  24,500     537,530
         VistaCare, Inc.+............................  18,000     248,760
                                                              -----------
                                                               18,755,856
                                                              -----------
       Hospital Management -- 1.50%
         LifePoint Hospitals, Inc.+(4)...............  20,700     731,331
         Triad Hospitals, Inc.+......................  49,300   1,985,804
                                                              -----------
                                                                2,717,135
                                                              -----------
       Hospital Supplies -- 6.22%
         Altus Pharmaceuticals, Inc.+................  21,000     394,380
         Cardinal Health, Inc.(4)....................  35,200   2,355,232
         CR Bard, Inc................................  13,000     962,130
         Fresenius Medical Care AG(6)................   6,300     705,673
         Henry Schein, Inc.+.........................  15,000     691,350
         Johnson & Johnson(4)........................  22,600   1,360,972
         Medtronic, Inc.(4)..........................  39,400   1,989,306
         St. Jude Medical, Inc.+(4)..................  53,900   1,837,990
         Stryker Corp.(4)............................  22,200     974,580
                                                              -----------
                                                               11,271,613
                                                              -----------
       Information Processing - Services -- 0.04%
         WebMD Health Corp.+.........................   1,800      70,650
                                                              -----------
       Information Processing - Software -- 0.12%
         Allscripts Heathcare Solutions, Inc.+.......  12,000     209,280
                                                              -----------
       Insurance -- 10.22%
         Aetna, Inc.(4)..............................  17,300     665,358
         AMERIGROUP Corp.+(4)........................  34,600     993,020
         Assurant, Inc...............................  25,800   1,261,104
         CIGNA Corp.(4)..............................  26,000   2,411,240
         Coventry Health Care, Inc.+(4)..............  20,250   1,058,063
         Humana, Inc.+(4)............................  52,400   2,653,012
         UnitedHealth Group, Inc.(4)(5).............. 107,100   4,708,116
         WellPoint, Inc.+(5).........................  66,400   4,752,912
                                                              -----------
                                                               18,502,825
                                                              -----------
       Medical - Biomedical/Gene -- 16.61%
         Affymetrix, Inc.+(4)........................  10,700     294,357
         Alexion Pharmaceuticals, Inc.+(4)...........  50,000   1,625,500
         Amgen, Inc.+(4).............................  78,000   5,272,020
         Basilea Pharmaceutica AG+(6)................   1,700     241,307
         Biocryst Pharmaceuticals, Inc.+.............  71,700     950,025
         Biogen Idec, Inc.+(4).......................  34,800   1,622,724
         BioSphere, Inc.+............................  77,600     438,440
         Celgene Corp.+(4)...........................  34,700   1,438,315
         Cell Genesys, Inc.+.........................  35,300     218,507
         Decode Genetics, Inc.+......................  92,800     641,248
         Encysive Pharmaceuticals, Inc.+.............  30,300     131,805
         Exelixis, Inc.+.............................  76,600     831,110
         Genentech, Inc.+(4).........................  76,400   6,338,144
         Genmab AS+(6)...............................  35,300   1,131,517
         Genzyme Corp.+..............................   3,600     214,200
         Human Genome Sciences, Inc.+................  30,200     330,992
         Invitrogen Corp.+(4)........................   5,900     376,066
         Keryx Biopharmaceuticals, Inc.+.............  29,700     424,710
         Kosan Biosciences, Inc.+....................  24,700     110,409
         Labopharm, Inc.+............................   5,600      50,288
         MedImmune, Inc.+(4).........................  28,700     913,234
         Momenta Pharmaceuticals, Inc.+..............  21,300     303,312

 54  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                            Value
                                                 Shares    (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Medical - Biomedical/Gene (continued)
            Monogram Biosciences, Inc.+.........  11,500 $     21,390
            Myogen, Inc.+(4)....................  58,900    1,834,735
            Myriad Genetics, Inc.+..............   8,900      232,379
            Panacos Pharmaceuticals, Inc.+......  24,700      155,610
            PDL BioPharma, Inc.+................  74,200    1,502,550
            Regeneron Pharmaceuticals, Inc.+....   8,800      113,872
            Tercica, Inc.+......................  44,600      227,906
            Vertex Pharmaceuticals, Inc.+(4)....  60,694    2,093,943
                                                         ------------
                                                           30,080,615
                                                         ------------
          Medical Technology -- 7.81%
            Andrx Corp.+........................  11,500      268,640
            Aspect Medical Systems, Inc.+.......   5,700      111,834
            Baxter International, Inc.(4).......  28,900    1,089,530
            Biomet, Inc.(4).....................  23,500      827,435
            Boston Scientific Corp.+(4).........  85,600    1,770,208
            Cerus Corp.+........................  46,000      379,500
            Conor Medsystems, Inc.+.............   8,900      207,370
            CryoLife, Inc.+.....................  18,300       82,533
            Digene Corp.+.......................  20,500      766,290
            Gen-Probe, Inc.+....................  20,700    1,117,800
            Immucor Corp.+(4)...................  52,050      946,789
            Incyte Genomics, Inc.+.............. 150,200      626,334
            Integra LifeSciences Corp.+.........   3,100      119,164
            LCA-Vision, Inc.(4).................   8,500      461,890
            Martek Biosciences Corp.+(4)........  26,400      669,240
            Nektar Therapeutics+(4).............  29,100      581,709
            Nobel Biocare Holding AG(6).........   6,679    1,621,199
            Northstar Neuroscience, Inc.+.......   3,800       51,908
            OraSure Technologies, Inc.+.........  14,100      123,093
            Qiagen NV+..........................  61,200      872,100
            Stereotaxis, Inc.+..................  14,300      140,283
            Zimmer Holdings, Inc.+(4)...........  21,700    1,313,935
                                                         ------------
                                                           14,148,784
                                                         ------------
          Optical Instruments & Lenses -- 1.01%
            Alcon, Inc.(4)......................  17,000    1,837,360
                                                         ------------
          Real Estate Investment Trusts -- 0.17%
            Ventas, Inc.........................   9,300      301,692
                                                         ------------
          Retail -- 0.74%
            Walgreen Co.(4).....................  33,100    1,343,860
                                                         ------------
          Retirement/Aged Care -- 0.28%
            Sunrise Senior Living, Inc.+........  14,900      499,001
                                                         ------------
          Therapeutics -- 13.77%
            Alexza Pharmaceuticals, Inc.+.......   6,200       50,592
            Amylin Pharmaceuticals, Inc.+(4)....  58,500    2,658,825
            AtheroGenics, Inc.+.................  17,800      236,562
            BioMarin Pharmaceutical, Inc.+......  15,500      201,345
            CV Therapeutics, Inc.+(4)...........  25,800      429,828
            Favrille, Inc.+.....................  56,500      301,145
            Gilead Sciences, Inc.+(4)(5)........ 145,400    8,335,782
            Grifola SA+.........................  88,100      615,258
            ImClone Systems, Inc.+(4)(5)........  81,200    3,248,000
            Mannkind Corp.+.....................  23,400      445,536
            Medicines Co.+(4)................... 154,200    2,852,700
            MGI Pharma, Inc.+(4)................  77,800    1,401,178
            NeoRx Corp.+........................  48,403       58,083
            NeoRx Corp.(2)(3)(7)................ 225,421      243,455
            Neurocrine Biosciences, Inc.+(4)....  37,000      729,270
            NPS Pharmaceuticals, Inc.+..........   8,000       44,320
            Onyx Pharmaceuticals, Inc.+(4)......  24,400      487,756
            Theravance, Inc.+...................  58,200    1,392,144
            Trimeris, Inc.+.....................  89,200      961,576
            United Therapeutics Corp.+(5).......     600       28,896
            Vion Pharmaceuticals, Inc.+......... 130,500      214,020
                                                         ------------
                                                           24,936,271
                                                         ------------
          Total Common Stock
             (Cost $169,078,529)................          180,842,460
                                                         ------------

                                                      Contracts/     Value
                                                        Shares      (Note 3)

 ------------------------------------------------------------------------------
 PUT OPTIONS PURCHASED -- 0.04%
   Baxter International, Inc.
    Jan 07 (Strike price $45.00).....................        82   $     59,860
   Coventry Health Care, Inc.
    Jan 07 (Strike price $65.00).....................         9         11,790
                                                                  ------------
 Total Put Options Purchased
    (Cost $0)........................................                   71,650
                                                                  ------------
 WARRANTS -- 0.06%
 Medical - Biomedical/Gene -- 0.03%
   Myogen, Inc.
    Expires 09/09/09 (Strike price $7.80)+(3)(7).....     2,460         57,441
                                                                  ------------
 Therapeutics -- 0.03%
   Favrille, Inc.
    Expires 03/07/11 (Strike price $5.26)+(3)(7).....    15,435          1,080
   Mannkind Corp.
    Expires 08/05/10 (Strike price $12.23)+(3)(7)....    15,000         20,436
   NeoRx Corp.
    Expires 12/03/08 (Strike price $6.00)+(3)(7).....     2,000              0
   NeoRx Corp.
    Expires 01/31/11 (Strike price $0.77)+(2)(3)(7)..    67,560         20,944
                                                                  ------------
                                                                        42,460
                                                                  ------------
 Total Warrants
    (Cost $2,612)....................................                   99,901
                                                                  ------------
 Total Long-Term Investment Securities
    (Cost $169,081,141)..............................              181,014,011
                                                                  ------------
 SHORT-TERM INVESTMENTS -- 1.80%
 Registered Investment Companies -- 1.80%
   T. Rowe Price Reserve Investment Fund
    (Cost $3,267,928)................................ 3,267,928      3,267,928
                                                                  ------------
 TOTAL INVESTMENTS
    (Cost $172,349,069)(1)...........................    101.77%   184,281,939
 Liabilities in excess of other assets...............     (1.77)%   (3,203,588)
                                                      ---------   ------------
 NET ASSETS --                                           100.00%  $181,078,351
                                                      =========   ============

--------
ADR--AmericanDepository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)Fair valued security (see Note 3)
(3)Illiquid security
(4)A portion of this security is subject to options written.
(5)The security or a portion thereof represents collateral for uncovered written options.
(6)Security was valued using fair value procedures at May 31, 2006. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(7)To the extent permitted by Statement of Additional Information, the Health Science Fund may invest in restricted securities. These restricted securities are valued pursuant to Note 3. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally, greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the ability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As of May 31, 2006, the Health Science Fund held the following restricted securities:

                                                                                Market
                                                                              Value as a
                         Acquisition        Acquisition  Market  Market Value    % of
Name                        Date     Shares    Cost      Value    Per Share   Net Assets
------------------------ ----------- ------ ----------- -------- ------------ ----------
Combinatorx, Inc.
 (Common Stock).........  03/24/06   15,015  $153,094   $111,486    $ 7.42       0.06%
Favrille, Inc. (Warrant)
 Expires 03/07/11;
 Strike price $5.26.....  03/09/06   15,435     1,929      1,080      0.07       0.00
Mannkind Corp.
 (Warrant)
 Expires 08/05/10;
 Strike price $12.23....  08/05/05   15,000       375     20,436      1.36       0.01
Myogen, Inc.
 (Warrant)
 Expires 09/09/09;
 Strike price $7.80.....  09/29/04    2,460       308     57,441     23.35       0.03
NeoRx Corp. (Warrant)
 Expires 12/03/08;
 Strike price $6.00.....  12/05/03    2,000         -          -         -       0.00

 May 31, 2006 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   55

                                                                Market   Market
                                                                Value  Value as a
                       Acquisition         Acquisition  Market   Per      % of
Name                      Date     Shares     Cost      Value   Share  Net Assets
---------------------  ----------- ------- ----------- -------- ------ ----------
NeoRx Corp. (Warrant)
  Expires 01/31/11;
   Strike price $0.77.  02/01/06     5,994  $  8,391
                        04/26/06    61,566         -
                                   -------  --------
                                    67,560     8,391   $ 20,944 $0.34     0.01%
NeoRx Corp.
 (Common Stock).......  04/07/06    12,208     8,391
                        04/26/06   213,213   149,249
                                   -------  --------
                                   225,421   157,690    243,455  1.14     0.13
                                                       --------           ----
                                                       $454,842           0.24%
                                                       ========           ====

See Notes to Financial Statements

 56  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006

 Open call option contracts written at May 31, 2006 for the Health Sciences Fund were as follows:

                                                                                      Unrealized
                              Contract Strike  Number of  Premiums  Market Value at  Appreciation
Issue                          Month   Price   Contracts  Received   May 31, 2006   (Depreciation)
----------------------------- -------- ------- --------- ---------- --------------- --------------
Affymetrix, Inc..............  Aug-06  $ 35.00      14   $    2,618   $      630       $  1,988
Alcon, Inc...................  Nov-06   105.00      58       53,433       70,180        (16,747)
Alcon, Inc...................  Nov-06   110.00      36       28,599       33,480         (4,881)
Alcon, Inc...................  Jan-07   110.00      22       14,893       24,200         (9,307)
Alexion Pharmaceuticals, Inc.  Jan-07    50.00      60       13,917        6,300          7,617
Alkermes, Inc................  Aug-06    25.00      61       12,062        3,050          9,012
Amylin Pharamceuticals, Inc..  Jul-06    50.00      90       26,257       13,050         13,207
Amylin Pharamceuticals, Inc..  Oct-06    55.00      90       19,479       18,900            579
Amylin Pharamceuticals, Inc..  Oct-06    60.00      60        9,592        6,900          2,692
Amylin Pharamceuticals, Inc..  Jan-07    60.00      94       26,889       24,440          2,449
Biogen Idec, Inc.............  Jan-07    55.00      60       24,419       12,600         11,819
Biomet, Inc..................  Oct-06    42.50     118       11,663        5,310          6,353
Boston Scientific Corp.......  Jan-07    30.00      50        5,600        1,250          4,350
Caremark RX, Inc.............  Sep-06    55.00      63        8,631        7,245          1,386
Celgene Corp.................  Jul-06    37.50     188       30,301      114,680        (84,379)
Celgene Corp.................  Oct-06    40.00      87       51,067       59,160         (8,093)
Cephalon, Inc................  Aug-06    70.00      61       13,537        7,015          6,522
CV Therapeutics, Inc.........  Oct-06    20.00      76       11,172       11,400           (228)
Dade Behring Holdings, Inc...  Nov-06    45.00      87        9,309        7,395          1,914
Elan Corp PLC................  Jul-06    17.50     123       15,200       33,210        (18,010)
Elan Corp PLC................  Jul-06    20.00      86        8,342       12,470         (4,128)
Genentech, Inc...............  Jun-06    85.00      35       19,280        4,550         14,730
Genentech, Inc...............  Sep-06    90.00      69       12,053       18,975         (6,922)
Genentech, Inc...............  Sep-06    95.00      45       13,278        6,750          6,528
Genentech, Inc...............  Sep-06   100.00      60       18,484        4,500         13,984
Genentech, Inc...............  Dec-06    95.00      58       15,485       19,140         (3,655)
Genentech, Inc...............  Jan-07    95.00      58       28,084       23,780          4,304
Genentech, Inc...............  Jan-07   100.00      30       12,085        8,400          3,685
Gilead Sciences, Inc.........  Aug-06    65.00     147       41,797       20,580         21,217
Gilead Sciences, Inc.........  Jan-07    70.00     147       56,783       42,630         14,153
Humana, Inc..................  Jul-06    55.00     116       10,636       11,020           (384)
ImClone Systems, Inc.........  Nov-06    45.00      87       16,992       18,705         (1,713)
Immucor Corp.................  Jan-07    23.38     120       23,826       10,800         13,026
Invitrogen Corp..............  Jan-07    70.00      35       16,297       13,300          2,997
Johnson & Johnson............  Jan-07    65.00     123       36,529       20,295         16,234
LifePoint Hospitals, Inc.....  Aug-06    25.00      30       15,809       32,400        (16,591)
LifePoint Hospitals, Inc.....  Aug-06    30.00      59       13,387       37,170        (23,783)
Medtronic, Inc...............  Nov-06    55.00      44        9,988        5,720          4,268
Neurocrine Biosciences, Inc..  Nov-06    20.00     118       49,003       51,920         (2,917)
Onyx Pharmaceuticals, Inc....  Jan-07    40.00      61       21,089        3,050         18,039
Patterson Cos, Inc...........  Jul-06    35.00     175       22,870       16,625          6,245
Pfizer, Inc..................  Sep-06    25.00     121       13,854        6,655          7,199
Pfizer, Inc..................  Jan-07    27.50      91       10,419        4,095          6,324
ResMed, Inc..................  Jul-06    45.00      61        7,872       15,860         (7,988)
St. Jude Medical, Inc........  Jul-06    40.00      89       32,639        4,005         28,634
St. Jude Medical, Inc........  Oct-06    40.00      60       28,683        7,500         21,183
St. Jude Medical, Inc........  Jan-07    45.00     128       35,857       10,880         24,977
Sepracor, Inc................  Jul-06    55.00      90       18,908       23,850         (4,942)
Sepracor, Inc................  Oct-06    60.00      60       11,329       15,000         (3,671)
Stryker Corp.................  Sep-06    50.00      83       14,277        7,885          6,392
UnitedHealth Group, Inc......  Sep-06    40.00      87       55,775       53,940          1,835
UnitedHealth Group, Inc......  Sep-06    45.00     233       71,904       76,890         (4,986)
UnitedHealth Group, Inc......  Sep-06    55.00     118       23,245        6,490         16,755
Vertex Pharmaceutical, Inc...  Jul-06    35.00      58        9,106       17,400         (8,294)
Vertex Pharmaceutical, Inc...  Jul-06    40.00      46       15,796        5,520         10,276
Vertex Pharmaceutical, Inc...  Oct-06    50.00      91       16,561       11,375          5,186
Wyeth........................  Jul-06    50.00      61        9,431        1,525          7,906
Wyeth........................  Jan-07    50.00      29        9,772        5,655          4,117
Zimmer Holdings, Inc.........  Dec-06    70.00     122       35,014       21,960         13,054
                              -------------------------------------------------------------------
                                                 4,829   $1,271,177   $1,139,660       $131,517
                              -------------------------------------------------------------------

 May 31, 2006 HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   57


 Open put option contracts written at May 31, 2006 for the Health Sciences Fund were as follows:

                                                                                    Unrealized
                              Contract Strike  Number of Premiums Market Value at  Appreciation
Issue                          Month   Price   Contracts Received  May 31, 2006   (Depreciation)
----------------------------- -------- ------- --------- -------- --------------- --------------
Advanced Med Optics, Inc.....  Jan-07  $ 50.00    36     $26,171     $ 21,960        $  4,211
Aetna, Inc...................  Jan-07    45.00    63      24,930       45,990         (21,060)
Alexion Pharmaceuticals, Inc.  Jan-07    35.00    57      34,195       35,910          (1,715)
Alexion Pharmaceuticals, Inc.  Jan-07    40.00    55      55,124       52,250           2,874
Allergan, Inc................  Jan-07   105.00    30      32,909       38,100          (5,191)
Allergan, Inc................  Jan-07   110.00    31      30,989       50,840         (19,851)
AMERIGROUP Corp..............  Dec-06    30.00    29      13,543       10,730           2,813
Amgen, Inc...................  Jul-06    70.00    31      10,317       11,470          (1,153)
Amgen, Inc...................  Oct-06    70.00    48      16,610       23,040          (6,430)
Amgen, Inc...................  Oct-06    75.00    36      22,091       29,160          (7,069)
Amgen, Inc...................  Jan-07    70.00    31      16,273       17,980          (1,707)
Amgen, Inc...................  Jan-07    75.00    36      24,951       31,680          (6,729)
Amylin Pharmaceuticals, Inc..  Oct-06    50.00    18      13,086       13,500            (414)
Amylin Pharmaceuticals, Inc..  Jan-07    35.00    36      20,231        9,180          11,051
Amylin Pharmaceuticals, Inc..  Jan-07    45.00    29      22,712       18,270           4,442
Baxter International, Inc....  Jan-07    45.00    82      51,412       59,860          (8,448)
Biogen Idec, Inc.............  Jan-07    45.00    30      11,929       10,200           1,729
Biogen Idec, Inc.............  Jan-07    50.00    52      27,343       30,680          (3,337)
Biogen Idec, Inc.............  Jan-07    55.00    12      10,104       11,160          (1,056)
Biotech Holdings, Ltd........  Jan-07   175.00    35      35,944       30,450           5,494
Boston Scientific Corp.......  Jan-07    25.00    67      24,638       32,160          (7,522)
Cardinal Health, Inc.........  Jan-07    75.00    78      58,084       67,080          (8,996)
Caremark Rx, Inc.............  Sep-06    45.00    38      10,336        8,550           1,786
Caremark Rx, Inc.............  Jan-07    45.00    38      12,046       11,210             836
Celgene Corp.................  Jul-06    35.00    87      46,772       10,440          36,332
Celgene Corp.................  Oct-06    45.00    31      25,016       22,320           2,696
Cephalon, Inc................  Aug-06    60.00    64      30,604       28,800           1,804
Cephalon, Inc................  Aug-06    70.00    41      35,046       45,920         (10,874)
Cephalon, Inc................  Nov-06    80.00    23      41,839       47,840          (6,001)
Cephalon, Inc................  Jan-07    60.00    42      32,788       28,140           4,648
Cephalon, Inc................  Jan-07    75.00    64      70,225      105,600         (35,375)
CIGNA Corp...................  Jan-07   100.00    29      32,682       33,640            (958)
Coventry Health Care, Inc....  Jan-07    65.00    15      17,014       19,650          (2,636)
Elan Corp PLC................  Jul-06    17.50    60      21,669        7,800          13,869
Elan Corp PLC................  Oct-06    15.00    30       8,085        3,900           4,185
Eli Lilly & Co...............  Oct-06    55.00    35      12,145       15,750          (3,605)
Eli Lilly & Co...............  Jan-07    55.00    29      12,103       14,790          (2,687)
Forest Laboratories, Inc.....  Jan-07    50.00    64      33,682       83,200         (49,518)
Genentech, Inc...............  Jun-06    85.00    25      11,575        8,250           3,325
Genentech, Inc...............  Sep-06    80.00    12       5,724        4,080           1,644
Genentech, Inc...............  Dec-06    80.00    12       7,416        5,760           1,656
Genentech, Inc...............  Jan-07    80.00    12       7,884        6,360           1,524
Gilead Sciences, Inc.........  Aug-06    60.00    12       7,404        6,240           1,164
Gilead Sciences, Inc.........  Aug-06    65.00    93      60,439       81,840         (21,401)
Gilead Sciences, Inc.........  Jan-07    65.00    35      35,284       36,750          (1,466)
Gilead Sciences, Inc.........  Jan-07    70.00    46      51,900       65,320         (13,420)
Health Net, Inc..............  Jan-07    50.00    12       9,576        9,600             (24)
Henry Schein, Inc............  Jan-07    50.00    48      23,368       24,480          (1,112)
Humana, Inc..................  Nov-06    50.00    35      15,295       15,750            (455)
Idenix Pharmaceuticals, Inc..  Oct-06    17.50    27      10,788       23,490         (12,702)
ImClone Systems, Inc.........  Nov-06    35.00    30      12,510        5,550           6,960
Invitrogen Corp..............  Jan-07    75.00    41      37,296       48,790         (11,494)
Johnson & Johnson............  Jan-07    65.00    31      16,336       17,050            (714)
LCA-Vision, Inc..............  Sep-06    50.00    17      12,799        5,950           6,849
LCA-Vision, Inc..............  Dec-06    60.00    26      20,800       25,740          (4,940)
Martek Biosciences Corp......  Dec-06    25.00    35      14,595       12,600           1,995
Medco Health Soulutions, Inc.  Jan-07    60.00    69      52,511       53,130            (619)
Medicines Co.................  Sep-06    32.50    30       8,160        7,950             210
MedImmune, Inc...............  Jan-07    35.00    37      14,539       18,130          (3,591)
Merck & Co., Inc.............  Jul-06    37.50    42      19,193       18,480             713
Merck & Co., Inc.............  Jan-07    32.50    91      45,225       19,110          26,115
Merck & Co., Inc.............  Jan-07    35.00    30      18,232        9,900           8,332
Merck & Co., Inc.............  Jan-07    40.00    30      16,109       21,000          (4,891)
MGI Pharma, Inc..............  Jan-07    20.00    29      11,720       12,470            (750)
Monsanto Co..................  Jan-07    70.00    48      40,654       12,720          27,934
Monsanto Co..................  Jan-07    75.00    30      23,909       11,700          12,209
Myogen, Inc..................  Jun-06    40.00    71      51,156       63,900         (12,744)
Myogen, Inc..................  Jan-07    30.00    47      21,293       23,030          (1,737)
Myogen, Inc..................  Jan-08    30.00    24      18,601       18,480             121

 58  HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006

                                                                                    Unrealized
                             Contract Strike Number of  Premiums  Market Value at  Appreciation
Issue                         Month   Price  Contracts  Received   May 31, 2006   (Depreciation)
---------------------------- -------- ------ --------- ---------- --------------- --------------
Nektar Therapeutics.........  Jan-07  $25.00      16   $    8,432   $    9,280      $    (848)
Neucocrine Biosciences, Inc.  Jan-07   50.00      24       12,888       73,200        (60,312)
Onyx Pharmaceuticals, Inc...  Aug-06   25.00      37        9,017       20,720        (11,703)
Onyx Pharmaceuticals, Inc...  Jan-07   30.00      43       27,890       47,300        (19,410)
OSI Pharmaceuticals, Inc....  Jan-07   30.00      47       25,533       19,740          5,793
OSI Pharmaceuticals, Inc....  Jan-07   40.00      12       15,518       14,040          1,478
Sepracor, Inc...............  Jul-06   55.00      29       17,358       16,240          1,118
Sepracor, Inc...............  Oct-06   45.00      46       20,481       11,270          9,211
St. Jude Medical, Inc.......  Jan-07   40.00      30       15,210       20,400         (5,190)
UnitedHealth Group, Inc.....  Jan-07   40.00      58       17,225       13,920          3,305
Vertex Pharmaceuticals, Inc.  Jul-06   40.00      47       24,118       29,610         (5,492)
Vertex Pharmaceuticals, Inc.  Jan-07   30.00      17        6,324        7,310           (986)
Walgreen Co.................  Jan-07   50.00       3        1,896        2,880           (984)
Wyeth.......................  Jan-07   50.00     103       47,178       55,620         (8,442)
Zimmer Holdings, Inc........  Jan-07   70.00       9        6,273        9,180         (2,907)
                             ------------------------------------------------------------------
                                               3,260   $1,983,270   $2,183,510      $(200,240)
                             ------------------------------------------------------------------

See Notes to Financial Statements

 May 31, 2006  INFLATION PROTECTED FUND - PORTFOLIO PROFILE (Unaudited)    59

Industry Allocation*

                         Government Obligations 55.57%
                         Government Agencies... 22.48%
                         Financial Services.... 10.35%
                         Time Deposit..........  6.18%
                         Insurance.............  4.51%
                         Banks.................  0.30%
                                                -----
                                                99.39%
                                                =====

Credit Quality+#

                         Government -- Agency..  24.62%
                         Government -- Treasury  59.63%
                         AA....................   8.38%
                         A.....................   7.37%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short term securities.

 60      INFLATION PROTECTED FUND - SCHEDULE OF INVESTMENTS       May 31, 2006


                                                   Principal        Value
                                                    Amount         (Note 3)
     ------------------------------------------------------------------------
     CORPORATE BONDS -- 15.16%
     Banks -- 0.30%
       RBS Capital Trust II:
        6.43% due 01/03/34(2).................... $    50,000    $     48,639
                                                                 ------------
     Financial Services -- 10.35%
       Allstate Life Global Funding Trust:
        4.45% due 04/02/07(1)....................     150,000         148,641
        4.65% due 03/01/10(1)....................     150,000         143,895
       CIT Group, Inc.:
        5.56% due 12/14/16(1)....................     300,000         285,525
       Lehman Brothers Holdings, Inc.:
        4.65% due 04/14/11(1)....................     400,000         372,124
       Lehman Brothers Holdings, Inc., Series G:
        5.77% due 06/10/14(1)....................     150,000         146,628
       Morgan Stanley:
        5.95% due 11/01/13(1)....................     150,000         145,734
       Morgan Stanley, Series C:
        5.36% due 06/01/11(1)....................     150,000         146,343
       SLM Corp., Series A:
        5.30% due 05/01/14(1)....................     130,000         123,181
        5.72% due 11/21/13(1)....................     150,000         144,792
                                                                 ------------
                                                                    1,656,863
                                                                 ------------
     Insurance -- 4.51%
       Jackson National Life Global Funding:
        5.92% due 05/01/14*(1)...................     300,000         293,164
       Pacific Life Global Funding:
        5.54% due 02/06/16*(1)...................     300,000         282,480
       Principal Life Income Funding Trust:
        4.65% due 04/01/08(1)....................     150,000         146,883
                                                                 ------------
                                                                      722,527
                                                                 ------------
     Total Corporate Bonds
        (Cost $2,541,993)........................                   2,428,029
                                                                 ------------
     UNITED STATES GOVERNMENT BONDS -- 78.05%
     Government Agencies -- 22.48%
       Federal Home Loan Mtg. Corp.:
        4.50% due 01/15/15.......................     135,000         126,505
        6.25% due 07/15/32.......................     500,000         545,010
       Federal National Mtg. Assoc.:
        4.74% due 02/17/09(1)....................   2,000,000       1,954,200
       Tennessee Valley Auth.:
        3.38% due 01/15/07(3)....................     882,602         888,516
        4.65% due 06/15/35.......................     100,000          85,925
                                                                 ------------
                                                                    3,600,156
                                                                 ------------
     Government Obligations -- 55.57%
       United States Treasury Bonds:
        2.00% due 07/15/14 TIPS(3)...............     895,514         868,194
        2.38% due 01/15/25 TIPS(3)...............   5,468,465       5,373,833
        4.50% due 02/15/36.......................     162,000         144,737
       United States Treasury Notes:
        1.63% due 01/15/15 TIPS(3)...............   2,416,699       2,267,448
        1.88% due 07/15/15 TIPS(3)...............     256,755         245,261
                                                                 ------------
                                                                    8,899,473
                                                                 ------------
     Total United States Government Bonds
        (Cost $13,261,848).......................                  12,499,629
                                                                 ------------
     Total Long-Term Investment Securities
        (Cost $15,803,841).......................                  14,927,658
                                                                 ------------

                                                          Principal   Value
                                                           Amount    (Note 3)

 ------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT SECURITIES -- 6.18%
 Time Deposit -- 6.18%
   Euro Time Deposit with State Street Bank & Trust Co.:
    1.70% due 06/01/06
    (Cost $990,000)...................................... $990,000  $   990,000
                                                                    -----------
 TOTAL INVESTMENTS
    (Cost $16,793,841)(4)................................    99.39%  15,917,658
 Other assets less liabilities...........................     0.61%      98,419
                                                          --------  -----------
 NET ASSETS --                                              100.00% $16,016,077
                                                          ========  ===========

--------
TIPS Treasury Inflation Protected Security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $575,644 representing 3.59% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security is a "floating rate" bond where the rate fluctuates based on the Consumer Price Index.
(2)Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(3)Principal amount of security is adjusted for inflation.
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2006 INTERNATIONAL EQUITIES FUND - PORTFOLIO PROFILE (Unaudited)  61

Industry Allocation*

                  Collective Investment Pool..........  23.90%
                  Banks...............................  16.10%
                  Oil & Gas...........................   7.26%
                  Drugs...............................   6.86%
                  Telecommunications..................   5.33%
                  Exchange-Traded Funds...............   4.73%
                  Electronics/Electrical Equipment....   4.51%
                  Automotive..........................   4.39%
                  Repurchase Agreement................   4.25%
                  Insurance...........................   4.04%
                  Retail..............................   3.32%
                  Utilities -- Electric...............   2.75%
                  Foods...............................   2.40%
                  Financial Services..................   2.36%
                  Machinery...........................   2.23%
                  Chemical............................   2.17%
                  Commercial Services.................   2.06%
                  Metals..............................   1.93%
                  Mining..............................   1.90%
                  Real Estate.........................   1.82%
                  Building Materials..................   1.67%
                  Conglomerates.......................   1.52%
                  Beverages...........................   1.37%
                  Freight.............................   1.18%
                  Semiconductors......................   1.01%
                  Tobacco.............................   1.01%
                  Leisure & Tourism...................   0.96%
                  Railroads & Equipment...............   0.68%
                  Information Processing -- Software..   0.66%
                  Water Services......................   0.63%
                  Household Products..................   0.60%
                  Multimedia..........................   0.60%
                  Healthcare..........................   0.59%
                  Photography.........................   0.51%
                  Aerospace/Defense...................   0.49%
                  Textile -- Products.................   0.48%
                  Publishing..........................   0.47%
                  Home Builders.......................   0.44%
                  Information Processing -- Services..   0.37%
                  Paper/Forest Products...............   0.37%
                  Apparel & Products..................   0.34%
                  Airlines............................   0.33%
                  Broadcasting........................   0.33%
                  Medical Technology..................   0.28%
                  Advertising.........................   0.24%
                  Manufacturing.......................   0.22%
                  United States Government Obligations   0.21%
                  Real Estate Investment Trusts.......   0.20%
                  Human Resources.....................   0.16%
                  Information Processing -- Hardware..   0.11%
                  Utilities -- Gas, Distribution......   0.11%
                  Hospital Supplies...................   0.10%
                  Appliances/Furnishings..............   0.07%
                  Investment Companies................   0.03%
                  Hardware & Tools....................   0.02%
                  Heavy Duty Trucks/Parts.............   0.02%
                  Pollution Control...................   0.02%
                  Consumer Services...................   0.01%
                                                       ------
                                                       122.72%
                                                       ======

Country Allocation*

                             United States.  33.14%
                             Japan.........  27.17%
                             United Kingdom  20.08%
                             France........   7.79%
                             Germany.......   5.77%
                             Switzerland...   5.66%
                             Australia.....   4.38%
                             Italy.........   3.17%
                             Spain.........   3.15%
                             Netherlands...   2.87%
                             Sweden........   1.93%
                             Hong Kong.....   1.28%
                             Finland.......   1.25%
                             Belgium.......   0.97%
                             Ireland.......   0.72%
                             Singapore.....   0.67%
                             Norway........   0.64%
                             Denmark.......   0.57%
                             Greece........   0.52%
                             Austria.......   0.39%
                             Portgual......   0.25%
                             Luxembourg....   0.17%
                             New Zealand...   0.13%
                             Bermuda.......   0.05%
                                            ------
                                            122.72%
                                            ======

*  Calculated as a percentage of net assets.

 62     INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS     May 31, 2006


                                                                       Value
                                                            Shares  (Note 3)(1)
-------------------------------------------------------------------------------
COMMON STOCK -- 89.41%
Advertising -- 0.24%
  Aegis Group PLC..........................................  51,636 $  133,048
  Asatsu-DK, Inc.#.........................................   1,600     54,700
  Dentsu, Inc..............................................      81    237,082
  Hakuhodo DY Holdings, Inc................................   1,100     86,880
  PagesJaunes Groupe SA....................................   7,659    212,791
  Publicis Groupe#.........................................   8,422    340,214
  WPP Group PLC............................................  72,628    894,474
                                                                    ----------
                                                                     1,959,189
                                                                    ----------
Aerospace/Defense -- 0.49%
  BAE Systems PLC.......................................... 196,123  1,401,236
  Cobham PLC...............................................  68,492    217,077
  European Aeronautic Defense and Space Co.................  14,904    530,992
  Finmeccanica SpA#........................................  18,068    415,878
  Meggitt PLC..............................................  26,434    146,603
  Rolls Royce Group PLC+...................................  96,606    746,249
  Sagem SA#................................................  10,183    224,019
  Thales SA#...............................................   4,722    181,693
  Zodiac SA#...............................................   2,339    129,910
                                                                    ----------
                                                                     3,993,657
                                                                    ----------
Airlines -- 0.33%
  Air France-KLM...........................................   7,400    159,218
  All Nippon Airways Co., Ltd..............................  29,000    107,333
  Auckland International Airport, Ltd.#....................  59,798     79,293
  BAA PLC..................................................  63,785  1,040,040
  British Airways PLC+.....................................  34,520    219,849
  Cathay Pacific Airways, Ltd..............................  62,000    101,584
  Deutsche Lufthansa AG#...................................  13,978    244,407
  Flughafen Wien AG#.......................................     642     47,305
  Iberia Lineas Aereas de Espana SA#.......................  28,789     72,679
  Japan Airlines Corp.+....................................  30,000     79,692
  Qantas Airways, Ltd......................................  57,695    137,053
  Ryanair Holdings PLC+....................................   3,622     30,982
  Ryanair Holdings PLC ADR+#...............................   1,606     78,678
  SAS AB+#.................................................   4,881     53,019
  Singapore Airlines, Ltd..................................  33,739    265,950
                                                                    ----------
                                                                     2,717,082
                                                                    ----------
Apparel & Products -- 0.34%
  Adidas-Salomon AG#.......................................   3,099    614,734
  Benetton Group SpA.......................................   3,880     57,871
  Billabong International, Ltd.#...........................   8,212     90,726
  Burberry Group PLC.......................................  28,825    235,613
  Esprit Holdings, Ltd.....................................  58,500    470,926
  Gunze, Ltd...............................................   9,017     53,883
  Hagemeyer NV+#...........................................  31,513    155,621
  Hermes International#....................................   1,329    328,863
  Luxottica Group SpA......................................   8,380    227,965
  Onward Kashiyama Co., Ltd.#..............................   6,944    102,435
  Puma AG Rudolf Dassier Sport.............................     720    263,067
  Tokyo Style Co., Ltd.....................................   3,000     37,969
  Wacoal Corp..............................................   5,000     73,827
  Yue Yuen Industrial Holdings.............................  30,000     82,268
                                                                    ----------
                                                                     2,795,768
                                                                    ----------
Appliances/Furnishings -- 0.07%
  Electrolux AB#...........................................  17,313    480,333
  Kokuyo Co., Ltd.#........................................   3,562     62,715
  MFI Furniture PLC#.......................................  36,382     78,401
                                                                    ----------
                                                                       621,449
                                                                    ----------
Automotive -- 4.29%
  Aisin Seiki Co., Ltd.....................................  72,700  2,513,245
  Autobacs Seven Co., Ltd..................................   1,255     54,211
  Bridgestone Corp.........................................  30,000    618,610
  Compagnie Generale des Etablissements Michelin, Class B#.   8,753    573,159
  Continental AG...........................................   7,991    872,672

                                                                  Value
                                                      Shares   (Note 3)(1)

      --------------------------------------------------------------------
      Automotive (continued)
        DaimlerChrysler AG#.........................    55,650 $ 2,924,807
        Denso Corp..................................    89,000   3,119,145
        Exedy Corp..................................    49,000   1,663,504
        Fiat SpA+#..................................    33,341     449,001
        GKN PLC.....................................    43,635     221,795
        Honda Motor Co., Ltd........................    35,700   2,358,020
        Inchcape PLC................................    27,816     229,094
        Jardine Cycle & Carriage, Ltd...............     8,059      52,680
        Koyo Seiko Co., Ltd.#.......................     9,000     179,742
        NGK Spark Plug Co., Ltd.....................     8,455     170,148
        NHK Spring Co., Ltd.#.......................   138,000   1,603,446
        Nissan Motor Co., Ltd.......................   102,300   1,240,258
        NOK Corp.#..................................     4,700     144,383
        Peugoet SA#.................................     9,310     591,822
        Pirelli & C. SpA#...........................   173,951     166,557
        Renault SA#.................................    11,307   1,299,784
        Rolls Royce Group PLC....................... 5,056,607       9,882
        Sanden Corp.#...............................     5,803      29,198
        Scania AB...................................     5,881     255,505
        Sumitomo Rubber Industries, Inc.............     8,000     101,456
        Toyoda Gosei Co., Ltd.#.....................     3,000      71,461
        Toyota Motor Corp...........................   217,749  11,674,523
        Trelleborg AB#..............................     4,881      99,617
        USS Co., Ltd................................     1,110      76,848
        Valeo SA#...................................     4,257     163,117
        Volkswagen AG#..............................    10,754     762,467
        Volvo AB, Class A...........................     5,873     281,595
        Volvo AB, Class B#..........................    13,209     644,284
                                                               -----------
                                                                35,216,036
                                                               -----------
      Banks -- 16.10%
        77 Bank, Ltd................................    14,000     104,050
        ABN AMRO Holding NV.........................   109,065   3,016,514
        Allied Irish Banks PLC......................    53,363   1,279,220
        Alpha Bank AE...............................    23,637     590,907
        Australia & New Zealand Banking Group, Ltd..   111,463   2,231,128
        Banca Antonveneta SpA+#(2)..................     5,489     185,406
        Banca Intesa SpA (Virt-x)...................   237,438   1,374,786
        Banca Intesa SpA (Milan)....................    56,929     302,474
        Banca Monte dei Paschi di Siena SpA#........    67,266     392,991
        Banca Popolare di Milano Scarl#.............    24,071     301,472
        Banche Popolari Unite Scpa#.................    21,004     523,878
        Banco Bilbao Vizcaya Argentaria SA..........   207,013   4,290,330
        Banco BPI SA................................    18,560     136,283
        Banco Comercial Portugues SA................   119,320     345,532
        Banco Espirto Santo SA......................     6,411      90,861
        Banco Popolare Di Verona e Novara SCRL#.....    22,701     621,864
        Banco Popular Espanol SA#...................    51,942     760,825
        Banco Santander Central Hispano SA#.........   362,737   5,234,486
        Bank of East Asia, Ltd......................    87,600     332,999
        Bank of Fukuoka, Ltd.#......................    26,145     191,153
        Bank of Ireland.............................    59,314   1,046,881
        Bank of Kyoto, Ltd.#........................    12,000     125,645
        Bank of Yokohama, Ltd.......................    54,000     386,962
        Barclays PLC................................   394,466   4,569,026
        BNP Paribas SA#.............................    50,663   4,722,877
        BOC Hong Kong Holdings, Ltd.................   226,000     435,678
        Capitalia SpA...............................   102,627     850,562
        Chiba Bank, Ltd.#...........................    32,000     290,500
        Close Brothers Group PLC....................     7,976     145,601
        Commerzbank AG#.............................    36,089   1,354,792
        Commonwealth Bank of Australia#.............    78,669   2,567,030
        Credit Agricole SA#.........................    36,565   1,361,586
        Credit Suisse Group#........................    74,109   4,279,041
        Danske Bank A/S.............................    27,209   1,038,787
        DBS Group Holdings, Ltd.....................    68,000     749,031
        Depfa Bank PLC..............................    21,552     348,260
        Deutsche Bank AG#...........................    30,124   3,458,115

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    63
                                       CONTINUED


                                                                  Value
                                                       Shares  (Note 3)(1)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Banks (continued)
      Deutsche Postbank AG#...........................   3,500 $    244,813
      Dexia (Brussels)#...............................  33,486      821,538
      Dexia (Paris)+..................................   1,290           17
      DNB NOR ASA#....................................  40,644      524,252
      EFG Eurobank Ergasias SA........................  14,037      400,966
      Emporiki Bank of Greece SA+.....................   4,832      150,647
      Erste Bank Der Oesterreichischen Sparkassen AG#.  11,283      643,140
      Gunma Bank, Ltd.................................  17,000      128,019
      Hang Seng Bank, Ltd.............................  46,688      584,899
      HBOS PLC........................................ 234,310    4,007,660
      Hokuhoku Financial Group, Inc.#.................  49,177      208,354
      HSBC Holdings PLC............................... 689,816   11,990,225
      Hypo Real Estate Holding AG.....................   8,185      517,450
      Joyo Bank, Ltd..................................  31,723      187,406
      KBC Groep NV....................................  11,185    1,203,309
      Lloyds TSB Group PLC............................ 341,913    3,229,229
      Macquarie Bank, Ltd.#...........................  20,928    1,013,975
      Mediobanca SpA#.................................  29,179      587,704
      Mitsubishi Tokyo Financial Group, Inc...........     695    9,554,740
      Mitsui Trust Holdings, Inc......................  24,000      290,084
      Mizuho Financial Group, Inc.....................     774    6,334,810
      National Australia Bank, Ltd.#..................  97,499    2,599,513
      National Bank of Greece SA......................  16,567      684,861
      Nishi-Nippon City Bank, Ltd.....................  21,000       97,998
      Nordea Bank AB.................................. 131,926    1,592,672
      OKO Bank, Class A#..............................   6,000       89,212
      Oversea-Chinese Banking Corp.#.................. 153,000      611,694
      Overseas Union Enterprise, Ltd..................   3,773       24,180
      Piraeus Bank SA.................................  10,474      311,488
      Raiffeisen International Bank Holding AG+#......   2,150      178,224
      Resona Holdings, Inc............................     206      626,248
      Royal Bank of Scotland Group PLC................ 194,306    6,265,671
      Sanpaolo IMI SpA#...............................  67,819    1,214,678
      Shinsei Bank, Ltd...............................  44,000      294,411
      Shizuoka Bank, Ltd..............................  26,163      276,261
      Skandinaviska Enskilda Banken AB#...............  28,727      685,674
      Societe Generale, Class A+#.....................  21,520    3,310,312
      Sumitomo Mitsui Financial Group, Inc............     517    5,294,014
      Sumitomo Trust & Banking Co., Ltd...............  56,000      542,884
      Suncorp-Metway, Ltd.#...........................  33,796      476,173
      Suruga Bank, Ltd................................  10,000      141,151
      Svenska Handelsbanken AB, Series A#.............  31,660      846,840
      UBS AG#.........................................  63,101    7,136,932
      UniCredito Italiano SpA#........................ 474,769    3,621,868
      United Overseas Bank, Ltd.#.....................  70,000      661,536
      Westpac Banking Corp.#.......................... 111,777    1,947,545
      Wing Hang Bank, Ltd.............................  11,245      100,557
                                                               ------------
                                                                132,293,367
                                                               ------------
    Beverages -- 1.37%
      Asahi Breweries, Ltd.#..........................  16,695      245,402
      C&C Group PLC (Dublin)..........................  16,816      144,370
      Carlsberg A/S, Class B#.........................   1,974      138,306
      Coca Cola Hellenic Bottling Co. SA..............   6,551      206,982
      Coca-Cola Amatil, Ltd.#.........................  31,950      169,074
      Coca-Cola West Japan Co., Ltd.#.................   1,900       44,449
      Diageo PLC...................................... 176,309    2,892,000
      Foster's Group, Ltd.#........................... 122,886      495,026
      Fraser and Neave, Ltd...........................  11,146      136,040
      Heineken NV.....................................  14,956      598,049
      InBev NV........................................  11,105      533,966
      Ito En, Ltd.#...................................   2,700       88,193
      Kirin Brewery Co., Ltd.......................... 184,937    2,958,652
      Lion Nathan, Ltd.#..............................  17,939      104,398
      Pernod-Ricard SA#...............................   4,575      892,906
      SABMiller PLC...................................  54,812    1,023,031
      Sapporo Holdings, Ltd.#.........................  13,000       63,893
      Scottish & Newcastle PLC........................  48,591      450,324

                                                                 Value
                                                      Shares  (Note 3)(1)

      -------------------------------------------------------------------
      Beverages (continued)
        Takara Holdings, Inc.#.......................   8,794 $    52,980
                                                              -----------
                                                               11,238,041
                                                              -----------
      Broadcasting -- 0.33%
        Antena 3 de Television SA#...................   4,749     117,227
        British Sky Broadcasting Group PLC...........  72,583     721,534
        Fuji Television Network, Inc.................      22      49,365
        ITV PLC...................................... 250,777     497,119
        Mediaset SpA#................................  46,874     543,732
        Modern Times Group AB, Class B+#.............   3,065     156,492
        Premiere AG+#................................   4,005      58,008
        Sky Network Television, Ltd.#................  11,878      42,023
        Societe Television Francaise 1#..............   7,187     237,552
        Sogecable SA+#...............................   2,446      78,151
        Tandberg Television ASA+#....................   4,794      87,441
        Television Broadcasts, Ltd...................  17,926     103,058
                                                              -----------
                                                                2,691,702
                                                              -----------
      Building Materials -- 1.67%
        Amec PLC.....................................  20,316     137,906
        Asahi Glass Co., Ltd.#.......................  45,249     603,626
        Boral, Ltd.#.................................  35,711     246,138
        Bouygues SA#.................................  12,364     671,883
        Central Glass Co., Ltd.#.....................   8,000      47,369
        Cimpor Cimentos de Portugal SA...............  12,308      85,009
        Compagnie de Saint-Gobain#...................  18,970   1,328,594
        CRH PLC......................................  32,614   1,100,693
        CSR, Ltd.....................................  55,700     151,268
        Daikin Industries, Ltd.#.....................  10,710     351,248
        Fletcher Building, Ltd.......................  28,478     164,765
        FLS Industries A/S...........................   2,304      91,489
        Fomento de Construcciones y Contratas SA.....   2,790     214,205
        Geberit AG...................................     241     262,274
        Hanson PLC...................................  44,117     538,835
        Holcim, Ltd..................................  11,229     880,441
        Imerys SA....................................   1,951     156,512
        Italcementi SpA#.............................   4,326     105,073
        James Hardie Industries NV...................  28,217     180,664
        JS Group Corp................................  11,975     252,692
        Kawasaki Heavy Industries, Ltd.#.............  55,842     188,219
        Kingspan Group PLC...........................   7,188     128,582
        Lafarge SA+#.................................  10,719   1,288,017
        Matsushita Electric Works, Ltd...............  15,000     174,534
        Mitsui Engineering & Shipbuilding Co., Ltd.#.  32,668      97,685
        New World Development, Ltd................... 153,000     245,333
        Nippon Sheet Glass Co., Ltd.#................  19,067     100,407
        Nishimatsu Construstion Co., Ltd.#...........  11,571      46,002
        NKT Holding A/S#.............................   1,228      77,451
        Obayashi Corp................................  26,861     191,100
        Okumura Corp.#...............................   8,977      50,031
        Pilkington PLC...............................  64,266     196,799
        Rinker Group, Ltd............................  56,323     797,935
        Rinnai Corp..................................   1,600      47,894
        Sanwa Shutter Corp...........................   8,000      51,307
        SembCorp Industries, Ltd.....................  53,360     101,665
        Skanska AB...................................  22,932     357,004
        Sonae Industria SA+..........................   3,900      32,135
        Sumitomo Osaka Cement Co., Ltd...............  17,796      59,398
        Taiheiyo Cement Corp.#.......................  38,000     160,753
        Taisei Corp..................................  40,384     154,762
        Technical Olympic SA.........................   4,858      25,195
        Titan Cement Co. SA..........................   3,510     183,750
        Toda Corp.#..................................   9,683      44,941
        Travis Perkins PLC...........................   7,010     200,062
        Uponor Oyj...................................   3,720     107,843
        Wienerberger AG#.............................   3,849     197,279
        Wolseley PLC.................................  36,160     842,702
                                                              -----------
                                                               13,719,469
                                                              -----------

 64    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                                       Value
                                                            Shares  (Note 3)(1)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Chemical -- 2.12%
   Akzo Nobel NV...........................................  16,596 $   896,198
   Asahi Kasei Corp........................................  54,549     352,524
   BASF AG.................................................  32,784   2,668,253
   BOC Group PLC...........................................  30,678     899,066
   Ciba Specialty Chemicals AG.............................   4,108     239,238
   Clariant AG+#...........................................  14,051     211,617
   Daicel Chemical Industries, Ltd.........................  13,427     104,719
   Dainippon Ink and Chemicals, Inc.#......................  29,180     112,304
   Denki Kagaku Kogyo Kabushiki Kaisha.....................  21,226      95,879
   Hitachi Chemical Co., Ltd...............................   4,700     128,700
   Imperial Chemical Industries PLC........................  72,741     487,393
   Ishihara Sangyo Kaisha, Ltd.+...........................  14,000      26,620
   Johnson Matthey PLC.....................................  13,403     338,172
   JSR Corp.#..............................................   8,100     214,146
   Kaneka Corp.............................................  13,081     127,012
   Kansai Paint Co., Ltd.#.................................  11,000      98,875
   Kingboard Chemicals Holdings, Ltd.......................  33,500      87,381
   Koninklijke DSM NV......................................   9,247     392,288
   L'Air Liquide SA#.......................................   6,657   1,383,831
   Lonza Group AG..........................................   2,311     157,813
   Mitsubishi Chemical Holdings Corp.......................  53,000     350,777
   Mitsubishi Gas Chemical Co., Inc........................ 206,864   2,545,994
   Mitsui Chemicals, Inc.#.................................  29,000     205,245
   Nippon Kayaku Co., Ltd.#................................   8,000      68,500
   Nippon Shokubai Co., Ltd................................   6,502      81,825
   Nissan Chemical Industries, Ltd.#.......................   8,000     111,282
   Nitto Denko Corp.#......................................   7,407     570,722
   Orica, Ltd.#............................................  18,755     333,137
   Sekisui Chemical Co., Ltd...............................  20,925     179,081
   Shin-Etsu Chemical Co., Ltd.............................  17,526     992,497
   Showa Denko K.K.#.......................................  46,798     201,450
   Solvay SA...............................................   3,879     438,644
   Sumitomo Bakelite Co., Ltd.#............................   9,000      85,401
   Sumitomo Chemical Co., Ltd..............................  67,000     580,401
   Syngenta AG+............................................   6,528     898,205
   Taiyo Nippon Sanso Corp.#...............................  12,000      97,466
   Tokuyama Corp...........................................  10,000     153,593
   Tosoh Corp..............................................  22,718      98,558
   Ube Industries, Ltd.....................................  40,463     125,800
   Yara International ASA#.................................  12,486     170,509
   Zeon Corp...............................................   8,000     109,057
                                                                    -----------
                                                                     17,420,173
                                                                    -----------
 Commercial Services -- 2.06%
   ABB, Ltd................................................ 121,060   1,530,317
   Abertis Infraestructuras SA#............................  13,236     317,173
   Acciona SA#.............................................   1,746     281,940
   ACS, Actividades de Construccion y Servicios SA.........  15,080     601,224
   Aggreko PLC.............................................  15,556      77,066
   Ansell, Ltd.............................................   8,790      64,992
   Autostrade SpA#.........................................  17,452     506,810
   Balfour Beatty PLC......................................  26,065     163,577
   Benesse Corp............................................   2,914     107,051
   Brambles Industries PLC.................................  44,293     359,677
   Brambles Industries, Ltd.#..............................  59,346     479,341
   Brisa-Auto Estradas de Portugal SA......................  20,147     210,393
   Bunzl PLC...............................................  21,062     241,616
   Canon Sales Co., Inc.#..................................   4,000      85,244
   Cap Gemini SA...........................................   7,625     418,486
   Cheung Kong Infrastructure Holdings, Ltd................  27,636      81,645
   Chiyoda Corp.#.......................................... 106,000   2,102,620
   Cintra Concesiones de Infrastructuras de Transporte SA#.  11,994     154,442
   COMSYS Holdings Corp....................................   5,737      68,205
   Cookson Group PLC.......................................  11,583     107,810
   Dai Nippon Printing Co., Ltd............................  29,000     481,274
   Davis Service Group PLC.................................  10,318      86,098
   De La Rue PLC...........................................  10,174      99,815
   Downer EDI, Ltd.........................................  17,967     115,082

                                                                Value
                                                     Shares  (Note 3)(1)

        ----------------------------------------------------------------
        Commercial Services (continued)
          Group 4 Securicor PLC.....................  69,656 $   227,595
          Grupo Ferrovial SA#.......................   3,853     304,909
          Hays PLC..................................  92,721     278,706
          Hellenic Technodomiki Tev SA..............   7,268      68,375
          Hochtief AG...............................   3,632     213,648
          Intertek Group PLC........................   9,480     122,577
          Itochu Techno-Science Corp................   1,300      59,922
          JGC Corp.#................................   9,282     139,748
          Kajima Corp.#.............................  40,000     197,926
          Kinden Corp...............................   6,036      54,406
          Kone Oyj..................................   4,634     201,789
          Leighton Holdings, Ltd....................   8,463     110,536
          Li & Fung, Ltd............................ 116,600     238,819
          Linde AG#.................................   5,099     421,755
          Macquarie Infrastructure Group............ 146,857     375,743
          Marubeni Corp.............................  60,000     328,832
          Mitsubishi Logistics Corp.#...............   5,000      75,690
          Multiplex Group...........................  38,343      90,618
          Nichii Gakkan Co.#........................   1,000      20,375
          Rank Group PLC............................  38,186     147,853
          Rentokil Initial PLC...................... 110,715     300,277
          Securitas AB#.............................  17,904     341,968
          SembCorp Marine, Ltd.#....................  31,000      57,858
          Serco Group PLC...........................  28,289     166,538
          SGS SA#...................................     262     260,562
          Shimizu Corp.#............................  26,559     154,497
          Singapore Post, Ltd.......................  82,000      55,180
          Singapore Technologies Engineering, Ltd...  81,000     145,584
          Smiths Group PLC..........................  34,463     571,632
          Societe des Autoroutes Paris-Rhin-Rhone+#.   1,381     111,498
          Takuma Co., Ltd.#.........................   3,066      22,405
          TIS, Inc..................................   1,668      44,148
          Toppan Printing Co., Ltd..................  25,477     320,248
          Toyo Seikan Kaisha, Ltd.#.................   7,426     138,047
          Toyota Tsusho Corp.#......................   8,000     194,769
          Transurban Group#.........................  48,345     243,215
          Vinci SA#.................................  12,234   1,124,125
          Wihlborgs Fastigheter AB..................   1,930      31,075
          YIT Oyj...................................   7,566     191,987
                                                             -----------
                                                              16,897,333
                                                             -----------
        Conglomerates -- 1.52%
          Amano Corp.#..............................   2,648      41,463
          DCC PLC...................................   4,912     115,246
          Futuris Corp., Ltd.#......................  32,429      53,583
          Groupe Bruxelles Lambert SA#..............   4,503     487,809
          Haw Par Corp., Ltd........................   6,429      22,511
          Hutchison Whampoa, Ltd.................... 130,000   1,184,032
          Invensys PLC+............................. 347,217     150,961
          Itochu Corp...............................  68,000     583,090
          Keppel Corp., Ltd.........................  33,000     283,205
          LVMH Moet Hennessy Louis Vuitton SA#......  14,955   1,470,013
          Mitsubishi Corp...........................  60,701   1,298,286
          Noble Group, Ltd.#........................  58,000      37,320
          Patrick Corp., Ltd.#......................  40,322     267,838
          Siemens AG................................  48,950   4,212,258
          Sumitomo Corp.............................  48,000     630,981
          Swire Pacific, Ltd........................  56,816     536,714
          Tomkins PLC...............................  47,201     248,896
          Wesfarmers, Ltd.#.........................  23,079     603,291
          Wharf Holdings, Ltd.......................  75,000     267,459
                                                             -----------
                                                              12,494,956
                                                             -----------
        Consumer Service -- 0.01%
          Getronics NV#.............................   7,525      89,365
                                                             -----------
        Drugs -- 6.86%
          Alfresa Holdings Corp.....................   1,200      75,688

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    65
                                       CONTINUED


                                                                Value
                                                     Shares  (Note 3)(1)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Drugs (continued)
          Astellas Pharma, Inc......................  24,600 $   976,171
          AstraZeneca PLC...........................  96,741   5,111,837
          Bayer AG#.................................  40,129   1,802,549
          Celesio AG................................   2,337     223,962
          Chugai Pharmaceutical Co., Ltd............  87,536   1,897,027
          CSL, Ltd..................................  11,036     430,390
          Daiichi Sankyo Co., Ltd...................  29,700     813,673
          Eisai Co., Ltd............................  43,406   1,984,426
          Elan Corp. PLC+...........................  26,044     492,678
          GlaxoSmithKline PLC....................... 355,698   9,840,794
          H. Lundbeck AS#...........................   3,568      78,540
          Kaken Pharmaceutical Co., Ltd.#...........   4,214      31,276
          Kyowa Hakko Kogyo Co., Ltd................  15,265     104,525
          Mayne Group, Ltd.#........................  39,112      92,763
          Mayne Pharma, Ltd.+#......................  38,801      78,612
          MEDICEO Holdings Co., Ltd.#...............   7,000     134,146
          Merck KGaA+...............................   2,962     304,007
          Novartis AG............................... 142,144   7,880,629
          Novo-Nordisk A/S..........................  14,672     907,982
          Omega Pharma SA...........................   1,209      82,213
          Orion Oyj, Class B........................   4,876     101,786
          Roche Holding AG#.........................  42,891   6,676,667
          Sanofi-Aventis#...........................  63,905   6,022,230
          Santen Pharmaceutical Co., Ltd.#..........   3,400      85,167
          Schering AG#..............................  10,077   1,099,969
          Serono SA#................................     329     208,621
          Shionogi & Co., Ltd.#.....................  13,507     245,033
          Suzuken Co., Ltd#.........................   2,800     115,830
          Taisho Pharmaceutical Co., Ltd.#..........   7,000     128,836
          Takeda Pharmaceutical Co., Ltd............  79,200   5,152,913
          Tanabe Seiyaku Co.........................  11,000     135,509
          Tsumura & Co..............................  92,000   2,759,587
          UCB SA....................................   5,345     279,188
                                                             -----------
                                                              56,355,224
                                                             -----------
        Electronics/Electrical Equipment -- 4.51%
          Advantest Corp.#..........................   3,310     338,208
          Alps Electric Co., Ltd....................   7,849     103,581
          Anritsu Corp.#............................   5,000      29,663
          Bang & Olufsen AS.........................     692      81,372
          Barco NV..................................     690      61,273
          Canon, Inc................................  66,200   4,612,914
          Dainippon Screen Manufacturing Co., Ltd.#.  10,401     103,018
          Electrocomponents PLC.....................  26,573     125,832
          Epcos AG+#................................   2,990      44,306
          Fanuc, Ltd................................  27,100   2,420,272
          Fuji Electric Holdings Co., Ltd...........  24,000     129,069
          Fujikura, Ltd.#...........................  14,000     159,262
          Furukawa Electric Co., Ltd.#..............  28,000     180,604
          Gamesa Corp. Tecnologica SA#..............  10,397     217,132
          GN Store Nord AS#.........................  13,322     149,522
          Hirose Electric Co., Ltd..................   1,381     178,938
          Hitachi Cable, Ltd.#......................   8,000      37,795
          Hitachi, Ltd.............................. 144,849     984,596
          Ibiden Co., Ltd.#.........................   5,900     296,024
          Johnson Electric Holdings, Ltd............  90,000      63,420
          Keyence Corp..............................   1,500     384,755
          Koninklijke Philips Electronics NV#.......  80,347   2,529,410
          Kyocera Corp..............................   7,343     615,389
          Mabuchi Motor Co., Ltd.#..................   1,300      76,421
          Matsushita Electric Industrial Co., Ltd... 189,000   4,113,232
          Minebea Co., Ltd.#........................  16,125      96,883
          Mitsubishi Electric Corp..................  87,000     713,192
          Mitsumi Electric Co., Ltd.#...............   3,000      36,992
          Murata Manufacturing Co., Ltd.............   9,173     598,572
          National Grid PLC......................... 165,542   1,877,835
          NEC Corp..................................  91,441     551,103
          Neopost SA................................   1,953     209,460

                                                                Value
                                                     Shares  (Note 3)(1)

        ----------------------------------------------------------------
        Electronics/Electrical Equipment (continued)
          NGK Insulators, Ltd.#.....................  12,537 $   149,195
          Nippon Electric Glass Co., Ltd............   8,000     174,656
          OCE NV#...................................   4,795      75,696
          Oki Electric Industry Co., Ltd.#..........  24,000      60,211
          Omron Corp................................   9,684     264,615
          Pioneer Corp.#............................   7,011     116,558
          Premier Farnell PLC.......................  22,164      80,300
          Ricoh Co., Ltd............................  30,000     589,725
          Sanyo Electric Co., Ltd.#.................  72,000     174,382
          Schneider Electric SA#....................  13,809   1,432,575
          Secom Co., Ltd............................   9,159     462,649
          Seiko Epson Corp.#........................   4,800     128,866
          Sharp Corp.#..............................  42,330     710,564
          SMC Corp..................................   2,400     336,563
          Sony Corp.#...............................  94,262   4,253,484
          Stanley Electric Co., Ltd.................   6,900     150,485
          Sumco Corp................................  46,000   2,759,704
          Sumitomo Electric Industries, Ltd.#.......  32,587     469,106
          Taiyo Yuden Co.#..........................   5,000      65,776
          TDK Corp..................................   5,400     439,972
          Thomson+#.................................  15,851     300,593
          Toshiba Corp.#............................ 130,618     885,463
          Ushio, Inc................................   5,100     109,149
          Venture Corp, Ltd.........................  15,000     107,858
          Vestas Wind Systems A/S+..................  11,112     286,747
          Yamaha Corp.#.............................   7,951     163,689
          Yaskawa Electric Corp.....................   8,000      87,992
          Yokogawa Electric Corp....................   9,300     136,151
                                                             -----------
                                                              37,092,769
                                                             -----------
        Financial Services -- 2.36%
          3I Group PLC..............................  33,667     558,840
          Acom Co., Ltd.............................   3,249     192,786
          Aeon Credit Service Co., Ltd..............   4,000     107,059
          Aiful Corp................................   2,850     157,919
          Amvescap PLC..............................  44,629     432,806
          Australian Stock Exchange, Ltd.#..........   6,272     144,838
          Babcock & Brown, Ltd.#....................   9,164     139,643
          Banca Fideuram SpA#.......................  17,955      98,275
          Cattles PLC...............................  20,071     131,398
          Challenger Financial Services Group, Ltd..  24,602      61,210
          Credit Saison Co., Ltd....................   7,254     365,924
          D. Carnegie & Co. AB......................   2,773      55,828
          Daiwa Securities Group, Inc.#.............  57,045     714,123
          Deutsche Boerse AG#.......................   6,143     798,215
          Euronext NV...............................   5,153     442,507
          Fortis#...................................  71,489   2,610,170
          Hellenic Exchanges SA.....................   2,793      53,587
          Hitachi Capital Corp......................   2,300      41,414
          Hong Kong Exchanges & Clearing, Ltd.......  64,000     430,303
          ICAP PLC..................................  29,632     273,283
          Irish Life & Permanent PLC................  16,505     397,600
          Jafco Co., Ltd.#..........................   1,500      85,100
          London Stock Exchange Group PLC...........  13,103     271,036
          Macquarie Airports........................  39,247      90,159
          Man Group PLC.............................  17,982     785,994
          Mitsubishi SecuritiesCo., Ltd.#...........  14,000     199,993
          MLP AG#...................................   3,647      81,393
          Nikko Cordial Corp........................  37,000     548,612
          Nomura Holdings, Inc...................... 190,100   3,752,732
          OMX AB#...................................   4,637      79,566
          ORIX Corp.................................  11,800   3,409,480
          Perpetual Trustees Australia, Ltd.........   2,471     126,151
          Promise Co., Ltd.#........................   3,950     237,318
          Provident Financial PLC...................  15,595     177,367
          Sampo Oyj.................................  24,208     465,720
          Schroders PLC.............................   7,582     145,071
          SFCG Co., Ltd.#...........................     260      57,130

 66    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                                 Value
                                                      Shares  (Note 3)(1)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Financial Services (continued)
        SFE Corp., Ltd...............................   8,187 $    96,706
        Shinko Securities Co., Ltd...................  23,000     112,055
        Singapore Exchange, Ltd.#....................  45,000     110,335
        Takefuji Corp................................   5,000     313,909
        Tower, Ltd.+#................................  17,541      36,434
        Yamaichi Securities Co., Ltd. ADR+#(2)(8)(9).   6,000           0
                                                              -----------
                                                               19,389,989
                                                              -----------
      Foods -- 2.40%
        Ajinomoto Co., Inc...........................  26,807     318,663
        Ariake Japan Co., Ltd.#......................     900      21,550
        Axfood AB....................................   1,869      51,456
        Cadbury Schweppes PLC........................ 127,206   1,216,971
        Casino Guichard Perrachon SA#................   2,364     180,850
        Colruyt SA...................................     970     149,280
        Compass Group PLC............................ 131,586     581,928
        Danisco A/S#.................................   3,055     248,173
        Delhaize Group#..............................   4,336     277,340
        East Asiatic Co., Ltd. A/S#..................   1,158      46,324
        Ebro Puleva SA#..............................   5,167     101,047
        Fyffes PLC...................................  19,148      35,336
        Greencore Group PLC..........................   9,545      48,310
        Groupe Danone#...............................  14,518   1,751,867
        House Foods Corp.#...........................   3,283      51,942
        Iaws Group PLC...............................   6,485     114,838
        Katokichi Co., Ltd...........................   5,609      49,745
        Kerry Group PLC..............................   7,996     179,295
        Kesko Oyj, Class B...........................   3,949     156,152
        Kikkoman Corp.#..............................   7,531      96,246
        Meiji Dairies Corp.#.........................  11,000      77,168
        Meiji Seika Kaisha, Ltd.#....................  13,975      68,131
        Nestle SA#...................................  24,635   7,349,774
        Nichirei Corp................................  12,213      66,757
        Nippon Meat Packers, Inc.#...................   8,000     101,433
        Nisshin Seifun Group, Inc....................   8,963      96,911
        Nissin Food Products Co., Ltd................   4,055     141,782
        Olam International, Ltd......................  38,000      36,513
        Orkla ASA....................................  11,617     574,663
        QP Corp.#....................................   4,600      43,312
        Royal Numico NV..............................  10,429     463,081
        Sodexho Alliance SA#.........................   5,825     260,304
        Suedzucker AG................................   4,047      99,900
        Tate & Lyle PLC..............................  29,732     317,524
        Toyo Suisan Kaisha, Ltd.#....................   4,000      66,340
        Unilever NV.................................. 104,685   2,369,120
        Unilever PLC.................................  75,370   1,684,539
        Want Want Holdings, Ltd......................  24,000      32,142
        Yakult Honsha Co., Ltd.#.....................   4,858     117,717
        Yamazaki Baking Co., Ltd.....................   5,513      46,481
                                                              -----------
                                                               19,690,905
                                                              -----------
      Freight -- 1.18%
        A/S Dampskibsselskabet Torm#.................     913      39,563
        AP Moller -- Maersk A/S#.....................      73     590,115
        Arriva PLC...................................  12,019     121,062
        Associated British Ports Holdings PLC........  18,411     265,190
        Buhrmann NV#.................................   7,114     110,360
        Cargotec Corp................................   2,331     106,528
        ComfortDelGro Corp., Ltd.#................... 108,000     100,198
        Compangie Maritime Belge SA#.................   1,069      27,892
        Cosco Corp.#.................................  47,000      38,112
        Deutsche Post AG#............................  39,336   1,066,714
        Deutsche Post AG(7)..........................   4,152     111,907
        DSV AS#......................................   1,229     202,074
        Euronav NV#..................................   1,123      29,067
        Firstgroup PLC...............................  24,038     180,197
        Frontline, Ltd.#.............................   3,196     103,866
        Kamigumi Co., Ltd............................  12,135      98,670

                                                                Value
                                                     Shares  (Note 3)(1)

        ----------------------------------------------------------------
        Freight (continued)
          Kawasaki Kisen Kaisha, Ltd.#..............  22,631 $  141,859
          Kuehne & Nagel International AG...........   3,250    242,575
          Mitsui & Co., Ltd.#....................... 239,331  3,414,004
          Mitsui OSK Lines, Ltd.#...................  49,000    344,594
          National Express Group PLC................   8,260    123,246
          Neptune Orient Lines, Ltd.................  32,000     38,928
          Nippon Express Co., Ltd...................  36,879    185,402
          Nippon Yusen Kabushiki Kaisha#............  47,000    306,498
          Orient Overseas International, Ltd........  13,483     50,198
          Seino Transportation Co., Ltd.#...........   7,893     82,663
          Sojitz Holdings Corp.+#...................  15,400     69,191
          Stagecoach Group PLC......................  52,589    100,054
          Stolt-Nielsen SA#.........................   2,398     62,153
          Toll Holdings, Ltd.#......................  15,185    168,354
          TPG NV....................................  25,250    929,296
          Yamato Transport Co., Ltd.................  16,923    286,969
                                                             ----------
                                                              9,737,499
                                                             ----------
        Hardware & Tools -- 0.02%
          Makita Corp...............................   5,100    159,666
                                                             ----------
        Healthcare -- 0.59%
          Alliance Unichem PLC......................  15,457    267,547
          Boots Group PLC#..........................  29,653    391,012
          Capio AB+#................................   4,984     91,367
          DCA Group, Ltd.#..........................  26,004     53,312
          Essilor International SA#.................   5,963    600,265
          Fisher & Paykel Healthcare Corp.#.........  29,537     84,725
          Gambro AB, Class A#.......................  10,596    164,912
          Gambro AB, Class B........................   5,932     92,735
          Hoya Corp.................................  70,300  2,711,472
          Parkway Holdings, Ltd.....................  36,000     54,261
          Phonak Holding AG#........................   2,597    149,204
          SSL International PLC.....................  11,571     60,762
          William Demant Holding+#..................   1,616    121,820
                                                             ----------
                                                              4,843,394
                                                             ----------
        Heavy Duty Trucks/Parts -- 0.02%
          Hino Motors, Ltd.#........................  12,000     69,722
          Nokian Renkaat Oyj#.......................   6,255     93,551
                                                             ----------
                                                                163,273
                                                             ----------
        Home Builders -- 0.44%
          Barratt Developments PLC..................  14,774    253,704
          Bellway PLC...............................   6,912    145,684
          Berkeley Group Holdings PLC+..............   6,638    137,785
          Bovis Homes Group PLC.....................   7,288    111,757
          Daiwa House Industry Co., Ltd.#...........  22,070    351,599
          Persimmon PLC.............................  17,080    383,315
          Sekisui House, Ltd........................ 125,000  1,770,017
          Taylor Woodrow PLC........................  34,959    219,720
          Wimpey George PLC.........................  24,142    208,871
                                                             ----------
                                                              3,582,452
                                                             ----------
        Hospital Supplies -- 0.10%
          Elekta AB#................................   5,339     85,094
          Fresenius Medical Care AG#................   3,858    432,140
          Terumo Corp...............................   7,600    270,039
                                                             ----------
                                                                787,273
                                                             ----------
        Household Products -- 0.60%
          Aderans Co., Ltd..........................   1,700     47,070
          Beiersdorf AG.............................   1,026    147,253
          Fisher & Paykel Appliances Holdings, Ltd..  15,323     42,701
          Givaudan SA#..............................     407    329,519
          Kao Corp..................................  23,000    576,456
          Kose Corp.................................   1,530     51,463
          L'Oreal SA#...............................  18,098  1,619,907
          Oriflame Cosmetics SA SDR.................   1,856     62,911

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    67
                                       CONTINUED


                                                               Value
                                                    Shares  (Note 3)(1)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Household Products (continued)
           Pacific Brands, Ltd.#...................  30,708 $   48,974
           Reckitt Benckiser PLC...................  37,451  1,376,295
           Shiseido Co., Ltd.#.....................  16,000    287,368
           Societe BIC SA#.........................   1,842    123,338
           Toto, Ltd.#.............................  12,771    129,403
           Uni-Charm Corp..........................   1,900    105,874
                                                            ----------
                                                             4,948,532
                                                            ----------
         Human Resources -- 0.16%
           Adecco SA#..............................   7,998    511,210
           Capita Group PLC........................  39,812    339,366
           Goodwill Group, Inc.#...................      57     46,653
           Meitec Corp.#...........................   1,616     51,131
           Randstad Holdings NV....................   2,824    173,727
           Vedior NV#..............................  10,310    221,063
                                                            ----------
                                                             1,343,150
                                                            ----------
         Information Processing - Hardware -- 0.11%
           Casio Computer Co., Ltd.#...............   9,792    168,611
           Logitech International SA+..............   4,971    201,146
           Net One Systems Co., Ltd.#..............      24     48,161
           Nidec Corp.#............................   4,860    366,723
           Wincor Nixdorf AG.......................     959    127,916
                                                            ----------
                                                               912,557
                                                            ----------
         Information Processing - Services -- 0.37%
           Atos Origin SA+.........................   4,110    282,851
           Computershare, Ltd......................  23,648    139,037
           CSK Corp.#..............................   3,000    140,681
           E*Trade Securities Co., Ltd.#...........      50     74,688
           eAccess, Ltd.#..........................      56     33,851
           Index Corp.#............................      47     50,343
           Indra Sistemas SA.......................   7,955    155,366
           LogicaCMG PLC...........................  69,964    226,067
           Matsui Securities Co., Ltd.#............   4,900     54,463
           NTT Data Corp...........................      57    243,367
           Obic Co., Ltd.#.........................     350     72,314
           Rakuten, Inc.#..........................     294    209,014
           Softbank Corp.#.........................  33,400    811,025
           Tietoenator Oyj#........................   4,788    136,100
           WM-data AB#.............................  19,367     58,160
           Yahoo! Japan Corp.#.....................     684    363,240
                                                            ----------
                                                             3,050,567
                                                            ----------
         Information Processing - Software -- 0.66%
           Business Objects SA+#...................   4,028    118,186
           Dassault Systemes SA#...................   3,476    181,520
           Fuji Soft ABC, Inc.#....................   1,400     45,254
           Hitachi Software Engineering Co., Ltd.#.   1,500     25,094
           iSOFT Group PLC.........................  13,357     21,923
           Misys PLC...............................  29,377     98,779
           Nihon Unisys, Ltd.......................  90,000  1,412,536
           Nomura Research Instutute, Ltd..........   1,100    131,583
           Oracle Corp. Japan#.....................   1,500     66,762
           Sage Group PLC..........................  78,463    340,101
           SAP AG#.................................  13,517  2,838,061
           Telelogic AB+#..........................  14,716     35,018
           Trend Micro, Inc.#......................   4,000    138,520
                                                            ----------
                                                             5,453,337
                                                            ----------
         Insurance -- 4.04%
           Aegon NV#...............................  87,856  1,465,106
           Alleanza Assicurazioni SpA#.............  25,835    300,341
           Allianz AG..............................  23,549  3,662,865
           AMP, Ltd.#.............................. 114,158    754,792
           Assicurazioni Generali SpA#.............  58,425  2,126,157
           Aviva PLC............................... 146,039  2,026,706
           Axa#....................................  91,442  3,176,145

                                                                  Value
                                                       Shares  (Note 3)(1)

     ---------------------------------------------------------------------
     Insurance (continued)
       AXA Asia Pacific Holdings, Ltd.................  53,180 $   240,675
       Britannic Group PLC............................  12,123     154,991
       CNP Assurances#................................   2,116     209,871
       Corp. Mapfre SA#...............................   6,564     127,447
       Friends Provident PLC.......................... 117,537     389,856
       ING Groep NV#.................................. 114,408   4,474,127
       Insurance Australia Group, Ltd.#...............  97,360     383,152
       Legal & General Group PLC...................... 397,135     950,780
       Mediolanum SpA#................................  15,542     109,787
       Millea Holdings, Inc...........................      66   1,172,065
       Mitsui Sumitomo Insurance Co., Ltd.............  53,996     665,708
       Munchener Rueckversicherungs AG................  11,913   1,613,417
       Old Mutual PLC................................. 333,200   1,047,351
       Prudential PLC................................. 147,973   1,623,094
       QBE Insurance Group, Ltd.......................  47,446     766,098
       Royal & Sun Alliance Insurance Group........... 179,068     431,831
       SCOR#..........................................  50,272     119,164
       Sompo Japan Insurance, Inc.....................  38,000     486,873
       Storebrand ASA.................................  14,197     153,612
       Swiss Re#......................................  20,818   1,462,039
       T&D Holdings, Inc..............................  10,559     742,061
       Topdanmark A/S+#...............................   1,156     159,448
       TrygVesta AS#..................................   1,700     102,198
       Wiener Stadtische Allgemeine Versicherung AG+#.   1,950     120,511
       Zurich Financial Services AG+#.................   8,791   1,987,889
                                                               -----------
                                                                33,206,157
                                                               -----------
     Investment Company -- 0.03%
       Macquarie Communications Infrastructure Group#.  20,492      83,227
       SBI Holdings, Inc.#............................     346     158,737
                                                               -----------
                                                                   241,964
                                                               -----------
     Leisure & Tourism -- 0.96%
       Accor SA#......................................  11,988     703,071
       Amer Group#....................................   4,394      90,492
       Aristocrat Leisure, Ltd.#......................  18,714     190,915
       Autogrill SpA#.................................   6,990     109,403
       Carnival PLC...................................  10,415     423,116
       Creative Technology, Ltd.#.....................   3,400      19,257
       EMI Group PLC..................................  48,281     246,557
       Enterprise Inns PLC............................  21,117     368,504
       First Choice Holidays PLC......................  27,399     110,179
       Hyatt Regency SA...............................   2,572      36,259
       Intercontinental Hotels Group PLC..............  26,512     451,522
       Konami Corp.#..................................   4,161      97,125
       Kuoni Reisen Holding+..........................     173      94,624
       Ladbrokes PLC..................................  34,497     256,483
       Lottomatica SpA#...............................   1,902      70,545
       Mitchells & Butlers PLC........................  29,524     275,576
       Namco Bandai Holdings, Inc.#...................   9,418     138,015
       NH Hoteles SA#.................................   4,744      78,731
       Nintendo Co., Ltd..............................   4,400     748,735
       OPAP SA........................................  13,627     463,394
       Oriental Land Co., Ltd.#.......................   2,271     132,521
       Paddy Power PLC................................   2,768      52,142
       Punch Taverns PLC..............................  15,990     256,401
       Sankyo Co., Ltd................................   2,300     151,824
       Sega Sammy Holdings, Inc.......................   6,400     256,461
       Shangri-La Asia, Ltd...........................  70,000     136,044
       Shimano, Inc...................................   3,440     103,610
       Sky City Entertainment Group, Ltd.#............  25,578      86,763
       Skylark Co., Ltd.#.............................   3,800      74,323
       TABCORP Holdings, Ltd.#........................  32,047     367,745
       Toho Co., Ltd..................................   6,500     116,510
       TUI AG#........................................  13,750     278,845
       UNiTAB, Ltd.#..................................   7,328      80,611
       Whitbread PLC..................................  15,753     309,090
       William Hill PLC...............................  23,492     270,460
       Yamaha Motor Co., Ltd..........................   8,500     229,153
                                                               -----------
                                                                 7,875,006
                                                               -----------

 68    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                                   Value
                                                        Shares  (Note 3)(1)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Machinery -- 2.21%
       Alfa Laval AB#..................................   5,776 $   175,841
       Alstom RGPT+....................................   6,711     569,606
       Amada Co., Ltd..................................  15,863     162,485
       Andritz AG......................................     556      88,694
       Atlas Copco AB, Series A#.......................  20,403     553,385
       Atlas Copco AB, Series B........................  12,763     318,784
       BBA Group PLC...................................  29,625     136,458
       Disco Corp......................................  40,000   2,304,696
       Ebara Corp.#....................................  14,000      63,942
       FKI PLC.........................................  35,544      71,473
       Glory, Ltd......................................   2,700      55,568
       Heidelberger Druckmaschien AG...................   3,146     143,324
       Hitachi Construction Machinery Co., Ltd.#.......   4,500     110,186
       IMI PLC.........................................  20,923     196,274
       Ishikawajima-Harima Heavy Industries Co., Ltd.#.  49,596     160,608
       Japan Steel Works, Ltd.......................... 250,000   1,724,184
       KCI Konecranes Oyj..............................   3,352      68,350
       Komatsu, Ltd.................................... 160,000   3,247,610
       Komori Corp.....................................   2,905      60,875
       Kubota Corp.....................................  47,000     442,820
       MAN AG#.........................................   8,606     619,014
       Metso Oyj.......................................   6,470     230,096
       Mitsubishi Heavy Industries, Ltd................ 137,000     612,656
       Mori Seiki Co., Ltd.#...........................  70,000   1,501,619
       NSK, Ltd........................................  20,077     171,561
       NTN Corp........................................  18,277     145,692
       RHI AG+#........................................   1,426      44,771
       Rieter Holding AG...............................     272     106,370
       Sandvik AB#.....................................  12,240     714,719
       SIG Holding AG+.................................     377      79,599
       Sulzer AG.......................................     222     159,497
       Sumitomo Heavy Industries, Ltd..................  24,000     228,646
       Techtronic Industries Co........................  66,500      96,304
       THK Co., Ltd....................................   4,700     145,034
       Toshiba Machine Co., Ltd........................ 190,000   2,179,792
       Toyota Industries Corp..........................   8,900     362,954
       Wartsila Oyj....................................   3,581     139,842
                                                                -----------
                                                                 18,193,329
                                                                -----------
     Manufacturing -- 0.22%
       Toyo Tanso Co., Ltd.............................  29,000   1,806,156
                                                                -----------
     Medical Technology -- 0.28%
       Cochlear, Ltd...................................   3,342     124,442
       Coloplast A/S#..................................   1,647     123,674
       Getinge AB#.....................................  10,982     178,665
       Nobel Biocare Holding AG#.......................   1,415     343,464
       Novozymes A/S, Series B.........................   3,056     218,574
       Qiagen NV+......................................   8,551     120,081
       Smith & Nephew PLC..............................  57,332     468,075
       Sonic Healthcare, Ltd...........................  16,002     169,772
       Straumann Holding AG............................     474     123,362
       Synthes, Inc....................................   2,806     343,618
       Zeltia SA#......................................   9,878      78,160
                                                                -----------
                                                                  2,291,887
                                                                -----------
     Metals -- 1.93%
       Acerinox SA#....................................  11,090     186,181
       Alumina, Ltd....................................  71,056     360,382
       Anglo American PLC..............................  86,637   3,488,870
       Arcelor#........................................  31,246   1,333,236
       Assa Abloy AB...................................  17,852     316,226
       Bekaert SA......................................     855      87,976
       BlueScope Steel, Ltd.#..........................  43,492     251,649
       Boehler-Uddeholm AG#............................     623     129,352
       Corus Group PCL.................................  54,302     395,521
       Daido Steel Co., Ltd............................ 206,000   1,725,802
       Hoganas AB, Class B#............................   1,731      44,069

                                                                     Value
                                                         Shares   (Note 3)(1)

  ---------------------------------------------------------------------------
  Metals (continued)
    JFE Holding, Inc.#.................................    25,200 $ 1,091,335
    Kobe Steel, Ltd....................................   121,000     401,745
    Nippon Steel Corp..................................   277,389   1,046,641
    Nisshin Steel Co., Ltd.#...........................    38,000     128,282
    OneSteel, Ltd.#....................................    34,628      94,670
    Rautaruukki Oyj....................................     4,969     148,841
    SKF AB.............................................    24,577     389,425
    Ssab Svenskt Stal AB, Series A#....................     3,237     184,546
    Ssab Svenskt Stal AB, Series B#....................     1,645      86,390
    Sumitomo Metal Industries, Ltd.#...................   635,000   2,856,383
    ThyssenKrupp AG....................................    21,986     754,052
    Tokyo Steel Manufacturing Co., Ltd.................     4,900     109,992
    Viohalco, Hellenic Copper and Aluminum Industry SA.     6,702      66,731
    Voestalpine AG.....................................     1,209     171,486
                                                                  -----------
                                                                   15,849,783
                                                                  -----------
  Mining -- 1.90%
    BHP Billiton, Ltd.#................................   213,149   4,612,018
    BHP Billiton PLC...................................   150,682   2,965,441
    Dowa Mining Co., Ltd...............................    13,000     118,590
    Iluka Resources, Ltd.#.............................    14,220      71,652
    Mitsubishi Materials Corp.#........................    44,000     198,855
    Mitsui Mining & Smelting Co., Ltd..................    25,977     170,249
    Newcrest Mining, Ltd...............................    20,251     312,988
    Nippon Light Metal Co., Ltd.#......................    21,000      56,542
    Outokumpu Oyj......................................     6,226     140,515
    Rio Tinto PLC......................................    65,312   3,624,706
    Rio Tinto, Ltd.#...................................    17,343   1,042,819
    Sumitomo Metal Mining Co., Ltd.....................    24,341     323,778
    Sumitomo Titanium Corp.#...........................    10,000   1,757,590
    Umicore............................................     1,494     216,127
                                                                  -----------
                                                                   15,611,870
                                                                  -----------
  Multimedia -- 0.59%
    APN News & Media, Ltd.#............................    17,593      69,016
    Lagardere SCA#.....................................     7,368     581,690
    Pearson PLC........................................    49,016     661,463
    Promotora de Informaciones SA#.....................     4,676      78,502
    Publishing & Broadcasting, Ltd.....................     8,219     115,242
    Reuters Group PLC..................................    85,248     603,498
    Seat Pagine Gialle SpA#............................   248,167     108,788
    Telecom Italia Media SpA#..........................    70,277      29,897
    Tokyo Broadcasting System, Inc.....................     1,800      49,791
    Vivendi Universal SA#..............................    70,405   2,525,611
                                                                  -----------
                                                                    4,823,498
                                                                  -----------
  Oil & Gas -- 7.24%
    Australian Gas Light Co., Ltd......................    27,874     350,997
    BG Group PLC.......................................   216,554   2,895,865
    BP PLC............................................. 1,264,623  14,890,508
    Caltex Australia, Ltd..............................     8,241     119,902
    Centrica PLC.......................................   221,448   1,153,544
    ENI SpA#...........................................   158,944   4,801,894
    Gas Natural SDG SA#................................    10,935     331,565
    Gaz De France......................................    12,000     420,156
    Hellenic Petroleum SA..............................     6,536      86,953
    Inpex Holdings, Inc.+..............................        37     327,442
    Lundin Petroleum AB+#..............................    10,087     130,451
    Neste Oil OYJ#.....................................     7,821     264,481
    Nippon Mining Holdings, Inc........................   284,500   2,515,094
    Nippon Oil Corp....................................    56,000     412,130
    Norsk Hydro ASA#...................................    43,435   1,223,922
    OMV AG#............................................    10,073     586,114
    Origin Energy, Ltd.................................    48,312     250,985
    Osaka Gas Co., Ltd.................................    91,188     319,568
    Petroleum Geo-Services ASA+........................     3,478     219,115
    Prosafe ASA#.......................................     2,087     120,178
    Repsol YPF SA#.....................................    55,900   1,559,580

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    69
                                       CONTINUED


                                                                Value
                                                     Shares  (Note 3)(1)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Oil & Gas (continued)
         Royal Dutch Shell PLC, Class A (Amsterdam). 187,354 $ 6,205,403
         Royal Dutch Shell PLC, Class A (London)....  53,764   1,777,261
         Royal Dutch Shell PLC, Class B (London).... 168,460   5,801,484
         Santos, Ltd................................  36,280     318,174
         SBM Offshore NV............................   2,102     226,508
         Showa Shell Sekiyu KK......................   7,700      91,606
         Singapore Petroleum Co., Ltd.#.............   7,943      24,956
         Statoil ASA#...............................  40,088   1,180,780
         Stolt Offshore SA+#........................  11,634     177,102
         Technip SA#................................   5,307     317,643
         Tokyo Gas Co., Ltd......................... 101,077     505,931
         TonenGeneral Sekiyu KK#....................  14,000     147,718
         Total SA#.................................. 134,932   8,808,139
         Woodside Petroleum, Ltd....................  28,490     961,002
                                                             -----------
                                                              59,524,151
                                                             -----------
       Paper/Forest Products -- 0.37%
         Amcor, Ltd.................................  53,716     268,348
         Billerud AB#...............................   3,292      47,137
         Holmen AB, Series B........................   3,269     133,205
         Mayr-Melnhof Karton AG.....................     257      42,495
         Nippon Paper Group, Inc.#..................      43     178,007
         Norske Skogindustrier ASA#.................   9,876     143,211
         OJI Paper Co., Ltd.#.......................  35,528     199,872
         PaperlinX, Ltd.............................  27,237      62,873
         Rexam PLC..................................  33,770     302,543
         Stora Enso Oyj.............................  36,795     514,476
         Svenska Cellulosa AB.......................  11,903     495,726
         UPM-Kymmene Oyj............................  31,933     684,577
                                                             -----------
                                                               3,072,470
                                                             -----------
       Photography -- 0.51%
         AGFA-Gevaert NV#...........................   5,902     119,451
         Fuji Photo Film Co., Ltd...................  22,073     725,201
         Konica Minolta Holdings, Inc.+.............  20,836     252,671
         Nikon Corp.#............................... 142,485   2,796,579
         Olympus Corp.#.............................  10,206     279,443
                                                             -----------
                                                               4,173,345
                                                             -----------
       Pollution Control -- 0.02%
         Tomra Systems ASA#.........................  10,758     101,748
         Waste Management NZ, Ltd.#.................   6,129      33,513
                                                             -----------
                                                                 135,261
                                                             -----------
       Publishing -- 0.47%
         Arnoldo Mondadori Editore SpA#.............   7,128      64,706
         Daily Mail & General Trust.................  18,336     222,570
         Emap PLC...................................  15,762     257,989
         Eniro AB#..................................  10,491     113,587
         Gruppo Editoriale L'Espresso SpA#..........  10,590      53,280
         Independent News & Media PLC...............  34,455     102,436
         John Fairfax Holdings, Ltd.#...............  56,457     159,704
         Reed Elsevier NV...........................  42,983     626,935
         Reed Elsevier PLC..........................  77,924     757,880
         Schibsted ASA#.............................   2,991      85,253
         SCMP Group, Ltd............................  58,372      19,180
         Singapore Press Holdings, Ltd..............  96,250     243,281
         Trinity Mirror PLC.........................  17,550     167,097
         United Business Media PLC..................  16,911     206,721
         Wolters Kluwer NV..........................  17,654     416,947
         Yell Group PLC.............................  43,020     403,516
                                                             -----------
                                                               3,901,082
                                                             -----------
       Railroads & Equipment -- 0.68%
         Central Japan Railway Co...................      71     715,286
         East Japan Railway Co......................     423   3,037,630
         Keihin Electric Express Railway Co., Ltd...  20,582     161,444
         Keio Electric Railway Co., Ltd.#...........  25,000     165,158

                                                               Value
                                                    Shares  (Note 3)(1)

        ---------------------------------------------------------------
        Railroads & Equipment (continued)
          Keisei Electric Railway Co., Ltd.........  12,000 $   71,080
          Kintetsu Corp.#..........................  70,072    250,024
          MTR Corp.................................  84,000    203,198
          Odakyu Electric Railway Co., Ltd.#.......  29,000    174,489
          RT Group PLC+(2)(8)(9)...................  10,000        935
          SMRT Corp., Ltd.#........................  37,000     25,608
          Tobu Railway Co., Ltd.#..................  37,624    174,864
          Tokyu Corp...............................  39,426    260,203
          West Japan Railway Co....................      76    322,391
                                                            ----------
                                                             5,562,310
                                                            ----------
        Real Estate -- 1.82%
          Allgreen Properties, Ltd.................  29,816     23,924
          Blackrock International Land PLC+........  19,148      8,833
          British Land Co. PLC.....................  31,666    749,830
          Brixton PLC..............................  15,609    140,425
          CapitaLand, Ltd.#........................  67,000    174,592
          Castellum AB.............................   9,516     85,575
          Centro Properties Group..................  49,158    245,310
          CFS Gandel Retail Trust..................  92,243    129,540
          Cheung Kong Holdings, Ltd................  91,562    989,253
          City Developments, Ltd...................  30,000    179,823
          Commonwealth Property Office Fund........  93,649     94,043
          Daito Trust Construction Co., Ltd........   3,453    188,433
          DB RREEF Trust........................... 160,410    177,952
          Fabege AB#...............................   4,700     82,917
          Gecina SA................................     570     68,517
          General Property Trust................... 110,809    339,944
          Great Portland Estates PLC...............   9,920     86,785
          Hammerson PLC............................  17,382    368,540
          Hang Lung Properties, Ltd................ 113,000    197,901
          Henderson Land Development Co., Ltd......  45,000    234,229
          Hopewell Holdings, Ltd...................  38,955    105,916
          Hysan Development Co., Ltd...............  39,000     99,698
          IMMOFINANZ Immobilien Anlagen AG+........  27,323    299,353
          ING Industrial Fund......................  47,822     75,374
          Inmobiliaria Colonial SA.................   1,823    126,606
          Investa Property Group#..................  93,135    142,664
          IVG Immobilen AG#........................   4,250    130,977
          Keppel Land, Ltd.#.......................  22,706     58,208
          Kerry Properties, Ltd....................  30,000    100,202
          Kiwi Income Property Trust...............  43,138     36,472
          Klepierre................................   1,410    153,864
          Kungsleden AB............................   8,400     89,202
          Land Securities Group PLC................  28,629    974,551
          Lend Lease Corp., Ltd....................  21,936    218,571
          Leopalace21 Corp.........................   5,400    161,636
          Liberty International PLC................  14,730    286,810
          Macquarie Goodman Group#.................  75,474    315,103
          Macquarie Office Trust#.................. 116,900    116,165
          Meinl European Land, Ltd.+#..............   8,792    177,328
          Metrovacesa SA#..........................   3,417    320,314
          Mirvac Group#............................  52,432    169,446
          Mitsubishi Estate Co., Ltd...............  49,750    991,153
          Mitsui Fudosan Co., Ltd..................  35,000    726,790
          NTT Urban Development Corp.#.............      11     83,851
          PSP Swiss Property AG+...................   2,291    117,511
          Sacyr Vallehermoso SA#...................   6,702    210,630
          Singapore Land, Ltd.#....................   8,488     33,919
          Sino Land Co.............................  92,000    140,614
          Slough Estates PLC.......................  25,822    293,909
          Stockland................................  80,788    410,977
          Sumitomo Realty & Development Co., Ltd.#.  17,000    416,928
          Sun Hung Kai Properties, Ltd.............  83,282    861,679
          Tokyo Tatemono Co., Ltd..................  12,000    129,063
          Tokyu Land Corp..........................  18,000    135,622
          Unibail..................................   2,780    457,080
          United Overseas Land, Ltd................  31,700     58,513

 70    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                              Value
                                                   Shares  (Note 3)(1)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Real Estate (continued)
           Westfield Group........................  90,670 $ 1,112,893
           Wing Tai Holdings, Ltd.#...............  29,000      28,564
                                                           -----------
                                                            14,934,522
                                                           -----------
         Real Estate Investment Trusts -- 0.20%
           Ascendas Real Estate Investment Trust#.  56,000      71,764
           CapitaMall Trust.......................  51,000      69,605
           Cofinimmo SA...........................     361      60,828
           Corio NV...............................   2,464     148,840
           Japan Prime Reality Investment Corp....      20      64,471
           Japan Real Estate Investment Corp......      15     136,213
           Japan Retail Fund Investment Corp......      12      97,985
           K-REIT Asia+#..........................   4,341       3,987
           Link REIT+............................. 130,000     253,106
           Nippon Building Fund, Inc..............      21     214,626
           Nomura Real Estate Office Fund, Inc....       9      74,877
           Rodamco Europe NV......................   2,737     271,078
           Suntec Real Estate Investment Trust#...  52,000      41,578
           Wereldhave NV..........................   1,269     122,851
                                                           -----------
                                                             1,631,809
                                                           -----------
         Retail -- 3.32%
           Aeon Co., Ltd.#........................  29,530     634,531
           Altana AG#.............................   4,285     253,639
           Aoyama Trading Co., Ltd................   2,600      83,347
           Bulgari SpA#...........................   9,082     102,731
           Carrefour SA#..........................  34,438   1,996,878
           Circle K Sunkus Co., Ltd...............   2,000      46,165
           Citizen Watch Co., Ltd.#...............  16,347     150,864
           Coles Myer, Ltd.#......................  72,288     620,533
           Compagnie Financiere Richemont AG#(3)..  30,275   1,413,946
           D'ieteren SA+..........................     169      50,240
           Daimaru, Inc...........................  10,477     141,390
           Douglas Holding AG.....................   2,033      92,219
           DSG International PLC.................. 112,339     409,110
           FamilyMart Co., Ltd....................   2,956      85,053
           Fast Retailing Co., Ltd.#..............   2,400     211,873
           Folli - Follie SA......................   1,014      26,690
           Germanos SA............................   3,462      81,345
           Giordano International, Ltd............  92,000      47,326
           Grafton Group PLC+.....................  13,025     171,907
           GUS PLC................................  53,459     924,886
           Hankyu Department Stores, Inc.#........   6,120      52,478
           Harvey Norman Holdings, Ltd.#..........  32,285      94,128
           Hellenic Duty Free Shops SA+...........   1,127      17,677
           Hennes & Mauritz AB, Class B#..........  28,938   1,047,080
           HMV Group PLC..........................  24,478      75,204
           Inditex SA#............................  13,319     528,030
           Isetan Co., Ltd........................   8,194     149,398
           J Sainsbury PLC#.......................  83,128     495,933
           Jeronimo Martins SA....................   2,306      40,807
           KarstadtQuelle AG+#....................   3,860     107,405
           Kesa Electricals PLC...................  32,330     179,144
           Kingfisher PLC......................... 143,405     607,510
           Koninklijke Ahold NV+..................  94,941     776,582
           Lawson, Inc............................   2,700      98,615
           Marks & Spencer Group PLC.............. 101,369   1,029,377
           Marui Co., Ltd.#.......................  14,196     247,481
           Matsumotokiyoshi Co., Ltd..............   1,900      47,931
           Metro AG#..............................   8,904     502,463
           Mitsukoshi, Ltd.#......................  19,000      98,181
           Next PLC...............................  14,948     454,343
           Nitori Co., Ltd........................   1,700      88,369
           Pinault-Printemps-Redoute SA#..........   4,044     501,692
           Point, Inc.............................  36,000   2,191,241
           Ryohin Keikaku Co., Ltd................   1,100      95,091
           Seven & I Holdings Co., Ltd............  36,500   1,272,589
           Shimachu Co., Ltd......................   2,097      58,438

                                                                       Value
                                                            Shares  (Note 3)(1)

 ------------------------------------------------------------------------------
 Retail (continued)
   Shimamura Co., Ltd.#....................................   1,000 $   121,028
   Signet Group PLC........................................ 106,015     187,192
   Sonae SGPS SA...........................................  54,945      85,902
   Swatch Group AG#........................................   3,295     111,285
   Swatch Group AG, Class B#...............................   2,018     327,448
   Takashimaya Co., Ltd.................................... 109,000   1,468,379
   Tesco PLC............................................... 479,186   2,872,194
   UNY Co., Ltd............................................   7,295     114,789
   Valora Holding AG.......................................     202      41,612
   Warehouse Group, Ltd....................................   8,392      20,653
   Woolworths, Ltd.........................................  71,045     997,005
   Yamada Denki Co., Ltd...................................  24,500   2,523,966
                                                                    -----------
                                                                     27,273,313
                                                                    -----------
 Semiconductors -- 1.01%
   ARM Holdings PLC........................................  83,921     183,883
   ASM Pacific Technology, Ltd.............................  11,000      56,599
   ASML Holding NV+........................................  29,546     598,623
   Chartered Semiconductor Manufacturing, Ltd.+#...........  61,000      58,079
   Elpida Memory, Inc.+#...................................  47,800   2,187,858
   Fujitsu, Ltd.#..........................................  79,448     591,925
   Infineon Technologies AG+...............................  38,793     437,142
   Micronas Holding AG+....................................   1,979      52,620
   NEC Electronics Corp.+#.................................   1,700      60,987
   Rohm Co., Ltd.#.........................................   4,808     440,653
   Sanken Electric Co., Ltd.#..............................   5,000      73,415
   Shinko Electric Industries..............................  85,000   2,251,187
   Solomon Systech International, Ltd...................... 116,000      39,858
   STATS ChipPAC, Ltd.+#...................................  78,000      49,972
   STMicroelectronics NV#..................................  38,787     632,359
   Tokyo Electron, Ltd.....................................   7,300     517,399
   Unaxis Holding AG+#.....................................     345      97,121
                                                                    -----------
                                                                      8,329,680
                                                                    -----------
 Telecommunications -- 5.33%
   Alcatel SA+#............................................  75,819   1,005,957
   Belgacom SA.............................................   9,939     313,326
   BT Group PLC............................................ 513,849   2,268,671
   Cable & Wireless PLC.................................... 138,309     267,090
   Cosmote Mobile Telecommunications SA....................   8,122     184,616
   Datacraft Asia, Ltd.+#..................................  15,000      13,770
   Deutsche Telekom AG#.................................... 166,579   2,704,849
   Eircom Group PLC........................................  49,128     134,718
   Elisa Corp., Class A....................................   9,594     186,680
   France Telecom SA#...................................... 103,211   2,309,466
   Hellenic Telecommunications Organization SA+............  17,968     399,706
   Hikari Tsushin, Inc.#...................................   1,000      55,879
   Hutchison Telecommunications International, Ltd.+.......  87,000     140,492
   Intracom SA.............................................   5,213      35,353
   KDDI Corp...............................................     110     695,825
   Kudelski SA#............................................   2,148      54,131
   Mobistar SA.............................................   1,738     138,314
   Nippon Telegraph and Telephone Corp.....................     235   1,160,647
   Nokia Oyj............................................... 257,101   5,518,059
   NTT DoCoMo, Inc.........................................     771   1,251,545
   PCCW, Ltd............................................... 225,657     139,871
   Portugal Telecom SGPS SA................................  48,242     566,671
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
    SGPS SA................................................   4,790      53,708
   Royal KPN NV............................................ 118,207   1,356,231
   Singapore Telecommunications, Ltd....................... 406,790     654,404
   SmarTone Telecommunications Holding, Ltd................  18,000      17,776
   Swisscom AG#............................................   1,127     362,567
   Tandberg ASA#...........................................   8,142      69,642
   Tele2 AB#...............................................  19,314     203,086
   Telecom Corp. of New Zealand, Ltd....................... 119,444     341,386
   Telecom Italia SpA#..................................... 652,951   1,828,763
   Telecom Italia SpA RNC.................................. 367,898     938,861

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    71
                                       CONTINUED



                                                                        Value
                                                            Shares   (Note 3)(1)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecommunications (continued)
  Telefonaktiebolaget LM Ericsson, Class B................   904,157 $ 2,894,382
  Telefonica Publicidad e Informacion SA#.................     9,918     106,893
  Telefonica SA...........................................   272,304   4,456,462
  Telekom Austria AG#.....................................    21,367     476,722
  Telenor ASA#............................................    46,697     589,986
  Telent PLC+.............................................     3,660      34,938
  TeliaSonera AB#.........................................   114,044     692,874
  Telstra Corp., Ltd.#....................................   129,142     361,495
  Tiscali SpA+#...........................................    14,533      47,734
  Uniden Corp.............................................     3,000      36,366
  Vodafone Group PLC...................................... 3,779,070   8,694,428
                                                                     -----------
                                                                      43,764,340
                                                                     -----------
Textile - Products -- 0.48%
  Kuraray Co., Ltd........................................    16,961     205,980
  Mitsubishi Rayon Co., Ltd.#.............................    25,042     220,271
  Nisshinbo Industries, Inc...............................     7,532      80,903
  Teijin, Ltd.............................................    37,277     267,032
  Texwinca Holdings, Ltd..................................    37,286      25,746
  Toray Industries, Inc...................................   339,992   3,034,933
  Toyobo Co., Ltd.#.......................................    28,876      82,758
                                                                     -----------
                                                                       3,917,623
                                                                     -----------
Tobacco -- 1.01%
  Altadis SA..............................................    16,436     778,370
  British American Tobacco PLC............................    96,288   2,407,488
  Gallaher Group PLC......................................    40,044     617,900
  Imperial Tobacco Group PLC..............................    43,486   1,329,689
  Japan Tobacco, Inc.#....................................       803   2,864,895
  Swedish Match AB#.......................................    19,618     309,444
                                                                     -----------
                                                                       8,307,786
                                                                     -----------
Utilities - Electric -- 2.73%
  Chubu Electric Power Co., Inc...........................    26,600     734,751
  CLP Holdings, Ltd.......................................   110,500     633,528
  Contact Energy, Ltd.....................................    17,601      86,989
  E. ON AG#...............................................    38,022   4,386,734
  Electric Power Development Co...........................     7,500     277,486
  Endesa SA#..............................................    58,173   1,950,770
  Enel SpA#...............................................   263,030   2,348,336
  Energias de Portugal SA.................................   111,618     411,905
  Fortum Oyj..............................................    26,479     657,316
  Hokkaido Electric Power Co, Inc.#.......................     8,300     195,185
  HongKong Electric Holdings, Ltd.........................    85,000     374,837
  Iberdrola SA#...........................................    49,536   1,590,269
  International Power PLC.................................    89,943     487,438
  Kansai Electric Power Co., Inc..........................    34,800     830,591
  Kyushu Electric Power Co., Inc..........................    17,200     400,160
  Public Power Corp.......................................     6,383     156,642
  RWE AG, Class A#........................................    25,563   2,183,883
  Scottish & Southern Energy PLC..........................    52,437   1,108,220
  Scottish Power PLC......................................    90,673     947,076
  Terna SpA#..............................................    73,260     198,356
  Tohoku Electric Power Co., Inc..........................    19,316     448,038
  Tokyo Electric Power Co., Inc...........................    52,000   1,431,908
  Union Fenosa SA#........................................     8,370     326,727
  Vector, Ltd.#...........................................    15,262      24,269
  Verbund - Oesterreichische Elektrizitatswirtschafts AG,
   Class A................................................     4,710     215,625
                                                                     -----------
                                                                      22,407,039
                                                                     -----------
Utilities - Gas, Distribution -- 0.11%
  Alinta, Ltd.#...........................................    15,874     124,065
  Hong Kong & China Gas...................................   219,400     489,314
  Snam Rete Gas SpA#......................................    59,700     262,639
                                                                     -----------
                                                                         876,018
                                                                     -----------


                                                               Value
                                                    Shares  (Note 3)(1)

       -----------------------------------------------------------------
       Water Services -- 0.63%
         Kelda Group PLC...........................  22,935 $    323,024
         Kurita Water Industries, Ltd..............   5,210      110,280
         Severn Trent PLC..........................  21,232      447,045
         Sociedad General de Aguas de Barcelona SA.   3,605      100,456
         Suez SA#..................................  61,120    2,349,083
         Suez Strip SA VVPR+.......................  13,468          173
         United Utilities PLC......................  53,256      657,913
         Veolia Environnement#.....................  21,095    1,169,304
                                                            ------------
                                                               5,157,278
                                                            ------------
       Total Common Stock
          (Cost $612,461,977)......................          734,525,851
                                                            ------------
       PREFERRED STOCK -- 0.20%
       Automotive -- 0.10%
         Porsche AG................................     480      465,352
         Volkswagen AG.............................   6,424      323,452
                                                            ------------
                                                                 788,804
                                                            ------------
       Chemical -- 0.05%
         Henkel KGaA#..............................   3,625      408,045
                                                            ------------
       Machinery -- 0.02%
         Schindler Holding AG......................   3,140      164,304
                                                            ------------
       Multimedia -- 0.01%
         ProSieben Sat.1 Media AG+.................   5,009      129,663
                                                            ------------
       Utilities - Electric -- 0.02%
         RWE AG....................................   2,381      183,888
                                                            ------------
       Total Preferred Stock
          (Cost $1,184,932)........................            1,674,704
                                                            ------------
       RIGHTS -- 0.02%
       Commercial Services -- 0.00%
         Abertis Infraestructuras SA+
          Expires 06/02/06.........................  13,236       15,604
         Sacyr Vallehermoso SA+
          Expires 06/06/06.........................   6,702        7,729
                                                            ------------
                                                                  23,333
                                                            ------------
       Household Products -- 0.00%
         Oriflame Cosmetics SA+
          Expires 07/03/06.........................   1,856        2,039
                                                            ------------
       Leisure & Tourism -- 0.00%
         Lottomatica SpA+
          Expires 06/08/06.........................   1,902        4,923
                                                            ------------
       Oil & Gas -- 0.02%
         Total SA+
          Expires 06/26/06.........................  33,733      119,735
                                                            ------------
       Total Rights
          (Cost $17,467)...........................              150,030
                                                            ------------
       EXCHANGE-TRADED FUNDS -- 4.73%
       Financial Services -- 4.73%
         iShares MSCI EAFE Index Fund.............. 389,500   25,484,985
         iShares MSCI Japan Index Fund#............ 956,500   13,391,000
                                                            ------------
                                                              38,875,985
                                                            ------------
       Total Exchange-Traded Funds
          (Cost $40,334,622).......................           38,875,985
                                                            ------------

 72    INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                   Shares/
                                                  Principal     Value
                                                   Amount    (Note 3)(1)
      -------------------------------------------------------------------
      FOREIGN BONDS & NOTES -- 0.00%
      Oil & Gas -- 0.00%
        Transco Holdings PLC:
         4.19% due 12/14/22.....................   GBP 5,000 $     13,657
         5.56% due 12/14/09(4)..................   GBP 5,000        9,545
         7.00% due 12/16/24.....................   GBP 5,000       11,174
                                                             ------------
                                                                   34,376
                                                             ------------
      Total Foreign Bonds & Notes
         (Cost $21,219).........................                   34,376
                                                             ------------
      Total Long-Term Investment Securities
         (Cost $654,020,217)....................              775,260,946
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 24.11%
      Collective Investment Pool -- 23.90%
        Securities Lending Quality Trust(5)..... 196,407,063  196,407,063
                                                             ------------
      Government Obligations -- 0.21%
        United States Treasury Bills:
         4.56% due 06/15/06@....................      10,000        9,982
         4.57% due 06/08/06@....................      10,000        9,991
         4.57% due 06/15/06@....................      10,000        9,983
         4.62% due 06/22/06@....................       5,000        4,987
         4.64% due 06/22/06@....................      10,000        9,973
         4.64% due 06/22/06@....................      10,000        9,973
         4.65% due 06/22/06@....................     970,000      967,389
         4.65% due 06/22/06@....................      10,000        9,973
         4.65% due 07/13/06@....................      10,000        9,946
         4.66% due 07/13/06@....................      10,000        9,946
         4.66% due 07/13/06@....................      10,000        9,946
         4.67% due 06/22/06@....................      50,000       49,865
         4.67% due 06/22/06@....................      10,000        9,973
         4.68% due 07/13/06@....................     600,000      596,752
                                                             ------------
                                                                1,718,679
                                                             ------------
      Total Short-Term Investment Securities
         (Cost $198,125,742)....................              198,125,742
                                                             ------------


                                                           Principal        Value
                                                            Amount       (Note 3)(1)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.25%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $34,894,448 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.13%, due 04/18/08 and having
   an approximate value of $35,937,392
   (Cost $34,890,000)................................... $34,890,000   $   34,890,000
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $887,035,959)(6)...............................      122.72%   1,008,276,688
Liabilities in excess of other assets...................      (22.72)%   (186,699,572)
                                                         -----------   --------------
NET ASSETS --                                                 100.00%  $  821,577,116
                                                         ===========   ==============

--------
ADR American Depository Receipt
SDR Swedish Depository Receipt
VVPR Reduced tax rate shares
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
#  The security or a portion thereof is out on loan (see Note 3).
(1)A substantial number of the Fund's holdings were valued using fair value procedures at May 31, 2006. At May 31, 2006, the aggregate value of these securities was $735,585,220 representing 89.53% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security (see Note 3)
(3)Consists of more than one class of shares traded together as a unit.
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.
(5)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(6)See Note 6 for cost of investments on a tax basis.
(7)Bonus shares
(8)Illiquid security
(9)To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the International Equities Fund held the following restricted securities:

                                                               Market
                    Acquisition Principal/ Acquisition Market   Value      % of
       Name            Date       Shares      Cost     Value  Per Share Net Assets
------------------- ----------- ---------- ----------- ------ --------- ----------
RT Group PLC.......  04/02/01     10,000    $ 42,797    $935    $0.09      0.00%
Yamaichi Securities
 Co., Ltd..........  05/08/91      3,000     228,150
                     08/04/93      3,000     250,500
                                  ------    --------
                                   6,000    $478,650       -        -      0.00
                                                        ----               ----
                                                        $935               0.00%
                                                        ====               ====

 May 31, 2006   INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS -    73
                                       CONTINUED


Open Futures Contracts
---------------------------------------------------------------------------------
                                                                     Unrealized
Number of                      Expiration  Value at   Value as of   Appreciation
Contracts     Description         Date    Trade Date  May 31, 2006 (Depreciation)
---------------------------------------------------------------------------------
 14 Long  MSCI Singapore Index June 2006  $   516,958 $   505,407   $   (11,551)
 10 Long  Hang Seng Index..... June 2006    1,013,857   1,020,367         6,510
 81 Long  OMXS 30 Index....... June 2006    1,037,188   1,069,171        31,983
 46 Long  CAC 40 10 Euro Index June 2006    2,957,105   2,904,837       (52,268)
 13 Long  Amsterdam Index..... June 2006    1,502,330   1,470,284       (32,046)
 10 Long  IBEX 35 Index....... June 2006    1,484,959   1,457,612       (27,347)
 64 Long  DJ Stoxx 50 Index... June 2006    2,889,199   2,757,612      (131,587)
 11 Long  DAX Index........... June 2006    2,120,120   2,012,160      (107,960)
  6 Long  S&P/MIB Index....... June 2006    1,459,281   1,404,330       (54,951)
550 Long  MSCI Pan Euro Index. June 2006   15,849,428  15,153,872      (695,556)
 38 Long  SPI 200 Index....... June 2006    3,652,845   3,584,611       (68,234)
 56 Long  FTSE 100 Index...... June 2006    6,287,072   5,998,512      (288,560)
                                                                    -----------
                                                                    $(1,431,567)
                                                                    ===========

Currency Legend

GBP--British Pound

See Notes to Financial Statements

 74    INTERNATIONAL GOVERNMENT BOND FUND - PORTFOLIO PROFILE     May 31, 2006
                             (Unaudited)

Industry Allocation*

                        Foreign Government Bonds. 76.42%
                        Financial Services.......  7.12%
                        Government Obligations...  4.84%
                        Banks....................  3.15%
                        Repurchase Agreement.....  2.21%
                        Household Products.......  1.82%
                        Government Agencies......  0.80%
                        Retail...................  0.65%
                        Drugs....................  0.64%
                        Telecommunications.......  0.46%
                        Schools..................  0.42%
                        Beverages................  0.32%
                        Insurance................  0.31%
                        Foreign Government Rights  0.32%
                                                  -----
                                                  99.48%
                                                  =====

Country Allocation*

                           United States..... 18.55%
                           Japan............. 13.64%
                           Brazil............ 10.81%
                           United Kingdom....  4.88%
                           Turkey............  4.74%
                           Germany...........  4.51%
                           Mexico............  3.76%
                           Italy.............  3.59%
                           Argentina.........  3.42%
                           Russia............  3.39%
                           Sweden............  2.63%
                           Venezuela.........  2.20%
                           Greece............  2.06%
                           Spain.............  1.97%
                           Austria...........  1.95%
                           Peru..............  1.77%
                           Netherlands.......  1.73%
                           France............  1.63%
                           South Africa......  1.60%
                           Colombia..........  1.58%
                           Canada............  1.17%
                           Uruguay...........  1.15%
                           Philippines.......  0.92%
                           Norway............  0.86%
                           Ireland...........  0.76%
                           Belgium...........  0.70%
                           Finland...........  0.68%
                           Ukraine...........  0.68%
                           Dominican Republic  0.65%
                           Poland............  0.44%
                           Indonesia.........  0.38%
                           El Salvador.......  0.24%
                           Australia.........  0.23%
                           Denmark...........  0.21%
                                              -----
                                              99.48%
                                              =====

Credit Quality+#

                         Government -- Treasury   4.99%
                         Government -- Agency..   2.52%
                         AAA...................  22.44%
                         AA....................  20.44%
                         A.....................   9.87%
                         BBB...................   7.93%
                         BB....................  23.94%
                         B.....................   5.50%
                         Not Rated @...........   2.37%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 May 31, 2006 INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS 75


                                                       Principal Amount
                                                       (Denominated in    Value
                                                       Local Currency)   (Note 3)
-----------------------------------------------------------------------------------
CORPORATE BONDS -- 14.89%
France -- 0.59%
  Dexia Municipal Agency,
   0.80% due 5/21/12.................................. JPY  95,000,000  $   807,190
                                                                        -----------
Germany -- 0.52%
  Aries Vermogensverwaltung GmbH,
   7.75% due 10/25/09................................. EUR     500,000      710,985
                                                                        -----------
Ireland -- 0.76%
  GE Capital UK Funding,
   4.63% due 1/18/16.................................. GBP     250,000      446,195
  Porsche International Financing PLC,
   3.88% due 2/1/16................................... EUR     500,000      601,042
                                                                        -----------
                                                                          1,047,237
                                                                        -----------
Italy -- 0.95%
  Mediobanca SpA,
   3.75% due 2/2/16................................... EUR     550,000      669,535
  Telecom Italia SpA,
   4.75% due 5/19/14.................................. EUR     500,000      636,463
                                                                        -----------
                                                                          1,305,998
                                                                        -----------
United Kingdom -- 3.03%
  ABB International Finance, Ltd.,
   4.63% due 6/6/13................................... EUR     500,000      636,882
  BAE Systems PLC,
   11.88% due 12/29/08................................ GBP     320,000      692,334
  Brit Insurance Holdings PLC,
   6.63% due 12/9/20(1)............................... GBP     235,000      425,524
  Citigroup, Inc.,
   3.63% due 11/30/12(1).............................. EUR     700,000      863,694
  Clydesdale Bank PLC,
   4.88% due 2/17/16.................................. GBP     360,000      659,460
  Tesco PLC,
   0.70% due 9/20/06.................................. JPY 100,000,000      889,468
                                                                        -----------
                                                                          4,167,362
                                                                        -----------
United States -- 9.04%
  BAE Systems Holdings, Inc.,
   5.20% due 8/15/15.................................. USD     500,000      465,972
  BMW US Capital Corp. LLC,
   2.75% due 9/23/10.................................. EUR     750,000      914,874
  Citigroup, Inc.,
   0.80% due 10/30/08................................. JPY 150,000,000    1,326,635
  Coca Cola Enterprises, Inc,
   3.13% due 12/15/08................................. EUR     350,000      441,557
  General Electric Capital Corp.:
   4.13% due 9/19/35.................................. EUR     600,000      675,954
   5.00% due 2/8/10................................... USD   2,140,000    2,094,750
   5.13% due 6/20/07.................................. EUR     700,000      912,506
  Goldman Sachs Group, Inc.,
   5.35% due 1/15/16.................................. USD     400,000      378,220
  National Rural Utilities Cooperative Finance Corp.,
   6.50% due 3/14/07.................................. EUR     660,000      865,037
  Pfizer, Inc.,
   1.20% due 2/22/11.................................. JPY 100,000,000      875,919
  President and Fellows of Harvard College,
   6.30% due 10/1/37.................................. USD     570,000      581,048
  Procter & Gamble Co.:
   2.00% due 6/21/10.................................. JPY 200,000,000    1,822,208
   4.13% due 12/7/20.................................. EUR     560,000      678,958
  Residential Capital Corp.,
   5.13% due 5/17/12.................................. EUR     300,000      383,157
                                                                        -----------
                                                                         12,416,795
                                                                        -----------
Total Corporate Bonds
   (Cost $20,507,001).................................                   20,455,567
                                                                        -----------

                                            Principal Amount
                                            (Denominated in     Value
                                            Local Currency)    (Note 3)

       ------------------------------------------------------------------
       GOVERNMENT BONDS -- 82.06%
       Argentina -- 3.11%
         Republic of Argentina:
          4.89% due 8/3/12(6).............. USD     2,460,000 $ 2,017,200
          5.25% due 12/31/38(4)............ USD     1,318,134     458,051
          8.28% due 12/31/33............... USD     1,942,776   1,802,896
                                                              -----------
                                                                4,278,147
                                                              -----------
       Australia -- 0.23%
         Queensland Treasury Corp.,
          5.50% due 5/14/10................ AUD       420,000     312,376
                                                              -----------
       Austria -- 1.95%
         Republic of Austria,
          5.50% due 10/20/07............... EUR     2,030,000   2,674,861
                                                              -----------
       Belgium -- 0.70%
         Kingdom of Belgium:
          5.00% due 3/28/35................ EUR       415,000     589,882
          5.50% due 3/28/28................ EUR       250,000     375,590
                                                              -----------
                                                                  965,472
                                                              -----------
       Brazil -- 10.81%
         Federal Republic of Brazil:
          5.49% due 1/5/16................. BRL     4,956,000   2,003,831
          7.88% due 3/7/15................. USD       915,000     943,365
          8.00% due 1/15/18................ USD     1,410,000   1,469,925
          8.25% due 1/20/34................ USD     2,800,000   2,842,000
          8.75% due 2/4/25................. USD     1,020,000   1,086,300
          8.88% due 10/14/19............... USD       660,000     717,090
          8.88% due 4/15/24................ USD       275,000     297,000
          10.25% due 6/17/13............... USD       845,000     988,650
          10.50% due 7/14/14............... USD       430,000     511,270
          11.00% due 8/17/40............... USD     3,280,000   3,998,320
                                                              -----------
                                                               14,857,751
                                                              -----------
       Canada -- 1.17%
         Government of Canada:
          4.25% due 9/1/08................. CAD       475,000     431,480
          5.25% due 6/1/13................. CAD     1,230,000   1,171,811
                                                              -----------
                                                                1,603,291
                                                              -----------
       Colombia -- 1.58%
         Republic of Colombia:
          11.75% due 2/25/20............... USD       380,000     512,050
          12.00% due 10/22/15(5)........... COP 3,587,000,000   1,665,676
                                                              -----------
                                                                2,177,726
                                                              -----------
       Denmark -- 0.21%
         Kingdom of Denmark,
          7.00% due 11/10/24............... DKK     1,250,000     287,370
                                                              -----------
       Dominican Republic -- 0.65%
         Government of Dominican Republic:
          8.63% due 4/20/27................ USD       250,000     253,750
          8.63% due 4/20/27................ USD       630,000     637,875
                                                              -----------
                                                                  891,625
                                                              -----------
       El Salvador -- 0.24%
         Republic of El Salvador,
          7.65% due 6/15/35................ USD       340,000     334,900
                                                              -----------
       Finland -- 0.68%
         Republic of Finland,
          3.00% due 7/4/08................. EUR       730,000     928,253
                                                              -----------
       France -- 1.04%
         Government of France:
          2.50% due 7/12/10................ EUR       570,000     698,453
          4.75% due 4/25/35................ EUR       530,000     726,983
          5.50% due 4/25/29................ EUR           347         524
                                                              -----------
                                                                1,425,960
                                                              -----------

 76       INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        May 31, 2006
                       INVESTMENTS - CONTINUED


                                          Principal Amount
                                          (Denominated in    Value
                                          Local Currency)   (Note 3)
          ------------------------------------------------------------
          GOVERNMENT BONDS (continued)
          Germany -- 3.99%
            Federal Republic of Germany:
             3.50% due 1/4/16............ EUR   1,930,000  $ 2,383,241
             3.75% due 1/4/15............ EUR     545,000      689,238
             4.50% due 8/17/07........... EUR   1,850,000    2,403,637
                                                           -----------
                                                             5,476,116
                                                           -----------
          Greece -- 2.06%
            Republic of Greece:
             6.00% due 5/19/10........... EUR     886,837    1,230,130
             8.60% due 3/26/08........... EUR   1,150,000    1,602,944
                                                           -----------
                                                             2,833,074
                                                           -----------
          Indonesia -- 0.38%
            Government of Indonesia,
             8.50% due 10/12/35.......... USD     485,000      524,406
                                                           -----------
          Italy -- 2.64%
            Republic of Italy:
             4.00% due 2/1/37............ EUR     530,000      606,270
             4.75% due 2/1/13............ EUR   1,470,000    1,971,338
             9.00% due 11/1/23........... EUR     532,912    1,055,248
                                                           -----------
                                                             3,632,856
                                                           -----------
          Japan -- 13.64%
            Government of Japan:
             0.50% due 6/20/07........... JPY 347,300,000    3,083,356
             0.70% due 5/15/08........... JPY 272,800,000    2,419,251
             0.80% due 3/20/13........... JPY 162,000,000    1,366,363
             1.80% due 3/22/10........... JPY 243,200,000    2,211,958
             1.90% due 12/20/10.......... JPY 358,000,000    3,267,383
             2.00% due 3/20/25........... JPY 488,900,000    4,244,570
             5.00% due 9/21/09........... JPY 215,200,000    2,153,218
                                                           -----------
                                                            18,746,099
                                                           -----------
          Mexico -- 3.75%
            United Mexican States:
             6.63% due 3/3/15............ USD     520,000      526,240
             7.50% due 4/8/33............ USD     695,000      727,665
             8.00% due 12/19/13.......... MXN   4,450,000      371,206
             8.13% due 12/30/19.......... USD     690,000      773,835
             8.30% due 8/15/31........... USD     720,000      817,200
             9.00% due 12/24/09.......... MXN   5,400,000      484,729
             9.50% due 12/18/14.......... MXN  16,090,000    1,450,980
                                                           -----------
                                                             5,151,855
                                                           -----------
          Netherlands -- 1.73%
            Kingdom of Netherlands,
             3.00% due 7/15/07........... EUR   1,865,000    2,382,696
                                                           -----------
          Norway -- 0.86%
            Kingdom of Norway,
             5.50% due 5/15/09........... NOK   6,900,000    1,187,850
                                                           -----------
          Peru -- 1.77%
            Republic of Peru:
             7.35% due 7/21/25........... USD   1,545,000    1,504,830
             8.75% due 11/21/33.......... USD     830,000      921,300
                                                           -----------
                                                             2,426,130
                                                           -----------
          Philippines -- 0.92%
            Republic of Philippines:
             7.75% due 1/14/31........... USD     500,000      488,125
             10.63% due 3/16/25.......... USD     620,000      775,000
                                                           -----------
                                                             1,263,125
                                                           -----------
          Poland -- 0.44%
            Republic of Poland,
             5.75% due 3/24/10........... PLN   1,800,000      602,088
                                                           -----------

                                          Principal Amount
                                          (Denominated in    Value
                                          Local Currency)   (Note 3)

         -------------------------------------------------------------
         Russia -- 3.39%
           Russian Federation:
            7.50% due 3/31/30(4)......... USD   3,960,000  $ 4,236,408
            12.75% due 6/24/28........... USD     250,000      425,325
                                                           -----------
                                                             4,661,733
                                                           -----------
         South Africa -- 1.60%
           Republic of South Africa,
            13.00% due 8/31/10........... ZAR  12,400,000    2,199,593
                                                           -----------
         Spain -- 1.97%
           Kingdom of Spain:
            4.20% due 1/31/37............ EUR   1,060,000    1,333,292
            5.75% due 7/30/32............ EUR     875,000    1,370,732
                                                           -----------
                                                             2,704,024
                                                           -----------
         Sweden -- 2.63%
           Kingdom of Sweden:
            4.00% due 12/1/09............ SEK   6,600,000      929,369
            5.00% due 1/28/09............ SEK  18,600,000    2,682,950
                                                           -----------
                                                             3,612,319
                                                           -----------
         Turkey -- 4.74%
           Republic of Turkey:
            6.88% due 3/17/36............ USD     260,000      227,500
            7.00% due 6/5/20............. USD     310,000      296,825
            7.25% due 3/15/15............ USD   2,530,000    2,511,025
            8.00% due 2/14/34............ USD     490,000      485,713
            11.88% due 1/15/30........... USD   2,105,000    2,989,100
                                                           -----------
                                                             6,510,163
                                                           -----------
         Ukraine -- 0.68%
           Government of Ukraine,
            7.65% due 6/11/13............ USD     920,000      929,384
                                                           -----------
         United Kingdom -- 1.85%
           Government of United Kingdom:
            5.00% due 9/7/14............. GBP     681,000    1,306,050
            5.75% due 12/7/09............ GBP         250          483
            6.00% due 12/7/28............ GBP     535,000    1,234,023
                                                           -----------
                                                             2,540,556
                                                           -----------
         United States -- 7.30%
           Federal Home Loan Bank,
            6.80% due 11/21/16........... USD   1,000,000    1,101,265
           Federal National Mtg. Assoc.,
            2.13% due 10/9/07............ JPY 250,000,000    2,267,249
           United States Treasury Bonds:
            4.50% due 2/15/36............ USD     658,000      587,882
            8.00% due 11/15/21........... USD   2,165,000    2,763,757
           United States Treasury Notes:
            4.00% due 2/15/15............ USD     775,000      714,604
            4.13% due 8/15/10............ USD     210,000      202,855
            4.25% due 11/15/13........... USD   1,645,000    1,558,509
            4.38% due 8/15/12............ USD     860,000      828,859
                                                           -----------
                                                            10,024,980
                                                           -----------
         Uruguay -- 1.15%
           Republic of Uruguay:
            7.50% due 3/15/15............ USD     450,000      445,500
            8.00% due 11/18/22........... USD   1,150,000    1,138,500
                                                           -----------
                                                             1,584,000
                                                           -----------
         Venezuela -- 2.20%
           Republic of Venezuela:
            6.00% due 12/9/20............ USD     590,000      513,300
            8.50% due 10/8/14............ USD   1,400,000    1,501,500
            9.25% due 9/15/27............ USD     225,000      269,100

 May 31, 2006      INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF        77
                                INVESTMENTS - CONTINUED


                                                   Principal Amount
                                                   (Denominated in     Value
                                                   Local Currency)    (Note 3)
--------------------------------------------------------------------------------
GOVERNMENT BONDS (continued)
Venezuela (continued)
   9.38% due 1/13/34..............................   USD  620,000   $    739,350
                                                                    ------------
                                                                       3,023,250
                                                                    ------------
Total Government Bonds
   (Cost $112,954,419)............................                   112,754,029
                                                                    ------------
RIGHTS -- 0.32%
  Republic of Argentina, Expires 12/15/35(3)......      4,700,780        426,831
  United Mexican States, Series D Expires 6/30/07
   VRR+(5)........................................        500,000          3,250
  United Mexican States, Series E Expires 6/30/07
   VRR+(5)........................................        500,000         13,000
                                                                    ------------
Total Rights
   (Cost $223,252)................................                       443,081
                                                                    ------------
Total Long-Term Investment Securities
   (Cost $133,684,672)............................                   133,652,677
                                                                    ------------

                                                     Principal Amount
                                                     (Denominated in     Value
                                                     Local Currency)    (Note 3)

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.21%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.59%, dated 05/31/06, to be
   repurchased 06/01/06 in the amount of
   $3,035,387 and collateralized by Federal Home
   Loan Bank Notes, bearing interest at 3.75%, due
   08/15/08 and having an approximate value of
   $3,099,064
   (Cost $3,035,000)................................    $3,035,000    $  3,035,000
                                                                      ------------
TOTAL INVESTMENTS
   (Cost $136,719,672)(2)...........................         99.48%    136,687,677
Other assets less liabilities.......................          0.52%        717,481
                                                        ----------    ------------
NET ASSETS --                                                  100%   $137,405,158
                                                        ==========    ============

--------
VRR--Value Recovery Rights
+  Non-income producing security
(1)Variable rate security -- the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(2)See Note 6 for cost of investments on a tax basis.
(3)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(4)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)Fair valued security (see Note 3)
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2006.

            Open Forward Currency Contracts
            --------------------------------------------------------
                                                           Gross
               Contract to      In Exchange   Delivery   Unrealized
                 Deliver            For         Date    Appreciation
            --------------------------------------------------------
            *CAD     3,650,000 USD 3,328,834 08/03/2006   $ 9,905
                *USD 3,306,329 CAD 3,650,000 08/03/2006    12,600
                                                          -------
                                                          $22,505
                                                          =======

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
COP--Colombian Peso
DKK--Danish Krone
EUR--Euro Dollar
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
NOK--Norwegian Krone
PLN--Polish Zloty
SEK--Swedish Krona
USD--United States Dollar
ZAR--South African Rand

See Notes to Financial Statements

 78  INTERNATIONAL GROWTH I FUND - PORTFOLIO PROFILE (Unaudited)  May 31, 2006

Industry Allocation*

                   Collective Investment Pool........  17.93%
                   Banks.............................  15.31%
                   Drugs.............................   7.96%
                   Oil & Gas.........................   7.86%
                   Electronics/Electrical Equipment..   7.28%
                   Retail............................   4.57%
                   Automotive........................   4.47%
                   Insurance.........................   4.22%
                   Chemical..........................   4.14%
                   Commercial Services...............   3.81%
                   Telecommunications................   3.63%
                   Leisure & Tourism.................   3.47%
                   Financial Services................   3.42%
                   Foods.............................   2.62%
                   Machinery.........................   2.51%
                   Household Products................   2.22%
                   Beverages.........................   2.05%
                   Apparel & Products................   1.86%
                   Metals............................   1.60%
                   Building Materials................   1.53%
                   Conglomerates.....................   1.44%
                   Healthcare........................   1.40%
                   Information Processing -- Software   1.11%
                   Time Deposit......................   1.11%
                   Railroads & Equipment.............   1.02%
                   Tobacco...........................   0.95%
                   Water Services....................   0.94%
                   Utilities -- Electric.............   0.82%
                   Real Estate.......................   0.70%
                   Human Resources...................   0.67%
                   Semiconductors....................   0.64%
                   Textile -- Products...............   0.52%
                   Hospital Supplies.................   0.44%
                   Broadcasting......................   0.41%
                   Advertising.......................   0.41%
                   Mining............................   0.40%
                   Medical Technology................   0.39%
                   Airlines..........................   0.32%
                   Repurchase Agreement..............   0.32%
                   Multimedia........................   0.18%
                   Auto -- Cars......................   0.16%
                   Publishing........................   0.10%
                   Shipbuilding......................   0.09%
                                                      ------
                                                      117.00%
                                                      ======

Country Allocation*

                             United States.  22.57%
                             Japan.........  19.97%
                             France........  15.51%
                             United Kingdom  13.91%
                             Switzerland...  10.14%
                             Germany.......   7.01%
                             Italy.........   3.55%
                             Australia.....   2.80%
                             Spain.........   2.40%
                             Korea.........   2.30%
                             Canada........   1.87%
                             Netherlands...   1.87%
                             Greece........   1.75%
                             Norway........   1.74%
                             Ireland.......   1.59%
                             Hong Kong.....   1.56%
                             Sweden........   1.51%
                             Belgium.......   1.33%
                             Singapore.....   0.85%
                             Austria.......   0.69%
                             Turkey........   0.39%
                             China.........   0.34%
                             South Africa..   0.33%
                             Indonesia.....   0.27%
                             Hungary.......   0.24%
                             Mexico........   0.19%
                             Brazil........   0.14%
                             Thailand......   0.14%
                             Poland........   0.04%
                                            ------
                                            117.00%
                                            ======

*  Calculated as a percentage of Net Assets.

 May 31, 2006    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS     79


                                                                    Value
                                                        Shares   (Note 3)(2)
    ------------------------------------------------------------------------
    COMMON STOCK -- 97.12%
    Advertising -- 0.41%
      WPP Group PLC...................................   166,120 $ 2,045,906
                                                                 -----------
    Airlines -- 0.32%
      Ryanair Holdings PLC ADR+#......................    32,416   1,588,060
                                                                 -----------
    Apparel & Products -- 1.86%
      Adidas-Salomon AG#..............................    13,235   2,625,366
      Esprit Holdings, Ltd............................   253,500   2,040,677
      Luxottica Group SpA#............................   115,650   3,146,076
      Puma AG Rudolf Dassier Sport....................     3,763   1,374,888
                                                                 -----------
                                                                   9,187,007
                                                                 -----------
    Auto - Cars -- 0.16%
      Hyundai Motor Co................................    10,250     791,848
                                                                 -----------
    Automotive -- 4.20%
      Bayerische Motoren Werke AG#....................    39,370   2,025,659
      Bridgestone Corp................................    80,000   1,649,627
      Continental AG..................................    42,886   4,683,443
      Koyo Seiko Co., Ltd.............................    76,400   1,525,807
      Nissan Motor Co., Ltd...........................   118,700   1,439,087
      Suzuki Motor Corp...............................    40,400     941,480
      Toyota Motor Corp...............................   159,050   8,527,400
                                                                 -----------
                                                                  20,792,503
                                                                 -----------
    Banks -- 15.31%
      Akbank TAS......................................   169,608   1,011,832
      Anglo Irish Bank Corp. PLC (Virt-x).............    31,600     499,754
      Anglo Irish Bank Corp. PLC (Dublin).............   246,684   3,841,135
      Banco Bilbao Vizcaya Argentaria SA..............   124,180   2,573,622
      Banco Popolare Di Verona e Novara SCRL#.........   101,926   2,792,128
      Banco Santander Central Hispano SA..............    71,519   1,032,057
      Bangkok Bank PCL................................   241,900     677,375
      Bank of Ireland.................................   136,046   2,423,509
      Bank of Yokohama, Ltd.#.........................   288,500   2,067,380
      BNP Paribas SA..................................    27,028   2,519,588
      Commerzbank AG..................................    39,114   1,468,352
      Credit Agricole SA..............................    66,340   2,470,329
      Credit Suisse Group.............................    15,935     920,084
      Erste Bank Der Oesterreichischen Sparkassen AG#.    52,142   2,972,133
      ForeningsSparbanken AB..........................    39,310   1,027,055
      HDFC Bank, Ltd..................................     8,600     455,284
      Hypo Real Estate Holding AG#....................    36,970   2,337,220
      Julius Baer Holding AG..........................    18,280   1,612,980
      KBC GROEP NV#...................................    45,354   4,879,293
      Kookmin Bank ADR................................     3,400     273,632
      Mitsubishi Tokyo Financial Group, Inc...........       270   3,711,913
      Mizuho Financial Group, Inc.....................        98     802,082
      National Australia Bank, Ltd.#..................    78,810   2,101,228
      National Bank of Greece SA......................    70,736   2,924,144
      OTP Bank Rt.....................................    35,065   1,169,613
      Powszechna Kasa Oszczednosci Bank Polski SA.....    16,490     187,224
      PT Bank Central Asia Tbk........................ 1,556,000     691,778
      Shinsei Bank, Ltd...............................   249,000   1,666,100
      Societe Generale, Class A+#.....................    33,853   5,207,435
      Standard Bank Group, Ltd........................    78,397     908,739
      Standard Chartered, PLC.........................   113,340   2,780,850
      Sumitomo Mitsui Financial Group, Inc............       200   2,047,975
      Svenska Handelsbanken AB, Series A..............    29,200     781,040
      Turkiye Garanti Bankasi AS......................   305,160     923,849
      UBS AG#.........................................    83,861   9,484,957
      UniCredito Italiano SpA.........................   259,170   1,977,129
      United Overseas Bank, Ltd.......................    63,000     595,383
                                                                 -----------
                                                                  75,816,181
                                                                 -----------
    Beverages -- 2.05%
      Companhia De Bebidas das Americas ADR...........    20,800     852,592
      Diageo PLC......................................   132,700   2,176,680

                                                                       Value
                                                            Shares  (Note 3)(2)

 ------------------------------------------------------------------------------
 Beverages (continued)
   InBev NV................................................  35,333 $ 1,698,929
   Pernod-Ricard SA#.......................................  27,739   5,413,843
                                                                    -----------
                                                                     10,142,044
                                                                    -----------
 Broadcasting -- 0.41%
   Grupo Televisa SA ADR................................... 101,330   1,863,459
   Societe Television Francaise 1..........................   4,589     151,680
                                                                    -----------
                                                                      2,015,139
                                                                    -----------
 Building Materials -- 1.53%
   Asahi Glass Co., Ltd.................................... 184,000   2,454,578
   Cemex SA ADR+...........................................  15,510     883,605
   CRH PLC (Virt-x)........................................     922      30,934
   CRH PLC (Dublin)........................................  31,833   1,074,335
   Matsushita Electric Works, Ltd.......................... 125,000   1,454,453
   Taisei Corp............................................. 440,000   1,686,197
                                                                    -----------
                                                                      7,584,102
                                                                    -----------
 Chemical -- 3.89%
   Arkema+.................................................     827      29,672
   JSR Corp................................................  77,500   2,048,930
   Kaneka Corp.............................................  55,000     534,032
   Koninklijke DSM NV......................................  19,572     830,309
   L'Air Liquide SA........................................  18,370   3,818,683
   Lonza Group AG#.........................................  27,090   1,849,910
   Nitto Denko Corp........................................  48,500   3,737,008
   Sekisui Chemical Co., Ltd............................... 189,000   1,617,505
   Shin-Etsu Chemical Co., Ltd.............................  44,600   2,525,698
   Syngenta AG+............................................  16,419   2,259,133
                                                                    -----------
                                                                     19,250,880
                                                                    -----------
 Commercial Services -- 3.81%
   ABB, Ltd.#.............................................. 220,870   2,792,013
   ACS, Actividades de Construccion y Servicios SA.........  28,900   1,152,213
   Aker Kvaerner ASA#......................................  31,777   3,255,702
   Brambles Industries, Ltd................................  96,703     781,076
   Cap Gemini SA...........................................  21,850   1,199,201
   Cintra Concesiones de Infrastructuras de Transporte SA#. 114,057   1,468,670
   Grupo Ferrovial SA......................................  11,600     917,972
   Li & Fung, Ltd.......................................... 871,400   1,784,792
   Smiths Group PLC........................................  62,750   1,040,823
   Vinci SA#...............................................  48,644   4,469,671
                                                                    -----------
                                                                     18,862,133
                                                                    -----------
 Conglomerates -- 1.44%
   Hutchison Whampoa, Ltd..................................  77,000     701,311
   Keppel Corp., Ltd....................................... 244,000   2,094,002
   LVMH Moet Hennessy Louis Vuitton SA.....................  25,350   2,491,797
   Siemens AG..............................................  21,410   1,842,379
                                                                    -----------
                                                                      7,129,489
                                                                    -----------
 Drugs -- 7.96%
   Actelion, Ltd.+.........................................   2,700     314,464
   AstraZeneca PLC.........................................  32,080   1,695,121
   Bayer AG................................................  29,020   1,303,546
   CSL, Ltd................................................  13,064     509,480
   Eisai Co., Ltd..........................................  28,050   1,282,384
   GlaxoSmithKline PLC..................................... 346,891   9,597,138
   Merck KGaA+.............................................  12,306   1,263,036
   Novartis AG.............................................  72,526   4,020,926
   Roche Holding AG........................................  78,854  12,274,881
   Sanofi-Aventis..........................................  40,145   3,783,153
   Schering AG.............................................  12,130   1,324,067
   Shire PLC...............................................  84,695   1,243,124
   Teva Pharmaceutical Industries, Ltd. ADR................  21,842     795,267
                                                                    -----------
                                                                     39,406,587
                                                                    -----------

 80    INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS -    May 31, 2006
                              CONTINUED


                                                                      Value
                                                           Shares  (Note 3)(2)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Electronics/Electrical Equipment -- 7.28%
   Canon, Inc.............................................  60,700 $ 4,229,666
   Fanuc, Ltd.............................................  14,500   1,294,980
   Hitachi High Technologies Corp.........................  15,700     454,419
   Keyence Corp...........................................  12,400   3,180,639
   Legrand SA+............................................  36,280   1,061,349
   LG.Philips LCD Co., Ltd. ADR+..........................  25,500     478,635
   Matsushita Electric Industrial Co., Ltd................ 202,000   4,396,153
   Mitsubishi Electric Corp.#............................. 123,000   1,008,305
   Murata Manufacturing Co., Ltd..........................  15,500   1,011,432
   NGK Insulators, Ltd.#..................................  52,000     618,821
   Omron Corp.............................................  34,900     953,643
   Ricoh Co., Ltd.........................................  96,000   1,887,121
   Samsung Electronics Co., Ltd...........................   6,750   4,342,346
   Samsung Electronics Co., Ltd., Reg S GDR*..............  12,110   3,826,052
   Schneider Electric SA#.................................  64,830   6,725,603
   SMC Corp...............................................   4,300     603,009
                                                                   -----------
                                                                    36,072,173
                                                                   -----------
 Financial Services -- 3.42%
   Amvescap PLC........................................... 237,900   2,307,124
   Deutsche Boerse AG#....................................  12,580   1,634,633
   Kookmin Bank...........................................  10,450     845,779
   Man Group PLC..........................................  87,656   3,831,447
   Nikko Cordial Corp.#...................................  95,000   1,408,597
   ORIX Corp.#............................................  23,960   6,922,977
                                                                   -----------
                                                                    16,950,557
                                                                   -----------
 Foods -- 2.62%
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR.  13,900     459,395
   Groupe Danone#.........................................  32,110   3,874,669
   Nestle SA..............................................  18,314   5,463,924
   Royal Numico NV........................................  70,976   3,151,561
                                                                   -----------
                                                                    12,949,549
                                                                   -----------
 Healthcare -- 1.40%
   Essilor International SA#..............................  25,976   2,614,871
   Hoya Corp.#............................................ 111,700   4,308,270
                                                                   -----------
                                                                     6,923,141
                                                                   -----------
 Hospital Supplies -- 0.44%
   Fresenius Medical Care AG#.............................  19,572   2,192,290
                                                                   -----------
 Household Products -- 2.22%
   Kao Corp...............................................  48,000   1,203,038
   Reckitt Benckiser PLC.................................. 266,331   9,787,455
                                                                   -----------
                                                                    10,990,493
                                                                   -----------
 Human Resources -- 0.67%
   Adecco SA#.............................................  38,590   2,466,567
   Capita Group PLC.......................................  97,880     834,350
                                                                   -----------
                                                                     3,300,917
                                                                   -----------
 Information Processing - Software -- 1.11%
   Infosys Technologies, Ltd. ADR.........................  25,000   1,765,000
   SAP AG#................................................  17,890   3,756,226
                                                                   -----------
                                                                     5,521,226
                                                                   -----------
 Insurance -- 4.22%
   Assicurazioni Generali SpA.............................  50,130   1,824,292
   Aviva PLC..............................................  83,826   1,163,324
   AXA#................................................... 225,162   7,820,773
   ING Groep NV#..........................................  87,259   3,412,417
   Manulife Financial Corp................................  43,476   1,430,781
   Ping An Insurance Group Co. of China, Ltd.+............ 263,500     730,548
   QBE Insurance Group, Ltd............................... 148,856   2,403,539
   Swiss Re...............................................  30,101   2,113,980
                                                                   -----------
                                                                    20,899,654
                                                                   -----------

                                                                Value
                                                    Shares   (Note 3)(2)

       -----------------------------------------------------------------
       Leisure & Tourism -- 3.47%
         Accor SA#................................    41,990 $ 2,462,626
         Enterprise Inns PLC......................    55,000     959,784
         Ladbrokes PLC............................   193,038   1,435,227
         Nintendo Co., Ltd........................    13,400   2,280,240
         OPAP SA..................................   102,766   3,494,617
         Sega Sammy Holdings, Inc.................    70,300   2,817,060
         William Hill PLC.........................   239,420   2,756,405
         Yamaha Motor Co., Ltd....................    36,400     981,312
                                                             -----------
                                                              17,187,271
                                                             -----------
       Machinery -- 2.51%
         Alstom RGPT+.............................    33,890   2,876,462
         Atlas Copco AB, Series A#................   119,840   3,250,385
         Komatsu, Ltd.............................   107,500   2,181,988
         MAN AG#..................................    32,349   2,326,806
         Sumitomo Heavy Industries, Ltd...........   189,000   1,800,586
                                                             -----------
                                                              12,436,227
                                                             -----------
       Medical Technology -- 0.39%
         Smith & Nephew PLC.......................   147,130   1,201,212
         Synthes, Inc.............................     6,070     743,321
                                                             -----------
                                                               1,944,533
                                                             -----------
       Metals -- 1.60%
         BHP Billiton, Ltd........................   282,850   6,120,175
         Companhia Vale do Rio Doce ADR...........    13,540     630,829
         Vallourec SA#............................       950   1,190,871
                                                             -----------
                                                               7,941,875
                                                             -----------
       Mining -- 0.40%
         Rio Tinto, Ltd.#.........................    32,920   1,979,451
                                                             -----------
       Multimedia -- 0.18%
         Informa PLC..............................   112,729     900,870
                                                             -----------
       Oil & Gas -- 7.86%
         BG Group PLC.............................   353,686   4,729,660
         BP PLC...................................   308,286   3,629,963
         Canadian Natural Resources, Ltd..........    21,430   1,128,407
         Cnooc Ltd................................ 1,138,000     873,576
         EnCana Corp..............................    16,503     832,416
         ENI SpA#.................................   158,408   4,785,701
         Lukoil ADR...............................     9,703     751,012
         OMV AG...................................     7,756     451,296
         Petroleo Brasileiro SA...................     8,900     679,604
         Petroleum Geo-Services ASA+..............    18,500   1,165,507
         Royal Dutch Shell PLC, Class A London....    56,590   1,870,679
         Saipem#..................................    96,790   2,297,975
         Statoil ASA..............................    36,870   1,085,995
         Suncor Energy, Inc.......................    44,677   3,604,986
         Tokyo Gas Co., Ltd.......................   212,000   1,061,145
         Total SA#................................   153,140   9,996,727
                                                             -----------
                                                              38,944,649
                                                             -----------
       Publishing -- 0.10%
         Yell Group PLC...........................    50,650     475,083
                                                             -----------
       Railroads & Equipment -- 1.02%
         Canadian National Railway Co.............    27,203   1,203,946
         Canadian National Railway Co.............    24,320   1,087,104
         East Japan Railway Co....................       386   2,771,927
                                                             -----------
                                                               5,062,977
                                                             -----------
       Real Estate -- 0.70%
         Leopalace21 Corp.........................    54,000   1,616,361
         Sumitomo Realty & Development Co., Ltd.#.    75,000   1,839,388
                                                             -----------
                                                               3,455,749
                                                             -----------

 May 31, 2006   INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS -    81
                                       CONTINUED


                                                                    Value
                                                         Shares  (Note 3)(2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Retail -- 4.57%
     Carphone Warehouse PLC............................. 164,950 $    999,654
     Compagnie Financiere Richemont AG..................  99,771    4,659,648
     Inditex SA.........................................  95,239    3,775,738
     Marks & Spencer Group PLC.......................... 162,820    1,653,397
     Next PLC...........................................  36,360    1,105,158
     Pinault-Printemps-Redoute SA#......................  15,690    1,946,477
     Tesco PLC.......................................... 628,948    3,769,852
     Wal-Mart de Mexico SA de CV........................ 338,500      924,810
     Yamada Denki Co., Ltd..............................  36,750    3,785,949
                                                                 ------------
                                                                   22,620,683
                                                                 ------------
   Semiconductors -- 0.64%
     ASML Holding NV+...................................  91,900    1,861,960
     Hynix Semiconductor, Inc.+.........................  19,840      660,574
     Taiwan Semiconductor Manufacturing Co., Ltd. ADR...  69,500      658,165
                                                                 ------------
                                                                    3,180,699
                                                                 ------------
   Shipbuilding -- 0.09%
     Daewoo Shipbuilding & Marine Engineering Co., Ltd..  15,800      432,653
                                                                 ------------
   Telecommunications -- 3.63%
     America Movil SA de CV ADR......................... 127,710    4,171,009
     China Mobile, Ltd.#................................ 223,500    1,156,307
     e.Biscom SpA+......................................  15,900      785,462
     Foxconn International Holdings, Ltd.+.............. 357,000      955,364
     Hellenic Telecommunications Organization SA+....... 100,120    2,227,212
     Hutchison Telecommunications International, Ltd.+.. 736,000    1,188,530
     Singapore Telecommunications, Ltd.................. 948,000    1,525,050
     Telefonaktiebolaget LM Ericsson, Class B........... 468,980    1,501,296
     Telekomunikasi Indosia TbK PT...................... 840,000      642,652
     Telenor ASA#....................................... 244,926    3,094,479
     Telkom SA, Ltd.....................................  34,350      729,677
                                                                 ------------
                                                                   17,977,038
                                                                 ------------
   Textile - Products -- 0.52%
     Toray Industries, Inc.#............................ 287,500    2,566,364
                                                                 ------------
   Tobacco -- 0.95%
     British American Tobacco PLC.......................  73,880    1,847,221
     Imperial Tobacco Group PLC.........................  63,452    1,940,198
     Swedish Match AB...................................  57,000      899,087
                                                                 ------------
                                                                    4,686,506
                                                                 ------------
   Utilities - Electric -- 0.82%
     E. ON AG...........................................  17,220    1,986,733
     Iberdrola SA.......................................  30,290      972,409
     International Power PLC............................ 200,354    1,085,800
                                                                 ------------
                                                                    4,044,942
                                                                 ------------
   Water Services -- 0.94%
     Veolia Environment#................................  84,166    4,665,354
                                                                 ------------
   Total Common Stock
      (Cost $398,653,410)...............................          480,914,803
                                                                 ------------

                                                             Shares/
                                                            Principal       Value
                                                             Amount      (Note 3)(2)

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.52%
Automotive -- 0.27%
  Porsche AG.............................................       1,369   $  1,327,221
                                                                        ------------
Chemical -- 0.25%
  Henkel KGaA............................................      11,131      1,252,951
                                                                        ------------
Total Preferred Stock
   (Cost $2,103,848).....................................                  2,580,172
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $400,757,258)...................................                483,494,975
                                                                        ------------
SHORT-TERM INVESTMENTS -- 19.04%
Collective Investment Securities -- 17.93%
  Securities Lending Quality Trust(1)....................  88,786,305     88,786,305
                                                                        ------------
Time Deposit -- 1.11%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06.................................... $ 5,506,000      5,506,000
                                                                        ------------
Total Short-term Investments
   (Cost $94,292,305)....................................                 94,292,305
                                                                        ------------
REPURCHASE AGREEMENT -- 0.32%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $1,566,200 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 3.75%, due 08/15/08 and having an
   approximate value of $1,600,938
   (Cost $1,566,000)..................................... $ 1,566,000      1,566,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $496,615,563)(3)................................      117.00%   579,353,280
Liabilities in excess of other assets....................      (17.00)%  (84,172,260)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $495,181,020
                                                          ===========   ============

--------
ADR--American Depository Receipt
GDR--Global Depository Receipt
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $3,826,052 representing 0.77% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)A substantial number of the Fund's holdings were valued using fair value procedures at May 31, 2006. At May 31, 2006, the aggregate value of these securities was $455,372,078 representing 91.96% of net assets. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)See Note 6 for cost of investments on a tax basis.

 82      LARGE CAP CORE FUND - PORTFOLIO PROFILE (Unaudited)      May 31, 2006

Industry Allocation*

                   Oil & Gas.........................  11.72%
                   Financial Services................  10.60%
                   Telecommunications................   7.71%
                   Retail............................   7.32%
                   Banks.............................   5.90%
                   Drugs.............................   5.11%
                   Information Processing -- Software   4.65%
                   Insurance.........................   4.57%
                   Time Deposit......................   3.80%
                   Conglomerates.....................   3.14%
                   Hospital Supplies.................   2.88%
                   Machinery.........................   2.62%
                   Semiconductors....................   2.62%
                   Information Processing -- Services   2.45%
                   Utilities -- Electric.............   2.38%
                   Household Products................   2.18%
                   Medical -- Biomedical/Gene........   2.15%
                   Aerospace/Defense.................   2.12%
                   Information Processing -- Hardware   2.04%
                   Multimedia........................   1.94%
                   Beverages.........................   1.77%
                   Medical Technology................   1.72%
                   Tobacco...........................   1.55%
                   Commercial Services...............   1.28%
                   Advertising.......................   1.26%
                   Coal..............................   1.08%
                   Chemical..........................   0.98%
                   Freight...........................   0.95%
                   Leisure & Tourism.................   0.70%
                   Apparel & Products................   0.66%
                   Utilities -- Communication........   0.64%
                   Paper/Forest Products.............   0.58%
                                                      ------
                                                      101.07%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006        LARGE CAP CORE FUND - SCHEDULE OF INVESTMENTS         83


                                                          Value
                                               Shares    (Note 3)
             ------------------------------------------------------
             COMMON STOCK -- 97.27%
             Advertising -- 1.26%
               Omnicom Group, Inc.............  23,243 $  2,210,642
                                                       ------------
             Aerospace/Defense -- 2.12%
               Lockheed Martin Corp...........  31,056    2,251,250
               United Technologies Corp.......  23,770    1,486,100
                                                       ------------
                                                          3,737,350
                                                       ------------
             Apparel & Products -- 0.66%
               Chico's FAS, Inc.+.............  39,032    1,169,789
                                                       ------------
             Banks -- 5.90%
               Bank of America Corp...........  92,509    4,477,435
               State Street Bank & Trust Co...  22,537    1,399,548
               U.S. Bancorp...................  58,606    1,809,167
               Wells Fargo & Co...............  40,759    2,705,175
                                                       ------------
                                                         10,391,325
                                                       ------------
             Beverages -- 1.77%
               Diageo PLC(2)..................  76,672    1,257,652
               Diageo PLC ADR.................   6,071      401,840
               PepsiCo, Inc...................  24,116    1,458,053
                                                       ------------
                                                          3,117,545
                                                       ------------
             Chemical -- 0.98%
               Air Products & Chemicals, Inc..  26,744    1,734,348
                                                       ------------
             Coal -- 1.08%
               Massey Energy Co...............  22,376      835,073
               Peabody Energy Corp............  17,245    1,075,053
                                                       ------------
                                                          1,910,126
                                                       ------------
             Commercial Services -- 1.28%
               Accenture, Ltd.................  45,903    1,292,170
               Cintas Corp....................  22,617      958,056
                                                       ------------
                                                          2,250,226
                                                       ------------
             Conglomerates -- 3.14%
               General Electric Co............ 161,124    5,520,108
                                                       ------------
             Drugs -- 5.11%
               Abbott Laboratories............  30,454    1,300,386
               Caremark Rx, Inc.+.............  36,610    1,756,182
               Novartis AG ADR................  16,852      934,949
               Pfizer, Inc.................... 139,527    3,301,209
               Wyeth..........................  37,360    1,708,846
                                                       ------------
                                                          9,001,572
                                                       ------------
             Financial Services -- 10.60%
               American Express Co............  28,372    1,542,302
               Capital One Financial Corp.....  12,018      994,730
               Citigroup, Inc................. 119,178    5,875,475
               Goldman Sachs Group, Inc.......  13,367    2,017,749
               JPMorgan Chase & Co............  62,460    2,663,294
               Legg Mason, Inc................  12,603    1,209,006
               Merrill Lynch & Co., Inc.......  20,215    1,463,768
               Morgan Stanley.................  28,153    1,678,482
               T. Rowe Price Group, Inc.......  15,278    1,208,490
                                                       ------------
                                                         18,653,296
                                                       ------------
             Freight -- 0.95%
               United Parcel Service, Inc.....  20,660    1,664,163
                                                       ------------
             Hospital Supplies -- 2.88%
               Johnson & Johnson..............  52,473    3,159,924
               Medtronic, Inc.................  17,275      872,215
               St. Jude Medical, Inc.+........  30,382    1,036,026
                                                       ------------
                                                          5,068,165
                                                       ------------
             Household Products -- 2.18%
               Procter & Gamble Co............  70,685    3,834,661
                                                       ------------

                                                              Value
                                                   Shares    (Note 3)

        ---------------------------------------------------------------
        Information Processing - Hardware -- 2.04%
          Dell, Inc.+.............................  74,501 $  1,890,836
          Hewlett-Packard Co......................  52,543    1,701,342
                                                           ------------
                                                              3,592,178
                                                           ------------
        Information Processing - Services -- 2.45%
          Cadence Design Systems, Inc.+...........  49,359      890,436
          eBay, Inc.+.............................  30,462      999,458
          Google, Inc.+...........................   6,496    2,415,343
                                                           ------------
                                                              4,305,237
                                                           ------------
        Information Processing - Software -- 4.65%
          Automatic Data Processing, Inc..........  29,976    1,363,009
          Microsoft Corp.......................... 157,994    3,578,564
          Oracle Corp.+........................... 227,586    3,236,273
                                                           ------------
                                                              8,177,846
                                                           ------------
        Insurance -- 4.57%
          Aetna, Inc..............................  55,584    2,137,761
          Hartford Financial Services Group, Inc..  16,823    1,479,414
          Marsh & McLennan Cos., Inc..............  74,894    2,099,279
          Prudential Financial, Inc...............  17,957    1,367,425
          WellPoint, Inc.+........................  13,534      968,764
                                                           ------------
                                                              8,052,643
                                                           ------------
        Leisure & Tourism -- 0.70%
          OSI Restaurant Partners, Inc............  33,665    1,234,832
                                                           ------------
        Machinery -- 2.62%
          Deere & Co..............................  17,533    1,500,825
          Pall Corp...............................  68,380    2,057,554
          Rockwell Automation, Inc................  15,418    1,052,741
                                                           ------------
                                                              4,611,120
                                                           ------------
        Medical - Biomedical/Gene -- 2.15%
          Amgen, Inc.+............................  24,694    1,669,068
          Biogen Idec, Inc.+......................  45,488    2,121,105
                                                           ------------
                                                              3,790,173
                                                           ------------
        Medical Technology -- 1.72%
          Baxter International, Inc...............  46,978    1,771,071
          Zimmer Holdings, Inc.+..................  20,898    1,265,374
                                                           ------------
                                                              3,036,445
                                                           ------------
        Multimedia -- 1.94%
          News Corp., Class A.....................  61,057    1,164,357
          Time Warner, Inc........................  64,365    1,107,722
          Walt Disney Co..........................  37,350    1,139,175
                                                           ------------
                                                              3,411,254
                                                           ------------
        Oil & Gas -- 11.72%
          Apache Corp.............................  29,574    1,918,761
          BP PLC ADR..............................  40,847    2,887,883
          ConocoPhillips..........................  23,411    1,481,682
          Exxon Mobil Corp........................ 110,533    6,732,565
          Occidental Petroleum Corp...............  14,213    1,408,366
          Schlumberger, Ltd.......................  51,126    3,352,332
          Weatherford International, Ltd.+........  35,905    1,868,496
          XTO Energy, Inc.........................  23,882      984,416
                                                           ------------
                                                             20,634,501
                                                           ------------
        Paper/Forest Products -- 0.58%
          Weyerhaeuser Co.........................  15,894    1,016,580
                                                           ------------
        Retail -- 7.32%
          Amazon.com, Inc.+.......................  49,900    1,727,039
          Best Buy Co., Inc.......................  34,511    1,829,083
          BJ's Wholesale Club, Inc.+..............  35,856    1,057,752
          J.C. Penney Co., Inc....................  30,278    1,839,691
          Lowe's Cos., Inc........................  13,985      870,986

 84   LARGE CAP CORE FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                          Value
                                                Shares   (Note 3)
             ------------------------------------------------------
             COMMON STOCK (continued)
             Retail (continued)
               Nordstrom, Inc..................  48,770 $ 1,796,199
               Wal-Mart Stores, Inc............  77,662   3,762,724
                                                        -----------
                                                         12,883,474
                                                        -----------
             Semiconductors -- 2.62%
               Altera Corp.+................... 135,207   2,644,649
               Texas Instruments, Inc..........  62,817   1,961,775
                                                        -----------
                                                          4,606,424
                                                        -----------
             Telecommunications -- 7.71%
               Alltel Corp.....................  20,150   1,246,278
               Cisco Systems, Inc.+............ 147,323   2,899,317
               Embarq Corp.+...................   3,846     160,263
               Motorola, Inc...................  84,261   1,777,064
               QUALCOMM, Inc...................  79,060   3,574,303
               Sprint Corp.....................  76,926   1,631,600
               Verizon Communications, Inc.....  28,363     885,209
               Vodafone Group PLC ADR..........  61,028   1,403,644
                                                        -----------
                                                         13,577,678
                                                        -----------
             Tobacco -- 1.55%
               Altria Group, Inc...............  37,829   2,736,928
                                                        -----------
             Utilities - Communication -- 0.64%
               AT&T, Inc.......................  43,082   1,122,717
                                                        -----------

                                                           Shares/
                                                          Principal      Value
                                                           Amount       (Note 3)

-----------------------------------------------------------------------------------
Utilities - Electric -- 2.38%
  DPL, Inc..............................................     34,759   $    931,541
  Exelon Corp...........................................     17,768      1,005,846
  PG&E Corp.............................................     25,047        993,865
  TXU Corp..............................................     21,935      1,256,876
                                                                      ------------
                                                                         4,188,128
                                                                      ------------
Total Long-Term Investment Securities
   (Cost $172,472,690)..................................               171,241,474
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.80%
Time Deposit -- 3.80%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06
   (Cost $6,687,000).................................... $6,687,000      6,687,000
                                                                      ------------
TOTAL INVESTMENTS
   (Cost $179,159,690)(1)...............................     101.07%   177,928,474
Liabilities in excess of other assets...................      (1.07)%   (1,890,294)
                                                         ----------   ------------
NET ASSETS --                                                100.00%  $176,038,180
                                                         ==========   ============

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)Security was valued using fair value procedures at May 31, 2006. See Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

 May 31, 2006  LARGE CAPITAL GROWTH FUND - PORTFOLIO PROFILE (Unaudited)   85

Industry Allocation*

                   Telecommunications................   8.58%
                   Retail............................   7.58%
                   Financial Services................   7.32%
                   Insurance.........................   6.13%
                   Aerospace/Defense.................   5.86%
                   Time Deposit......................   5.08%
                   Oil & Gas.........................   4.81%
                   Repurchase Agreement..............   4.56%
                   Information Processing -- Hardware   4.01%
                   Information Processing -- Software   3.65%
                   Electronics/Electrical Equipment..   3.33%
                   Machinery.........................   3.29%
                   Drugs.............................   3.06%
                   Hospital Supplies.................   3.05%
                   Semiconductors....................   3.01%
                   Conglomerates.....................   2.97%
                   Healthcare........................   2.21%
                   Information Processing -- Services   2.04%
                   Medical -- Biomedical/Gene........   1.90%
                   Beverages.........................   1.88%
                   Commercial Services...............   1.79%
                   Household Products................   1.77%
                   Railroads & Equipment.............   1.70%
                   Metals............................   1.41%
                   Apparel & Products................   1.21%
                   Multimedia........................   0.99%
                   Leisure & Tourism.................   0.98%
                   Pollution Control.................   0.77%
                   Advertising.......................   0.72%
                   Therapeutics......................   0.69%
                   Automotive........................   0.67%
                   Medical Technology................   0.63%
                   Banks.............................   0.54%
                   Chemical..........................   0.54%
                   Broadcasting......................   0.53%
                   Freight...........................   0.53%
                   Hospital Management...............   0.52%
                   Foods.............................   0.48%
                                                      ------
                                                      100.79%
                                                      ======

*  Calculated as a percentage of net assets.

 86      LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS      May 31, 2006


                                                                Value
                                                     Shares    (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 91.15%
      Advertising -- 0.72%
        Omnicom Group, Inc..........................  46,100 $  4,384,571
                                                             ------------
      Aerospace/Defense -- 5.86%
        Boeing Co................................... 146,480   12,194,460
        General Dynamics Corp.......................  59,160    3,764,942
        L-3 Communications Holdings, Inc............  46,900    3,421,824
        Lockheed Martin Corp........................  90,240    6,541,498
        Northrop Grumman Corp.......................  58,450    3,780,546
        Raytheon Co.................................  50,650    2,322,303
        United Technologies Corp....................  58,000    3,626,160
                                                             ------------
                                                               35,651,733
                                                             ------------
      Apparel & Products -- 1.21%
        Abercrombie and Fitch Co., Class A..........  48,900    2,828,865
        Nike, Inc., Class B.........................  56,600    4,545,546
                                                             ------------
                                                                7,374,411
                                                             ------------
      Automotive -- 0.67%
        Danaher Corp................................  63,500    4,070,985
                                                             ------------
      Banks -- 0.54%
        Uniao de Bancos Brasileiros SA GDR..........  51,250    3,271,288
                                                             ------------
      Beverages -- 1.88%
        PepsiCo, Inc................................ 189,550   11,460,193
                                                             ------------
      Broadcasting -- 0.53%
        Comcast Corp., Class A+..................... 100,800    3,238,704
                                                             ------------
      Chemical -- 0.54%
        Sigma-Aldrich Corp..........................  46,900    3,255,798
                                                             ------------
      Commercial Services -- 1.79%
        ABB, Ltd.(3)................................ 342,140    4,324,985
        Accenture, Ltd.............................. 163,300    4,596,895
        Moody's Corp................................  37,070    1,938,761
                                                             ------------
                                                               10,860,641
                                                             ------------
      Conglomerates -- 2.97%
        General Electric Co......................... 392,700   13,453,902
        ITT Industries, Inc.........................  88,400    4,610,060
                                                             ------------
                                                               18,063,962
                                                             ------------
      Drugs -- 3.06%
        Abbott Laboratories.........................  78,600    3,356,220
        AstraZeneca, PLC ADR........................  61,750    3,269,045
        Caremark Rx, Inc.+..........................  52,140    2,501,156
        Novartis AG ADR............................. 116,610    6,469,523
        Roche Holding AG(3).........................  19,450    3,027,702
                                                             ------------
                                                               18,623,646
                                                             ------------
      Electronics/Electrical Equipment -- 3.33%
        Agilent Technologies, Inc.+................. 149,550    5,217,799
        Ametek, Inc................................. 141,000    6,433,830
        Emerson Electric Co.........................  36,900    3,044,988
        Koninklijke Philips Electronics NV..........  69,850    2,207,959
        Matsushita Electric Industrial Co., Ltd.(3). 154,172    3,355,266
                                                             ------------
                                                               20,259,842
                                                             ------------
      Financial Services -- 7.32%
        American Express Co.........................  61,600    3,348,576
        Bear Stearns Cos., Inc......................  20,680    2,765,950
        Capital One Financial Corp..................  36,600    3,029,382
        Charles Schwab Corp......................... 163,640    2,726,243
        CIT Group, Inc..............................  46,130    2,371,082
        Citigroup, Inc..............................  60,300    2,972,790
        Goldman Sachs Group, Inc....................  60,700    9,162,665
        JPMorgan Chase & Co.........................  56,000    2,387,840
        Kookmin Bank(3).............................   3,188      258,023
        Lehman Brothers Holdings, Inc............... 105,220    7,008,704
        Merrill Lynch & Co., Inc....................  44,500    3,222,245

                                                              Value
                                                   Shares    (Note 3)

        ---------------------------------------------------------------
        Financial Services (continued)
          ORIX Corp.(3)...........................   8,962 $  2,589,471
          SLM Corp................................  49,490    2,660,582
                                                           ------------
                                                             44,503,553
                                                           ------------
        Foods -- 0.49%
          Archer-Daniels-Midland Co...............  61,280    2,547,410
          Burger King Holdings, Inc.+.............  23,000      430,100
                                                           ------------
                                                              2,977,510
                                                           ------------
        Freight -- 0.53%
          United Parcel Service, Inc..............  40,200    3,238,110
                                                           ------------
        Healthcare -- 2.21%
          Cooper Cos., Inc........................  59,700    2,826,795
          Dentsply International, Inc.............  52,800    3,157,440
          McKesson Corp...........................  87,880    4,350,060
          Medco Health Solutions, Inc.+...........  57,100    3,077,690
                                                           ------------
                                                             13,411,985
                                                           ------------
        Hospital Management -- 0.52%
          Omnicare, Inc...........................  67,900    3,147,844
                                                           ------------
        Hospital Supplies -- 3.05%
          AmerisourceBergen Corp..................  62,320    2,716,529
          Cardinal Health, Inc....................  52,970    3,544,223
          Johnson & Johnson....................... 125,700    7,569,654
          Medtronic, Inc..........................  93,000    4,695,570
                                                           ------------
                                                             18,525,976
                                                           ------------
        Household Products -- 1.77%
          Procter & Gamble Co..................... 197,860   10,733,905
                                                           ------------
        Information Processing - Hardware -- 4.01%
          Apple Computer, Inc.+................... 122,630    7,329,595
          EMC Corp.+.............................. 342,700    4,386,560
          Hewlett-Packard Co...................... 248,410    8,043,516
          International Business Machines Corp....  58,300    4,658,170
                                                           ------------
                                                             24,417,841
                                                           ------------
        Information Processing - Services -- 2.04%
          eBay, Inc.+.............................  98,800    3,241,628
          Google, Inc.+...........................  12,420    4,618,004
          Yahoo!, Inc.+........................... 143,100    4,520,529
                                                           ------------
                                                             12,380,161
                                                           ------------
        Information Processing - Software -- 3.65%
          Autodesk, Inc.+.........................  60,400    2,197,956
          BEA Systems, Inc.+...................... 226,300    3,068,628
          Microsoft Corp.......................... 622,740   14,105,061
          Red Hat, Inc.+.......................... 107,270    2,812,619
                                                           ------------
                                                             22,184,264
                                                           ------------
        Insurance -- 6.13%
          Aetna, Inc.............................. 171,210    6,584,737
          Assurant, Inc...........................  44,630    2,181,514
          Chubb Corp..............................  49,100    2,481,023
          Coventry Health Care, Inc.+.............  65,300    3,411,925
          Marsh & McLennan Cos., Inc.............. 125,300    3,512,159
          Prudential Financial, Inc...............  88,180    6,714,907
          UnitedHealth Group, Inc................. 144,970    6,372,881
          WellPoint, Inc.+........................  84,290    6,033,478
                                                           ------------
                                                             37,292,624
                                                           ------------
        Leisure & Tourism -- 0.98%
          Boyd Gaming Corp........................  77,400    3,483,000
          Darden Restaurants, Inc.................  70,110    2,482,595
                                                           ------------
                                                              5,965,595
                                                           ------------
        Machinery -- 3.29%
          Dover Corp..............................  78,100    3,814,404
          IDEX Corp............................... 123,461    5,969,339

 May 31, 2006    LARGE CAPITAL GROWTH FUND - SCHEDULE OF INVESTMENTS -     87
                                       CONTINUED



                                                              Value
                                                   Shares    (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Machinery (continued)
          Joy Global, Inc.........................  42,390 $  2,278,039
          Komatsu, Ltd.(3)........................ 209,004    4,242,271
          Precision Castparts Corp................  64,300    3,705,609
                                                           ------------
                                                             20,009,662
                                                           ------------
        Medical - Biomedical/Gene -- 1.90%
          Amgen, Inc.+............................  56,100    3,791,799
          Biogen Idec, Inc.+......................  99,500    4,639,685
          Genzyme Corp.+..........................  52,300    3,111,850
                                                           ------------
                                                             11,543,334
                                                           ------------
        Medical Technology -- 0.63%
          Boston Scientific Corp.+................ 186,500    3,856,820
                                                           ------------
        Metals -- 1.41%
          Phelps Dodge Corp.......................  65,270    5,592,986
          Rio Tinto PLC...........................  13,560    3,010,320
                                                           ------------
                                                              8,603,306
                                                           ------------
        Multimedia -- 0.99%
          News Corp., Class A..................... 157,200    2,997,804
          Walt Disney Co..........................  99,900    3,046,950
                                                           ------------
                                                              6,044,754
                                                           ------------
        Oil & Gas -- 4.81%
          Devon Energy Corp.......................  43,580    2,499,749
          Exxon Mobil Corp........................  49,600    3,021,136
          Halliburton Co..........................  41,000    3,058,190
          Marathon Oil Corp.......................  36,980    2,775,349
          McDermott International, Inc.+..........  46,940    3,079,733
          Occidental Petroleum Corp...............  41,140    4,076,563
          Smith International, Inc................  65,785    2,694,554
          Valero Energy Corp......................  82,170    5,041,129
          XTO Energy, Inc.........................  73,100    3,013,182
                                                           ------------
                                                             29,259,585
                                                           ------------
        Pollution Control -- 0.77%
          Waste Management, Inc................... 128,600    4,709,332
                                                           ------------
        Railroads & Equipment -- 1.70%
          Burlington Northern Santa Fe Corp....... 102,540    7,937,621
          CSX Corp................................  35,750    2,392,390
                                                           ------------
                                                             10,330,011
                                                           ------------
        Retail -- 7.58%
          Best Buy Co., Inc.......................  52,660    2,790,980
          Circuit City Stores, Inc................ 128,500    3,861,425
          CVS Corp................................ 230,600    6,433,740
          Express Scripts, Inc., Class A+.........  31,060    2,276,077
          Home Depot, Inc......................... 178,970    6,822,336
          J.C. Penney Co., Inc....................  51,730    3,143,115
          Kohl's Corp.+...........................  55,600    2,985,164
          Nordstrom, Inc.......................... 131,920    4,858,613
          Office Depot, Inc.+..................... 105,910    4,402,679
          Target Corp.............................  60,900    2,979,228
          Wal-Mart Stores, Inc.................... 114,500    5,547,525
                                                           ------------
                                                             46,100,882
                                                           ------------
        Semiconductors -- 3.01%
          Applied Materials, Inc..................  82,300    1,391,693
          Broadcom Corp., Class A+................  23,800      804,678
          Freescale Semiconductor, Inc.+..........  70,400    2,197,184
          Freescale Semiconductor, Inc., Class A+.  32,100      989,643
          Intel Corp.............................. 160,100    2,885,002
          Lam Research Corp.+.....................  61,300    2,745,627
          National Semiconductor Corp.............  86,550    2,222,604
          Texas Instruments, Inc.................. 162,400    5,071,752
                                                           ------------
                                                             18,308,183
                                                           ------------

                                                            Shares/
                                                           Principal      Value
                                                            Amount       (Note 3)

------------------------------------------------------------------------------------
Telecommunications -- 8.58%
  Amdocs, Ltd.+.........................................      60,700   $  2,274,429
  America Movil SA de CV ADR............................     155,660      5,083,856
  Cisco Systems, Inc.+..................................     575,530     11,326,430
  Corning, Inc.+........................................     111,900      2,713,575
  Embarq Corp.+.........................................       6,305        262,729
  Harris Corp...........................................      51,630      2,102,374
  Motorola, Inc.........................................     623,970     13,159,527
  Nokia Oyj ADR.........................................     161,800      3,473,846
  QUALCOMM, Inc.........................................     130,500      5,899,905
  Sprint Corp...........................................     130,100      2,759,421
  Tellabs, Inc.+........................................     220,950      3,159,585
                                                                       ------------
                                                                         52,215,677
                                                                       ------------
Therapeutics -- 0.69%
  Gilead Sciences, Inc.+................................      73,210      4,197,129
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $553,610,676)..................................                554,473,817
                                                                       ------------
SHORT-TERM INVESTMENTS -- 5.08%
Time Deposit -- 5.08%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.65% due 06/01/06................................... $ 3,010,000      3,010,000
   3.90% due 06/01/06...................................  27,904,000     27,904,000
                                                                       ------------
Total Short-Term Investment Securities
   (Cost $30,914,000)...................................                 30,914,000
                                                                       ------------
REPURCHASE AGREEMENT -- 4.56%
  UBS AG Joint Repurchase Agreement(2)
   (Cost $27,744,000)...................................  27,744,000     27,744,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $612,268,676)(1)...............................      100.79%   613,131,817
Liabilities in excess of other assets...................       (0.79)%   (4,832,619)
                                                         -----------   ------------
NET ASSETS --                                                 100.00%  $608,299,198
                                                         ===========   ============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)See Note 3 for details of Joint Repurchase Agreement.
(3)Security was valued using fair value procedures at May 31, 2006. See Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

 88      MID CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)       May 31, 2006

Industry Allocation*

                  Collective Investment Pool..........  17.13%
                  Oil & Gas...........................   8.79%
                  Insurance...........................   6.19%
                  Utilities -- Electric...............   4.84%
                  Information Processing -- Services..   4.78%
                  Retail..............................   4.67%
                  Banks...............................   4.31%
                  Machinery...........................   3.88%
                  Electronics/Electrical Equipment....   3.81%
                  Semiconductors......................   3.67%
                  Real Estate Investment Trusts.......   3.50%
                  Freight.............................   3.09%
                  Healthcare..........................   3.03%
                  Commercial Services.................   2.62%
                  Leisure & Tourism...................   2.61%
                  Chemical............................   2.58%
                  Financial Services..................   2.58%
                  Automotive..........................   2.51%
                  Apparel & Products..................   2.12%
                  Coal................................   2.08%
                  Information Processing -- Software..   1.75%
                  Hospital Supplies...................   1.69%
                  Telecommunications..................   1.45%
                  Drugs...............................   1.29%
                  Building Materials..................   1.27%
                  Commercial Paper....................   1.25%
                  Metals..............................   1.25%
                  Information Processing -- Hardware..   1.24%
                  Medical -- Biomedical/Gene..........   1.24%
                  Savings & Loan......................   1.22%
                  Hospital Management.................   1.21%
                  Schools.............................   1.20%
                  Paper/Forest Products...............   1.09%
                  Utilities -- Gas, Pipeline..........   0.97%
                  Home Builders.......................   0.94%
                  Publishing..........................   0.86%
                  Medical Technology..................   0.85%
                  Pollution Control...................   0.80%
                  Human Resources.....................   0.77%
                  Foods...............................   0.76%
                  Household Products..................   0.61%
                  Appliances/Furnishings..............   0.60%
                  Utilities -- Gas, Distribution......   0.56%
                  Aerospace/Defense...................   0.49%
                  Repurchase Agreement................   0.39%
                  Airlines............................   0.38%
                  Advertising.........................   0.36%
                  Textile -- Products.................   0.35%
                  Auto -- Replacement Parts...........   0.32%
                  Water Services......................   0.27%
                  Conglomerates.......................   0.26%
                  Multimedia..........................   0.22%
                  Broadcasting........................   0.18%
                  Beverages...........................   0.12%
                  United States Government Obligations   0.11%
                  Heavy Duty Trucks/Parts.............   0.10%
                  Tobacco.............................   0.08%
                                                       ------
                                                       117.29%
                                                       ======

*  Calculated as a percentage of net assets.

 May 31, 2006        MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS          89


                                                               Value
                                                   Shares     (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.41%
       Advertising -- 0.36%
         Catalina Marketing Corp.#................  83,900 $    2,457,431
         Harte-Hanks, Inc......................... 121,400      3,319,076
         Valassis Communications, Inc.+........... 101,700      2,948,283
                                                           --------------
                                                                8,724,790
                                                           --------------
       Aerospace/Defense -- 0.49%
         Alliant Techsystems, Inc.+#..............  78,000      6,088,680
         DRS Technologies, Inc.#..................  85,200      4,537,752
         Sequa Corp., Class A+#...................  13,800      1,114,350
                                                           --------------
                                                               11,740,782
                                                           --------------
       Airlines -- 0.38%
         Airtran Holdings, Inc.+#................. 191,100      2,350,530
         Alaska Air Group, Inc.+..................  83,800      3,246,412
         JetBlue Airways Corp.+#.................. 329,100      3,429,222
                                                           --------------
                                                                9,026,164
                                                           --------------
       Apparel & Products -- 2.12%
         Abercrombie and Fitch Co., Class A....... 187,200     10,829,520
         AnnTaylor Stores Corp.+.................. 155,300      5,972,838
         Chico's FAS, Inc.+....................... 386,800     11,592,396
         Foot Locker, Inc......................... 333,500      8,060,695
         Payless ShoeSource, Inc.+................ 146,600      3,911,288
         Polo Ralph Lauren Corp., Class A......... 130,000      7,345,000
         Timberland Co., Class A+................. 117,300      3,240,999
                                                           --------------
                                                               50,952,736
                                                           --------------
       Appliances/Furnishings -- 0.60%
         Furniture Brands International, Inc.#.... 108,700      2,339,224
         Herman Miller, Inc....................... 145,100      4,239,822
         HNI Corp................................. 110,800      5,783,760
         Lancaster Colony Corp.#..................  53,600      2,088,792
                                                           --------------
                                                               14,451,598
                                                           --------------
       Automotive -- 2.51%
         Advance Auto Parts, Inc.................. 231,150      8,811,438
         ArvinMeritor, Inc.#...................... 150,600      2,525,562
         Borg-Warner, Inc......................... 122,300      8,044,894
         Carlisle Cos., Inc.......................  62,800      5,099,360
         Carmax, Inc.+#........................... 224,100      7,128,621
         Donaldson Co., Inc.#..................... 146,300      4,858,623
         Lear Corp.#.............................. 143,500      3,400,950
         Modine Manufacturing Co..................  71,900      1,689,650
         Oshkosh Truck Corp., Class B............. 157,400      8,318,590
         SPX Corp................................. 127,600      6,713,036
         Thor Industries, Inc.#...................  74,000      3,557,920
                                                           --------------
                                                               60,148,644
                                                           --------------
       Auto - Replacement Parts -- 0.32%
         O'Reilly Automotive, Inc.+............... 239,500      7,589,755
                                                           --------------
       Banks -- 4.31%
         Associated Banc-Corp.#................... 290,800      9,613,848
         Bank of Hawaii Corp...................... 109,700      5,565,081
         Cathay General Bancorp#.................. 107,300      3,850,997
         City National Corp.......................  88,900      6,465,697
         Colonial BancGroup, Inc.................. 329,800      8,792,468
         Commerce Bancorp, Inc.#.................. 393,700     15,468,473
         Cullen/Frost Bankers, Inc................ 101,500      5,755,050
         First American Corp...................... 204,600      8,587,062
         FirstMerit Corp.#........................ 170,800      3,930,108
         Greater Bay Bancorp...................... 107,900      3,216,499
         Mercantile Bankshares Corp............... 263,149      9,460,207
         SVB Financial Group+#....................  74,700      3,602,034
         TCF Financial Corp.#..................... 242,300      6,469,410
         Texas Regional Bancshares, Inc., Class A.  97,170      3,069,600
         Westamerica Bancorp.#....................  67,500      3,276,450
         Wilmington Trust Corp.................... 145,100      6,197,221
                                                           --------------
                                                              103,320,205
                                                           --------------

                                                              Value
                                                  Shares     (Note 3)

        ----------------------------------------------------------------
        Beverages -- 0.12%
          PepsiAmericas, Inc..................... 130,300 $    2,909,599
                                                          --------------
        Broadcasting -- 0.18%
          Emmis Communications Corp., Class A+#..  78,900      1,267,134
          Entercom Communications Corp.#.........  74,000      1,972,840
          Westwood One, Inc...................... 136,600      1,095,532
                                                          --------------
                                                               4,335,506
                                                          --------------
        Building Materials -- 1.27%
          Fastenal Co.#.......................... 264,700     11,382,100
          Florida Rock Industries, Inc.#......... 100,900      5,307,340
          Martin Marietta Materials, Inc.........  97,800      8,949,678
          RPM International, Inc.#............... 252,700      4,707,801
                                                          --------------
                                                              30,346,919
                                                          --------------
        Chemical -- 2.58%
          Airgas, Inc............................ 143,800      5,506,102
          Albemarle Corp.........................  81,800      3,926,400
          Cabot Corp............................. 135,100      4,475,863
          Cabot Microelectronics Corp.+#.........  52,100      1,498,396
          Chemtura Corp.......................... 512,600      5,038,858
          Cytec Industries, Inc.#................  85,300      4,911,574
          Ferro Corp.#...........................  89,600      1,576,960
          FMC Corp...............................  82,800      5,346,396
          Lubrizol Corp.......................... 145,800      5,893,236
          Lyondell Chemical Co................... 437,900     10,597,180
          Minerals Technologies, Inc.#...........  42,700      2,491,118
          Olin Corp.#............................ 154,200      2,730,882
          Sensient Technologies Corp............. 100,600      2,030,108
          Valspar Corp........................... 217,300      5,980,096
                                                          --------------
                                                              62,003,169
                                                          --------------
        Coal -- 2.08%
          Arch Coal, Inc.#....................... 304,400     14,720,784
          Peabody Energy Corp.................... 565,500     35,253,270
                                                          --------------
                                                              49,974,054
                                                          --------------
        Commercial Services -- 2.62%
          Adesa, Inc.#........................... 191,400      4,356,264
          Alliance Data Systems Corp.+#.......... 142,700      7,573,089
          Brinks Co.............................. 103,300      5,676,335
          CDW Corp............................... 133,900      7,489,027
          Corporate Executive Board Co...........  84,300      8,574,996
          Deluxe Corp.#.......................... 107,200      2,303,728
          Dycom Industries, Inc.+#...............  86,100      1,854,594
          Moneygram International, Inc........... 182,400      6,380,352
          Navigant Consulting, Inc.+............. 107,500      2,172,575
          Plexus Corp.+..........................  95,000      3,736,350
          Quanta Services, Inc.+#................ 252,100      4,197,465
          Rollins, Inc...........................  63,100      1,243,070
          Sotheby's Holdings, Inc., Class A+#.... 100,800      2,696,400
          United Rentals, Inc.+#................. 143,000      4,658,940
                                                          --------------
                                                              62,913,185
                                                          --------------
        Conglomerates -- 0.26%
          Trinity Industries, Inc.#.............. 100,200      6,246,468
                                                          --------------
        Drugs -- 1.29%
          Cephalon, Inc.+#....................... 128,200      7,656,104
          Medicis Pharmaceutical Corp.#.......... 116,300      3,468,066
          Par Pharmaceutical Cos., Inc.+#........  73,200      1,679,940
          Perrigo Co.#........................... 177,000      2,977,140
          Sepracor, Inc.+#....................... 226,700     11,736,259
          Valeant Pharmaceuticals International#. 197,900      3,403,880
                                                          --------------
                                                              30,921,389
                                                          --------------
        Electronics/Electrical Equipment -- 3.81%
          Ametek, Inc............................ 151,100      6,894,693
          Amphenol Corp., Class A#............... 190,000     10,554,500
          Arrow Electronics, Inc.+............... 257,800      8,378,500

 90   MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    May 31, 2006


                                                                 Value
                                                     Shares     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Electronics/Electrical Equipment (continued)
      Avnet, Inc.+.................................. 312,600 $    6,902,208
      Commscope, Inc.+.............................. 121,000      3,536,830
      Energizer Holdings, Inc.+..................... 133,700      6,987,162
      Gentex Corp.#................................. 330,300      4,786,047
      Hawaiian Electric Industries, Inc.#........... 173,300      4,656,571
      Hubbell, Inc., Class B........................ 129,500      6,520,325
      Kemet Corp.+.................................. 185,500      1,773,380
      Newport Corp.+................................  85,400      1,400,560
      Polycom, Inc.+................................ 185,800      4,011,422
      Silicon Laboratories, Inc.+#..................  96,700      3,772,267
      Teleflex, Inc.................................  86,600      5,312,044
      Thomas & Betts Corp.+......................... 113,100      6,503,250
      Varian, Inc.+#................................  66,600      2,931,066
      Vishay Intertechnology, Inc.+................. 394,000      6,402,500
                                                             --------------
                                                                 91,323,325
                                                             --------------
    Financial Services -- 2.58%
      A.G. Edwards, Inc............................. 161,900      8,677,840
      American Financial Group, Inc................. 100,200      4,224,432
      AmeriCredit Corp.+............................ 275,700      8,006,328
      Eaton Vance Corp.............................. 276,200      7,324,824
      IndyMac Bancorp, Inc.#........................ 137,900      6,329,610
      Investors Financial Services Corp.#........... 139,600      6,106,104
      Jefferies Group, Inc.#........................ 215,800      6,309,992
      Raymond James Financial, Inc.................. 185,650      5,441,402
      Waddell & Reed Financial, Inc., Class A#...... 179,300      3,994,804
      Webster Financial Corp........................ 113,800      5,518,162
                                                             --------------
                                                                 61,933,498
                                                             --------------
    Foods -- 0.76%
      Hormel Foods Corp............................. 156,200      5,609,142
      Smithfield Foods, Inc.+....................... 211,400      5,879,034
      Smucker, J.M. Co.#............................ 124,400      5,157,624
      Tootsie Roll Industries, Inc.#................  55,342      1,678,523
                                                             --------------
                                                                 18,324,323
                                                             --------------
    Freight -- 3.09%
      Alexander & Baldwin, Inc......................  94,500      4,276,125
      CH Robinson Worldwide, Inc.................... 365,300     16,087,812
      Con Way, Inc.................................. 111,500      6,588,535
      Expeditors International of Washington, Inc.#. 227,800     22,426,910
      GATX Corp.#................................... 108,500      4,709,985
      JB Hunt Transport Services, Inc............... 263,700      6,452,739
      Overseas Shipholding Group, Inc.#.............  63,400      3,255,590
      Swift Transportation Co., Inc.+#.............. 114,100      3,267,824
      Werner Enterprises, Inc.#..................... 110,900      2,159,223
      YRC Worldwide, Inc.+#......................... 124,000      4,890,560
                                                             --------------
                                                                 74,115,303
                                                             --------------
    Healthcare -- 3.03%
      Advanced Medical Optics, Inc.+#............... 142,500      6,458,100
      Apria Healthcare Group, Inc.+.................  90,500      1,737,600
      Community Health Systems, Inc.+............... 208,220      7,849,894
      Covance, Inc.+#............................... 134,600      7,950,822
      Dentsply International, Inc................... 168,100     10,052,380
      Edwards Lifesciences Corp.+................... 126,600      5,613,444
      Intuitive Surgical, Inc.+#....................  75,700      8,424,653
      Lincare Holdings, Inc.+....................... 204,200      7,616,660
      Pharmaceutical Product Development, Inc....... 214,900      7,807,317
      Steris Corp................................... 144,600      3,289,650
      Universal Health Services, Inc., Class B#..... 116,700      5,923,692
                                                             --------------
                                                                 72,724,212
                                                             --------------
    Heavy Duty Trucks/Parts -- 0.10%
      Bandag, Inc.#.................................  24,900        928,272
      Federal Signal Corp.#......................... 102,800      1,570,784
                                                             --------------
                                                                  2,499,056
                                                             --------------

                                                                  Value
                                                      Shares     (Note 3)

    ------------------------------------------------------------------------
    Home Builders -- 0.94%
      Beazer Homes USA, Inc.#........................  87,900 $    4,373,025
      Hovnanian Enterprises, Inc., Class A+#.........  76,500      2,434,995
      MDC Holdings, Inc.#............................  69,500      3,763,425
      Ryland Group, Inc.#............................  98,400      4,842,264
      Toll Brothers, Inc.+........................... 251,300      7,101,738
                                                              --------------
                                                                  22,515,447
                                                              --------------
    Hospital Management -- 1.21%
      LifePoint Hospitals, Inc.+#.................... 122,000      4,310,260
      Omnicare, Inc.#................................ 256,100     11,872,796
      Triad Hospitals, Inc.+......................... 184,000      7,411,520
      VCA Antech, Inc.+.............................. 176,600      5,319,192
                                                              --------------
                                                                  28,913,768
                                                              --------------
    Hospital Supplies -- 1.69%
      Beckman Coulter, Inc........................... 134,800      7,454,440
      Henry Schein, Inc.+#........................... 186,600      8,600,394
      Hillenbrand Industries, Inc.#.................. 131,100      6,625,794
      Techne Corp.+#.................................  84,100      4,598,588
      Varian Medical Systems, Inc.+.................. 282,300     13,239,870
                                                              --------------
                                                                  40,519,086
                                                              --------------
    Household Products -- 0.61%
      American Greetings Corp., Class A#............. 136,000      3,058,640
      Church & Dwight Co., Inc.#..................... 137,900      4,985,085
      Scotts Co., Class A............................  97,400      4,252,484
      Tupperware Corp................................ 114,200      2,349,094
                                                              --------------
                                                                  14,645,303
                                                              --------------
    Human Resources -- 0.77%
      Kelly Services, Inc., Class A#.................  41,400      1,120,284
      Korn/Ferry International+......................  90,500      1,855,250
      Manpower, Inc.................................. 187,700     12,356,291
      MPS Group, Inc.+............................... 216,200      3,251,648
                                                              --------------
                                                                  18,583,473
                                                              --------------
    Information Processing - Hardware -- 1.24%
      Avocent Corp.+#................................ 105,300      2,394,522
      Diebold, Inc................................... 148,100      6,295,731
      Imation Corp...................................  74,700      2,874,456
      Ingram Micro, Inc., Class A+................... 247,800      4,277,028
      Tech Data Corp.+............................... 120,800      4,385,040
      Western Digital Corp.+#........................ 468,600      9,536,010
                                                              --------------
                                                                  29,762,787
                                                              --------------
    Information Processing - Services -- 4.78%
      3Com Corp.+.................................... 834,800      3,764,948
      Anteon International Corp.+....................  69,800      3,840,396
      BISYS Group, Inc.+............................. 258,200      3,808,450
      Cadence Design Systems, Inc.+.................. 605,900     10,930,436
      Ceridian Corp.+................................ 310,500      7,554,465
      Checkfree Corp.+............................... 195,100      9,741,343
      Cognizant Technology Solutions Corp., Class A+. 295,300     17,422,700
      CSG Systems International, Inc.+#.............. 104,000      2,421,120
      DST Systems, Inc.+#............................ 134,500      7,908,600
      Dun & Bradstreet Corp.+........................ 143,000     10,420,410
      Fair Issac & Co., Inc.......................... 139,000      4,944,230
      Gartner, Inc., Class A+#....................... 124,700      1,951,555
      Jack Henry & Associates, Inc.#................. 160,600      3,012,856
      McAfee, Inc.+.................................. 355,400      8,405,210
      McDATA Corp., Class A+#........................ 326,800      1,235,304
      Mentor Graphics Corp.+#........................ 169,200      2,126,844
      National Instruments Corp...................... 118,300      3,313,583
      Reynolds and Reynolds Co., Class A............. 109,300      3,061,493
      SRA International, Inc., Class A+#.............  80,100      2,519,946
      Synopsys, Inc.+................................ 307,400      6,280,182
                                                              --------------
                                                                 114,664,071
                                                              --------------

 May 31, 2006  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    91


                                                                  Value
                                                      Shares     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Information Processing - Software -- 1.75%
      Acxiom Corp.................................... 164,900 $    3,888,342
      Advent Software, Inc.+#........................  34,400      1,128,664
      ChoicePoint, Inc.+............................. 188,800      8,403,488
      F5 Networks, Inc.+.............................  85,300      4,138,756
      Fidelity National Information Services, Inc.... 199,900      7,344,326
      RSA Security, Inc.+#........................... 151,600      2,278,548
      SEI Investments Co............................. 135,900      6,168,501
      Sybase, Inc.+#................................. 194,800      3,968,076
      Transaction Systems Architects, Inc., Class A+.  79,400      3,101,364
      Wind River Systems, Inc.+#..................... 159,800      1,510,110
                                                              --------------
                                                                  41,930,175
                                                              --------------
    Insurance -- 6.19%
      AmerUs Group Co.#..............................  82,700      4,808,178
      Arthur J. Gallagher & Co.#..................... 204,700      5,440,926
      Brown & Brown, Inc.#........................... 237,600      7,239,672
      Everest Reinsurance Group, Ltd.#............... 138,500     12,374,975
      Fidelity National Financial, Inc............... 370,800     15,384,492
      Hanover Insurance Group, Inc................... 108,500      5,137,475
      HCC Insurance Holdings, Inc.................... 237,400      7,285,806
      Health Net, Inc.+.............................. 245,600     10,565,712
      Horace Mann Educators Corp.....................  91,900      1,539,325
      Leucadia National Corp.#....................... 175,550     11,242,222
      Mercury General Corp.#.........................  75,900      4,246,605
      Ohio Casualty Corp.#........................... 135,700      4,053,359
      Old Republic International Corp................ 490,750     10,487,327
      PMI Group, Inc.#............................... 191,500      8,713,250
      Protective Life Corp........................... 149,000      6,603,680
      Radian Group, Inc.............................. 177,600     10,854,912
      StanCorp Financial Group, Inc.................. 117,000      5,711,940
      Unitrin, Inc...................................  96,800      4,337,608
      W.R. Berkley Corp.............................. 361,075     12,410,148
                                                              --------------
                                                                 148,437,612
                                                              --------------
    Leisure & Tourism -- 2.61%
      Activision, Inc.+.............................. 591,054      7,725,076
      Applebee's International, Inc.................. 159,000      3,214,980
      Bob Evans Farms, Inc.#.........................  76,700      2,139,163
      Boyd Gaming Corp.#.............................  93,500      4,207,500
      Brinker International, Inc.#................... 183,200      6,723,440
      Callaway Golf Co.#............................. 140,500      1,872,865
      CBRL Group, Inc.#..............................  65,400      2,447,922
      Cheesecake Factory, Inc., Class A+............. 168,600      4,933,236
      GTECH Holdings Corp............................ 270,200      9,335,410
      International Speedway Corp., Class B#.........  75,200      3,650,208
      Macrovision Corp.+#............................ 109,700      2,472,638
      OSI Restaurant Partners, Inc................... 140,400      5,149,872
      Ruby Tuesday, Inc.#............................ 124,100      3,451,221
      Scientific Games Corp., Class A+............... 139,500      5,319,135
                                                              --------------
                                                                  62,642,666
                                                              --------------
    Machinery -- 3.88%
      AGCO Corp.+#................................... 193,400      4,730,564
      Crane Co....................................... 108,100      4,343,458
      Flowserve Corp.+............................... 120,100      6,386,918
      Graco, Inc..................................... 146,600      6,739,202
      Granite Construction, Inc......................  70,500      2,913,765
      Jacobs Engineering Group, Inc.+................ 124,800      9,738,144
      Joy Global, Inc................................ 262,850     14,125,559
      Kennametal, Inc................................  84,200      5,035,160
      Nordson Corp...................................  71,700      3,344,805
      Pentair, Inc................................... 216,800      7,405,888
      Precision Castparts Corp....................... 286,400     16,505,232
      Tecumseh Products Co., Class A#................  39,600        859,716
      Timken Co...................................... 179,300      5,635,399
      Zebra Technologies Corp., Class A+............. 150,400      5,310,624
                                                              --------------
                                                                  93,074,434
                                                              --------------

                                                                   Value
                                                       Shares     (Note 3)

   --------------------------------------------------------------------------
   Medical - Biomedical/Gene -- 1.24%
     Affymetrix, Inc.+#............................... 143,900 $    3,958,689
     Invitrogen Corp.+................................ 113,300      7,221,742
     Millennium Pharmaceuticals, Inc.+................ 667,100      5,710,376
     PDL BioPharma, Inc.+#............................ 241,100      4,882,275
     Vertex Pharmaceuticals, Inc.+#................... 234,600      8,093,700
                                                               --------------
                                                                   29,866,782
                                                               --------------
   Medical Technology -- 0.85%
     Charles River Laboratories International, Inc.+#. 154,500      6,186,180
     Cytyc Corp.+#.................................... 246,500      6,478,020
     Gen-Probe, Inc.+................................. 109,700      5,923,800
     Martek Biosciences Corp.+#.......................  68,500      1,736,475
                                                               --------------
                                                                   20,324,475
                                                               --------------
   Metals -- 1.25%
     Commercial Metals Co............................. 250,100      6,154,961
     Harsco Corp......................................  89,400      7,243,188
     Roper Industries, Inc............................ 183,400      8,590,456
     Steel Dynamics, Inc..............................  92,700      5,384,943
     Worthington Industries, Inc.#.................... 152,900      2,603,887
                                                               --------------
                                                                   29,977,435
                                                               --------------
   Multimedia -- 0.22%
     Belo Corp........................................ 195,300      3,374,784
     Media General, Inc., Class A#....................  51,400      1,934,182
                                                               --------------
                                                                    5,308,966
                                                               --------------
   Oil & Gas -- 8.79%
     Cameron International Corp.+..................... 247,800     11,621,820
     Denbury Resources, Inc.+......................... 246,500      7,789,400
     ENSCO International, Inc......................... 328,000     16,396,720
     Equitable Resources, Inc......................... 256,200      8,621,130
     FMC Technologies, Inc.+.......................... 146,500      9,777,410
     Forest Oil Corp.+................................ 116,900      3,815,616
     Grant Prideco, Inc.+............................. 279,200     13,412,768
     Hanover Compressor Co.+#......................... 196,200      3,525,714
     Helmerich & Payne, Inc.#......................... 111,600      7,338,816
     Newfield Exploration Co.+........................ 274,600     11,733,658
     Noble Energy, Inc................................ 376,200     16,349,652
     ONEOK, Inc....................................... 250,600      8,417,654
     Patterson-UTI Energy, Inc........................ 369,300     11,042,070
     Pioneer Natural Resources Co.#................... 274,900     11,218,669
     Plains Exploration & Production Co.+#............ 167,500      5,979,750
     Pogo Producing Co.#.............................. 128,000      5,767,680
     Pride International, Inc.+....................... 346,000     11,193,100
     Quicksilver Resources, Inc.+#.................... 143,400      5,029,038
     Smith International, Inc.#....................... 429,500     17,592,320
     Southwestern Energy Co.+......................... 358,100     11,566,630
     Tidewater, Inc................................... 129,200      6,553,024
     Western Gas Resources, Inc....................... 123,900      6,072,339
                                                               --------------
                                                                  210,814,978
                                                               --------------
   Paper/Forest Products -- 1.09%
     Bowater, Inc.#................................... 119,500      2,765,230
     Glatfelter.......................................  94,600      1,653,608
     Longview Fibre Co................................ 109,200      2,788,968
     Packaging Corp. of America....................... 128,600      2,739,180
     Potlatch Corp.#..................................  82,000      3,088,940
     Rayonier, Inc.................................... 163,201      6,346,887
     Sonoco Products Co............................... 210,900      6,681,312
                                                               --------------
                                                                   26,064,125
                                                               --------------
   Pollution Control -- 0.80%
     Mine Safety Appliances Co.#......................  56,200      2,316,002
     Republic Services, Inc., Class A................. 258,700     10,554,960
     Stericycle, Inc.+................................  94,100      6,273,647
                                                               --------------
                                                                   19,144,609
                                                               --------------

 92   MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    May 31, 2006


                                                               Value
                                                   Shares     (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Publishing -- 0.86%
         Banta Corp...............................  51,800 $    2,562,028
         Lee Enterprises, Inc.#...................  97,800      2,796,102
         Readers Digest Assoc., Inc., Class A#.... 207,300      2,949,879
         Scholastic Corp.+#.......................  76,900      2,024,008
         Washington Post Co., Class B.............  12,600     10,217,340
                                                           --------------
                                                               20,549,357
                                                           --------------
       Real Estate Investment Trusts -- 3.50%
         AMB Property Corp........................ 187,200      9,253,296
         Developers Diversified Realty Corp....... 233,000     11,917,950
         Highwoods Properties, Inc................ 115,500      3,580,500
         Hospitality Properties Trust............. 153,700      6,481,529
         Liberty Property Trust................... 188,600      8,030,588
         Macerich Co.............................. 152,700     10,522,557
         Mack-Cali Realty Corp.................... 132,900      5,698,752
         New Plan Excel Realty Trust, Inc......... 223,200      5,269,752
         Regency Centers Corp..................... 145,800      8,982,738
         United Dominion Realty Trust, Inc........ 287,100      7,754,571
         Weingarten Realty Investors.............. 171,900      6,508,134
                                                           --------------
                                                               84,000,367
                                                           --------------
       Retail -- 4.67%
         99 Cents Only Stores+#................... 102,600      1,147,068
         Aeropostale, Inc.+....................... 116,200      2,874,788
         American Eagle Outfitters, Inc........... 281,100      9,177,915
         Barnes & Noble, Inc...................... 112,500      4,295,250
         BJ's Wholesale Club, Inc.+............... 144,400      4,259,800
         Blyth, Inc...............................  57,000      1,205,550
         Borders Group, Inc....................... 142,700      2,962,452
         Claire's Stores, Inc..................... 212,400      5,770,908
         Copart, Inc.+............................ 148,600      4,077,584
         Dollar Tree Stores, Inc.+................ 227,300      6,007,539
         GameStop Corp.+.......................... 122,100      5,242,974
         Michaels Stores, Inc..................... 285,600     11,101,272
         MSC Industrial Direct Co., Inc., Class A. 115,800      5,353,434
         Pacific Sunwear of California, Inc.+#.... 158,500      3,479,075
         PETsMART, Inc............................ 300,000      8,004,000
         Pier 1 Imports, Inc.#.................... 185,500      1,574,895
         Regis Corp.#.............................  97,200      3,370,896
         Rent-A-Center, Inc.+..................... 148,000      3,519,440
         Ross Stores, Inc......................... 308,900      8,726,425
         Ruddick Corp.............................  73,900      1,732,216
         Saks, Inc.+.............................. 296,900      4,765,245
         Urban Outfitters, Inc.+.................. 235,800      4,378,806
         Williams-Sonoma, Inc.#................... 246,700      8,918,205
                                                           --------------
                                                              111,945,737
                                                           --------------
       Savings & Loan -- 1.22%
         Astoria Financial Corp................... 184,550      5,584,483
         First Niagara Financial Group, Inc....... 242,000      3,409,780
         Independence Community Bank Corp......... 157,900      6,628,642
         New York Community Bancorp, Inc.#........ 559,500      9,321,270
         Washington Federal, Inc.................. 186,210      4,271,657
                                                           --------------
                                                               29,215,832
                                                           --------------
       Schools -- 1.20%
         Career Education Corp.+.................. 209,800      6,837,382
         Corinthian Colleges, Inc.+#.............. 183,800      2,538,278
         DeVry, Inc.+#............................ 125,200      3,067,400
         Education Management Corp.+.............. 143,400      6,159,030
         ITT Educational Services, Inc.+..........  80,000      5,200,000
         Laureate Education, Inc.+#............... 106,400      5,025,272
                                                           --------------
                                                               28,827,362
                                                           --------------
       Semiconductors -- 3.67%
         Atmel Corp.+............................. 908,900      4,362,720
         Credence Systems Corp.+#................. 213,500        973,560
         Cree, Inc.+#............................. 163,000      4,180,950

                                                                      Value
                                                          Shares     (Note 3)

--------------------------------------------------------------------------------
Semiconductors (continued)
  Cypress Semiconductor Corp.+#.......................... 289,300 $    4,391,574
  Fairchild Semiconductor International, Inc., Class A+#. 259,700      4,536,959
  Integrated Device Technology, Inc.+.................... 427,980      6,137,233
  International Rectifier Corp.+#........................ 151,600      6,753,780
  Intersil Corp., Class A................................ 303,900      8,147,559
  Lam Research Corp.+.................................... 299,000     13,392,210
  Lattice Semiconductor Corp.+........................... 242,800      1,464,084
  MEMC Electronic Materials, Inc.+....................... 353,000     12,362,060
  Micrel, Inc.+#......................................... 136,500      1,536,990
  Microchip Technology, Inc.............................. 455,300     15,616,790
  Semtech Corp.+#........................................ 155,700      2,606,418
  Triquint Semiconductor, Inc.+#......................... 299,300      1,544,388
                                                                  --------------
                                                                      88,007,275
                                                                  --------------
Telecommunications -- 1.45%
  Adtran, Inc............................................ 145,800      3,677,076
  Cincinnati Bell, Inc.+................................. 526,200      2,046,918
  Harris Corp............................................ 286,300     11,658,136
  Plantronics, Inc.#..................................... 100,400      2,163,620
  Powerwave Technologies, Inc.+#......................... 236,400      2,314,356
  RF Micro Devices, Inc.+#............................... 404,700      2,934,075
  Telephone and Data Systems, Inc........................ 219,400      8,552,212
  UTStarcom, Inc.+#...................................... 224,700      1,433,586
                                                                  --------------
                                                                      34,779,979
                                                                  --------------
Textile - Products -- 0.35%
  Mohawk Industries, Inc.+#.............................. 112,900      8,320,730
                                                                  --------------
Tobacco -- 0.08%
  Universal Corp.#.......................................  55,000      2,027,300
                                                                  --------------
Utilities - Electric -- 4.84%
  Alliant Energy Corp.................................... 250,600      8,620,640
  Black Hills Corp.#.....................................  70,900      2,398,547
  DPL, Inc.#............................................. 270,500      7,249,400
  Duquesne Light Holdings, Inc.#......................... 167,100      2,712,033
  Energy East Corp....................................... 315,700      7,526,288
  Great Plains Energy, Inc.#............................. 169,800      4,732,326
  Idacorp, Inc.#.........................................  90,800      3,033,628
  MDU Resources Group, Inc............................... 256,500      9,100,620
  Northeast Utilities#................................... 328,000      6,635,440
  NSTAR.................................................. 228,300      6,314,778
  OGE Energy Corp.#...................................... 193,600      6,026,768
  Pepco Holdings, Inc.................................... 406,100      9,324,056
  PNM Resources, Inc..................................... 147,100      3,717,217
  Puget Energy, Inc...................................... 246,800      5,229,692
  SCANA Corp............................................. 244,800      9,331,776
  Sierra Pacific Resources+#............................. 429,300      5,945,805
  Weststar Energy, Inc................................... 185,900      3,961,529
  Wisconsin Energy Corp.................................. 250,100      9,971,487
  WPS Resources Corp.#...................................  85,500      4,174,110
                                                                  --------------
                                                                     116,006,140
                                                                  --------------
Utilities - Gas, Distribution -- 0.56%
  AGL Resources, Inc..................................... 166,400      6,085,248
  Vectren Corp.#......................................... 162,900      4,321,737
  WGL Holdings, Inc.#.................................... 104,300      3,003,840
                                                                  --------------
                                                                      13,410,825
                                                                  --------------
Utilities - Gas, Pipeline -- 0.97%
  Aquila, Inc.+.......................................... 798,700      3,442,397
  National Fuel Gas Co................................... 180,700      6,469,060
  Questar Corp........................................... 182,200     13,426,318
                                                                  --------------
                                                                      23,337,775
                                                                  --------------
Water Services -- 0.27%
  Aqua America, Inc.#.................................... 275,000      6,451,500
                                                                  --------------
Total Long-Term Investment Securities
   (Cost $1,944,402,257).................................          2,360,595,051
                                                                  --------------

 May 31, 2006  MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED    93


                                                   Shares/
                                                  Principal      Value
                                                   Amount       (Note 3)
      --------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 18.49%
      Collective Investment Pool -- 17.13%
        Securities Lending Quality Trust(1).....  410,844,971 $410,844,971
                                                              ------------
      Commercial Paper -- 1.25%
        Rabobank USA Financial Corp.:
         5.06% due 06/01/06..................... $ 30,000,000   30,000,000
                                                              ------------
      Government Obligations -- 0.11%
        United States Treasury Bills:
         4.54% due 06/15/06@....................      930,000      928,371
         4.57% due 06/15/06@....................       20,000       19,965
         4.59% due 06/22/06@....................       40,000       39,894
         4.60% due 06/22/06@....................       25,000       24,933
         4.62% due 06/22/06@....................       10,000        9,973
         4.64% due 06/22/06@....................       20,000       19,946
         4.65% due 06/22/06@....................    1,570,000    1,565,774
                                                              ------------
                                                                 2,608,856
                                                              ------------
      Total Short-Term Investment Securities
         (Cost $443,453,827)....................               443,453,827
                                                              ------------


                                                           Principal       Value
                                                            Amount        (Note 3)

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.39%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $9,248,179 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.00%, due 06/13/08 and having an
   approximate value of $9,526,215
   (Cost $9,247,000)..................................... $9,247,000   $    9,247,000
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $2,397,103,084)(2)..............................     117.29%   2,813,295,878
Liabilities in excess of other assets....................     (17.29)%   (414,686,117)
                                                          ----------   --------------
NET ASSETS --                                                 100.00%  $2,398,609,761
                                                          ==========   ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                              Expiration  Value at   Value as of   Appreciation
Contracts          Description            Date    Trade Date  May 31, 2005 (Depreciation)
-----------------------------------------------------------------------------------------
 125 Short S&P MIDCAP 400 Index....... June 2006  $50,200,600 $47,918,750   $ 2,281,850
1,180 Long S&P MIDCAP 400 E-mini Index June 2006   93,605,935  90,470,600    (3,135,335)
                                                                            -----------
                                                                               (853,485)
                                                                            ===========

See Notes to Financial Statements

 94       MID CAP STRATEGIC GROWTH FUND - PORTFOLIO PROFILE       May 31, 2006
                             (Unaudited)

Industry Allocation*

                   Oil & Gas.........................  8.24%
                   Commercial Services...............  6.99%
                   Leisure & Tourism.................  5.90%
                   Information Processing -- Services  5.35%
                   Time Deposit......................  5.05%
                   Telecommunications................  4.56%
                   Freight...........................  4.50%
                   Machinery.........................  4.46%
                   Healthcare........................  4.02%
                   Apparel & Products................  3.60%
                   Information Processing -- Software  3.60%
                   Semiconductors....................  3.45%
                   Drugs.............................  2.49%
                   Chemical..........................  2.25%
                   Real Estate.......................  2.24%
                   Financial Services................  2.15%
                   Advertising.......................  2.12%
                   Building Materials................  2.05%
                   Schools...........................  1.83%
                   Home Builders.....................  1.73%
                   Metals............................  1.70%
                   Utilities -- Electric.............  1.59%
                   Hospital Management...............  1.54%
                   Conglomerates.....................  1.47%
                   Automotive........................  1.46%
                   Retail............................  1.30%
                   Pollution Control.................  1.25%
                   Railroads & Equipment.............  1.16%
                   Medical Technology................  1.00%
                   Tobacco...........................  0.97%
                   Broadcasting......................  0.95%
                   Electronic/Electrical Equipment...  0.93%
                   Appliances/Furnishings............  0.73%
                   Information Processing -- Hardware  0.57%
                   Hospital Supplies.................  0.51%
                   Insurance.........................  0.50%
                   Utilities -- Gas, Pipeline........  0.50%
                   Paper/Forest Products.............  0.48%
                   Foods.............................  0.02%
                                                      -----
                                                      95.21%
                                                      =====

*  Calculated as a percentage of net assets

 May 31, 2006   MID CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS    95


                                                                Value
                                                      Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 90.16%
      Advertising -- 2.12%
        Getty Images, Inc.+..........................  75,495 $ 4,957,757
        Lamar Advertising Co., Class A+..............  49,300   2,687,836
                                                              -----------
                                                                7,645,593
                                                              -----------
      Apparel & Products -- 3.60%
        Abercrombie and Fitch Co., Class A........... 101,000   5,842,850
        Guess ?, Inc.+...............................  78,000   3,233,880
        Polo Ralph Lauren Corp., Class A.............  69,193   3,909,404
                                                              -----------
                                                               12,986,134
                                                              -----------
      Appliances/Furnishings -- 0.73%
        Tempur-Pedic International, Inc.+............ 192,200   2,644,672
                                                              -----------
      Automotive -- 1.46%
        AutoZone, Inc.+..............................  58,195   5,280,032
                                                              -----------
      Broadcasting -- 0.95%
        Grupo Televisa SA ADR........................ 186,782   3,434,921
                                                              -----------
      Building Materials -- 2.05%
        Florida Rock Industries, Inc.................  48,995   2,577,137
        Genlyte Group, Inc.+.........................  69,100   4,821,798
                                                              -----------
                                                                7,398,935
                                                              -----------
      Chemical -- 2.25%
        Airgas, Inc..................................   1,900      72,751
        Ecolab, Inc.................................. 146,200   5,659,402
        Georgia Gulf Corp............................   2,300      74,129
        Monsanto Co..................................  27,400   2,305,984
                                                              -----------
                                                                8,112,266
                                                              -----------
      Commercial Services -- 6.99%
        Alliance Data Systems Corp.+.................  61,900   3,285,033
        Corporate Executive Board Co.................  76,255   7,756,658
        Corrections Corp. of America+................ 158,100   8,086,815
        Iron Mountain, Inc.+......................... 122,413   4,521,936
        Weight Watchers International, Inc...........  36,995   1,549,351
                                                              -----------
                                                               25,199,793
                                                              -----------
      Conglomerates -- 1.47%
        Trinity Industries, Inc......................  85,000   5,298,900
                                                              -----------
      Drugs -- 2.49%
        K-V Pharmaceutical Co., Class A+............. 141,100   2,861,508
        Medicis Pharmaceutical Corp..................  61,250   1,826,475
        Mylan Laboratories, Inc...................... 206,000   4,307,460
                                                              -----------
                                                                8,995,443
                                                              -----------
      Electronics/Electrical Equipment -- 0.93%
        Wesco International, Inc.+...................  50,800   3,339,592
                                                              -----------
      Financial Services -- 2.15%
        Calamos Asset Management, Inc., Class A...... 107,458   3,416,090
        Chicago Merchantile Exchange Holdings, Inc...   6,425   2,835,352
        Janus Capital Group, Inc.....................  83,700   1,507,437
                                                              -----------
                                                                7,758,879
                                                              -----------
      Foods -- 0.02%
        Andersons, Inc...............................     700      72,296
                                                              -----------
      Freight -- 4.50%
        CH Robinson Worldwide, Inc................... 108,215   4,765,788
        Expeditors International of Washington, Inc..  61,420   6,046,799
        Ryder System, Inc............................ 100,100   5,408,403
                                                              -----------
                                                               16,220,990
                                                              -----------
      Healthcare -- 4.02%
        Covance, Inc.+...............................  49,073   2,898,742
        Dade Behring Holdings, Inc................... 102,585   3,821,291
        Manor Care, Inc.............................. 167,100   7,760,124
                                                              -----------
                                                               14,480,157
                                                              -----------

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Home Builders -- 1.73%
       Desarrolladora Homex SA De CV+.................  74,095 $ 2,414,015
       MDC Holdings, Inc..............................  29,850   1,616,378
       NVR, Inc.+.....................................   3,624   2,207,016
                                                               -----------
                                                                 6,237,409
                                                               -----------
     Hospital Management -- 1.54%
       Triad Hospitals, Inc.+......................... 138,000   5,558,640
                                                               -----------
     Hospital Supplies -- 0.51%
       Techne Corp.+..................................  33,525   1,833,147
                                                               -----------
     Information Processing - Hardware -- 0.57%
       Sandisk Corp.+.................................  36,500   2,053,855
                                                               -----------
     Information Processing - Services -- 5.35%
       Akamai Technologies, Inc.+..................... 198,263   6,203,649
       Expedia, Inc.+................................. 112,005   1,591,591
       Monster Worldwide, Inc.+....................... 201,536   9,849,065
       Netease.com, Inc.+.............................  80,080   1,637,636
                                                               -----------
                                                                19,281,941
                                                               -----------
     Information Processing - Software -- 3.60%
       ChoicePoint, Inc.+.............................  66,370   2,954,129
       Red Hat, Inc.+................................. 114,300   2,996,946
       Salesforce.com, Inc.+..........................  83,965   2,477,807
       Transaction Systems Architects, Inc., Class A+. 116,600   4,554,396
                                                               -----------
                                                                12,983,278
                                                               -----------
     Insurance -- 0.50%
       Brown & Brown, Inc.............................  59,740   1,820,278
                                                               -----------
     Leisure & Tourism -- 5.90%
       Activision, Inc.+.............................. 307,539   4,019,535
       Choice Hotels International, Inc...............  55,036   2,975,796
       International Game Technology..................  76,800   2,859,264
       Station Casinos, Inc...........................  71,350   5,208,550
       Wendy's International, Inc.....................  57,470   3,464,292
       Wynn Resorts, Ltd.+............................  38,400   2,734,080
                                                               -----------
                                                                21,261,517
                                                               -----------
     Machinery -- 4.46%
       Gardner Denver, Inc.+..........................   1,000      75,460
       JLG Industries, Inc............................ 152,000   3,306,000
       Joy Global, Inc................................  72,900   3,917,646
       Lufkin Industries, Inc.........................  54,300   3,284,607
       Manitowoc Co., Inc.............................  46,500   2,138,535
       Pentair, Inc...................................  98,590   3,367,834
                                                               -----------
                                                                16,090,082
                                                               -----------
     Medical Technology -- 1.00%
       Gen-Probe, Inc.+...............................  66,570   3,594,780
                                                               -----------
     Metals -- 1.70%
       Freeport-McMoRan Copper & Gold, Inc............  46,000   2,575,540
       United States Steel Corp.......................  53,500   3,551,330
                                                               -----------
                                                                 6,126,870
                                                               -----------
     Oil & Gas -- 8.24%
       Core Laboratories NV+..........................  34,600   1,954,900
       Denbury Resources, Inc.+.......................  83,800   2,648,080
       Dril-Quip, Inc.+...............................  42,300   3,330,279
       ENSCO International, Inc.......................  43,937   2,196,411
       FMC Technologies, Inc.+........................  61,400   4,097,836
       Southwestern Energy Co.+....................... 104,598   3,378,515
       Ultra Petroleum Corp.+......................... 178,825  10,291,379
       Western Gas Resources, Inc.....................  37,050   1,815,820
                                                               -----------
                                                                29,713,220
                                                               -----------
     Paper/Forest Products -- 0.48%
       MeadWestvaco Corp..............................  63,834   1,749,052
                                                               -----------

 96   MID CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS -   May 31, 2006
                              CONTINUED


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Pollution Control -- 1.25%
           American Ecology Corp..................   1,700 $    43,163
           Stericycle, Inc.+......................  66,925   4,461,890
                                                           -----------
                                                             4,505,053
                                                           -----------
         Railroads & Equipment -- 1.16%
           CSX Corp...............................  62,400   4,175,808
                                                           -----------
         Real Estate -- 2.24%
           Brookfield Asset Management, Inc.......  95,905   3,937,859
           CB Richard Ellis Group, Inc., Class A+.  35,530   2,748,956
           St. Joe Co.............................  29,519   1,387,984
                                                           -----------
                                                             8,074,799
                                                           -----------
         Retail -- 1.30%
           Amazon.com, Inc.+...................... 135,000   4,672,350
                                                           -----------
         Schools -- 1.83%
           Apollo Group, Inc., Class A+...........  70,900   3,708,779
           ITT Educational Services, Inc.+........  44,525   2,894,125
                                                           -----------
                                                             6,602,904
                                                           -----------
         Semiconductors -- 3.45%
           Advanced Micro Devices, Inc.+.......... 105,200   3,249,628
           Freescale Semiconductor, Inc.+......... 116,900   3,648,449
           Integrated Device Technology, Inc.+.... 255,400   3,662,436
           Tessera Technologies, Inc.+............  66,220   1,870,053
                                                           -----------
                                                            12,430,566
                                                           -----------
         Telecommunications -- 4.56%
           Crown Castle International Corp.+...... 142,765   4,535,644
           Finisar Corp.+......................... 475,600   2,173,492
           NII Holdings, Inc., Class B+........... 107,500   5,854,450
           Tellabs, Inc.+......................... 271,163   3,877,631
                                                           -----------
                                                            16,441,217
                                                           -----------

                                                           Shares/
                                                          Principal      Value
                                                           Amount       (Note 3)

----------------------------------------------------------------------------------
Tobacco -- 0.97%
  Loews Corp. -- Carolina Group.........................      75,620  $  3,511,793
                                                                      ------------
Utilities - Electric -- 1.59%
  Dynegy, Inc., Class A+................................   1,088,700     5,748,336
                                                                      ------------
Utilities - Gas, Pipeline -- 0.50%
  Questar Corp..........................................      24,440     1,800,984
                                                                      ------------
Total Long-Term Investment Securities
   (Cost $323,140,306)..................................               325,136,482
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 5.05%
Time Deposit -- 5.05%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.70% due 06/01/06................................... $ 1,095,000     1,095,000
   3.90% due 06/01/06...................................  17,099,000    17,099,000
                                                                      ------------
                                                                        18,194,000
                                                                      ------------
Total Short-Term Investment Securities
   (Cost $18,194,000)...................................                18,194,000
                                                                      ------------
TOTAL INVESTMENTS
   (Cost $341,334,306)(1)...............................       95.21%  343,330,482
Other assets less liabilities...........................        4.79%   17,282,935
                                                         -----------  ------------
NET ASSETS --                                                 100.00% $360,613,417
                                                         ===========  ============

--------
ADR--American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2006     MONEY MARKET I FUND - PORTFOLIO PROFILE (Unaudited)      97

Industry Allocation*

                    Foreign Bank..................... 24.26%
                    Money Center Banks............... 12.17%
                    Domestic Bank.................... 11.97%
                    Investment Bank/Brokerage........ 11.92%
                    Asset Backed/Securities.......... 10.14%
                    Finance..........................  6.99%
                    Asset Backed/Multi-Asset.........  6.73%
                    Asset Backed/Receivables.........  5.18%
                    Diversified Financial Services...  5.13%
                    Commercial Bank..................  3.80%
                    Sovereign Agency.................  1.13%
                                                      -----
                                                      99.42%
                                                      =====

                    Weighted Average Days to Maturity    59

Credit Quality+#

                            A-1.............  98.87%
                            Government-Agent   1.13%
                                             ------
                                             100.00%
                                             ======

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

 98         MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS         May 31, 2006


                                                    Principal    Value
                                                     Amount     (Note 3)
      --------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 96.68%
      Asset Backed Commercial Paper -- 19.40%
        Amstel Funding Corp.:
         4.77% due 06/08/06*...................... $ 4,000,000 $ 3,996,290
         5.11% due 08/22/06*......................   6,000,000   5,930,163
         5.11% due 08/28/06*......................  10,000,000   9,875,089
        Amsterdam Funding Corp.:
         4.78% due 06/06/06*......................   5,000,000   4,996,681
        Cancara Asset Securitisation, Ltd.:
         4.81% due 06/16/06*......................   5,000,000   4,989,979
        CRC Funding LLC:
         4.78% due 06/05/06*......................   8,000,000   7,995,751
        Edison Asset Securitization LLC:
         5.11% due 09/27/06*......................   5,000,000   4,916,253
        Galaxy Funding, Inc.:
         5.02% due 08/01/06*......................   4,000,000   3,965,975
         5.13% due 08/28/06*......................   6,000,000   5,924,760
        Jupiter Securitization Corp.:
         5.02% due 06/28/06*......................   7,000,000   6,973,645
        Ranger Funding Co. LLC:
         4.97% due 06/16/06*......................   8,000,000   7,983,433
        Sedna Finance, Inc.:
         5.19% due 10/03/06*(1)...................   2,000,000   1,964,247
        Surrey Funding Corp.:
         5.11% due 09/06/06*......................   1,500,000   1,479,347
        Thames Asset Global Securitization, Inc.:
         4.81% due 06/12/06*......................   5,000,000   4,992,652
         5.12% due 08/29/06*......................  10,000,000   9,873,422
                                                               -----------
                                                                85,857,687
                                                               -----------
      Certificates of Deposit -- 21.01%
        BNP Paribas Finance, Inc.:
         4.78% due 06/06/06.......................   5,000,000   5,000,063
        Caylon:
         5.08% due 12/13/06(1)....................  14,000,000  13,983,242
        Deutsche Bank AG:
         5.09% due 03/20/07(1)....................   2,000,000   1,995,158
        Dexia Credit Local SA:
         4.98% due 06/05/06(1)....................   5,000,000   4,999,745
        First Tennessee Bank:
         5.02% due 06/13/06.......................   7,000,000   7,000,000
         5.02% due 06/19/06.......................  13,000,000  13,000,000
        Fortis Bank:
         5.12% due 08/28/06.......................   6,000,000   6,000,000
         5.15% due 10/23/06.......................   8,000,000   8,000,156
        Royal Bank of Scotland:
         4.31% due 09/29/06.......................   5,000,000   5,000,000
        Wachovia Bank Of North Carolina:
         5.03% due 06/27/06.......................  16,000,000  16,000,000
        Wells Fargo Bank NA:
         5.02% due 06/20/06.......................  12,000,000  11,999,867
                                                               -----------
                                                                92,978,231
                                                               -----------
      Commercial Paper -- 51.30%
        Barclays US Funding LLC:
         5.05% due 08/09/06.......................  14,000,000  13,864,492
        Bear Stearns Co., Inc.:
         5.01% due 06/14/06.......................   5,000,000   4,990,954
         5.03% due 08/14/06.......................  12,000,000  11,875,927
         5.08% due 10/10/06.......................   3,000,000   2,944,543
        BNP Paribas Finance, Inc.:
         4.99% due 09/21/06.......................  10,000,000   9,844,756
        Citigroup Funding, Inc.:
         4.96% due 07/19/06(1)....................   5,000,000   4,966,933
         5.07% due 10/24/06.......................  13,000,000  12,734,529
        Dexia Delaware LLC:
         4.98% due 07/26/06.......................  12,000,000  11,908,700
        General Electric Capital Corp.:
         4.74% due 06/05/06.......................  10,000,000   9,994,733

                                                    Principal      Value
                                                     Amount       (Note 3)

   -------------------------------------------------------------------------
   Commercial Paper (continued)
     General Electric Co.:
      5.00% due 06/26/06.......................... $10,000,000  $  9,965,278
     Goldman Sachs Group, Inc.:
      4.87% due 06/15/06(1).......................   5,000,000     5,000,000
     HBOS Treasury Services PLC:
      4.97% due 07/19/06..........................  12,000,000    11,920,480
      5.06% due 09/11/06..........................   6,000,000     5,913,980
     HSBC Bank USA, Inc.:
      5.05% due 09/01/06..........................   4,000,000     3,948,378
     JPMorgan Chase Bank:
      5.15% due 09/25/06..........................   1,834,000     1,803,566
     Lloyds Bank PLC:
      5.00% due 06/12/06..........................  20,000,000    19,969,444
     Merrill Lynch & Co., Inc.:
      4.91% due 06/19/06..........................  12,000,000    11,970,540
      5.00% due 06/19/06..........................   5,000,000     4,987,500
     Morgan Stanley:
      5.00% due 06/08/06..........................   8,000,000     7,992,222
     Nordea North America, Inc.:
      4.73% due 06/05/06..........................   5,000,000     4,997,372
     Rabobank USA Financial Corp.:
      5.06% due 06/01/06..........................   7,000,000     7,000,000
     Royal Bank of Canada:
      4.90% due 06/23/06..........................   5,000,000     4,985,028
      5.01% due 10/23/06..........................   5,000,000     4,899,800
     Royal Bank of Scotland PLC:
      4.91% due 06/23/06..........................   8,000,000     7,975,996
     Societe Generale North American, Inc.:
      4.99% due 08/22/06..........................   7,000,000     6,920,437
     Svenska Handelsbank, Inc.:
      4.80% due 06/15/06..........................   5,000,000     4,990,667
      4.90% due 02/08/07..........................   5,000,000     5,000,000
     White Pine Finance LLC:
      5.04% due 10/31/06..........................  14,000,000    13,702,080
                                                                ------------
                                                                 227,068,335
                                                                ------------
   U.S. Government Agencies -- 1.13%
     Federal National Mtg. Assoc.:
      4.00% due 08/08/06..........................   5,000,000     5,000,000
                                                                ------------
   Medium Term Notes -- 3.84%
     Merrill Lynch & Co., Inc.:
      5.06% due 06/15/06(1).......................   3,000,000     3,000,000
     Sedna Finance, Inc.:
      4.99% due 06/01/06*(1)......................   5,000,000     4,999,832
     Sigma Finance, Inc.:
      5.04% due 06/15/06*(1)......................   4,000,000     3,999,800
     Wells Fargo & Co.:
      5.00% due 06/05/06(1).......................   5,000,000     5,000,000
                                                                ------------
                                                                  16,999,632
                                                                ------------
   Total Short-Term Investment Securities
      (Cost $427,903,885).........................               427,903,885
                                                                ------------
   REPURCHASE AGREEMENT -- 2.74%
     UBS Warburg, LLC, Joint Repurchase Agreement
      (Cost $12,143,000)(2).......................  12,143,000    12,143,000
                                                                ------------
   TOTAL INVESTMENTS
      (Cost $440,046,885)(3)......................       99.42%  440,046,885
   Other assets less liabilities..................        0.58%    2,581,183
                                                   -----------  ------------
   NET ASSETS --                                        100.00% $442,628,068
                                                   ===========  ============

 May 31, 2006  MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS - CONTINUED   99

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $94,857,319 representing 21.43% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Variable rate security - the rate reflected is as of May 31, 2006; maturity date reflects next reset date.
(2)See Note 3 for details of Joint Repurchase Agreement.
(3)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 100  NASDAQ-100(R) INDEX FUND - PORTFOLIO PROFILE (Unaudited)    May 31, 2006

Industry Allocation*

                   Information Processing -- Services  13.52%
                   Telecommunications................  12.77%
                   Information Processing -- Software  12.25%
                   Collective Investment Pool........  11.78%
                   Semiconductors....................  11.36%
                   Information Processing -- Hardware   9.43%
                   Retail............................   7.55%
                   Medical -- Biomedical/Gene........   7.20%
                   Leisure & Tourism.................   4.54%
                   Broadcasting......................   4.18%
                   Electronics/Electrical Equipment..   2.84%
                   Therapeutics......................   2.31%
                   Drugs.............................   2.08%
                   Commercial Services...............   1.95%
                   Freight...........................   1.30%
                   Healthcare........................   1.21%
                   Heavy Duty Trucks/Parts...........   1.07%
                   Medical Technology................   0.86%
                   Repurchase Agreement..............   0.68%
                   Schools...........................   0.68%
                   Machinery.........................   0.48%
                   Building Materials................   0.46%
                   Oil & Gas.........................   0.38%
                   Advertising.......................   0.35%
                   Chemical..........................   0.33%
                   Government Obligations............   0.28%
                                                      ------
                                                      111.84%
                                                      ======

*  Calculated as a percentage of net assets

 May 31, 2006     NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS       101


                                                                  Value
                                                        Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 99.10%
      Advertising -- 0.35%
        Lamar Advertising Co., Class A+................   5,260 $  286,775
                                                                ----------
      Broadcasting -- 4.18%
        Comcast Corp., Class A+........................  57,980  1,862,898
        Discovery Holding Co.+#........................  14,460    200,560
        EchoStar Communications Corp., Class A+#.......  13,270    397,171
        Liberty Global, Inc. Class A+..................  14,670    336,383
        Sirius Satellite Radio, Inc.+#.................  92,130    417,349
        XM Satellite Radio Holdings, Inc., Class A+#...  16,150    232,883
                                                                ----------
                                                                 3,447,244
                                                                ----------
      Building Materials -- 0.46%
        Fastenal Co.#..................................   8,780    377,540
                                                                ----------
      Chemical -- 0.33%
        Sigma-Aldrich Corp.#...........................   3,930    272,821
                                                                ----------
      Commercial Services -- 1.95%
        CDW Corp.#.....................................   5,070    283,565
        Cintas Corp....................................  12,250    518,910
        Paychex, Inc...................................  21,870    802,848
                                                                ----------
                                                                 1,605,323
                                                                ----------
      Drugs -- 2.08%
        Sepracor, Inc.+#...............................   6,250    323,562
        Teva Pharmaceutical Industries, Ltd. ADR#......  38,190  1,390,498
                                                                ----------
                                                                 1,714,060
                                                                ----------
      Electronics/Electrical Equipment -- 2.84%
        American Power Conversion Corp.................  11,930    234,782
        Comverse Technology, Inc.+.....................  12,730    286,680
        Flextronics International, Ltd.+...............  38,050    428,443
        Garmin, Ltd....................................   6,090    568,136
        JDS Uniphase Corp.+#........................... 116,640    353,419
        NVIDIA Corp.+..................................  20,420    469,252
                                                                ----------
                                                                 2,340,712
                                                                ----------
      Freight -- 1.30%
        CH Robinson Worldwide, Inc.....................  10,170    447,887
        Expeditors International of Washington, Inc....   6,360    626,142
                                                                ----------
                                                                 1,074,029
                                                                ----------
      Healthcare -- 1.21%
        Dentsply International, Inc....................   4,590    274,482
        Intuitive Surgical, Inc.+......................   2,150    239,274
        Lincare Holdings, Inc.+........................   5,700    212,610
        Patterson Cos., Inc.+#.........................   8,050    275,712
                                                                ----------
                                                                 1,002,078
                                                                ----------
      Heavy Duty Trucks/Parts -- 1.07%
        PACCAR, Inc....................................  11,500    883,775
                                                                ----------
      Information Processing - Hardware -- 9.43%
        Apple Computer, Inc.+..........................  71,880  4,296,268
        Dell, Inc.+....................................  52,590  1,334,734
        Juniper Networks, Inc.+........................  22,470    357,947
        Network Appliance, Inc.+.......................  23,760    760,320
        Sandisk Corp.+.................................  10,800    607,716
        Sun Microsystems, Inc.+........................  91,430    426,064
                                                                ----------
                                                                 7,783,049
                                                                ----------
      Information Processing - Services -- 13.52%
        Akamai Technologies, Inc.+.....................   8,970    280,671
        Cadence Design Systems, Inc.+..................  18,060    325,802
        Check Point Software Technologies, Ltd.+.......  14,650    283,038
        Checkfree Corp.+...............................   5,280    263,630
        Cognizant Technology Solutions Corp., Class A+.   8,190    483,210
        eBay, Inc.+....................................  63,710  2,090,325
        Expedia, Inc.+.................................  20,820    295,852
        Fiserv, Inc.+..................................  14,020    604,963
        Google, Inc.+..................................   7,940  2,952,251

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Information Processing - Services (continued)
         IAC/InterActiveCorp.+......................  20,280 $   523,833
         Monster Worldwide, Inc.+...................   8,150     398,291
         Symantec Corp.+............................  66,260   1,033,656
         VeriSign, Inc.+............................  14,120     316,994
         Yahoo!, Inc.+..............................  41,400   1,307,826
                                                             -----------
                                                              11,160,342
                                                             -----------
       Information Processing - Software -- 12.25%
         Adobe Systems, Inc.+.......................  35,790   1,024,668
         Autodesk, Inc..............................  14,610     531,658
         BEA Systems, Inc.+.........................  21,930     297,371
         Citrix Systems, Inc.+......................  12,730     478,393
         Intuit, Inc.+..............................  13,540     748,627
         Microsoft Corp............................. 215,990   4,892,173
         Oracle Corp.+.............................. 130,710   1,858,696
         Red Hat, Inc.+#............................  10,670     279,767
                                                             -----------
                                                              10,111,353
                                                             -----------
       Leisure & Tourism -- 4.54%
         Activision, Inc.+..........................  14,990     195,919
         Electronic Arts, Inc.+.....................  18,600     782,502
         Starbucks Corp.+...........................  64,470   2,298,356
         Wynn Resorts, Ltd.+#.......................   6,600     469,920
                                                             -----------
                                                               3,746,697
                                                             -----------
       Machinery -- 0.48%
         Joy Global, Inc............................   7,340     394,451
                                                             -----------
       Medical - Biomedical/Gene -- 7.20%
         Amgen, Inc.+...............................  34,650   2,341,994
         Biogen Idec, Inc.+.........................  22,710   1,058,967
         Celgene Corp.+#............................  20,840     863,818
         Genzyme Corp.+.............................  19,660   1,169,770
         MedImmune, Inc.+...........................  16,000     509,120
                                                             -----------
                                                               5,943,669
                                                             -----------
       Medical Technology -- 0.86%
         Biomet, Inc................................  20,250     713,002
                                                             -----------
       Oil & Gas -- 0.38%
         Patterson-UTI Energy, Inc..................  10,610     317,239
                                                             -----------
       Retail -- 7.55%
         Amazon.com, Inc.+#.........................  16,810     581,794
         Bed Bath & Beyond, Inc.+...................  23,040     810,317
         Costco Wholesale Corp......................  15,130     800,831
         Express Scripts, Inc., Class A+............   7,930     581,110
         PETsMART, Inc..............................   8,450     225,446
         Ross Stores, Inc...........................   8,650     244,363
         Sears Holdings Corp.+#.....................  10,220   1,552,111
         Staples, Inc...............................  29,735     698,475
         Urban Outfitters, Inc.+....................  10,460     194,242
         Whole Foods Market, Inc....................   8,270     537,550
                                                             -----------
                                                               6,226,239
                                                             -----------
       Schools -- 0.68%
         Apollo Group, Inc., Class A+...............  10,670     558,148
                                                             -----------
       Semiconductors -- 11.36%
         Altera Corp.+..............................  30,970     605,773
         Applied Materials, Inc.....................  49,840     842,795
         ATI Technologies, Inc.+#...................  15,030     248,145
         Broadcom Corp., Class A+...................  25,730     869,931
         Intel Corp................................. 125,120   2,254,663
         KLA-Tencor Corp............................  14,680     602,467
         Lam Research Corp.+........................   8,770     392,808
         Linear Technology Corp.....................  24,810     837,338
         Marvell Technology Group, Ltd.+............  16,620     792,275
         Maxim Integrated Products, Inc.............  27,290     838,622
         Microchip Technology, Inc..................  10,750     368,725
         Xilinx, Inc................................  27,780     722,280
                                                             -----------
                                                               9,375,822
                                                             -----------

 102    NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS -      May 31, 2006
                              CONTINUED


                                                      Shares/
                                                     Principal    Value
                                                      Amount     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Telecommunications -- 12.77%
      Cisco Systems, Inc.+..........................    133,450 $ 2,626,296
      Millicom International Cellular SA#...........      5,880     265,482
      NII Holdings, Inc., Class B+#.................      8,980     489,051
      NTL, Inc......................................     18,850     502,918
      QUALCOMM, Inc.................................    121,310   5,484,425
      Research In Motion, Ltd.+.....................     11,260     730,662
      Telefonaktiebolaget LM Ericsson ADR, Class B+.      6,680     213,960
      Tellabs, Inc.+................................     15,550     222,365
                                                                -----------
                                                                 10,535,159
                                                                -----------
    Therapeutics -- 2.31%
      Amylin Pharmaceuticals, Inc.+#................      7,120     323,604
      Gilead Sciences, Inc.+........................     27,640   1,584,601
                                                                -----------
                                                                  1,908,205
                                                                -----------
    Total Long-Term Investment Securities
       (Cost $67,707,578)...........................             81,777,732
                                                                -----------
    SHORT-TERM INVESTMENT SECURITIES -- 12.06%
    Collective Investment Pool -- 11.78%
      Securities Lending Quality Trust(1)...........  9,726,393   9,726,393
                                                                -----------
    Government Obligations -- 0.28%
      United States Treasury Bills:
       4.63% due 06/22/06@.......................... $   10,000       9,973
       4.65% due 06/22/06@..........................    110,000     109,704
       4.67% due 06/22/06@..........................    110,000     109,702
                                                                -----------
                                                                    229,379
                                                                -----------
    Total Short-Term Investment Securities
       (Cost $9,955,772)............................              9,955,772
                                                                -----------

                                                                  Principal     Value
                                                                   Amount      (Note 3)

-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.68%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in
   the amount of $557,071 and collateralized by Federal
   National Mtg. Assoc. Notes, bearing interest at 3.25%, due
   08/15/08 and having an approximate value of $571,308
   (Cost $557,000)............................................... $557,000   $   557,000
                                                                             -----------
TOTAL INVESTMENTS
   (Cost $78,220,350)(2).........................................   111.84%   92,290,504
Liabilities in excess of other assets............................   (11.84)%  (9,771,543)
                                                                  --------   -----------
NET ASSETS --                                                       100.00%  $82,518,961
                                                                  ========   ===========

--------
ADR--American Depository Receipt
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                                       Unrealized
Number of                         Expiration  Value at  Value as of   Appreciation
Contracts       Description          Date    Trade Date May 31, 2006 (Depreciation)
-----------------------------------------------------------------------------------
 24 Long  Nasdaq 100 E-Mini Index June 2006   $806,328    $759,840      $(46,488)
                                                          ========      ========

See Notes to Financial Statements

 May 31, 2006  SCIENCE & TECHNOLOGY FUND - PORTFOLIO PROFILE (Unaudited)   103

Industry Allocation*

                   Semiconductors....................  17.49%
                   Information Processing -- Software  16.64%
                   Information Processing -- Services  15.15%
                   Telecommunications................  13.57%
                   Information Processing -- Hardware  10.96%
                   Electronics/Electrical Equipment..  10.00%
                   Collective Investment Pool........   9.85%
                   Leisure & Tourism.................   4.95%
                   Time Deposit......................   2.72%
                   Registered Investment Companies...   2.24%
                   Oil & Gas.........................   1.20%
                   Medical Technology................   1.09%
                   Commercial Services...............   0.88%
                   Advertising.......................   0.87%
                   Hospital Supplies.................   0.30%
                   Medical -- Biomedical/Gene........   0.24%
                   Machinery.........................   0.21%
                   Drugs.............................   0.18%
                   Chemical..........................   0.12%
                                                      ------
                                                      108.66%
                                                      ======

*  Calculated as a percentage of net assets.

 104     SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS      May 31, 2006


                                                                   Value
                                                       Shares     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK -- 93.57%
    Advertising -- 0.87%
      Focus Media Holdings, Ltd.+....................     6,400 $    404,288
      Getty Images, Inc.+#...........................   128,300    8,425,461
      Greenfield Online, Inc.+.......................    21,790      160,157
                                                                ------------
                                                                   8,989,906
                                                                ------------
    Chemical -- 0.12%
      Wacker Chemie AG+..............................    10,870    1,260,559
                                                                ------------
    Commercial Services -- 0.88%
      Accenture, Ltd.#...............................   322,714    9,084,399
                                                                ------------
    Drugs -- 0.18%
      Sepracor, Inc.+#...............................    36,100    1,868,897
                                                                ------------
    Electronics/Electrical Equipment -- 9.85%
      American Power Conversion Corp.#...............   403,000    7,931,040
      Canon, Inc.(1).................................     8,500      592,293
      Cogent, Inc.+#.................................   621,543    9,646,347
      Energy Conversion Devices, Inc.+...............    86,710    3,446,722
      Flextronics International, Ltd.+#..............   961,068   10,821,626
      Hitachi, Ltd.(1)...............................   121,000      822,485
      HON HAI Precision Industry Co., Ltd.(1)........   634,000    4,032,983
      Jabil Circuit, Inc.............................   214,210    7,458,792
      LG Electronics, Inc.(1)........................   161,640   11,633,134
      Matsushita Electric Industrial Co., Ltd.(1)....    41,000      892,288
      Murata Manufacturing Co., Ltd.(1)..............    13,000      848,298
      PMC-Sierra, Inc.+#.............................   369,300    3,560,052
      Samsung Electronics Co., Ltd.(1)...............    13,720    8,826,221
      Samsung Electronics Co., Ltd. GDR+*(4).........     3,680    1,162,880
      Samsung Electronics Co., Ltd., Reg S GDR*(1)...    68,444   21,624,303
      Sumco Corp.(1).................................    27,900    1,673,820
      Sunpower Corp.+................................       630       19,146
      Symbol Technologies, Inc.#.....................   532,300    6,318,401
                                                                ------------
                                                                 101,310,831
                                                                ------------
    Hospital Supplies -- 0.30%
      St. Jude Medical, Inc.+........................    88,800    3,028,080
                                                                ------------
    Information Processing - Hardware -- 10.96%
      Apple Computer, Inc.+..........................   227,300   13,585,721
      Dell, Inc.+.................................... 1,000,962   25,404,416
      EMC Corp.+..................................... 2,464,678   31,547,878
      Juniper Networks, Inc.+........................ 2,230,115   35,525,732
      Network Appliance, Inc.+.......................    98,500    3,152,000
      Nidec Corp.(1).................................    14,000    1,056,404
      Sun Microsystems, Inc.+........................   526,300    2,452,558
                                                                ------------
                                                                 112,724,709
                                                                ------------
    Information Processing - Services -- 15.15%
      aQuantive, Inc.+#..............................   152,700    3,785,433
      Checkfree Corp.+...............................    67,580    3,374,269
      Cognizant Technology Solutions Corp., Class A+.   191,500   11,298,500
      Ctrip.com International, Ltd. ADR+.............    53,330    2,565,173
      eBay, Inc.+....................................   743,595   24,397,352
      Google, Inc.+..................................    57,931   21,539,905
      McAfee, Inc.+..................................   285,900    6,761,535
      Monster Worldwide, Inc.+.......................    37,393    1,827,396
      NCR Corp.+.....................................     4,780      186,802
      Rakuten, Inc.(1)...............................       300      213,280
      Sina Corp.+....................................     8,100      198,774
      Symantec Corp.+................................ 1,133,489   17,682,428
      VeriSign, Inc.+................................   668,022   14,997,094
      Yahoo! Japan Corp.(1)..........................        10        5,311
      Yahoo!, Inc.+.................................. 1,486,371   46,954,460
                                                                ------------
                                                                 155,787,712
                                                                ------------
    Information Processing - Software -- 16.64%
      Adobe Systems, Inc.+(5)........................   458,686   13,132,180
      Autodesk, Inc.+................................   170,230    6,194,670
      Cerner Corp.+..................................    86,680    3,292,106

                                                                      Value
                                                          Shares     (Note 3)

-------------------------------------------------------------------------------
Information Processing - Software (continued)
  Citrix Systems, Inc.+.................................   103,950 $  3,906,441
  Cognos, Inc.+#........................................   742,513   22,765,449
  Mercury Interactive Corp.+............................    72,900    2,580,660
  Microsoft Corp........................................ 1,489,708   33,741,886
  NAVTEQ Corp.+#........................................   349,165   14,577,639
  Oracle Corp.+......................................... 1,521,072   21,629,644
  Red Hat, Inc.+#.......................................   589,742   15,463,035
  Salesforce.com, Inc.+#................................   456,300   13,465,413
  SAP AG................................................    40,611    8,526,781
  SAP AG ADR#...........................................    46,513    2,447,979
  Tele Atlas NV+........................................   128,781    3,038,019
  Tencent Holdings, Ltd.(1)............................. 2,416,000    5,223,062
  THQ, Inc.+............................................    51,910    1,211,060
                                                                   ------------
                                                                    171,196,024
                                                                   ------------
Insurance -- 0.00%
  WellPoint, Inc.+......................................       300       21,474
                                                                   ------------
Leisure & Tourism -- 4.95%
  Activision, Inc.+#....................................   556,989    7,279,846
  Dreamworks Animation SKG, Inc., Class A+#.............   232,306    6,028,341
  Electronic Arts, Inc.+#...............................   446,785   18,796,245
  International Game Technology.........................   133,968    4,987,628
  Nintendo Co., Ltd.(1).................................    12,400    2,110,073
  Take-Two Interactive Software, Inc.+#.................   716,600   11,673,414
                                                                   ------------
                                                                     50,875,547
                                                                   ------------
Machinery -- 0.21%
  Mitsubishi Heavy Industries, Ltd.(1)..................   177,000      791,534
  Toyota Industries Corp.(1)............................    32,800    1,337,627
                                                                   ------------
                                                                      2,129,161
                                                                   ------------
Medical - Biomedical/Gene -- 0.24%
  Celgene Corp.+........................................    58,910    2,441,820
                                                                   ------------
Medical Technology -- 1.09%
  Boston Scientific Corp.+..............................   543,249   11,234,389
                                                                   ------------
Oil & Gas -- 1.20%
  Cameron International Corp.+..........................    19,960      936,124
  Diamond Offshore Drilling, Inc........................    23,850    2,044,899
  ENSCO International, Inc..............................    18,050      902,319
  Evergreen Solar, Inc.+................................       190        2,119
  GlobalSantaFe Corp....................................    27,720    1,666,804
  National-Oilwell Varco, Inc.+.........................    15,650    1,033,839
  Schlumberger, Ltd.....................................    50,650    3,321,120
  Valero Energy Corp....................................    18,800    1,153,380
  Weatherford International, Ltd.+......................    25,460    1,324,938
                                                                   ------------
                                                                     12,385,542
                                                                   ------------
Semiconductors -- 17.36%
  Altera Corp.+.........................................   365,483    7,148,848
  Analog Devices, Inc...................................   870,787   29,371,646
  Applied Materials, Inc................................   635,906   10,753,170
  ATI Technologies, Inc.+#..............................   141,900    2,342,769
  Broadcom Corp., Class A+..............................   127,800    4,320,918
  Chartered Semiconductor Manufacturing, Ltd.+(1)....... 5,327,000    5,071,914
  Elpida Memory, Inc.+(1)...............................    34,900    1,597,411
  Fairchild Semiconductor International, Inc., Class A+.   208,370    3,640,224
  Intel Corp............................................   364,001    6,559,298
  KLA-Tencor Corp.#.....................................    62,552    2,567,134
  Linear Technology Corp.#..............................   368,179   12,426,041
  Marvell Technology Group, Ltd.+.......................   316,700   15,097,089
  Maxim Integrated Products, Inc........................   730,874   22,459,758
  Microchip Technology, Inc.............................    36,100    1,238,230
  Micron Technology, Inc.+..............................   301,170    4,987,375
  QLogic Corp.+.........................................   220,430    3,941,288
  Spansion LLC, Class A+#...............................   323,100    5,825,493
  Taiwan Semiconductor Manufacturing Co., Ltd. ADR#.....   567,282    5,372,161

 May 31, 2006    SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS -     105
                                       CONTINUED


                                                                  Value
                                                      Shares     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Semiconductors (continued)
       Texas Instruments, Inc.......................    99,200 $  3,098,016
       Xilinx, Inc.................................. 1,183,617   30,774,042
                                                               ------------
                                                                178,592,825
                                                               ------------
     Telecommunications -- 13.57%
       ADC Telecommunications, Inc.+................    65,800    1,179,136
       Alcatel SA+(1)...............................        19          252
       Amdocs, Ltd.+................................   204,480    7,661,866
       American Tower Corp., Class A+#..............   119,600    3,704,012
       Ciena Corp.+.................................   996,370    4,174,790
       Cisco Systems, Inc.+......................... 2,001,462   39,388,772
       Corning, Inc.+...............................   614,218   14,894,787
       Crown Castle International Corp.+............   113,900    3,618,603
       Motorola, Inc................................   109,300    2,305,137
       Nokia Oyj ADR................................ 1,313,050   28,191,183
       QUALCOMM, Inc................................   307,157   13,886,567
       Telefonaktiebolaget LM Ericsson ADR, Class B.   170,700    5,467,521
       Telefonaktiebolaget LM Ericsson, Class B..... 1,716,500    5,494,850
       TELUS Corp. (New York).......................   170,958    6,915,251
       TELUS Corp. (Toronto)........................       502       20,208
       ZTE Corp.(1).................................   788,400    2,677,950
                                                               ------------
                                                                139,580,885
                                                               ------------
     Utilities - Miscellaneous -- 0.00%
       Suntech Power Holdings Co., Ltd. ADR+........       680       19,163
                                                               ------------
     Total Common Stock
        (Cost $988,058,087).........................            962,531,923
                                                               ------------
     EQUITY CERTIFICATES -- 0.28%
     Electronics/Electrical Equipment -- 0.15%
        Hon Hai Precision Industry Co., Ltd.........   126,000      810,238
        Motech Industries, Inc......................    28,150      731,100
                                                               ------------
                                                                  1,541,338
                                                               ------------
     Semiconductors -- 0.13%
        Powerchip Semiconductor Corp................ 2,028,470    1,380,384
                                                               ------------
     Total Equity Certificates
        (Cost $2,897,218)...........................              2,921,722
                                                               ------------
     Total Long-Term Investment Securities
        (Cost $990,955,305).........................            965,453,645
                                                               ------------

                                                            Shares/
                                                           Principal        Value
                                                            Amount         (Note 3)

---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.81%
Collective Investment Pool -- 9.85%
  Securities Lending Quality Trust(2)...................  101,303,940   $  101,303,940
                                                                        --------------
Registered Investment Companies -- 2.24%
  T. Rowe Price Reserve Investment Fund.................   23,067,490       23,067,490
                                                                        --------------
Time Deposit -- 2.72%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06................................... $ 27,906,000       27,906,000
                                                                        --------------
Total Short-Term Investments
   (Cost $152,277,430)..................................                   152,277,430
                                                                        --------------
TOTAL INVESTMENTS
   (Cost $1,143,232,735)(3).............................       108.66%   1,117,731,075
Liabilities in excess of other assets...................        (8.66)%    (89,087,780)
                                                         ------------   --------------
NET ASSETS --                                                  100.00%  $1,028,643,295
                                                         ============   ==============

--------
ADR American Depository Receipt
GDR Global Depository Receipt
#  The security or a portion thereof is out on loan (see Note 3).
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At May 31, 2006, the aggregate value of these securities was $22,787,183 representing 2.22% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Security was valued using fair value procedures at May 31, 2006. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.
(4)Illiquid security
(5)A portion of this security is subject to options written.



 Open call option contracts written at May 31, 2006 for the Science & Technology Fund were as follows:

                                                          Market      Unrealized
                    Contract Strike Number of Premiums   Value at    Appreciation
Issue                Month   Price  Contracts Received May 31, 2006 (Depreciation)
------------------- -------- ------ --------- -------- ------------ --------------
Adobe Systems, Inc.  Jul-06  $35.00    132    $25,343    $ 84,480      $(59,137)
Adobe Systems, Inc.  Jul-06   30.00    300     41,285      64,500       (23,215)
                                              -----------------------------------
                                              $66,628    $148,980      $(82,352)
                                              -----------------------------------

See Notes to Financial Statements

 106    SMALL CAP AGGRESSIVE GROWTH FUND - PORTFOLIO PROFILE      May 31, 2006
                             (Unaudited)

Industry Allocation*

                   Information Processing -- Software 11.16%
                   Semiconductors.................... 10.73%
                   Commercial Services...............  6.50%
                   Information Processing -- Services  6.13%
                   Financial Services................  6.03%
                   Medical Technology................  5.82%
                   Oil & Gas.........................  5.16%
                   Electronics/Electrical Equipment..  4.62%
                   Retail............................  4.30%
                   Healthcare........................  4.24%
                   Telecommunications................  3.89%
                   Apperal & Products................  2.81%
                   Human Resources...................  2.34%
                   Hospital Supplies.................  2.30%
                   Leisure & Tourism.................  2.26%
                   Beverages.........................  1.97%
                   Banks.............................  1.88%
                   Medical -- Biomedical/Gene........  1.83%
                   Building Materials................  1.78%
                   Chemical..........................  1.70%
                   Schools...........................  1.70%
                   Aerospace/Defense.................  1.43%
                   Foods.............................  1.38%
                   Broadcasting......................  1.36%
                   Real Estate.......................  1.24%
                   Home Builders.....................  1.01%
                   Pollution Control.................  0.94%
                   Drugs.............................  0.91%
                   Automotive........................  0.86%
                   Insurance.........................  0.68%
                   Appliances/Furnishings............  0.48%
                                                      -----
                                                      99.44%
                                                      =====

*  Calculated as a percentage of net assets.

 May 31, 2006 SMALL CAP AGGRESSIVE GROWTH FUND - SCHEDULE OF INVESTMENTS   107



                                                               Value
                                                      Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 97.72%
         Aerospace/Defense -- 1.43%
           BE Aerospace, Inc.+....................... 39,700 $  880,149
                                                             ----------
         Apparel & Products -- 2.81%
           Children's Place Retail Stores, Inc.+..... 14,000    814,380
           dELiA*s, Inc.+............................ 31,849    316,898
           Gymboree Corp.+........................... 17,000    601,630
                                                             ----------
                                                              1,732,908
                                                             ----------
         Appliances/Furnishings -- 0.48%
           Knoll, Inc................................ 16,100    297,850
                                                             ----------
         Automotive -- 0.86%
           Keystone Automotive Industries, Inc.+..... 13,200    532,224
                                                             ----------
         Banks -- 1.88%
           Boston Private Financial Holdings, Inc.... 26,100    783,000
           UCBH Holdings, Inc........................ 21,200    374,816
                                                             ----------
                                                              1,157,816
                                                             ----------
         Beverages -- 1.97%
           Hansen Natural Corp.+.....................  4,600    850,402
           Peet's Coffee & Tea, Inc.+................ 12,600    365,274
                                                             ----------
                                                              1,215,676
                                                             ----------
         Broadcasting -- 1.36%
           Central European Media Enterprises, Ltd.+. 14,100    838,386
                                                             ----------
         Building Materials -- 1.78%
           Beacon Roofing Supply, Inc.+.............. 20,900    787,930
           U.S. Concrete, Inc.+...................... 25,000    309,500
                                                             ----------
                                                              1,097,430
                                                             ----------
         Chemical -- 1.70%
           Airgas, Inc............................... 27,300  1,045,317
                                                             ----------
         Commercial Services -- 6.50%
           Ceradyne, Inc.+........................... 12,500    545,875
           Chemed Corp............................... 17,300    931,605
           Home Solutions of America, Inc.+.......... 21,900    223,380
           Huron Consulting Group, Inc.+............. 15,700    480,891
           Kendle International, Inc.+............... 20,300    658,126
           Medifast, Inc.+...........................  5,000     90,000
           Vistaprint, Ltd.+......................... 34,100  1,079,947
                                                             ----------
                                                              4,009,824
                                                             ----------
         Drugs -- 0.91%
           Adolor Corp.+............................. 24,000    560,880
                                                             ----------
         Electronics/Electrical Equipment -- 4.62%
           Daktronics, Inc........................... 15,700    747,791
           Energy Conversion Devices, Inc.+.......... 19,400    771,150
           Itron, Inc.+.............................. 10,900    651,820
           Netlogic Microsystems, Inc.+.............. 20,700    676,062
                                                             ----------
                                                              2,846,823
                                                             ----------
         Financial Services -- 4.31%
           Affiliated Managers Group, Inc.+..........  9,600    865,920
           Bankrate, Inc.+........................... 10,800    491,940
           Investment Technology Group, Inc.+........ 14,300    676,390
           National Financial Partners Corp.......... 13,900    623,415
                                                             ----------
                                                              2,657,665
                                                             ----------
         Foods -- 1.38%
           Chipotle Mexican Grill, Inc.+............. 14,700    849,219
                                                             ----------
         Healthcare -- 4.24%
           Mentor Corp............................... 16,500    666,435
           Psychiatric Solutions, Inc.+.............. 46,000  1,352,400
           Spectranetics Corp.+...................... 45,800    593,568
                                                             ----------
                                                              2,612,403
                                                             ----------

                                                              Value
                                                     Shares  (Note 3)

          ------------------------------------------------------------
          Home Builders -- 1.01%
            Williams Scotsman International, Inc.+.. 24,000 $  624,000
                                                            ----------
          Hospital Supplies -- 2.30%
            ArthroCare Corp.+....................... 21,800    920,832
            PSS World Medical, Inc.+................ 28,000    497,280
                                                            ----------
                                                             1,418,112
                                                            ----------
          Human Resources -- 2.34%
            Kenexa Corp.+........................... 16,800    509,040
            Kforce, Inc.+........................... 61,200    935,136
                                                            ----------
                                                             1,444,176
                                                            ----------
          Information Processing - Services -- 6.13%
            aQuantive, Inc.+........................ 34,000    842,860
            Digitas, Inc.+.......................... 58,200    757,182
            Nutri/System, Inc.+.....................  9,700    658,824
            Opsware, Inc.+.......................... 96,790    756,898
            Redback Networks, Inc.+................. 32,100    766,869
                                                            ----------
                                                             3,782,633
                                                            ----------
          Software -- 11.16%
            Allscripts Heathcare Solutions, Inc.+... 39,144    682,671
            F5 Networks, Inc.+...................... 14,200    688,984
            Informatica Corp.+...................... 52,800    742,368
            INVESTools, Inc.+....................... 61,100    533,403
            M-Systems Flash Disk Pioneers, Ltd.+.... 14,400    481,680
            Sify, Ltd. ADR+......................... 60,600    616,302
            Taleo Corp., Class A+................... 44,900    534,310
            THQ, Inc.+.............................. 28,600    667,238
            Tradestation Group, Inc.+............... 51,700    719,147
            Ultimate Software Group, Inc.+.......... 21,500    487,835
            VeriFone Holdings, Inc.+................ 23,000    727,720
                                                            ----------
                                                             6,881,658
                                                            ----------
          Insurance -- 0.68%
            Tower Group, Inc........................ 13,600    421,736
                                                            ----------
          Leisure & Tourism -- 2.26%
            California Pizza Kitchen, Inc.+......... 11,800    342,318
            Orient-Express Hotels, Ltd.............. 27,400  1,051,064
                                                            ----------
                                                             1,393,382
                                                            ----------
          Medical - Biomedical/Gene -- 1.83%
            Lifecell Corp.+......................... 41,700  1,125,900
                                                            ----------
          Medical Technology -- 5.82%
            Haemonetics Corp.+...................... 24,000  1,212,000
            Hologic, Inc.+.......................... 22,200    876,678
            Nektar Therapeutics+.................... 43,200    863,568
            Neurometrix, Inc.+...................... 21,800    635,252
                                                            ----------
                                                             3,587,498
                                                            ----------
          Oil & Gas -- 5.16%
            CE Franklin, Ltd.+...................... 51,000    896,580
            Denbury Resources, Inc.+................ 23,700    748,920
            Dril-Quip, Inc.+........................  7,200    566,856
            EXCO Resources, Inc.+...................  2,800     33,600
            Todco, Class A+.........................  7,600    335,692
            W&T Offshore, Inc....................... 15,600    598,572
                                                            ----------
                                                             3,180,220
                                                            ----------
          Pollution Control -- 0.94%
            Fuel Tech NV+........................... 38,600    580,158
                                                            ----------
          Real Estate -- 1.24%
            Trammell Crow Co.+...................... 22,000    761,860
                                                            ----------
          Retail -- 4.30%
            Aaron Rents, Inc., Class B.............. 30,200    815,400
            Citi Trends, Inc.+...................... 11,000    495,110

 108 SMALL CAP AGGRESSIVE GROWTH FUND - SCHEDULE OF INVESTMENTS   May 31, 2006
                             - CONTINUED


                                                            Value
                                                   Shares  (Note 3)
            --------------------------------------------------------
            COMMON STOCK (continued )
            Retail (continued)
              Coldwater Creek, Inc.+.............. 18,800 $  483,160
              DSW, Inc.+..........................  9,600    288,000
              Zumiez, Inc.+....................... 17,000    571,030
                                                          ----------
                                                           2,652,700
                                                          ----------
            Schools -- 1.70%
              Shuffle Master, Inc.+............... 28,800  1,050,048
                                                          ----------
            Semiconductors -- 10.73%
              Diodes, Inc.+....................... 10,600    377,466
              Emcore Corp.+....................... 72,700    692,831
              FormFactor, Inc.+................... 16,500    639,210
              Integrated Device Technology, Inc.+. 34,000    487,560
              Microsemi Corp.+.................... 24,100    577,918
              ON Semiconductor Corp.+............. 70,900    428,236
              Sirf Technology Holdings, Inc.+..... 33,600    984,816
              Supertex, Inc.+..................... 12,800    519,168
              Tessera Technologies, Inc.+......... 50,400  1,423,296
              Trident Microsystems, Inc.+......... 22,000    485,760
                                                          ----------
                                                           6,616,261
                                                          ----------

                                                           Shares/
                                                          Principal    Value
                                                           Amount     (Note 3)

--------------------------------------------------------------------------------
Telecommunications -- 3.89%
  Brightpoint, Inc.+....................................     36,960  $   790,205
  SBA Communcations Corp.+..............................     43,700    1,000,293
  Symmetricom, Inc.+....................................     83,700      606,825
                                                                     -----------
                                                                       2,397,323
                                                                     -----------
Total Long-Term Investment Securities
   (Cost $60,843,023)...................................              60,252,235
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.72%
Time Deposit -- 1.72%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.65% due 06/01/06
   (Cost $1,064,000).................................... $1,064,000    1,064,000
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $61,907,023)(1)................................      99.44%  61,316,235
Other assets less liabilities...........................       0.56%     342,633
                                                         ----------  -----------
NET ASSETS --                                                100.00% $61,658,868
                                                         ==========  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 May 31, 2006       SMALL CAP FUND - PORTFOLIO PROFILE (Unaudited)         109

Industry Allocation*

              Collective Investment Pool.................  28.68%
              Oil & Gas..................................   8.30%
              Banks......................................   5.56%
              Electronics/Electrical Equipment...........   5.36%
              Information Processing -- Services.........   4.78%
              Insurance..................................   4.63%
              Metals.....................................   3.98%
              Real Estate Investment Trusts..............   3.84%
              Commercial Services........................   3.83%
              Leisure & Tourism..........................   3.54%
              Machinery..................................   3.49%
              Information Processing -- Software.........   3.37%
              Retail.....................................   3.31%
              Apparel & Products.........................   3.24%
              Semiconductors.............................   2.73%
              Automotive.................................   2.68%
              Financial Services.........................   2.64%
              Medical Technology.........................   2.62%
              Healthcare.................................   2.44%
              Chemical...................................   2.42%
              Drugs......................................   2.35%
              Telecommunications.........................   2.16%
              Building Materials.........................   2.01%
              Aerospace/Defense..........................   1.71%
              Freight....................................   1.58%
              Savings & Loan.............................   1.51%
              Foods......................................   1.41%
              Utilities -- Electric......................   1.35%
              Human Resources............................   1.25%
              Information Processing -- Hardware.........   1.00%
              Therapeutics...............................   0.94%
              Household Products.........................   0.90%
              Medical -- Biomedical/Gene.................   0.80%
              Paper/Forest Products......................   0.69%
              Home Builders..............................   0.67%
              Airlines...................................   0.65%
              Hospital Supplies..........................   0.59%
              Broadcasting...............................   0.51%
              Publishing.................................   0.51%
              Retirement/Aged Care.......................   0.51%
              Registered Investment Companies............   0.50%
              Appliances/Furnishings.....................   0.47%
              Information Processing -- Consumer Software   0.45%
              Tobacco....................................   0.36%
              Time Deposits..............................   0.34%
              Schools....................................   0.32%
              Utilities -- Gas, Distribution.............   0.31%
              Coal.......................................   0.26%
              Pollution Control..........................   0.24%
              Hospital Management........................   0.23%
              Textiles -- Products.......................   0.22%
              Water Services.............................   0.14%
              Heavy Duty Trucks/Parts....................   0.13%
              Railroads & Equipment......................   0.13%
              Mining.....................................   0.06%
              Advertising................................   0.05%
              Real Estate................................   0.03%
              Beverages..................................   0.02%
              Mobil Homes................................   0.01%
                                                          ------
                                                          128.81%
                                                          ======

*  Calculated as a percentage of net assets.

 110          SMALL CAP FUND - SCHEDULE OF INVESTMENTS            May 31, 2006


                                                              Value
                                                    Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.29%
        Advertising -- 0.05%
          24 / 7 Real Media, Inc+#.................  36,100 $   301,435
                                                            -----------
        Aerospace/Defense -- 1.71%
          AAR Corp.+...............................  59,800   1,439,984
          ARGON ST, Inc.+#.........................  11,800     336,418
          Armor Holdings, Inc.+....................  51,636   2,949,448
          DRS Technologies, Inc....................  32,900   1,752,254
          Moog, Inc., Class A+.....................  29,200   1,015,284
          Orbital Sciences Corp., Class A+.........  13,100     196,369
          Teledyne Technologies, Inc.+.............  28,500     976,125
          TransDigm Group, Inc.+...................   6,100     153,659
          United Industrial Corp.#.................  33,531   1,648,384
                                                            -----------
                                                             10,467,925
                                                            -----------
        Airlines -- 0.65%
          ExpressJet Holdings, Inc.+............... 116,900     686,203
          Frontier Airlines Holdings, Inc+#........  37,915     234,694
          Mesa Air Group, Inc.+.................... 146,977   1,408,039
          Midwest Express Holdings, Inc.+#.........  28,400     126,948
          SkyWest, Inc.............................  65,990   1,532,948
                                                            -----------
                                                              3,988,832
                                                            -----------
        Apparel & Products -- 3.24%
          AnnTaylor Stores Corp.+..................  60,850   2,340,291
          Blair Corp...............................   4,249     151,434
          Brown Shoe Co., Inc......................  68,377   2,405,503
          Christopher & Banks Corp.................  26,900     724,686
          Deckers Outdoor Corp.+...................  15,200     538,992
          DHB Industries, Inc.+#(5)(6).............  84,367     132,456
          Dress Barn, Inc.+#....................... 121,944   2,852,270
          Finish Line, Inc., Class A#..............  14,900     190,720
          Guess ?, Inc.+#..........................  10,252     425,048
          Gymboree Corp.+..........................  23,779     841,539
          Hot Topic, Inc.+#........................  51,300     709,992
          K-Swiss, Inc., Class A...................  29,800     786,124
          Kellwood Co.#............................  46,464   1,449,212
          Payless ShoeSource, Inc.+#............... 150,092   4,004,455
          Talbots, Inc.............................  49,800   1,059,246
          Under Armour, Inc.+#.....................   7,700     274,890
          Warnaco Group, Inc.+.....................  51,500     926,485
                                                            -----------
                                                             19,813,343
                                                            -----------
        Appliances/Furnishings -- 0.47%
          CompX International, Inc., Class A#......   4,487      69,997
          Furniture Brands International, Inc.#....  66,800   1,437,536
          Herman Miller, Inc.......................  46,500   1,358,730
                                                            -----------
                                                              2,866,263
                                                            -----------
        Automotive -- 2.68%
          Accuride Corp.+#.........................  65,180     748,266
          Acuity Brands, Inc.......................   1,117      44,568
          AO Smith Corp.#..........................  85,489   3,757,242
          ArvinMeritor, Inc.#...................... 102,804   1,724,023
          Goodyear Tire & Rubber Co.+#.............  56,398     717,383
          Group 1 Automotive, Inc..................  49,716   3,021,241
          Keystone Automotive Industries, Inc.+#...  18,600     749,952
          Monro Muffler Brake, Inc.#...............  24,300     877,959
          Sonic Automotive, Inc., Class A..........  53,400   1,277,862
          Strattec Security Corp.+.................  11,200     476,000
          Thor Industries, Inc.#...................  33,000   1,586,640
          TRW Automotive Holdings Corp.+...........  19,700     539,583
          United Auto Group, Inc.#.................  21,300     897,582
                                                            -----------
                                                             16,418,301
                                                            -----------
        Banks -- 5.56%
          BancFirst Corp...........................   5,808     259,908
          Bank of Hawaii Corp......................  43,162   2,189,608
          Boston Private Financial Holdings, Inc.#.  21,400     642,000

                                                               Value
                                                     Shares   (Note 3)

        ----------------------------------------------------------------
        Banks (continued)
          Capital Crossing Bank+#...................   1,144 $    25,969
          Cascade Bancorp#..........................  24,000     678,000
          Center Financial Corp.#...................  10,659     248,674
          Central Pacific Financial Corp............  24,400     877,668
          Citizens Banking Corp.#...................  46,700   1,244,088
          City Holding Co.#.........................  34,006   1,229,657
          City National Corp........................  18,966   1,379,397
          Columbia Banking System, Inc.#............  26,694     896,918
          Commerce Bancshares, Inc..................  14,776     764,067
          Community Trust Bancorp, Inc..............     550      18,717
          Corus Bankshares, Inc.#................... 129,938   3,670,749
          Cullen/Frost Bankers, Inc.................   8,640     489,888
          First American Corp.......................  18,628     781,817
          First Bancorp Puerto Rico.................  87,600     931,188
          First Citizens BancShares, Inc., Class A#.   3,587     677,262
          First Community Bancorp...................  26,700   1,550,202
          First Regional Bancorp+#..................   1,602     136,731
          First Republic Bank.......................  21,525     904,481
          Fremont General Corp......................  73,300   1,482,859
          Frontier Financial Corp.#.................  12,000     410,160
          Glacier Bancorp, Inc.#....................  31,214     913,322
          Greater Bay Bancorp.......................   1,656      49,365
          Intervest Bancshares Corp.+#..............   6,275     252,506
          Old Second Bancorp, Inc.#.................   4,367     131,534
          Pacific Capital Bancorp...................   1,189      40,878
          Pinnacle Financial Partners, Inc.+#.......  15,000     422,100
          Placer Sierra Bancshares..................  10,900     261,927
          Preferred Bank#...........................   2,800     147,952
          Prosperity Bancshares, Inc.#..............  29,200     942,868
          Provident Bankshares Corp.#...............  28,100     991,368
          R&G Financial Corp., Class B..............  96,400     877,240
          Republic Bancorp, Inc.#................... 112,391   1,221,690
          Sandy Spring Bancorp, Inc.#...............  19,500     685,035
          Signature Bank+#..........................  17,900     639,567
          Susquehanna Bancshares, Inc...............  13,000     296,920
          Taylor Capital Group, Inc.................   1,780      73,211
          Texas Capital Bancshares, Inc.+#..........  25,300     580,635
          UCBH Holdings, Inc........................  34,900     617,032
          United Community Banks, Inc...............  12,500     372,125
          Valley National Bancorp#..................  44,589   1,092,876
          Westamerica Bancorp.#.....................  34,300   1,664,922
          Whitney Holding Corp.#....................   2,101      75,930
          Wilmington Trust Corp.....................   3,371     143,975
                                                             -----------
                                                              33,984,986
                                                             -----------
        Beverages -- 0.02%
          Hansen Natural Corp.+.....................     735     135,880
                                                             -----------
        Broadcasting -- 0.51%
          Emmis Communications Corp., Class A+......  20,600     330,836
          Entercom Communications Corp..............  15,000     399,900
          Lodgenet Entertainment Corp.+.............  55,178   1,043,416
          New Frontier Medi, Inc.+..................   5,658      48,885
          Sinclair Broadcast Group, Inc., Class A... 140,828   1,198,446
          Young Broadcasting, Inc., Class A+........  22,500      72,900
                                                             -----------
                                                               3,094,383
                                                             -----------
        Building Materials -- 2.01%
          Barnes Group, Inc.........................  25,500   1,052,895
          Interline Brands, Inc.+...................  35,100     854,334
          Lennox International, Inc.#............... 106,704   3,036,796
          Matthews International Corp., Class A#....  42,300   1,470,348
          Simpson Manufacturing Co., Inc............  40,100   1,391,069
          Trex Co., Inc.+#..........................  10,400     282,360
          USG Corp.+#...............................  41,557   3,826,568
          Watsco, Inc...............................   7,200     403,272
                                                             -----------
                                                              12,317,642
                                                             -----------

 May 31, 2006    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      111


                                                            Value
                                                  Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Chemical -- 2.42%
            Airgas, Inc..........................  49,000 $ 1,876,210
            Arch Chemicals, Inc..................  33,400   1,160,650
            Cabot Microelectronics Corp.+#.......  10,200     293,352
            Celanese Corp........................  45,474     896,293
            Ferro Corp...........................  33,200     584,320
            FMC Corp.............................   8,727     563,502
            H.B. Fuller Co.......................  28,600   1,379,950
            MacDermid, Inc.......................  25,200     784,224
            Minerals Technologies, Inc.#.........  19,000   1,108,460
            Olin Corp............................  47,858     847,565
            Pioneer Cos., Inc.+..................  63,500   1,763,395
            Sensient Technologies Corp...........  49,800   1,004,964
            Spartech Corp.#......................  15,492     355,696
            Symyx Technologies, Inc.+............  18,200     485,940
            UAP Holding Corp.#...................  16,754     395,395
            Westlake Chemical Corp.#.............  42,439   1,324,946
                                                          -----------
                                                           14,824,862
                                                          -----------
          Coal -- 0.26%
            Foundation Coal Holdings, Inc........  26,600   1,205,778
            Massey Energy Co.....................  10,164     379,321
                                                          -----------
                                                            1,585,099
                                                          -----------
          Commercial Services -- 3.83%
            Administaff, Inc.....................  38,299   1,471,831
            Arbitron, Inc.#......................  22,000     876,920
            Blount International, Inc.+#.........  16,746     214,684
            BlueLinx Holdings, Inc.#.............  69,791     940,783
            Central Parking Corp.................  17,300     247,563
            Ceradyne, Inc.+#.....................  32,300   1,410,541
            Electro Rent Corp.+..................  20,000     330,000
            Freightcar America, Inc.#............  16,500     995,940
            Greif Brothers Corp., Class A#.......   4,099     259,877
            H&E Equipment Services, Inc.+#.......   2,900      86,275
            Healthspring, Inc.+..................  11,950     200,043
            Heartland Payment Systems, Inc.+#....  10,400     276,432
            ICT Group, Inc.+.....................   1,875      50,212
            Iron Mountain, Inc.+.................  24,975     922,576
            Kendle International, Inc.+..........   5,562     180,320
            LECG Corp.+..........................  30,300     530,250
            Maximus, Inc.........................  24,700     785,213
            Multi-Color Corp.....................   8,100     233,604
            Pacer International, Inc.............  67,400   1,988,974
            Plexus Corp.+........................ 132,293   5,203,084
            Pool Corp............................  22,711     980,888
            Ritchie Brothers Auctioneers, Inc....  19,700   1,162,300
            Senomyx, Inc.+#......................  18,900     301,833
            Silgan Holdings, Inc.................  15,997     598,128
            Sotheby's Holdings, Inc., Class A+...  55,700   1,489,975
            Stewart Information Services Corp....   8,200     311,682
            TeleTech Holdings, Inc.+.............  66,900     805,476
            Vertrue, Inc.+#......................  14,195     552,895
                                                          -----------
                                                           23,408,299
                                                          -----------
          Drugs -- 2.35%
            Alkermes, Inc.+#..................... 209,180   4,145,948
            Alpharma, Inc., Class A.............. 139,501   3,267,113
            Cephalon, Inc.+#.....................  10,400     621,088
            Cubist Pharmaceuticals, Inc.+........  23,800     563,346
            First Horizon Pharmaceutical Corp.+#.  33,800     713,518
            King Pharmaceuticals, Inc.+.......... 116,623   2,073,557
            Mannatech, Inc.......................  43,500     608,565
            Medicis Pharmaceutical Corp.#........  51,700   1,541,694
            Nutraceutical International Corp.+...  20,134     327,178
            Pain Therapeutics, Inc.+#............  12,922     109,837
            Petmed Express, Inc.+................   1,866      23,101
            Rigel Pharmaceuticals, Inc.+#........  19,500     191,685
            ViroPharma, Inc.+#...................  21,339     207,628
                                                          -----------
                                                           14,394,258
                                                          -----------

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Electronics/Electrical Equipment -- 5.36%
          Advanced Energy Industries, Inc.+........  40,800 $   575,280
          American Science & Engineering, Inc.+#...  19,111   1,098,309
          Ampex Corp.+#............................   2,345      34,729
          Analogic Corp............................  37,000   2,113,810
          Arrow Electronics, Inc.+.................  72,891   2,368,958
          AVX Corp.#...............................  40,716     666,521
          Belden CDT, Inc.#........................  36,700   1,168,161
          Cogent, Inc.+#...........................  10,300     159,856
          Commscope, Inc.+.........................  68,900   2,013,947
          Cymer, Inc.+.............................  35,232   1,634,412
          Emcor Group, Inc.+.......................  20,333     977,814
          Encore Wire Corp.+#......................  24,700     943,293
          ESCO Technologies, Inc.+.................  15,600     800,280
          FEI Co.+#................................  23,700     554,580
          Global Imaging Systems, Inc.+............  25,200   1,031,940
          Greatbatch, Inc.+#.......................  73,900   1,676,791
          Kemet Corp.+.............................  46,500     444,540
          Lamson & Sessions Co.+#..................  35,574     867,650
          Littelfuse, Inc.+........................  24,700     865,241
          Methode Electronics, Inc., Class A#......  88,300     842,382
          Mettler-Toledo International, Inc.+#.....  20,240   1,311,350
          Molecular Devices Corp.+#................  43,578   1,252,432
          Multi-Fineline Electronix, Inc.+#........   8,721     290,148
          Newport Corp.+...........................  75,300   1,234,920
          Orbotech, Ltd.+..........................  15,200     381,824
          Planar Systems, Inc.+#...................  37,622     503,382
          ScanSource, Inc.+#.......................   5,100     300,288
          Silicon Image, Inc.+..................... 157,800   1,502,256
          Silicon Laboratories, Inc.+..............  19,000     741,190
          Teleflex, Inc............................  34,028   2,087,278
          TTM Technologies, Inc.+..................  12,600     184,086
          Vicor Corp...............................  27,000     480,600
          Wesco International, Inc.+...............  15,853   1,042,176
          Woodward Governor Co.#...................   9,000     284,940
          Zygo Corp.+..............................  24,099     362,449
                                                            -----------
                                                             32,797,813
                                                            -----------
        Financial Services -- 2.64%
          Advanta Corp., Class B...................  37,114   1,358,372
          Affiliated Managers Group, Inc.+#........  15,800   1,425,160
          American Financial Group, Inc............  21,693     914,577
          AmeriCredit Corp.+.......................  75,235   2,184,824
          Asta Funding, Inc........................  25,900     946,904
          Bankrate, Inc.+#.........................   5,600     255,080
          Calamos Asset Management, Inc., Class A#.   4,354     138,414
          Chittenden Corp..........................  58,450   1,581,073
          Investment Technology Group, Inc.+.......  16,000     756,800
          Investors Financial Services Corp.#......  20,700     905,418
          Knight Capital Group, Inc.+..............  58,200     897,444
          LaBranche & Co., Inc.+#.................. 131,600   1,702,904
          MarketAxess Holdings, Inc.+#.............  26,000     284,700
          National Financial Partners Corp.#.......   8,300     372,255
          Ocwen Financial Corp.+#..................   8,837     100,212
          Penson Worldwide, Inc.+..................  11,000     224,840
          Piper Jaffray Cos.+#.....................  24,500   1,550,605
          SWS Group, Inc...........................  22,263     517,169
                                                            -----------
                                                             16,116,751
                                                            -----------
        Foods -- 1.41%
          Chiquita Brands International, Inc.#.....  99,050   1,417,406
          Del Monte Foods Co....................... 184,392   2,183,201
          M & F Worldwide Corp.+#..................  20,760     328,008
          Performance Food Group Co.+#.............  24,900     811,491
          Seaboard Corp.#..........................     960   1,259,520
          Seneca Foods Corp., Class A+.............   7,800     178,230
          Seneca Foods Corp., Class B+.............   2,700      64,746
          Spartan Stores, Inc.#....................  15,696     207,972
          Tootsie Roll Industries, Inc.............  23,200     703,656
          Wild Oats Markets, Inc.+#................  93,775   1,495,711
                                                            -----------
                                                              8,649,941
                                                            -----------

 112    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2006


                                                                 Value
                                                        Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Freight -- 1.72%
        Arkansas Best Corp.#...........................  9,436 $   388,857
        Bristow Group, Inc.+...........................  7,973     287,108
        EGL, Inc.+..................................... 65,768   2,964,164
        Forward Air Corp............................... 11,277     421,985
        Gulfmark Offshore, Inc.+.......................  8,000     201,280
        Heartland Express, Inc.#....................... 43,971     741,351
        Kirby Corp.+...................................  9,377     704,494
        Knight Transportation, Inc.#................... 85,466   1,627,273
        Landstar System, Inc........................... 21,972     970,943
        Nuco2, Inc.+#.................................. 21,600     577,584
        Old Dominion Freight Lines, Inc.+.............. 10,456     322,149
        Ryder System, Inc.#............................  8,200     443,046
        UTI Worldwide, Inc............................. 32,400     882,252
                                                               -----------
                                                                10,532,486
                                                               -----------
      Healthcare -- 2.44%
        Air Methods Corp.+#............................ 18,216     408,949
        Alliance Imaging, Inc.+#....................... 23,591     136,828
        American Medical Systems Holdings, Inc.+....... 31,500     622,755
        Candela Corp.+#................................ 53,573     922,527
        Dade Behring Holdings, Inc..................... 48,549   1,808,450
        Edwards Lifesciences Corp.+.................... 15,400     682,836
        Kinetic Concepts, Inc.+........................ 18,107     704,362
        Magellan Health Services, Inc.+................ 75,980   3,073,391
        Odyssey Healthcare, Inc.+#..................... 45,026     734,374
        ResMed, Inc.+#................................. 57,900   2,632,134
        Steris Corp.................................... 31,932     726,453
        Symbion, Inc.+#................................ 28,000     614,320
        United Surgical Partners International, Inc.+#. 47,300   1,471,503
        VistaCare, Inc.+#.............................. 15,300     211,446
        Vital Signs, Inc.#.............................  3,166     158,364
                                                               -----------
                                                                14,908,692
                                                               -----------
      Heavy Duty Trucks/Parts -- 0.13%
        Cascade Corp................................... 20,700     778,320
                                                               -----------
      Home Builders -- 0.67%
        Brookfield Homes Corp.......................... 12,119     431,436
        Champion Enterprises, Inc.+.................... 33,000     392,700
        NVR, Inc.+#....................................  3,305   2,012,745
        WCI Communities, Inc+#......................... 58,600   1,241,734
                                                               -----------
                                                                 4,078,615
                                                               -----------
      Hospital Management -- 0.23%
        LifePoint Hospitals, Inc.+..................... 38,400   1,356,672
        Pediatrix Medical Group, Inc.+.................  1,362      62,911
                                                               -----------
                                                                 1,419,583
                                                               -----------
      Hospital Supplies -- 0.59%
        Henry Schein, Inc.+............................ 38,348   1,767,459
        ICU Medical, Inc.+#............................ 10,473     434,315
        NuVasive, Inc.+#............................... 18,000     295,740
        PSS World Medical, Inc.+....................... 61,235   1,087,534
                                                               -----------
                                                                 3,585,048
                                                               -----------
      Household Products -- 0.90%
        Chattem, Inc.+#................................  7,900     277,132
        Digital Theater Systems, Inc.+#................ 18,400     346,288
        Jarden Corp.+#................................. 38,200   1,147,528
        John H. Harland Co............................. 87,902   3,764,843
                                                               -----------
                                                                 5,535,791
                                                               -----------
      Human Resources -- 1.25%
        Kforce, Inc.+.................................. 33,800     516,464
        Korn/Ferry International+...................... 79,300   1,625,650
        Labor Ready, Inc.+............................. 49,400   1,143,610
        MPS Group, Inc.+............................... 74,000   1,112,960
        Resources Connection, Inc.+#................... 98,900   2,521,950
        Spherion Corp.+#............................... 87,278     729,644
                                                               -----------
                                                                 7,650,278
                                                               -----------

                                                                  Value
                                                        Shares   (Note 3)

    -----------------------------------------------------------------------
    Information Processing - Consumer Software -- 0.45%
      RealNetworks, Inc.+#............................. 290,866 $ 2,751,592
                                                                -----------
    Information Processing - Hardware -- 1.00%
      Komag, Inc.+#.................................... 106,968   4,442,381
      LaserCard Corp.+#................................  28,822     477,004
      Mercury Computer Systems, Inc.+#.................  17,100     280,782
      Palm, Inc.+#.....................................  27,401     451,569
      Synaptics, Inc.+#................................  17,400     412,032
      Virage Logic Corp.+#.............................   8,600      83,420
                                                                -----------
                                                                  6,147,188
                                                                -----------
    Information Processing - Services -- 4.78%
      3D Systems Corp.+#...............................   1,200      23,760
      Agilysys, Inc.................................... 107,383   1,771,819
      Anixter International, Inc.......................  15,200     740,696
      Ansoft Corp.+....................................   7,496     146,772
      Arbinet Holdings, Inc.+#.........................   7,343      40,607
      BISYS Group, Inc.+...............................  34,600     510,350
      CACI International, Inc., Class A+...............  21,000   1,279,320
      Catapult Communications Corp.+...................  13,100     161,130
      Ciber, Inc.+.....................................  58,100     368,935
      CNET Networks, Inc.+.............................  67,300     589,548
      Digital Insight Corp.+...........................  19,100     617,885
      Digital River, Inc.+#............................  13,800     606,648
      Digitas, Inc.+...................................  18,300     238,083
      Dun & Bradstreet Corp.+..........................   1,508     109,888
      Earthlink, Inc.+#................................  85,799     714,706
      Factset Research Systems, Inc.#..................  32,200   1,446,102
      FileNET Corp.+#..................................  45,600   1,187,880
      Forrester Research, Inc.+........................  25,400     650,494
      Infospace, Inc.+.................................  35,500     804,785
      Intergraph Corp.+................................  64,549   2,294,717
      Internet Security Systems, Inc.+.................  22,700     464,896
      Jack Henry & Associates, Inc.....................  87,600   1,643,376
      Kronos, Inc.+....................................  27,650   1,106,000
      MTS Systems Corp.#...............................  33,111   1,382,384
      National Instruments Corp........................  15,000     420,150
      Perot Systems Corp., Class A+.................... 104,100   1,461,564
      Rightnow Technologies, Inc.+#....................  37,300     608,363
      Sykes Enterprises, Inc.+......................... 145,938   2,515,971
      Trizetto Group, Inc.+#........................... 124,308   1,772,632
      United Online, Inc............................... 143,335   1,708,553
      Vignette Corp.+..................................  90,200   1,229,426
      Websense, Inc.+..................................  22,900     507,235
      WebSideStory, Inc.+#.............................   6,300      86,373
                                                                -----------
                                                                 29,211,048
                                                                -----------
    Information Processing - Software -- 3.37%
      Actuate Corp.+...................................  37,603     151,540
      Acxiom Corp.#....................................  82,671   1,949,382
      Altiris, Inc.+#..................................  21,000     366,450
      American Reprographics Co.+......................   1,326      45,972
      Aspen Technologies, Inc.+#....................... 106,825   1,249,852
      Bottomline Technologies, Inc.+#..................  14,600     146,876
      DucoCorp International, Inc.+#...................   4,685      37,246
      Global Payments, Inc............................. 107,012   4,984,619
      Hyperion Solutions Corp.+........................  21,450     615,830
      Infousa, Inc.+#..................................   4,458      46,319
      Lawson Software, Inc.+#.......................... 195,400   1,318,950
      Microstrategy, Inc., Class A+#...................  19,256   1,817,381
      Motive, Inc.+#...................................  31,900     111,650
      NetIQ Corp.+#....................................  43,900     534,263
      Open Solutions, Inc.+#...........................  14,900     413,475
      Packeteer, Inc.+#................................  15,700     179,765
      PDF Solutions, Inc.+#............................  39,000     518,310
      Progress Software Corp.+.........................  27,767     646,416
      Quest Software, Inc.+#...........................  44,400     616,272
      Red Hat, Inc.+#..................................  21,800     571,596
      RSA Security, Inc.+..............................  37,000     556,110

 May 31, 2006    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      113


                                                               Value
                                                     Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Information Processing - Software (continued)
         SPSS, Inc.+................................  44,928 $ 1,662,336
         Sybase, Inc.+..............................   1,830      37,277
         THQ, Inc.+#................................  29,200     681,236
         Wind River Systems, Inc.+.................. 140,600   1,328,670
                                                             -----------
                                                              20,587,793
                                                             -----------
       Insurance -- 4.63%
         American Physicians Capital, Inc.+.........  38,100   1,760,982
         AMERIGROUP Corp.+..........................  20,500     588,350
         Aspen Insurance Holdings, Ltd..............  37,900     821,293
         Assured Guaranty, Ltd......................  55,500   1,382,505
         Bristol West Holdings, Inc.#...............  33,700     568,856
         Conseco, Inc.+.............................  10,391     250,319
         Darwin Professional Underwriters, Inc.+....   4,800      92,448
         EMC Insurance Group, Inc.#.................   4,697     149,740
         FPIC Insurance Group, Inc.+#...............   3,571     134,163
         Horace Mann Educators Corp.#...............  31,100     520,925
         Infinity Property & Casualty Corp..........  28,500   1,214,670
         LandAmerica Financial Group, Inc.#.........  63,378   4,241,256
         Markel Corp.+..............................   3,200   1,080,800
         Ohio Casualty Corp......................... 135,600   4,050,372
         PartnerRe, Ltd.#...........................  14,700     902,874
         Protective Life Corp.......................  27,918   1,237,326
         Safety Insurance Group, Inc.#..............  11,793     555,922
         Selective Insurance Group, Inc.............  29,096   1,585,732
         Sierra Health Services, Inc.+..............  80,275   3,307,330
         WellCare Health Plans, Inc.+#..............  42,956   2,137,061
         Zenith National Insurance Corp.............  42,457   1,698,280
                                                             -----------
                                                              28,281,204
                                                             -----------
       Leisure & Tourism -- 3.40%
         Applebee's International, Inc..............  29,475     595,984
         BJ's Restaurants, Inc.+#...................  18,700     498,542
         Brunswick Corp.............................  25,400     912,622
         CEC Entertainment, Inc.+#..................  13,450     448,692
         Cheesecake Factory, Inc., Class A+.........  37,700   1,103,102
         Dominos Pizza, Inc.#.......................  79,631   1,885,662
         Dover Downs Gaming & Entertainment, Inc....  20,600     523,240
         Dreamworks Animation SKG, Inc., Class A+#..  26,405     685,210
         Hasbro, Inc................................   3,168      58,735
         Jakks Pacific, Inc.+#...................... 178,668   3,482,239
         Luby's, Inc.+#.............................  79,315     828,049
         Main Street Restaurant Group, Inc.+........  22,955     143,239
         Marcus Corp.#..............................  13,213     232,681
         Monarch Casino & Resort, Inc.+#............   3,580      98,665
         Multimedia Games, Inc.+#...................  76,008     852,050
         P.F. Chang's China Bistro, Inc.+#..........  13,100     542,471
         Panera Bread Co., Class A+#................  15,300     990,828
         Papa John's International, Inc.+#..........  65,862   2,072,018
         Playboy Enterprises, Inc., Class B+#.......   8,368      80,668
         Polaris Industries, Inc.#..................   2,600     115,778
         Red Robin Gourmet Burgers, Inc.+#..........  23,000     964,850
         Ruby Tuesday, Inc.#........................  12,400     344,844
         Sonic Corp.+...............................  56,362   1,230,946
         Steinway Musical Instruments, Inc.+(1)#....  10,672     288,678
         Sunterra Corp.+#...........................  19,983     206,624
         Texas Roadhouse, Inc.+#....................   8,800     119,768
         Vail Resorts, Inc.+#.......................  40,915   1,470,894
                                                             -----------
                                                              20,777,079
                                                             -----------
       Machinery -- 3.49%
         Actuant Corp., Class A.....................  49,200   2,904,276
         Applied Industrial Technologies, Inc.......  71,885   2,771,167
         Baldor Electric Co.#.......................  49,100   1,461,707
         Columbus Mckinnon Corp.+...................  17,922     471,348
         Crane Co...................................  18,645     749,156
         Cummins, Inc...............................  25,579   2,819,061
         Flow International Corp.+#.................  25,164     337,198

                                                              Value
                                                    Shares   (Note 3)

        ---------------------------------------------------------------
        Machinery (continued)
          Gardner Denver, Inc.+....................  26,200 $ 1,977,052
          Graco, Inc...............................  30,100   1,383,697
          IDEX Corp................................  11,800     570,530
          Insituform Technologies, Inc., Class A+#.  21,200     542,720
          JLG Industries, Inc......................  35,101     763,447
          Lindsay Manufacturing Co.#...............  49,300   1,087,065
          Tennant Co...............................   7,200     357,480
          Toro Co..................................  50,700   2,447,289
          Wabtec Corp..............................  19,900     695,903
                                                            -----------
                                                             21,339,096
                                                            -----------
        Medical - Biomedical/Gene -- 0.80%
          Alexion Pharmaceuticals, Inc.+#..........  12,300     399,873
          Cytogen Corp.+#..........................  10,900      36,297
          Cytokinetics, Inc.+......................   3,300      23,034
          Decode Genetics, Inc.+#..................  21,700     149,947
          Exelixis, Inc.+..........................  30,600     332,010
          ICOS Corp.+..............................  21,600     438,912
          Myogen, Inc.+#...........................  15,600     485,940
          Myriad Genetics, Inc.+#..................  52,600   1,373,386
          Natus Medical, Inc.+.....................   7,241      90,295
          Tercica, Inc.+#..........................  14,900      76,139
          Vertex Pharmaceuticals, Inc.+#...........  42,411   1,463,180
                                                            -----------
                                                              4,869,013
                                                            -----------
        Medical Technology -- 2.62%
          Albany Molecular Research, Inc.+......... 116,500   1,201,115
          AngioDynamics, Inc.+.....................  30,300     848,400
          Cantel Medical Corp.+#...................   2,248      31,045
          Cutera, Inc.+#...........................  29,985     494,453
          Digene Corp.+#...........................  22,743     850,133
          DJ Orthopedics, Inc.+....................  19,700     755,495
          Haemonetics Corp.+.......................  45,864   2,316,132
          HealthTronics Surgical Services, Inc.+...  13,038      96,220
          Hologic, Inc.+#..........................   7,082     279,668
          Idexx Laboratories, Inc.+................   1,325     101,270
          Incyte Genomics, Inc.+#..................  43,000     179,310
          Integra LifeSciences Corp.+#.............  43,800   1,683,672
          InterMune, Inc.+#........................  37,400     593,164
          Kyphon, Inc.+............................  38,700   1,536,003
          Martek Biosciences Corp.+#...............  21,500     545,025
          Nektar Therapeutics+#....................   1,900      37,981
          Northstar Neuroscience, Inc.+............   9,100     124,306
          Noven Pharmaceuticals, Inc.+#............  28,700     502,824
          Stereotaxis, Inc.+#......................   7,500      73,575
          SurModics, Inc.+#........................  17,282     672,443
          Telik, Inc.+#............................  52,700     842,146
          Thoratec Corp.+#.........................  37,100     525,707
          TriPath Imaging, Inc.+................... 104,300     745,745
          Visicu, Inc.+............................   1,200      22,248
          West Pharmaceutical Services, Inc........   1,511      51,404
          Wright Medical Group, Inc.+#.............  33,400     754,840
          Zoll Medical Corp.+......................   5,513     163,295
                                                            -----------
                                                             16,027,619
                                                            -----------
        Metals -- 3.98%
          AM Castle & Co...........................  30,300     839,310
          Chaparral Steel Co.+.....................   4,579     281,288
          Cleveland-Cliffs, Inc.#..................  21,697   1,597,333
          Commercial Metals Co.....................  52,000   1,279,720
          Gibraltar Industries, Inc................  16,250     452,563
          Harsco Corp..............................  26,700   2,163,234
          Material Sciences Corp.+.................  23,900     265,051
          Maverick Tube Corp.+.....................   2,160     104,112
          Meridian Gold, Inc.+#....................  48,300   1,509,375
          Metal Management, Inc.#..................  28,031     879,893
          Novamerican Steel, Inc.+.................   3,619     162,312
          Olympic Steel, Inc.#.....................  30,482   1,015,660

 114    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2006


                                                            Value
                                                  Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Metals (continued)
             Quanex Corp.........................  71,346 $ 2,805,325
             RBC Bearings, Inc.+.................  30,700     768,421
             Reliance Steel & Aluminum Co........  70,499   5,682,924
             Ryerson Tull, Inc.#.................  47,312   1,234,843
             Shiloh Industries, Inc.+............   9,673     189,881
             Steel Dynamics, Inc.#...............  44,188   2,566,881
             Steel Technologies, Inc.............  27,200     510,272
                                                          -----------
                                                           24,308,398
                                                          -----------
           Mining -- 0.06%
             Coeur d'Alene Mines Corp.+#.........  47,600     227,528
             Lihir Gold, Ltd.+(4)................  52,100     115,130
                                                          -----------
                                                              342,658
                                                          -----------
           Mobile Homes -- 0.01%
             Winnebago Industries, Inc.#.........   2,200      62,436
                                                          -----------
           Oil & Gas -- 8.30%
             Barrett Bill Corp.+#................  38,300   1,229,430
             Chesapeake Energy Corp.#............  23,400     320,112
             Cimarex Energy Co...................  30,340   1,230,590
             Dril-Quip, Inc.+....................  20,300   1,598,219
             Energen Corp........................  77,460   2,624,345
             FMC Technologies, Inc.+.............  50,300   3,357,022
             Forest Oil Corp.+#..................  46,100   1,504,704
             Frontier Oil Corp.#.................  87,701   4,911,256
             Giant Industries, Inc.+.............   6,966     440,251
             Grant Prideco, Inc.+................  59,600   2,863,184
             Grey Wolf, Inc.+#................... 313,262   2,396,454
             Hanover Compressor Co.+#............  44,700     803,259
             Harvest Natural Resources, Inc.+#... 182,510   2,520,463
             Helix Energy Solutions Group, Inc.+.  31,300   1,109,898
             Holly Corp..........................   7,900     659,097
             Hydril Co.+.........................   9,800     733,922
             Input/Output, Inc.+#................  38,000     367,080
             Key Energy Services, Inc.+..........   3,300      55,605
             Lone Star Technologies, Inc.+.......  36,518   1,771,123
             Mariner Energy, Inc.+...............  39,331     671,774
             McDermott International, Inc.+......  34,320   2,251,735
             Mitcham Industries, Inc.+#..........  25,323     373,261
             Noble Energy, Inc...................   6,000     260,760
             Parker Drilling Co.+#............... 141,124   1,041,495
             Penn Virginia Corp..................     707      48,005
             Pogo Producing Co...................  45,328   2,042,480
             Remington Oil & Gas Corp.+..........  25,000   1,058,500
             SEACOR Holdings, Inc.+#.............  40,721   3,318,762
             Seitel, Inc.+#...................... 219,630     876,324
             St. Mary Land & Exploration Co.#....  46,098   1,801,971
             Superior Well Services, Inc.+#......   1,300      41,314
             Swift Energy Co.+...................  44,884   1,802,541
             Tesoro Petroleum Corp.#.............  15,464   1,053,253
             UGI Corp............................  74,199   1,725,869
             Union Drilling, Inc.+...............  13,000     193,570
             W&T Offshore, Inc.#.................  26,102   1,001,534
             W-H Energy Services, Inc.+..........  12,200     687,348
                                                          -----------
                                                           50,746,510
                                                          -----------
           Paper/Forest Products -- 0.69%
             Buckeye Technologies, Inc.+#........  27,900     217,899
             Louisiana-Pacific Corp..............  82,203   1,994,245
             Smurfit-Stone Container Corp.+......   2,000      23,940
             Universal Forest Products, Inc.#....  29,818   1,959,937
                                                          -----------
                                                            4,196,021
                                                          -----------
           Pollution Control -- 0.24%
             Synagro Technologies, Inc.#.........  73,000     327,770
             Waste Connections, Inc.+............  29,400   1,130,430
                                                          -----------
                                                            1,458,200
                                                          -----------

                                                              Value
                                                     Shares  (Note 3)

         --------------------------------------------------------------
         Publishing -- 0.51%
           Consolidated Graphics, Inc.+#............ 30,493 $ 1,553,313
           John Wiley & Sons, Inc., Class A.........  1,553      54,091
           Journal Register Co...................... 46,000     460,000
           Scholastic Corp.+........................ 39,915   1,050,563
                                                            -----------
                                                              3,117,967
                                                            -----------
         Railroads & Equipment -- 0.13%
           Kansas City Southern+#................... 30,460     808,104
                                                            -----------
         Real Estate -- 0.03%
           Avatar Holdings, Inc.+#..................  3,500     197,225
                                                            -----------
         Real Estate Investment Trusts -- 3.84%
           Ashford Hospitality Trust, Inc........... 59,500     711,025
           CBL & Associates Properties, Inc......... 54,291   2,031,026
           CentraCore PropertiesTrust............... 13,000     314,860
           DiamondRock Hospitality Co............... 26,600     403,522
           EastGroup Properties, Inc................ 26,200   1,153,586
           Entertainment Properties Trust........... 22,100     907,205
           Equity Lifestyle Properties, Inc.........  7,600     327,940
           Essex Property Trust, Inc................  2,800     298,200
           FelCor Lodging Trust, Inc................ 79,700   1,658,557
           Getty Realty Corp.#...................... 29,900     769,925
           Glenborough Realty Trust, Inc.#.......... 14,600     290,686
           Highland Hospitality Corp................ 58,300     705,430
           Inland Real Estate Corp.#................ 85,100   1,205,016
           Innkeepers USA Trust..................... 80,065   1,242,609
           Lasalle Hotel Properties................. 42,600   1,769,178
           LTC Properties, Inc...................... 23,300     511,668
           Mission West Properties, Inc.#........... 15,235     163,319
           National Health Investors, Inc........... 41,500   1,110,540
           New Century Financial Corp...............  1,963      91,417
           NorthStar Realty Finance Corp.#.......... 40,560     448,594
           Omega Healthcare Investors, Inc.......... 37,800     466,074
           Parkway Properties, Inc.#................  9,700     381,695
           PS Business Parks, Inc................... 17,200     914,180
           Reckson Associates Realty Corp...........  8,400     322,896
           Saul Centers, Inc........................  3,494     124,631
           Spirit Finance Corp...................... 95,900   1,117,235
           Tanger Factory Outlet Centers, Inc.......  7,152     217,206
           Taubman Centers, Inc..................... 55,941   2,176,105
           Washington Real Estate Investment Trust#. 26,000     908,700
           Winston Hotels, Inc...................... 66,000     718,080
                                                            -----------
                                                             23,461,105
                                                            -----------
         Retail -- 3.31%
           AC Moore Arts & Crafts, Inc.+#...........  9,700     169,847
           Barnes & Noble, Inc...................... 52,354   1,998,876
           Big Lots, Inc.+.......................... 25,500     413,610
           Bon-Ton Stores, Inc.#.................... 29,462     778,386
           Building Materials Holding Corp.#........ 68,760   1,961,035
           Casey's General Stores, Inc.............. 73,200   1,638,948
           Conns, Inc.+#............................ 40,000   1,156,800
           Cost Plus, Inc.+#........................ 27,200     410,992
           Dollar Tree Stores, Inc.+................  6,039     159,611
           DSW, Inc.+#.............................. 15,600     468,000
           EZCORP, Inc.+............................  7,305     236,024
           Hibbett Sporting Goods, Inc.+............  1,500      38,790
           Longs Drug Stores Corp.#.................  3,669     168,921
           MarineMax, Inc.+#........................ 21,900     630,063
           Pacific Sunwear of California, Inc.+..... 71,000   1,558,450
           Pantry, Inc.+#........................... 70,765   4,090,217
           Petco Animal Supplies, Inc.+#............ 42,700     903,532
           Priceline.com, Inc.+#.................... 16,400     510,040
           Rush Enterprises, Inc.+.................. 42,100     733,382
           Select Comfort Corp.+#................... 52,200   1,710,072
           Zumiez, Inc.+#........................... 14,400     483,696
                                                            -----------
                                                             20,219,292
                                                            -----------

 May 31, 2006    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      115



                                                            Value
                                                  Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Retirement/Aged Care -- 0.51%
            Sunrise Senior Living, Inc.+#........  92,500 $ 3,097,825
                                                          -----------
          Savings & Loan -- 1.51%
            Bankunited Financial Corp............  19,200     595,584
            Downey Financial Corp.#..............  33,506   2,281,759
            First Financial Holdings, Inc........  10,600     329,342
            First Indiana Corp...................   1,301      34,112
            First Niagara Financial Group, Inc... 145,500   2,050,095
            FirstFed Financial Corp.+#...........   6,200     358,608
            Harbor Florida Bancshares, Inc.#.....  43,100   1,584,356
            NewAlliance Bancshares, Inc.#........  84,800   1,193,136
            TierOne Corp.........................  24,600     806,880
                                                          -----------
                                                            9,233,872
                                                          -----------
          Schools -- 0.32%
            Corinthian Colleges, Inc.+#.......... 110,800   1,530,148
            Education Management Corp.+..........  10,400     446,680
                                                          -----------
                                                            1,976,828
                                                          -----------
          Semiconductors -- 2.73%
            Amis Holdings, Inc.+.................  24,100     236,421
            Asyst Technologies, Inc.+............  82,800     569,664
            ATMI, Inc.+..........................   8,700     227,940
            Brooks Automation, Inc.+.............  36,700     443,336
            Cirrus Logic, Inc.+.................. 170,900   1,397,962
            Conexant Systems, Inc.+#............. 138,800     406,684
            Credence Systems Corp.+#.............  39,600     180,576
            Emulex Corp.+........................  29,100     515,652
            Entegris, Inc.+...................... 112,334   1,087,393
            Exar Corp.+#.........................  37,100     489,720
            Kopin Corp.+#........................ 133,600     595,856
            Lattice Semiconductor Corp.+.........  66,000     397,980
            Micrel, Inc.+........................ 135,500   1,525,730
            Microsemi Corp.+#....................   6,500     155,870
            MKS Instruments, Inc.+...............  72,442   1,581,409
            Omnivision Technologies, Inc.+#......  57,483   1,684,252
            ON Semiconductor Corp.+#............. 462,902   2,795,928
            Power Integrations, Inc.+............  23,100     407,022
            Semtech Corp.+....................... 100,200   1,677,348
            Zoran Corp.+.........................  13,847     342,713
                                                          -----------
                                                           16,719,456
                                                          -----------
          Telecommunications -- 2.16%
            Adtran, Inc..........................  32,100     809,562
            Arris Group, Inc.+................... 137,700   1,655,154
            Atheros Communications, Inc.+#.......   9,600     212,064
            Brightpoint, Inc.+...................  39,667     848,080
            Broadwing Corp.+#.................... 123,600   1,409,040
            CalAmp Corp.+........................  31,280     305,918
            CenturyTel, Inc......................  25,443     909,587
            Glenayre Technologies, Inc.+#........ 151,140     421,681
            Netgear, Inc.+.......................  58,750   1,375,338
            NTELOS Holdings Corp.+#..............  13,100     182,352
            Oplink Communications, Inc.+.........  45,200     853,828
            Premiere Global Services, Inc.+#.....  46,529     348,968
            RCN Corp.+#..........................  51,200   1,345,024
            SBA Communcations Corp.+.............   5,400     123,606
            Sirenza Microdevices, Inc.+#.........   4,857      55,467
            Talk America Holdings, Inc.+#........   5,234      40,825
            Tekelec+#............................   9,300     134,199
            Tessco Technologies, Inc.+...........  11,474     222,825
            Time Warner Telecom, Inc., Class A+#.  38,900     592,447
            UbiquiTel, Inc.+.....................  80,900     842,169


                                                                Value
                                                   Shares      (Note 3)

      Telecommunications (continued)
        Valor Communications Group, Inc.........       5,270 $     64,926
        West Corp.+.............................       8,800      426,976
                                                             ------------
                                                               13,180,036
                                                             ------------
      Textile - Products -- 0.22%
        Angelica Corp.#.........................      16,300      313,123
        Culp, Inc.+#............................       1,700        7,922
        G&K Services, Inc., Class A#............      27,000    1,042,740
                                                             ------------
                                                                1,363,785
                                                             ------------
      Therapeutics -- 0.94%
        Alexza Pharmaceuticals, Inc.+...........       6,800       55,488
        Amylin Pharmaceuticals, Inc.+#..........      17,500      795,375
        Anadys Pharmaceuticals, Inc.+#..........      15,400      158,158
        AtheroGenics, Inc.+#....................      24,800      329,592
        BioMarin Pharmaceutical, Inc.+..........      65,800      854,742
        CV Therapeutics, Inc.+#.................         200        3,332
        Inspire Phamaceuticals, Inc.+#..........      41,300      197,414
        Medarex, Inc.+#.........................      90,300      926,478
        Medicines Co.+#.........................      12,100      223,850
        Memory Pharmaceuticals Corp.+#..........      18,600       32,178
        Neurocrine Biosciences, Inc.+...........      13,500      266,085
        NPS Pharmaceuticals, Inc.+#.............      12,000       66,480
        Onyx Pharmaceuticals, Inc.+#............       7,000      139,930
        Theravance, Inc.+#......................       3,800       90,896
        Trimeris, Inc.+#........................      10,800      116,424
        United Therapeutics Corp.+..............      30,400    1,464,064
                                                             ------------
                                                                5,720,486
                                                             ------------
      Tobacco -- 0.36%
        Loews Corp. - Carolina Group#...........      47,694    2,214,909
                                                             ------------
      Utilities - Electric -- 1.35%
        Black Hills Corp.#......................      12,000      405,960
        CH Energy Group, Inc....................      20,000      921,000
        Cleco Corp..............................      80,372    1,785,062
        El Paso Electric Co.+...................      17,700      341,256
        Empire District Electric Co.#...........      16,700      364,060
        Headwaters, Inc.+.......................      20,800      570,960
        Pepco Holdings, Inc.....................       9,506      218,258
        Pike Electric Corp.+#...................      19,600      383,180
        Sierra Pacific Resources+...............     116,000    1,606,600
        UniSource Energy Corp.#.................      54,298    1,645,229
                                                             ------------
                                                                8,241,565
                                                             ------------
      Utilities - Gas, Distribution -- 0.31%
        Northwest Natural Gas Co................      14,400      502,272
        SEMCO Energy, Inc.+.....................      31,800      176,490
        Southwest Gas Corp......................      36,900    1,074,159
        Vectren Corp............................       4,960      131,589
                                                             ------------
                                                                1,884,510
                                                             ------------
      Water Services -- 0.14%
        Pico Holdings, Inc.+#...................      24,785      842,690
                                                             ------------
      Total Long-Term Investment Securities
         (Cost $522,237,285)....................              607,040,336
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 29.52%
      Collective Investment Pool -- 28.68%
        Securities Lending Quality Trust(2)..... 175,321,953  175,321,953
                                                             ------------
      Registered Investment Companies -- 0.50%
        T. Rowe Price Reserve Investment Fund...   3,073,820    3,073,820
                                                             ------------

 116    SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED      May 31, 2006


                                                          Principal       Value
                                                           Amount        (Note 3)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposit -- 0.34%
  Euro Time Deposit with State Street Bank & Trust Co.:
   1.70% due 06/01/06................................... $  902,000   $     902,000
   2.65% due 06/01/06...................................  1,137,000       1,137,000
                                                                      -------------
                                                                          2,039,000
                                                                      -------------
Total Short-term Investment Securities
   (Cost $180,434,773)..................................                180,434,773
                                                                      -------------
TOTAL INVESTMENTS
   (Cost $702,672,058)(3)...............................     128.81%    787,475,109
Liabilities in excess of other assets...................     (28.81)%  (176,118,831)
                                                         ----------   -------------
NET ASSETS --                                                100.00%  $ 611,356,278
                                                         ==========   =============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
(1)Security represents an investment in an affiliated company (see Note 3).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.
(4)Security was valued using fair value procedures at May 31, 2006 see Note 3 regarding fair value pricing procedures for foreign equity securities.
(5)Fair value security (see Note 3).
(6)Illiquid Security.

See Notes to Financial Statements

 May 31, 2006    SMALL CAP INDEX FUND - PORTFOLIO PROFILE (Unaudited)      117

Industry Allocation*

                   Collective Investment Pool........ 25.08%
                   Financial Services................  6.97%
                   Banks.............................  6.84%
                   Oil & Gas.........................  5.80%
                   Real Estate Investment Trusts.....  5.56%
                   Electronics/Electrical Equipment..  4.55%
                   Information Processing -- Services  4.22%
                   Commercial Services...............  4.12%
                   Retail............................  3.69%
                   Semiconductors....................  3.67%
                   Machinery.........................  3.45%
                   Telecommunications................  3.21%
                   Information Processing -- Software  3.16%
                   Leisure & Tourism.................  3.09%
                   Medical Technology................  2.74%
                   Metals............................  2.74%
                   Insurance.........................  2.18%
                   Apparel & Products................  2.07%
                   Healthcare........................  2.01%
                   Savings and Loan..................  1.81%
                   Chemical..........................  1.71%
                   Repurchase Agreement..............  1.61%
                   Drugs.............................  1.48%
                   Automotive........................  1.45%
                   Building Materials................  1.44%
                   Aerospace/Defense.................  1.31%
                   Utilities -- Electric.............  1.29%
                   Freight...........................  1.27%
                   Therapeutics......................  1.26%
                   Foods.............................  1.14%
                   Medical -- Biomedical/Gene........  1.09%
                   Information Processing -- Hardware  1.07%
                   Pollution Control.................  0.77%
                   Hospital Supplies.................  0.75%
                   Human Resources...................  0.69%
                   Paper/Forest Products.............  0.69%
                   Household Products................  0.65%
                   Utilities -- Gas, Distribution....  0.56%
                   Publishing........................  0.55%

              Broadcasting...............................   0.54%
              Appliances/Furnishings.....................   0.53%
              Schools....................................   0.53%
              Home Builders..............................   0.50%
              Airlines...................................   0.49%
              Advertising................................   0.41%
              Railroads & Equipment......................   0.40%
              Real Estate................................   0.40%
              Beverages..................................   0.30%
              Government Obligations.....................   0.25%
              Hospital Management........................   0.22%
              Multimedia.................................   0.21%
              Retirement/Aged Care.......................   0.21%
              Conglomerates..............................   0.19%
              Mining.....................................   0.19%
              Water Services.............................   0.19%
              Heavy Duty Trucks/Parts....................   0.18%
              Coal.......................................   0.16%
              Hardware & Tools...........................   0.15%
              Tobacco....................................   0.13%
              Fertilizers................................   0.12%
              Mobile Homes...............................   0.12%
              Utilities -- Gas, Pipeline.................   0.12%
              Textile -- Products........................   0.11%
              Funeral Services...........................   0.10%
              Manufacturing..............................   0.10%
              Information Processing -- Consumer Software   0.07%
              Information Processing -- Computer Services   0.05%
              Utilities -- Communication.................   0.05%
              Utilities -- Miscellaneous.................   0.04%
              Registered Investment Companies............   0.04%
              Consumer Service...........................   0.02%
              Electronic Instruments.....................   0.02%
              Gas & Pipeline Utilities...................   0.02%
              Investment Company.........................   0.02%
              Auto -- Replacement Parts..................   0.01%
                                                          ------
                                                          124.93%
                                                          ======

*  Calculated as a percentage of net assets

 118       SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS         May 31, 2006


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 93.41%
         Advertising -- 0.41%
           ADVO, Inc.#.............................. 22,549 $   601,382
           Catalina Marketing Corp.#................ 35,868   1,050,574
           FTD Group, Inc.+.........................  9,116     119,693
           Greenfield Online, Inc.+#................ 11,886      87,362
           Marchex, Inc., Class B+#................. 14,276     243,834
           Valassis Communications, Inc.+#.......... 36,030   1,044,510
           ValueVision Media, Inc., Class A+#....... 19,700     244,477
           Ventiv Health, Inc.+#.................... 20,592     608,287
                                                            -----------
                                                              4,000,119
                                                            -----------
         Aerospace/Defense -- 1.31%
           AAR Corp.+#.............................. 26,214     631,233
           ARGON ST, Inc.+#.........................  6,950     198,145
           Armor Holdings, Inc.+#................... 24,906   1,422,631
           BE Aerospace, Inc.+...................... 53,205   1,179,555
           Curtiss-Wright Corp.#.................... 31,174   1,053,681
           DRS Technologies, Inc.#.................. 27,553   1,467,473
           EDO Corp.#............................... 11,418     298,809
           Esterline Technologies Corp.+#........... 18,092     741,953
           Gencorp, Inc.+#.......................... 39,271     712,376
           Heico Corp.#............................. 15,529     475,964
           Herley Industries, Inc.+#................  9,319     176,315
           Innovative Solutions and Support, Inc.+#.  9,624     129,539
           K&F Industries Holdings, Inc.+........... 12,960     246,888
           Kaman Corp., Class A#.................... 16,776     312,034
           Moog, Inc., Class A+..................... 26,298     914,381
           MTC Technologies, Inc.+..................  7,256     201,136
           Orbital Sciences Corp., Class A+#........ 40,068     600,619
           Sequa Corp., Class A+#...................  4,547     367,170
           Teledyne Technologies, Inc.+............. 24,006     822,206
           Triumph Group, Inc.+#.................... 11,461     541,303
           United Industrial Corp.#.................  7,075     347,807
                                                            -----------
                                                             12,841,218
                                                            -----------
         Airlines -- 0.49%
           Airtran Holdings, Inc.+#................. 62,603     770,017
           Alaska Air Group, Inc.+.................. 24,126     934,641
           Continental Airlines, Inc., Class B+#.... 61,334   1,521,083
           ExpressJet Holdings, Inc.+#.............. 31,546     185,175
           Frontier Airlines Holdings, Inc+#........ 25,708     159,133
           MAIR Holdings, Inc.+#....................  8,768      50,504
           Mesa Air Group, Inc.+#................... 25,211     241,521
           SkyWest, Inc.#........................... 41,588     966,089
                                                            -----------
                                                              4,828,163
                                                            -----------
         Apparel & Products -- 2.07%
           Blair Corp...............................  2,781      99,115
           Brown Shoe Co., Inc...................... 19,755     694,981
           Buckle, Inc.#............................  5,559     230,254
           Cache, Inc.+.............................  8,891     155,326
           Carter's, Inc.+.......................... 13,260     774,914
           Casual Male Retail Group, Inc.+#......... 18,735     182,666
           Cato Corp., Class A#..................... 22,033     519,758
           Charlotte Russe Holding, Inc.+#.......... 10,773     228,711
           Charming Shoppes, Inc.+#................. 86,406     962,563
           Cherokee, Inc............................  5,062     191,293
           Children's Place Retail Stores, Inc.+#... 15,162     881,973
           Christopher & Banks Corp.#............... 25,806     695,214
           CROCS, Inc.+#............................  7,148     163,761
           Deckers Outdoor Corp.+...................  7,323     259,674
           dELiA*s, Inc.+#.......................... 13,235     131,688
           DHB Industries, Inc.+#(2)(3)............. 19,944      31,312
           Dress Barn, Inc.+#....................... 30,838     721,301
           Finish Line, Inc., Class A#.............. 30,353     388,518
           Genesco, Inc.+#.......................... 16,279     572,858
           Guess ?, Inc.+#.......................... 11,605     481,143
           Gymboree Corp.+#......................... 22,486     795,779
           Hartmarx Corp.+#......................... 18,602     138,957

                                                                Value
                                                       Shares  (Note 3)

      -------------------------------------------------------------------
      Apparel & Products (continued)
        Hot Topic, Inc.+#............................. 32,319 $   447,295
        K-Swiss, Inc., Class A........................ 17,986     474,471
        Kellwood Co.#................................. 18,495     576,859
        Kenneth Cole Productions, Inc., Class A#......  6,532     160,491
        Maidenform Brands, Inc.+#.....................  9,248     114,675
        Oakley, Inc.#................................. 17,538     289,377
        Oxford Industries, Inc.#...................... 10,073     406,143
        Payless ShoeSource, Inc.+#.................... 48,428   1,292,059
        Perry Ellis International, Inc.+#.............  6,834     165,109
        Phillips-Van Heusen Corp.#.................... 23,371     828,502
        Russell Corp.#................................ 23,740     433,255
        Shoe Carnival, Inc.+..........................  5,371     125,091
        Skechers U.S.A., Inc., Class A+#.............. 16,123     433,064
        Stage Stores, Inc.#........................... 19,791     644,197
        Stein Mart, Inc.#............................. 18,580     287,990
        Steven Madden, Ltd.+.......................... 14,821     473,976
        Stride Rite Corp.#............................ 26,113     328,763
        Talbots, Inc.#................................ 16,522     351,423
        Too, Inc.+#................................... 24,765   1,015,365
        Under Armour, Inc.+#..........................  8,294     296,096
        Volcom, Inc.+#................................  3,387     108,621
        Warnaco Group, Inc.+.......................... 33,346     599,895
        Wet Seal, Inc.+#.............................. 43,511     197,975
        Weyco Group, Inc..............................  4,170      85,110
        Wolverine World Wide, Inc.#................... 39,345     902,574
                                                              -----------
                                                               20,340,135
                                                              -----------
      Appliances/Furnishings -- 0.53%
        American Woodmark Corp.#......................  8,164     286,883
        Bassett Furniture Industries, Inc.#...........  7,468     126,881
        CompX International, Inc., Class A#...........  1,424      22,214
        Ethan Allen Interiors, Inc.#.................. 23,789     905,409
        Furniture Brands International, Inc.#......... 33,102     712,355
        Griffon Corp.+#............................... 21,018     570,429
        Haverty Furniture Cos., Inc.#................. 14,036     196,785
        Hooker Furniture Corp.........................  7,542     121,125
        Interface, Inc., Class A+..................... 32,929     378,025
        Kimball International, Inc., Class B.......... 16,067     241,005
        Knoll, Inc....................................  8,359     154,641
        La-Z-Boy Chair Co.#........................... 37,621     562,810
        Lancaster Colony Corp.#....................... 18,636     726,245
        Stanley Furniture Co., Inc.#..................  8,836     226,202
                                                              -----------
                                                                5,231,009
                                                              -----------
      Automotive -- 1.45%
        Accuride Corp.+#..............................  7,928      91,013
        Acuity Brands, Inc.#.......................... 31,824   1,269,778
        Aftermarket Technology Corp.+#................ 15,366     373,086
        America's Car Mart, Inc.+#....................  6,453     127,705
        American Axle & Manufacturing Holdings, Inc.#. 30,885     541,414
        AO Smith Corp.#............................... 12,115     532,454
        ArvinMeritor, Inc.#........................... 50,558     847,858
        Asbury Automotive Group, Inc.+#...............  9,333     194,686
        ASV, Inc.+#................................... 12,708     259,879
        Commercial Vehicle Group, Inc.+#.............. 10,462     214,889
        Cooper Tire & Rubber Co.#..................... 46,127     524,925
        CSK Auto Corp.+#.............................. 32,559     413,825
        Group 1 Automotive, Inc.#..................... 15,117     918,660
        Hayes Lemmerz International, Inc.+#........... 27,307      69,906
        Kaydon Corp.#................................. 20,311     847,578
        Keystone Automotive Industries, Inc.+......... 11,362     458,116
        Lithia Motors, Inc., Class A#................. 11,118     355,776
        Midas, Inc.+#................................. 11,538     239,644
        Modine Manufacturing Co.#..................... 25,090     589,615
        Monro Muffler Brake, Inc......................  7,565     273,323
        Noble International Ltd.#.....................  8,040     125,022
        Pep Boys-Manny, Moe & Jack#................... 39,866     540,184
        Sonic Automotive, Inc., Class A#.............. 21,193     507,149

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   119


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Automotive (continued)
           Standard Motor Products, Inc., Class A#.. 10,003 $    79,124
           Strattec Security Corp.+.................  2,728     115,940
           Superior Industries International, Inc.#. 15,989     294,038
           Tenneco Automotive, Inc.+#............... 31,445     749,649
           Thor Industries, Inc.#................... 24,933   1,198,779
           United Auto Group, Inc.#................. 19,269     811,996
           Visteon Corp.+........................... 92,797     688,554
                                                            -----------
                                                             14,254,565
                                                            -----------
         Auto - Replacement Parts -- 0.01%
           Valence Technology, Inc.+#............... 31,750      61,277
                                                            -----------
         Banks -- 6.84%
           1st Source Corp.#........................  8,453     241,164
           Alabama National Bancorp#................  9,818     662,911
           Amcore Financial, Inc.#.................. 15,270     460,391
           AmericanWest Bancorp#....................  8,109     189,102
           Ameris Bancorp#..........................  9,340     198,942
           Ames National Corp.#.....................  6,073     140,104
           Arrow Financial Corp.#...................  7,611     189,666
           BancFirst Corp...........................  5,661     253,330
           Bancorp, Inc.+...........................  7,457     171,213
           BancorpSouth, Inc.#...................... 56,452   1,468,881
           BancTrust Financial Group, Inc.#.........  6,758     146,513
           Bank of Granite Corp.#...................  9,519     182,003
           Bank of The Ozarks, Inc.#................  8,188     264,227
           BankFinancial Corp.#..................... 17,644     282,304
           Banner Corp..............................  7,558     278,890
           Boston Private Financial Holdings, Inc.#. 24,744     742,320
           Camden National Corp.#...................  5,509     215,237
           Capital City Bank Group, Inc.#...........  8,823     291,335
           Capital Corp. of the West#...............  6,697     221,872
           Capital Crossing Bank+#..................  3,803      86,328
           Capitol Bancorp, Ltd.#...................  9,499     389,079
           Cardinal Financial Corp.#................ 17,544     213,335
           Cascade Bancorp#......................... 12,144     343,068
           Cathay General Bancorp#.................. 32,798   1,177,120
           Centennial Bank Holdings, Inc.+#......... 44,081     480,483
           Center Financial Corp....................  8,041     187,597
           Central Pacific Financial Corp.#......... 21,890     787,383
           Chemical Financial Corp.#................ 18,167     530,658
           Citizens & Northern Corp.#...............  5,980     124,743
           Citizens Banking Corp.#.................. 31,135     829,436
           City Bank#...............................  5,614     257,795
           City Holding Co.#........................ 12,963     468,742
           CoBiz, Inc.#............................. 10,575     220,700
           Colony Bankcorp Corp.#...................  3,948      70,985
           Columbia Banking System, Inc.#........... 11,287     379,243
           Commercial Bankshares, Inc./FL#..........  3,379     118,873
           Community Bancorp.+#.....................  3,891     123,695
           Community Bank Systems, Inc.#............ 21,890     424,447
           Community Banks, Inc.#................... 16,311     420,008
           Community Trust Bancorp, Inc.#........... 10,725     364,972
           Corus Bankshares, Inc.#.................. 26,954     761,451
           CVB Financial Corp.#..................... 42,431     687,382
           Enterprise Financial Services Corp.#.....  5,584     144,291
           EuroBancshares, Inc.+#...................  6,659      65,724
           Farmers Capital Bank Corp.#..............  4,780     141,536
           Financial Institutions, Inc.#............  6,515     123,394
           First Bancorp North Carolina#............  8,209     172,471
           First Bancorp Puerto Rico#............... 49,362     524,718
           First Busey Corp., Class A#.............. 10,086     206,158
           First Charter Corp....................... 21,913     524,597
           First Citizens BancShares, Inc., Class A.  4,349     821,135
           First Commonwealth Financial Corp.#...... 50,422     660,528
           First Community Bancorp#................. 11,933     692,830
           First Community Bancshares, Inc.#........  7,267     231,817
           First Financial Bancorp#................. 23,120     375,238

                                                                  Value
                                                         Shares  (Note 3)

     ---------------------------------------------------------------------
     Banks (continued)
       First Financial Bankshares, Inc.#................ 13,264 $  463,577
       First Financial Corp.#...........................  9,730    297,641
       First Merchants Corp.#........................... 13,341    316,315
       First Midwest Bancorp, Inc.#..................... 35,530  1,249,235
       First Oak Brook Bancshares, Inc., Class A#.......  4,775    175,195
       First Regional Bancorp+..........................  1,746    149,021
       First Republic Bank.............................. 15,611    655,974
       First South Bancorp, Inc.#.......................  5,247    153,737
       First State Bancorp.............................. 12,671    295,995
       FNB Corp. (PA)#.................................. 40,565    654,313
       FNB Corp. (VA)#..................................  5,252    178,043
       Fremont General Corp.#........................... 46,815    947,067
       Frontier Financial Corp.#........................ 18,845    644,122
       GB&T Bancshares, Inc.#...........................  9,142    197,193
       Glacier Bancorp, Inc.#........................... 22,517    658,847
       Great Southern Bancorp, Inc.#....................  7,507    198,936
       Greater Bay Bancorp#............................. 36,899  1,099,959
       Greene County Bancshares, Inc....................  5,828    175,248
       Hancock Holding Co.#............................. 19,295  1,040,772
       Hanmi Financial Corp.#........................... 28,776    551,636
       Harleysville National Corp.#..................... 19,872    397,639
       Heartland Financial USA, Inc.#...................  7,646    192,297
       Heritage Commerce Corp...........................  8,558    205,820
       IBERIABANK Corp.#................................  6,911    420,811
       Independent Bank Corp.#.......................... 16,012    431,523
       Independent Bank Corp. (MA)...................... 11,103    353,409
       Integra Bank Corp.#.............................. 11,062    249,669
       Interchange Financial Services Corp.#............ 12,969    291,543
       Irwin Financial Corp.#........................... 13,129    270,457
       Lakeland Bancorp, Inc.#.......................... 13,182    184,153
       Lakeland Financial Corp.#........................  8,530    193,972
       Macatawa Bank Corp.#.............................  7,717    249,259
       Main Street Banks., Inc.......................... 11,290    310,249
       Mainsource Financial Group, Inc.#................  8,536    145,112
       MB Financial, Inc................................ 15,837    571,082
       MBT Financial Corp.#............................. 10,650    173,808
       Mercantile Bank Corp.............................  5,739    230,708
       Mid-State Bancshares............................. 16,518    436,736
       Midwest Banc Holdings, Inc.#.....................  9,579    213,516
       Nara Bancorp, Inc.#.............................. 14,520    281,688
       National Penn Bancshares, Inc.#.................. 33,666    641,001
       NBC Capital Corp.#...............................  4,999    100,480
       NBT Bancorp, Inc.#............................... 24,848    547,898
       NetBank, Inc.#................................... 33,344    210,401
       Northern Empire Bancshares+#.....................  6,043    138,324
       Old National Bancorp#............................ 49,270    944,999
       Old Second Bancorp, Inc..........................  9,733    293,158
       Omega Financial Corp.#...........................  9,097    291,013
       Oriental Financial Group, Inc.#.................. 15,283    189,815
       Pacific Capital Bancorp.......................... 33,048  1,136,190
       Park National Corp.#.............................  8,771    832,806
       Peapack Gladstone Financial Corp.#...............  5,985    145,675
       Pennsylvania Commerce Bancorp, Inc.+#............  3,175     87,535
       Peoples Bancorp, Inc.#...........................  6,753    192,325
       Pinnacle Financial Partners, Inc.+#..............  8,513    239,556
       Placer Sierra Bancshares#........................  4,838    116,257
       Preferred Bank#..................................  2,981    157,516
       Premierwest Bancorp#............................. 10,431    149,059
       PrivateBancorp, Inc.#............................ 11,941    526,359
       Prosperity Bancshares, Inc.#..................... 15,424    498,041
       Provident Bankshares Corp.#...................... 23,771    838,641
       R&G Financial Corp., Class B..................... 20,077    182,701
       Renasant Corp.#..................................  7,489    283,309
       Republic Bancorp, Inc.#.......................... 55,574    604,089
       Republic Bancorp, Inc., Class A..................  5,437    111,295
       Royal Bancshares of Pennsylvania, Inc., Class A#.  3,336     75,894
       S&T Bancorp, Inc.#............................... 19,171    654,498

 120 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                              Value
                                                     Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Banks (continued)
          Sandy Spring Bancorp, Inc................. 10,565 $   371,148
          Santander BanCorp#........................  3,834      89,409
          SCBT Financial Corp.#.....................  6,234     210,647
          Seacoast Banking Corp. of Florida#........  9,146     257,826
          Security Bank Corp.#......................  8,456     187,216
          Sierra Bancorp#...........................  3,905     101,881
          Signature Bank+#..........................  8,467     302,526
          Simmons First National Corp., Class A#.... 10,366     273,662
          Southside Bancshares, Inc.#...............  7,421     145,155
          Southwest Bancorp, Inc....................  9,811     235,562
          State Bancorp, Inc.#......................  7,086     114,510
          State National Bancshares, Inc.#..........  3,496     100,021
          Sterling Bancorp#......................... 13,892     256,307
          Sterling Bancshares, Inc.#................ 32,627     557,595
          Sterling Financial Corp. (PA)#............ 18,433     392,439
          Suffolk Bancorp#..........................  7,666     234,963
          Summit Bancshares, Inc.#..................  7,416     149,877
          Summit Financial Group, Inc.#.............  3,701      74,945
          Sun Bancorp, Inc. NJ+#....................  8,984     152,279
          Superior Bancorp+#........................ 10,182     116,788
          Susquehanna Bancshares, Inc.#............. 33,642     768,383
          SVB Financial Group+#..................... 25,592   1,234,046
          SY Bancorp, Inc.#.........................  9,108     235,351
          Taylor Capital Group, Inc.#...............  3,251     133,714
          Texas Capital Bancshares, Inc.+#.......... 16,108     369,679
          Texas Regional Bancshares, Inc., Class A#. 32,654   1,031,540
          Tompkins Trustco, Inc.#...................  5,027     205,906
          TriCo Bancshares#.........................  8,732     236,550
          TrustCo Bank Corp. NY#.................... 54,263     596,350
          Trustmark Corp............................ 34,101   1,023,371
          U.S.B. Holding Co., Inc.#.................  8,334     193,349
          UCBH Holdings, Inc.#...................... 65,981   1,166,544
          UMB Financial Corp.#...................... 22,524     725,723
          Umpqua Holdings Corp.#.................... 32,056     844,355
          Union Bankshares Corp.#...................  6,314     249,214
          United Bankshares, Inc#................... 26,985     951,761
          United Community Banks, Inc.#............. 22,783     678,250
          United Security Bancshares/AL#............  4,167     120,426
          Univest Corp.#............................  8,280     217,184
          Vineyard National Bancorp Co.#............  5,628     144,527
          Virginia Commerce Bancorp+#...............  9,880     254,311
          Virginia Financial Group, Inc.#...........  5,166     202,301
          W Holding Co., Inc.#...................... 78,785     587,736
          Washington Trust Bancorp, Inc.#...........  8,546     221,854
          WesBanco, Inc.#........................... 16,375     492,233
          West Bancorp.#............................ 12,045     202,476
          West Coast Bancorp.#...................... 10,674     290,226
          Westamerica Bancorp.#..................... 23,650   1,147,971
          Western Alliance Bankcorp+#...............  2,786      99,377
          Western Sierra Bancorp....................  4,793     202,984
          Wilshire Bancorp, Inc.#................... 11,126     196,819
          Wintrust Financial Corp.#................. 16,926     868,812
          Yardville National Bancorp.#..............  6,167     227,007
                                                            -----------
                                                             67,272,563
                                                            -----------
        Beverages -- 0.30%
          Boston Beer Co., Inc., Class A+#..........  6,966     188,291
          Coca-Cola Bottling Co. Cons.#.............  3,354     163,843
          Farmer Brothers Co.#......................  4,857      98,451
          Green Mountain Coffee, Inc.+..............  3,184     125,704
          Hansen Natural Corp.+#.................... 10,761   1,989,386
          National Beverage Corp.+#.................  5,440      70,829
          Peet's Coffee & Tea, Inc.+#...............  9,842     285,320
                                                            -----------
                                                              2,921,824
                                                            -----------
        Broadcasting -- 0.54%
          4Kids Entertainment, Inc.+#...............  9,612     159,655
          Beasley Broadcast Group, Inc., Class A#...  5,365      39,004

                                                                 Value
                                                       Shares   (Note 3)

      --------------------------------------------------------------------
      Broadcasting (continued)
        Charter Communications, Inc., Class A+#....... 285,074 $   299,328
        Citadel Broadcasting Corp.#...................  29,004     275,828
        Cox Radio, Inc., Class A+#....................  27,692     389,626
        Crown Media Holdings, Inc., Class A+#.........  10,553      45,061
        Cumulus Media, Inc., Class A+#................  35,653     412,862
        Emmis Communications Corp., Class A+#.........  23,060     370,344
        Entercom Communications Corp..................  23,596     629,069
        Fisher Communications, Inc.+#.................   4,769     208,739
        Gray Television, Inc..........................  31,183     206,431
        Lin TV Corp., Class A+#.......................  19,564     172,163
        Lodgenet Entertainment Corp.+.................  11,673     220,736
        Mediacom Communications Corp., Class A+.......  44,485     282,480
        Outdoor Channel Holdings, Inc.+#..............   5,447      66,181
        Radio One, Inc., Class D+#....................  56,304     412,708
        Regent Communications, Inc.+#.................  25,540     106,502
        Saga Communications, Inc., Class A+#..........  12,352     124,632
        Salem Communications Corp., Class A+#.........   8,575     124,080
        Sinclair Broadcast Group, Inc., Class A#......  31,718     269,920
        Spanish Broadcasting System, Inc., Class A+#..  27,797     151,772
        World Wrestling Entertainment, Inc., Class A#.  14,694     262,288
        WorldSpace, Inc., Class A+#...................   8,563      40,589
                                                               -----------
                                                                 5,269,998
                                                               -----------
      Building Materials -- 1.44%
        Ameron International Corp.#...................   6,108     349,866
        Apogee Enterprises, Inc.#.....................  20,049     300,735
        Barnes Group, Inc.............................  12,570     519,015
        Beacon Roofing Supply, Inc.+#.................  13,003     490,213
        Builders FirstSource, Inc.+#..................   8,832     183,352
        Comfort Systems USA, Inc.#....................  28,439     369,707
        Drew Industries, Inc.+........................  10,938     346,735
        Eagle Materials, Inc.#........................  36,273   1,767,583
        Elkcorp#......................................  14,541     418,054
        Genlyte Group, Inc.+..........................  17,291   1,206,566
        Huttig Building Products, Inc.+#..............  10,134      64,959
        Infrasource Services, Inc.+#..................   9,307     171,249
        Interline Brands, Inc.+#......................   9,006     219,206
        Lennox International, Inc.#...................  41,049   1,168,255
        LSI Industries, Inc...........................  14,274     209,828
        Matthews International Corp., Class A#........  23,042     800,940
        Mestek, Inc.+#................................   2,145      30,995
        NCI Building Systems, Inc.+#..................  15,004     909,843
        Perini Corp.+#(1).............................  13,913     341,703
        Shaw Group, Inc.+#............................  55,950   1,490,508
        Simpson Manufacturing Co., Inc.#..............  26,166     907,699
        Texas Industries, Inc.........................  16,356     800,953
        Trex Co., Inc.+#..............................   8,309     225,589
        Watsco, Inc.#.................................  15,473     866,643
                                                               -----------
                                                                14,160,196
                                                               -----------
      Chemical -- 1.71%
        A. Schulman, Inc.#............................  22,111     533,981
        American Vanguard Corp.#......................  10,817     204,766
        Arch Chemicals, Inc.#.........................  17,044     592,279
        Balchem Corp.#................................   8,327     172,369
        Cabot Microelectronics Corp.+#................  17,809     512,187
        CF Industries Holdings, Inc...................  29,748     508,096
        Ferro Corp.#..................................  30,219     531,854
        Georgia Gulf Corp.#...........................  24,599     792,826
        H.B. Fuller Co................................  20,769   1,002,104
        Hercules, Inc.+...............................  81,456   1,260,124
        Hexcel Corp.+#................................  57,351   1,180,284
        Innospec, Inc.#...............................   8,990     217,109
        Kronos Worldwide, Inc.#.......................   2,541      74,451
        MacDermid, Inc.#..............................  21,861     680,314
        Minerals Technologies, Inc.#..................  14,794     863,082
        Newmarket Corp................................  12,270     593,868
        NL Industries, Inc.#..........................   5,672      67,554

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   121


                                                                 Value
                                                       Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Chemical (continued)
        Olin Corp.#...................................  51,327 $   909,001
        OM Group, Inc.+...............................  20,539     650,676
        Pioneer Cos., Inc.+...........................   8,138     225,992
        PolyOne Corp.+#...............................  66,234     625,911
        Rockwood Holdigns, Inc.+#.....................  14,738     348,406
        Sensient Technologies Corp.#..................  34,069     687,512
        Spartech Corp.................................  23,227     533,292
        Stepan Co.....................................   3,801     116,691
        Symyx Technologies, Inc.+.....................  23,516     627,877
        Tronox, Inc., Class B#........................  29,113     376,431
        UAP Holding Corp..............................  24,120     569,232
        W.R. Grace & Co.+#............................  48,249     685,136
        WD-40 Co.#....................................  12,023     391,108
        Westlake Chemical Corp.#......................   9,702     302,896
                                                               -----------
                                                                16,837,409
                                                               -----------
      Coal -- 0.16%
        Alpha Natural Resources, Inc. LLC+#...........  21,265     458,474
        Foundation Coal Holdings, Inc.#...............  17,121     776,095
        James River Coal Co.+#........................   9,451     299,880
                                                               -----------
                                                                 1,534,449
                                                               -----------
      Commercial Services -- 4.12%
        1-800 Contacts, Inc.+#........................   6,170      90,637
        1-800-FLOWERS.COM, Inc., Class A+#............  18,295     115,441
        ABM Industries, Inc.#.........................  28,474     494,024
        ACE Cash Express, Inc.+#......................   8,196     218,096
        Administaff, Inc.#............................  14,917     573,260
        Advance America Cash Advance Centers, Inc.#...  49,224     745,744
        Advisory Board Co.+#..........................  13,844     715,735
        Arbitron, Inc.#...............................  22,657     903,108
        BearingPoint, Inc.+#.......................... 132,318   1,062,514
        Blount International, Inc.+...................  21,499     275,617
        BlueLinx Holdings, Inc.#......................   7,009      94,481
        Central European Distribution Corp.+#.........  13,993     448,056
        Central Parking Corp.#........................  12,599     180,292
        Cenveo, Inc.+#................................  38,113     722,241
        Ceradyne, Inc.+#..............................  19,080     833,224
        Chemed Corp.#.................................  18,241     982,278
        Clark, Inc.#..................................  11,664     153,965
        Coinmach Service Corp.#.......................  18,969     188,742
        Corrections Corp. of America+.................  28,240   1,444,476
        CoStar Group, Inc.+#..........................  11,728     625,689
        CRA International, Inc.+#.....................   8,003     355,333
        DiamondCluster International, Inc., Class A+#.  20,010     190,895
        Dycom Industries, Inc.+#......................  28,954     623,669
        Electro Rent Corp.+#..........................  12,943     213,560
        Escala Group, Inc.+#..........................   4,336      31,349
        Euronet Worldwide, Inc.+#.....................  22,405     784,847
        Exponent, Inc.+#..............................   5,753     172,590
        First Advantage Corp., Class A+#..............   5,738     134,441
        Flanders Corp.+#..............................   9,467      96,090
        Freightcar America, Inc.#.....................   6,038     364,454
        FTI Consulting, Inc.+#........................  28,146     742,773
        Geo Group, Inc.+#.............................   6,897     257,258
        Global Cash Access, Inc.+.....................  11,611     180,087
        Greif Brothers Corp., Class A#................  11,119     704,945
        H&E Equipment Services, Inc.+#................   9,060     269,535
        Healthcare Services Group, Inc.#..............  17,965     364,869
        Healthspring, Inc.+...........................  13,551     226,844
        Heartland Payment Systems, Inc.+#.............   5,911     157,114
        Huron Consulting Group, Inc.+.................   4,807     147,238
        Landauer, Inc.#...............................   6,462     301,129
        LECG Corp.+#..................................  10,618     185,815
        Liquidity Services, Inc.+.....................   5,597     107,742
        LKQ Corp.+#...................................  25,261     493,853
        Maritrans, Inc.#..............................   8,324     214,676
        Maximus, Inc..................................  13,815     439,179

                                                               Value
                                                      Shares  (Note 3)

        ----------------------------------------------------------------
        Commercial Services (continued)
          McGrath Rent Corp.#........................ 14,839 $   393,975
          Mobile Mini, Inc.+#........................ 25,413     796,698
          Moneygram International, Inc............... 62,280   2,178,554
          Morningstar, Inc.+#........................  6,132     258,709
          Navigant Consulting, Inc.+#................ 35,337     714,161
          Odyssey Marine Exploration, Inc.+#......... 28,290      68,179
          Pacer International, Inc................... 26,936     794,881
          Parexel International Corp.+#.............. 18,822     540,191
          PHH Corp.+#................................ 37,910     968,980
          Plexus Corp.+#............................. 31,268   1,229,770
          PRA International, Inc.+#..................  8,101     203,092
          Pre-Paid Legal Services, Inc.#.............  7,047     246,222
          PRG-Shultz International, Inc.+#........... 29,835      14,321
          Providence Service Corp.+#.................  6,809     212,373
          Quanta Services, Inc.+#.................... 84,141   1,400,948
          Raven Industries, Inc.#.................... 11,272     355,857
          Rent-Way, Inc.+#........................... 18,930     136,485
          Rollins, Inc.#............................. 20,745     408,676
          Senomyx, Inc.+#............................ 17,376     277,495
          SFBC International, Inc.+#................. 13,181     204,965
          Silgan Holdings, Inc.#..................... 16,060     600,483
          Sotheby's Holdings, Inc., Class A+#........ 26,307     703,712
          Source Interlink Cos., Inc.+#.............. 23,800     269,892
          Sourcecorp, Inc.+.......................... 11,298     281,094
          Stamps.com, Inc.+#......................... 11,684     350,403
          Startek, Inc.#.............................  8,070     121,696
          Stewart Information Services Corp.#........ 12,314     468,055
          TAL International Group, Inc.+#............  8,299     192,620
          TeleTech Holdings, Inc.+#.................. 23,999     288,948
          TNS, Inc.+#................................  7,699     158,599
          Traffic.com, Inc.+#........................  4,952      24,364
          United Rentals, Inc.+#..................... 48,558   1,582,020
          URS Corp.+#................................ 31,174   1,321,466
          Vertrue, Inc.+#............................  5,491     213,874
          Viad Corp.#................................ 16,059     492,851
          Volt Information Sciences, Inc.+#..........  5,802     173,364
          Washington Group International, Inc.#...... 20,906   1,126,624
          Watson Wyatt & Co. Holdings, Class A#...... 30,321   1,086,705
          Wireless Facilities, Inc.+#................ 40,520     150,734
          Wright Express Corp.+...................... 28,980     853,171
                                                             -----------
                                                              40,493,112
                                                             -----------
        Conglomerates -- 0.19%
          Trinity Industries, Inc.#.................. 29,630   1,847,134
                                                             -----------
        Consumer Service -- 0.02%
          COMSYS IT Partners, Inc.+#................. 10,972     150,426
                                                             -----------
        Drugs -- 1.48%
          Acadia Pharmaceuticals, Inc.+#............. 11,771     121,948
          Adams Respiratory Therapeutics, Inc.+#.....  6,126     283,511
          Adolor Corp.+#............................. 31,794     743,026
          Alkermes, Inc.+#........................... 65,143   1,291,134
          Alpharma, Inc., Class A#................... 28,577     669,273
          Antigenics, Inc.+#......................... 20,800      49,504
          Array Biopharma, Inc.+#.................... 22,691     167,006
          AVANIR Pharmaceuticals+#................... 22,049     215,860
          Bentley Pharmaceuticals, Inc.+#............ 13,162     155,180
          BioScrip, Inc.+#........................... 26,638     147,841
          Caraco Pharmaceutical Laboratories, Ltd.+#.  6,938      74,445
          CNS, Inc.#................................. 10,208     232,844
          Cubist Pharmaceuticals, Inc.+#............. 38,389     908,668
          Dendreon Corp.+#........................... 50,016     220,070
          Durect Corp., Inc.+#....................... 30,367     142,725
          DUSA Pharmaceuticals, Inc.+#............... 12,203      72,242
          First Horizon Pharmaceutical Corp.+#....... 19,917     420,448
          Hi-Tech Pharmacal Co., Inc.+...............  5,554     110,080
          I-Flow Corp.+#............................. 14,379     183,045
          Idenix Pharmaceuticals, Inc.+#............. 10,390      93,822

 122 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                                Value
                                                       Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Drugs (continued)
        ImmunoGen, Inc.+#............................. 29,574 $   107,945
        Isis Pharmaceuticals, Inc.+#.................. 52,069     407,180
        K-V Pharmaceutical Co., Class A+#............. 25,892     525,090
        Mannatech, Inc.#.............................. 11,368     159,038
        Medicis Pharmaceutical Corp.#................. 39,133   1,166,946
        Nastech Pharmaceutical, Inc.+#................ 14,865     207,961
        NBTY, Inc.+................................... 40,117   1,051,868
        NeoPharm, Inc.+#.............................. 14,617      82,294
        Neurogen Corp.+#.............................. 16,386      89,631
        New River Pharmaceuticals, Inc.+#.............  8,746     258,007
        OSI Pharmaceuticals, Inc.+....................  1,002          36
        Pain Therapeutics, Inc.+#..................... 20,141     171,199
        Par Pharmaceutical Cos., Inc.+#............... 24,658     565,901
        Penwest Pharmaceuticals Co.+#................. 15,669     303,038
        Perrigo Co.#.................................. 60,566   1,018,720
        Pharmion Corp.+#.............................. 17,695     346,999
        Rigel Pharmaceuticals, Inc.+#................. 17,897     175,928
        Salix Pharmaceuticals, Ltd.+#................. 32,588     393,663
        Somaxon Pharmaceuticals, Inc.+#...............  3,601      52,178
        Star Scientific, Inc.+#....................... 27,485      74,759
        SuperGen, Inc.+#.............................. 36,907     155,009
        Tanox, Inc.+#................................. 17,647     252,176
        USANA Health Sciences, Inc.+#.................  7,425     279,254
        Xenoport, Inc.+#..............................  3,601      79,798
        Zymogenetics, Inc.+#.......................... 21,939     378,448
                                                              -----------
                                                               14,605,738
                                                              -----------
      Electronic Instruments -- 0.02%
        LoJack Corp.+#................................ 13,083     230,915
                                                              -----------
      Electronics/Electrical Equipment -- 4.55%
        Advanced Energy Industries, Inc.+#............ 20,050     282,705
        American Science & Engineering, Inc.+#........  5,898     338,958
        American Superconductor Corp.+#............... 23,036     215,847
        Analogic Corp.#...............................  9,885     564,730
        Avista Corp.#................................. 34,978     778,260
        Badger Meter, Inc.#...........................  4,050     223,560
        Bel Fuse, Inc., Class B.......................  8,277     259,732
        Belden CDT, Inc.#............................. 31,252     994,751
        Benchmark Electronics, Inc.+#................. 45,086   1,091,532
        C&D Technologies, Inc.#....................... 18,278     120,635
        C-COR.net Corp.+#............................. 34,422     236,135
        Checkpoint Systems, Inc.+..................... 27,288     616,436
        China Energy Savings Technology, Inc.+#(2)(3).    995       6,786
        Cogent, Inc.+#................................ 17,255     267,798
        Coherent, Inc.+#.............................. 22,204     731,178
        Color Kinetics, Inc.+#........................  9,411     144,177
        Commscope, Inc.+#............................. 41,411   1,210,444
        CTS Corp.#.................................... 26,507     359,965
        Cubic Corp.#.................................. 11,215     210,281
        Cymer, Inc.+.................................. 26,162   1,213,655
        Daktronics, Inc.#............................. 10,814     515,071
        Dionex Corp.+#................................ 14,634     788,187
        Directed Electronics, Inc.+#..................  6,752      93,178
        DSP Group, Inc.+#............................. 21,725     571,150
        Electro Scientific Industries, Inc.+#......... 20,593     409,595
        Emcor Group, Inc.+#........................... 22,144   1,064,905
        Encore Wire Corp.+#........................... 11,531     440,369
        Energy Conversion Devices, Inc.+#............. 18,985     754,654
        EnerSys+#..................................... 33,176     466,123
        ESCO Technologies, Inc.+#..................... 18,329     940,278
        Excel Technology, Inc.+.......................  8,693     259,225
        Fargo Electronics, Inc.+#.....................  9,113     226,276
        Faro Technologies, Inc.+#.....................  8,170     122,795
        FEI Co.+#..................................... 17,224     403,042
        FuelCell Energy, Inc.+#....................... 34,750     363,485
        General Cable Corp.+#......................... 36,223   1,168,554

                                                                  Value
                                                        Shares   (Note 3)

     ----------------------------------------------------------------------
     Electronics/Electrical Equipment (continued)
       Global Imaging Systems, Inc.+#..................  16,926 $   693,120
       Graftech International, Ltd.+#..................  70,384     434,269
       Greatbatch, Inc.+...............................  15,563     353,124
       Harmonic, Inc.+#................................  52,716     237,222
       Hypercom Corp.+.................................  37,928     410,381
       Identix, Inc.+#.................................  64,127     378,349
       InterDigital Communications Corp.+#.............  38,542   1,092,666
       Intermagnetics General Corp.+#..................  30,354     706,338
       International DisplayWorks, Inc.+#..............  32,072     164,209
       Ionatron, Inc.+#................................  17,407     115,931
       ITC Holdings Corp.#.............................   9,247     239,590
       Itron, Inc.+#...................................  17,872   1,068,746
       Keithley Instruments, Inc.#.....................   9,215     117,491
       Kemet Corp.+#...................................  62,377     596,324
       LaBarge, Inc.+#.................................   7,266      96,274
       Lecroy Corp.+#..................................   8,899     121,916
       Littelfuse, Inc.+#..............................  17,001     595,545
       Magma Design Automation, Inc.+#.................  25,322     177,001
       Measurement Specialties, Inc.+#.................   8,521     232,879
       Medis Technologies, Ltd.+#......................  10,711     259,635
       Methode Electronics, Inc., Class A#.............  26,230     250,234
       Metrologic Instruments, Inc.+#..................   8,511     127,920
       Microtune, Inc.+#...............................  37,500     240,000
       MIPS Technologies, Inc., Class A+#..............  30,607     176,602
       Molecular Devices Corp.+#.......................  12,204     350,743
       Multi-Fineline Electronix, Inc.+#...............   5,794     192,766
       Netlogic Microsystems, Inc.+#...................   7,553     246,681
       Newport Corp.+#.................................  26,577     435,863
       Optical Communication Products, Inc., Class A+#.  10,830      22,201
       OSI Systems, Inc.+#.............................  10,846     215,944
       Park Electrochemical Corp.#.....................  14,408     457,742
       Paxar Corp.+#...................................  25,306     538,259
       Photon Dynamics, Inc.+#.........................  12,198     194,558
       Pixelworks, Inc.+#..............................  33,532      94,225
       PMC-Sierra, Inc.+............................... 130,079   1,253,962
       Polycom, Inc.+..................................  62,719   1,354,103
       Powell Industries, Inc.+........................   4,873     109,886
       Power-One, Inc.+#...............................  53,782     330,221
       Rofin-Sinar Technologies, Inc.+.................  10,884     593,831
       Rogers Corp.+#..................................  11,853     675,147
       ScanSource, Inc.+#..............................   9,133     537,751
       Silicon Image, Inc.+#...........................  57,007     542,707
       Silicon Laboratories, Inc.+#....................  30,819   1,202,249
       Sonic Solutions+#...............................  17,508     267,172
       Spatialigh, Inc.+#..............................  22,546      68,991
       Standard Microsystems Corp.+#...................  15,034     342,625
       Standex International Corp.#....................   8,909     261,479
       Sunpower Corp.+#................................   5,668     172,250
       Superior Essex, Inc.+...........................  12,345     418,989
       Sypris Solutions, Inc...........................   6,431      54,792
       Taser International, Inc.+#.....................  44,067     410,704
       Technitrol, Inc.................................  29,184     665,979
       TRM Corp.+#.....................................   9,369      66,707
       TTM Technologies, Inc.+#........................  29,753     434,691
       Ultralife Batteries, Inc.+#.....................  10,395     105,925
       Universal Display Corp.+#.......................  17,961     262,590
       Universal Electronics, Inc.+....................   9,769     173,790
       Varian, Inc.+#..................................  23,112   1,017,159
       Vicor Corp.#....................................  13,827     246,121
       Viisage Technology, Inc.+#......................  10,537     141,196
       Watts Water Technologies, Inc., Class A#........  18,035     618,240
       Wesco International, Inc.+#.....................  23,136   1,520,961
       Woodward Governor Co.#..........................  21,284     673,851
       X-Rite, Inc.#...................................  15,250     178,120
                                                                -----------
                                                                 44,791,389
                                                                -----------

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   123


                                                              Value
                                                     Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Fertilizers -- 0.12%
          Delta & Pine Land Co.#.................... 25,726 $   728,560
          Terra Industries, Inc.+#.................. 67,016     500,610
                                                            -----------
                                                              1,229,170
                                                            -----------
        Financial Services -- 2.39%
          Accredited Home Lenders Holding Co.+#..... 12,690     659,119
          Advanta Corp., Class B#................... 13,696     501,274
          Apollo Investment Corp.#.................. 44,921     855,296
          Ares Capital Corp......................... 27,338     474,861
          Asset Acceptance Capital Corp.+#..........  6,443     111,464
          Asta Funding, Inc.#.......................  7,454     272,518
          Bankrate, Inc.+#..........................  6,837     311,425
          BKF Capital Group, Inc.#..................  5,305      37,506
          Calamos Asset Management, Inc., Class A#.. 16,587     527,301
          Capital Southwest Corp.#..................  1,991     197,089
          CBIZ, Inc,+#.............................. 43,856     361,812
          Charter Municipal Mtg. Acceptance Co.#.... 29,091     523,347
          Chittenden Corp.#......................... 33,463     905,174
          Cohen & Steers, Inc.#.....................  6,048     148,660
          Coinstar, Inc.+#.......................... 20,032     470,351
          CompuCredit Corp.+#....................... 16,124     616,904
          Delta Financial Corp.#....................  7,791      73,235
          Doral Financial Corp.#.................... 62,107     468,287
          Encore Capital Group, Inc.+#.............. 10,594      97,041
          eSpeed, Inc., Class A+#................... 15,097     117,002
          Federal Agricultural Mtg. Corp., Class C#.  7,905     198,020
          Financial Federal Corp.................... 18,844     527,067
          GAMCO Investors, Inc.#....................  5,148     182,291
          GFI Group, Inc.+#.........................  4,226     229,725
          Gladstone Investment Corp.#............... 11,942     168,860
          Greenhill & Co., Inc.#....................  8,192     486,605
          Harris & Harris Group, Inc.+#............. 14,968     164,349
          IntercontinentalExchange, Inc.+#.......... 13,600     757,520
          International Securities Exchange, Inc.#..  8,145     332,805
          Investment Technology Group, Inc.+........ 28,589   1,352,260
          Jackson Hewitt Tax Service, Inc.#......... 25,412     830,972
          Knight Capital Group, Inc.+#.............. 77,449   1,194,264
          LaBranche & Co., Inc.+.................... 38,910     503,495
          MarketAxess Holdings, Inc.+#.............. 17,479     191,395
          Marlin Business Services, Inc.+#..........  4,642      98,132
          MCG Capital Corp.#........................ 38,165     600,335
          Nasdaq Stock Market, Inc.+#............... 36,666   1,116,113
          National Financial Partners Corp.#........ 26,883   1,205,703
          NCO Group, Inc.+#......................... 23,141     608,840
          Ocwen Financial Corp.+#................... 24,798     281,209
          optionsXpress Holdings, Inc.#............. 14,869     428,376
          Piper Jaffray Cos.+#...................... 14,811     937,388
          Portfolio Recovery Associates, Inc.+#..... 11,236     553,598
          QC Holdings, Inc.+#.......................  5,329      74,926
          Resource America, Inc..................... 11,469     212,177
          Sanders Morris Haris Group, Inc...........  9,151     141,383
          Stifel Financial Corp.+#..................  7,226     268,229
          SWS Group, Inc.#.......................... 11,076     257,295
          Thomas Weisel Partners Group, Inc.+#......  4,325      95,020
          United PanAm Financial Corp.+.............  3,595     101,235
          Waddell & Reed Financial, Inc., Class A#.. 54,899   1,223,150
          World Acceptance Corp.+#.................. 13,697     440,632
                                                            -----------
                                                             23,493,035
                                                            -----------
        Foods -- 1.14%
          Alico, Inc.#..............................  2,748     151,140
          American Italian Pasta Co., Class A+#..... 13,294      97,445
          Andersons, Inc.#..........................  4,792     494,918
          Arden Group, Inc..........................    958      93,539
          Chipotle Mexican Grill, Inc.+#............  5,670     327,556
          Chiquita Brands International, Inc.#...... 30,075     430,373
          Corn Products International, Inc.#........ 54,221   1,446,616
          Diamond Foods, Inc.#......................  4,588      65,975

                                                             Value
                                                    Shares  (Note 3)

          ------------------------------------------------------------
          Foods (continued)
            Flowers Foods, Inc.#................... 36,154 $ 1,050,997
            Gold Kist, Inc.+#...................... 37,142     556,759
            Hain Celestial Group, Inc.+#........... 21,064     540,713
            J&J Snack Foods Corp.#.................  9,030     292,121
            John B. Sanfilippo & Son, Inc.+#.......  5,683      78,482
            Lance, Inc.#........................... 21,511     512,392
            M & F Worldwide Corp.+#................  7,754     122,513
            Maui Land & Pineapple Co., Inc.+#......  2,456      89,767
            Performance Food Group Co.+#........... 24,719     805,592
            Premium Standard Farms, Inc.#..........  7,090     117,765
            Ralcorp Holdings, Inc.+#............... 21,378     893,814
            Sanderson Farms, Inc.#................. 12,904     395,121
            Seaboard Corp.#........................    255     334,560
            Spartan Stores, Inc.#.................. 14,996     198,697
            Tejon Ranch Co.+#......................  6,268     261,250
            Tootsie Roll Industries, Inc.#......... 18,557     562,834
            United Natural Foods, Inc.+#........... 29,469     975,424
            Wild Oats Markets, Inc.+#.............. 20,611     328,745
                                                           -----------
                                                            11,225,108
                                                           -----------
          Freight -- 1.27%
            ABX Air, Inc.+......................... 42,022     283,228
            Amerco, Inc.+#.........................  7,398     654,057
            Arkansas Best Corp.#................... 18,283     753,442
            Bristow Group, Inc.+#.................. 16,814     605,472
            Covenant Transport, Inc., Class A+#....  6,084      79,700
            Dynamex, Inc.+#........................  8,355     165,011
            EGL, Inc.+#............................ 23,365   1,053,061
            Forward Air Corp....................... 23,305     872,073
            Frozen Food Express Industries, Inc.+.. 10,809     109,063
            GATX Corp.#............................ 31,729   1,377,356
            Gulfmark Offshore, Inc.+#.............. 10,692     269,011
            Heartland Express, Inc.#............... 43,702     736,816
            Horizon Lines, Inc., Class A#.......... 10,377     136,665
            Hub Group, Inc., Class A+.............. 14,053     664,988
            Interpool, Inc.........................  5,880     116,777
            Kirby Corp.+........................... 15,709   1,180,217
            Knight Transportation, Inc.#........... 41,226     784,943
            Marten Transport, Ltd.+................ 10,729     209,967
            Navarre Corp.+#........................ 18,473      64,656
            Nuco2, Inc.+#..........................  7,737     206,887
            Old Dominion Freight Lines, Inc.+#..... 20,317     625,967
            P.A.M. Transportation Services, Inc.+..  4,139     110,884
            SCS Transportation, Inc.+#............. 10,941     267,726
            Sirva, Inc.+#.......................... 16,920     118,609
            Universal Truckload Services, Inc.+#...  4,021     129,396
            US Xpress Enterprises, Inc., Class A+#.  6,851     152,572
            USA Truck, Inc.+#......................  4,511      89,182
            Werner Enterprises, Inc.#.............. 36,881     718,073
                                                           -----------
                                                            12,535,799
                                                           -----------
          Funeral Services -- 0.10%
            Alderwoods Group, Inc.+#............... 28,913     559,178
            Stewart Enterprises, Inc., Class A#.... 76,657     436,178
                                                           -----------
                                                               995,356
                                                           -----------
          Gas & Pipeline Utilities -- 0.02%
            Cascade Natural Gas Corp.#.............  8,192     172,032
                                                           -----------
          Hardware & Tools -- 0.15%
            Dorman Products, Inc.+#................  7,160      72,531
            Lincoln Electric Holdings, Inc.#....... 26,461   1,454,296
                                                           -----------
                                                             1,526,827
                                                           -----------
          Healthcare -- 2.01%
            Alliance Imaging, Inc.+#...............  9,942      57,664
            Allied Healthcare International, Inc.+. 21,919      83,731
            Amedisys, Inc.+#....................... 11,156     398,827
            America Service Group, Inc.+#..........  7,840     107,408

 124 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                                 Value
                                                        Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Healthcare (continued)
        American Dental Partners, Inc.+#...............  9,273 $   128,524
        American Medical Systems Holdings, Inc.+#...... 49,806     984,665
        Apria Healthcare Group, Inc.+#................. 30,568     586,906
        Bruker BioSciences Corp.+#..................... 26,970     156,156
        Caliper Life Sciences, Inc.+#.................. 21,592     110,983
        Candela Corp.+................................. 16,286     280,445
        Corvel Corp.+..................................  4,189      99,405
        Encore Medical Corp.+.......................... 39,391     196,167
        Genesis HealthCare Corp.+#..................... 14,294     672,819
        Gentiva Health Services, Inc.+#................ 19,204     333,573
        HealthExtras, Inc.+#........................... 15,401     462,646
        Healthways, Inc.+#............................. 23,917   1,270,949
        Hooper Holmes, Inc.#........................... 47,055     141,636
        Horizon Health Corp.+#.........................  7,592     160,799
        Intuitive Surgical, Inc.+#..................... 25,057   2,788,594
        Invacare Corp.#................................ 21,995     622,898
        Inverness Medical Innovations, Inc.+#.......... 16,629     479,747
        Kindred Healthcare, Inc.+#..................... 20,534     520,742
        LHC Group, Inc.+#..............................  3,458      63,938
        Magellan Health Services, Inc.+................ 19,426     785,782
        Matria Healthcare, Inc.+#...................... 14,795     426,984
        Medcath Corp.+#................................  5,282      82,294
        Mentor Corp.#.................................. 23,231     938,300
        Molina Healthcare, Inc.+#......................  7,981     301,841
        National Healthcare Corp.......................  4,535     201,127
        Nighthawk Radiology Holdings, Inc.+#...........  4,535      83,898
        Odyssey Healthcare, Inc.+#..................... 24,878     405,760
        Option Care, Inc.#............................. 15,616     175,992
        PainCare Holdings, Inc.+#...................... 35,358      48,794
        PolyMedica Corp.#.............................. 17,381     667,257
        Psychiatric Solutions, Inc.+#.................. 36,718   1,079,509
        Radiation Therapy Services, Inc.+#.............  7,978     193,626
        RehabCare Group, Inc.+#........................ 12,076     203,722
        Res-Care, Inc.+#............................... 14,568     289,175
        Somanetics Corp.+#.............................  9,170     143,510
        Steris Corp.................................... 49,972   1,136,863
        Symbion, Inc.+#................................ 12,492     274,074
        Thermogenesis Corp.+#.......................... 38,931     171,296
        Tiens Biotech Group USA, Inc.+#................  2,983      16,138
        U.S. Physical Therapy, Inc.+...................  8,571     128,822
        United Surgical Partners International, Inc.+#. 31,184     970,134
        VistaCare, Inc.+#..............................  7,954     109,924
        Vital Signs, Inc.#.............................  3,965     198,329
        Vnus Medical Technologies, Inc.+#..............  3,717      27,320
                                                               -----------
                                                                19,769,693
                                                               -----------
      Heavy Duty Trucks/Parts -- 0.18%
        Bandag, Inc.#..................................  8,117     302,602
        Cascade Corp.#.................................  8,818     331,557
        Federal Signal Corp............................ 34,896     533,211
        Titan International, Inc.#..................... 11,093     213,318
        Wabash National Corp.#......................... 22,442     377,025
                                                               -----------
                                                                 1,757,713
                                                               -----------
      Home Builders -- 0.50%
        Brookfield Homes Corp.#........................  9,362     333,287
        Champion Enterprises, Inc.+#................... 54,581     649,514
        Comstock Homebuilding Cos., Inc.+#.............  3,690      25,904
        Fleetwood Enterprises, Inc.+#.................. 45,819     430,699
        Levitt Corp., Class A#......................... 11,846     188,588
        M/I Schottenstein Homes, Inc.#.................  8,955     322,380
        Orleans Homebuilders, Inc.#....................  2,966      58,608
        Skyline Corp...................................  4,919     181,905
        Technical Olympic USA, Inc.#................... 11,413     206,119
        Walter Industries, Inc.#....................... 28,358   1,649,301
        WCI Communities, Inc+#......................... 25,033     530,449
        Williams Scotsman International, Inc.+#........ 11,171     290,446
                                                               -----------
                                                                 4,867,200
                                                               -----------

                                                                   Value
                                                         Shares   (Note 3)

     ----------------------------------------------------------------------
     Hospital Management -- 0.22%
       Amsurg Corp.+#...................................  21,274 $  512,491
       Pediatrix Medical Group, Inc.+...................  35,628  1,645,657
                                                                 ----------
                                                                  2,158,148
                                                                 ----------
     Hospital Supplies -- 0.75%
       Aaon, Inc.+#.....................................   6,330    147,616
       Abiomed, Inc.+#..................................  13,711    183,727
       Align Technology, Inc.+#.........................  44,323    327,547
       Altus Pharmaceuticals, Inc.+#....................   5,043     94,708
       Arrow International, Inc.#.......................  15,260    491,982
       ArthroCare Corp.+#...............................  17,482    738,440
       CONMED Corp.+#...................................  21,185    411,836
       Datascope Corp.#.................................   8,439    289,542
       Diagnostic Products Corp.........................  16,467    950,475
       ev3, Inc.+#......................................  11,075    160,920
       ICU Medical, Inc.+#..............................   9,971    413,497
       Kensey Nash Corp.+#..............................   6,741    198,522
       Meridian Bioscience, Inc.#.......................  13,310    316,645
       Merit Medical Systems, Inc.+#....................  19,173    219,531
       NuVasive, Inc.+#.................................  14,567    239,336
       NxStage Medical, Inc.+#..........................   4,147     43,544
       Owens & Minor, Inc...............................  28,631    850,341
       PSS World Medical, Inc.+#........................  46,614    827,865
       SonoSite, Inc.+#.................................  11,112    408,699
       Young Innovations, Inc.#.........................   3,423    111,076
                                                                 ----------
                                                                  7,425,849
                                                                 ----------
     Household Products -- 0.65%
       Chattem, Inc.+#..................................  12,826    449,936
       CSS Industries, Inc..............................   4,261    129,321
       Digital Theater Systems, Inc.+#..................  12,479    234,855
       Elizabeth Arden, Inc.+#..........................  18,345    374,238
       Intermediate Parfums, Inc.#......................   3,143     56,291
       Jacuzzi Brands, Inc.+#...........................  55,310    518,255
       Jarden Corp.+#...................................  49,000  1,471,960
       John H. Harland Co.#.............................  19,807    848,334
       Libbey, Inc.#....................................   9,984    113,518
       Lifetime Brands, Inc.#...........................   5,955    164,954
       National Presto Industries, Inc.#................   3,411    185,217
       Parlux Fragrances, Inc.+#........................   4,497    123,937
       Playtex Products, Inc.+#.........................  29,162    335,363
       Prestige Brands Holdings, Inc.+#.................  20,192    217,670
       Revlon, Inc., Class A+........................... 104,632    311,803
       Russ Berrie and Co., Inc.+#......................   8,484    110,292
       Tupperware Corp.#................................  38,283    787,481
                                                                 ----------
                                                                  6,433,425
                                                                 ----------
     Human Resources -- 0.69%
       AMN Healthcare Services, Inc.+#..................   9,315    183,319
       CDI Corp.#.......................................   9,021    265,668
       Cross Country Healthcare, Inc.+#.................  23,246    409,827
       Gevity HR, Inc.#.................................  19,948    541,189
       Heidrick & Struggles International, Inc.+#.......  14,068    496,882
       Hudson Highland Group, Inc.+#....................  17,319    206,443
       Kelly Services, Inc., Class A#...................  13,214    357,571
       Kenexa Corp.+....................................   4,729    143,289
       Kforce, Inc.+....................................  23,180    354,190
       Korn/Ferry International+#.......................  25,953    532,037
       Labor Ready, Inc.+#..............................  38,394    888,821
       MPS Group, Inc.+#................................  74,758  1,124,360
       Resources Connection, Inc.+#.....................  34,316    875,058
       Spherion Corp.+#.................................  44,459    371,677
                                                                 ----------
                                                                  6,750,331
                                                                 ----------
     Information Processing - Computer Services -- 0.05%
       CMG Information Services, Inc.+#................. 347,846    459,157
                                                                 ----------
     Information Processing - Consumer Software -- 0.07%
       RealNetworks, Inc.+..............................  77,124    729,593
                                                                 ----------

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   125


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Information Processing - Hardware -- 1.07%
           Advanced Digital Information Corp.+#....  46,029 $   546,364
           Avocent Corp.+#.........................  35,815     814,433
           Bell Microproducts, Inc.+#..............  20,892     126,188
           Dot Hill Systems Corp.+#................  31,589     121,302
           Electronics for Imaging, Inc.+#.........  41,110     963,207
           Gateway, Inc.+#......................... 186,071     320,042
           Hutchinson Technology, Inc.+#...........  18,217     423,181
           Imation Corp............................  24,257     933,409
           Komag, Inc.+#...........................  20,886     867,396
           Lexar Media, Inc.+#.....................  57,499     542,215
           Mercury Computer Systems, Inc.+#........  15,102     247,975
           Mobility Electronics, Inc.+#............  19,351     138,360
           Palm, Inc.+#............................  60,258     993,052
           PAR Technology Corp.+#..................   4,362      63,162
           Quantum Corp.+#......................... 132,260     384,877
           Rackable Systems, Inc.+#................   5,934     224,958
           Radiant Systems, Inc.+#.................  17,503     188,857
           Rimage Corp.+...........................   6,834     144,334
           Seagate Technology+#....................  67,564   1,577,619
           Silicon Storage Technology, Inc.+#......  63,343     235,636
           Stratasys, Inc.+#.......................   7,531     227,888
           Synaptics, Inc.+#.......................  15,836     374,996
           Virage Logic Corp.+#....................   9,824      95,293
                                                            -----------
                                                             10,554,744
                                                            -----------
         Information Processing - Services -- 4.22%
           3Com Corp.+#............................ 276,684   1,247,845
           3D Systems Corp.+#......................   8,762     173,488
           Adaptec, Inc.+..........................  80,465     359,679
           Aeroflex, Inc.+#........................  53,808     630,092
           Agilysys, Inc.#.........................  21,937     361,960
           Anixter International, Inc.#............  23,017   1,121,618
           Ansoft Corp.+...........................   9,322     182,525
           Anteon International Corp.+.............  19,957   1,098,034
           Applied Digital Solutions, Inc.+#.......  48,346     102,977
           aQuantive, Inc.+#.......................  48,286   1,197,010
           Arbinet Holdings, Inc.+#................   4,775      26,406
           Ariba, Inc.+#...........................  52,138     442,652
           AsiaInfo Holdings, Inc.+#...............  26,587     109,273
           Audible, Inc.+#.........................  17,377     162,475
           Autobytel, Inc.+#.......................  30,120      97,288
           Black Box Corp..........................  12,144     627,238
           Blue Coat Sytems, Inc.+#................   8,941     141,983
           Brocade Communications Systems, Inc.+#.. 193,640   1,183,140
           Catapult Communications Corp.+#.........   7,070      86,961
           Ciber, Inc.+#...........................  38,356     243,561
           Click Commerce, Inc.+#..................   5,959     115,783
           CNET Networks, Inc.+#...................  93,331     817,580
           Cogent Communications Group, Inc.+#.....   5,127      47,168
           Covansys Corp.+#........................  22,220     305,747
           CSG Systems International, Inc.+#.......  36,317     845,460
           Digital Insight Corp.+..................  25,147     813,505
           Digital River, Inc.+#...................  28,467   1,251,409
           Digitas, Inc.+#.........................  64,334     836,985
           Earthlink, Inc.+#.......................  86,290     718,796
           eCollege.com, Inc.+#....................  12,749     291,697
           Entrust, Inc.+#.........................  44,689     143,005
           Epicor Software Corp.+#.................  38,218     412,372
           Equinix, Inc.+#.........................  13,355     778,329
           Extreme Networks, Inc.+#................  87,879     390,183
           Factset Research Systems, Inc.#.........  24,752   1,111,612
           FileNET Corp.+#.........................  29,523     769,074
           Forrester Research, Inc.+...............   9,341     239,223
           Gartner, Inc., Class A+#................  40,070     627,095
           GSI Commerce, Inc.+#....................  23,524     370,503
           Harris Interactive, Inc.+#..............  36,907     183,797
           iGate Corp.+#...........................  15,238      91,580
           IHS, Inc., Class A+#....................  10,947     295,022

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Information Processing - Services (continued)
         Infospace, Inc.+#..........................  22,363 $   506,969
         Intergraph Corp.+..........................  20,352     723,514
         Internet Capital Group, Inc.+#.............  27,693     238,714
         Internet Security Systems, Inc.+#..........  28,230     578,150
         IPass, Inc.+#..............................  38,852     247,099
         j2 Global Communications, Inc.+#...........  34,206     908,511
         Jack Henry & Associates, Inc.#.............  52,322     981,561
         Jupitermedia Corp.+#.......................  14,608     217,805
         Kanbay International, Inc.+#...............  20,516     283,736
         Keynote Systems, Inc.+#....................  11,981     125,681
         Kronos, Inc.+#.............................  23,127     925,080
         Manhattan Associates, Inc.+#...............  19,962     401,635
         McDATA Corp., Class A+#.................... 111,884     422,922
         Mentor Graphics Corp.+.....................  56,347     708,282
         Merge Technologies, Inc.+#.................  14,841     188,629
         Micros Systems, Inc.+#.....................  27,426   1,128,580
         MTS Systems Corp.#.........................  14,271     595,814
         Ness Technologies, Inc.+#..................  13,679     149,238
         Netratings, Inc.+#.........................  10,251     147,614
         NetScout Systems, Inc.+#...................  17,127     136,502
         NIC, Inc.+#................................  24,162     155,120
         Nutri/System, Inc.+#.......................  18,328   1,244,838
         Online Resources Corp.+#...................  15,237     186,348
         Opsware, Inc.+#............................  53,751     420,333
         Pegasystems, Inc.+#........................   9,535      66,173
         Perot Systems Corp., Class A+#.............  59,048     829,034
         Phase Forward, Inc.+.......................  15,937     202,878
         ProQuest Co.+#.............................  18,298     218,112
         RadiSys Corp.+#............................  14,386     298,509
         Redback Networks, Inc.+#...................  30,211     721,741
         Rightnow Technologies, Inc.+#..............   8,233     134,280
         Sapient Corp.+#............................  58,140     311,049
         Schawk, Inc., Class A#.....................   8,993     170,148
         Secure Computing Corp.+#...................  33,537     297,809
         SI International, Inc.+....................   7,017     222,369
         Sohu.com, Inc.+#...........................  17,913     446,571
         SonicWALL, Inc.+...........................  38,557     325,035
         Sykes Enterprises, Inc.+...................  18,571     320,164
         Syntel, Inc.#..............................   5,645     129,835
         Terremark Worldwide, Inc.+#................  21,603     135,667
         Trizetto Group, Inc.+#.....................  30,554     435,700
         Tyler Technologies, Inc.+#.................  25,460     270,640
         United Online, Inc.#.......................  44,184     526,673
         ValueClick, Inc.+#.........................  62,992     992,754
         VASCO Data Security International, Inc.+#..  17,267     144,179
         Vignette Corp.+#...........................  20,984     286,012
         WebMD Health Corp.+#.......................   5,052     198,291
         webMethods, Inc.+#.........................  38,451     347,213
         Websense, Inc.+............................  34,472     763,555
         WebSideStory, Inc.+#.......................   6,832      93,667
                                                             -----------
                                                              41,562,863
                                                             -----------
       Information Processing - Software -- 3.16%
         Acxiom Corp................................  63,408   1,495,161
         Advent Software, Inc.+#....................  15,570     510,852
         Agile Software Corp.+#.....................  41,025     270,355
         Alloy, Inc.+#..............................   6,617      79,205
         Allscripts Heathcare Solutions, Inc.+#.....  30,638     534,327
         Altiris, Inc.+#............................  16,732     291,973
         American Reprographics Co.+#...............   9,631     333,907
         Amicas, Inc.+#.............................  34,655     123,372
         Ansys, Inc.+#..............................  22,817   1,150,889
         Aspen Technologies, Inc.+#.................  30,932     361,904
         Atari, Inc.+#..............................  38,870      24,877
         Blackbaud, Inc.#...........................   7,432     142,769
         Blackboard, Inc.+..........................  13,110     347,153
         Borland Software Corp.+#...................  57,376     303,519
         Bottomline Technologies, Inc.+.............  11,487     115,559

 126 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                                  Value
                                                        Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Information Processing - Software (continued)
       Computer Programs & Systems, Inc.#..............   5,500 $   220,990
       Concur Technologies, Inc.+#.....................  22,600     340,582
       Cybersource Corp.+#.............................  19,310     183,831
       DealerTrack Holdings, Inc.+#....................   7,298     158,002
       Dendrite International, Inc.+#..................  30,710     312,321
       Echelon Corp.+#.................................  21,296     179,312
       Eclipsys Corp.+#................................  29,002     563,799
       eFunds Corp.+...................................  32,666     737,598
       Emageon, Inc.+#.................................  10,356     133,592
       EPIQ Systems, Inc.+#............................  10,308     165,134
       eResearch Technology, Inc.+#....................  36,408     332,041
       FalconStor Software, Inc.+#.....................  17,425     110,997
       Infocrossing, Inc.+#............................  14,603     160,049
       Informatica Corp.+#.............................  62,629     880,564
       Infousa, Inc.+#.................................  23,578     244,975
       InPhonic, Inc.+#................................  11,916      85,795
       Integral Systems, Inc.#.........................   7,483     215,211
       Inter-Tel, Inc.#................................  15,448     323,327
       Intervideo, Inc.+#..............................   7,344      74,982
       InterVoice-Brite, Inc.+#........................  27,309     179,693
       Interwoven, Inc.+#..............................  29,794     273,509
       JDA Software Group, Inc.+#......................  20,965     291,833
       Keane, Inc.+#...................................  32,677     452,903
       Lawson Software, Inc.+#.........................  44,757     302,110
       Lionbridge Technologies, Inc.+#.................  37,231     245,725
       Majesco Entertainment Co.+#.....................  11,668      18,319
       Mantech International Corp., Class A+...........  11,257     381,049
       MapInfo Corp.+..................................  14,889     202,788
       Microstrategy, Inc., Class A+...................   9,948     938,892
       MRO Software, Inc.+#............................  14,416     302,448
       NetIQ Corp.+#...................................  28,637     348,512
       Nuance Communications, Inc.+#...................  94,224     821,633
       Open Solutions, Inc.+#..........................  14,071     390,470
       Openwave Systems, Inc.+#........................  63,972     904,564
       Packeteer, Inc.+................................  24,402     279,403
       Parametric Technology Corp.+#...................  78,359   1,045,309
       PDF Solutions, Inc.+#...........................  13,300     176,757
       Per-Se Technologies, Inc.+#.....................  22,158     552,177
       Phoenix Technologies, Ltd.+#....................  17,927     103,977
       Progress Software Corp.+#.......................  28,634     666,600
       QAD, Inc.#......................................   8,763      61,692
       Quality Systems, Inc.+#.........................  10,834     359,905
       Quest Software, Inc.+#..........................  46,223     641,575
       Renaissance Learning, Inc.#.....................   5,389      78,410
       RSA Security, Inc.+.............................  51,356     771,881
       S1 Corp.+#......................................  50,599     278,295
       Seachange International, Inc.+#.................  18,309     114,248
       SPSS, Inc.+#....................................  13,807     510,859
       SSA Global Technologies, Inc.+#.................   7,024     134,510
       Stellent, Inc.+.................................  18,275     203,401
       SupportSoft, Inc.+#.............................  31,001     120,904
       Synnex Corp.+#..................................   6,230     111,766
       Taleo Corp., Class A+#..........................   4,504      53,598
       Talx Corp.#.....................................  20,569     547,135
       THQ, Inc.+#.....................................  44,754   1,044,111
       TIBCO Software, Inc.+#.......................... 155,617   1,193,582
       Tradestation Group, Inc.+#......................  15,243     212,030
       Transaction Systems Architects, Inc., Class A+#.  27,180   1,061,651
       Ulticom, Inc.+#.................................   9,304      84,480
       Ultimate Software Group, Inc.+#.................  16,391     371,912
       Unica Corp.+#...................................   3,455      31,682
       VeriFone Holdings, Inc.+#.......................  17,921     567,020
       Verint Systems, Inc.+#..........................   9,436     306,293
       Vocus, Inc.+#...................................   3,645      48,406
       WebEx Communications, Inc.+#....................  23,845     783,308
       Wind River Systems, Inc.+#......................  51,139     483,264
       Witness Systems, Inc.+#.........................  23,089     476,557
                                                                -----------
                                                                 31,040,070
                                                                -----------

                                                                 Value
                                                       Shares   (Note 3)

     ---------------------------------------------------------------------
     Insurance -- 2.18%
       21st Century Insurance Group#(1)...............  23,212 $   350,965
       Affirmative Insurance Holdings, Inc.#..........   6,130      89,682
       Alfa Corp.#....................................  23,446     364,116
       American Equity Investment Life Holding Co.#...  32,743     427,296
       American Physicians Capital, Inc.+#............   5,044     233,134
       Argonaut Group, Inc.+#.........................  21,702     667,554
       Baldwin & Lyons, Inc., Class B.................   5,415     127,253
       Bristol West Holdings, Inc.....................  12,515     211,253
       Centene Corp.+#................................  30,161     785,694
       Ceres Group, Inc.+#............................  24,924     149,295
       Citizens, Inc., Class A+#......................  24,322     128,420
       CNA Surety Corp.+#.............................  11,262     193,369
       Crawford & Co., Class B#.......................  16,815     102,403
       Delphi Financial Group, Inc., Class A#.........  20,097   1,062,528
       Direct General Corp.#..........................  10,765     190,648
       Donegal Group, Inc., Class A#..................   9,089     160,603
       EMC Insurance Group, Inc.#.....................   4,540     144,735
       Enstar Group, Inc.+#...........................   2,344     193,193
       FBL Financial Group, Inc., Class A#............   9,358     334,829
       First Acceptance Corp.+#.......................  12,248     151,630
       FPIC Insurance Group, Inc.+#...................   7,328     275,313
       Great American Financial Resources, Inc.#......   6,103     119,375
       Harleysville Group, Inc........................   9,555     264,578
       Hilb, Rogal & Hamilton Co.#....................  23,119     899,560
       Horace Mann Educators Corp.#...................  30,927     518,027
       Independence Holding Co.#......................   3,545      78,167
       Infinity Property & Casualty Corp.#............  14,920     635,890
       James River Group, Inc.+#......................   3,205      83,843
       Kansas City Life Insurance Co.#................   2,647     121,180
       KMG America Corp.+#............................  15,248     130,065
       LandAmerica Financial Group, Inc.#.............  13,044     872,905
       Midland Co.#...................................   7,742     307,357
       National Interstate Corp.#.....................   3,255      73,335
       National Western Life Insurance Co., Class A+#.   1,608     363,376
       Navigators Group, Inc.+........................   8,088     333,387
       Odyssey Re Holdings Corp.#.....................   9,083     222,352
       Ohio Casualty Corp.#...........................  45,167   1,349,138
       Phoenix Cos., Inc.#............................  81,167   1,150,948
       PMA Capital Corp., Class A+#...................  22,958     237,615
       Presidential Life Corp.#.......................  14,781     369,673
       ProAssurance Corp.+#...........................  20,168     952,131
       Republic Cos. Group, Inc.#.....................   4,328      65,353
       RLI Corp.#.....................................  16,248     768,530
       Safety Insurance Group, Inc.#..................   8,392     395,599
       SeaBright Insurance Holdings, Inc.+............   7,015     111,118
       Selective Insurance Group, Inc.#...............  20,453   1,114,689
       State Auto Financial Corp......................  10,097     328,153
       Tower Group, Inc.#.............................  12,079     374,570
       Triad Guaranty, Inc.+#.........................   6,438     348,489
       United Fire & Casualty Co.#....................  12,268     384,602
       Universal American Financial Corp.+#...........  18,896     264,355
       USI Holdings Corp.+#...........................  32,695     450,537
       WellCare Health Plans, Inc.+#..................  13,421     667,695
       Zenith National Insurance Corp.................  18,788     751,520
                                                               -----------
                                                                21,452,025
                                                               -----------
     Investment Company -- 0.02%
       Technology Investment Capital Corp.#...........  13,957     196,235
                                                               -----------
     Leisure & Tourism -- 3.09%
       AFC Enterprises, Inc.+#........................  14,329     194,015
       Ambassadors Group, Inc.#.......................  12,151     317,749
       Ameristar Casinos, Inc.........................  17,636     367,182
       Arctic Cat, Inc.#..............................   9,795     179,640
       Aztar Corp.+...................................  25,113   1,302,360
       Bally Technologies, Inc.+#.....................  36,850     566,753
       BJ's Restaurants, Inc.+#.......................  10,343     275,744
       Blockbuster, Inc., Class A+#................... 137,300     638,445
       Bluegreen Corp.+#..............................  14,945     179,938

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   127


                                                                  Value
                                                         Shares  (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure & Tourism (continued)
       Bob Evans Farms, Inc.#........................... 25,502 $   711,251
       Buffalo Wild Wings, Inc.+#.......................  4,988     195,829
       California Pizza Kitchen, Inc.+#................. 13,921     403,848
       Callaway Golf Co.#............................... 55,018     733,390
       Carmike Cinemas, Inc.#...........................  8,877     187,571
       CEC Entertainment, Inc.+#........................ 25,336     845,209
       Churchill Downs, Inc.#...........................  5,603     232,749
       CKE Restaurants, Inc.#........................... 42,554     713,631
       Denny's Corp.+#.................................. 65,400     300,840
       Dollar Thrifty Automotive Group, Inc.+........... 18,132     824,643
       Dominos Pizza, Inc............................... 22,932     543,030
       Dover Downs Gaming & Entertainment, Inc..........  6,895     175,133
       Dover Motorsports, Inc.#......................... 11,091      67,211
       Escalade, Inc.#..................................  5,675      61,858
       Gaylord Entertainment Co.+#...................... 28,945   1,268,370
       Great Wolf Resorts, Inc.+#....................... 18,375     217,192
       Handleman Co.#................................... 14,895     126,905
       IHOP Corp.#...................................... 13,554     650,863
       Isle of Capri Casinos, Inc.+#.................... 10,186     287,856
       Jack in the Box, Inc.+#.......................... 24,933   1,038,709
       Jakks Pacific, Inc.+#............................ 18,172     354,172
       K2, Inc.+#....................................... 34,297     378,296
       Landry's Seafood Restaurants, Inc.#.............. 11,831     362,147
       Life Time Fitness, Inc.+#........................ 17,893     818,605
       Lodgian, Inc.+#.................................. 17,701     203,739
       Lone Star Steakhouse & Saloon, Inc.#............. 12,873     335,084
       Luby's, Inc.+#................................... 18,725     195,489
       Macrovision Corp.+#.............................. 36,382     820,050
       Magna Entertainment Corp., Class A+#............. 27,020     155,365
       Marcus Corp.#.................................... 14,626     257,564
       Marine Products Corp.#...........................  9,385      91,034
       McCormick +& Schmicks Seafood Restaurants, Inc.+.  5,466     130,911
       Midway Games, Inc.+#............................. 13,504      96,554
       Monarch Casino & Resort, Inc.+#..................  6,668     183,770
       Morgans Hotel Group Co.+......................... 12,973     194,465
       Mortons Restaurant Group, Inc.+..................  6,873     105,363
       MTR Gaming Group, Inc.+#......................... 16,053     156,356
       Multimedia Games, Inc.+#......................... 19,776     221,689
       Nautilus Group, Inc.#............................ 24,008     405,735
       NetFlix, Inc.+#.................................. 26,406     731,182
       O'Charley's, Inc.+............................... 15,971     265,917
       P.F. Chang's China Bistro, Inc.+#................ 18,853     780,703
       Papa John's International, Inc.+#................ 15,652     492,412
       Pinnacle Airlines Corp.+#........................ 14,021      95,904
       Pinnacle Entertainment, Inc.+.................... 33,877   1,048,493
       Playboy Enterprises, Inc., Class B+#............. 14,760     142,286
       Progressive Gaming International Corp.+#......... 27,258     275,578
       Rare Hospitality International, Inc.+............ 24,736     760,632
       RC2 Corp.+#...................................... 12,943     460,124
       Red Robin Gourmet Burgers, Inc.+#................ 10,223     428,855
       Republic Airways Holdings, Inc.+#................ 10,900     167,315
       Riviera Holdings Corp.+(1)#......................  6,123     128,889
       Ruby Tuesday, Inc.#.............................. 41,883   1,164,766
       Ruth's Chris Steak House, Inc.+#.................  9,374     188,417
       Six Flags, Inc.+#................................ 67,145     564,018
       Speedway Motorsports, Inc........................ 11,096     426,641
       Steak n Shake Co.+#.............................. 20,034     328,157
       Steinway Musical Instruments, Inc.+(1)...........  5,088     137,630
       Sunterra Corp.+#................................. 14,020     144,967
       Texas Roadhouse, Inc.+#.......................... 33,006     449,212
       Tivo, Inc.+#..................................... 41,102     260,176
       Trans World Entertainment Corp.+#................ 13,249      79,362
       Travelzoo, Inc.+.................................  2,519      75,016
       Triarc Cos., Inc., Class B#...................... 31,586     479,791
       Vail Resorts, Inc.+#............................. 23,695     851,835
       WMS Industries, Inc.+#........................... 15,358     398,387
                                                                -----------
                                                                 30,400,967
                                                                -----------

                                                              Value
                                                     Shares  (Note 3)

         --------------------------------------------------------------
         Machinery -- 3.45%
           Actuant Corp., Class A#.................. 19,295 $ 1,138,984
           AGCO Corp.+#............................. 65,209   1,595,012
           Alamo Group, Inc.#.......................  4,441      96,547
           Albany International Corp., Class A#..... 20,536     820,619
           Applied Industrial Technologies, Inc.#... 21,671     835,417
           Astec Industries, Inc.+#................. 12,022     415,240
           Aviall, Inc.+#........................... 24,131   1,137,777
           Baldor Electric Co.#..................... 23,928     712,337
           Brady Corp., Class A#.................... 29,727   1,183,432
           Briggs & Stratton Corp.#................. 37,207   1,205,507
           Bucyrus International, Inc.#............. 21,985   1,122,114
           CARBO Ceramics, Inc.#.................... 14,063     706,947
           Clarcor, Inc.#........................... 37,154   1,168,493
           Cognex Corp.#............................ 29,875     750,161
           Crane Co................................. 37,333   1,500,040
           EnPro Industries, Inc.+#................. 15,092     524,598
           Flowserve Corp.+......................... 39,861   2,119,808
           Franklin Electric Co., Inc............... 16,024     838,215
           Gardner Denver, Inc.+#................... 18,105   1,366,203
           Gehl Co.+#...............................  8,491     225,351
           Global Power Equipment Group, Inc.+#..... 25,782      90,495
           Gorman-Rupp Co.#.........................  6,602     153,298
           Granite Construction, Inc................ 24,969   1,031,969
           Insituform Technologies, Inc., Class A+#. 19,333     494,925
           Intermec, Inc.+#......................... 35,333     814,072
           Intevac Inc.+#........................... 14,689     314,932
           iRobot Corp.+#...........................  3,291      73,027
           JLG Industries, Inc...................... 73,522   1,599,103
           Kadant, Inc.+#........................... 10,024     234,963
           Kennametal, Inc.......................... 27,373   1,636,905
           Layne Christensen Co.+#..................  8,278     224,334
           Lindsay Manufacturing Co.#...............  8,365     184,448
           Lufkin Industries, Inc.#................. 10,177     615,607
           Manitowoc Co., Inc....................... 43,390   1,995,506
           Middleby Corp.+#.........................  3,664     327,305
           NACCO Industries, Inc., Class A..........  3,742     534,657
           Nordson Corp.#........................... 17,968     838,207
           Presstek, Inc.+#......................... 21,084     205,991
           Regal-Beloit Corp........................ 18,621     892,505
           Robbins & Myers, Inc.#...................  8,384     196,521
           Sauer-Danfoss, Inc.#.....................  7,261     180,654
           Tecumseh Products Co., Class A#.......... 11,927     258,935
           Tennant Co...............................  5,683     282,161
           TurboChef Technologies, Inc.+#...........  9,225     103,228
           Wabtec Corp.............................. 33,783   1,181,392
                                                            -----------
                                                             33,927,942
                                                            -----------
         Manufacturing -- 0.10%
           Applied Films Corp.+#.................... 11,321     320,950
           Greenbrier Companies, Inc.#..............  4,482     155,301
           Koppers Holdings, Inc.#..................  7,215     141,125
           Reddy Ice Holdings, Inc.#................  7,349     152,345
           Zoltek Companies, Inc.+#.................  8,732     244,933
                                                            -----------
                                                              1,014,654
                                                            -----------
         Medical - Biomedical/Gene -- 1.09%
           Aastrom Biosciences, Inc.+#.............. 73,401      94,687
           Alexion Pharmaceuticals, Inc.+#.......... 22,132     719,511
           Barrier Therapeutics, Inc.+#............. 10,594      62,716
           Cell Genesys, Inc.+#..................... 32,743     202,679
           Coley Pharmaceutical Group, Inc.+#.......  5,021      66,679
           Cotherix, Inc.+#......................... 10,559      83,099
           Decode Genetics, Inc.+#.................. 39,336     271,812
           Encysive Pharmaceuticals, Inc.+#......... 41,905     182,287
           Exelixis, Inc.+#......................... 59,865     649,535
           Genitope, Corp.+#........................ 21,103     151,520
           Genomic Health, Inc.+#...................  3,635      41,294
           GTx, Inc.+#..............................  6,700      57,821

 128 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                              Value
                                                     Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Medical - Biomedical/Gene (continued)
           Human Genome Sciences, Inc.+#............ 94,201 $ 1,032,443
           ICOS Corp.+#............................. 46,043     935,594
           Keryx Biopharmaceuticals, Inc.+#......... 19,891     284,441
           Lifecell Corp.+#......................... 23,139     624,753
           Marshall Edwards, Inc.+#.................  5,378      16,887
           Momenta Pharmaceuticals, Inc.+...........  6,851      97,558
           Monogram Biosciences, Inc.+#............. 93,852     174,565
           Myogen, Inc.+#........................... 14,937     465,288
           Myriad Genetics, Inc.+#.................. 28,137     734,657
           Progenics Pharmaceuticals, Inc.+#........ 15,197     322,328
           Regeneron Pharmaceuticals, Inc.+#........ 25,052     324,173
           Savient Pharmaceuticals, Inc.+#.......... 43,830     252,023
           StemCells, Inc.+#........................ 45,078     100,073
           Stratagene Corp.+#.......................  5,359      35,369
           Tercica, Inc.+#..........................  9,542      48,760
           Vertex Pharmaceuticals, Inc.+#........... 77,995   2,690,827
                                                            -----------
                                                             10,723,379
                                                            -----------
         Medical Technology -- 2.74%
           Abaxis, Inc.+#........................... 14,273     243,783
           Adeza Biomedical Corp.+#.................  3,024      39,705
           Albany Molecular Research, Inc.+#........ 17,127     176,579
           Andrx Corp.+#............................ 52,778   1,232,894
           AngioDynamics, Inc.+#....................  1,767      49,476
           Applera Corp. -- Celera Genomics Group+#. 53,177     595,582
           Arena Pharmaceuticals, Inc.+#............ 32,627     445,032
           Ariad Pharmaceuticals, Inc.+#............ 43,616     223,750
           Arqule, Inc.+#........................... 22,746     122,828
           Aspect Medical Systems, Inc.+#........... 11,725     230,045
           Bio-Rad Laboratories, Inc., Class A+#.... 12,681     842,272
           Bio-Reference Labs, Inc.+#...............  7,308     136,879
           Biosite, Inc.+#.......................... 12,183     548,113
           Cambrex Corp.#........................... 19,035     384,507
           Cantel Medical Corp.+#...................  8,124     112,192
           Cepheid, Inc.+#.......................... 38,046     368,285
           Connetics Corp.+#........................ 25,090     294,808
           Conor Medsystems, Inc.+#.................  6,012     140,080
           CuraGen Corp.+#.......................... 34,013     128,229
           Curis, Inc.+#............................ 34,544      54,234
           Cyberonics, Inc.+#....................... 15,345     383,472
           Dexcom, Inc.+#...........................  3,383      65,833
           Digene Corp.+#........................... 11,942     446,392
           Diversa Corp.+#.......................... 17,922     167,929
           DJ Orthopedics, Inc.+.................... 15,648     600,101
           Enzo Biochem, Inc.+#..................... 19,812     205,054
           Enzon, Inc.+#............................ 31,629     235,636
           EPIX Pharmaceuticals, Inc.+#............. 16,772      60,044
           Foxhollow Technologies, Inc.+#........... 10,768     280,076
           Geron Corp.+#............................ 46,092     320,800
           Haemonetics Corp.+#...................... 18,668     942,734
           HealthTronics Surgical Services, Inc.+#.. 24,402     180,087
           Hologic, Inc.+........................... 31,424   1,240,934
           II-VI, Inc.+............................. 16,634     315,713
           Illumina, Inc.+#......................... 25,879     707,273
           Immucor Corp.+#.......................... 49,150     894,039
           Incyte Genomics, Inc.+#.................. 59,944     249,967
           Integra LifeSciences Corp.+#............. 13,941     535,892
           InterMune, Inc.+#........................ 18,030     285,956
           Intralase Corp.+#........................  9,370     179,436
           IRIS International, Inc.+................ 12,573     178,788
           Kyphon, Inc.+#........................... 20,963     832,022
           Laserscope+#............................. 14,322     303,626
           LCA-Vision, Inc.#........................ 14,673     797,331
           Lexicon Genetics, Inc.+#................. 45,842     229,210
           Luminex Corp.+#.......................... 18,407     300,034
           Martek Biosciences Corp.+#............... 22,652     574,228
           Maxygen, Inc.+#.......................... 18,404     142,447
           Nanogen, Inc.+#.......................... 44,708      95,228

                                                               Value
                                                     Shares   (Note 3)

       -----------------------------------------------------------------
       Medical Technology (continued)
         Nektar Therapeutics+#......................  61,273 $ 1,224,847
         Neurometrix, Inc.+#........................   4,122     120,115
         Northfield Laboratories, Inc.+#............  16,934     155,793
         Noven Pharmaceuticals, Inc.+#..............  16,990     297,665
         OccuLogix, Inc.+#..........................   8,543      19,051
         OraSure Technologies, Inc.+#...............  32,231     281,377
         Orchid Cellmark, Inc.+#....................  17,642      68,980
         Palomar Medical Technologies, Inc.+#.......  12,167     543,013
         Seattle Genetics, Inc.+#...................  19,073      79,153
         Serologicals Corp.+#.......................  25,080     781,744
         Stereotaxis, Inc.+#........................  12,256     120,231
         SurModics, Inc.+#..........................  10,895     423,924
         Symmetry Medical, Inc.+#...................   6,007     111,910
         Telik, Inc.+#..............................  37,472     598,803
         Thoratec Corp.+#...........................  37,730     534,634
         TriPath Imaging, Inc.+#....................  21,803     155,891
         Ventana Medical Systems, Inc.+#............  22,465   1,066,189
         Viasys Healthcare, Inc.+#..................  22,485     566,397
         Vital Images, Inc.+#.......................   9,455     220,207
         West Pharmaceutical Services, Inc.#........  22,421     762,762
         Wright Medical Group, Inc.+#...............  20,928     472,973
         Zoll Medical Corp.+#.......................   6,905     204,526
                                                             -----------
                                                              26,929,740
                                                             -----------
       Metals -- 2.74%
         AK Steel Holding Corp.+#...................  79,163   1,064,742
         AM Castle & Co.#...........................   7,565     209,550
         AMCOL International Corp.#.................  15,576     421,019
         Brush Engineered Materials, Inc.+#.........  13,866     286,610
         Carpenter Technology Corp.#................  17,738   1,983,108
         Century Aluminum Co.+#.....................  16,367     681,686
         Chaparral Steel Co.+.......................  16,356   1,004,749
         CIRCOR International, Inc..................  11,276     330,049
         Cleveland-Cliffs, Inc.#....................  15,775   1,161,355
         Commercial Metals Co.......................  87,206   2,146,140
         Dynamic Materials Corp.....................   4,116     114,713
         Gibraltar Industries, Inc.#................  17,371     483,782
         Hecla Mining Co.+#.........................  85,383     466,191
         Lawson Products, Inc.#.....................   3,301     121,444
         MascoTech, Inc.+(2)(3).....................   9,672           0
         Maverick Tube Corp.+#......................  30,928   1,490,730
         Metal Management, Inc......................  15,666     491,756
         Mueller Industries, Inc....................  26,392     861,699
         NN, Inc....................................  12,195     158,779
         NS Group, Inc.+#...........................  16,028     800,118
         Omerga Flex, Inc.+#........................   2,533      45,366
         Oregon Steel Mills, Inc.+#.................  25,550   1,199,061
         Quanex Corp.#..............................  27,131   1,066,791
         RBC Bearings, Inc.+#.......................   6,555     164,072
         Reliance Steel & Aluminum Co...............  21,860   1,762,135
         Royal Gold, Inc.#..........................  13,635     385,598
         RTI International Metals, Inc.+............  15,986     959,959
         Ryerson Tull, Inc.#........................  18,101     472,436
         Schnitzer Steel Industries, Inc., Class A#.  15,775     565,376
         Steel Dynamics, Inc.#......................  32,335   1,878,340
         Steel Technologies, Inc.#..................   8,051     151,037
         Sun Hydraulics, Inc.#......................   4,845      95,446
         Titanium Metals Corp.+#....................  36,148   1,308,196
         Tredegar Corp.#............................  20,668     292,866
         USEC, Inc.#................................  62,097     748,890
         Valmont Industries, Inc....................  12,408     594,343
         Wheeling-Pittsburgh Corp.+#................   6,312     128,954
         Worthington Industries, Inc.#..............  49,941     850,495
                                                             -----------
                                                              26,947,581
                                                             -----------
       Mining -- 0.19%
         Charles & Colvard, Ltd.#...................  11,010     117,807
         Coeur d'Alene Mines Corp.+#................ 200,410     957,960

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   129


                                                              Value
                                                    Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Mining (continued)
            Compass Minerals International, Inc.#..  14,513 $  369,791
            Stillwater Mining Co.+#................  29,396    403,607
                                                            ----------
                                                             1,849,165
                                                            ----------
          Mobile Homes -- 0.12%
            Coachmen Industries, Inc.#.............  10,236    113,108
            Monaco Coach Corp.#....................  18,799    245,139
            Palm Harbor Homes, Inc.+#..............   6,881    132,941
            Winnebago Industries, Inc.#............  24,072    683,163
                                                            ----------
                                                             1,174,351
                                                            ----------
          Multimedia -- 0.21%
            Entravision Communications Corp.+#.....  46,586    366,166
            Gemstar-TV Guide International, Inc.+#. 177,579    623,302
            Journal Communications, Inc., Class A..  19,134    220,424
            Martha Stewart Living, Inc., Class A+#.  16,186    275,000
            Media General, Inc., Class A#..........  15,506    583,491
            Triple Crown Media, Inc.+..............   3,118     24,975
            WPT Enterprises, Inc.+#................   4,150     21,497
                                                            ----------
                                                             2,114,855
                                                            ----------
          Oil & Gas -- 5.80%
            Alon USA Energy, Inc.#.................   7,616    258,335
            Atlas America, Inc.+#..................  13,061    595,582
            ATP Oil & Gas Corp.+...................  13,101    549,980
            Atwood Oceanics, Inc.+#................  19,082    930,629
            Barrett Bill Corp.+#...................   9,387    301,323
            Basic Energy Services, Inc.+#..........   9,015    296,233
            Berry Petroleum Co., Class A#..........  12,363    767,742
            Bois d'Arc Energy, Inc.+#..............   9,714    152,510
            Brigham Exploration Co.+#..............  19,517    150,281
            Bronco Drilling Co., Inc.+#............   4,963    103,727
            Cabot Oil & Gas Corp., Class A.........  35,281  1,547,777
            Callon Petroleum Co.+..................   9,810    175,207
            Carrizo Oil & Gas, Inc.+#..............  14,389    405,482
            Cheniere Energy, Inc.+#................  34,533  1,344,370
            Chesapeake Energy Corp.................  14,210    194,393
            Cimarex Energy Co.#....................  58,618  2,377,546
            Clayton Williams Energy, Inc.+#........   4,057    161,469
            Comstock Resources, Inc.+#.............  30,989    878,228
            Crosstex Energy, Inc.#.................   4,435    400,347
            Delta Petroleum Corp.+#................  27,076    465,707
            DLB Oil and Gas Inc.+(2)(3)............   3,000          0
            Dril-Quip, Inc.+#......................   5,598    440,731
            Edge Petroleum Corp.+#.................  12,345    255,665
            Encore Acquisition Co.+#...............  35,555    944,341
            Endeavour International Corp.+#........  43,121    117,289
            Energy Partners, Ltd.+#................  24,089    510,687
            Evergreen Solar, Inc.+#................  30,383    338,770
            EXCO Resources, Inc.+#.................  36,058    432,696
            Frontier Oil Corp......................  39,519  2,213,064
            FX Energy, Inc.+#......................  24,987    121,187
            Gasco Energy, Inc.+#...................  54,814    245,019
            Giant Industries, Inc.+................  10,403    657,470
            Global Industries, Ltd.+...............  59,711  1,158,990
            Goodrich Petroleum Corp.+#.............   7,380    180,810
            Grey Wolf, Inc.+#...................... 137,639  1,052,938
            Gulf Island Fabrication, Inc.#.........   7,638    175,139
            Hanover Compressor Co.+#...............  65,001  1,168,068
            Harvest Natural Resources, Inc.+#......  27,144    374,859
            Helix Energy Solutions Group, Inc.+#...  55,842  1,980,157
            Hercules Offshore, Inc.+#..............   6,630    242,459
            Holly Corp.#...........................  14,812  1,235,765
            Hornbeck Offshore Services, Inc.+#.....  13,435    475,599
            Houston Exploration Co.+#..............  20,673  1,101,664
            Hydril Co.+#...........................  13,690  1,025,244
            Input/Output, Inc.+#...................  50,379    486,661
            KCS Energy, Inc.+#.....................  35,925  1,012,366
            Laclede Group, Inc.....................  15,226    512,355

                                                             Value
                                                    Shares  (Note 3)

          ------------------------------------------------------------
          Oil & Gas (continued)
            Lone Star Technologies, Inc.+#......... 21,524 $ 1,043,914
            Markwest Hydrocarbon, Inc..............  4,470     100,798
            McMoRan Exploration Co.+#.............. 16,920     286,456
            Meridian Resource Corp.+#.............. 62,447     201,079
            New Jersey Resources Corp.#............ 19,785     888,742
            Oceaneering International, Inc.+#...... 18,721   1,404,075
            Oil States International, Inc.+#....... 29,336   1,019,133
            Parallel Petroleum Corp.+#............. 24,537     593,305
            Parker Drilling Co.+#.................. 77,828     574,371
            Penn Virginia Corp.#................... 13,349     906,397
            Peoples Energy Corp.#.................. 27,417   1,028,686
            Petrocorp, Inc.+(2)(3).................  2,364           0
            PetroHawk Energy Corp.+#............... 43,417     509,281
            Petroleum Development Corp.+........... 11,964     435,968
            PetroQuest Energy, Inc.+#.............. 29,375     305,794
            Pioneer Drilling Co.+#................. 15,692     222,356
            Remington Oil & Gas Corp.+............. 16,829     712,540
            Rosetta Resources, Inc.+#.............. 36,460     640,967
            RPC, Inc.#............................. 15,889     371,644
            SEACOR Holdings, Inc.+#................ 12,984   1,058,196
            St. Mary Land & Exploration Co.#....... 41,278   1,613,557
            Stone Energy Corp.+#................... 17,264     860,610
            Superior Energy Services, Inc.+........ 56,021   1,843,091
            Superior Well Services, Inc.+..........  4,653     147,872
            Swift Energy Co.+#..................... 20,433     820,589
            Syntroleum Corp.+#..................... 28,163     183,341
            Tetra Technologies, Inc.+#............. 48,912   1,420,404
            Todco, Class A+........................ 34,158   1,508,759
            Toreador Resorces Corp.+#.............. 11,111     316,663
            TransMontaigne, Inc.+#................. 30,485     350,577
            Tri-Valley Corp.+#..................... 16,044     144,556
            Union Drilling, Inc.+..................  6,365      94,775
            Universal Compression Holdings, Inc.+#. 12,087     702,496
            Veritas DGC, Inc.+#.................... 25,644   1,211,166
            W&T Offshore, Inc.#....................  9,134     350,472
            W-H Energy Services, Inc.+............. 20,158   1,135,702
            Warren Resources, Inc.+#............... 19,193     239,721
            Western Refining, Inc.................. 16,243     290,750
            Whiting Petroleum Corp.+#.............. 25,948     982,132
                                                           -----------
                                                            57,037,796
                                                           -----------
          Paper/Forest Products -- 0.69%
            Bowater, Inc.#......................... 40,328     933,190
            Buckeye Technologies, Inc.+#........... 22,194     173,335
            Caraustar Industries, Inc.+#........... 20,743     182,746
            Deltic Timber Corp.#...................  7,243     415,748
            Glatfelter............................. 31,714     554,361
            Graphic Packaging Corp.+#.............. 46,977     182,271
            Longview Fibre Co...................... 36,834     940,740
            Neenah Paper, Inc.#.................... 10,646     326,619
            Potlatch Corp.#........................ 31,954   1,203,707
            Rock-Tenn Co., Class A#................ 21,248     328,707
            Schweitzer-Mauduit International, Inc.. 10,955     277,928
            Universal Forest Products, Inc.#....... 11,487     755,041
            Wausau-Mosinee Paper Corp.#............ 30,644     409,710
            Xerium Technologies, Inc.#.............  9,665      94,620
                                                           -----------
                                                             6,778,723
                                                           -----------
          Pollution Control -- 0.77%
            Aleris International, Inc.+............ 22,192     959,360
            American Ecology Corp.#................  8,708     221,096
            Calgon Carbon Corp.#................... 24,368     166,190
            Clean Harbors, Inc.+#.................. 13,737     498,516
            Covanta Holding Corp.+#................ 77,622   1,249,714
            Darling International, Inc.+#.......... 46,092     185,751
            Duratek, Inc.+......................... 10,070     220,936
            KFX, Inc.+#............................ 50,027     705,381
            Mine Safety Appliances Co.#............ 20,809     857,539

 130 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                               Value
                                                     Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Pollution Control (continued)
           Newpark Resources, Inc.+#................  64,400 $  378,672
           Tetra Tech, Inc.+#.......................  37,739    664,206
           Waste Connections, Inc.+#................  33,762  1,298,149
           Waste Industries USA, Inc.#..............   4,229     85,891
           Waste Services, Inc.+#...................  46,026    133,935
                                                             ----------
                                                              7,625,336
                                                             ----------
         Publishing -- 0.55%
           Banta Corp.#.............................  17,891    884,889
           Bowne & Co., Inc.#.......................  23,149    335,660
           Consolidated Graphics, Inc.+.............   8,137    414,499
           Courier Corp.#...........................   7,109    271,422
           Ennis , Inc.#............................  18,330    357,802
           Hollinger International, Inc., Class A#..  42,570    305,227
           Journal Register Co.#....................  30,090    300,900
           Primedia, Inc.+#......................... 106,293    194,516
           Readers Digest Assoc., Inc., Class A#....  71,814  1,021,913
           Scholastic Corp.+#.......................  23,737    624,758
           Standard Register Co.#...................  12,354    160,355
           Thomas Nelson, Inc.#.....................   8,274    246,151
           Topps Co., Inc.#.........................  25,587    209,046
           Value Line, Inc..........................     971     40,685
                                                             ----------
                                                              5,367,823
                                                             ----------
         Railroads & Equipment -- 0.40%
           American Railcar Industries, Inc.........   6,123    210,448
           Florida East Coast Industries, Inc.#.....  23,363  1,294,544
           Genesee & Wyoming, Inc., Class A+#.......  25,176    756,287
           Kansas City Southern+#...................  52,938  1,404,445
           RailAmerica, Inc.+#......................  27,238    306,427
                                                             ----------
                                                              3,972,151
                                                             ----------
         Real Estate -- 0.40%
           Avatar Holdings, Inc.+#..................   4,178    235,430
           California Coastal Communities, Inc.+#...   5,656    199,544
           Consolidated-Tomoka Land Co.#............   4,084    237,280
           Housevalues, Inc.+#......................   4,628     41,097
           Jones Lang LaSalle, Inc..................  24,554  1,952,289
           Mercer International Inc.+#..............  20,665    181,645
           Resource Capital Corp.#..................   2,888     36,793
           Tarragon Reality Investors, Inc.#........   9,038    138,010
           Trammell Crow Co.+#......................  25,165    871,464
           United Capital Corp.+#...................   2,094     46,906
           ZipRealty, Inc.+#........................   5,011     44,698
                                                             ----------
                                                              3,985,156
                                                             ----------
         Real Estate Investment Trusts -- 5.56%
           AAMES Investment Corp.#..................  29,722    157,229
           Acadia Realty Trust#.....................  20,014    428,100
           Affordable Residential Communities#......  18,747    198,718
           Agree Realty Corp.#......................   5,534    170,724
           Alexander's, Inc.+.......................   1,387    350,190
           Alexandria Real Estate Equities, Inc.#...  16,218  1,361,663
           American Campus Communities, Inc.#.......  11,982    285,891
           American Home Mortgage Investment Corp.#.  31,311  1,044,848
           Anthracite Capital, Inc.#................  41,055    462,279
           Anworth Mtg. Asset Corp..................  34,166    269,911
           Arbor Realty Trust, Inc.#................   9,247    226,182
           Ashford Hospitality Trust, Inc.#.........  32,619    389,797
           BioMed Realty Trust, Inc.................  32,160    922,027
           Boykin Lodging Co.+#.....................  12,645    135,175
           Brandywine Realty Trust..................  62,838  1,823,559
           Capital Lease Funding, Inc.#.............  17,448    207,631
           Capital Trust, Inc.#.....................   8,644    294,415
           Cedar Shopping Centers, Inc.#............  19,497    283,486
           CentraCore PropertiesTrust#..............   7,931    192,089
           Colonial Properties Trust................  32,300  1,443,810
           Columbia Equity Trust, Inc.#.............   9,997    151,755

                                                               Value
                                                      Shares  (Note 3)

        ---------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Corporate Office Properties Trust#......... 22,326 $  881,877
          Cousins Properties, Inc.#.................. 28,344    856,556
          Deerfield Triarc Capital Corp.............. 18,031    234,042
          DiamondRock Hospitality Co.#............... 18,726    284,073
          Digital Realty Trust, Inc..................  8,151    204,590
          EastGroup Properties, Inc.................. 15,852    697,964
          ECC Capital Corp.#......................... 41,112     53,446
          Education Realty Trust, Inc.#.............. 18,874    266,123
          Entertainment Properties Trust............. 19,388    795,877
          Equity Inns, Inc.#......................... 38,921    601,329
          Equity Lifestyle Properties, Inc.#......... 13,620    587,703
          Equity One, Inc.#.......................... 26,660    591,852
          Extra Space Storage, Inc.#................. 37,295    566,511
          FelCor Lodging Trust, Inc.................. 36,082    750,866
          Fieldstone Investment Corp................. 35,218    366,972
          First Industrial Realty Trust, Inc.#....... 30,982  1,146,334
          First Potomac Realty Trust#................ 14,134    377,661
          Getty Realty Corp.#........................ 12,635    325,351
          Glenborough Realty Trust, Inc.............. 21,709    432,226
          Glimcher Realty Trust#..................... 25,814    651,804
          GMH Communities Trust#..................... 28,626    326,336
          Government Properties Trust, Inc.#......... 14,928    128,232
          Gramercy Capital Corp.#.................... 11,950    312,612
          Heritage Property Investment Trust, Inc.#.. 19,858    695,427
          Hersha Hospitality Trust#.................. 14,634    136,682
          Highland Hospitality Corp.#................ 42,626    515,775
          Highwoods Properties, Inc.................. 38,808  1,203,048
          Home Properties of New York, Inc........... 22,719  1,130,043
          HomeBanc Corp.#............................ 40,692    317,398
          IMPAC Mtg. Holdings, Inc.#................. 54,267    577,944
          Inland Real Estate Corp.#.................. 48,482    686,505
          Innkeepers USA Trust....................... 30,847    478,745
          Investors Real Estate Trust#............... 32,107    295,063
          JER Investors Trust, Inc.#.................  9,502    148,516
          Kilroy Realty Corp......................... 20,838  1,382,185
          Kite Realty Group Trust#................... 19,943    295,954
          Lasalle Hotel Properties................... 28,421  1,180,324
          Lexington Corporate Properties Trust....... 37,357    759,841
          LTC Properties, Inc.#...................... 16,719    367,149
          Luminent Mtg. Capital, Inc................. 29,246    260,582
          Maguire Properties, Inc.................... 26,399    835,792
          Medical Properties Trust, Inc.#............  9,252    112,042
          MFA Mtg. Investments, Inc.................. 59,412    402,813
          Mid-America Apartment Communities, Inc..... 13,636    688,618
          MortgageIT Holdings, Inc.#................. 18,122    220,907
          National Health Investors, Inc.#........... 16,896    452,137
          National Health Realty, Inc.#..............  5,202     91,243
          National Retail Properties, Inc.#.......... 39,758    767,329
          Nationwide Health Properties, Inc.#........ 48,388  1,015,664
          Newcastle Investment Corp.#................ 31,561    776,401
          Newkirk Realty Trust, Inc.#................ 10,814    184,811
          NorthStar Realty Finance Corp.............. 19,773    218,689
          Novastar Financial, Inc.#.................. 21,082    663,661
          Omega Healthcare Investors, Inc............ 40,235    496,098
          One Liberty Properties, Inc................  5,546    109,755
          Opteum, Inc.#.............................. 17,279    145,835
          Origen Financial, Inc.#.................... 12,400     77,128
          Parkway Properties, Inc.#.................. 10,149    399,363
          Pennsylvania Real Estate Investment Trust#. 26,308    981,288
          Post Properties, Inc.#..................... 30,310  1,297,268
          PS Business Parks, Inc.#................... 11,872    630,997
          RAIT Investment Trust#..................... 19,898    501,430
          Ramco-Gershenson Properties Trust#......... 10,464    272,064
          Redwood Trust, Inc.#....................... 14,174    651,437
          Republic Property Trust#................... 18,054    185,956
          Saul Centers, Inc..........................  7,884    281,222
          Saxon Capital, Inc.#....................... 35,974    401,110
          Senior Housing Properties Trust #.......... 43,048    740,856

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   131


                                                               Value
                                                     Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Real Estate Investment Trusts (continued)
          Sizeler Property Investors, Inc.#.........  13,318 $   191,912
          Sovran Self Storage, Inc..................  12,335     581,842
          Spirit Finance Corp.#.....................  57,720     672,438
          Strategic Hotel Capital, Inc.#............  42,255     867,073
          Sun Communities, Inc......................  11,689     379,893
          Sunstone Hotel Investors, Inc.#...........  26,377     730,643
          Tanger Factory Outlet Centers, Inc........  22,158     672,939
          Taubman Centers, Inc......................  36,556   1,422,028
          Trustreet Properties, Inc.#...............  47,818     620,678
          U-Store-It Trust#.........................  30,075     482,704
          Universal Health Realty Income Trust#.....   8,482     264,384
          Urstadt Biddle Properties, Inc., Class A#.  15,180     246,827
          Washington Real Estate Investment Trust#..  30,304   1,059,125
          Winston Hotels, Inc.......................  19,120     208,026
                                                             -----------
                                                              54,673,423
                                                             -----------
        Registered Investment Companies -- 0.04%
          Gladstone Capital Corp.#..................   8,148     179,501
          NGP Capital Resources Co.#................  12,548     174,417
                                                             -----------
                                                                 353,918
                                                             -----------
        Retail -- 3.69%
          99 Cents Only Stores+#....................  30,676     342,958
          Aaron Rents, Inc., Class B#...............  28,108     758,916
          AC Moore Arts & Crafts, Inc.+#............  10,457     183,102
          Aeropostale, Inc.+........................  40,014     989,946
          Allion Healthcare, Inc.+#.................   3,699      29,851
          Big 5 Sporting Goods Corp.#...............  14,650     309,994
          Big Lots, Inc.+#..........................  81,895   1,328,337
          Blue Nile, Inc.+#.........................  10,675     319,183
          Blyth, Inc................................  19,153     405,086
          Bombay Co., Inc.+#........................  25,912      59,598
          Bon-Ton Stores, Inc.#.....................   4,631     122,351
          Build-A-Bear Workshop, Inc.+#.............   6,894     204,752
          Building Materials Holding Corp.#.........  20,068     572,339
          Cabela's, Inc.+#..........................  22,223     396,236
          Casey's General Stores, Inc.#.............  36,183     810,137
          Cash America International, Inc.#.........  21,127     650,078
          Central Garden & Pet Co.+#................  13,912     582,495
          Citi Trends, Inc.+#.......................   3,099     139,486
          Coldwater Creek, Inc.+#...................  38,463     988,499
          Conns, Inc.+#.............................   3,429      99,167
          Cost Plus, Inc.+#.........................  15,874     239,856
          Deb Shops, Inc.#..........................   3,106      90,944
          Design Within Reach, Inc.+#...............   8,607      44,670
          Drugstore.Com, Inc.+......................  49,241     141,322
          DSW, Inc.+#...............................   8,242     247,260
          First Cash Financial Services, Inc.+......  18,418     395,250
          Fossil, Inc.+#............................  34,906     636,336
          Fred's, Inc., Class A#....................  28,711     418,032
          GameStop Corp.+#..........................  39,354   1,689,861
          Golf Galaxy, Inc.+#.......................   3,283      56,862
          Great Atlantic & Pacific Tea Co.+#........  12,602     317,570
          Guitar Center, Inc.+#.....................  18,653     898,142
          Hibbett Sporting Goods, Inc.+#............  25,747     665,817
          Homestore Common, Inc.+#.................. 106,201     632,958
          IKON Office Solutions, Inc................  78,838   1,018,587
          Ingles Markets, Inc., Class A#............   8,047     138,972
          Insight Enterprises, Inc.+................  34,896     633,013
          Jo-Ann Stores, Inc.+#.....................  16,595     275,477
          Jos. A. Bank Clothiers, Inc.+#............  12,139     440,888
          Krispy Kreme Doughnuts, Inc.+.............  39,858     375,861
          Leapfrog Enterprises, Inc.+#..............  23,368     239,522
          Longs Drug Stores Corp.#..................  22,168   1,020,615
          MarineMax, Inc.+#.........................   9,689     278,753
          Movado Group, Inc.#.......................  13,214     246,970
          Movie Gallery, Inc.#......................  18,061      90,124
          MWI Veterinary Supply, Inc.+#.............   3,450     105,225

                                                            Value
                                                   Shares  (Note 3)

          -----------------------------------------------------------
          Retail (continued)
            Myers Industries, Inc................. 18,958 $   301,432
            Nash Finch Co.#.......................  9,211     213,972
            New York & Co., Inc.+#................  9,403     111,614
            Nu Skin Enterprises, Inc., Class A#... 40,589     696,507
            Overstock.com, Inc.+#.................  7,550     162,552
            Pacific Sunwear of California, Inc.+#. 54,446   1,195,090
            Pantry, Inc.+#........................ 12,263     708,801
            Pathmark Stores, Inc.+#............... 36,114     337,666
            Petco Animal Supplies, Inc.+#......... 41,552     879,240
            Pier 1 Imports, Inc.#................. 62,079     527,051
            Pozen, Inc.+#......................... 17,224     241,136
            Priceline.com, Inc.+#................. 18,144     564,278
            Regis Corp.#.......................... 32,445   1,125,193
            Restoration Hardware, Inc.+#.......... 21,713     140,700
            Retail Ventures, Inc.+#............... 12,016     183,244
            Ruddick Corp.#........................ 24,644     577,655
            Rush Enterprises, Inc.+#.............. 14,899     259,541
            Ryans Restaurant Group, Inc.+#........ 30,278     374,539
            School Specialty, Inc.+#.............. 16,439     592,462
            Select Comfort Corp.+#................ 26,024     852,546
            Sharper Image Corp.+#.................  8,409     114,026
            Smart & Final, Inc.+#.................  9,589     164,451
            Sturm, Ruger & Co., Inc.#............. 15,292      94,046
            Syms Corp.+#..........................  4,701      84,524
            Systemax, Inc.+#......................  6,953      52,008
            Tractor Supply Co.+#.................. 23,678   1,316,734
            Tuesday Morning Corp.#................ 18,632     299,416
            United Stationers, Inc.+#............. 23,945   1,111,527
            Weis Markets, Inc.#................... 10,254     410,570
            West Marine, Inc.+#...................  9,830     141,159
            Wilsons The Leather Experts, Inc.+#... 13,659      49,855
            Yankee Candle Co., Inc.#.............. 29,541     805,879
            Zale Corp.+#.......................... 34,540     810,999
            Zumiez, Inc.+#........................  4,504     151,289
                                                          -----------
                                                           36,283,100
                                                          -----------
          Retirement/Aged Care -- 0.21%
            American Retirement Corp.+#........... 22,430     722,470
            Brookdale Senior Living, Inc.#........  8,003     395,748
            Sunrise Senior Living, Inc.+#......... 28,903     967,962
                                                          -----------
                                                            2,086,180
                                                          -----------
          Savings & Loan -- 1.81%
            Anchor BanCorp Wisconsin, Inc.#....... 16,397     477,973
            Bank Mutual Corp...................... 41,259     479,842
            BankAtlantic Bancorp, Inc., Class A#.. 31,581     464,241
            Bankunited Financial Corp............. 22,344     693,111
            Berkshire Hills Bancorp, Inc..........  5,557     191,161
            Beverly Hills Bancorp, Inc.#..........  9,899      92,952
            BFC Financial Corp.+#................. 17,394     112,887
            Brookline Bancorp, Inc.#.............. 44,466     636,753
            Charter Financial Corp.#..............  2,827     107,115
            Clifton Savings Bancorp, Inc.#........  9,687     102,488
            Coastal Financial Corp.#.............. 11,535     149,378
            Commercial Capital Bancorp, Inc.#..... 31,913     501,034
            CSF Holding+(2)(3)....................  2,375           0
            Dime Community Bancshares#............ 19,208     271,601
            Fidelity Bankshares, Inc.............. 16,177     524,297
            First Defiance Financial Corp.#.......  5,068     137,241
            First Financial Holdings, Inc.#.......  8,908     276,772
            First Indiana Corp.#..................  9,638     252,708
            First Niagara Financial Group, Inc.... 78,614   1,107,671
            First Place Financial Corp.#.......... 10,806     246,917
            FirstFed Financial Corp.+#............ 11,922     689,568
            Flagstar Bancorp, Inc.#............... 24,961     402,871
            Flushing Financial Corp.#............. 13,862     230,664
            Franklin Bank Corp.+#................. 14,571     289,963
            Harbor Florida Bancshares, Inc.#...... 15,004     551,547
            Horizon Financial Corp.#..............  7,299     178,607

 132 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                                     Value
                                                           Shares   (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Savings & Loan (continued)
   Investors Bancorp, Inc.+...............................  38,321 $   524,998
   Itla Capital Corp......................................   4,150     206,877
   Kearny Financial Corp.#................................  15,736     215,583
   KNBT Bancorp, Inc.#....................................  22,265     362,919
   MAF Bancorp, Inc.......................................  24,557   1,063,073
   NASB Financial, Inc.#..................................   2,210      74,344
   NewAlliance Bancshares, Inc.#..........................  82,326   1,158,327
   Northwest Bancorp, Inc.#...............................  14,148     354,266
   OceanFirst Financial Corp.#............................   6,475     141,025
   Partners Trust Financial Group, Inc.#..................  35,996     410,714
   PennFed Financial Services, Inc.#......................   6,571     120,709
   PFF Bancorp, Inc.#.....................................  14,012     476,408
   Provident Financial Holdings, Inc.#....................   3,550      98,939
   Provident Financial Services, Inc.#....................  49,516     909,114
   Provident New York Bancorp#............................  27,772     358,814
   Rockville Financial, Inc.+#............................   6,307      89,938
   Sound Federal Bancorp, Inc.#...........................   8,037     166,205
   Sterling Financial Corp.#..............................  24,938     749,138
   TierOne Corp...........................................  13,082     429,090
   United Community Financial Corp.#......................  19,522     224,698
   United Financial Bancorp, Inc.#........................   5,782      67,707
   Wauwatosa Holdings, Inc.+#.............................   7,685     120,654
   Westfield Financial, Inc.#.............................   3,137      75,257
   WSFS Financial Corp.#..................................   3,896     238,864
                                                                   -----------
                                                                    17,807,023
                                                                   -----------
 Schools -- 0.53%
   Bright Horizons Family Solutions, Inc.+#...............  19,527     695,161
   Corinthian Colleges, Inc.+#............................  61,997     856,179
   DeVry, Inc.+...........................................  42,002   1,029,049
   Educate, Inc.+#........................................  13,205     115,940
   Learning Tree International, Inc.+#....................   6,480      58,190
   Lincoln Educational Services+#.........................   3,035      51,109
   Shuffle Master, Inc.+#.................................  25,628     934,397
   Strayer Education, Inc.#...............................  10,559   1,052,732
   Universal Technical Institute, Inc.+#..................  15,426     381,794
                                                                   -----------
                                                                     5,174,551
                                                                   -----------
 Semiconductors -- 3.67%
   Actel Corp.+#..........................................  18,154     251,978
   ADE Corp.+.............................................   7,263     233,941
   Advanced Analogic Technologies, Inc.+#.................   8,050      92,816
   Amis Holdings, Inc.+#..................................  31,694     310,918
   Amkor Technology, Inc.+#...............................  72,260     687,193
   Applied Micro Circuits Corp.+#......................... 222,174     653,192
   Asyst Technologies, Inc.+#.............................  34,315     236,087
   Atmel Corp.+#.......................................... 303,168   1,455,206
   ATMI, Inc.+#...........................................  26,789     701,872
   Axcelis Technologies, Inc.+#...........................  72,255     460,264
   Brooks Automation, Inc.+#..............................  53,551     646,896
   Cirrus Logic, Inc.+#...................................  61,363     501,949
   Cohu, Inc.#............................................  15,609     270,504
   Conexant Systems, Inc.+#............................... 339,848     995,755
   Credence Systems Corp.+#...............................  64,457     293,924
   Cypress Semiconductor Corp.+#.......................... 100,368   1,523,586
   Diodes, Inc.+#.........................................  12,030     428,388
   Emcore Corp.+#.........................................  26,705     254,499
   Emulex Corp.+#.........................................  59,933   1,062,013
   Entegris, Inc.+#.......................................  85,466     827,311
   Exar Corp.+#...........................................  25,363     334,792
   Fairchild Semiconductor International, Inc., Class A+#.  86,324   1,508,080
   FormFactor, Inc.+......................................  28,153   1,090,647
   Genesis Microchip, Inc.+#..............................  25,486     311,694
   Hittite Microwave Corp.+#..............................   3,534     125,669
   Ikanos Communications, Inc.+#..........................   5,102      81,071
   Integrated Device Technology, Inc.+.................... 141,407   2,027,776
   Integrated Silicon Solution, Inc.+#....................  26,562     149,810
   IXYS Corp.+#...........................................  17,815     178,150

                                                                   Value
                                                         Shares   (Note 3)

    ------------------------------------------------------------------------
    Semiconductors (continued)
      Kopin Corp.+#.....................................  50,762 $   226,399
      Kulicke & Soffa Industries, Inc.+#................  37,338     301,318
      Laedis Technology, Inc.+#.........................  13,054      67,098
      Lattice Semiconductor Corp.+......................  81,932     494,050
      LTX Corp.+#.......................................  44,250     328,335
      Mattson Technology, Inc.+#........................  30,703     275,099
      Micrel, Inc.+#....................................  44,807     504,527
      Microsemi Corp.+#.................................  46,763   1,121,377
      MKS Instruments, Inc.+............................  23,529     513,638
      Monolithic Power Systems, Inc.+...................  13,078     191,593
      Omnivision Technologies, Inc.+#...................  37,844   1,108,829
      ON Semiconductor Corp.+#.......................... 126,236     762,465
      Pericom Semiconductor Corp.+#.....................  19,028     165,544
      Photronics, Inc.+#................................  28,822     486,227
      PLX Technology, Inc.+#............................  16,801     200,604
      Portalplayer, Inc.+#..............................  11,626     116,841
      Power Integrations, Inc.+#........................  21,201     373,562
      Rambus, Inc.+#....................................  71,757   1,740,825
      Rudolph Technologies, Inc.+#......................  17,250     286,005
      Semitool, Inc.+#..................................  13,249     120,036
      Semtech Corp.+#...................................  53,187     890,350
      Sigmatel, Inc.+#..................................  25,740     141,055
      Sirf Technology Holdings, Inc.+#..................  26,697     782,489
      Skyworks Solutions, Inc.+#........................ 113,595     642,948
      Spansion LLC, Class A+#...........................  30,445     548,923
      Supertex, Inc.+#..................................   7,204     292,194
      Tessera Technologies, Inc.+#......................  31,672     894,417
      TranSwitch Corp.+#................................  91,035     170,235
      Trident Microsystems, Inc.+#......................  39,272     867,126
      Triquint Semiconductor, Inc.+#.................... 100,116     516,599
      Ultratech Stepper, Inc.+#.........................  17,250     308,602
      Varian Semiconductor Equipment Associates, Inc.+#.  39,824   1,232,553
      Veeco Instruments, Inc.+#.........................  18,991     459,012
      Vitesse Semiconductor Corp.+#..................... 157,384     264,405
      Volterra Semiconductor Corp.+#....................  10,988     167,677
      Zoran Corp.+......................................  33,608     831,798
                                                                 -----------
                                                                  36,090,736
                                                                 -----------
    Telecommunications -- 3.21%
      Adtran, Inc.......................................  47,420   1,195,932
      Airspan Networks, Inc.+#..........................  27,549     146,010
      Alaska Communications Systems Holdings, Inc.#.....   9,355     116,189
      Anaren, Inc.+#....................................  12,490     245,553
      Applied Signal Technology, Inc.#..................   8,192     143,770
      Arris Group, Inc.+#...............................  74,926     900,611
      Atheros Communications, Inc.+.....................  24,722     546,109
      Audiovox Corp., Class A+#.........................  12,312     150,206
      Brightpoint, Inc.+................................  35,293     754,564
      Broadwing Corp.+#.................................  52,309     596,323
      Cbeyond Communications, Inc.+#....................   4,427      88,053
      Centennial Communications Corp., Class A+#........  15,888      92,786
      Ciena Corp.+#..................................... 412,677   1,729,117
      Cincinnati Bell, Inc.+#........................... 177,230     689,425
      Comtech Telecommunications Corp.+#................  16,433     493,976
      Consolidated Communications Holdings, Inc.#.......  11,304     185,160
      CT Communications, Inc............................  13,704     222,553
      Digi International, Inc.+#........................  16,280     193,569
      Ditech Networks, Inc.+#...........................  23,060     208,462
      Dobson Communications Corp., Class A+#............ 102,183     877,752
      EndWave Corp.+#...................................   5,215      67,117
      Essex Corp.+#.....................................  12,335     224,374
      Fairpoint Communications, Inc.#...................  19,574     263,858
      Finisar Corp.+#................................... 155,918     712,545
      Foundry Networks, Inc.+#..........................  88,253   1,134,934
      General Communication, Inc.+#.....................  39,974     522,860
      Glenayre Technologies, Inc.+#.....................  48,263     134,654
      Globetel Communications Corp.+#...................  49,490      66,317
      Golden Telecom, Inc.#.............................  15,560     391,645

 May 31, 2006 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   133


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Telecommunications (continued)
           Hungarian Telephone & Cable Corp.+#.....   2,789 $    44,206
           IDT Corp., Class B+#....................  39,630     548,479
           Iowa Telecommunications Services, Inc.#.  16,225     292,050
           Ixia+#..................................  23,697     244,316
           Level 3 Communications, Inc.+#.......... 589,592   2,930,272
           MasTec, Inc.+#..........................  24,703     317,928
           MRV Communications, Inc.+#..............  75,201     224,851
           Netgear, Inc.+#.........................  22,945     537,142
           NeuStar, Inc.+..........................  17,409     560,048
           North Pittsburgh Systems, Inc.#.........  10,821     272,689
           Novatel Wireless, Inc.+#................  20,932     233,182
           NTELOS Holdings Corp.+#.................  10,374     144,406
           Oplink Communications, Inc.+#...........  10,587     199,988
           Plantronics, Inc.#......................  35,381     762,461
           Powerwave Technologies, Inc.+#..........  78,768     771,139
           Preformed Line Products Co.#............   1,777      62,888
           Premiere Global Services, Inc.+#........  51,914     389,355
           Price Communications Corp.+#............  33,040     539,543
           RCN Corp.+#.............................  16,482     432,982
           RF Micro Devices, Inc.+#................ 135,235     980,454
           SafeNet, Inc.+#.........................  17,734     294,739
           SBA Communcations Corp.+#...............  61,461   1,406,842
           Shenandoah Telecommunications Co.#......   4,924     219,020
           Sonus Networks, Inc.+#.................. 178,977     834,033
           Spectralink Corp.#......................  13,811     128,166
           SureWest Communications#................  10,522     203,706
           Sycamore Networks, Inc.+................ 127,272     562,542
           Symmetricom, Inc.+#.....................  33,257     241,113
           Syniverse Holdings, Inc.+#..............  12,687     206,798
           Talk America Holdings, Inc.+#...........  21,524     167,887
           Tekelec+#...............................  40,753     588,066
           Telkonet, Inc.+#........................  25,615      94,775
           Time Warner Telecom, Inc., Class A+#....  42,613     648,996
           UbiquiTel, Inc.+#.......................  54,787     570,333
           USA Mobility, Inc.+#....................  19,362     392,855
           UTStarcom, Inc.+#.......................  75,972     484,701
           Valor Communications Group, Inc.#.......  21,170     260,814
           ViaSat, Inc.+#..........................  15,565     396,907
           Westell Technologies, Inc., Class A+#...  38,932     103,559
           Zhone Technologies, Inc.+#..............  79,240     166,404
                                                            -----------
                                                             31,555,059
                                                            -----------
         Textile - Products -- 0.11%
           Angelica Corp.#.........................   6,618     127,132
           Dixie Group, Inc., Class A+#............   7,729     105,887
           G&K Services, Inc., Class A#............  13,975     539,715
           Innovo Group, Inc.+#....................  18,322      13,558
           UniFirst Corp.#.........................   6,695     214,575
           Wellman, Inc.#..........................  23,398     102,249
                                                            -----------
                                                              1,103,116
                                                            -----------
         Therapeutics -- 1.26%
           Amylin Pharmaceuticals, Inc.+#..........  79,168   3,598,186
           AtheroGenics, Inc.+#....................  27,189     361,342
           Bioenvision, Inc.+#.....................  29,158     168,533
           BioMarin Pharmaceutical, Inc.+#.........  60,396     784,544
           Cell Therapeutics, Inc.+#...............  73,034     102,978
           CV Therapeutics, Inc.+#.................  31,297     521,408
           Cypress Biosciences, Inc.+#.............  23,100     159,159
           Discovery Laboratories, Inc.+#..........  43,984      98,084
           DOV Pharmaceutical, Inc.+#..............  16,414      50,719
           Inspire Phamaceuticals, Inc.+#..........  30,337     145,011
           Introgen Therapeutics, Inc.+#...........  14,298      71,061
           Ista Pharmaceuticals, Inc.+#............   9,841      58,259
           Mannkind Corp.+#........................  18,276     347,975
           Medarex, Inc.+#.........................  79,815     818,902
           Medicines Co.+#.........................  35,632     659,192
           MGI Pharma, Inc.+#......................  55,447     998,601

                                                                    Value
                                                          Shares   (Note 3)

   --------------------------------------------------------------------------
   Therapeutics (continued)
     Nabi Biopharmaceuticals+#...........................  42,435 $   249,093
     Neurocrine Biosciences, Inc.+#......................  26,424     520,817
     Nitromed, Inc.+#....................................  14,328      58,602
     NPS Pharmaceuticals, Inc.+#.........................  33,147     183,634
     Nuvelo, Inc.+.......................................  37,253     609,459
     Onyx Pharmaceuticals, Inc.+#........................  29,128     582,269
     Renovis, Inc.+#.....................................  16,211     264,239
     Threshold Pharmaceuticals, Inc.+#...................   4,870      19,967
     Trimeris, Inc.+#....................................  12,790     137,876
     United Therapeutics Corp.+#.........................  16,317     785,827
     ViaCell, Inc.+#.....................................   5,692      28,574
                                                                  -----------
                                                                   12,384,311
                                                                  -----------
   Tobacco -- 0.13%
     Alliance One International, Inc.#...................  62,448     269,775
     Universal Corp.#....................................  18,477     681,062
     Vector Group, Ltd.#.................................  22,160     372,067
                                                                  -----------
                                                                    1,322,904
                                                                  -----------
   Utilities - Communication -- 0.05%
     Commonwealth Telephone Enterprises, Inc.#...........  15,274     504,806
                                                                  -----------
   Utilities - Electric -- 1.29%
     Allete, Inc.........................................  18,279     831,329
     Black Hills Corp.#..................................  23,470     793,990
     Central Vermont Public Service Corp.#...............   8,832     158,534
     CH Energy Group, Inc.#..............................  11,367     523,450
     Cleco Corp..........................................  35,981     799,138
     Duquesne Light Holdings, Inc.#......................  55,921     907,598
     El Paso Electric Co.+#..............................  34,422     663,656
     Empire District Electric Co.#.......................  18,617     405,851
     Headwaters, Inc.+#..................................  29,825     818,696
     Idacorp, Inc.#......................................  30,430   1,016,666
     MGE Energy, Inc.....................................  14,751     456,396
     NorthWestern Corp...................................  25,682     893,734
     Ormat Technologies, Inc.............................   5,189     193,394
     Otter Tail Corp.....................................  21,029     548,647
     Pike Electric Corp.+................................   9,733     190,280
     Plug Power, Inc.+#..................................  36,427     186,142
     Sierra Pacific Resources+#.......................... 144,784   2,005,259
     UIL Holdings Corp.#.................................  10,561     583,284
     UniSource Energy Corp...............................  24,920     755,076
                                                                  -----------
                                                                   12,731,120
                                                                  -----------
   Utilities - Gas, Distribution -- 0.56%
     EnergySouth, Inc.#..................................   4,903     156,307
     Nicor, Inc.#........................................  31,829   1,304,352
     Northwest Natural Gas Co.#..........................  19,869     693,031
     South Jersey Industries, Inc.#......................  20,159     541,471
     Southwest Gas Corp..................................  28,536     830,683
     WGL Holdings, Inc.#.................................  35,115   1,011,312
     World Fuel Services Corp.#..........................  19,522     975,124
                                                                  -----------
                                                                    5,512,280
                                                                  -----------
   Utilities - Gas, Pipeline -- 0.12%
     Aquila, Inc.+#...................................... 269,186   1,160,192
                                                                  -----------
   Utilities - Miscellaneous -- 0.04%
     Casella Waste Systems, Inc., Class A+#..............  13,940     217,464
     Pacific Ethanol, Inc.+#.............................   2,237      65,119
     Quantum Fuel Systems Technologies Worldwide, Inc.+#.  32,590     130,360
                                                                  -----------
                                                                      412,943
                                                                  -----------
   Water Services -- 0.19%
     American States Water Co............................  12,095     446,305
     California Water Service Group#.....................  12,454     467,399
     Connecticut Water Service, Inc.#....................   5,818     135,327
     Middlesex Water Co.#................................   8,207     148,711
     Pico Holdings, Inc.+#...............................   6,162     209,508

 134 SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED   May 31, 2006


                                                       Shares/
                                                      Principal      Value
                                                       Amount       (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Water Services (continued)
   SJW Corp.#.......................................       11,028 $    249,453
   Southwest Water Co.#.............................       15,524      201,036
                                                                  ------------
                                                                     1,857,739
                                                                  ------------
 Total Common Stock
    (Cost $768,444,868).............................               918,869,032
                                                                  ------------
 WARRANTS -- 0.00%
 Financial Services -- 0.00%
   Imperial Credit Industries, Inc.:
    Expires 1/31/08 (Strike price $2.15)+(2)(3)(6)..          255            0
                                                                  ------------
 Information Processing - Software -- 0.00%
   Microstrategy, Inc.:
    Expires 6/24/07 (Strike price $400.00)(6).......          491           54
                                                                  ------------
 TOTAL WARRANTS
    (Cost $0).......................................                        54
                                                                  ------------
 CORPORATE BONDS -- 0.01%
 Metals -- 0.01%
   Mueller Industries, Inc.:
    6.00% due 11/01/14#
    (Cost $152,000)................................. $    152,000      136,800
                                                                  ------------
 Total Long-Term Investment Securities
    (Cost $768,596,868).............................               919,005,886
                                                                  ------------
 SHORT-TERM INVESTMENT SECURITIES -- 29.90%
 Collective Investment Pool -- 25.08%
   Securities Lending Quality Trust(4)..............  246,749,734  246,749,734
                                                                  ------------
 Commercial Paper -- 4.58%
   Rabobank USA Financial Corp.:
    5.06% due 06/01/06..............................   45,000,000   45,000,000
                                                                  ------------
 Government Obligations -- 0.25%
   United States Treasury Bills:
    4.54% due 06/15/06@.............................      300,000      299,474
    4.55% due 06/15/06@.............................       70,000       69,877
    4.57% due 06/08/06@.............................      285,000      284,749
    4.57% due 06/15/06@.............................       40,000       39,929
    4.59% due 06/22/06@.............................       45,000       44,881
    4.60% due 06/22/06@.............................       25,000       24,934
    4.62% due 06/22/06@.............................       50,000       49,866
    4.63% due 06/22/06@.............................      100,000       99,731
    4.64% due 06/22/06@.............................       40,000       39,893
    4.64% due 07/13/06@.............................       10,000        9,946
    4.65% due 06/22/06@.............................      250,000      249,327
    4.65% due 07/13/06@.............................      110,000      109,407
    4.66% due 07/13/06@.............................      100,000       99,460
    4.67% due 06/22/06@.............................      780,000      777,888
    4.67% due 07/13/06@.............................      160,000      159,134
    4.68% due 06/22/06@.............................       10,000        9,973
    4.68% due 07/13/06@.............................       50,000       49,729
                                                                  ------------
                                                                     2,418,198
                                                                  ------------
 Total Short-Term Investment Securities
    (Cost $294,167,932).............................               294,167,932
                                                                  ------------


                                                                   Principal       Value
                                                                    Amount        (Note 3)

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.61%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in
   the amount of $15,821,017 and collateralized by Federal
   Home Loan Bank Notes, bearing interest at 4.00%, due
   06/13/08 and having an approximate value of $16,294,449
   (Cost $15,819,000)............................................ 15,819,000       15,819,000
                                                                               --------------
TOTAL INVESTMENTS
   (Cost $1,078,583,800)(5)......................................     124.93%   1,228,992,818
Liabilities in excess of other assets............................     (24.93)%   (245,250,423)
                                                                  ----------   --------------
NET ASSETS --                                                         100.00%  $  983,742,395
                                                                  ==========   ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Security represents an investment in an affiliated company (see Note 4).
(2)Fair value security (see Note 3).
(3)Illiquid Security
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.
(6)To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2006, the Small Cap Index Fund held the following restricted securities:

                                                                Market
                         Acquisition        Acquisition Market   Value      % of
          Name              Date     Shares    Cost     Value  Per Share Net Assets
------------------------ ----------- ------ ----------- ------ --------- ----------
Imperial Credit Industry 02/06/2002   255       $0       $ 0     $0.00      0.00%
Microstrategy, Inc...... 06/24/2002   491        0        54      0.11      0.00
                                                --       ---                ----
                                                $0       $54                0.00
                                                ==       ===                ====

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                           Expiration  Value at   Value as of   Appreciation
Contracts        Description           Date    Trade Date  May 31, 2006 (Depreciation)
--------------------------------------------------------------------------------------
871 Long  Russell E Mini 2000 Index June 2006  $65,853,969 $62,903,620   $(2,950,349)
                                                                         ===========

See Notes to Financial Statements

 May 31, 2006      SMALL CAP SPECIAL VALUES FUND - PORTFOLIO PROFILE       135
                                      (Unaudited)

Industry Allocation*

                   Insurance.........................   6.55%
                   Electronics/Electrical Equipment..   5.81%
                   Oil & Gas.........................   5.80%
                   Banks.............................   5.56%
                   Retail............................   4.82%
                   Commercial Services...............   4.74%
                   Leisure & Tourism.................   4.47%
                   Chemical..........................   4.36%
                   Machinery.........................   3.81%
                   Paper/Forest Products.............   3.49%
                   Metals............................   3.23%
                   Apparel & Products................   3.07%
                   Time Deposit......................   3.01%
                   Foods.............................   2.95%
                   Household Products................   2.83%
                   Utilities -- Electric.............   2.38%
                   Real Estate Investment Trusts.....   2.29%
                   Building Materials................   2.00%
                   Freight...........................   1.86%
                   Financial Services................   1.85%
                   Information Processing -- Software   1.84%
                   Savings & Loan....................   1.84%
                   Automotive........................   1.74%
                   Information Processing -- Hardware   1.73%
                   Information Processing -- Services   1.55%
                   Aerospace/Defense.................   1.39%
                   Publishing........................   1.35%
                   Utilities -- Communication........   1.30%
                   Appliances/Furnishings............   1.14%
                   Fertilizers.......................   1.00%
                   Human Resources...................   0.99%
                   Home Builders.....................   0.97%
                   Semiconductors....................   0.96%
                   Advertising.......................   0.82%
                   Telecommunications................   0.77%
                   Medical Technology................   0.66%
                   Drugs.............................   0.65%
                   Hardware & Tools..................   0.64%
                   Real Estate.......................   0.61%
                   Multimedia........................   0.58%
                   Hospital Supplies.................   0.56%
                   Healthcare........................   0.49%
                   Utilities -- Gas, Pipeline........   0.49%
                   Hospital Management...............   0.25%
                   Airlines..........................   0.23%
                   Textile -- Products...............   0.20%
                   Pollution Control.................   0.19%
                   Funeral Services..................   0.18%
                   Retirement/Aged Care..............   0.14%
                   Broadcasting......................   0.07%
                                                      ------
                                                      100.21%
                                                      ======

*  Calculated as a percentage of net assets.

 136   SMALL CAP SPECIAL VALUES FUND - SCHEDULE OF INVESTMENTS    May 31, 2006


                                                                 Value
                                                      Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.80%
      Advertising -- 0.82%
        Valassis Communications, Inc.+............... 105,163 $  3,048,675
                                                              ------------
      Aerospace/Defense -- 1.39%
        AAR Corp.+...................................  63,670    1,533,174
        Gencorp, Inc.+............................... 104,142    1,889,136
        Heico Corp...................................   5,680      174,092
        Heico Corp., Class A.........................   2,659       71,607
        Herley Industries, Inc.+.....................   7,933      150,092
        Innovative Solutions and Support, Inc.+......  18,828      253,425
        Kaman Corp., Class A.........................  30,556      568,342
        Teledyne Technologies, Inc.+.................  16,270      557,247
                                                              ------------
                                                                 5,197,115
                                                              ------------
      Airlines -- 0.23%
        SkyWest, Inc.................................  36,700      852,541
                                                              ------------
      Apparel & Products -- 3.07%
        Charlotte Russe Holding, Inc.+...............  15,437      327,728
        Cutter & Buck, Inc...........................  36,733      435,653
        Foot Locker, Inc.............................  89,291    2,158,163
        Kellwood Co.................................. 102,214    3,188,055
        Kenneth Cole Productions, Inc., Class A......  27,055      664,741
        Rocky Brands, Inc.+..........................   3,947       93,939
        Stage Stores, Inc............................  10,860      353,493
        Stride Rite Corp............................. 192,254    2,420,478
        Too, Inc.+...................................  24,420    1,001,220
        Wolverine World Wide, Inc....................  35,350      810,929
                                                              ------------
                                                                11,454,399
                                                              ------------
      Appliances/Furnishings -- 1.14%
        Furniture Brands International, Inc..........  24,730      532,190
        Griffon Corp.+...............................  21,290      577,811
        Haverty Furniture Cos., Inc..................   8,010      112,300
        Interface, Inc., Class A+....................  32,168      369,289
        La-Z-Boy Chair Co............................ 142,217    2,127,566
        Lancaster Colony Corp........................  13,961      544,060
                                                              ------------
                                                                 4,263,216
                                                              ------------
      Automotive -- 1.74%
        Acuity Brands, Inc...........................  31,239    1,246,436
        American Axle & Manufacturing Holdings, Inc..  43,060      754,842
        ArvinMeritor, Inc............................  62,370    1,045,945
        Cooper Tire & Rubber Co......................  16,256      184,993
        CSK Auto Corp.+..............................  36,220      460,356
        Modine Manufacturing Co......................  38,349      901,202
        Sonic Automotive, Inc., Class A..............  27,270      652,571
        Superior Industries International, Inc.......  49,342      907,399
        Supreme Industries, Inc., Class A............  47,631      338,180
                                                              ------------
                                                                 6,491,924
                                                              ------------
      Banks -- 5.56%
        Amcore Financial, Inc........................ 101,180    3,050,577
        BancorpSouth, Inc............................ 131,758    3,428,343
        Citizens Banking Corp........................  15,979      425,681
        Colonial BancGroup, Inc......................  34,350      915,771
        Columbia Banking System, Inc.................   3,323      111,653
        East West Bancorp, Inc.......................   7,197      287,520
        First Citizens BancShares, Inc., Class A.....  25,077    4,734,788
        First Community Bancorp......................   9,495      551,280
        Fremont General Corp.........................  28,230      571,093
        Hancock Holding Co...........................  16,377      883,375
        Mid-State Bancshares.........................  86,475    2,286,399
        NetBank, Inc................................. 259,269    1,635,987
        Provident Bankshares Corp....................  11,360      400,781
        Republic Bancorp, Inc........................  39,693      431,463
        Sterling Bancshares, Inc.....................  14,483      247,514
        UMB Financial Corp...........................  10,058      324,069
        Wintrust Financial Corp......................   9,220      473,263
                                                              ------------
                                                                20,759,557
                                                              ------------

                                                                 Value
                                                      Shares    (Note 3)

      --------------------------------------------------------------------
      Broadcasting -- 0.07%
        4Kids Entertainment, Inc.+...................   6,240 $    103,646
        Sinclair Broadcast Group, Inc., Class A......  17,964      152,874
                                                              ------------
                                                                   256,520
                                                              ------------
      Building Materials -- 2.00%
        Ameron International Corp....................   2,930      167,830
        Apogee Enterprises, Inc...................... 105,768    1,586,520
        Eagle Materials, Inc.........................  23,354    1,138,040
        Genlyte Group, Inc.+.........................  23,660    1,650,995
        Goodman Global, Inc.+........................  22,474      380,934
        Lennox International, Inc....................  28,780      819,079
        RPM International, Inc.......................  26,460      492,950
        Texas Industries, Inc........................  13,820      676,765
        Watsco, Inc..................................   9,750      546,098
                                                              ------------
                                                                 7,459,211
                                                              ------------
      Chemical -- 4.36%
        A. Schulman, Inc.............................  97,050    2,343,757
        Airgas, Inc..................................  28,400    1,087,436
        American Pacific Corp.+......................  44,145      370,818
        Arch Chemicals, Inc..........................  96,862    3,365,954
        Cabot Microelectronics Corp.+................  24,192      695,762
        CF Industries Holdings, Inc.................. 108,739    1,857,262
        FMC Corp.....................................  25,077    1,619,222
        H.B. Fuller Co...............................  42,911    2,070,456
        Innospec, Inc................................  55,583    1,342,329
        Olin Corp....................................  40,550      718,141
        Omnova Solutions, Inc.+......................  52,860      321,389
        PolyOne Corp.+...............................  49,750      470,138
                                                              ------------
                                                                16,262,664
                                                              ------------
      Commercial Services -- 4.74%
        Blount International, Inc.+..................  43,920      563,054
        Brinks Co....................................  13,430      737,978
        Deluxe Corp.................................. 101,891    2,189,638
        DiamondCluster International, Inc., Class A+.  10,019       95,581
        Global Cash Access, Inc.+....................  38,100      590,931
        Maximus, Inc.................................   9,100      289,289
        Moneygram International, Inc.................  71,986    2,518,070
        Owens-Illinois, Inc.+........................  93,168    1,583,856
        Silgan Holdings, Inc.........................  37,886    1,416,558
        Stewart Information Services Corp............  86,586    3,291,134
        TeleTech Holdings, Inc.+.....................  48,758      587,046
        URS Corp.+...................................  20,490      868,571
        Viad Corp....................................  85,543    2,625,315
        Watson Wyatt & Co. Holdings, Class A.........   9,432      338,043
                                                              ------------
                                                                17,695,064
                                                              ------------
      Drugs -- 0.65%
        Alpharma, Inc., Class A......................  25,230      590,887
        First Horizon Pharmaceutical Corp.+..........  24,040      507,484
        Par Pharmaceutical Cos., Inc.+...............  57,986    1,330,779
                                                              ------------
                                                                 2,429,150
                                                              ------------
      Electronics/Electrical Equipment -- 5.81%
        Ametek, Inc..................................  17,340      791,224
        Analogic Corp................................  31,794    1,816,391
        Avnet, Inc.+.................................  33,173      732,460
        AVX Corp.....................................  57,399      939,622
        Belden CDT, Inc.............................. 143,741    4,575,276
        Commscope, Inc.+.............................  45,143    1,319,530
        Directed Electronics, Inc.+..................  33,770      466,026
        EFJ, Inc.+...................................  21,442      146,234
        Emcor Group, Inc.+...........................  14,420      693,458
        General Cable Corp.+.........................  38,130    1,230,074
        LaBarge, Inc.+...............................  27,060      358,545
        Methode Electronics, Inc., Class A...........  15,508      147,946
        Park Electrochemical Corp....................  10,210      324,372

 May 31, 2006  SMALL CAP SPECIAL VALUES FUND - SCHEDULE OF INVESTMENTS -   137
                                       CONTINUED


                                                               Value
                                                    Shares    (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Electronics/Electrical Equipment (continued)
         Paxar Corp.+..............................  10,190 $    216,741
         Rofin-Sinar Technologies, Inc.+...........  19,580    1,068,285
         Standard Microsystems Corp.+..............  85,834    1,956,157
         Superior Essex, Inc.+.....................   6,035      204,828
         Technitrol, Inc........................... 119,458    2,726,031
         TTM Technologies, Inc.+...................  45,939      671,169
         Wesco International, Inc.+................  14,400      946,656
         X-Rite, Inc...............................  30,602      357,431
                                                            ------------
                                                              21,688,456
                                                            ------------
       Fertilizers -- 1.00%
         Delta & Pine Land Co...................... 131,499    3,724,052
                                                            ------------
       Financial Services -- 1.45%
         Advanta Corp., Class B....................   9,441      345,541
         AmeriCredit Corp.+........................  27,680      803,827
         Investment Technology Group, Inc.+........  16,141      763,469
         Knight Capital Group, Inc.+...............  91,462    1,410,344
         MCG Capital Corp..........................  65,413    1,028,947
         Webster Financial Corp....................  15,510      752,080
         Westwood Holdings Group, Inc..............  17,058      315,573
                                                            ------------
                                                               5,419,781
                                                            ------------
       Foods -- 2.95%
         Chiquita Brands International, Inc........  29,690      424,864
         Corn Products International, Inc..........  60,824    1,622,784
         Flowers Foods, Inc........................  19,579      569,162
         Gold Kist, Inc.+..........................  42,455      636,400
         Ralcorp Holdings, Inc.+...................  17,400      727,494
         Sanderson Farms, Inc......................  23,623      723,336
         Spartan Stores, Inc.......................   7,547       99,998
         Tootsie Roll Industries, Inc.............. 107,540    3,261,688
         TreeHouse Foods, Inc.+.................... 118,302    2,956,367
                                                            ------------
                                                              11,022,093
                                                            ------------
       Freight -- 1.86%
         Arkansas Best Corp........................  97,830    4,031,574
         EGL, Inc.+................................  18,565      836,725
         Gulfmark Offshore, Inc.+..................  11,635      292,737
         Landstar System, Inc......................  17,675      781,058
         TBS International, Ltd., Class A+......... 148,421      838,579
         Tsakos Energy Navigation, Ltd.............   4,490      165,501
                                                            ------------
                                                               6,946,174
                                                            ------------
       Funeral Services -- 0.18%
         Stewart Enterprises, Inc., Class A........ 120,000      682,800
                                                            ------------
       Hardware & Tools -- 0.64%
         Lincoln Electric Holdings, Inc............  17,840      980,486
         Snap-on, Inc..............................  33,538    1,404,572
                                                            ------------
                                                               2,385,058
                                                            ------------
       Healthcare -- 0.49%
         Edwards Lifesciences Corp.+...............  30,775    1,364,563
         Hooper Holmes, Inc........................  34,530      103,935
         Odyssey Healthcare, Inc.+.................  13,802      225,111
         Vital Signs, Inc..........................   2,626      131,353
                                                            ------------
                                                               1,824,962
                                                            ------------
       Home Builders -- 0.96%
         Cavco Industries, Inc.+...................  32,315    1,532,700
         Champion Enterprises, Inc.+...............  64,150      763,385
         Fleetwood Enterprises, Inc.+..............  30,620      287,828
         M/I Schottenstein Homes, Inc..............   9,130      328,680
         Skyline Corp..............................  18,504      684,278
                                                            ------------
                                                               3,596,871
                                                            ------------
       Hospital Management -- 0.25%
         Pediatrix Medical Group, Inc.+............  19,980      922,876
                                                            ------------

                                                                Value
                                                     Shares    (Note 3)

      -------------------------------------------------------------------
      Hospital Supplies -- 0.56%
        CONMED Corp.+...............................  16,510 $    320,955
        Datascope Corp..............................   7,985      273,965
        Owens & Minor, Inc..........................  22,240      660,528
        PSS World Medical, Inc.+....................  46,230      821,045
                                                             ------------
                                                                2,076,493
                                                             ------------
      Household Products -- 2.83%
        ACCO Brands Corp.+..........................  86,940    1,978,754
        American Greetings Corp., Class A...........  43,220      972,018
        Elizabeth Arden, Inc.+......................  20,642      421,097
        John H. Harland Co.......................... 117,646    5,038,778
        Tupperware Corp............................. 104,293    2,145,307
                                                             ------------
                                                               10,555,954
                                                             ------------
      Human Resources -- 0.99%
        Heidrick & Struggles International, Inc.+...  63,317    2,236,356
        Kforce, Inc.+...............................  39,350      601,268
        MPS Group, Inc.+............................  47,580      715,603
        RemedyTemp, Inc., Class A+..................   8,276      136,637
                                                             ------------
                                                                3,689,864
                                                             ------------
      Information Processing - Hardware -- 1.73%
        Imation Corp................................ 111,737    4,299,640
        Quantum Corp.+.............................. 562,873    1,637,960
        Smart Modular Technologies WWH, Inc.+.......  14,970      128,592
        Xyratex, Ltd.+..............................  15,253      410,001
                                                             ------------
                                                                6,476,193
                                                             ------------
      Information Processing - Services -- 1.55%
        3Com Corp.+.................................  62,321      281,068
        Adaptec, Inc.+.............................. 182,600      816,222
        Agilysys, Inc...............................  38,801      640,216
        Brocade Communications Systems, Inc.+....... 175,069    1,069,672
        Digitas, Inc.+..............................  50,941      662,742
        Earthlink, Inc.+............................  98,060      816,840
        ePlus, Inc.+................................     880       11,880
        IHS, Inc., Class A+.........................   5,340      143,913
        MTS Systems Corp............................   7,190      300,182
        ProQuest Co.+...............................   9,853      117,448
        United Online, Inc..........................  79,000      941,680
                                                             ------------
                                                                5,801,863
                                                             ------------
      Information Processing - Software -- 1.84%
        Acxiom Corp.................................  32,417      764,393
        Borland Software Corp.+..................... 212,812    1,125,775
        Corel Corp.+................................  26,447      348,836
        eFunds Corp.+...............................  61,432    1,387,134
        Hyperion Solutions Corp.+...................  22,707      651,918
        Indus International, Inc.+.................. 210,580      633,846
        Inter-Tel, Inc..............................  10,859      227,279
        MRO Software, Inc.+.........................  14,149      296,846
        Parametric Technology Corp.+................  49,890      665,533
        Per-Se Technologies, Inc.+..................  31,212      777,803
                                                             ------------
                                                                6,879,363
                                                             ------------
      Insurance -- 6.55%
        American Equity Investment Life Holding Co..  30,550      398,678
        AMERIGROUP Corp.+...........................  14,000      401,800
        AmerUs Group Co.............................  21,510    1,250,591
        Assured Guaranty, Ltd....................... 188,193    4,687,888
        Bristol West Holdings, Inc..................   9,700      163,736
        Ceres Group, Inc.+..........................  50,000      299,500
        Commerce Group, Inc.........................   7,210      409,168
        Endurance Specialty Holdings, Ltd...........  94,559    2,888,777
        FBL Financial Group, Inc., Class A..........   2,910      104,120
        Harleysville Group, Inc.....................  46,672    1,292,348
        Hilb, Rogal & Hamilton Co...................  46,724    1,818,031
        Hub International, Ltd......................  10,390      284,582

 138  SMALL CAP SPECIAL VALUES FUND - SCHEDULE OF INVESTMENTS -   May 31, 2006
                              CONTINUED


                                                              Value
                                                   Shares    (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Insurance (continued)
           Infinity Property & Casualty Corp......   7,278 $    310,188
           LandAmerica Financial Group, Inc.......  36,843    2,465,534
           Navigators Group, Inc.+................  14,590      601,400
           Ohio Casualty Corp.....................  27,382      817,900
           Philadelphia Cons. Holding Corp.+......  15,275      506,366
           Phoenix Cos., Inc......................  28,540      404,697
           Presidential Life Corp.................   7,342      183,623
           Selective Insurance Group, Inc.........  21,494    1,171,423
           Sierra Health Services, Inc.+..........  25,150    1,036,180
           StanCorp Financial Group, Inc..........  23,879    1,165,773
           State Auto Financial Corp..............   8,420      273,650
           USI Holdings Corp.+....................  35,153      484,408
           Zenith National Insurance Corp.........  25,660    1,026,400
                                                           ------------
                                                             24,446,761
                                                           ------------
         Leisure & Tourism -- 4.47%
           Arctic Cat, Inc........................  44,210      810,811
           CBRL Group, Inc........................  12,670      474,238
           Dollar Thrifty Automotive Group, Inc.+.  28,713    1,305,867
           Handleman Co...........................  76,190      649,139
           Jack in the Box, Inc.+.................  36,572    1,523,589
           Landry's Seafood Restaurants, Inc......  24,710      756,373
           Lone Star Steakhouse & Saloon, Inc..... 118,608    3,087,366
           Playboy Enterprises, Inc., Class B+....  35,140      338,750
           Rare Hospitality International, Inc.+..  51,105    1,571,479
           Triarc Cos., Inc., Class A.............  38,985      642,083
           Triarc Cos., Inc., Class B............. 362,840    5,511,540
                                                           ------------
                                                             16,671,235
                                                           ------------
         Machinery -- 3.81%
           AGCO Corp.+............................   9,196      224,934
           Albany International Corp., Class A....  18,565      741,857
           Briggs & Stratton Corp.................  83,547    2,706,923
           Clarcor, Inc...........................  13,320      418,914
           Crane Co...............................  59,830    2,403,970
           EnPro Industries, Inc.+................  37,712    1,310,869
           Franklin Electric Co., Inc.............  16,754      876,402
           Gardner Denver, Inc.+..................  23,807    1,796,476
           Kadant, Inc.+.......................... 143,219    3,357,053
           Tennant Co.............................   7,760      385,284
                                                           ------------
                                                             14,222,682
                                                           ------------
         Medical Technology -- 0.66%
           Hanger Orthopedic Group, Inc.+.........  33,670      263,636
           Serologicals Corp.+....................  11,107      346,205
           Viasys Healthcare, Inc.+...............  74,115    1,866,957
                                                           ------------
                                                              2,476,798
                                                           ------------
         Metals -- 3.23%
           Ampco-Pittsburgh Corp..................   4,824      158,517
           Bayou Steel Corp.+.....................  12,530      927,220
           Chaparral Steel Co.+...................  13,504      829,551
           CIRCOR International, Inc..............  44,132    1,291,744
           Mueller Industries, Inc................ 116,633    3,808,067
           Quanex Corp............................  62,713    2,465,875
           Reliance Steel & Aluminum Co...........   8,419      678,655
           Steel Dynamics, Inc....................  11,870      689,528
           USEC, Inc..............................  98,860    1,192,252
                                                           ------------
                                                             12,041,409
                                                           ------------
         Multimedia -- 0.58%
           Journal Communications, Inc., Class A..  20,290      233,741
           Media General, Inc., Class A...........  51,460    1,936,440
                                                           ------------
                                                              2,170,181
                                                           ------------
         Oil & Gas -- 5.80%
           Atwood Oceanics, Inc.+.................  53,006    2,585,103
           Cabot Oil & Gas Corp., Class A.........  15,620      685,249

                                                               Value
                                                    Shares    (Note 3)

        ----------------------------------------------------------------
        Oil & Gas (continued)
          Energen Corp.............................  20,820 $    705,382
          Energy Partners, Ltd.+...................  24,360      516,432
          Forest Oil Corp.+........................  39,096    1,276,093
          Global Industries, Ltd.+.................  74,795    1,451,771
          Hydril Co.+..............................   3,950      295,816
          Mariner Energy, Inc.+.................... 106,238    1,814,545
          Petroleum Development Corp.+.............  13,871      505,459
          Pride International, Inc.+...............  14,490      468,752
          Range Resources Corp.....................  33,640      871,276
          St. Mary Land & Exploration Co...........  33,879    1,324,330
          Stone Energy Corp.+......................  55,654    2,774,352
          Tidewater, Inc...........................  37,382    1,896,015
          Universal Compression Holdings, Inc.+....  15,610      907,253
          Whiting Petroleum Corp.+.................  94,571    3,579,512
                                                            ------------
                                                              21,657,340
                                                            ------------
        Paper/Forest Products -- 3.49%
          Deltic Timber Corp.......................  13,130      753,662
          Glatfelter...............................  58,324    1,019,504
          Louisiana-Pacific Corp...................  24,591      596,578
          Neenah Paper, Inc........................ 130,759    4,011,686
          Packaging Corp. of America...............  87,763    1,869,352
          Rock-Tenn Co., Class A................... 133,330    2,062,615
          Schweitzer-Mauduit International, Inc....  53,028    1,345,320
          Xerium Technologies, Inc................. 139,256    1,363,316
                                                            ------------
                                                              13,022,033
                                                            ------------
        Pollution Control -- 0.19%
          Tetra Tech, Inc.+........................  41,254      726,070
                                                            ------------
        Publishing -- 1.35%
          Banta Corp...............................  68,197    3,373,024
          Scholastic Corp.+........................  12,424      327,000
          Topps Co., Inc........................... 165,154    1,349,308
                                                            ------------
                                                               5,049,332
                                                            ------------
        Real Estate -- 0.61%
          Forest City Enterprises, Inc., Class A...  50,796    2,280,740
                                                            ------------
        Real Estate Investment Trusts -- 2.29%
          American Home Mortgage Investment Corp...  19,570      653,051
          Arbor Realty Trust, Inc..................   8,000      195,680
          Capital Trust, Inc.......................   3,240      110,354
          Cedar Shopping Centers, Inc..............   9,830      142,928
          Deerfield Triarc Capital Corp............ 280,114    3,635,880
          DiamondRock Hospitality Co...............  21,610      327,824
          Entertainment Properties Trust...........  14,622      600,233
          Getty Realty Corp........................   9,340      240,505
          Innkeepers USA Trust.....................  10,170      157,838
          Lexington Corporate Properties Trust.....   9,582      194,898
          National Health Investors, Inc...........   9,400      251,544
          NorthStar Realty Finance Corp............  43,545      481,608
          Post Properties, Inc.....................  36,736    1,572,301
                                                            ------------
                                                               8,564,644
                                                            ------------
        Retail -- 4.82%
          Aaron Rents, Inc., Class B...............  32,138      867,726
          Blyth, Inc............................... 116,520    2,464,398
          Borders Group, Inc.......................  27,525      571,419
          Casey's General Stores, Inc.............. 238,567    5,341,515
          Coldwater Creek, Inc.+...................  10,345      265,867
          Deb Shops, Inc...........................  24,573      719,497
          Finlay Enterprises, Inc.+................   8,900       88,021
          IKON Office Solutions, Inc...............  44,410      573,777
          Movie Gallery, Inc.......................  72,204      360,298
          MSC Industrial Direct Co., Inc., Class A.   9,930      459,064
          Nash Finch Co............................  17,202      399,603
          Nu Skin Enterprises, Inc., Class A.......  16,330      280,223
          Pier 1 Imports, Inc...................... 120,744    1,025,117

 May 31, 2006  SMALL CAP SPECIAL VALUES FUND - SCHEDULE OF INVESTMENTS -   139
                                       CONTINUED



                                                                Value
                                                     Shares    (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Retail (continued)
         Ruddick Corp...............................  13,760 $    322,534
         Ryans Restaurant Group, Inc.+.............. 184,645    2,284,059
         School Specialty, Inc.+....................   6,586      237,359
         Zale Corp.+................................  74,257    1,743,554
                                                             ------------
                                                               18,004,031
                                                             ------------
       Retirement/Aged Care -- 0.14%
         Sunrise Senior Living, Inc.+...............  15,550      520,770
                                                             ------------
       Savings & Loan -- 1.84%
         BankAtlantic Bancorp, Inc., Class A........  35,070      515,529
         Brookline Bancorp, Inc.....................  23,052      330,105
         First Niagara Financial Group, Inc.........  25,779      363,226
         Flagstar Bancorp, Inc......................  19,379      312,777
         NewAlliance Bancshares, Inc................ 332,065    4,672,154
         PFF Bancorp, Inc...........................  19,772      672,248
                                                             ------------
                                                                6,866,039
                                                             ------------
       Semiconductors -- 0.97%
         Brooks Automation, Inc.+...................  94,940    1,146,875
         Cohu, Inc..................................  25,652      444,549
         Credence Systems Corp.+....................  88,855      405,179
         Emulex Corp.+..............................  39,640      702,421
         Lattice Semiconductor Corp.+...............  90,783      547,421
         Monolithic Systems Technology, Inc.+.......   7,612       61,886
         Nextest Systems Corp.+.....................  16,584      297,683
                                                             ------------
                                                                3,606,014
                                                             ------------
       Telecommunications -- 0.77%
         Arris Group, Inc.+.........................  28,180      338,724
         Brightpoint, Inc.+.........................  38,232      817,400
         Consolidated Communications Holdings, Inc..   5,204       85,242
         Netgear, Inc.+.............................  25,850      605,148
         Premiere Global Services, Inc.+............  71,551      536,632
         Radyne Corp.+..............................  37,430      492,205
                                                             ------------
                                                                2,875,351
                                                             ------------
       Textile - Products -- 0.20%
         Dixie Group, Inc., Class A+................  54,573      747,650
                                                             ------------

                                                            Shares/
                                                           Principal      Value
                                                            Amount       (Note 3)

------------------------------------------------------------------------------------
Utilities - Communication -- 1.30%
  Commonwealth Telephone Enterprises, Inc...............     146,952   $  4,856,764
                                                                       ------------
Utilities - Electric -- 2.38%
  Allete, Inc...........................................      85,963      3,909,597
  Black Hills Corp......................................      22,052        746,019
  El Paso Electric Co.+.................................     138,379      2,667,947
  Sierra Pacific Resources+.............................      71,100        984,735
  Weststar Energy, Inc..................................      26,460        563,863
                                                                       ------------
                                                                          8,872,161
                                                                       ------------
Utilities - Gas, Pipeline -- 0.49%
  Atmos Energy Corp.....................................      67,456      1,810,519
                                                                       ------------
Total Common Stock
   (Cost $364,624,092)..................................                361,351,413
                                                                       ------------
EXCHANGE-TRADED FUNDS -- 0.40%
Financial Services -- 0.40%
  iShares Russell 2000 Value Index Fund
   (Cost $1,532,338)....................................      21,055      1,511,749
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $366,156,430)..................................                362,863,162
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.01%
Time Deposit -- 3.01%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06
   (Cost $11,218,000)................................... $11,218,000     11,218,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $377,374,430)(1)...............................      100.21%   374,081,162
Liabilities in excess of other assets...................       (0.21)%     (790,658)
                                                         -----------   ------------
NET ASSETS --                                                 100.00%  $373,290,504
                                                         ===========   ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 140     SMALL CAP STRATEGIC GROWTH FUND - PORTFOLIO PROFILE      May 31, 2006
                             (Unaudited)

Industry Allocation*

                   Electronics/Electrical Equipment..   7.90%
                   Oil & Gas.........................   7.61%
                   Time Deposit......................   6.54%
                   Medical Technology................   5.39%
                   Semiconductors....................   5.29%
                   Information Processing -- Services   5.20%
                   Apparel & Products................   4.83%
                   Retail............................   4.60%
                   Information Processing -- Software   4.51%
                   Metals............................   4.18%
                   Healthcare........................   4.02%
                   Leisure & Tourism.................   3.84%
                   Insurance.........................   3.48%
                   Commercial Services...............   2.61%
                   Human Resources...................   2.61%
                   Drugs.............................   2.42%
                   Financial Services................   2.40%
                   Banks.............................   2.16%
                   Household Products................   2.05%
                   Telecommunications................   1.80%
                   Freight...........................   1.74%
                   Information Processing -- Hardware   1.70%
                   Machinery.........................   1.69%
                   Building Materials................   1.57%
                   Medical -- Biomedical/Gene........   1.28%
                   Airlines..........................   1.11%
                   Retirement/Aged Care..............   1.01%
                   Aerospace/Defense.................   0.86%
                   Therapeutics......................   0.78%
                   Savings & Loan....................   0.67%
                   Fertilizers.......................   0.60%
                   Schools...........................   0.60%
                   Hospital Supplies.................   0.59%
                   Automotive........................   0.53%
                   Publishing........................   0.51%
                   Consumer Service..................   0.49%
                   Broadcasting......................   0.48%
                   Appliances/Furnishings............   0.37%
                   Foods.............................   0.33%
                   Pollution Control.................   0.04%
                   Chemical..........................   0.02%
                                                      ------
                                                      100.41%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006  SMALL CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS   141


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 93.87%
         Aerospace/Defense -- 0.86%
           DRS Technologies, Inc..................   6,000 $   319,560
           United Industrial Corp.................  27,167   1,335,530
                                                           -----------
                                                             1,655,090
                                                           -----------
         Airlines -- 1.11%
           Continental Airlines, Inc., Class B+...  86,309   2,140,463
                                                           -----------
         Apparel & Products -- 4.83%
           Charlotte Russe Holding, Inc.+.........  36,786     780,967
           Christopher & Banks Corp...............  48,145   1,297,026
           Deckers Outdoor Corp.+.................  44,700   1,585,062
           Dress Barn, Inc.+......................  76,337   1,785,522
           Gymboree Corp.+........................  57,184   2,023,742
           Skechers U.S.A., Inc., Class A+........  69,732   1,873,002
                                                           -----------
                                                             9,345,321
                                                           -----------
         Appliances/Furnishings -- 0.37%
           American Woodmark Corp.................  20,462     719,035
                                                           -----------
         Automotive -- 0.53%
           Oshkosh Truck Corp., Class B...........  19,363   1,023,334
                                                           -----------
         Banks -- 2.16%
           Corus Bankshares, Inc..................  50,689   1,431,964
           Independent Bank Corp..................  34,491     929,533
           Old Second Bancorp, Inc................  21,196     638,424
           Pacific Capital Bancorp................  28,174     968,622
           UCBH Holdings, Inc.....................  11,227     198,493
                                                           -----------
                                                             4,167,036
                                                           -----------
         Broadcasting -- 0.48%
           Emmis Communications Corp., Class A+...  57,169     918,134
                                                           -----------
         Building Materials -- 1.57%
           Chicago Bridge & Iron Co. NV...........  42,794     970,568
           Eagle Materials, Inc...................  42,170   2,054,944
                                                           -----------
                                                             3,025,512
                                                           -----------
         Chemical -- 0.02%
           Agrium, Inc............................   1,219      29,902
                                                           -----------
         Commercial Services -- 2.61%
           Corporate Executive Board Co...........  16,324   1,660,477
           Parexel International Corp.+...........  33,458     960,245
           Plexus Corp.+..........................  29,807   1,172,309
           Steiner Leisure, Ltd.+.................  25,654   1,069,515
           URS Corp.+.............................   4,200     178,038
                                                           -----------
                                                             5,040,584
                                                           -----------
         Drugs -- 2.42%
           Alpharma, Inc..........................  64,656   1,514,244
           Isis Pharmaceuticals, Inc.+............ 134,782   1,053,995
           K-V Pharmaceutical Co., Class A+.......  55,738   1,130,367
           NBTY, Inc.+............................  37,106     972,919
                                                           -----------
                                                             4,671,525
                                                           -----------
         Electronics/Electrical Equipment -- 7.91%
           Advanced Energy Industries, Inc.+......  55,979     789,304
           Cymer, Inc.+...........................  42,677   1,979,786
           FEI Co.+...............................  74,544   1,744,330
           Greatbatch, Inc.+......................  46,614   1,057,672
           Kemet Corp.+........................... 124,536   1,190,564
           Molecular Devices Corp.+...............  29,184     838,748
           Netlogic Microsystems, Inc.+...........  31,531   1,029,802
           Orbotech, Ltd.+........................  26,971     677,512
           Photon Dynamics, Inc.+.................  44,404     708,244
           Thomas & Betts Corp.+..................  31,737   1,824,877
           Trimble Navigation, Ltd.+..............   4,277     196,485
           TTM Technologies, Inc.+................  77,523   1,132,611
           Wesco International, Inc.+.............  32,130   2,112,226
                                                           -----------
                                                            15,282,161
                                                           -----------

                                                              Value
                                                    Shares   (Note 3)

         --------------------------------------------------------------
         Fertilizers -- 0.60%
           Delta & Pine Land Co....................  40,653 $ 1,151,293
                                                            -----------
         Financial Services -- 2.89%
           Accredited Home Lenders Holding Co.+....  23,936   1,243,236
           Advanta Corp., Class B..................  25,961     950,173
           Affiliated Managers Group, Inc.+........   3,800     342,760
           Asta Funding, Inc.......................  49,356   1,804,455
           Jackson Hewitt Tax Service, Inc.........  33,147   1,083,907
           National Financial Partners Corp........   3,700     165,945
                                                            -----------
                                                              5,590,476
                                                            -----------
         Foods -- 0.33%
           Premium Standard Farms, Inc.............  38,218     634,801
                                                            -----------
         Freight -- 2.17%
           Amerco, Inc.+...........................  18,837   1,665,379
           Celadon Group, Inc.+....................  60,625   1,695,681
           UTI Worldwide, Inc......................  30,813     839,038
                                                            -----------
                                                              4,200,098
                                                            -----------
         Healthcare -- 4.02%
           Candela Corp.+..........................  58,366   1,005,063
           Dade Behring Holdings, Inc..............  42,078   1,567,405
           Magellan Health Services, Inc.+.........  41,365   1,673,214
           Molina Healthcare, Inc.+................  52,021   1,967,434
           Odyssey Healthcare, Inc.+...............  48,548     791,818
           Psychiatric Solutions, Inc.+............   5,982     175,871
           ResMed, Inc.+...........................  13,000     590,980
                                                            -----------
                                                              7,771,785
                                                            -----------
         Hospital Supplies -- 0.59%
           ev3, Inc.+..............................  30,084     437,121
           NuVasive, Inc.+.........................  43,364     712,470
                                                            -----------
                                                              1,149,591
                                                            -----------
         Household Products -- 2.05%
           Chattem, Inc.+..........................  31,495   1,104,845
           Jacuzzi Brands, Inc.+................... 178,002   1,667,879
           Parlux Fragrances, Inc.+................  43,188   1,190,261
                                                            -----------
                                                              3,962,985
                                                            -----------
         Human Resources -- 2.61%
           Kforce, Inc.+........................... 118,578   1,811,872
           Korn/Ferry International+...............  60,401   1,238,220
           MPS Group, Inc.+........................  75,241   1,131,625
           Spherion Corp.+......................... 103,769     867,509
                                                            -----------
                                                              5,049,226
                                                            -----------
         Information Processing - Hardware -- 1.70%
           Komag, Inc.+............................  23,415     972,425
           Optimal Robotics Corp., Class A+........  44,869     634,448
           Radiant Systems, Inc.+..................  64,693     698,037
           Western Digital Corp.+..................  48,456     986,080
                                                            -----------
                                                              3,290,990
                                                            -----------
         Information Processing - Services -- 5.20%
           Anixter International, Inc..............   3,200     155,936
           CACI International, Inc., Class A+......   5,500     335,060
           Digital Insight Corp.+..................  33,111   1,071,141
           Digital River, Inc.+....................  36,393   1,599,836
           FileNET Corp.+..........................  37,306     971,821
           Infospace, Inc.+........................  42,949     973,654
           Kronos, Inc.+...........................   6,187     247,480
           Mentor Graphics Corp.+..................  78,000     980,460
           Sykes Enterprises, Inc.+................  66,501   1,146,477
           Trizetto Group, Inc.+................... 103,895   1,481,543
           Websense, Inc.+.........................  49,329   1,092,637
                                                            -----------
                                                             10,056,045
                                                            -----------

 142 SMALL CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS -  May 31, 2006
                              CONTINUED


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Information Processing - Software -- 4.51%
           Acxiom Corp.............................  79,879 $ 1,883,547
           Altiris, Inc.+..........................  36,723     640,816
           Ansys, Inc.+............................   7,640     385,362
           Aspen Technologies, Inc.+...............  54,462     637,205
           Informatica Corp.+......................  21,224     298,409
           Microstrategy, Inc., Class A+...........  20,168   1,903,456
           RealNetworks, Inc.+..................... 179,790   1,700,813
           Sybase, Inc.+...........................  62,021   1,263,368
                                                            -----------
                                                              8,712,976
                                                            -----------
         Insurance -- 3.48%
           Delphi Financial Group, Inc., Class A...  11,555     610,913
           Direct General Corp.....................  40,410     715,661
           Ohio Casualty Corp......................  48,973   1,462,824
           Reinsurance Group of America, Inc.......  37,402   1,774,725
           Sierra Health Services, Inc.+...........  23,921     985,545
           Zenith National Insurance Corp..........  29,602   1,184,080
                                                            -----------
                                                              6,733,748
                                                            -----------
         Leisure & Tourism -- 3.40%
           Aztar Corp.+............................   5,200     269,672
           Bluegreen Corp.+........................     887      10,679
           Choice Hotels International, Inc........  33,455   1,808,912
           Denny's Corp.+.......................... 263,666   1,212,864
           IHOP Corp...............................  22,372   1,074,303
           Jakks Pacific, Inc.+....................  30,400     592,496
           Ruby Tuesday, Inc.......................  57,874   1,609,476
                                                            -----------
                                                              6,578,402
                                                            -----------
         Machinery -- 1.69%
           Applied Industrial Technologies, Inc....  26,258   1,012,246
           Astec Industries, Inc.+.................  10,176     351,479
           Nordson Corp............................  40,612   1,894,550
                                                            -----------
                                                              3,258,275
                                                            -----------
         Medical - Biomedical/Gene -- 1.28%
           Cell Genesys, Inc.+..................... 150,424     931,125
           Myriad Genetics, Inc.+..................  42,903   1,120,197
           Tercica, Inc.+..........................  81,999     419,015
                                                            -----------
                                                              2,470,337
                                                            -----------
         Medical Technology -- 5.39%
           Arena Pharmaceuticals, Inc.+............  49,591     676,421
           Arqule, Inc.+........................... 124,635     673,029
           CryoLife, Inc.+.........................  62,340     281,153
           Cutera, Inc.+...........................     696      11,477
           Hologic, Inc.+..........................  41,960   1,657,000
           Immucor Corp.+..........................  51,500     936,785
           Incyte Genomics, Inc.+.................. 199,091     830,210
           Kyphon, Inc.+...........................  15,930     632,262
           LCA-Vision, Inc.........................  38,421   2,087,797
           Lexicon Genetics, Inc.+................. 174,384     871,920
           Palomar Medical Technologies, Inc.+.....  39,661   1,770,071
                                                            -----------
                                                             10,428,125
                                                            -----------
         Metals -- 4.18%
           IPSCO, Inc..............................  18,047   1,706,885
           Maverick Tube Corp.+....................  21,899   1,055,532
           Mueller Industries, Inc.................  44,598   1,456,125
           Quanex Corp.............................  44,519   1,750,487
           Reliance Steel & Aluminum Co............  26,262   2,116,980
                                                            -----------
                                                              8,086,009
                                                            -----------

                                                               Value
                                                    Shares    (Note 3)
       Oil & Gas -- 7.61%
         Arena Resources, Inc.+....................  12,500 $    383,875
         Carrizo Oil & Gas, Inc.+..................   4,803      135,348
         Equitable Resources, Inc..................  20,900      703,285
         Flotek Industries, Inc.+..................  10,900      233,369
         Frontier Oil Corp.........................   6,000      336,000
         Gasco Energy, Inc.+....................... 108,600      485,442
         Grey Wolf, Inc.+.......................... 219,240    1,677,186
         Helix Energy Solutions Group, Inc.+.......  60,229    2,135,720
         Holly Corp................................  21,085    1,759,122
         Hornbeck Offshore Services, Inc.+.........  52,708    1,865,863
         Parker Drilling Co.+...................... 188,094    1,388,134
         Pioneer Drilling Co.+.....................  26,900      381,173
         Swift Energy Co.+.........................  34,066    1,368,091
         Veritas DGC, Inc.+........................  39,541    1,867,521
                                                            ------------
                                                              14,720,129
                                                            ------------
       Pollution Control -- 0.04%
         Basin Water, Inc.+........................   5,669       85,602
                                                            ------------
       Publishing -- 0.51%
         Readers Digest Assoc., Inc., Class A......  69,895      994,606
                                                            ------------
       Retail -- 4.60%
         Aaron Rents, Inc., Class B................  66,290    1,789,830
         Conns, Inc.+..............................  26,829      775,895
         Jos. A. Bank Clothiers, Inc.+.............   5,831      211,782
         Pantry, Inc.+.............................  31,429    1,816,596
         Select Comfort Corp.+.....................  56,056    1,836,395
         Smart & Final, Inc.+......................  42,080      721,672
         United Stationers, Inc.+..................  37,608    1,745,763
                                                            ------------
                                                               8,897,933
                                                            ------------
       Retirement/Aged Care -- 1.01%
         American Retirement Corp.+................  60,760    1,957,080
                                                            ------------
       Savings & Loan -- 0.67%
         PFF Bancorp, Inc..........................  38,291    1,301,894
                                                            ------------
       Schools -- 0.60%
         ITT Educational Services, Inc.+...........  17,844    1,159,860
                                                            ------------
       Semiconductors -- 5.29%
         Agere Systems, Inc.+......................  51,400      766,374
         Atmel Corp.+.............................. 315,549    1,514,635
         Emulex Corp.+.............................  90,311    1,600,311
         IXYS Corp.+...............................  56,935      569,350
         Mattson Technology, Inc.+................. 110,800      992,768
         Micrel, Inc.+.............................  93,073    1,048,002
         ON Semiconductor Corp.+................... 349,509    2,111,034
         Zoran Corp.+..............................  65,992    1,633,302
                                                            ------------
                                                              10,235,776
                                                            ------------
       Telecommunications -- 1.80%
         Brightpoint, Inc.+........................  72,380    1,547,484
         Centennial Communications Corp., Class A+.  76,937      449,312
         Symmetricom, Inc.+........................ 116,278      843,016
         Syniverse Holdings, Inc.+.................  39,454      643,100
                                                            ------------
                                                               3,482,912
                                                            ------------
       Therapeutics -- 0.78%
         Anika Therapeutics, Inc.+.................  28,686      301,777
         Medarex, Inc.+............................ 118,179    1,212,516
                                                            ------------
                                                               1,514,293
                                                            ------------
       Total Long-Term Investment Securities
          (Cost $181,478,641)......................          181,493,344
                                                            ------------

 May 31, 2006 SMALL CAP STRATEGIC GROWTH FUND - SCHEDULE OF INVESTMENTS -  143
                                       CONTINUED


                                                           Principal      Value
                                                            Amount       (Note 3)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.54%
Time Deposit -- 6.54%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06
   (Cost $12,643,000)................................... $12,643,000   $ 12,643,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $194,121,641)(1)...............................      100.41%   194,136,344
Liabilities in excess of other assets...................       (0.41)%     (799,384)
                                                         -----------   ------------
NET ASSETS --                                                 100.00%  $193,336,960
                                                         ===========   ============

--------
+  Non-income producing security.
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 144    SOCIAL AWARENESS FUND - PORTFOLIO PROFILE (Unaudited)     May 31, 2006

Industry Allocation*

                   Financial Services................  12.61%
                   Banks.............................   7.65%
                   Oil & Gas.........................   7.10%
                   Insurance.........................   6.10%
                   Drugs.............................   4.78%
                   Telecommunications................   4.25%
                   Information Processing -- Hardware   4.19%
                   Information Processing -- Software   4.10%
                   Multimedia........................   4.07%
                   Collective Investment Pool........   3.97%
                   Retail............................   3.91%
                   Hospital Supplies.................   3.81%
                   Beverages.........................   3.69%
                   Leisure & Tourism.................   3.45%
                   Freight...........................   3.12%
                   Information Processing -- Services   2.95%
                   Medical -- Biomedical/Gene........   2.66%
                   Semiconductors....................   2.62%
                   Foods.............................   2.37%
                   Household Products................   1.77%
                   Broadcasting......................   1.65%
                   Savings & Loan....................   1.35%
                   Repurchase Agreement..............   1.26%
                   Apparel & Products................   1.22%
                   Electronics/Electrical Equipment..   1.21%
                   Machinery.........................   1.12%
                   Paper/Forest Products.............   1.02%
                   Utilities -- Electric.............   0.90%
                   Commercial Services...............   0.69%
                   Automotive........................   0.67%
                   Chemical..........................   0.61%
                   Medical Technology................   0.50%
                   Railroads & Equipment.............   0.50%
                   Building Materials................   0.35%
                   Utilities -- Gas, Pipeline........   0.32%
                   Therapeutics......................   0.28%
                   Metals............................   0.26%
                   Government Obligations............   0.25%
                   Coal..............................   0.18%
                   Healthcare........................   0.13%
                   Real Estate Investment Trusts.....   0.13%
                   Publishing........................   0.08%
                                                      ------
                                                      103.85%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006       SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS        145


                                                             Value
                                                   Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 95.75%
         Apparel & Products -- 1.22%
           Coach, Inc.+...........................  13,640 $   396,651
           Nike, Inc., Class B....................  43,980   3,532,034
           TJX Cos., Inc..........................  30,500     723,155
                                                           -----------
                                                             4,651,840
                                                           -----------
         Automotive -- 0.67%
           Danaher Corp...........................  13,270     850,740
           Oshkosh Truck Corp., Class B...........  32,360   1,710,226
                                                           -----------
                                                             2,560,966
                                                           -----------
         Banks -- 7.65%
           Bank of America Corp................... 225,246  10,901,906
           SunTrust Banks, Inc....................  62,760   4,751,560
           Wachovia Corp.......................... 117,120   6,265,920
           Wells Fargo & Co....................... 109,970   7,298,709
                                                           -----------
                                                            29,218,095
                                                           -----------
         Beverages -- 3.69%
           Coca-Cola Co........................... 157,640   6,940,889
           PepsiCo, Inc........................... 118,510   7,165,115
                                                           -----------
                                                            14,106,004
                                                           -----------
         Broadcasting -- 1.65%
           Comcast Corp., Class A+................ 196,380   6,309,689
                                                           -----------
         Building Materials -- 0.35%
           Masco Corp.............................  42,660   1,323,313
                                                           -----------
         Chemical -- 0.61%
           Ecolab, Inc............................  51,100   1,978,081
           Huntsman Corp.+........................  18,250     342,188
                                                           -----------
                                                             2,320,269
                                                           -----------
         Coal -- 0.18%
           Peabody Energy Corp....................  11,200     698,208
                                                           -----------
         Commercial Services -- 0.69%
           Cendant Corp...........................  80,930   1,308,638
           Fluor Corp.............................  15,100   1,323,666
                                                           -----------
                                                             2,632,304
                                                           -----------
         Drugs -- 4.78%
           Abbott Laboratories.................... 140,530   6,000,631
           Allergan, Inc..........................   7,100     673,222
           Barr Pharmaceuticals, Inc.+............   8,870     467,449
           Bristol-Myers Squibb Co................  33,030     810,886
           Caremark Rx, Inc.+.....................  92,080   4,417,078
           Forest Laboratories, Inc.+.............  11,720     439,266
           Merck & Co., Inc....................... 163,300   5,436,257
                                                           -----------
                                                            18,244,789
                                                           -----------
         Electronics/Electrical Equipment -- 1.21%
           Jabil Circuit, Inc.....................  29,470   1,026,145
           Solectron Corp.+.......................  45,530     162,087
           Teleflex, Inc..........................  27,300   1,674,582
           Thomas & Betts Corp.+..................   8,270     475,525
           W. W. Grainger, Inc....................   2,960     213,594
           Xerox Corp.+#..........................  79,340   1,089,338
                                                           -----------
                                                             4,641,271
                                                           -----------
         Financial Services -- 9.99%
           American Express Co.................... 112,670   6,124,741
           Capital One Financial Corp.............  33,260   2,752,930
           Citigroup, Inc......................... 235,605  11,615,327
           Fannie Mae.............................  36,040   1,792,990
           Freddie Mac............................  29,210   1,753,769
           JPMorgan Chase & Co.................... 196,633   8,384,431
           Merrill Lynch & Co., Inc...............  61,500   4,453,215
           Principal Financial Group, Inc.#.......  23,640   1,291,926
                                                           -----------
                                                            38,169,329
                                                           -----------

                                                                Value
                                                      Shares   (Note 3)

      -------------------------------------------------------------------
      Foods -- 2.37%
        Campbell Soup Co............................. 125,700 $ 4,423,383
        General Mills, Inc...........................  89,170   4,627,031
                                                              -----------
                                                                9,050,414
                                                              -----------
      Freight -- 3.12%
        CH Robinson Worldwide, Inc.#.................  18,300     805,932
        Expeditors International of Washington, Inc..  45,500   4,479,475
        United Parcel Service, Inc...................  82,531   6,647,872
                                                              -----------
                                                               11,933,279
                                                              -----------
      Healthcare -- 0.13%
        McKesson Corp................................  10,220     505,890
                                                              -----------
      Hospital Supplies -- 3.81%
        AmerisourceBergen Corp.......................  38,500   1,678,215
        Cardinal Health, Inc.........................  29,130   1,949,088
        Johnson & Johnson............................ 159,960   9,632,791
        Medtronic, Inc...............................  25,440   1,284,466
                                                              -----------
                                                               14,544,560
                                                              -----------
      Household Products -- 1.77%
        Colgate-Palmolive Co.........................  82,560   4,981,670
        Estee Lauder Cos., Inc., Class A.............  43,400   1,776,796
                                                              -----------
                                                                6,758,466
                                                              -----------
      Information Processing - Hardware--4.19%
        Apple Computer, Inc.+........................  44,210   2,642,432
        Dell, Inc.+.................................. 209,400   5,314,572
        EMC Corp.+................................... 103,000   1,318,400
        Hewlett-Packard Co........................... 208,270   6,743,782
        Seagate Technology, Inc.+(1)(3)(5)...........  22,401           0
                                                              -----------
                                                               16,019,186
                                                              -----------
      Information Processing - Services -- 2.95%
        Computer Sciences Corp.+.....................  26,050   1,465,312
        eBay, Inc.+..................................  61,930   2,031,923
        First Data Corp..............................  82,880   3,821,597
        Google, Inc.+................................   5,900   2,193,738
        Monster Worldwide, Inc.+.....................  13,140     642,152
        Yahoo!, Inc.+................................  34,710   1,096,489
                                                              -----------
                                                               11,251,211
                                                              -----------
      Information Processing - Software -- 4.10%
        Intuit, Inc.+................................   3,800     210,102
        Microsoft Corp............................... 439,895   9,963,622
        Oracle Corp.+................................ 386,130   5,490,768
                                                              -----------
                                                               15,664,492
                                                              -----------
      Insurance -- 6.10%
        Aetna, Inc...................................  14,660     563,824
        AFLAC, Inc...................................  19,685     921,258
        Chubb Corp...................................  88,240   4,458,767
        Genworth Financial, Inc......................   9,700     324,853
        Hartford Financial Services Group, Inc.......  53,930   4,742,604
        Lincoln National Corp.#......................  17,210     966,858
        MetLife, Inc.................................  81,810   4,210,761
        UnitedHealth Group, Inc......................  35,400   1,556,184
        WellPoint, Inc.+.............................  57,240   4,097,239
        XL Capital, Ltd., Class A#...................  22,920   1,450,377
                                                              -----------
                                                               23,292,725
                                                              -----------
      Leisure & Tourism -- 3.45%
        Carnival Corp................................  92,050   3,673,716
        Harley-Davidson, Inc.........................  52,350   2,609,648
        McDonald's Corp.............................. 153,020   5,075,673
        Starbucks Corp.+.............................  26,920     959,698
        Yum! Brands, Inc.............................  17,380     875,952
                                                              -----------
                                                               13,194,687
                                                              -----------

 146 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED  May 31, 2006



                                                            Value
                                                  Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Machinery -- 1.12%
            Deere & Co...........................  22,580 $ 1,932,848
            Dover Corp...........................  40,200   1,963,368
            IDEX Corp............................   8,170     395,020
                                                          -----------
                                                            4,291,236
                                                          -----------
          Medical - Biomedical/Gene -- 2.66%
            Amgen, Inc.+.........................  92,550   6,255,455
            Genentech, Inc.+.....................  47,120   3,909,075
                                                          -----------
                                                           10,164,530
                                                          -----------
          Medical Technology -- 0.50%
            Quest Diagnostics, Inc...............  19,360   1,079,126
            Zimmer Holdings, Inc.+...............  13,880     840,434
                                                          -----------
                                                            1,919,560
                                                          -----------
          Metals -- 0.26%
            Crown Holdings, Inc.+................  12,770     205,980
            Freeport-McMoRan Copper & Gold, Inc..  14,390     805,696
                                                          -----------
                                                            1,011,676
                                                          -----------
          Multimedia -- 4.07%
            McGraw-Hill Cos., Inc................  10,000     516,000
            News Corp., Class A.................. 278,120   5,303,748
            Time Warner, Inc..................... 208,590   3,589,834
            Walt Disney Co....................... 200,880   6,126,840
                                                          -----------
                                                           15,536,422
                                                          -----------
          Oil & Gas -- 7.10%
            Apache Corp..........................  64,620   4,192,546
            BJ Services Co.......................  14,150     518,598
            EOG Resources, Inc...................  25,940   1,703,220
            Equitable Resources, Inc.............  58,170   1,957,420
            Forest Oil Corp.+....................  17,310     564,998
            Grant Prideco, Inc.+.................  31,040   1,491,162
            Halliburton Co.......................  13,000     969,670
            Helmerich & Payne, Inc...............   5,100     335,376
            Kinder Morgan, Inc...................  43,960   4,417,101
            Noble Energy, Inc....................  60,000   2,607,600
            Pioneer Natural Resources Co.#.......  57,860   2,361,267
            Schlumberger, Ltd....................  91,860   6,023,260
                                                          -----------
                                                           27,142,218
                                                          -----------
          Paper/Forest Products -- 1.02%
            Avery Dennison Corp..................  65,570   3,894,202
                                                          -----------
          Publishing -- 0.08%
            Tribune Co...........................  10,610     316,602
                                                          -----------
          Railroads & Equipment -- 0.50%
            Burlington Northern Santa Fe Corp....  15,250   1,180,503
            Norfolk Southern Corp................  13,900     733,364
                                                          -----------
                                                            1,913,867
                                                          -----------
          Real Estate Investment Trusts -- 0.13%
            Equity Residential...................  11,320     499,212
                                                          -----------
          Retail -- 3.91%
            Dollar General Corp..................  17,940     292,422
            Gap, Inc............................. 131,630   2,395,666
            J.C. Penney Co., Inc.................  24,000   1,458,240
            Kroger Co............................ 214,540   4,314,399
            Safeway, Inc.........................  65,170   1,536,709
            Target Corp.......................... 100,960   4,938,963
                                                          -----------
                                                           14,936,399
                                                          -----------
          Savings & Loan -- 1.35%
            Washington Mutual, Inc.#............. 112,730   5,175,434
                                                          -----------

                                                               Shares/
                                                              Principal      Value
                                                               Amount       (Note 3)

---------------------------------------------------------------------------------------
Semiconductors -- 2.62%
  Analog Devices, Inc......................................      31,600   $  1,065,868
  Applied Materials, Inc...................................     112,700      1,905,757
  Intel Corp...............................................     338,820      6,105,536
  KLA-Tencor Corp..........................................      12,450        510,948
  Micron Technology, Inc.+.................................      25,300        418,968
                                                                          ------------
                                                                            10,007,077
                                                                          ------------
Telecommunications -- 4.25%
  Avaya, Inc.+#............................................      18,490        218,367
  BellSouth Corp...........................................     171,830      5,802,699
  Cisco Systems, Inc.+.....................................     275,780      5,427,351
  Citizens Communications Co...............................     172,580      2,188,314
  QUALCOMM, Inc............................................      32,860      1,485,601
  Qwest Communications International, Inc.+#...............     157,800      1,106,178
                                                                          ------------
                                                                            16,228,510
                                                                          ------------
Therapeutics -- 0.28%
  Gilead Sciences, Inc.+...................................      18,500      1,060,605
                                                                          ------------
Utilities - Electric -- 0.90%
  AES Corp.+...............................................      91,980      1,692,432
  NRG Energy, Inc.+#.......................................      17,200        855,700
  OGE Energy Corp.#........................................      19,010        591,781
  Puget Energy, Inc........................................      14,140        299,627
                                                                          ------------
                                                                             3,439,540
                                                                          ------------
Utilities - Gas, Pipeline -- 0.32%
  National Fuel Gas Co.....................................      33,930      1,214,694
                                                                          ------------
Total Long Term Investment Securities
   (Cost $354,731,378).....................................                365,842,771
                                                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 6.84%
Collective Investment Pool -- 3.97%
  Securities Lending Quality Trust(2)......................  15,159,238     15,159,238
                                                                          ------------
Commercial Paper -- 2.62%
  Rabobank USA Financial Corp.:
   5.06% due 06/01/06...................................... $10,000,000     10,000,000
                                                                          ------------
United States Treasury Bills -- 0.25%
  United States Treasury Bills:
   4.57% due 06/08/06@.....................................     420,000        419,629
   4.65% due 06/22/06@.....................................     330,000        329,112
   4.67% due 06/22/06@.....................................     200,000        199,459
                                                                          ------------
                                                                               948,200
                                                                          ------------
Total Short-Term Investment Securities
   (Cost $26,107,438)......................................                 26,107,438
                                                                          ------------
REPURCHASE AGREEMENT -- 1.26%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $4,831,616 and collateralized
   by Federal National Mtg. Assoc. Bonds, bearing interest
   at 6.00%, due 05/15/08 and having an approximate
   value of $4,979,674 (Cost $4,831,000)...................   4,831,000      4,831,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $385,669,816)(4)..................................      103.85%   396,781,209
Liabilities in excess other assets.........................       (3.85)%  (14,714,514)
                                                            -----------   ------------
NET ASSETS --                                                    100.00%  $382,066,695
                                                            ===========   ============

 May 31, 2006 SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED  147

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Fair valued security (see Note 3)
(2)The security is purchased with the cash collateral received from securities loaned.
(3)Illiquid security
(4)See Note 6 for cost of investments on a tax basis.
(5)To the extent permitted by Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand the registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price volatility than securities for which a secondary markets exist. As May 31, 2006, the Social Awareness Fund held the following restricted security.

                                                            Market
                     Acquisition        Acquisition Market   Value      % of
        Name            Date     Shares    Cost     Value  Per Share Net Assets
 ------------------- ----------- ------ ----------- ------ --------- ----------
 Seagate Technology,
  Inc............... 11/22/2000  22,401     $-        $-      $-        0.00%
                                                              ==        ====

   Open Futures Contracts
   --------------------------------------------------------------------------
                                                                 Unrealized
   Number of               Expiration  Value at   Value as of   Appreciation
   Contracts  Description     Date    Trade Date  May 31, 2006 (Depreciation)
   --------------------------------------------------------------------------
    51 Long  S&P 500 Index June 2006  $16,582,650 $16,219,275    $(363,375)
                                                                 =========

See Notes to Financial Statements

 148      STOCK INDEX FUND - PORTFOLIO PROFILE (Unaudited)        May 31, 2006

Industry Allocation*

                   Oil & Gas.........................   9.75%
                   Financial Services................   9.03%
                   Banks.............................   6.69%
                   Insurance.........................   5.85%
                   Retail............................   5.46%
                   Telecommunications................   4.98%
                   Drugs.............................   4.93%
                   Conglomerates.....................   4.48%
                   Information Processing -- Hardware   3.47%
                   Collective Investment Pool........   3.20%
                   Utilities -- Electric.............   3.08%
                   Information Processing -- Software   3.01%
                   Hospital Supplies.................   2.86%
                   Semiconductors....................   2.71%
                   Household Products................   2.50%
                   Aerospace/Defense.................   2.43%
                   Multimedia........................   2.39%
                   Information Processing -- Services   2.26%
                   Beverages.........................   2.16%
                   Leisure & Tourism.................   1.85%
                   Electronics/Electrical Equipment..   1.59%
                   Chemical..........................   1.52%
                   Tobacco...........................   1.44%
                   Foods.............................   1.34%
                   Machinery.........................   1.23%
                   Freight...........................   1.07%
                   Medical -- Biomedical/Gene........   1.02%
                   Utilities -- Communication........   0.87%
                   Real Estate Investment Trusts.....   0.84%
                   Broadcasting......................   0.80%
                   Railroads & Equipment.............   0.77%
                   Metals............................   0.73%
                   Medical Technology................   0.71%
                   Savings & Loan....................   0.62%
                   Paper/Forest Products.............   0.59%
                   Automotive........................   0.54%
                   Commercial Services...............   0.53%
                   Apparel & Products................   0.43%
                   Healthcare........................   0.43%
                   Building Materials................   0.29%
                   Home Builders.....................   0.26%
                   Hospital Management...............   0.23%
                   Therapeutics......................   0.23%
                   Publishing........................   0.21%
                   Mining............................   0.20%
                   Pollution Control.................   0.20%
                   Advertising.......................   0.18%
                   Utilities -- Gas, Distribution....   0.18%
                   Heavy Duty Trucks/Parts...........   0.13%
                   Utilities -- Gas, Pipeline........   0.12%
                   Hardware & Tools..................   0.11%
                   Airlines..........................   0.10%
                   Appliances/Furnishings............   0.10%
                   Repurchase Agreement..............   0.10%
                   Human Resources...................   0.06%
                   Photography.......................   0.06%
                   Schools...........................   0.06%
                   United States Treasury Bills......   0.04%
                                                      ------
                                                      103.02%
                                                      ======

*  Calculated as a percentage of net assets.

 May 31, 2006         STOCK INDEX FUND - SCHEDULE OF INVESTMENTS           149


                                                            Value
                                               Shares      (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 99.16%
         Advertising -- 0.18%
           Interpublic Group of Cos., Inc.+#.   175,751 $    1,674,907
           Omnicom Group, Inc................    72,900      6,933,519
                                                        --------------
                                                             8,608,426
                                                        --------------
         Aerospace/Defense -- 2.43%
           Boeing Co.........................   326,600     27,189,450
           General Dynamics Corp.............   163,300     10,392,412
           Goodrich Corp.....................    50,400      2,148,552
           Honeywell International, Inc......   338,900     13,955,902
           L-3 Communications Holdings, Inc..    49,500      3,611,520
           Lockheed Martin Corp.#............   146,200     10,598,038
           Northrop Grumman Corp.............   143,200      9,262,176
           Raytheon Co.......................   182,000      8,344,700
           Rockwell Collins, Inc.............    70,400      3,843,840
           United Technologies Corp..........   414,300     25,902,036
                                                        --------------
                                                           115,248,626
                                                        --------------
         Airlines -- 0.10%
           Southwest Airlines Co.............   288,900      4,651,290
                                                        --------------
         Apparel & Products -- 0.43%
           Coach, Inc.+......................   156,400      4,548,112
           Jones Apparel Group, Inc..........    46,700      1,514,948
           Liz Claiborne, Inc................    42,900      1,658,943
           Nike, Inc., Class B...............    77,300      6,207,963
           TJX Cos., Inc.....................   187,900      4,455,109
           VF Corp.#.........................    36,000      2,265,480
                                                        --------------
                                                            20,650,555
                                                        --------------
         Appliances/Furnishings -- 0.10%
           Leggett & Platt, Inc.#............    74,500      1,891,555
           Whirlpool Corp.#..................    31,770      2,856,758
                                                        --------------
                                                             4,748,313
                                                        --------------
         Automotive -- 0.54%
           AutoNation, Inc.+.................    59,900      1,299,231
           AutoZone, Inc.+...................    22,600      2,050,498
           Cooper Tire & Rubber Co.#.........    25,100        285,638
           Danaher Corp......................    96,900      6,212,259
           Ford Motor Co.#...................   760,600      5,445,896
           General Motors Corp.#.............   230,700      6,212,751
           Genuine Parts Co..................    70,600      3,040,036
           Goodyear Tire & Rubber Co.+#......    72,300        919,656
                                                        --------------
                                                            25,465,965
                                                        --------------
         Banks -- 6.69%
           AmSouth Bancorp...................   141,100      3,781,480
           Bank of America Corp.............. 1,895,300     91,732,520
           Bank of New York Co., Inc.........   314,700     10,457,481
           BB&T Corp.........................   218,500      9,083,045
           Comerica, Inc.....................    66,500      3,640,875
           Compass Bancshares, Inc...........    50,500      2,810,325
           Fifth Third Bancorp...............   226,800      8,618,400
           First Horizon National Corp.#.....    51,500      2,057,940
           Huntington Bancshares, Inc........   101,500      2,387,280
           KeyCorp...........................   165,400      5,908,088
           M&T Bank Corp.....................    32,400      3,729,240
           Marshall & Ilsley Corp.#..........    90,700      4,112,338
           Mellon Financial Corp.............   169,100      6,118,038
           National City Corp................   223,400      8,238,992
           North Fork Bancorp., Inc..........   194,200      5,723,074
           Northern Trust Corp...............    75,600      4,227,552
           PNC Financial Services Group......   119,300      8,220,963
           Regions Financial Corp............   186,300      6,306,255
           State Street Bank & Trust Co......   135,900      8,439,390
           SunTrust Banks, Inc...............   151,300     11,454,923
           Synovus Financial Corp............   127,900      3,365,049
           U.S. Bancorp......................   734,800     22,683,276
           Wachovia Corp.....................   662,000     35,417,000

                                                                Value
                                                   Shares      (Note 3)

     ---------------------------------------------------------------------
     Banks (continued)
       Wells Fargo & Co..........................   683,800 $   45,383,806
       Zions Bancorp.............................    42,600      3,451,878
                                                            --------------
                                                               317,349,208
                                                            --------------
     Beverages -- 2.16%
       Anheuser-Busch Cos., Inc..................   316,700     14,454,188
       Brown-Forman Corp., Class B...............    34,000      2,594,200
       Coca-Cola Co..............................   840,600     37,011,618
       Coca-Cola Enterprises, Inc.#..............   123,900      2,435,874
       Constellation Brands, Inc., Class A+......    80,500      1,988,350
       Molson Coors Brewing Co.#.................    23,500      1,522,330
       Pepsi Bottling Group, Inc.................    55,200      1,729,968
       PepsiCo, Inc..............................   676,000     40,870,960
                                                            --------------
                                                               102,607,488
                                                            --------------
     Broadcasting -- 0.80%
       Clear Channel Communications, Inc.........   210,900      6,495,720
       Comcast Corp., Class A+...................   872,600     28,036,638
       Univision Communications, Inc., Class A+#.    91,300      3,282,235
                                                            --------------
                                                                37,814,593
                                                            --------------
     Building Materials -- 0.29%
       American Standard Cos., Inc...............    72,800      3,093,272
       Masco Corp................................   169,900      5,270,298
       Sherwin-Williams Co.......................    45,300      2,191,161
       Vulcan Materials Co.#.....................    41,000      3,200,050
                                                            --------------
                                                                13,754,781
                                                            --------------
     Chemical -- 1.52%
       Air Products & Chemicals, Inc.............    90,900      5,894,865
       Ashland, Inc..............................    29,100      1,818,750
       Dow Chemical Co...........................   394,700     15,736,689
       E.I. du Pont de Nemours and Co............   375,300     15,961,509
       Eastman Chemical Co.......................    33,400      1,883,092
       Ecolab, Inc...............................    74,400      2,880,024
       Engelhard Corp.#..........................    50,600      1,969,858
       Hercules, Inc.+...........................    46,100        713,167
       Monsanto Co...............................   109,900      9,249,184
       PPG Industries, Inc.......................    67,500      4,342,950
       Praxair, Inc..............................   131,800      6,945,860
       Rohm & Haas Co............................    58,800      2,964,108
       Sigma-Aldrich Corp.#......................    27,300      1,895,166
                                                            --------------
                                                                72,255,222
                                                            --------------
     Commercial Services -- 0.53%
       Ball Corp.................................    42,600      1,594,092
       Cendant Corp..............................   411,300      6,650,721
       Cintas Corp...............................    56,300      2,384,868
       Convergys Corp.+..........................    57,100      1,064,344
       Fluor Corp................................    35,400      3,103,164
       Moody's Corp..............................    99,200      5,188,160
       Paychex, Inc.#............................   136,300      5,003,573
                                                            --------------
                                                                24,988,922
                                                            --------------
     Conglomerates -- 4.48%
       3M Co.....................................   308,000     25,767,280
       Eaton Corp................................    60,800      4,471,232
       General Electric Co....................... 4,253,300    145,718,058
       ITT Industries, Inc.......................    75,400      3,932,110
       Loews Corp................................   166,200      5,647,476
       Textron, Inc..............................    54,000      4,910,220
       Tyco International, Ltd...................   822,300     22,292,553
                                                            --------------
                                                               212,738,929
                                                            --------------
     Drugs -- 4.93%
       Abbott Laboratories.......................   627,800     26,807,060
       Allergan, Inc.............................    61,800      5,859,876
       Barr Pharmaceuticals, Inc.+...............    43,200      2,276,640

 150   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2006


                                                                Value
                                                   Shares      (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Drugs (continued)
        Bristol-Myers Squibb Co..................   799,400 $   19,625,270
        Caremark Rx, Inc.+.......................   183,000      8,778,510
        Eli Lilly & Co...........................   461,000     23,806,040
        Forest Laboratories, Inc.+...............   132,900      4,981,092
        King Pharmaceuticals, Inc.+..............    98,700      1,754,886
        Merck & Co., Inc.........................   892,400     29,707,996
        Mylan Laboratories, Inc.#................    89,300      1,867,263
        Pfizer, Inc.............................. 3,002,400     71,036,784
        Schering-Plough Corp.....................   603,700     11,506,522
        Watson Pharmaceuticals, Inc.+............    41,500      1,051,195
        Wyeth....................................   548,400     25,083,816
                                                            --------------
                                                               234,142,950
                                                            --------------
      Electronics/Electrical Equipment -- 1.59%
        Agilent Technologies, Inc.+..............   174,900      6,102,261
        American Power Conversion Corp.#.........    70,200      1,381,536
        Applera Corp. - Applied Biosystems Group.    74,800      2,214,080
        Comverse Technology, Inc.+...............    82,400      1,855,648
        Emerson Electric Co......................   167,800     13,846,856
        Fisher Scientific International, Inc.+...    50,400      3,742,200
        Harman International Industries, Inc.....    26,700      2,262,291
        Jabil Circuit, Inc.......................    71,200      2,479,184
        JDS Uniphase Corp.+#.....................   683,900      2,072,217
        Johnson Controls, Inc....................    79,200      6,745,464
        Millipore Corp.+.........................    21,300      1,478,220
        Molex, Inc.#.............................    58,200      2,066,100
        NVIDIA Corp.+............................   139,600      3,208,008
        Parker Hannifin Corp.....................    48,900      3,815,178
        Perkinelmer, Inc.........................    53,400      1,113,924
        Pitney Bowes, Inc........................    92,700      3,780,306
        PMC-Sierra, Inc.+#.......................    86,100        830,004
        Sanmina-SCI Corp.+.......................   217,100      1,020,370
        Solectron Corp.+.........................   373,100      1,328,236
        Symbol Technologies, Inc.#...............   103,200      1,224,984
        Tektronix, Inc...........................    33,400      1,040,744
        Thermo Electron Corp.+...................    66,200      2,432,188
        W. W. Grainger, Inc......................    31,200      2,251,392
        Waters Corp.+............................    42,700      1,778,455
        Xerox Corp.+.............................   380,000      5,217,400
                                                            --------------
                                                                75,287,246
                                                            --------------
      Financial Services -- 8.51%
        American Express Co......................   505,000     27,451,800
        Ameriprise Financial, Inc................   102,200      4,677,694
        Bear Stearns Cos., Inc...................    48,800      6,527,000
        Capital One Financial Corp...............   122,800     10,164,156
        Charles Schwab Corp......................   421,000      7,013,860
        CIT Group, Inc...........................    81,600      4,194,240
        Citigroup, Inc........................... 2,036,700    100,409,310
        Countrywide Financial Corp...............   246,000      9,416,880
        E*TRADE Group, Inc.+.....................   170,500      4,138,035
        Equifax, Inc.#...........................    52,900      1,908,632
        Fannie Mae...............................   394,900     19,646,275
        Federated Investors, Inc., Class B.......    34,400      1,104,928
        Franklin Resources, Inc..................    62,300      5,603,885
        Freddie Mac..............................   281,900     16,925,276
        Goldman Sachs Group, Inc.................   177,900     26,854,005
        H & R Block, Inc.........................   133,700      3,041,675
        Janus Capital Group, Inc.................    87,700      1,579,477
        JPMorgan Chase & Co...................... 1,422,200     60,642,608
        Legg Mason, Inc..........................    50,500      4,844,465
        Lehman Brothers Holdings, Inc............   220,600     14,694,166
        Merrill Lynch & Co., Inc.................   374,700     27,132,027
        Morgan Stanley...........................   438,100     26,119,522
        Principal Financial Group, Inc.#.........   114,100      6,235,565
        SLM Corp.................................   170,200      9,149,952
        T. Rowe Price Group, Inc.................    53,900      4,263,490
                                                            --------------
                                                               403,738,923
                                                            --------------

                                                                 Value
                                                    Shares      (Note 3)

    -----------------------------------------------------------------------
    Foods -- 1.34%
      Archer-Daniels-Midland Co...................   266,700 $   11,086,719
      Campbell Soup Co............................    75,200      2,646,288
      ConAgra Foods, Inc..........................   211,900      4,788,940
      Dean Foods Co.+.............................    55,400      1,977,780
      General Mills, Inc..........................   145,400      7,544,806
      H J Heinz Co................................   136,800      5,793,480
      Hershey Foods Corp..........................    73,200      4,165,812
      Kellogg Co..................................   102,600      4,832,460
      McCormick & Co., Inc.#......................    54,200      1,867,190
      Sara Lee Corp...............................   310,200      5,264,094
      Sysco Corp..................................   252,700      7,727,566
      Tyson Foods, Inc., Class A..................   102,900      1,647,429
      W.M. Wrigley Jr. Co. #......................    90,525      4,138,803
                                                             --------------
                                                                 63,481,367
                                                             --------------
    Freight -- 1.07%
      FedEx Corp..................................   124,000     13,549,480
      Ryder System, Inc.#.........................    24,900      1,345,347
      United Parcel Service, Inc..................   445,600     35,893,080
                                                             --------------
                                                                 50,787,907
                                                             --------------
    Hardware & Tools -- 0.11%
      Black & Decker Corp.........................    31,600      2,747,936
      Snap-on, Inc................................    23,800        996,744
      Stanley Works#..............................    29,600      1,437,080
                                                             --------------
                                                                  5,181,760
                                                             --------------
    Healthcare -- 0.43%
      Bausch & Lomb, Inc.#........................    22,000      1,081,300
      Laboratory Corp. of America Holdings+#......    51,200      3,039,232
      Manor Care, Inc.#...........................    32,300      1,500,012
      McKesson Corp...............................   124,900      6,182,550
      Medco Health Solutions, Inc.+...............   124,200      6,694,380
      Patterson Cos., Inc.+#......................    56,600      1,938,550
                                                             --------------
                                                                 20,436,024
                                                             --------------
    Heavy Duty Trucks/Parts -- 0.13%
      Navistar International Corp.+...............    25,200        669,816
      PACCAR, Inc.................................    69,100      5,310,335
                                                             --------------
                                                                  5,980,151
                                                             --------------
    Home Builders -- 0.26%
      Centex Corp.#...............................    50,000      2,384,500
      DR Horton, Inc..............................   110,900      2,923,324
      KB Home.....................................    31,400      1,607,680
      Lennar Corp.................................    55,900      2,678,169
      Pulte Homes, Inc............................    87,300      2,834,631
                                                             --------------
                                                                 12,428,304
                                                             --------------
    Hospital Management -- 0.23%
      HCA, Inc....................................   166,400      7,396,480
      Health Management Associates, Inc., Class A.    98,200      2,047,470
      Tenet Healthcare Corp.+.....................   191,900      1,519,848
                                                             --------------
                                                                 10,963,798
                                                             --------------
    Hospital Supplies -- 2.86%
      AmerisourceBergen Corp......................    85,200      3,713,868
      Becton, Dickinson and Co....................   100,900      6,097,387
      Cardinal Health, Inc........................   172,100     11,515,211
      CR Bard, Inc................................    42,500      3,145,425
      Hospira, Inc.+..............................    65,700      2,944,017
      Johnson & Johnson........................... 1,214,400     73,131,168
      Medtronic, Inc..............................   492,500     24,866,325
      St. Jude Medical, Inc.+.....................   149,500      5,097,950
      Stryker Corp................................   119,200      5,232,880
                                                             --------------
                                                                135,744,231
                                                             --------------

 May 31, 2006   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     151


                                                                  Value
                                                     Shares      (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Household Products -- 2.50%
     Alberto-Culver Co., Class B...................    30,900 $    1,437,159
     Avon Products, Inc............................   183,800      5,826,460
     Clorox Co.....................................    61,300      3,873,547
     Colgate-Palmolive Co..........................   210,200     12,683,468
     Estee Lauder Cos., Inc., Class A..............    48,700      1,993,778
     Fortune Brands, Inc.#.........................    59,800      4,425,200
     International Flavors & Fragrances, Inc.......    32,300      1,149,557
     Kimberly-Clark Corp...........................   188,100     11,412,027
     Newell Rubbermaid, Inc.#......................   112,100      2,966,166
     Procter & Gamble Co........................... 1,342,100     72,808,925
                                                              --------------
                                                                 118,576,287
                                                              --------------
   Human Resources -- 0.06%
     Robert Half International, Inc................    70,000      2,872,800
                                                              --------------
   Information Processing - Hardware -- 3.47%
     Apple Computer, Inc.+.........................   347,500     20,770,075
     Dell, Inc.+...................................   960,300     24,372,414
     EMC Corp.+....................................   969,800     12,413,440
     Gateway, Inc.+#...............................   107,900        185,588
     Hewlett-Packard Co............................ 1,154,100     37,369,758
     International Business Machines Corp..........   639,500     51,096,050
     Lexmark International, Inc., Class A+#........    44,100      2,524,725
     Network Appliance, Inc.+......................   152,600      4,883,200
     Sandisk Corp.+................................    79,700      4,484,719
     Sun Microsystems, Inc.+....................... 1,412,200      6,580,852
                                                              --------------
                                                                 164,680,821
                                                              --------------
   Information Processing - Services -- 2.26%
     Affiliated Computer Services, Inc., Class A+#.    48,000      2,396,160
     Computer Sciences Corp.+......................    76,100      4,280,625
     eBay, Inc.+...................................   470,600     15,440,386
     Electronic Data Systems Corp..................   209,900      5,146,748
     First Data Corp...............................   313,000     14,432,430
     Fiserv, Inc.+.................................    75,300      3,249,195
     Google, Inc.+.................................    82,400     30,637,968
     Monster Worldwide, Inc.+......................    51,500      2,516,805
     NCR Corp.+....................................    74,200      2,899,736
     Symantec Corp.+...............................   425,700      6,640,920
     Unisys Corp.+.................................   139,600        918,568
     VeriSign, Inc.+#..............................    99,700      2,238,265
     Yahoo!, Inc.+.................................   514,900     16,265,691
                                                              --------------
                                                                 107,063,497
                                                              --------------
   Information Processing - Software -- 3.01%
     Adobe Systems, Inc.+..........................   244,700      7,005,761
     Autodesk, Inc.+...............................    94,100      3,424,299
     Automatic Data Processing, Inc................   236,400     10,749,108
     BMC Software, Inc.+...........................    86,900      1,751,035
     CA, Inc.#.....................................   186,100      4,043,953
     Citrix Systems, Inc.+.........................    72,800      2,735,824
     Compuware Corp.+..............................   156,200      1,149,632
     IMS Health, Inc...............................    81,400      2,196,172
     Intuit, Inc.+.................................    72,200      3,991,938
     Microsoft Corp................................ 3,626,200     82,133,430
     Novell, Inc.+#................................   159,000      1,229,070
     Oracle Corp.+................................. 1,537,600     21,864,672
     Parametric Technology Corp.+..................    45,380        605,369
                                                              --------------
                                                                 142,880,263
                                                              --------------
   Insurance -- 5.85%
     ACE, Ltd......................................   131,500      6,807,755
     Aetna, Inc....................................   231,400      8,899,644
     AFLAC, Inc....................................   203,300      9,514,440
     Allstate Corp.................................   263,100     14,473,131
     AMBAC Financial Group, Inc....................    43,100      3,454,465
     American International Group, Inc.(1)......... 1,059,100     64,393,280
     Aon Corp......................................   131,300      4,680,845
     Chubb Corp....................................   163,200      8,246,496

                                                               Value
                                                   Shares     (Note 3)

      -------------------------------------------------------------------
      Insurance (continued)
        CIGNA Corp................................  49,400 $    4,581,356
        Cincinnati Financial Corp.................  71,100      3,259,224
        Coventry Health Care, Inc.+...............  65,400      3,417,150
        Genworth Financial, Inc................... 153,800      5,150,762
        Hartford Financial Services Group, Inc.... 123,400     10,851,796
        Humana, Inc.+.............................  66,700      3,377,021
        Lincoln National Corp..................... 116,500      6,544,970
        Marsh & McLennan Cos., Inc................ 223,200      6,256,296
        MBIA, Inc.................................  54,700      3,125,011
        MetLife, Inc.............................. 309,200     15,914,524
        MGIC Investment Corp......................  35,800      2,358,146
        Progressive Corp.......................... 321,200      8,784,820
        Prudential Financial, Inc................. 201,900     15,374,685
        Safeco Corp...............................  50,400      2,790,648
        St. Paul Travelers Cos., Inc.............. 283,900     12,497,278
        Torchmark Corp............................  42,300      2,490,624
        UnitedHealth Group, Inc................... 553,400     24,327,464
        UnumProvident Corp........................ 121,900      2,189,324
        WellPoint, Inc.+.......................... 269,300     19,276,494
        Xl Capital, Ltd., Class A.................  71,200      4,505,536
                                                           --------------
                                                              277,543,185
                                                           --------------
      Leisure & Tourism -- 1.85%
        Brunswick Corp.#..........................  38,800      1,394,084
        Carnival Corp............................. 177,100      7,068,061
        Darden Restaurants, Inc...................  53,700      1,901,517
        Electronic Arts, Inc.+.................... 123,900      5,212,473
        Harley-Davidson, Inc.#.................... 111,200      5,543,320
        Harrah's Entertainment, Inc...............  75,200      5,718,208
        Hasbro, Inc...............................  72,700      1,347,858
        Hilton Hotels Corp........................ 134,500      3,693,370
        International Game Technology............. 137,500      5,119,125
        Marriott International, Inc., Class A.....  66,200      4,788,246
        Mattel, Inc............................... 158,700      2,667,747
        McDonald's Corp........................... 512,700     17,006,259
        Sabre Holdings Corp., Class A#............  53,900      1,153,460
        Starbucks Corp.+.......................... 311,400     11,101,410
        Starwood Hotels & Resorts Worldwide, Inc..  88,100      5,382,910
        Wendy's International, Inc................  46,700      2,815,076
        Yum! Brands, Inc.......................... 112,600      5,675,040
                                                           --------------
                                                               87,588,164
                                                           --------------
      Machinery -- 1.23%
        Caterpillar, Inc.......................... 273,700     19,966,415
        Cooper Industries, Ltd., Class A..........  37,500      3,339,750
        Cummins, Inc.#............................  19,000      2,093,990
        Deere & Co................................  96,600      8,268,960
        Dover Corp................................  83,000      4,053,720
        Illinois Tool Works, Inc.................. 167,400      8,311,410
        Ingersoll-Rand Co......................... 133,600      5,826,296
        Pall Corp.................................  51,000      1,534,590
        Rockwell Automation, Inc..................  72,400      4,943,472
                                                           --------------
                                                               58,338,603
                                                           --------------
      Medical - Biomedical/Gene -- 1.02%
        Amgen, Inc.+.............................. 476,800     32,226,912
        Biogen Idec, Inc.+........................ 140,400      6,546,852
        Genzyme Corp.+............................ 106,000      6,307,000
        MedImmune, Inc.+.......................... 104,200      3,315,644
                                                           --------------
                                                               48,396,408
                                                           --------------
      Medical Technology -- 0.71%
        Baxter International, Inc................. 264,600      9,975,420
        Biomet, Inc............................... 101,100      3,559,731
        Boston Scientific Corp.+.................. 495,800     10,253,144
        Quest Diagnostics, Inc....................  66,400      3,701,136
        Zimmer Holdings, Inc.+.................... 101,100      6,121,605
                                                           --------------
                                                               33,611,036
                                                           --------------

 152   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2006


                                                              Value
                                                 Shares      (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Metals -- 0.73%
          Alcoa, Inc...........................   355,700 $   11,282,804
          Allegheny Technologies, Inc.#........    35,200      2,239,776
          Freeport-McMoRan Copper & Gold, Inc..    75,100      4,204,849
          Nucor Corp...........................    63,400      6,674,118
          Phelps Dodge Corp....................    83,000      7,112,270
          United States Steel Corp.#...........    44,400      2,947,272
                                                          --------------
                                                              34,461,089
                                                          --------------
        Mining -- 0.20%
          Newmont Mining Corp..................   182,300      9,506,945
                                                          --------------
        Multimedia -- 2.39%
          CBS Corp.............................   315,400      8,172,014
          E.W. Scripps Co., Class A#...........    34,800      1,610,544
          Gannett Co., Inc.....................    97,200      5,249,772
          McGraw-Hill Cos., Inc................   149,900      7,734,840
          Meredith Corp.#......................    17,100        855,855
          News Corp., Class A..................   979,500     18,679,065
          Time Warner, Inc..................... 1,838,400     31,638,864
          Viacom, Inc.+........................   315,300     11,902,575
          Walt Disney Co.......................   898,800     27,413,400
                                                          --------------
                                                             113,256,929
                                                          --------------
        Oil & Gas -- 9.75%
          Anadarko Petroleum Corp..............   188,000      9,337,960
          Apache Corp..........................   134,700      8,739,336
          Baker Hughes, Inc....................   139,600     12,047,480
          BJ Services Co.......................   132,200      4,845,130
          Chesapeake Energy Corp.#.............   152,400      4,661,916
          ChevronTexaco Corp...................   908,300     54,307,257
          ConocoPhillips.......................   673,072     42,598,727
          Devon Energy Corp....................   180,300     10,342,008
          El Paso Corp.#.......................   283,600      4,415,652
          EOG Resources, Inc...................    98,900      6,493,774
          Exxon Mobil Corp..................... 2,491,700    151,769,447
          Halliburton Co.......................   210,600     15,708,654
          Hess Corp............................    32,600      4,890,000
          Hugoton Royalty Trust#...............         1             28
          Kerr-McGee Corp......................    47,400      5,064,690
          Kinder Morgan, Inc...................    43,000      4,320,640
          Marathon Oil Corp....................   149,600     11,227,480
          Murphy Oil Corp......................    67,400      3,554,002
          Nabors Industries, Ltd.+#............   128,900      4,628,799
          National-Oilwell Varco, Inc.+........    71,200      4,703,472
          Noble Corp...........................    56,000      3,893,680
          Occidental Petroleum Corp............   175,700     17,410,113
          Peoples Energy Corp.#................    15,700        589,064
          Rowan Cos., Inc......................    44,700      1,779,954
          Schlumberger, Ltd....................   482,200     31,617,854
          Sunoco, Inc..........................    54,300      3,724,437
          Transocean, Inc.+....................   133,000     10,822,210
          Valero Energy Corp...................   253,700     15,564,495
          Weatherford International, Ltd.+.....   142,300      7,405,292
          XTO Energy, Inc......................   148,200      6,108,804
                                                          --------------
                                                             462,572,355
                                                          --------------
        Paper/Forest Products -- 0.59%
          Avery Dennison Corp..................    45,100      2,678,489
          Bemis Co., Inc.......................    43,000      1,307,200
          International Paper Co...............   201,100      6,833,378
          Louisiana-Pacific Corp...............    43,300      1,050,458
          Meadwestvaco Corp....................    74,100      2,030,340
          Pactiv Corp.+........................    58,500      1,443,195
          Plum Creek Timber Co., Inc...........    75,300      2,691,975
          Sealed Air Corp.#....................    33,300      1,717,281
          Temple-Inland, Inc...................    45,300      1,948,353
          Weyerhaeuser Co......................    99,300      6,351,228
                                                          --------------
                                                              28,051,897
                                                          --------------

                                                                   Value
                                                      Shares      (Note 3)

   --------------------------------------------------------------------------
   Photography -- 0.06%
     Eastman Kodak Co.#.............................   117,100 $    2,823,281
                                                               --------------
   Pollution Control -- 0.20%
     Allied Waste Industries, Inc.+.................    98,700      1,177,491
     Waste Management, Inc..........................   225,300      8,250,486
                                                               --------------
                                                                    9,427,977
                                                               --------------
   Publishing -- 0.21%
     Dow Jones & Co., Inc.#.........................    24,100        833,378
     Knight-Ridder, Inc.#...........................    27,400      1,699,074
     New York Times Co., Class A#...................    59,300      1,432,688
     R. R. Donnelley & Sons Co......................    88,200      2,838,276
     Tribune Co.....................................   106,900      3,189,896
                                                               --------------
                                                                    9,993,312
                                                               --------------
   Railroads & Equipment -- 0.77%
     Burlington Northern Santa Fe Corp..............   152,100     11,774,061
     CSX Corp.......................................    89,600      5,996,032
     Norfolk Southern Corp..........................   168,200      8,874,232
     Union Pacific Corp.............................   108,100     10,031,680
                                                               --------------
                                                                   36,676,005
                                                               --------------
   Real Estate Investment Trusts -- 0.84%
     Apartment Investment & Management Co., Class A.    39,500      1,708,375
     Archstone-Smith Trust..........................    87,100      4,211,285
     Boston Properties, Inc.........................    36,700      3,106,655
     Equity Office Properties Trust.................   151,600      5,101,340
     Equity Residential.............................   118,600      5,230,260
     Kimco Realty Corp..............................    86,800      3,111,780
     ProLogis.......................................    99,400      4,915,330
     Public Storage, Inc............................    33,800      2,422,784
     Simon Property Group, Inc......................    74,700      5,948,361
     Vornado Realty Trust...........................    48,500      4,359,665
                                                               --------------
                                                                   40,115,835
                                                               --------------
   Retail -- 5.46%
     Albertson's, Inc...............................   150,500      3,854,305
     Amazon.com, Inc.+#.............................   125,800      4,353,938
     Bed Bath & Beyond, Inc.+.......................   114,400      4,023,448
     Best Buy Co., Inc..............................   165,900      8,792,700
     Big Lots, Inc.+#...............................    46,500        754,230
     Circuit City Stores, Inc.......................    62,100      1,866,105
     Costco Wholesale Corp..........................   193,000     10,215,490
     CVS Corp.......................................   333,500      9,304,650
     Dillard's, Inc., Class A#......................    25,200        685,944
     Dollar General Corp............................   129,300      2,107,590
     Express Scripts, Inc., Class A+................    59,700      4,374,816
     Family Dollar Stores, Inc.#....................    63,400      1,583,732
     Federated Department Stores, Inc...............   111,000      8,084,130
     Gap, Inc.......................................   234,200      4,262,440
     Home Depot, Inc................................   866,800     33,042,416
     J.C. Penney Co., Inc...........................    94,700      5,753,972
     Kohl's Corp.+..................................   140,600      7,548,814
     Kroger Co......................................   296,000      5,952,560
     Limited Brands, Inc............................   142,100      3,859,436
     Lowe's Cos., Inc...............................   319,000     19,867,320
     Nordstrom, Inc.................................    89,200      3,285,236
     Office Depot, Inc.+............................   120,600      5,013,342
     OfficeMax, Inc.................................    29,000      1,198,570
     RadioShack Corp.#..............................    55,000        925,100
     Safeway, Inc...................................   183,600      4,329,288
     Sears Holdings Corp.+#.........................    40,700      6,181,109
     Staples, Inc...................................   297,300      6,983,577
     SUPERVALU, Inc.................................    55,600      1,621,296
     Target Corp....................................   358,700     17,547,604
     Tiffany & Co...................................    58,100      1,986,439
     Wal-Mart Stores, Inc........................... 1,019,300     49,385,085
     Walgreen Co....................................   412,900     16,763,740
     Whole Foods Market, Inc........................    56,600      3,679,000
                                                               --------------
                                                                  259,187,422
                                                               --------------

 May 31, 2006   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     153



                                                                 Value
                                                    Shares      (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Savings & Loan -- 0.62%
       Golden West Financial Corp.................   104,500 $    7,638,950
       Sovereign Bancorp, Inc.....................   145,800      3,251,340
       Washington Mutual, Inc.....................   404,600     18,575,186
                                                             --------------
                                                                 29,465,476
                                                             --------------
     Schools -- 0.06%
       Apollo Group, Inc., Class A+...............    57,300      2,997,363
                                                             --------------
     Semiconductors -- 2.71%
       Advanced Micro Devices, Inc.+..............   196,200      6,060,618
       Altera Corp.+..............................   146,700      2,869,452
       Analog Devices, Inc........................   149,500      5,042,635
       Applied Materials, Inc.#...................   647,400     10,947,534
       Broadcom Corp., Class A+...................   179,650      6,073,967
       Freescale Semiconductor, Inc.+.............   167,401      5,224,585
       Intel Corp................................. 2,400,500     43,257,010
       KLA-Tencor Corp............................    81,500      3,344,760
       Linear Technology Corp.....................   124,800      4,212,000
       LSI Logic Corp.+#..........................   159,800      1,554,854
       Maxim Integrated Products, Inc.............   130,900      4,022,557
       Micron Technology, Inc.+...................   274,400      4,544,064
       National Semiconductor Corp................   137,700      3,536,136
       Novellus Systems, Inc.+....................    54,500      1,262,220
       QLogic Corp.+..............................    65,900      1,178,292
       Teradyne, Inc.+............................    80,900      1,259,613
       Texas Instruments, Inc.....................   653,000     20,393,190
       Xilinx, Inc................................   140,700      3,658,200
                                                             --------------
                                                                128,441,687
                                                             --------------
     Telecommunications -- 4.98%
       ADC Telecommunications, Inc.+#.............    47,800        856,576
       Alltel Corp................................   158,400      9,797,040
       Andrew Corp.+..............................    65,100        658,812
       Avaya, Inc.+#..............................   170,100      2,008,881
       BellSouth Corp.............................   733,600     24,773,672
       CenturyTel, Inc............................    47,100      1,683,825
       Ciena Corp.+#..............................   237,600        995,544
       Cisco Systems, Inc.+....................... 2,509,700     49,390,896
       Citizens Communications Co.................   134,100      1,700,388
       Corning, Inc.+.............................   630,800     15,296,900
       Embarq Corp.+..............................    60,540      2,522,702
       Lucent Technologies, Inc.+#................ 1,823,600      4,650,180
       Motorola, Inc.............................. 1,019,900     21,509,691
       QUALCOMM, Inc..............................   675,800     30,552,918
       Qwest Communications International, Inc.+#.   633,000      4,437,330
       Sprint Corp................................ 1,210,801     25,681,089
       Tellabs, Inc.+.............................   183,700      2,626,910
       Verizon Communications, Inc................ 1,194,300     37,274,103
                                                             --------------
                                                                236,417,457
                                                             --------------
     Therapeutics -- 0.23%
       Gilead Sciences, Inc.+.....................   188,600     10,812,438
                                                             --------------
     Tobacco -- 1.44%
       Altria Group, Inc..........................   851,500     61,606,025
       Reynolds American, Inc.#...................    35,000      3,847,900
       UST, Inc.#.................................    66,800      2,939,868
                                                             --------------
                                                                 68,393,793
                                                             --------------
     Utilities - Communication -- 0.87%
       AT&T, Inc.................................. 1,583,100     41,255,586
                                                             --------------
     Utilities - Electric -- 3.08%
       AES Corp.+.................................   267,600      4,923,840
       Allegheny Energy, Inc.+....................    66,600      2,428,902
       Ameren Corp.#..............................    83,600      4,137,364
       American Electric Power Co., Inc...........   160,700      5,507,189
       CenterPoint Energy, Inc.#..................   126,600      1,517,934
       CMS Energy Corp.+..........................    90,100      1,156,884
       Consolidated Edison, Inc.#.................   100,200      4,418,820

                                                            Shares/
                                                           Principal        Value
                                                            Amount         (Note 3)

---------------------------------------------------------------------------------------
Utilities - Electric (continued)
  Constellation Energy Group, Inc.......................       72,900   $    3,768,930
  Dominion Resources, Inc...............................      141,800       10,291,844
  DTE Energy Co.#.......................................       72,600        2,934,492
  Duke Energy Corp......................................      505,632       14,268,935
  Dynegy, Inc., Class A+................................      150,400          794,112
  Edison International, Inc.............................      133,000        5,218,920
  Entergy Corp..........................................       84,900        5,952,339
  Exelon Corp...........................................      272,200       15,409,242
  FirstEnergy Corp......................................      134,600        7,055,732
  FPL Group, Inc........................................      164,700        6,560,001
  NiSource, Inc.........................................      111,300        2,423,001
  PG&E Corp.#...........................................      141,000        5,594,880
  Pinnacle West Capital Corp.#..........................       40,500        1,595,295
  PPL Corp..............................................      155,200        4,620,304
  Progress Energy, Inc.#................................      103,000        4,330,120
  Public Service Enterprise Group, Inc..................      102,300        6,519,579
  Southern Co...........................................      302,700        9,677,319
  TECO Energy, Inc......................................       85,100        1,278,202
  TXU Corp..............................................      188,800       10,818,240
  Xcel Energy, Inc.#....................................      164,800        3,093,296
                                                                        --------------
                                                                           146,295,716
                                                                        --------------
Utilities - Gas, Distribution -- 0.18%
  Keyspan Corp.#........................................       71,300        2,854,139
  Nicor, Inc.#..........................................       18,100          741,738
  Sempra Energy.........................................      105,500        4,744,335
                                                                        --------------
                                                                             8,340,212
                                                                        --------------
Utilities - Gas, Pipeline -- 0.12%
  Williams Cos., Inc....................................      242,600        5,482,760
                                                                        --------------
Total Long-Term Investment Securities
   (Cost $3,152,335,371)................................                 4,704,581,578
                                                                        --------------
SHORT-TERM INVESTMENTS -- 3.76%
Collective Investment Pool -- 3.20%
  Securities Lending Quality Trust(2)...................  151,694,014      151,694,014
                                                                        --------------
Commercial Paper -- 0.52%
  Rabobank USA Financial Corp.:
   5.06% due 06/01/06................................... $ 25,000,000       25,000,000
                                                                        --------------
United States Treasury Bills -- 0.04%
  United States Treasury Bills:
   4.54% due 06/15/06@..................................      435,000          434,238
   4.59% due 06/22/06@..................................      165,000          164,562
   4.63% due 06/22/06@..................................       10,000            9,973
   4.63% due 06/22/06@..................................    1,050,000        1,047,177
   4.67% due 06/22/06@..................................      140,000          139,621
   4.68% due 07/13/06@..................................      185,000          183,997
                                                                        --------------
                                                                             1,979,568
                                                                        --------------
Total Short-Term Investment Securities
   (Cost $178,673,582)..................................                   178,673,582
                                                                        --------------
REPURCHASE AGREEMENT -- 0.10%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.59%, dated 05/31/06, to be repurchased
   06/01/06 in the amount of $4,478,571 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 4.25%, due 04/16/07 and having
   an approximate value of $4,612,929
   (Cost $4,478,000)....................................    4,478,000        4,478,000
                                                                        --------------
TOTAL INVESTMENTS
   (Cost $3,335,486,953)(3).............................       103.02%   4,887,733,160
Liabilities in excess of other assets...................        (3.02)%   (143,443,740)
                                                         ------------   --------------
NET ASSETS --                                                  100.00%  $4,744,289,420
                                                         ============   ==============

 154   STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED     May 31, 2006

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (see Note 3).
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Security represents an investment in an affiliated company (see Note 4).
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.

   Open Futures Contracts
   --------------------------------------------------------------------------
                                                                 Unrealized
   Number of               Expiration  Value at   Value as of   Appreciation
   Contracts  Description     Date    Trade Date  May 31, 2006 (Depreciation)
   --------------------------------------------------------------------------
   115 Long  S&P 500 Index June 2006  $37,624,325 $36,572,875   $(1,051,450)
                                                                ===========

See Notes to Financial Statements

 May 31, 2006      VALIC ULTRA FUND - PORTFOLIO PROFILE (Unaudited)        155

Industry Allocation*

                   Retail............................  15.35%
                   Information Processing -- Services  14.80%
                   Leisure & Tourism.................   9.40%
                   Insurance.........................   8.06%
                   Financial Services................   6.98%
                   Oil & Gas.........................   4.73%
                   Commercial Services...............   3.47%
                   Telecommunications................   3.40%
                   Hospital Supplies.................   3.37%
                   Drugs.............................   3.34%
                   Freight...........................   3.32%
                   Semiconductors....................   2.97%
                   Schools...........................   2.60%
                   Medical -- Biomedical/Gene........   2.59%
                   Time Deposit......................   2.43%
                   Medical Technology................   2.33%
                   Information Processing -- Hardware   2.32%
                   Chemical..........................   1.77%
                   Information Processing -- Software   1.66%
                   Automotive........................   1.64%
                   Banks.............................   1.16%
                   Household Products................   1.14%
                   Electronics/Electrical Equipment..   0.74%
                   Foods.............................   0.56%
                   Multimedia........................   0.51%
                   Machinery.........................   0.40%
                   Home Builders.....................   0.25%
                                                      ------
                                                      101.29%
                                                      ======

*  Calculated as a percentage of net assets.

 156         VALIC ULTRA FUND - SCHEDULE OF INVESTMENTS           May 31, 2006


                                                                  Value
                                                      Shares     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK -- 98.86%
     Automotive -- 1.64%
       Carmax, Inc.+................................   607,922 $ 19,337,999
                                                               ------------
     Banks -- 1.16%
       Wells Fargo & Co.............................   205,973   13,670,428
                                                               ------------
     Chemical -- 1.77%
       Monsanto Co..................................   246,866   20,776,243
                                                               ------------
     Commercial Services -- 3.47%
       Accenture, Ltd...............................   440,879   12,410,744
       Moody's Corp.................................   102,689    5,370,634
       Paychex, Inc.................................   629,704   23,116,434
                                                               ------------
                                                                 40,897,812
                                                               ------------
     Drugs -- 3.34%
       Abraxis BioScience, Inc.+....................   166,248    4,761,343
       Teva Pharmaceutical Industries, Ltd. ADR.....   949,952   34,587,752
                                                               ------------
                                                                 39,349,095
                                                               ------------
     Electronics/Electrical Equipment -- 0.74%
       Fisher Scientific International, Inc.+.......   116,658    8,661,856
                                                               ------------
     Financial Services -- 6.98%
       Chicago Merchantile Exchange Holdings, Inc...    28,867   12,739,007
       Countrywide Financial Corp...................   122,076    4,673,069
       Goldman Sachs Group, Inc.....................   101,894   15,380,900
       Legg Mason, Inc..............................    75,723    7,264,108
       SLM Corp.....................................   570,978   30,695,777
       T. Rowe Price Group, Inc.....................   144,532   11,432,481
                                                               ------------
                                                                 82,185,342
                                                               ------------
     Foods -- 0.56%
       Chipotle Mexican Grill, Inc.+................    31,832    1,838,935
       W.M. Wrigley Jr. Co..........................   104,013    4,755,474
                                                               ------------
                                                                  6,594,409
                                                               ------------
     Freight -- 3.32%
       CH Robinson Worldwide, Inc...................    65,678    2,892,459
       Expeditors International of Washington, Inc..    44,558    4,386,735
       FedEx Corp...................................   113,348   12,385,536
       United Parcel Service, Inc...................   241,659   19,465,633
                                                               ------------
                                                                 39,130,363
                                                               ------------
     Home Builders -- 0.25%
       DR Horton, Inc...............................   111,497    2,939,061
                                                               ------------
     Hospital Supplies -- 3.37%
       Medtronic, Inc...............................   350,985   17,721,233
       St. Jude Medical, Inc.+......................   149,167    5,086,595
       Stryker Corp.................................   259,535   11,393,586
       Varian Medical Systems, Inc.+................   117,254    5,499,212
                                                               ------------
                                                                 39,700,626
                                                               ------------
     Household Products -- 1.14%
       Avon Products, Inc...........................   228,351    7,238,727
       Procter & Gamble Co..........................   113,944    6,181,462
                                                               ------------
                                                                 13,420,189
                                                               ------------
     Information Processing - Hardware -- 2.32%
       Apple Computer, Inc.+........................   127,017    7,591,806
       Dell, Inc.+..................................   777,480   19,732,442
                                                               ------------
                                                                 27,324,248
                                                               ------------
     Information Processing - Services -- 14.80%
       Checkfree Corp.+.............................   367,256   18,337,092
       Digital River, Inc.+.........................   138,573    6,091,669
       eBay, Inc.+.................................. 1,134,142   37,211,199
       First Data Corp..............................   875,667   40,377,005
       Google, Inc.+................................    54,983   20,443,779
       Symantec Corp.+..............................   501,923    7,829,999
       VeriSign, Inc.+..............................   393,937    8,843,886
       Yahoo!, Inc.+................................ 1,111,963   35,126,911
                                                               ------------
                                                                174,261,540
                                                               ------------

                                                               Value
                                                   Shares     (Note 3)

       -----------------------------------------------------------------
       Information Processing - Software -- 1.66%
         Adobe Systems, Inc.+....................   164,740 $  4,716,506
         NAVTEQ Corp.+...........................   125,398    5,235,366
         Red Hat, Inc.+..........................   244,221    6,403,475
         Salesforce.com, Inc.+...................   107,058    3,159,282
                                                            ------------
                                                              19,514,629
                                                            ------------
       Insurance -- 8.05%
         AFLAC, Inc..............................   279,331   13,072,691
         AMBAC Financial Group, Inc..............   127,053   10,183,298
         Berkshire Hathaway, Inc., Class A+......       191   17,627,390
         Berkshire Hathaway, Inc., Class B+......     5,750   17,646,750
         Progressive Corp........................   213,984    5,852,462
         UnitedHealth Group, Inc.................   692,713   30,451,664
                                                            ------------
                                                              94,834,255
                                                            ------------
       Leisure & Tourism -- 9.40%
         Carnival Corp...........................   534,431   21,329,141
         Cheesecake Factory, Inc., Class A+......   154,529    4,521,518
         Electronic Arts, Inc.+..................   665,787   28,009,659
         International Game Technology...........   890,365   33,148,289
         P.F. Chang's China Bistro, Inc.+........   131,555    5,447,693
         PartyGaming PLC(2)...................... 2,296,357    5,583,498
         Starbucks Corp.+........................   356,199   12,698,494
                                                            ------------
                                                             110,738,292
                                                            ------------
       Machinery -- 0.40%
         Zebra Technologies Corp., Class A+......   133,210    4,703,645
                                                            ------------
       Medical - Biomedical/Gene -- 2.59%
         Amgen, Inc.+............................   244,639   16,535,150
         Genentech, Inc.+........................   168,707   13,995,933
                                                            ------------
                                                              30,531,083
                                                            ------------
       Medical Technology -- 2.33%
         Boston Scientific Corp.+................   302,637    6,258,533
         Quest Diagnostics, Inc..................   144,267    8,041,443
         Zimmer Holdings, Inc.+..................   217,295   13,157,212
                                                            ------------
                                                              27,457,188
                                                            ------------
       Multimedia -- 0.51%
         McGraw-Hill Cos., Inc...................   116,526    6,012,742
                                                            ------------
       Oil & Gas -- 4.73%
         Apache Corp.............................   152,908    9,920,671
         EnCana Corp.............................   234,547   11,854,005
         Exxon Mobil Corp........................   116,438    7,092,239
         Kinder Morgan, Inc......................    20,796    2,089,582
         Schlumberger, Ltd.......................   180,817   11,856,171
         Suncor Energy, Inc......................   159,380   12,930,499
                                                            ------------
                                                              55,743,167
                                                            ------------
       Retail -- 15.36%
         Amazon.com, Inc.+.......................   793,039   27,447,080
         Bed Bath & Beyond, Inc.+................   585,411   20,588,905
         Costco Wholesale Corp...................   131,423    6,956,219
         Express Scripts, Inc., Class A+.........    41,976    3,076,001
         Lowe's Cos., Inc........................   351,035   21,862,460
         PETsMART, Inc...........................   573,030   15,288,440
         Target Corp.............................   278,007   13,600,103
         Wal-Mart Stores, Inc.................... 1,036,088   50,198,464
         Walgreen Co.............................   365,667   14,846,080
         Whole Foods Market, Inc.................   106,793    6,941,545
                                                            ------------
                                                             180,805,297
                                                            ------------
       Schools -- 2.60%
         Apollo Group, Inc., Class A+............   584,087   30,553,591
                                                            ------------
       Semiconductors -- 2.97%
         ARM Holdings PLC(2)..................... 3,213,271    7,040,753
         KLA-Tencor Corp.........................   128,708    5,282,176

 May 31, 2006   VALIC ULTRA FUND - SCHEDULE OF INVESTMENTS - CONTINUED     157


                                                            Shares/
                                                           Principal       Value
                                                            Amount        (Note 3)
--------------------------------------------------------------------------------------
COMMON STOCK (continued)
Semiconductors (continued)
  Maxim Integrated Products, Inc........................     319,520   $    9,818,850
  Microchip Technology, Inc.............................     374,472       12,844,389
                                                                       --------------
                                                                           34,986,168
                                                                       --------------
Telecommunications -- 3.40%
  Cisco Systems, Inc.+..................................     574,818       11,312,418
  QUALCOMM, Inc.........................................     635,927       28,750,260
                                                                       --------------
                                                                           40,062,678
                                                                       --------------
Total Common Stock
   (Cost $1,177,130,331)................................                1,164,191,946
                                                                       --------------
EXCHANGE-TRADED FUNDS -- 0.00%
Financial Services -- 0.00%
  SPDR Trust Series 1:
   (Cost $15,654).......................................         120           15,301
                                                                       --------------
Total Long-Term Investment Securities
   (Cost $1,177,145,985)................................                1,164,207,247
                                                                       --------------
SHORT-TERM INVESTMENTS -- 2.43%
Time Deposit -- 2.43%
  Euro Time Deposit with State Street Bank & Trust Co.:
   3.90% due 06/01/06
   (Cost $28,590,000)................................... $28,590,000       28,590,000
                                                                       --------------
TOTAL INVESTMENTS
   (Cost $1,205,735,985)(1).............................      101.29%   1,192,797,247
Liabilities in excess of other assets...................       (1.29)%    (15,241,151)
                                                         -----------   --------------
NET ASSETS --                                                 100.00%  $1,177,556,096
                                                         ===========   ==============

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investment on a tax basis
(2)Security was valued using fair value procedures at May 31, 2006. See note 3 regarding fair value pricing procedures for foreign equity securities

            Open Forward Currency Contracts
            --------------------------------------------------------------------
                                                                      Gross
                                                                    Unrealized
             Contract to          In Exchange           Delivery   Appreciation
               Deliver                For                 Date    (Depreciation)
            --------------------------------------------------------------------
            USD 6,201,097          GBP 3,305,788       06/30/2006     $8,672
            GBP     6,303       USD       11,703       06/30/2006       (108)
                                                                      ------
            Net Unrealized Appreciation (Depreciation)                $8,564
                                                                      ======

--------
GBP--British Pound
USD--United States Dollar

See Notes to Financial Statements

 158         VALUE FUND - PORTFOLIO PROFILE (Unaudited)           May 31, 2006

Industry Allocation*

                   Banks............................. 14.86%
                   Oil & Gas.........................  9.39%
                   Financial Services................  8.70%
                   Insurance.........................  6.98%
                   Broadcasting......................  5.64%
                   Manufacturing.....................  5.59%
                   Aerospace/Defense.................  5.47%
                   Information Processing -- Software  5.43%
                   Drugs.............................  5.09%
                   Tobacco...........................  4.73%
                   Utilities -- Electric.............  4.50%
                   Information Processing -- Services  4.14%
                   Telecommunications................  3.92%
                   Repurchase Agreement..............  3.14%
                   Chemical..........................  2.15%
                   Leisure & Tourism.................  1.83%
                   Foods.............................  1.73%
                   Retail............................  1.52%
                   Commercial Services...............  1.42%
                   Utilities -- Gas, Distribution....  0.99%
                   Metals............................  0.76%
                   Information Processing -- Hardware  0.74%
                   Multimedia........................  0.52%
                                                      -----
                                                      99.24%
                                                      =====

*  Calculated as a percentage of net assets.

 May 31, 2006            VALUE FUND - SCHEDULE OF INVESTMENTS              159


                                                              Value
                                                    Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 96.10%
         Aerospace/Defense -- 5.47%
           Honeywell International, Inc............  43,500 $ 1,791,330
           United Technologies Corp................ 144,210   9,016,009
                                                            -----------
                                                             10,807,339
                                                            -----------
         Banks -- 14.86%
           Bank of America Corp....................  79,370   3,841,508
           UBS AG..................................  80,740   9,141,383
           Wachovia Corp........................... 148,600   7,950,100
           Wells Fargo & Co........................ 127,000   8,428,990
                                                            -----------
                                                             29,361,981
                                                            -----------
         Broadcasting -- 5.64%
           Liberty Global, Inc. Class A+........... 155,600   3,567,908
           Liberty Global, Inc. Class C+........... 341,720   7,572,515
                                                            -----------
                                                             11,140,423
                                                            -----------
         Chemical -- 2.15%
           Dow Chemical Co.........................  39,400   1,570,878
           Praxair, Inc............................  50,890   2,681,903
                                                            -----------
                                                              4,252,781
                                                            -----------
         Commercial Services -- 1.42%
           Cendant Corp............................ 173,890   2,811,801
                                                            -----------
         Drugs -- 5.09%
           Pfizer, Inc............................. 226,900   5,368,454
           Sanofi-Aventis..........................  99,430   4,700,056
                                                            -----------
                                                             10,068,510
                                                            -----------
         Electronics/Electrical Equipment -- 0.00%
           Symbol Technologies, Inc................       3          36
                                                            -----------
         Financial Services -- 8.70%
           Bear Stearns Cos., Inc..................  13,500   1,805,625
           Capital One Financial Corp.............. 106,920   8,849,768
           Countrywide Financial Corp..............  72,520   2,776,066
           Freddie Mac.............................  62,790   3,769,912
                                                            -----------
                                                             17,201,371
                                                            -----------
         Foods -- 1.73%
           ConAgra Foods, Inc...................... 151,400   3,421,640
                                                            -----------
         Information Processing - Hardware -- 0.74%
           Hutchinson Technology, Inc.+............  63,300   1,470,459
                                                            -----------
         Information Processing - Services -- 4.14%
           eBay, Inc.+.............................  66,200   2,172,022
           Synopsys, Inc.+......................... 294,120   6,008,872
                                                            -----------
                                                              8,180,894
                                                            -----------
         Information Processing - Software -- 5.43%
           Compuware Corp.+........................ 320,300   2,357,408
           Microsoft Corp.......................... 243,780   5,521,617
           Novell, Inc.+........................... 368,180   2,846,031
                                                            -----------
                                                             10,725,056
                                                            -----------
         Insurance -- 6.98%
           Everest Reinsurance Group, Ltd..........  76,610   6,845,103
           Genworth Financial, Inc................. 152,640   5,111,914
           Platinum Underwriters Holdings, Ltd.....  67,850   1,827,879
                                                            -----------
                                                             13,784,896
                                                            -----------

                                                                    Shares/
                                                                   Principal     Value
                                                                    Amount      (Note 3)

------------------------------------------------------------------------------------------
Leisure & Tourism -- 1.83%
  Take-Two Interactive Software, Inc.+...........................    222,070  $  3,617,520
                                                                              ------------
Manufacturing -- 5.59%
  Siemens AG ADR.................................................    128,400    11,052,672
                                                                              ------------
Metals -- 0.76%
  Phelps Dodge Corp..............................................     17,600     1,508,144
                                                                              ------------
Multimedia -- 0.52%
  News Corp., Class A............................................     53,860     1,027,110
                                                                              ------------
Oil & Gas -- 9.39%
  BP PLC ADR.....................................................     38,970     2,755,179
  Exxon Mobil Corp...............................................    227,160    13,836,316
  Total SA ADR...................................................     30,300     1,975,863
                                                                              ------------
                                                                                18,567,358
                                                                              ------------
Retail -- 1.52%
  Wal-Mart Stores, Inc...........................................     61,800     2,994,210
                                                                              ------------
Telecommunications -- 3.92%
  IDT Corp., Class B+............................................    132,230     1,830,063
  Sprint Corp....................................................    278,800     5,913,348
                                                                              ------------
                                                                                 7,743,411
                                                                              ------------
Tobacco -- 4.73%
  Altria Group, Inc..............................................    129,190     9,346,896
                                                                              ------------
Utilities - Electric -- 4.50%
  AES Corp.+.....................................................    206,070     3,791,688
  CMS Energy Corp.+..............................................    156,950     2,015,238
  PG&E Corp......................................................     53,810     2,135,181
  Reliant Resources, Inc.+.......................................     81,680       951,572
                                                                              ------------
                                                                                 8,893,679
                                                                              ------------
Utilities - Gas, Distribution -- 0.99%
  Sempra Energy..................................................     43,541     1,958,039
                                                                              ------------
Total Long Term Investment Securities
   (Cost $185,623,839)...........................................              189,936,226
                                                                              ------------
REPURCHASE AGREEMENT -- 3.14%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.59%, dated 05/31/06, to be repurchased 06/01/06 in
   the amount of $6,208,792 and collateralized by Federal
   Home Loan Bank Notes, bearing interest at 3.75%, due
   08/15/08 and having an approximate value of $6,335,210
   (Cost $6,208,000)............................................. $6,208,000     6,208,000
                                                                              ------------
TOTAL INVESTMENTS
   (Cost $191,831,839)(1)........................................      99.24%  196,144,226
Other assets less liabilities....................................       0.76%    1,503,366
                                                                  ----------  ------------
NET ASSETS --                                                         100.00% $197,647,592
                                                                  ==========  ============

--------
ADR American Depository Receipt
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

 160            STATEMENTS OF ASSETS AND LIABILITIES              May 31, 2006

                                                                    ASSET          BLUE CHIP      BROAD CAP        CAPITAL
                                                                  ALLOCATION        GROWTH       VALUE INCOME    CONSERVATION
                                                                     FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+..... $  128,571,552  $   64,531,410  $   26,962,998  $  161,906,207
Long-term investment securities, at value (affiliated)*+.......         73,938               -               -          52,813
Short-term investment securities, at value (unaffiliated)*.....     18,060,715       6,933,970         888,000      47,688,727
Repurchase agreements (cost equals market value)...............     16,477,000               -               -      19,403,000
                                                                --------------  --------------  --------------  --------------
Total Investments..............................................    163,183,205      71,465,380      27,850,998     229,050,747
                                                                --------------  --------------  --------------  --------------
Cash...........................................................         55,936          43,071               -       1,466,814
Foreign cash*..................................................              -          19,701               -               -
Due from broker................................................              -               -               -               -
Receivable for-
   Fund shares sold............................................         54,178         139,630           6,756         192,058
   Dividends and interest......................................        699,994          67,077          19,087       1,550,377
   Investments sold............................................      6,453,226          61,684      18,263,387       1,524,725
   Options written.............................................              -               -               -               -
Prepaid expenses and other assets..............................         17,990           1,076              24           5,583
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................              -             377          11,761               -
Variation margin on futures contracts..........................        227,100               -               -               -
Collateral received for securities loaned......................              -               -               -         745,336
Unrealized appreciation on forward foreign currency
 contracts.....................................................              -               -               -               -
                                                                --------------  --------------  --------------  --------------
TOTAL ASSETS...................................................    170,691,629      71,797,996      46,152,013     234,535,640
                                                                --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed........................................          5,661           1,886          11,392          47,180
   Investments purchased.......................................      6,355,960         297,961      18,888,344      11,474,067
   Investment advisory and management fees.....................         70,959          44,579           2,486          56,261
   Administrative service fee..................................          9,934           3,901             248           7,877
   Transfer agent fees and expenses............................            135             134              85             135
   Directors' fees and expenses................................         50,237           9,852             282          39,928
   Other accrued expenses......................................         81,449          24,625          25,532          44,679
Variation margin on futures contracts..........................              -               -               -               -
Collateral upon return of securities loaned....................              -       6,048,902               -      13,123,954
Due to custodian...............................................              -               -          20,338               -
Due to custodian for foreign cash*.............................             51               -               -               -
Call and put options written, at value@........................              -               -               -               -
Unrealized depreciation on forward foreign currency contracts..              -               -               -               -
                                                                --------------  --------------  --------------  --------------
TOTAL LIABILITIES..............................................      6,574,386       6,431,840      18,948,707      24,794,081
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  164,117,243  $   65,366,156  $   27,203,306  $  209,741,559
                                                                ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................. $      136,658  $       73,250  $       26,631  $      221,997
Additional paid-in capital.....................................    139,720,891      62,140,524      27,260,343     211,642,845
Accumulated undistributed net investment income (loss).........      2,618,347         165,713          28,712       3,124,467
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and foreign
 exchange transactions.........................................     21,448,315      (4,589,034)       (139,889)     (2,098,337)
Unrealized appreciation (depreciation) on investments..........      1,045,438       7,575,209          26,760      (3,149,413)
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.................................       (850,752)              -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................         (1,654)            494             749               -
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  164,117,243  $   65,366,156  $   27,203,306  $  209,741,559
                                                                ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)......................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.................................................     13,665,795  $    7,324,987  $    2,663,148  $   22,199,694
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE................................. $        12.01  $         8.92  $        10.21  $         9.45
                                                                ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).............. $  127,523,787  $   56,956,201  $   26,936,238  $  165,054,124
                                                                ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)................ $       76,265  $            -  $            -  $       54,475
                                                                ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)............. $   18,060,715  $    6,933,970  $      888,000  $   47,688,561
                                                                ==============  ==============  ==============  ==============
   Foreign cash................................................ $          (43) $       19,479  $            -  $            -
                                                                ==============  ==============  ==============  ==============
@Premiums received on options written.......................... $            -  $            -  $            -  $            -
                                                                ==============  ==============  ==============  ==============
+Including securities on loan.................................. $            -  $    6,018,795  $            -  $   12,852,989
                                                                ==============  ==============  ==============  ==============

                                                                                                                    GLOBAL
                                                                  CORE EQUITY     CORE VALUE     FOREIGN VALUE      EQUITY
                                                                     FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+..... $  459,742,009  $  226,478,629  $  544,985,869  $  397,665,523
Long-term investment securities, at value (affiliated)*+.......              -               -               -               -
Short-term investment securities, at value (unaffiliated)*.....              -          88,422     154,650,884      47,537,000
Repurchase agreements (cost equals market value)...............      4,796,000               -               -               -
                                                                --------------  --------------  --------------  --------------
Total Investments..............................................    464,538,009     226,567,051     699,636,753     445,202,523
                                                                --------------  --------------  --------------  --------------
Cash...........................................................          1,371          33,622       4,904,614              35
Foreign cash*..................................................              -               -          67,527           4,879
Due from broker................................................              -               -               -       5,800,000
Receivable for-
   Fund shares sold............................................        142,074         131,371               -               -
   Dividends and interest......................................      1,020,541         730,642         260,613         381,259
   Investments sold............................................      6,388,179      74,641,302               -       1,124,119
   Options written.............................................              -               -               -               -
Prepaid expenses and other assets..............................         16,645           4,252              25              25
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................         18,820          25,178          11,252          11,321
Variation margin on futures contracts..........................              -               -               -               -
Collateral received for securities loaned......................              -               -               -               -
Unrealized appreciation on forward foreign currency
 contracts.....................................................              -               -               -         145,132
                                                                --------------  --------------  --------------  --------------
TOTAL ASSETS...................................................    472,125,639     302,133,418     704,880,784     452,669,293
                                                                --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed........................................         97,307          28,868         413,954         351,811
   Investments purchased.......................................      1,582,016      70,495,698           3,760      39,701,502
   Investment advisory and management fees.....................        317,812         154,237          27,990          19,634
   Administrative service fee..................................         28,671          14,022           2,857           1,735
   Transfer agent fees and expenses............................            180             134              85              55
   Directors' fees and expenses................................        212,883          63,703             281             281
   Other accrued expenses......................................        117,147          60,569          34,317          34,305
Variation margin on futures contracts..........................              -               -               -               -
Collateral upon return of securities loaned....................              -          88,422               -               -
Due to custodian...............................................              -               -               -               -
Due to custodian for foreign cash*.............................              -               -               -               -
Call and put options written, at value@........................              -               -               -               -
Unrealized depreciation on forward foreign currency contracts..              -               -               -         285,204
                                                                --------------  --------------  --------------  --------------
TOTAL LIABILITIES..............................................      2,356,016      70,905,653         483,244      40,394,527
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  469,769,623  $  231,227,765  $  704,397,540  $  412,274,766
                                                                ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................. $      361,322  $      222,068  $      654,738  $      383,886
Additional paid-in capital.....................................    601,397,008     227,161,891     707,834,695     415,659,410
Accumulated undistributed net investment income (loss).........      2,839,562       1,845,877         249,883         357,701
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and foreign
 exchange transactions.........................................   (183,144,888)     (4,848,144)         26,120         159,753
Unrealized appreciation (depreciation) on investments..........     48,316,619       6,846,073      (4,368,167)     (4,169,720)
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.................................              -               -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................              -               -             271        (116,264)
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  469,769,623  $  231,227,765  $  704,397,540  $  412,274,766
                                                                ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)......................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding................................................. $   36,132,235  $   22,206,790  $   65,473,834  $   38,388,634
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE................................. $        13.00  $        10.41  $        10.76  $        10.74
                                                                ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).............. $  411,425,390  $  219,632,556  $  549,346,512  $  401,835,243
                                                                ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)................ $            -  $            -  $            -  $            -
                                                                ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)............. $            -  $       88,422  $  154,658,408  $   47,537,000
                                                                ==============  ==============  ==============  ==============
   Foreign cash................................................ $            -  $            -  $       67,493  $        4,862
                                                                ==============  ==============  ==============  ==============
@Premiums received on options written.......................... $            -  $            -  $            -  $            -
                                                                ==============  ==============  ==============  ==============
+Including securities on loan.................................. $            -  $       85,654  $            -  $            -
                                                                ==============  ==============  ==============  ==============

See Notes to Financial Statements

 May 31, 2006      STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED        161

                                                                GLOBAL        GOVERNMENT                        HEALTH
                                                               STRATEGY       SECURITIES       GROWTH &        SCIENCES
                                                                 FUND            FUND         INCOME FUND        FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+. $  348,267,887  $  112,605,676  $  138,905,467  $  181,014,011
Long-term investment securities, at value (affiliated)*+...              -               -               -               -
Short-term investment securities, at value (unaffiliated)*.     65,369,919      18,179,400       5,881,850       3,267,928
Repurchase agreements (cost equals market value)...........              -       2,407,000       5,941,000               -
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................    413,637,806     133,192,076     150,728,317     184,281,939
                                                            --------------  --------------  --------------  --------------
Cash.......................................................         85,417             217             198          43,505
Foreign cash*..............................................         19,272               -               -         136,616
Due from broker............................................              -               -               -         340,534
Receivable for-
   Fund shares sold........................................         62,429          86,886          37,338         173,300
   Dividends and interest..................................      2,489,658       1,177,552         323,586         115,242
   Investments sold........................................         19,683               -               -         280,691
   Options written.........................................              -               -               -           8,491
Prepaid expenses and other assets..........................             50           4,651           3,145           3,849
Due from investment adviser for expense
 reimbursements/fee waivers................................         12,665               -           7,104               -
Variation margin on futures contracts......................              -               -               -               -
Collateral received for securities loaned..................              -          60,130               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................          8,699               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................    416,335,679     134,521,512     151,099,688     185,384,167
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         37,264          44,970         126,334          46,409
   Investments purchased...................................      2,919,764               -               -         690,909
   Investment advisory and management fees.................         13,523          49,475          94,314         154,326
   Administrative service fee..............................          1,893           6,926           8,803          10,803
   Transfer agent fees and expenses........................             85             180             135             134
   Directors' fees and expenses............................            317          51,883          56,319          31,332
   Other accrued expenses..................................         34,541          44,675          52,204          48,733
Variation margin on futures contracts......................              -               -               -               -
Collateral upon return of securities loaned................              -      18,239,530       5,881,850               -
Due to custodian...........................................              -               -               -               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -               -       3,323,170
Unrealized depreciation on forward foreign currency
 contracts.................................................          8,907               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................      3,016,294      18,437,639       6,219,959       4,305,816
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  413,319,385  $  116,083,873  $  144,879,729  $  181,078,351
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      378,431  $      117,750  $       98,584  $      170,262
Additional paid-in capital.................................    413,887,074     120,462,371     151,253,047     149,476,931
Accumulated undistributed net investment income (loss).....        196,265       2,538,134         898,331         (36,790)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................         47,963      (3,378,768)    (11,164,596)     19,602,929
Unrealized appreciation (depreciation) on investments......     (1,210,971)     (3,655,614)      3,794,363      11,932,870
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -               -               -         (68,723)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................         20,623               -               -             872
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  413,319,385  $  116,083,873  $  144,879,729  $  181,078,351
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................     37,843,063      11,775,009       9,858,394      17,026,211
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $        10.92  $         9.86  $        14.70  $        10.64
                                                            ==============  ==============  ==============  ==============
--------
* Cost.....................................................
   Long-term investment securities (unaffiliated).......... $  349,492,836  $  116,261,290  $  135,111,104  $  169,081,141
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)......... $   65,355,941  $   18,179,400  $    5,881,850  $    3,267,928
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $       19,294  $            -  $            -  $      137,023
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $    3,254,447
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $            -  $   17,835,336  $    5,799,868  $            -
                                                            ==============  ==============  ==============  ==============

                                                               INFLATION                     INTERNATIONAL   INTERNATIONAL
                                                               PROTECTED     INTERNATIONAL    GOVERNMENT       GROWTH I
                                                                 FUND        EQUITIES FUND     BOND FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+. $   14,927,658  $  775,260,946  $  133,652,677  $  483,494,975
Long-term investment securities, at value (affiliated)*+...              -               -               -               -
Short-term investment securities, at value (unaffiliated)*.        990,000     198,125,742               -      94,292,305
Repurchase agreements (cost equals market value)...........              -      34,890,000       3,035,000       1,566,000
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................     15,917,658   1,008,276,688     136,687,677     579,353,280
                                                            --------------  --------------  --------------  --------------
Cash.......................................................            506             211         526,244         183,897
Foreign cash*..............................................              -       8,409,402         512,343       3,099,768
Due from broker............................................              -               -               -               -
Receivable for-
   Fund shares sold........................................         21,179         919,621          45,745         253,274
   Dividends and interest..................................        115,780       2,724,000       2,344,742       1,126,681
   Investments sold........................................              -         943,558       1,752,305       1,709,482
   Options written.........................................              -               -               -               -
Prepaid expenses and other assets..........................            185          12,478           4,053           7,360
Due from investment adviser for expense
 reimbursements/fee waivers................................          3,387               -               -          44,655
Variation margin on futures contracts......................              -         315,864               -               -
Collateral received for securities loaned..................              -       4,611,723               -         380,281
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -          22,505               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................     16,058,695   1,026,213,545     141,895,614     586,158,678
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................            352         190,544          72,828          77,241
   Investments purchased...................................              -       2,847,667       4,235,344         925,461
   Investment advisory and management fees.................          6,823         219,833          59,108         403,492
   Administrative service fee..............................            955          49,663           8,275          30,612
   Transfer agent fees and expenses........................            104             898              45              90
   Directors' fees and expenses............................            888          60,122          43,148         107,956
   Other accrued expenses..................................         33,496         248,916          71,708         266,220
Variation margin on futures contracts......................              -               -               -               -
Collateral upon return of securities loaned................              -     201,018,786               -      89,166,586
Due to custodian...........................................              -               -               -               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -               -               -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................         42,618     204,636,429       4,490,456      90,977,658
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $   16,016,077  $  821,577,116  $  137,405,158  $  495,181,020
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $       16,680  $      839,063  $      113,765  $      480,654
Additional paid-in capital.................................     16,711,949     637,740,154     130,202,210     532,977,729
Accumulated undistributed net investment income (loss).....        200,490      12,238,547       3,529,980       6,077,153
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................        (36,859)     50,785,209       3,532,826    (127,141,972)
Unrealized appreciation (depreciation) on investments......       (876,183)    121,240,729         (31,995)     82,737,717
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -      (1,431,567)              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................              -         164,981          58,372          49,739
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $   16,016,077  $  821,577,116  $  137,405,158  $  495,181,020
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................      1,667,958      83,906,288      11,376,523      48,065,365
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.............................................. $         9.60  $         9.79  $        12.08  $        10.30
                                                            ==============  ==============  ==============  ==============
--------
* Cost.....................................................
   Long-term investment securities (unaffiliated).......... $   15,803,841  $  654,020,217  $  133,684,672  $  400,757,258
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)......... $      990,000  $  198,125,742  $            -  $   94,292,305
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $            -  $    8,318,945  $      503,744  $    3,090,387
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $            -  $  191,638,390  $            -  $   85,064,855
                                                            ==============  ==============  ==============  ==============

See Notes to Financial Statements

 162      STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED        May 31, 2006


                                                                                                                    MID CAP
                                                                   LARGE CAP     LARGE CAPITAL     MID CAP         STRATEGIC
                                                                   CORE FUND      GROWTH FUND     INDEX FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+..... $  171,241,474  $  554,473,817  $2,360,595,051  $  325,136,482
Long-term investment securities, at value (affiliated)*+.......              -               -               -               -
Short-term investment securities, at value (unaffiliated)*.....      6,687,000      30,914,000     443,453,827      18,194,000
Repurchase agreements (cost equals market value)...............              -      27,744,000       9,247,000               -
                                                                --------------  --------------  --------------  --------------
Total Investments..............................................    177,928,474     613,131,817   2,813,295,878     343,330,482
                                                                --------------  --------------  --------------  --------------
Cash...........................................................            716               -             498           1,532
Foreign cash*..................................................            301             393               -               -
Due from broker................................................              -               -               -               -
Receivable for-
   Fund shares sold............................................        164,263         208,549       1,308,143               -
   Dividends and interest......................................         75,367          47,406       2,102,232          75,588
   Investments sold............................................              -     410,325,776               -     251,230,807
   Options written.............................................              -               -               -               -
Prepaid expenses and other assets..............................             24             137          47,381             146
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................         11,062           2,145               -           4,322
Variation margin on futures contracts..........................              -               -         699,300               -
Collateral received for securities loaned......................              -               -               -               -
Unrealized appreciation on forward foreign currency contracts..              -               -               -               -
                                                                --------------  --------------  --------------  --------------
TOTAL ASSETS...................................................    178,180,207   1,023,716,223   2,817,453,432     594,642,877
                                                                --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed........................................          8,843         139,979         491,733         656,358
   Investments purchased.......................................      2,098,290     414,989,500       6,159,963     233,304,656
   Investment advisory and management fees.....................          8,146          26,799         562,677          20,384
   Administrative service fee..................................            815           2,931         145,659           2,069
   Transfer agent fees and expenses............................             85              60           1,053              60
   Directors' fees and expenses................................            281             942         386,720             968
   Other accrued expenses......................................         25,567          49,318         250,895          44,965
Variation margin on futures contracts..........................              -               -               -               -
Collateral upon return of securities loaned....................              -               -     410,844,971               -
Due to custodian...............................................              -         207,496               -               -
Due to custodian for foreign cash*.............................              -               -               -               -
Call and put options written, at value@........................              -               -               -               -
Unrealized depreciation on forward foreign currency contracts..              -               -               -               -
                                                                --------------  --------------  --------------  --------------
TOTAL LIABILITIES..............................................      2,142,027     415,417,025     418,843,671     234,029,460
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  176,038,180  $  608,299,198  $2,398,609,761  $  360,613,417
                                                                ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................. $      174,310  $      582,999  $    1,011,164  $      306,604
Additional paid-in capital.....................................    177,028,542     614,927,235   1,807,035,907     362,221,071
Accumulated undistributed net investment income (loss).........         73,571          33,223      13,998,173          79,625
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and foreign
 exchange transactions.........................................         (7,046)     (8,042,233)    161,225,208      (3,990,059)
Unrealized appreciation (depreciation) on investments..........     (1,231,216)        863,141     416,192,794       1,996,176
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.....................................              -               -        (853,485)              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................             19         (65,167)              -               -
                                                                --------------  --------------  --------------  --------------
NET ASSETS..................................................... $  176,038,180  $  608,299,198  $2,398,609,761  $  360,613,417
                                                                ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)......................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.................................................     17,431,000      58,299,856     101,116,429      30,660,383
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.................................................. $        10.10  $        10.43  $        23.72  $        11.76
                                                                ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).............. $  172,472,690  $  553,610,676  $1,944,402,257  $  323,140,306
                                                                ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)................ $            -  $            -  $            -  $            -
                                                                ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)............. $    6,687,000  $   30,914,000  $  443,453,827  $   18,194,000
                                                                ==============  ==============  ==============  ==============
   Foreign cash................................................ $          282  $          392  $            -  $            -
                                                                ==============  ==============  ==============  ==============
@ Premiums received on options written......................... $            -  $            -  $            -  $            -
                                                                ==============  ==============  ==============  ==============
+ Including securities on loan................................. $            -  $            -  $  406,810,785  $            -
                                                                ==============  ==============  ==============  ==============

                                                                                                                  SMALL CAP
                                                                    MONEY                         SCIENCE &       AGGRESSIVE
                                                                   MARKET I     NASDAQ-100(R)     TECHNOLOGY        GROWTH
                                                                     FUND        INDEX FUND          FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+..... $            - $   81,777,732  $   965,453,645  $   60,252,235
Long-term investment securities, at value (affiliated)*+.......              -              -                -               -
Short-term investment securities, at value (unaffiliated)*.....    427,903,885      9,955,772      152,277,430       1,064,000
Repurchase agreements (cost equals market value)...............     12,143,000        557,000                -               -
                                                                -------------- --------------  ---------------  --------------
Total Investments..............................................    440,046,885     92,290,504    1,117,731,075      61,316,235
                                                                -------------- --------------  ---------------  --------------
Cash...........................................................            255            729                -             301
Foreign cash*..................................................              -              -          279,274               -
Due from broker................................................              -              -                -               -
Receivable for-
   Fund shares sold............................................      2,967,080         64,256          250,117          30,853
   Dividends and interest......................................        801,807         60,048          744,344             543
   Investments sold............................................              -              -       37,417,344       1,019,664
   Options written.............................................              -              -                -               -
Prepaid expenses and other assets..............................         12,722          1,652           65,666              24
Due from investment adviser for expense reimbursements/fee
 waivers.......................................................              -              -                -          11,024
Variation margin on futures contracts..........................              -          6,762                -               -
Collateral received for securities loaned......................              -              -                -               -
Unrealized appreciation on forward foreign currency contracts..              -              -                -               -
                                                                -------------- --------------  ---------------  --------------
TOTAL ASSETS...................................................    443,828,749     92,423,951    1,156,487,820      62,378,644
                                                                -------------- --------------  ---------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed........................................        805,811         76,570          170,896          24,919
   Investments purchased.......................................              -              -       24,744,302         663,534
   Investment advisory and management fees.....................        147,493         29,340          797,117           4,680
   Administrative service fee..................................         25,811          5,135           63,896             385
   Transfer agent fees and expenses............................          1,340            603              842              85
   Directors' fees and expenses................................        148,988         19,914          342,842             280
   Other accrued expenses......................................         71,238         47,035          167,313          25,893
Variation margin on futures contracts..........................              -              -                -               -
Collateral upon return of securities loaned....................              -      9,726,393      101,303,940               -
Due to custodian...............................................              -              -          104,397               -
Due to custodian for foreign cash*.............................              -              -                -               -
Call and put options written, at value@........................              -              -          148,980               -
Unrealized depreciation on forward foreign currency contracts..              -              -                -               -
                                                                -------------- --------------  ---------------  --------------
TOTAL LIABILITIES..............................................      1,200,681      9,904,990      127,844,525         719,776
                                                                -------------- --------------  ---------------  --------------
NET ASSETS..................................................... $  442,628,068 $   82,518,961  $ 1,028,643,295  $   61,658,868
                                                                ============== ==============  ===============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................. $    4,426,281 $      188,565  $       894,331  $       60,319
Additional paid-in capital.....................................    438,201,787     76,854,413    2,644,580,184      62,137,166
Accumulated undistributed net investment income (loss).........              -         57,342         (351,221)           (103)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and foreign
 exchange transactions.........................................              -     (8,605,025)  (1,590,896,987)         52,274
Unrealized appreciation (depreciation) on investments..........              -     14,070,154      (25,501,660)       (590,788)
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.....................................              -        (46,488)         (82,352)              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...................................................              -              -            1,000               -
                                                                -------------- --------------  ---------------  --------------
NET ASSETS..................................................... $  442,628,068 $   82,518,961  $ 1,028,643,295  $   61,658,868
                                                                ============== ==============  ===============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)......................  1,000,000,000  1,000,000,000    1,000,000,000   1,000,000,000
   Outstanding.................................................    442,628,068     18,856,491       89,433,082       6,031,931
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE.................................................. $         1.00 $         4.38  $         11.50  $        10.22
                                                                ============== ==============  ===============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).............. $            - $   67,707,578  $   990,955,305  $   60,843,023
                                                                ============== ==============  ===============  ==============
   Long-term investment securities (affiliated)................ $            - $            -  $             -  $            -
                                                                ============== ==============  ===============  ==============
   Short-term investment securities (unaffiliated)............. $  427,903,885 $    9,955,772  $   152,277,430  $    1,064,000
                                                                ============== ==============  ===============  ==============
   Foreign cash................................................ $            - $            -  $       277,307  $            -
                                                                ============== ==============  ===============  ==============
@ Premiums received on options written......................... $            - $            -  $        66,628  $            -
                                                                ============== ==============  ===============  ==============
+ Including securities on loan................................. $            - $    9,555,950  $   100,221,115  $            -
                                                                ============== ==============  ===============  ==============

See Notes to Financial Statements

 May 31, 2006      STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED        163

                                                                                              SMALL CAP        SMALL CAP
                                                               SMALL CAP      SMALL CAP     SPECIAL VALUES     STRATEGIC
                                                                 FUND         INDEX FUND         FUND         GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $  606,751,658  $  918,046,699  $  362,863,162  $  181,493,344
Long-term investment securities, at value (affiliated)*+...        288,678         959,187               -               -
Short-term investment securities, at value (unaffiliated)*.    180,434,773     294,167,932      11,218,000      12,643,000
Repurchase agreements (cost equals market value)...........              -      15,819,000               -               -
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................    787,475,109   1,228,992,818     374,081,162     194,136,344
                                                            --------------  --------------  --------------  --------------
Cash.......................................................              -               -               -             566
Foreign cash*..............................................              -               -               -               -
Due from broker............................................        417,208               -               -               -
Receivable for-
   Fund shares sold........................................        101,578         843,951         413,122           8,091
   Dividends and interest..................................        343,059         510,087         139,741           6,006
   Investments sold........................................      6,215,113               -     101,042,778     120,658,624
   Options written.........................................              -               -               -               -
Prepaid expenses and other assets..........................         11,547          14,658              49              25
Due from investment adviser for expense reimbursements/
 fee waivers...............................................         53,687               -          40,077          10,447
Variation margin on futures contracts......................              -         940,680               -               -
Collateral received for securities loaned..................              -         100,036               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................    794,617,301   1,231,402,230     475,716,929     314,820,103
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................        396,507         160,137          47,145          99,202
   Investments purchased...................................      5,780,634             322     102,106,993     121,345,979
   Investment advisory and management fees.................        464,618         256,243          18,582          10,813
   Administrative service fee..............................         37,867          59,858           1,734             890
   Transfer agent fees and expenses........................             49             824              85              85
   Directors' fees and expenses............................        169,285         116,041             316             281
   Other accrued expenses..................................        123,814         213,232          40,440          25,893
Variation margin on futures contracts......................              -               -               -               -
Collateral upon return of securities loaned................    175,321,953     246,849,770               -               -
Due to custodian...........................................        966,296           3,408         211,130               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -               -               -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................    183,261,023     247,659,835     102,426,425     121,483,143
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  611,356,278  $  983,742,395  $  373,290,504  $  193,336,960
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      483,558  $      570,509  $      352,393  $      187,197
Additional paid-in capital.................................    484,205,916     782,414,496     377,888,970     195,295,440
Accumulated undistributed net investment income (loss).....        (67,266)      4,241,143         127,944            (103)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................     41,931,019      49,057,578      (1,785,535)     (2,160,277)
Unrealized appreciation (depreciation) on investments......     84,803,051     150,409,018      (3,293,268)         14,703
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................              -      (2,950,349)              -               -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -               -               -               -
                                                            --------------  --------------  --------------  --------------
   NET ASSETS.............................................. $  611,356,278  $  983,742,395  $  373,290,504  $  193,336,960
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................     48,355,836      57,050,887      35,239,305      18,719,694
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................. $        12.64  $        17.24  $        10.59  $        10.33
                                                            ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  521,884,147  $  767,776,666  $  366,156,430  $  181,478,641
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $      353,138  $      820,202  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)......... $  180,434,773  $  294,167,932  $   11,218,000  $   12,643,000
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $  172,780,724  $  243,074,046  $            -  $            -
                                                            ==============  ==============  ==============  ==============

                                                                SOCIAL
                                                               AWARENESS      STOCK INDEX     VALIC ULTRA
                                                                 FUND            FUND            FUND         VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
 (unaffiliated)*+.......................................... $  365,842,771  $4,640,188,298  $1,164,207,247  $  189,936,226
Long-term investment securities, at value (affiliated)*+...              -      64,393,280               -               -
Short-term investment securities, at value (unaffiliated)*.     26,107,438     178,673,582      28,590,000
Repurchase agreements (cost equals market value)...........      4,831,000       4,478,000               -       6,208,000
                                                            --------------  --------------  --------------  --------------
Total Investments..........................................    396,781,209   4,887,733,160   1,192,797,247     196,144,226
                                                            --------------  --------------  --------------  --------------
Cash.......................................................            678             245             625             833
Foreign cash*..............................................              -               -              60               -
Due from broker............................................              -               -               -               -
Receivable for-
   Fund shares sold........................................         82,706       1,584,316               -         370,708
   Dividends and interest..................................        614,162      10,056,914         573,483         550,424
   Investments sold........................................              -               -     248,766,905       3,170,520
   Options written.........................................              -               -               -               -
Prepaid expenses and other assets..........................          9,391         159,571              24           1,722
Due from investment adviser for expense reimbursements/
 fee waivers...............................................              -               -          11,129               -
Variation margin on futures contracts......................        154,275         347,875               -               -
Collateral received for securities loaned..................              -          30,800               -               -
Unrealized appreciation on forward foreign currency
 contracts.................................................              -               -           8,672               -
                                                            --------------  --------------  --------------  --------------
TOTAL ASSETS...............................................    397,642,421   4,899,912,881   1,442,158,145     200,238,433
                                                            --------------  --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed....................................         51,348         976,294       1,089,442          31,655
   Investments purchased...................................              -               -     263,078,239       2,388,239
   Investment advisory and management fees.................        163,913         987,996          54,397         128,948
   Administrative service fee..............................         22,948         286,347           4,665          11,572
   Transfer agent fees and expenses........................            135           1,367              55              90
   Directors' fees and expenses............................        105,633       1,129,752         120,631           6,752
   Other accrued expenses..................................         72,511         516,891         254,512          23,585
Variation margin on futures contracts......................              -               -               -               -
Collateral upon return of securities loaned................     15,159,238     151,724,814               -               -
Due to custodian...........................................              -               -               -               -
Due to custodian for foreign cash*.........................              -               -               -               -
Call and put options written, at value@....................              -               -               -               -
Unrealized depreciation on forward foreign currency
 contracts.................................................              -               -             108               -
                                                            --------------  --------------  --------------  --------------
TOTAL LIABILITIES..........................................     15,575,726     155,623,461     264,602,049       2,590,841
                                                            --------------  --------------  --------------  --------------
NET ASSETS................................................. $  382,066,695  $4,744,289,420  $1,177,556,096  $  197,647,592
                                                            ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share............. $      183,492  $    1,400,780  $    1,277,425  $      162,141
Additional paid-in capital.................................    350,944,625   3,017,805,478   1,486,811,270     187,777,669
Accumulated undistributed net investment income (loss).....      2,806,721      41,101,482          (3,787)      1,077,625
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, and
 foreign exchange transactions.............................     17,383,839     132,786,923    (297,588,356)      4,317,770
Unrealized appreciation (depreciation) on investments......     11,111,393   1,552,246,207     (12,938,738)      4,312,387
Unrealized appreciation (depreciation) on futures contracts
 and written options contracts.............................       (363,375)     (1,051,450)              -               -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities...........................................              -               -          (1,718)              -
                                                            --------------  --------------  --------------  --------------
   NET ASSETS.............................................. $  382,066,695  $4,744,289,420  $1,177,556,096  $  197,647,592
                                                            ==============  ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.............................................     18,349,189     140,077,950     127,742,477      16,214,114
   NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............................. $        20.82  $        33.87  $         9.22  $        12.19
                                                            ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).......... $  354,731,378  $3,116,868,751  $1,177,145,985  $  185,623,839
                                                            ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)............ $            -  $   35,466,620  $            -  $            -
                                                            ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)......... $   26,107,438  $  178,673,582  $   28,590,000  $            -
                                                            ==============  ==============  ==============  ==============
   Foreign cash............................................ $            -  $            -  $           60  $            -
                                                            ==============  ==============  ==============  ==============
@Premiums received on options written...................... $            -  $            -  $            -  $            -
                                                            ==============  ==============  ==============  ==============
+Including securities on loan.............................. $   15,179,381  $  148,877,421  $            -  $            -
                                                            ==============  ==============  ==============  ==============

See Notes to Financial Statements

164                  STATEMENTS OF OPERATIONS                    For the Year Ended May 31, 2006

                                                                                                 BROAD
                                                                       ASSET       BLUE CHIP      CAP        CAPITAL
                                                                     ALLOCATION     GROWTH    VALUE INCOME CONSERVATION
                                                                        FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $  1,735,655  $  759,328   $  43,625   $         -
Dividends (affiliated).............................................       14,508       1,650           -             -
Securities lending income..........................................            -      13,364           -        38,454
Interest (unaffiliated)............................................    4,113,151         118       1,174     5,591,477
Interest (affiliated)..............................................        7,700           -           -         5,500
                                                                    ------------  ----------   ---------   -----------
   Total investment income*........................................    5,871,014     774,460      44,799     5,635,431
                                                                    ------------  ----------   ---------   -----------
EXPENSES:
Investment advisory and management fees............................      866,480     453,556       9,661       526,708
Administrative service fee.........................................      121,307      39,686         966        73,739
Transfer agent fees and expenses...................................        1,287       1,288         410         1,288
Custodian fees.....................................................      165,907      25,290      10,680        49,577
Reports to shareholders............................................       29,858       8,396         618        15,896
Audit and tax fees.................................................       26,572      29,979      19,170        30,271
Legal fees.........................................................        6,021       3,436       2,204         4,197
Directors' fees and expenses.......................................       21,369       6,264         454        25,532
Interest expense...................................................            -           -           -             -
Other expenses.....................................................       12,257       7,859       2,907         8,810
                                                                    ------------  ----------   ---------   -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.......................    1,251,058     575,754      47,070       736,018
                                                                    ------------  ----------   ---------   -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 4)...............................................            -        (377)    (35,340)            -
   Fees paid indirectly (Note 8)...................................            -        (815)          -             -
                                                                    ------------  ----------   ---------   -----------
   Net expenses....................................................    1,251,058     574,562      11,730       736,018
                                                                    ------------  ----------   ---------   -----------
Net investment income (loss).......................................    4,619,956     199,898      33,069     4,899,413
                                                                    ------------  ----------   ---------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........   18,412,061   1,440,649    (139,889)   (1,698,513)
  Net realized gain (loss) on investments (affiliated).............      768,863     (48,796)          -             -
  Net realized gain (loss) on futures contracts and written
   options contracts...............................................    2,296,083           -           -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................            -      (2,752)          -             -
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................          557      (5,490)          -             -
  Net increase from payment by affiliates (Note 4).................            -       5,490           -             -
                                                                    ------------  ----------   ---------   -----------
  Net realized gain (loss) on investments and foreign
   currencies......................................................   21,477,564   1,389,101    (139,889)   (1,698,513)
                                                                    ------------  ----------   ---------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  (15,510,001)  1,767,840      26,760    (3,566,156)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................     (465,345)     80,560           -        (1,164)
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.........................     (771,252)          -           -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................       (1,648)        561         749             -
                                                                    ------------  ----------   ---------   -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  (16,748,246)  1,848,961      27,509    (3,567,320)
                                                                    ------------  ----------   ---------   -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies................................................    4,729,318   3,238,062    (112,380)   (5,265,833)
                                                                    ------------  ----------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $  9,349,274  $3,437,960   $ (79,311)  $  (366,420)
                                                                    ============  ==========   =========   ===========
*Net of foreign withholding taxes on interest and dividends
 of................................................................ $      5,177  $    9,194   $     190   $     4,472
                                                                    ------------  ----------   ---------   -----------

                                                                        CORE        CORE        FOREIGN       GLOBAL
                                                                       EQUITY       VALUE        VALUE        EQUITY
                                                                        FUND        FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $ 9,265,514  $ 5,754,138  $   211,107  $   393,683
Dividends (affiliated).............................................      22,351            -            -            -
Securities lending income..........................................           -       27,214            -            -
Interest (unaffiliated)............................................     316,060       15,149       91,600       11,694
Interest (affiliated)..............................................           -            -            -            -
                                                                    -----------  -----------  -----------  -----------
   Total investment income*........................................   9,603,925    5,796,501      302,707      405,377
                                                                    -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees............................   3,998,680    1,785,110       35,683       28,225
Administrative service fee.........................................     357,243      162,283        3,595        2,478
Transfer agent fees and expenses...................................       1,717        1,288          410          543
Custodian fees.....................................................      85,646       70,962       11,324       11,324
Reports to shareholders............................................       6,978       38,195          618          618
Audit and tax fees.................................................      25,284       25,339       27,310       27,310
Legal fees.........................................................      12,340        6,841        2,204        2,204
Directors' fees and expenses.......................................      62,999       27,673          455          455
Interest expense...................................................         142        3,515            -            -
Other expenses.....................................................      22,798       13,095        3,247        3,215
                                                                    -----------  -----------  -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.......................   4,573,827    2,134,301       84,846       76,372
                                                                    -----------  -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 4)...............................................    (235,879)    (210,090)     (41,916)     (41,847)
   Fees paid indirectly (Note 8)...................................     (35,533)           -            -            -
                                                                    -----------  -----------  -----------  -----------
   Net expenses....................................................   4,302,415    1,924,211       42,930       34,525
                                                                    -----------  -----------  -----------  -----------
Net investment income (loss).......................................   5,301,510    3,872,290      259,777      370,852
                                                                    -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)...........  10,729,871   19,642,496       26,120      159,753
  Net realized gain (loss) on investments (affiliated).............    (186,269)           -            -            -
  Net realized gain (loss) on futures contracts and written
   options contracts...............................................           -            -            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................          35            -       (9,111)     (11,248)
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................           -            -            -            -
  Net increase from payment by affiliates (Note 4).................           -            -            -            -
                                                                    -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments and foreign
   currencies......................................................  10,543,637   19,642,496       17,009      148,505
                                                                    -----------  -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  12,203,871   (9,054,034)  (4,368,167)  (4,169,720)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................     634,880            -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.........................           -            -            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................           -            -          271     (116,264)
                                                                    -----------  -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  12,838,751   (9,054,034)  (4,367,896)  (4,285,984)
                                                                    -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies................................................  23,382,388   10,588,462   (4,350,887)  (4,137,479)
                                                                    -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $28,683,898  $14,460,752  $(4,091,110) $(3,766,627)
                                                                    ===========  ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends
 of................................................................ $    35,520  $         -  $     2,658  $    44,228
                                                                    -----------  -----------  -----------  -----------

See Notes to Financial Statements

For the Year Ended May 31, 2006            STATEMENTS OF OPERATIONS - CONTINUED              165

                                                                          GLOBAL     GOVERNMENT    GROWTH &       HEALTH
                                                                         STRATEGY    SECURITIES     INCOME       SCIENCES
                                                                           FUND         FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $   123,701  $         -  $  2,863,632  $   641,212
Dividends (affiliated)................................................           -            -             -            -
Securities lending income.............................................           -       25,238         5,823       53,013
Interest (unaffiliated)...............................................      93,750    5,465,143       100,795          627
Interest (affiliated).................................................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
   Total investment income*...........................................     217,451    5,490,381     2,970,250      694,852
                                                                       -----------  -----------  ------------  -----------
EXPENSES:
Investment advisory and management fees...............................      24,084      633,882     1,181,084    1,752,637
Administrative service fee............................................       3,372       88,744       110,234      122,685
Transfer agent fees and expenses......................................         410        1,717         1,288        1,288
Custodian fees........................................................      13,441       19,719        22,453       66,675
Reports to shareholders...............................................       1,000       22,058        27,300       26,536
Audit and tax fees....................................................      27,310       30,262        25,347       27,574
Legal fees............................................................       2,204        4,973         5,652        5,558
Directors' fees and expenses..........................................         557       15,680        19,671       19,679
Interest expense......................................................           -            -             -            -
Other expenses........................................................       3,314       10,750         9,895       11,369
                                                                       -----------  -----------  ------------  -----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................      75,692      827,785     1,402,924    2,034,001
                                                                       -----------  -----------  ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................     (41,148)           -       (64,363)           -
   Fees paid indirectly (Note 8)......................................           -            -             -      (14,735)
                                                                       -----------  -----------  ------------  -----------
   Net expenses.......................................................      34,544      827,785     1,338,561    2,019,266
                                                                       -----------  -----------  ------------  -----------
Net investment income (loss)..........................................     182,907    4,662,596     1,631,689   (1,324,414)
                                                                       -----------  -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............      47,541     (547,735)   17,395,097   19,469,214
  Net realized gain (loss) on investments (affiliated)................           -            -             -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -            -             -    4,256,813
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................      17,890            -             -      (16,309)
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................         422            -             -            -
  Net increase from payment by affiliates (Note 4)....................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
  Net realized gain (loss) on investments and foreign currencies......      65,853     (547,735)   17,395,097   23,709,718
                                                                       -----------  -----------  ------------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  (1,210,971)  (5,360,831)  (10,859,823)   2,225,420
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -            -             -     (157,529)
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................      20,623            -             -        1,606
                                                                       -----------  -----------  ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  (1,190,348)  (5,360,831)  (10,859,823)   2,069,497
                                                                       -----------  -----------  ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  (1,124,495)  (5,908,566)    6,535,274   25,779,215
                                                                       -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $  (941,588) $(1,245,970) $  8,166,963  $24,454,801
                                                                       ===========  ===========  ============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $     4,139  $         -  $          -  $    30,259
                                                                       -----------  -----------  ------------  -----------

                                                                        INFLATION   INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                                                        PROTECTED     EQUITIES     GOVERNMENT     GROWTH I
                                                                          FUND          FUND        BOND FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $         -  $ 17,154,245   $    11,250  $ 11,056,002
Dividends (affiliated)................................................           -             -             -             -
Securities lending income.............................................           -       195,663             -       176,854
Interest (unaffiliated)...............................................     757,547       865,992     6,448,470       340,344
Interest (affiliated).................................................           -             -             -             -
                                                                       -----------  ------------   -----------  ------------
   Total investment income*...........................................     757,547    18,215,900     6,459,720    11,573,200
                                                                       -----------  ------------   -----------  ------------
EXPENSES:
Investment advisory and management fees...............................      74,276     2,154,718       715,772     3,973,268
Administrative service fee............................................      10,398       463,331       100,208       297,606
Transfer agent fees and expenses......................................         526        11,432           429           858
Custodian fees........................................................      22,184       871,591       100,713       588,176
Reports to shareholders...............................................       2,449        95,601        24,660        96,135
Audit and tax fees....................................................      27,915        35,065        30,874        34,983
Legal fees............................................................       4,594        11,159         5,255        12,588
Directors' fees and expenses..........................................       1,281        66,763        17,433        47,057
Interest expense......................................................           -             -           156           550
Other expenses........................................................       7,338        19,992        13,753        17,411
                                                                       -----------  ------------   -----------  ------------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................     150,961     3,729,652     1,009,253     5,068,632
                                                                       -----------  ------------   -----------  ------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................     (54,402)            -             -      (774,597)
   Fees paid indirectly (Note 8)......................................           -             -             -             -
                                                                       -----------  ------------   -----------  ------------
   Net expenses.......................................................      96,559     3,729,652     1,009,253     4,294,035
                                                                       -----------  ------------   -----------  ------------
Net investment income (loss)..........................................     660,988    14,486,248     5,450,467     7,279,165
                                                                       -----------  ------------   -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............     (32,655)   53,898,170     7,597,909    41,959,276
  Net realized gain (loss) on investments (affiliated)................           -             -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -     4,247,084             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -     1,082,706       (51,849)        9,851
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -             -             -             -
  Net increase from payment by affiliates (Note 4)....................           -             -             -             -
                                                                       -----------  ------------   -----------  ------------
  Net realized gain (loss) on investments and foreign currencies......     (32,655)   59,227,960     7,546,060    41,969,127
                                                                       -----------  ------------   -----------  ------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................    (988,693)   95,165,984    (9,329,868)   52,895,008
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -    (1,806,862)            -             -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................           -       593,249        17,273        50,151
                                                                       -----------  ------------   -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies......    (988,693)   93,952,371    (9,312,595)   52,945,159
                                                                       -----------  ------------   -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  (1,021,348)  153,180,331    (1,766,535)   94,914,286
                                                                       -----------  ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $  (360,360) $167,666,579   $ 3,683,932  $102,193,451
                                                                       ===========  ============   ===========  ============
*Net of foreign withholding taxes on interest and dividends of........ $         -  $  1,312,878   $     5,164  $    737,189
                                                                       -----------  ------------   -----------  ------------

See Notes to Financial Statements

166            STATEMENTS OF OPERATIONS - CONTINUED              For the Year Ended May 31, 2006


                                                                                       LARGE                     MID CAP
                                                                        LARGE CAP     CAPITAL       MID CAP     STRATEGIC
                                                                          CORE        GROWTH         INDEX       GROWTH
                                                                          FUND         FUND          FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $    92,308  $   123,666  $ 27,988,536  $   177,290
Dividends (affiliated)................................................           -            -             -            -
Securities lending income.............................................           -            -     2,341,057            -
Interest (unaffiliated)...............................................       2,505       26,088     1,986,846       14,354
Interest (affiliated).................................................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
   Total investment income*...........................................      94,813      149,754    32,316,439      191,644
                                                                       -----------  -----------  ------------  -----------
EXPENSES:
Investment advisory and management fees...............................      15,308       93,629     5,973,523       92,859
Administrative service fee............................................       1,531        9,641     1,532,586        9,316
Transfer agent fees and expenses......................................         410          645        12,249          645
Custodian fees........................................................      10,680       38,531       216,605       38,531
Reports to shareholders...............................................         618        1,991       333,928        2,002
Audit and tax fees....................................................      19,170       24,390        25,603       26,774
Legal fees............................................................       2,204        4,575        36,426        4,590
Directors' fees and expenses..........................................         454        1,079       241,542        1,142
Interest expense......................................................           -            -             -            -
Other expenses........................................................       2,856        8,554        85,499        8,587
                                                                       -----------  -----------  ------------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................      53,231      183,035     8,457,961      184,446
                                                                       -----------  -----------  ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................     (34,642)     (73,951)            -      (72,754)
   Fees paid indirectly (Note 8)......................................           -            -             -            -
                                                                       -----------  -----------  ------------  -----------
   Net expenses.......................................................      18,589      109,084     8,457,961      111,692
                                                                       -----------  -----------  ------------  -----------
Net investment income (loss)..........................................      76,224       40,670    23,858,478       79,952
                                                                       -----------  -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............      (7,843)  (7,667,041)  165,472,626   (3,685,124)
  Net realized gain (loss) on investments (affiliated)................           -            -             -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -            -     7,334,002            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................        (126)         (90)            -            -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................         797            -       (30,114)           -
  Net increase from payment by affiliates (Note 4)....................           -            -        30,114            -
                                                                       -----------  -----------  ------------  -----------
  Net realized gain (loss) on investments and foreign
   currencies.........................................................      (7,172)  (7,667,131)  172,806,628   (3,685,124)
                                                                       -----------  -----------  ------------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  (1,231,216)     651,385   102,011,434    1,698,655
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -            -    (1,637,560)           -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................          19      (65,167)            -            -
                                                                       -----------  -----------  ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  (1,231,197)     586,218   100,373,874    1,698,655
                                                                       -----------  -----------  ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  (1,238,369)  (7,080,913)  273,180,502   (1,986,469)
                                                                       -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $(1,162,145) $(7,040,243) $297,038,980  $(1,906,517)
                                                                       ===========  ===========  ============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $        52  $     1,041  $          -  $       376
                                                                       -----------  -----------  ------------  -----------

                                                                                                                 SMALL CAP
                                                                          MONEY     NASDAQ-100(R)   SCIENCE &    AGGRESSIVE
                                                                         MARKET I       INDEX       TECHNOLOGY     GROWTH
                                                                           FUND         FUND           FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $         -   $  466,234   $   6,405,671  $   1,879
Dividends (affiliated)................................................           -            -               -          -
Securities lending income.............................................           -       29,387         173,606          -
Interest (unaffiliated)...............................................  16,702,300      121,494         320,388      1,424
Interest (affiliated).................................................           -            -               -          -
                                                                       -----------   ----------   -------------  ---------
   Total investment income*...........................................  16,702,300      617,115       6,899,665      3,303
                                                                       -----------   ----------   -------------  ---------
EXPENSES:
Investment advisory and management fees...............................   1,769,736      364,668      10,180,678     13,776
Administrative service fee............................................     285,541       63,817         808,339      1,134
Transfer agent fees and expenses......................................      14,949        8,000           9,450        410
Custodian fees........................................................      35,576       21,290         205,882     11,002
Reports to shareholders...............................................      69,458       15,131         257,992        618
Audit and tax fees....................................................      23,298       27,586          25,635     19,170
Legal fees............................................................       4,653        4,219          24,193      2,204
Directors' fees and expenses..........................................      47,792       10,949         141,396        455
Interest expense......................................................           -            -             165          -
Other expenses........................................................      15,969       39,421          42,366      2,830
                                                                       -----------   ----------   -------------  ---------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   2,266,972      555,081      11,696,096     51,599
                                                                       -----------   ----------   -------------  ---------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................     (90,067)           -               -    (35,391)
   Fees paid indirectly (Note 8)......................................           -            -        (242,382)         -
                                                                       -----------   ----------   -------------  ---------
   Net expenses.......................................................   2,176,905      555,081      11,453,714     16,208
                                                                       -----------   ----------   -------------  ---------
Net investment income (loss)..........................................  14,525,395       62,034      (4,554,049)   (12,905)
                                                                       -----------   ----------   -------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)..............           -    2,002,842     169,133,464     65,076
  Net realized gain (loss) on investments (affiliated)................           -            -               -          -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -      126,651               -          -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -            -         (79,855)         -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -               -          -
  Net increase from payment by affiliates (Note 4)....................           -            -               -          -
                                                                       -----------   ----------   -------------  ---------
  Net realized gain (loss) on investments and foreign
   currencies.........................................................           -    2,129,493     169,053,609     65,076
                                                                       -----------   ----------   -------------  ---------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................           -      211,568    (134,309,537)  (590,788)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -               -          -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -      (60,568)        (82,352)         -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................           -            -           3,417          -
                                                                       -----------   ----------   -------------  ---------
Net unrealized gain (loss) on investments and foreign currencies......           -      151,000    (134,388,472)  (590,788)
                                                                       -----------   ----------   -------------  ---------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................           -    2,280,493      34,665,137   (525,712)
                                                                       -----------   ----------   -------------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $14,525,395   $2,342,527   $  30,111,088  $(538,617)
                                                                       ===========   ==========   =============  =========
*Net of foreign withholding taxes on interest and dividends of........ $         -   $    2,668   $     222,752  $       -
                                                                       -----------   ----------   -------------  ---------

See Notes to Financial Statements

For the Year Ended May 31, 2006            STATEMENTS OF OPERATIONS - CONTINUED              167

                                                                                                     SMALL CAP    SMALL CAP
                                                                                        SMALL CAP     SPECIAL     STRATEGIC
                                                                          SMALL CAP       INDEX       VALUES       GROWTH
                                                                            FUND          FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................ $ 5,579,359  $  9,312,637  $   169,376  $     8,507
Dividends (affiliated)..................................................           -         4,122            -            -
Securities lending income...............................................     246,334       942,077            -            -
Interest (unaffiliated).................................................      45,085     1,733,685        5,583        3,425
Interest (affiliated)...................................................           -             -            -            -
                                                                         -----------  ------------  -----------  -----------
   Total investment income*.............................................   5,870,778    11,992,521      174,959       11,932
                                                                         -----------  ------------  -----------  -----------
EXPENSES:
Investment advisory and management fees.................................   5,533,050     2,722,782       34,403       19,840
Administrative service fee..............................................     443,887       622,379        3,211        1,634
Transfer agent fees and expenses........................................       1,204         9,376          410          410
Custodian fees..........................................................     211,997       389,042       41,644       11,002
Reports to shareholders.................................................     121,379       126,830        1,001          618
Audit and tax fees......................................................      25,257        25,669       19,170       19,170
Legal fees..............................................................      13,528        15,276        2,204        2,204
Directors' fees and expenses............................................      74,554        94,639          555          455
Interest expense........................................................       1,990             -            -            -
Other expenses..........................................................      26,308        27,956        2,868        2,829
                                                                         -----------  ------------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly................................................   6,453,154     4,033,949      105,466       58,162
                                                                         -----------  ------------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)............................................................    (428,974)            -      (64,183)     (34,820)
   Fees paid indirectly (Note 8)........................................           -             -            -            -
                                                                         -----------  ------------  -----------  -----------
   Net expenses.........................................................   6,024,180     4,033,949       41,283       23,342
                                                                         -----------  ------------  -----------  -----------
Net investment income (loss)............................................    (153,402)    7,958,572      133,676      (11,410)
                                                                         -----------  ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)................  73,341,536    45,132,644   (1,785,535)  (2,160,277)
  Net realized gain (loss) on investments (affiliated)..................      51,407        16,377            -            -
  Net realized gain (loss) on futures contracts and written options
   contracts............................................................           -     7,436,023            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities..........................................................           -             -            -            -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)....................................           -             -         (303)           -
  Net increase from payment by affiliates (Note 4)......................           -             -          303            -
                                                                         -----------  ------------  -----------  -----------
  Net realized gain (loss) on investments and foreign currencies........  73,392,943    52,585,044   (1,785,535)  (2,160,277)
                                                                         -----------  ------------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).......................................................  13,807,549    78,915,522   (3,293,268)      14,703
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).........................................................       8,887       113,932            -            -
  Change in unrealized appreciation (depreciation) on futures contracts
   and written options contracts........................................           -    (3,267,749)           -            -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities......................................................           -             -            -            -
                                                                         -----------  ------------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies........  13,816,436    75,761,705   (3,293,268)      14,703
                                                                         -----------  ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.............................................................  87,209,379   128,346,749   (5,078,803)  (2,145,574)
                                                                         -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................................. $87,055,977  $136,305,321  $(4,945,127) $(2,156,984)
                                                                         ===========  ============  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of.......... $     8,577  $      5,126  $         6  $        38
                                                                         -----------  ------------  -----------  -----------

                                                                            SOCIAL         STOCK         VALIC
                                                                           AWARENESS       INDEX         ULTRA        VALUE
                                                                             FUND          FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)................................................ $  6,901,068  $ 88,285,286  $    183,066  $2,540,669
Dividends (affiliated)..................................................       24,242       769,135             -           -
Securities lending income...............................................       27,403       533,400             -           -
Interest (unaffiliated).................................................      518,410       999,458         6,857     261,947
Interest (affiliated)...................................................            -             -             -           -
                                                                         ------------  ------------  ------------  ----------
   Total investment income*.............................................    7,471,123    90,587,279       189,923   2,802,616
                                                                         ------------  ------------  ------------  ----------
EXPENSES:
Investment advisory and management fees.................................    1,936,774    11,632,438        63,223     992,248
Administrative service fee..............................................      271,148     3,279,040         5,360      89,048
Transfer agent fees and expenses........................................        1,288        15,302           543         858
Custodian fees..........................................................       61,022       403,357        10,680      20,884
Reports to shareholders.................................................       64,281       757,238           618      13,728
Audit and tax fees......................................................       25,685         6,755        19,170      29,326
Legal fees..............................................................        9,773        81,331         2,204       3,226
Directors' fees and expenses............................................       46,738       546,135         2,007       9,699
Interest expense........................................................            -             -             -           -
Other expenses..........................................................       18,078       196,659         2,842       7,026
                                                                         ------------  ------------  ------------  ----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly................................................    2,434,787    16,918,255       106,647   1,166,043
                                                                         ------------  ------------  ------------  ----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)............................................................            -             -       (35,626)          -
   Fees paid indirectly (Note 8)........................................            -             -             -           -
                                                                         ------------  ------------  ------------  ----------
   Net expenses.........................................................    2,434,787    16,918,255        71,021   1,166,043
                                                                         ------------  ------------  ------------  ----------
Net investment income (loss)............................................    5,036,336    73,669,024       118,902   1,636,573
                                                                         ------------  ------------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)................   43,357,777   154,302,133    (1,174,447)  5,185,786
  Net realized gain (loss) on investments (affiliated)..................      589,229     2,058,983             -           -
  Net realized gain (loss) on futures contracts and written options
   contracts............................................................      404,530     3,813,205             -     (25,197)
  Net realized foreign exchange gain (loss) on other assets and
   liabilities..........................................................            -             -        (1,458)          -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)....................................            -             -             -         426
  Net increase from payment by affiliates (Note 4)......................            -             -             -           -
                                                                         ------------  ------------  ------------  ----------
  Net realized gain (loss) on investments and foreign currencies........   44,351,536   160,174,321    (1,175,905)  5,161,015
                                                                         ------------  ------------  ------------  ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).......................................................  (18,809,747)  132,244,000   (12,938,738)  3,020,071
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).........................................................      (79,497)    3,526,524             -           -
  Change in unrealized appreciation (depreciation) on futures contracts
   and written options contracts........................................     (357,675)   (1,224,950)            -           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities......................................................            -             -        (1,718)          -
                                                                         ------------  ------------  ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies........  (19,246,919)  134,545,574   (12,940,456)  3,020,071
                                                                         ------------  ------------  ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.............................................................   25,104,617   294,719,895   (14,116,361)  8,181,086
                                                                         ------------  ------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................................. $ 30,140,953  $368,388,919  $(13,997,459) $9,817,659
                                                                         ============  ============  ============  ==========
*Net of foreign withholding taxes on interest and dividends of.......... $          -  $          -  $      1,736  $   43,083
                                                                         ------------  ------------  ------------  ----------

See Notes to Financial Statements

       168             STATEMENTS OF CHANGES IN NET ASSETS

                                                                  ASSET ALLOCATION               BLUE CHIP
                                                                        FUND                    GROWTH FUND
                                                             --------------------------  ------------------------
                                                               For the       For the       For the      For the
                                                              Year Ended    Year Ended    Year Ended   Year Ended
                                                               May 31,       May 31,       May 31,      May 31,
                                                                 2006          2005          2006         2005
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  4,619,956  $  4,226,547  $   199,898  $   215,494
 Net realized gain (loss) on investments and foreign
   currencies...............................................   21,477,564    10,554,583    1,389,101    1,640,354
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................  (16,748,246)     (818,899)   1,848,961    1,139,883
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    9,349,274    13,962,231    3,437,960    2,995,731
                                                             ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,250,001)   (4,250,003)     (73,692)    (168,526)
 Net realized gain on securities............................  (10,287,616)   (7,242,855)           -            -
                                                             ------------  ------------  -----------  -----------
Total distributions to shareholders.........................  (12,537,617)  (11,492,858)     (73,692)    (168,526)
                                                             ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (20,003,888)   (7,460,401)  13,363,745    5,442,129
                                                             ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (23,192,231)   (4,991,028)  16,728,013    8,269,334
NET ASSETS:
Beginning of period.........................................  187,309,474   192,300,502   48,638,143   40,368,809
                                                             ------------  ------------  -----------  -----------
End of period+.............................................. $164,117,243  $187,309,474  $65,366,156  $48,638,143
                                                             ============  ============  ===========  ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  2,618,347  $    171,032  $   165,713  $    43,175
                                                             ============  ============  ===========  ===========

                                                                 BROAD CAP        CAPITAL CONSERVATION
                                                             VALUE INCOME FUND            FUND
                                                             ----------------- -------------------------
                                                              For the Period     For the       For the
                                                             December 5, 2005*  Year Ended    Year Ended
                                                                  through        May 31,       May 31,
                                                               May 31, 2006        2006          2005
                                                             ----------------- ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................    $    33,069    $  4,899,413  $ 3,264,822
 Net realized gain (loss) on investments and foreign
   currencies...............................................       (139,889)     (1,698,513)      50,318
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................         27,509      (3,567,320)   1,635,063
                                                                -----------    ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................        (79,311)       (366,420)   4,950,203
                                                                -----------    ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................         (4,357)     (2,040,002)  (3,375,002)
 Net realized gain on securities............................              -               -     (454,517)
                                                                -----------    ------------  -----------
Total distributions to shareholders.........................         (4,357)     (2,040,002)  (3,829,519)
                                                                -----------    ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................     27,286,974     125,245,381    7,946,078
                                                                -----------    ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     27,203,306     122,838,959    9,066,762
NET ASSETS:
Beginning of period.........................................              -      86,902,600   77,835,838
                                                                -----------    ------------  -----------
End of period+..............................................    $27,203,306    $209,741,559  $86,902,600
                                                                ===========    ============  ===========
+ Includes accumulated undistributed net investment income
 (loss).....................................................    $    28,712    $  3,124,467  $   161,031
                                                                ===========    ============  ===========

                                                                  CORE EQUITY FUND
                                                             --------------------------
                                                               For the       For the
                                                              Year Ended    Year Ended
                                                               May 31,       May 31,
                                                                 2006          2005
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  5,301,510  $  7,514,205
 Net realized gain (loss) on investments and foreign
   currencies...............................................   10,543,637     7,172,272
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   12,838,751    21,045,635
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   28,683,898    35,732,112
                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,570,001)   (7,470,010)
 Net realized gain on securities............................            -             -
                                                             ------------  ------------
Total distributions to shareholders.........................   (2,570,001)   (7,470,010)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (96,963,996)  (89,397,919)
                                                             ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (70,850,099)  (61,135,817)
NET ASSETS:
Beginning of period.........................................  540,619,722   601,755,539
                                                             ------------  ------------
End of period+.............................................. $469,769,623  $540,619,722
                                                             ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  2,839,562  $    108,018
                                                             ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        169


                                                                                            FOREIGN         GLOBAL
                                                                                             VALUE          EQUITY
                                                                   CORE VALUE FUND            FUND           FUND
                                                             --------------------------  -------------- --------------
                                                                                         For the Period For the Period
                                                                             For the      December 5,    December 5,
                                                               For the      Year Ended       2005*          2005*
                                                              Year Ended     May 31,        through        through
                                                             May 31, 2006      2005       May 31, 2006   May 31, 2006
                                                             ------------  ------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  3,872,290  $  4,772,367   $    259,777   $    370,852
 Net realized gain (loss) on investments and foreign
   currencies...............................................   19,642,496    15,876,721         17,009        148,505
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (9,054,034)    3,926,751     (4,367,896)    (4,285,984)
                                                             ------------  ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   14,460,752    24,575,839     (4,091,110)    (3,766,627)
                                                             ------------  ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,100,003)   (4,790,006)          (792)        (1,903)
 Net realized gain on securities............................            -             -              -              -
                                                             ------------  ------------   ------------   ------------
Total distributions to shareholders.........................   (2,100,003)   (4,790,006)          (792)        (1,903)
                                                             ------------  ------------   ------------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (12,484,471)  (18,362,322)   708,489,442    416,043,296
                                                             ------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (123,722)    1,423,511    704,397,540    412,274,766
NET ASSETS:
Beginning of period.........................................  231,351,487   229,927,976              -              -
                                                             ------------  ------------   ------------   ------------
End of period+.............................................. $231,227,765  $231,351,487   $704,397,540   $412,274,766
                                                             ============  ============   ============   ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  1,845,877  $     73,590   $    249,883   $    357,701
                                                             ============  ============   ============   ============

                                                                 GLOBAL
                                                                STRATEGY       GOVERNMENT SECURITIES
                                                                  FUND                 FUND
                                                             -------------- --------------------------
                                                             For the Period
                                                              December 5,                   For the
                                                                 2005*        For the      Year Ended
                                                                through      Year Ended     May 31,
                                                              May 31, 2006  May 31, 2006      2005
                                                             -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................  $    182,907  $  4,662,596  $  4,259,821
 Net realized gain (loss) on investments and foreign
   currencies...............................................        65,853      (547,735)      370,686
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    (1,190,348)   (5,360,831)    4,382,017
                                                              ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................      (941,588)   (1,245,970)    9,012,524
                                                              ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................        (4,532)   (2,390,001)   (4,345,003)
 Net realized gain on securities............................             -             -             -
                                                              ------------  ------------  ------------
Total distributions to shareholders.........................        (4,532)   (2,390,001)   (4,345,003)
                                                              ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   414,265,505   (15,828,672)  (15,466,080)
                                                              ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   413,319,385   (19,464,643)  (10,798,559)
NET ASSETS:
Beginning of period.........................................             -   135,548,516   146,347,075
                                                              ------------  ------------  ------------
End of period+..............................................  $413,319,385  $116,083,873  $135,548,516
                                                              ============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss).....................................................  $    196,265  $  2,538,134  $    202,436
                                                              ============  ============  ============

                                                                   GROWTH & INCOME
                                                                        FUND
                                                             --------------------------

                                                                             For the
                                                               For the      Year Ended
                                                              Year Ended     May 31,
                                                             May 31, 2006      2005
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,631,689  $  2,481,877
 Net realized gain (loss) on investments and foreign
   currencies...............................................   17,395,097    11,094,924
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (10,859,823)    4,025,652
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    8,166,963    17,602,453
                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................     (770,002)   (2,470,001)
 Net realized gain on securities............................            -             -
                                                             ------------  ------------
Total distributions to shareholders.........................     (770,002)   (2,470,001)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (32,241,448)  (25,145,088)
                                                             ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (24,844,487)  (10,012,636)
NET ASSETS:
Beginning of period.........................................  169,724,216   179,736,852
                                                             ------------  ------------
End of period+.............................................. $144,879,729  $169,724,216
                                                             ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $    898,331  $     36,644
                                                             ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

       170       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                HEALTH SCIENCES FUND      INFLATION PROTECTED FUND
                                                             --------------------------  --------------------------
                                                                                                      For the Period
                                                                             For the       For the     December 20,
                                                               For the      Year Ended    Year Ended      2004*
                                                              Year Ended     May 31,       May 31,       through
                                                             May 31, 2006      2005          2006      May 31, 2005
                                                             ------------  ------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ (1,324,414) $ (1,191,194) $   660,988   $   136,725
 Net realized gain (loss) on investments and foreign
   currencies...............................................   23,709,718    11,974,818      (32,655)        3,889
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    2,069,497   (13,097,824)    (988,693)      112,510
                                                             ------------  ------------  -----------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   24,454,801    (2,314,200)    (360,360)      253,124
                                                             ------------  ------------  -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -             -     (485,873)     (111,350)
 Net realized gain on securities............................   (7,357,513)   (7,252,739)      (8,093)            -
                                                             ------------  ------------  -----------   -----------
Total distributions to shareholders.........................   (7,357,513)   (7,252,739)    (493,966)     (111,350)
                                                             ------------  ------------  -----------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   13,440,213     6,057,770    5,997,401    10,731,228
                                                             ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   30,537,501    (3,509,169)   5,143,075    10,873,002
NET ASSETS:
Beginning of period.........................................  150,540,850   154,050,019   10,873,002             -
                                                             ------------  ------------  -----------   -----------
End of period+.............................................. $181,078,351  $150,540,850  $16,016,077   $10,873,002
                                                             ============  ============  ===========   ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $    (36,790) $        616  $   200,490   $    25,375
                                                             ============  ============  ===========   ===========

                                                               INTERNATIONAL EQUITIES     INTERNATIONAL GOVERNMENT
                                                                        FUND                      BOND FUND
                                                             --------------------------  --------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2006          2005          2006          2005
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 14,486,248  $  7,376,589  $  5,450,467  $  5,616,670
 Net realized gain (loss) on investments and foreign
   currencies...............................................   59,227,960     5,058,114     7,546,060     8,741,274
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   93,952,371    22,669,797    (9,312,595)    2,755,014
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  167,666,579    35,104,500     3,683,932    17,112,958
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (3,900,003)   (7,045,012)   (3,103,226)   (8,325,043)
 Net realized gain on securities............................            -             -   (10,984,141)  (12,733,073)
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (3,900,003)   (7,045,012)  (14,087,367)  (21,058,116)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  163,865,678   262,117,743      (362,706)    8,033,507
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  327,632,254   290,177,231   (10,766,141)    4,088,349
NET ASSETS:
Beginning of period.........................................  493,944,862   203,767,631   148,171,299   144,082,950
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $821,577,116  $493,944,862  $137,405,158  $148,171,299
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $ 12,238,547  $    343,842  $  3,529,980  $    973,719
                                                             ============  ============  ============  ============

                                                               INTERNATIONAL GROWTH I
                                                                        FUND
                                                             --------------------------

                                                               For the       For the
                                                              Year Ended    Year Ended
                                                               May 31,       May 31,
                                                                 2006          2005
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  7,279,165  $  3,804,009
 Net realized gain (loss) on investments and foreign
   currencies...............................................   41,969,127    43,893,963
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   52,945,159    (9,235,918)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  102,193,451    38,462,054
                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,170,003)   (3,815,009)
 Net realized gain on securities............................            -             -
                                                             ------------  ------------
Total distributions to shareholders.........................   (2,170,003)   (3,815,009)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   20,968,274   (44,382,224)
                                                             ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  120,991,722    (9,735,179)
NET ASSETS:
Beginning of period.........................................  374,189,298   383,924,477
                                                             ------------  ------------
End of period+.............................................. $495,181,020  $374,189,298
                                                             ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  6,077,153  $    614,089
                                                             ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        171


                                                               LARGE CAP        LARGE CAPITAL GROWTH
                                                               CORE FUND                FUND
                                                             -------------- ---------------------------
                                                             For the Period               For the Period
                                                              December 5,     For the      December 20,
                                                                 2005*       Year Ended       2004*
                                                                through       May 31,        through
                                                              May 31, 2006      2006       May 31, 2005
                                                             -------------- ------------  --------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)................................  $     76,224  $     40,670   $    12,665
 Net realized gain (loss) on investments and foreign
   currencies...............................................        (7,172)   (7,667,131)     (375,192)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    (1,231,197)      586,218       211,756
                                                              ------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    (1,162,145)   (7,040,243)     (150,771)
                                                              ------------  ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................        (2,527)      (18,952)       (1,070)
 Net realized gain on securities............................             -             -             -
                                                              ------------  ------------   -----------
Total distributions to shareholders.........................        (2,527)      (18,952)       (1,070)
                                                              ------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   177,202,852   605,509,164    10,001,070
                                                              ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   176,038,180   598,449,969     9,849,229
NET ASSETS:
Beginning of period.........................................             -     9,849,229             -
                                                              ------------  ------------   -----------
End of period+..............................................  $176,038,180  $608,299,198   $ 9,849,229
                                                              ============  ============   ===========
+ Includes accumulated undistributed net investment income
 (loss).....................................................  $     73,571  $     33,223   $    11,595
                                                              ============  ============   ===========

                                                                   MID CAP INDEX FUND        MID CAP STRATEGIC GROWTH FUND
                                                             ------------------------------  ---------------------------
                                                                                                            For the Period
                                                                For the         For the        For the       December 20,
                                                               Year Ended      Year Ended     Year Ended        2004*
                                                                May 31,         May 31,        May 31,         through
                                                                  2006            2005           2006        May 31, 2005
                                                             --------------  --------------  ------------   --------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)................................ $   23,858,478  $   16,302,022  $     79,952    $   (16,376)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    172,806,628      78,890,928    (3,685,124)      (304,937)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    100,373,874     129,467,227     1,698,655        297,521
                                                             --------------  --------------  ------------    -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    297,038,980     224,660,177    (1,906,517)       (23,792)
                                                             --------------  --------------  ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (10,080,005)    (16,250,010)            -         (1,555)
 Net realized gain on securities............................    (81,196,913)    (31,449,287)            -              -
                                                             --------------  --------------  ------------    -----------
Total distributions to shareholders.........................    (91,276,918)    (47,699,297)            -         (1,555)
                                                             --------------  --------------  ------------    -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    267,513,768     193,558,369   352,543,726     10,001,555
                                                             --------------  --------------  ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    473,275,830     370,519,249   350,637,209      9,976,208
NET ASSETS:
Beginning of period.........................................  1,925,333,931   1,554,814,682     9,976,208              -
                                                             --------------  --------------  ------------    -----------
End of period+.............................................. $2,398,609,761  $1,925,333,931  $360,613,417    $ 9,976,208
                                                             ==============  ==============  ============    ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $   13,998,173  $      219,700  $     79,625    $      (327)
                                                             ==============  ==============  ============    ===========

--------
*  Commencement of operations

See Notes to Financial Statements

       172       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED





                                                                 MONEY MARKET I FUND      NASDAQ-100(R) INDEX FUND
                                                             --------------------------  -------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2006          2005          2006          2005
                                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 14,525,395  $  6,209,016  $     62,034  $   663,529
 Net realized gain (loss) on investments and foreign
   currencies...............................................            -             -     2,129,493     (304,754)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................            -             -       151,000    3,987,744
                                                             ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   14,525,395     6,209,016     2,342,527    4,346,519
                                                             ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................  (14,525,272)   (6,209,139)      (23,364)    (636,617)
 Net realized gain on securities............................            -             -             -            -
                                                             ------------  ------------  ------------  -----------
Total distributions to shareholders.........................  (14,525,272)   (6,209,139)      (23,364)    (636,617)
                                                             ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   34,694,492   (45,772,928)  (10,320,081)  (6,279,097)
                                                             ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   34,694,615   (45,773,051)   (8,000,918)  (2,569,195)
NET ASSETS:
Beginning of period.........................................  407,933,453   453,706,504    90,519,879   93,089,074
                                                             ------------  ------------  ------------  -----------
End of period+.............................................. $442,628,068  $407,933,453  $ 82,518,961  $90,519,879
                                                             ============  ============  ============  ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $          -  $          -  $     57,342  $    18,672
                                                             ============  ============  ============  ===========

                                                                                               SMALL CAP
                                                                                               AGGRESSIVE
                                                                  SCIENCE & TECHNOLOGY           GROWTH
                                                                          FUND                    FUND
                                                             ------------------------------  --------------
                                                                                             For the Period
                                                                For the         For the       December 5,
                                                               Year Ended      Year Ended        2005*
                                                                May 31,         May 31,         through
                                                                  2006            2005        May 31, 2006
                                                             --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (4,554,049) $     (148,055)  $   (12,905)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    169,053,609      76,319,634        65,076
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (134,388,472)    (64,404,667)     (590,788)
                                                             --------------  --------------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................     30,111,088      11,766,912      (538,617)
                                                             --------------  --------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -               -             -
 Net realized gain on securities............................              -               -             -
                                                             --------------  --------------   -----------
Total distributions to shareholders.........................              -               -             -
                                                             --------------  --------------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (211,704,002)   (208,296,917)   62,197,485
                                                             --------------  --------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (181,592,914)   (196,530,005)   61,658,868
NET ASSETS:
Beginning of period.........................................  1,210,236,209   1,406,766,214             -
                                                             --------------  --------------   -----------
End of period+.............................................. $1,028,643,295  $1,210,236,209   $61,658,868
                                                             ==============  ==============   ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $     (351,221) $     (192,512)  $      (103)
                                                             ==============  ==============   ===========



                                                                   SMALL CAP FUND
                                                             --------------------------

                                                               For the       For the
                                                              Year Ended    Year Ended
                                                               May 31,       May 31,
                                                                 2006          2005
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (153,402) $ (1,044,843)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   73,392,943    85,107,281
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   13,816,436    (9,325,020)
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   87,055,977    74,737,418
                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -             -
 Net realized gain on securities............................            -             -
                                                             ------------  ------------
Total distributions to shareholders.........................            -             -
                                                             ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (82,622,390)  (75,947,756)
                                                             ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    4,433,587    (1,210,338)
NET ASSETS:
Beginning of period.........................................  606,922,691   608,133,029
                                                             ------------  ------------
End of period+.............................................. $611,356,278  $606,922,691
                                                             ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $    (67,266) $    (55,639)
                                                             ============  ============

--------
*  Commencement of operations

See Notes to Financial Statements

               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        173


                                                                                                        SMALL CAP
                                                                                          SMALL CAP     STRATEGIC
                                                                                           SPECIAL        GROWTH
                                                                SMALL CAP INDEX FUND     VALUES FUND       FUND
                                                             --------------------------  ------------  ------------
                                                                                           For the       For the
                                                                                            Period        Period
                                                               For the       For the     December 5,   December 5,
                                                              Year Ended    Year Ended      2005*         2005*
                                                               May 31,       May 31,       through       through
                                                                 2006          2005      May 31, 2006  May 31, 2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  7,958,572  $  4,590,487  $    133,676  $    (11,410)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   52,585,044    25,196,427    (1,785,535)   (2,160,277)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   75,761,705    22,236,982    (3,293,268)       14,703
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................  136,305,321    52,023,896    (4,945,127)   (2,156,984)
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (3,820,008)   (5,465,009)       (5,764)            -
 Net realized gain on securities............................  (27,176,168)            -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................  (30,996,176)   (5,465,009)       (5,764)            -
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  191,866,511   159,140,729   378,241,395   195,493,944
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  297,175,656   205,699,616   373,290,504   193,336,960
NET ASSETS:
Beginning of period.........................................  686,566,739   480,867,123             -             -
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $983,742,395  $686,566,739  $373,290,504  $193,336,960
                                                             ============  ============  ============  ============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  4,241,143  $    102,579  $    127,944  $       (103)
                                                             ============  ============  ============  ============


                                                                  SOCIAL AWARENESS
                                                                        FUND                    STOCK INDEX FUND
                                                             --------------------------  ------------------------------


                                                               For the       For the        For the         For the
                                                              Year Ended    Year Ended     Year Ended      Year Ended
                                                               May 31,       May 31,        May 31,         May 31,
                                                                 2006          2005           2006            2005
                                                             ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  5,036,336  $  5,766,525  $   73,669,024  $   75,095,075
 Net realized gain (loss) on investments and foreign
   currencies...............................................   44,351,536    18,369,511     160,174,321      93,119,848
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (19,246,919)    6,407,491     134,545,574     161,268,149
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations.................................................   30,140,953    30,543,527     368,388,919     329,483,072
                                                             ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,350,003)   (5,645,004)    (34,190,001)    (73,920,013)
 Net realized gain on securities............................            -             -     (96,196,788)    (62,425,954)
                                                             ------------  ------------  --------------  --------------
Total distributions to shareholders.........................   (2,350,003)   (5,645,004)   (130,386,789)   (136,345,967)
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (42,287,749)  (27,155,208)     35,140,990      47,614,181
                                                             ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (14,496,799)   (2,256,685)    273,143,120     240,751,286
NET ASSETS:
Beginning of period.........................................  396,563,494   398,820,179   4,471,146,300   4,230,395,014
                                                             ------------  ------------  --------------  --------------
End of period+.............................................. $382,066,695  $396,563,494   4,744,289,420  $4,471,146,300
                                                             ============  ============  ==============  ==============
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $  2,806,721  $    120,388  $   41,101,482  $    1,622,459
                                                             ============  ============  ==============  ==============


                                                              VALIC ULTRA
                                                                  FUND               VALUE FUND
                                                             --------------  -------------------------


                                                             For the Period    For the       For the
                                                              December 5,     Year Ended    Year Ended
                                                             2005* through     May 31,       May 31,
                                                              May 31, 2006       2006          2005
                                                             --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $      118,902  $  1,636,573  $   107,636
 Net realized gain (loss) on investments and foreign
   currencies...............................................     (1,175,905)    5,161,015    2,337,834
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    (12,940,456)    3,020,071     (154,895)
                                                             --------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    (13,997,459)    9,817,659    2,290,575
                                                             --------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -      (645,057)     (22,649)
 Net realized gain on securities............................              -    (1,653,682)    (491,833)
                                                             --------------  ------------  -----------
Total distributions to shareholders.........................              -    (2,298,739)    (514,482)
                                                             --------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  1,191,553,555   167,238,305    6,642,220
                                                             --------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  1,177,556,096   174,757,225    8,418,313
NET ASSETS:
Beginning of period.........................................              -    22,890,367   14,472,054
                                                             --------------  ------------  -----------
End of period+.............................................. $1,177,556,096  $197,647,592  $22,890,367
                                                             ==============  ============  ===========
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $       (3,787) $  1,077,625  $    86,109
                                                             ==============  ============  ===========

--------
*  Commencement of operations

See Notes to Financial Statements

       174                NOTES TO FINANCIAL STATEMENTS

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 32 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund                                       Large Cap Core Fund
Blue Chip Growth Fund                                       Large Capital Growth Fund
Broad Cap Value Income Fund (formerly Broad Cap Value Fund) Mid Cap Index Fund
Capital Conservation Fund                                   Mid Cap Strategic Growth Fund
Core Equity Fund                                            Money Market I Fund
Core Value Fund (formerly Income & Growth Fund)             Nasdaq-100(R) Index Fund
Foreign Value Fund                                          Science & Technology Fund
Global Equity Fund                                          Small Cap Aggressive Growth Fund
Global Strategy Fund                                        Small Cap Fund
Government Securities Fund                                  Small Cap Index Fund
Growth & Income Fund                                        Small Cap Special Values Fund
Health Sciences Fund                                        Small Cap Strategic Growth Fund
Inflation Protected Fund                                    Social Awareness Fund
International Equities Fund                                 Stock Index Fund
International Government Bond Fund                          VALIC Ultra Fund
International Growth I Fund                                 Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Effective December 5, 2005, the following Funds were added to VCI: Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund and VALIC Ultra Fund.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Fund Mergers and Substitution Transactions

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Large Cap Growth Fund, on January 27, 2006, the VC I VALIC Ultra Fund acquired all of the assets and liabilities of VC I Large Cap Growth Fund. The details of the reorganization which was consummated on May 26, 2006 are set forth below.

 All shares of the VC I Large Cap Growth Fund were exchanged, tax-free, for shares of VC I VALIC Ultra Fund. In conjunction with the reorganization, the VC I VALIC Ultra Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VCI VALIC Ultra Fund prior to merger.................. $  2,328,483
Net assets of the VCI Large Cap Growth Fund prior to merger............. $311,876,091
                                                                         ------------
Aggregate net assets of the VC I VALIC Ultra Fund following acquisition. $314,204,574
                                                                         ------------
Unrealized appreciation (depreciation) in the VC I Large Cap Growth Fund $ (1,590,970)

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Growth Fund, on August 26, 2004, the VC I Blue Chip Growth Fund acquired all of the assets and liabilities of the VC I Growth Fund. The details of the reorganization which was consummated on August 27, 2004 are set forth below.

 All shares of the VC I Growth Fund were exchanged, tax-free, for shares of VC I Blue Chip Growth Fund. In conjunction with the reorganization, the VC I Blue Chip Growth Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VC I Blue Chip Growth Fund prior to merger................ $40,399,584
Net assets of the VC I Growth Fund prior to merger.......................... $ 3,787,688
                                                                             -----------
Aggregate net assets of the VC I Blue Chip Growth Fund following acquisition $44,187,272
                                                                             -----------
Unrealized appreciation (depreciation) in the Growth Fund................... $   207,846

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           175


 As of May 26, 2006, VALIC purchased shares of certain Funds in exchange for securities and/or cash as part of a substitution transaction replacing several third party funds offered through its Separate Account divisions. The transaction resulted in cash received and fair market value of securities received as follows:

                                                       Fair Market
                                                        Value of
                                                       Securities
             Fund                        Cash Received  Received*
             --------------------------- ------------- ------------
             Broad Cap Value Income..... $    802,595  $ 23,980,080
             Capital Conservation.......      434,974    79,232,097
             Foreign Value..............  109,825,185   596,381,984
             Global Equity..............   53,267,247   360,562,936
             Global Strategy............   58,447,395   350,661,547
             Large Cap Core.............    6,048,815   167,997,958
             Large Capital Growth.......   57,507,182   547,665,267
             Mid Cap Strategic Growth...   15,989,983   337,124,090
             Small Cap Aggressive Growth      991,453    58,700,098
             Small Cap Special Values...   10,723,268   362,002,238
             Small Cap Strategic Growth.   12,511,054   180,475,909
             VALIC Ultra................   10,042,328   866,801,926

* The cost basis of securities received for both financial and federal income tax reporting purposes was equal to the fair market value of securities received on May 26, 2006, the purchase date.

Note 3 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

       176          NOTES TO FINANCIAL STATEMENTS - CONTINUED


B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended May 31, 2006 the following Fund had options written:

                                                                 Written Options
                                                    ------------------------------------------------
                                                     Health Sciences Fund  Science & Technology Fund
                                                    ---------------------  -------------------------
                                                    Number of   Premiums   Number of     Premiums
                                                    Contracts   Received   Contracts     Received
                                                    --------- -----------  ---------     --------
Options outstanding as of May 31, 2005.............    7,102  $ 2,849,745      --        $    --
Options written....................................   30,571   10,467,751     432         66,628
Options terminated in closing purchase transactions  (29,152)  (9,762,122)     --             --
Options exercised..................................     (373)    (276,865)     --             --
Options expired....................................      (59)     (24,062)     --             --
                                                     -------  -----------     ---        -------
Options outstanding as of May 31, 2006.............    8,089  $ 3,254,447     432        $66,628
                                                     -------  -----------     ---        -------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other illiquid securities with the Futures Commission Merchant ("the broker"). A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of May 31, 2006, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                       Percentage  Principal
                  Fund                 Ownership    Amount
                  -------------------------------------------
                  Growth & Income.....    3.39%   $ 5,941,000
                  Large Capital Growth   15.85%    27,744,000
                  Money Market I......    6.94%    12,143,000

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           177


 As of such date, the repurchase agreement in that joint account and the collateral therefor were as follows:

 UBS Warburg, LLC, dated May 31, 2006, bearing interest at a rate of 4.88% per annum, with a principal amount of $175,000,000, a repurchase price of $175,023,722, and maturity date of June 1, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   2.38%  1/15/25  $ 24,348,000 $ 25,593,510
U.S. Treasury Inflation Index Bonds   3.88%  4/15/29   100,000,000  152,427,623

D. Mortgage-Backed Dollar Rolls

 During the period ended May 31, 2006, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had no TBA Rolls outstanding at May 31, 2006.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

       178          NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note 4 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

   International Equities Fund         0.35% on the first $500 million;
                                       0.25% on the assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Index Fund*                 0.35% on the first $500 million;
   Small Cap Index Fund*               0.25% on $500 million to $3 billion
   Stock Index Fund*                   0.20% on $3 billion to $5 billion
                                       0.15% on assets over $5 billion
   -------------------------------------------------------------------------
   Blue Chip Growth Fund               0.80%
   -------------------------------------------------------------------------
   Core Equity Fund*                   0.80% on the first $250 million;
                                       0.75% on the next $250 million
                                       0.70% on $500 million to $1 billion
                                       0.65% on assets over $1 billion
   -------------------------------------------------------------------------
   Growth & Income Fund                0.75%
   -------------------------------------------------------------------------
   Science & Technology Fund*          0.90% on first $500 million
                                       0.85% on assets over $500 million
   -------------------------------------------------------------------------
   Small Cap Fund*                     0.90% on the first $250 million;
                                       0.85% on the next $250 million
                                       0.80% on $500 million to $1 billion
                                       0.75% on assets over $1 billion
   -------------------------------------------------------------------------
   Health Sciences Fund*               1.00% on first $500 million
                                       0.95% on assets over $500 million
   -------------------------------------------------------------------------
   Inflation Protected Fund            0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   International Growth I Fund*        0.95% on the first $250 million;
                                       0.90% on the next $250 million
                                       0.85% on $500 million to $1 billion
                                       0.80% on assets over $1 billion
   -------------------------------------------------------------------------
   Large Capital Growth Fund*          0.64% on the first $750 million;
                                       0.59% on assets over $750 million
   -------------------------------------------------------------------------
   Mid Cap Strategic Growth Fund       0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Asset Allocation Fund               0.50%
   Global Strategy Fund
   Social Awareness Fund
   -------------------------------------------------------------------------
   Capital Conservation Fund*          0.50% on the first $250 million;
   Government Securities Fund*         0.45% on the next $250 million
   International Government Bond Fund* 0.40% on $500 million to $1 billion
                                       0.35% on assets over $1 billion
   -------------------------------------------------------------------------
   Money Market I Fund*                0.40%
   Nasdaq-100(R) Index Fund
   -------------------------------------------------------------------------
   Core Value Fund*                    0.77% on the first $250 million;
                                       0.72% on the next $250 million
                                       0.67% on $500 million to $1 billion
                                       0.62% on assets over $1 billion
   -------------------------------------------------------------------------
   Value Fund*                         0.78% on the first $250 million;
                                       0.73% on the next $250 million
                                       0.68% on $500 million to $1 billion
                                       0.63% on assets over $1 billion
   -------------------------------------------------------------------------

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           179

      Broad Cap Value Income Fund      0.70% on the first $250 million
      Large Cap Core Fund              0.65% on the next $250 million
                                       0.60% on $500 million to $1 billion
                                       0.55% on assets over $1 billion
      --------------------------------------------------------------------
      Foreign Value Fund               0.73% on the first $250 million
                                       0.68% on the next $250 million
                                       0.63% on $500 million to $1 billion
                                       0.58% on assets over $1 billion
      --------------------------------------------------------------------
      Global Equity Fund               0.81% on the first $250 million
                                       0.76% on the next $250 million
                                       0.71% on $500 million to $1 billion
                                       0.66% on assets over $1 billion
      --------------------------------------------------------------------
      Small Cap Aggressive Growth Fund 0.85% on the first $250 million
      Small Cap Strategic Growth Fund  0.75% on assets over $250 million
      --------------------------------------------------------------------
      Small Cap Special Values Fund    0.75% on the first $500 million
                                       0.70% on assets over $500 million
      --------------------------------------------------------------------
      VALIC Ultra Fund                 0.89% on the first $250 million
                                       0.84% on the next $250 million
                                       0.79% on $500 million to $1 billion
                                       0.74% on assets over $1 billion
--------
*Prior to October 1, 2005, the management fees for the Mid Cap Index Fund,
 Small Cap Index Fund, and Stock Index Fund were 0.35% on the first $500 million and 0.25% on assets over $500 million; the Core Equity Fund was 0.80%; Science & Technology Fund and Small Cap Fund were 0.90%; Health Sciences Fund was 1.00%; International Growth I Fund was 0.95; Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market I Fund were 0.50%; Income & Growth Fund was 0.77%; and Value Fund was 0.78%. From October 1, 2005 through December 31, 2005, the management fee for the Large Capital Growth Fund was 0.75% on the first $250 million, 0.70% on the next $250 million and 0.65% on assets over $500 million. From January 1, 2006 through January 31, 2006, the management fee for the Large Capital Growth Fund was 0.69% on the first $250 million, 0.64% on the next $250 million and 0.59% on assets over $500 million.

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2006 or December 31, 2006. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                          Maximum Expense                                Maximum Expense
                         Limitation Through                             Limitation Through
Fund                     September 30, 2006 Fund                        December 31, 2006
------------------------------------------------------------------------------------------
Blue Chip Growth........        1.10%       Broad Cap Value Income.....        0.85%
Core Equity.............        0.85%       Foreign Value..............        1.00%
Core Value..............        0.83%       Global Equity..............        1.09%
Growth & Income.........        0.85%       Global Strategy............        0.80%
Inflation Protected.....        0.65%       Large Cap Core.............        0.85%
International Growth I..        1.01%       Small Cap Aggressive Growth        1.00%
Large Capital Growth*...        0.80%       Small Cap Special Values...        0.90%
Mid Cap Strategic Growth        0.85%       Small Cap Strategic Growth.        1.00%
Money Market I*.........        0.55%       VALIC Ultra................        0.95%
Small Cap...............        0.95%
Value...................        1.30%

--------
*Prior to October 1, 2005, the expense limitations for the Large Capital Growth and the Money Market I Fund were 0.85% and 0.56% respectively.

 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.

       180          NOTES TO FINANCIAL STATEMENTS - CONTINUED

     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Money Market I Fund, and a portion of the Large Capital Growth
        Fund.
     A I M Capital Management, Inc.*--sub-adviser for a portion of the Large
        Capital Growth Fund and a portion of the International Growth I Fund. American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--sub-adviser for the Core Value Fund, the VALIC Ultra Fund, a portion of the International Growth I Fund, and a portion of the Small Cap Fund.
     Barrow, Hanley, Mewhinney & Strauss, Inc.--sub-adviser for the Broad Cap
        Value Income Fund.
     Brazos Capital Management, LP--sub-adviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Credit Suisse Asset Management, LLC--sub-adviser for the Small Cap
        Aggressive Growth Fund.
     Evergreen Investment Management Company, LLC--sub-adviser for the Large
        Cap Core Fund, the Small Cap Strategic Growth Fund, and a portion of the Small Cap Special Values Fund.
     Franklin Advisers, Inc.--sub-adviser for a portion of the Global Strategy
        Fund.
     Franklin Portfolio Associates, LLC--sub-adviser for a portion of the Small
        Cap Fund.
     Massachusetts Financial Services Company ("MFS")--sub-adviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc. (d/b/a/ "Van
        Kampen")--sub-adviser for a portion of the Mid Cap Strategic Growth
        Fund.
     OppenheimerFunds, Inc.--sub-adviser for the Value Fund.
     Putnam Investment Management, LLC--sub-adviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.
     RCM Capital Management, LLC **--sub-adviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.
     Templeton Global Advisors, Ltd.--sub-adviser for the Foreign Value Fund. Templeton Investment Counsel, LLC--sub-adviser for a portion of the Global
        Strategy Fund.
     WM Advisors, Inc.--sub-adviser for a portion of the Core Equity Fund. Wellington Management Company, LLP--sub-adviser for a portion of the Core
        Equity Fund.
--------
* Effective June 20, 2005, AIM Capital Management, Inc. and Massachusetts Financial Services Company ("MFS") became sub-advisers for the International Growth I Fund, each managing a portion of the assets of the Fund. American Century Investment Management, Inc. continues to manage a portion of the assets of the International Growth I Fund.
** Effective September 19, 2005, RCM Capital Management, LLC ("RCM") became a sub-adviser for the Science & Technology Fund, managing a portion of the assets of the Fund. T. Rowe Price Associates, Inc. continues to manage a portion of the assets of the Science & Technology Fund.

 The sub-advisers are compensated for their services by VALIC.

 VC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended May 31, 2006, the Series accrued $9,385,487 for accounting and administrative services.

 VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2006, the Series accrued $102,328 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2006, VC I has deferred $15,501 of director compensation.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I and VC II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                            Retirement Plan Retirement Plan
                                                Expense        Payments
                            Retirement Plan --------------- ---------------
                            Liability as of      For the period ended
     Fund                    May 31, 2006            May 31, 2006
     ---------------------- --------------- -------------------------------
     Asset Allocation......    $ 48,206         $10,033         $  877
     Blue Chip Growth......       9,416           2,813             --
     Broad Cap Value Income         101             101             --
     Capital Conservation..      33,249          13,493            485
     Core Equity...........     206,374          29,796          2,577
     Core Value............      61,242          12,914             --

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           181

                                               Retirement Plan Retirement Plan
                                                   Expense        Payments
                               Retirement Plan --------------- ---------------
                               Liability as of      For the period ended
 Fund                           May 31, 2006            May 31, 2006
 ----------------------------- --------------- -------------------------------
 Foreign Value................   $      102       $    102         $    --
 Global Equity................          102            102              --
 Global Strategy..............          204            204              --
 Government Securities........       50,245          7,388             650
 Growth & Income..............       54,312          9,242             800
 Health Sciences..............       30,002          8,994              --
 Inflation Protected..........          825            652              --
 International Equities.......       56,988         29,886           2,965
 International Government Bond       41,517          8,116             726
 International Growth I.......      104,351         21,894              --
 Large Cap Core...............          101            101              --
 Large Capital Growth.........          885            564              --
 Mid Cap Index................      369,249        110,920          10,230
 Mid Cap Strategic Growth.....          913            591              --
 Money Market I...............      144,209         22,851           2,033
 Nasdaq-100(R) Index..........       18,931          5,052              --
 Science & Technology.........      328,379         66,574           5,770
 Small Cap Aggressive Growth..          101            101              --
 Small Cap....................      162,549         34,815              --
 Small Cap Index..............      110,215         43,203           4,055
 Small Cap Special Values.....          202            202              --
 Small Cap Strategic Growth...          102            102              --
 Social Awareness.............      101,280         21,885           1,917
 Stock Index..................    1,082,029        253,062          22,761
 VALIC Ultra..................      120,449          1,654              --
 Value........................        6,326          3,488              --

 At May 31, 2006, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------  ------ -----
              Asset Allocation.............  99.98%    --      *
              Blue Chip Growth.............  99.93%    --      *
              Broad Cap Value Income....... 100.00%    --     --
              Capital Conservation......... 100.00%    --     --
              Core Equity.................. 100.00%    --     --
              Core Value...................  99.96%    --      *
              Foreign Value................ 100.00%    --     --
              Global Equity................ 100.00%    --     --
              Global Strategy.............. 100.00%    --     --
              Government Securities........  90.55%  9.45%    --
              Growth & Income..............  93.79%  6.21%    --
              Health Sciences..............  99.97%    --      *
              Inflation Protected.......... 100.00%    --     --
              International Equities.......  99.09%     *      *
              International Government Bond 100.00%    --     --
              International Growth I....... 100.00%    --     --
              Large Cap Core............... 100.00%    --     --
              Large Capital Growth......... 100.00%    --     --
              Mid Cap Index................  98.63%    --      *
              Mid Cap Strategic Growth..... 100.00%    --     --
              Money Market I...............  79.11%     *  20.16%
              Nasdaq-100(R) Index..........  94.54%    --   5.41%
              Science & Technology.........  99.69%     *      *
              Small Cap Aggressive Growth.. 100.00%    --     --
              Small Cap.................... 100.00%    --     --
              Small Cap Index..............  99.23%    --      *
              Small Cap Special Values..... 100.00%    --     --

       182          NOTES TO FINANCIAL STATEMENTS - CONTINUED

                 Fund                        VALIC  AIGAIC AGL
                 -------------------------- ------  ------ ---
                 Small Cap Strategic Growth 100.00%   --   --
                 Social Awareness.......... 100.00%   --   --
                 Stock Index...............  95.51%    *    *
                 VALIC Ultra............... 100.00%   --   --
                 Value..................... 100.00%   --   --

--------
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                                     Change in
                                                                     Market Value                        Realized   Unrealized
Fund                     Security                            Income   at 5/31/05  Purchases    Sales    Gain/(Loss) Gain/(Loss)
------------------------ ---------------------------------- -------- ------------ ---------- ---------- ----------- -----------
Asset Allocation........ American International Group, Inc. $ 14,508 $ 1,402,638  $       -- $1,707,785 $  768,863  $ (463,716)
Asset Allocation........ Riviera Holdings Corp.
                         11.00% due 06/15/10                   7,700      76,825          --         --         --      (1,629)
Blue Chip Growth........ American International Group, Inc.    1,650     166,650          --    198,414    (48,796)     80,560
Capital Conservation.... Riviera Holdings Corp.
                         11.00% due 06/15/10                   5,500      54,875          --         --         --      (1,164)
Core Equity............. American International Group, Inc.   22,351   2,231,721          --  2,680,332   (186,269)    634,880
Global Strategy......... American International Group, Inc.       --          --      35,724     36,146        422          --
Large Cap Core.......... American International Group, Inc.       --          --      27,092     27,889        797          --
Small Cap............... Perini Corp.                             --     393,588          --    466,280     58,406      14,286
Small Cap............... Steinway Musical Instruments, Inc.       --     344,881          --     43,805     (6,999)     (5,399)
Small Cap Index......... Perini Corp.                             --      61,361     183,035     17,905     12,634     102,578
Small Cap Index......... Steinway Musical Instruments, Inc.       --     114,101      36,927      7,654      3,418      (9,162)
Small Cap Index......... 21st Century Insurance Group          4,122     184,935     164,369     17,151      1,583      17,229
Small Cap Index......... Riviera Holdings Corp.                   --          --     131,603      4,743     (1,258)      3,287
Small Cap Special Values IPC Holdings, Ltd.                       --          --      13,711     13,408       (303)         --
Social Awareness........ American International Group, Inc.   24,242   2,341,988          --  2,851,720    589,229     (79,497)
Stock Index............. American International Group, Inc.  769,135  58,905,220   2,350,661  2,448,108  2,058,983   3,526,524

                                                              Premium    Market Value
Fund                     Security                           Amortization at 05/31/06
------------------------ ---------------------------------- ------------ ------------
Asset Allocation........ American International Group, Inc.   $    --    $        --
Asset Allocation........ Riviera Holdings Corp.
                         11.00% due 06/15/10                   (1,258)        73,938
Blue Chip Growth........ American International Group, Inc.        --             --
Capital Conservation.... Riviera Holdings Corp.
                         11.00% due 06/15/10                     (898)        52,813
Core Equity............. American International Group, Inc.        --             --
Global Strategy......... American International Group, Inc.        --             --
Large Cap Core.......... American International Group, Inc.        --             --
Small Cap............... Perini Corp.                              --             --
Small Cap............... Steinway Musical Instruments, Inc.        --             --
Small Cap Index......... Perini Corp.                              --        341,703
Small Cap Index......... Steinway Musical Instruments, Inc.        --        137,630
Small Cap Index......... 21st Century Insurance Group              --        350,965
Small Cap Index......... Riviera Holdings Corp.                    --        128,889
Small Cap Special Values IPC Holdings, Ltd.                        --             --
Social Awareness........ American International Group, Inc.        --             --
Stock Index............. American International Group, Inc.        --     64,393,280

 During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

                                  International     Mid Cap
                                    Growth I    Strategic Growth Value Fund
                                  ------------- ---------------- ----------
     J.P. Morgan Securities, Inc.    $8,773           $--          $   --
     J.P. Morgan Securities, Ltd.     2,910            --              --
     Morgan Stanley & Co., Inc...        --            36              --
     Oppenheimer & Co., Inc......        --            --           1,170

 On May 12, 2005, the International Government Bond Fund purchased $6,900,000 par value of Government of Norway 5.50% due 5/15/09. The Fund has an investment restriction which prohibits it from investing in securities in countries not listed in the Fund's benchmark. On June 6, 2006, the entire position was sold to correct this error, resulting in a loss of $14,424, which will be reimbursed by AIGGIC, the subadviser to the Fund. As of May 31, 2006, $16,474 of unrealized depreciation for this security is included in the Statement of Assets and Liabilities.

 On December 5, 2005, the Global Strategy Fund purchased 540 shares of AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On January 27, 2006, the entire position was sold to correct this error, resulting in a gain of $422 to the Fund.

 On January 24, 2006, the Mid Cap Index Fund sold 432,800 shares of IVAX Corp common stock that the Fund did not own. The Fund has an investment restriction that prohibits securities being sold short. The short position was closed, resulting in a loss of $30,114 to the Fund, which was reimbursed by AIGGIC, the subadviser to the Fund.

 On September 20, 2002, December 20, 2002, and June 20, 2003, the Asset Allocation Fund purchased a total of 70 shares of AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On February 1, 2006, the entire position was sold to correct this error, resulting in a gain of $557 to the Fund.

 On August 29, 2001, August 30, 2001, September 5, 2001, and September 6, 2001, the Blue Chip Growth Fund purchased a total of 500 shares of AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On February 1, 2006, the entire position was sold to correct this error, resulting in a loss of $5,490 to the Fund, which was reimbursed by T. Rowe Price Associates, Inc., the subadviser to the Fund.

 On December 7, 2005, the Large Cap Core Fund purchased 409 shares AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On January 19, 2006, the entire position was sold to correct this error, resulting in a gain of $797 to the Fund.

 On December 7, 2005, the Small Cap Special Values Fund purchased 486 shares IPC Holdings Ltd. common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On January 19, 2006, the entire position was sold to correct this error, resulting in a loss of $303 to the Fund, which was reimbursed by Evergreen Investment Management Company LLC, the subadviser to the Fund.

 On December 1, 2005, the Value Fund purchased an additional 400 shares of UBS AG common stock, resulting in the Fund's total position in the security to exceed 5% of net assets. The Fund has an investment restriction which prohibits the Fund from owning more than 5% of net assets of a single 12(d)(3) issuer. On December 5, 2005, the Fund sold 400 shares of UBS AG common stock, reducing the Fund's position in the security to less than 5% of net assets. The sale resulted in a gain of $426 to the Fund.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           183


Note 5 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2006, were as follows:

                               Purchases of      Sales of
                                investment      investment
                                securities      securities
                              (excluding U.S. (excluding U.S. Purchases of U.S. Sales of U.S.
                                government      government       government      government
Fund                            securities)     securities)      securities      securities
----------------------------- --------------- --------------- ----------------- -------------
Asset Allocation............. $  188,511,642  $  216,134,246    $ 30,294,193    $ 42,623,343
Blue Chip Growth.............     30,223,306      17,109,931              --              --
Broad Cap Value Income.......     18,693,688      12,707,795              --              --
Capital Conservation.........    144,469,078     109,571,218      77,659,173      67,529,509
Core Equity..................    197,080,758     291,826,687              --              --
Core Value...................    251,578,842     265,754,152              --              --
Foreign Value................      2,468,049         296,719              --              --
Global Equity................     43,386,092       2,268,965              --              --
Global Strategy..............      7,682,987         561,695         423,287              --
Government Securities........      5,573,747       7,516,421     116,964,840     124,215,548
Growth & Income..............    227,544,003     260,973,242              --              --
Health Sciences..............    102,788,633      94,532,991              --              --
Inflation Protected..........      2,050,191         493,724       5,431,616       1,296,173
International Equities.......    791,019,735     627,150,461              --              --
International Government Bond    238,470,624     244,328,831      38,915,776      40,683,198
International Growth I.......    433,740,107     404,320,780              --              --
Large Cap Core...............      4,940,197         458,998              --              --
Large Capital Growth.........    210,093,680     317,831,258              --              --
Mid Cap Index................    657,397,552     400,705,102              --              --
Mid Cap Strategic Growth.....    169,648,384     186,962,992              --              --
Nasdaq-100(R) Index..........     11,916,890      19,078,544              --              --
Science & Technology.........  1,303,764,408   1,554,478,226              --              --
Small Cap Aggressive Growth..      5,650,595       3,437,745              --              --
Small Cap....................    521,790,581     575,298,495              --              --
Small Cap Index..............    384,932,689     187,368,320              --              --
Small Cap Special Values.....     85,381,222      98,077,353              --              --
Small Cap Strategic Growth...     89,977,566     102,891,964              --              --
Social Awareness.............    518,571,047     568,018,491              --              --
Stock Index..................    321,373,351     314,302,919              --              --
VALIC Ultra..................    234,421,338      75,474,487              --              --
Value........................    252,909,794      93,088,981              --              --

Note 6 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, principal paydown adjustments, investments in passive foreign investment companies, and derivative transactions.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2006.

                              Identified Cost    Gross        Gross     Net Unrealized
                              of Investments   Unrealized   Unrealized   Appreciation
Fund                               Owned      Appreciation Depreciation (Depreciation)
----------------------------- --------------- ------------ ------------ --------------
Asset Allocation.............  $162,799,873   $  4,940,625 $ 4,557,293   $    383,332
Blue Chip Growth.............    64,503,437      9,408,576   2,446,633      6,961,943
Broad Cap Value Income.......    27,828,696        158,464     136,162         22,302
Capital Conservation.........   232,289,487        331,081   3,569,821     (3,238,740)
Core Equity..................   422,403,440     69,153,919  27,019,350     42,134,569
Core Value...................   222,483,921     14,834,217  10,751,087      4,083,130
Foreign Value................   704,005,690      1,933,380   6,302,317     (4,368,937)
Global Equity................   449,373,581      1,226,224   5,397,282     (4,171,058)
Global Strategy..............   414,848,778      1,701,322   2,912,294     (1,210,972)
Government Securities........   136,871,236         30,430   3,709,590     (3,679,160)
Growth & Income..............   148,189,627      7,756,815   5,218,125      2,538,690
Health Sciences..............   174,471,945     28,133,141  18,313,144      9,809,587
Inflation Protected..........    16,798,254             --     880,596       (880,596)
International Equities.......   893,613,020    129,010,497  14,346,829    114,663,668
International Government Bond   136,829,590      3,424,959   3,566,872       (141,913)
International Growth I.......   500,079,488     86,184,491   6,910,699     79,273,792
Large Cap Core...............   179,161,165        536,578   1,769,269     (1,232,691)
Large Capital Growth.........   613,753,660      3,977,076   4,598,919       (621,843)

       184          NOTES TO FINANCIAL STATEMENTS - CONTINUED

                            Identified Cost     Gross         Gross     Net Unrealized
                            of Investments    Unrealized    Unrealized   Appreciation
Fund                             Owned       Appreciation  Depreciation (Depreciation)
--------------------------- --------------- -------------- ------------ --------------
Mid Cap Index.............. $2,409,138,152  $  571,291,877 $167,134,151 $  404,157,726
Mid Cap Strategic Growth...    342,671,092       3,625,487    2,966,097        659,390
Money Market I.............    440,046,885              --           --             --
Nasdaq-100(R) Index........     80,494,323      19,333,122    7,536,941     11,796,181
Science & Technology.......  1,158,839,724      48,628,139   89,736,788    (41,108,649)
Small Cap Aggressive Growth     61,907,229         382,704      973,698       (590,994)
Small Cap..................    703,886,073     114,622,749   31,033,713     83,589,036
Small Cap Index............  1,086,167,578     209,039,314   66,214,074    142,825,240
Small Cap Special Values...    379,410,552       1,629,852    6,959,242     (5,329,390)
Small Cap Strategic Growth.    194,151,469       1,379,609    1,394,734        (15,125)
Social Awareness...........    386,175,223      27,053,566   16,447,580     10,605,986
Stock Index................  3,366,365,996   1,865,315,843  343,948,679  1,521,367,164
VALIC Ultra................  1,207,073,790       3,704,406   17,980,948    (14,276,542)
Value......................    191,971,817       9,962,481    5,790,072      4,172,409

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2005.

 The tax basis distributable earnings at May 31, 2006 and the tax character of distributions paid during the year ended May 31, 2006 were as follows:

                                       Distributable Earnings               Tax Distributions
                            -------------------------------------------  -----------------------
                                        Long-term Gains/
                                          Capital Loss     Unrealized                 Long-Term
                             Ordinary    Carryover And    Appreciation    Ordinary     Capital
Fund                          Income      Other Losses   (Depreciation)    Income       Gains
--------------------------- ----------- ---------------- --------------  ----------- -----------
Asset Allocation........... $ 6,476,557 $    17,972,391  $     (121,162) $ 3,454,371 $ 9,083,246
Blue Chip Growth...........     164,717      (3,975,768)      6,962,437       73,692          --
Broad Cap Value Income.....      30,433        (135,431)         21,432        4,357          --
Capital Conservation.......   3,178,375      (2,009,010)     (3,238,740)   2,040,002          --
Core Equity................   3,049,676    (176,962,838)     42,134,569    2,570,001          --
Core Value.................   1,900,002      (2,085,201)      4,083,130    2,100,003          --
Foreign Value..............     276,876              --      (4,368,666)         792          --
Global Equity..............     378,548              --      (4,146,976)       1,903          --
Global Strategy............     244,433              --      (1,190,348)       4,532          --
Government Securities......   2,583,720      (3,355,222)     (3,679,160)   2,390,001          --
Growth & Income............     952,162      (9,908,923)      2,538,690      770,002          --
Health Sciences............   5,612,768      16,103,034       9,742,142    1,665,685   5,691,828
Inflation Protected........     201,334         (32,446)       (880,596)     493,966          --
International Equities.....  45,520,828      23,959,731     113,397,089    3,900,003          --
International Govt Bond*...          --         (43,964)        (83,541)   5,979,423   8,107,944
International Growth I.....   9,266,849    (126,817,871)     79,323,531    2,170,003          --
Large Cap Core.............      73,674          (5,571)     (1,232,672)       2,527          --
Large Capital Growth.......      40,551      (6,563,674)       (687,010)      18,952          --
Mid Cap Index..............  23,249,258     161,536,454     404,157,726   17,342,729  73,934,189
Mid Cap Strategic Growth...      80,556      (2,653,273)        659,390           --          --
Money Market I.............     148,195              --              --   14,525,272          --
Nasdaq-100(R) Index........      64,720      (6,377,540)     11,796,181       23,364          --
Science & Technology.......          --  (1,575,417,853)    (41,190,001)          --          --
Small Cap Aggressive Growth      52,480              --        (590,994)          --          --
Small Cap..................   9,571,663      33,573,371      83,589,036           --          --
Small Cap Index............  12,199,024      45,493,451     142,825,240   14,482,374  16,513,802
Small Cap Special Values...     378,156             578      (5,329,390)       5,764          --
Small Cap Strategic Growth.          --      (2,130,449)        (15,125)          --          --
Social Awareness...........   2,907,560      17,525,871      10,605,986    2,350,003          --
Stock Index................  42,619,497     162,005,784   1,521,367,164   35,344,318  95,042,471
VALIC Ultra................     127,665    (296,250,552)    (14,286,825)          --          --
Value......................   4,678,577         863,302       4,172,409    1,926,851     371,888

--------
*The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2005.

 The tax character of distributions paid during the year ended May 31, 2005 were as follows:

                                          Tax Distributions
                                        ---------------------
                                                   Long-Term
                                         Ordinary   Capital
                  Fund                    Income     Gains
                  --------------------- ---------- ----------
                  Asset Allocation..... $7,039,090 $4,453,768
                  Blue Chip Growth.....    168,526         --
                  Capital Conservation.  3,546,130    283,389
                  Core Equity..........  7,470,010         --
                  Core Value...........  4,790,006         --
                  Government Securities  4,345,003         --

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           185

                                              Tax Distributions
                                           -----------------------
                                                        Long-Term
                                            Ordinary     Capital
             Fund                            Income       Gains
             ----------------------------- ----------- -----------
             Growth & Income.............. $ 2,470,001 $        --
             Health Sciences..............          --   7,252,739
             Inflation Protected..........     111,350          --
             International Equities.......   7,045,012          --
             International Government Bond  11,685,663   9,372,453
             International Growth I.......   3,815,009          --
             Large Capital Growth.........       1,070          --
             Mid Cap Index................  22,834,216  24,865,081
             Mid Cap Strategic Growth.....       1,555          --
             Money Market I...............   6,209,139          --
             Nasdaq-100(R) Index..........     636,617          --
             Science & Technology.........          --          --
             Small Cap....................          --          --
             Small Cap Index..............   5,465,009          --
             Social Awareness.............   5,645,004          --
             Stock Index..................  76,332,202  60,013,765
             Value........................      22,649     491,833

 As of May 31, 2006, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                                         Capital Loss Carryforward
                           -------------------------------------------------------------------------------------
Fund                           2008         2009         2010         2011        2012        2013       2014
-------------------------- ------------ ------------ ------------ ------------ ----------- ---------- ----------
Blue Chip Growth*......... $         -- $  1,694,163 $    957,898 $    952,237 $   371,470 $       -- $       --
Broad Cap Value Income....           --           --           --           --          --         --    135,431
Capital Conservation......           --           --           --           --          --     50,164    374,523
Core Equity...............           --           --   64,763,380   78,196,502  32,639,490         --         --
Core Value................           --           --           --    1,842,664     242,537         --         --
Government Securities.....           --           --           --           --     858,141  1,300,788         --
Growth & Income...........           --           --           --    9,908,923          --         --         --
Inflation Protected.......           --           --           --           --          --         --     17,841
International Growth I....           --           --   36,201,111   90,616,760          --         --         --
Large Cap Core............           --           --           --           --          --         --      5,571
Large Capital Growth......           --           --           --           --          --    370,861    104,117
Mid Cap Strategic Growth..           --           --           --           --          --    215,498         --
Nasdaq-100(R) Index.......           --           --      140,090    3,340,356     637,691  2,259,403         --
Science & Technology......           --  998,868,616  404,504,281  171,964,888          --         --         --
Small Cap Strategic Growth           --           --           --           --          --         --  2,130,449
VALIC Ultra**.............  114,078,854   77,415,024  102,053,141    1,573,371          --         --  1,130,162

--------
*The capital loss carryforward includes $2,806,971 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code.
**The capital loss carryforward includes $295,120,390 of capital losses from the acquisition of VC I Large Cap Growth Fund on May 26, 2006.

 The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                              Capital Loss
                                              Carryforward
                     Fund                       Utilized
                     ------------------------ ------------
                     Blue Chip Growth........ $  1,153,410
                     Core Equity.............   10,515,996
                     Core Value..............   20,446,500
                     Government Securities...      391,920
                     Growth & Income.........   18,177,327
                     International Equities..    5,735,195
                     International Growth I..   41,872,151
                     Mid Cap Strategic Growth       87,997
                     Nasdaq-100(R) Index.....    1,541,561
                     Science & Technology....  126,854,556
                     Small Cap...............   29,318,562
                     Social Awareness........   26,506,681

       186          NOTES TO FINANCIAL STATEMENTS - CONTINUED


 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2006, the Funds elected to defer capital losses as follows:

                               Deferred Post-October Deferred Post-October
      Fund                         Capital Loss          Currency Loss
      ------------------------ --------------------- ---------------------
      Capital Conservation....      $1,584,322              $    --
      Core Equity.............       1,363,466                   --
      Government Securities...       1,196,293                   --
      Inflation Protected.....          14,605                   --
      Large Capital Growth....       6,088,696                   --
      Mid Cap Strategic Growth       2,437,775                   --
      Science & Technology....              --               80,068

 For the period ended May 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

                                  Accumulated    Accumulated
                                 Undistributed  Undistributed
                                 Net Investment Net Realized    Capital
     Fund                        Income (Loss)   Gain (Loss)    Paid-in
     --------------------------- -------------- ------------- -----------
     Asset Allocation...........   $   77,360    $   (77,360) $        --
     Blue Chip Growth...........       (2,752)         2,752           --
     Broad Cap Value Income.....           --             --           --
     Capital Conservation.......      104,025       (104,025)          --
     Core Equity................           35            (35)          --
     Core Value.................           --             --           --
     Foreign Value..............       (9,102)         9,111           (9)
     Global Equity..............      (11,248)        11,248           --
     Global Strategy............       17,890        (17,890)          --
     Government Securities......       63,103        (63,103)          --
     Growth & Income............           --             --           --
     Health Sciences............    1,287,008     (1,287,008)          --
     Inflation Protected........           --             --           --
     International Equities.....    1,308,460     (1,308,460)          --
     International Govt Bond....      209,020       (209,020)          --
     International Growth I.....      353,902       (353,902)          --
     Large Cap Core.............         (126)           126           --
     Large Capital Growth.......          (90)            90           --
     Mid Cap Index..............           --             --           --
     Mid Cap Strategic Growth...           --             --           --
     Money Market I.............           --             --           --
     Nasdaq-100(R) Index........           --             --           --
     Science & Technology.......    4,395,340         79,855   (4,475,195)
     Small Cap Aggressive Growth       12,802        (12,802)          --
     Small Cap..................      141,775       (141,775)          --
     Small Cap Index............           --             --           --
     Small Cap Special Values...           32             --          (32)
     Small Cap Strategic Growth.       11,307             --      (11,307)
     Social Awareness...........           --             --           --
     Stock Index................           --             --           --
     VALIC Ultra................       (1,458)         1,458           --
     Value......................           --             --           --

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           187


Note 7 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                           Asset Allocation
                        -----------------------------------------------------
                           For the period ended        For the year ended
                               May 31, 2006               May 31, 2005
                        -------------------------  --------------------------
                          Shares        Amount        Shares        Amount
                        ----------  -------------  -----------  -------------
Shares sold............  1,344,151  $  16,607,630    2,508,057  $  30,754,292
Reinvested dividends...  1,044,597     12,537,617      926,092     11,492,858
Shares redeemed........ (3,979,057)   (49,149,135)  (4,046,850)   (49,707,551)
                        ----------  -------------  -----------  -------------
Net increase (decrease) (1,590,309) $ (20,003,888)    (612,701) $(7,460,401.0)
                        ==========  =============  ===========  =============

                          Broad Cap Value Income
                        -------------------------
                        For the period December 5,
                          2005* to May 31, 2006
                        -------------------------
                          Shares        Amount
                        ----------  -------------
Shares sold............  2,663,828  $  27,294,008
Reinvested dividends...        436          4,357
Shares redeemed........     (1,116)       (11,391)
                        ----------  -------------
Net increase (decrease)  2,663,148  $  27,286,974
                        ==========  =============

                                             Core Equity
                        -----------------------------------------------------
                           For the period ended        For the year ended
                               May 31, 2006               May 31, 2005
                        -------------------------  --------------------------
                          Shares        Amount        Shares        Amount
                        ----------  -------------  -----------  -------------
Shares sold............  2,224,421  $  28,603,134    2,912,042  $  34,878,334
Reinvested dividends...    202,068      2,570,001      615,040      7,470,010
Shares redeemed........ (9,981,692)  (128,137,131) (10,957,557)  (131,746,263)
                        ----------  -------------  -----------  -------------
Net increase (decrease) (7,555,203) $ (96,963,996)  (7,430,475) $ (89,397,919)
                        ==========  =============  ===========  =============

                              Foreign Value
                        -------------------------
                        For the period December 5,
                          2005* to May 31, 2006
                        -------------------------
                          Shares        Amount
                        ----------  -------------
Shares sold............ 65,498,745  $ 708,757,533
Reinvested dividends...         78            792
Shares redeemed........    (24,989)      (268,883)
                        ----------  -------------
Net increase (decrease) 65,473,834  $ 708,489,442
                        ==========  =============

                             Global Strategy
                        -------------------------
                        For the period December 5,
                          2005* to May 31, 2006
                        -------------------------
                          Shares        Amount
                        ----------  -------------
Shares sold............ 37,846,030  $ 414,298,237
Reinvested dividends...        448          4,532
Shares redeemed........     (3,415)       (37,264)
                        ----------  -------------
Net increase (decrease) 37,843,063  $ 414,265,505
                        ==========  =============

                                           Growth & Income
                        -----------------------------------------------------
                           For the period ended        For the year ended
                               May 31, 2006               May 31, 2005
                        -------------------------  --------------------------
                          Shares        Amount        Shares        Amount
                        ----------  -------------  -----------  -------------
Shares sold............    788,344  $  11,341,333    1,105,748  $  14,799,432
Reinvested dividends...     54,279        770,002      178,683      2,470,001
Shares redeemed........ (3,086,302)   (44,352,783)  (3,144,962)   (42,414,521)
                        ----------  -------------  -----------  -------------
Net increase (decrease) (2,243,679) $ (32,241,448)  (1,860,531) $ (25,145,088)
                        ==========  =============  ===========  =============

                                         Blue Chip Growth
                        --------------------------------------------------
                          For the period ended        For the year ended
                              May 31, 2006               May 31, 2005
                        ------------------------   ------------------------
                          Shares        Amount       Shares       Amount
                        ----------   ------------  ----------  ------------
Shares sold............  3,274,923   $ 29,216,816   1,728,959  $ 13,680,168
Reinvested dividends...      8,116         73,692      19,920       168,526
Shares redeemed........ (1,805,317)   (15,926,763) (1,511,507)  (12,194,253)
                        ----------   ------------  ----------  ------------
Net increase (decrease)  1,477,722   $ 13,363,745     731,046  $  5,442,129
                        ==========   ============  ==========  ============

                                       Capital Conservation
                        --------------------------------------------------
                          For the period ended        For the year ended
                              May 31, 2006               May 31, 2005
                        ------------------------   ------------------------
                          Shares        Amount       Shares       Amount
                        ----------   ------------  ----------  ------------
Shares sold............ 16,092,156   $152,883,020   2,608,800  $ 25,227,318
Reinvested dividends...    214,558      2,040,002     395,276     3,829,519
Shares redeemed........ (3,103,663)   (29,677,641) (2,174,055)  (21,110,759)
                        ----------   ------------  ----------  ------------
Net increase (decrease) 13,203,051   $125,245,381     830,021  $  7,946,078
                        ==========   ============  ==========  ============

                                            Core Value
                        --------------------------------------------------
                          For the period ended        For the year ended
                              May 31, 2006               May 31, 2005
                        ------------------------   ------------------------
                          Shares        Amount       Shares       Amount
                        ----------   ------------  ----------  ------------
Shares sold............  3,635,811   $ 37,762,879   3,287,468  $ 31,366,071
Reinvested dividends...    205,890      2,100,003     500,754     4,790,006
Shares redeemed........ (5,080,087)   (52,347,353) (5,687,332)  (54,518,399)
                        ----------   ------------  ----------  ------------
Net increase (decrease) (1,238,386)  $(12,484,471) (1,899,110) $(18,362,322)
                        ==========   ============  ==========  ============

                              Global Equity
                        ------------------------
                        For the period December 5,
                          2005* to May 31, 2006
                        ------------------------
                          Shares        Amount
                        ----------   ------------
Shares sold............ 38,408,919   $416,262,165
Reinvested dividends...        188          1,903
Shares redeemed........    (20,473)      (220,772)
                        ----------   ------------
Net increase (decrease) 38,388,634   $416,043,296
                        ==========   ============

                                       Government Securities
                        --------------------------------------------------
                          For the period ended        For the year ended
                              May 31, 2006               May 31, 2005
                        ------------------------   ------------------------
                          Shares        Amount       Shares       Amount
                        ----------   ------------  ----------  ------------
Shares sold............  1,543,816   $ 15,447,454   1,665,058  $ 16,735,032
Reinvested dividends...    239,022      2,390,001     432,605     4,345,003
Shares redeemed........ (3,369,084)   (33,666,127) (3,640,324)  (36,546,115)
                        ----------   ------------  ----------  ------------
Net increase (decrease) (1,586,246)  $(15,828,672) (1,542,661) $(15,466,080)
                        ==========   ============  ==========  ============

                                          Health Sciences
                        --------------------------------------------------
                          For the period ended        For the year ended
                              May 31, 2006               May 31, 2005
                        ------------------------   ------------------------
                          Shares        Amount       Shares       Amount
                        ----------   ------------  ----------  ------------
Shares sold............  3,812,542   $ 41,688,424   3,939,992  $ 37,966,004
Reinvested dividends...    678,112      7,357,513     730,387     7,252,739
Shares redeemed........ (3,320,837)   (35,605,724) (4,125,596)  (39,160,973)
                        ----------   ------------  ----------  ------------
Net increase (decrease)  1,169,817   $ 13,440,213     544,783  $  6,057,770
                        ==========   ============  ==========  ============

*Commencement of Operations
+See Note 2

       188          NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                           Inflation Protected
                        --------------------------------------------------------
                            For the period ended     For the period December 20,
                                May 31, 2006            2004* to May 31, 2005
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    1,096,043  $  10,888,448     1,082,851  $  10,871,299
Reinvested dividends...       50,260        493,966        11,039        111,350
Shares redeemed........     (547,368)    (5,385,013)      (24,867)      (251,421)
                        ------------  -------------  ------------  -------------
Net increase (decrease)      598,935  $   5,997,401     1,069,023  $  10,731,228
                        ============  =============  ============  =============

                                      International Government Bond
                        --------------------------------------------------------
                            For the period ended          For the year ended
                                May 31, 2006                 May 31, 2005
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    1,463,694  $  18,407,584     1,669,659  $  22,412,720
Reinvested dividends...    1,174,662     14,087,367     1,583,448     21,058,116
Shares redeemed........   (2,624,139)   (32,857,657)   (2,643,890)   (35,437,329)
                        ------------  -------------  ------------  -------------
Net increase (decrease)       14,217  $    (362,706)      609,217  $   8,033,507
                        ============  =============  ============  =============

                               Large Cap Core
                        ---------------------------
                         For the period December 5,
                           2005* to May 31, 2006
                        ---------------------------
                           Shares         Amount
                        ------------  -------------
Shares sold............   17,431,622  $ 177,209,168
Reinvested dividends...          253          2,527
Shares redeemed........         (875)        (8,843)
                        ------------  -------------
Net increase (decrease)   17,431,000  $ 177,202,852
                        ============  =============

                                              Mid Cap Index
                        --------------------------------------------------------
                            For the period ended          For the year ended
                                May 31, 2006                 May 31, 2005
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............   19,898,276  $ 464,894,296    15,298,835  $ 308,210,918
Reinvested dividends...    3,986,456     91,276,918     2,271,229     47,699,297
Shares redeemed........  (12,472,048)  (288,657,446)   (7,984,580)  (162,351,846)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   11,412,684  $ 267,513,768     9,585,484  $ 193,558,369
                        ============  =============  ============  =============

                                             Money Market I
                        --------------------------------------------------------
                            For the period ended          For the year ended
                                May 31, 2006                 May 31, 2005
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............  341,507,338  $ 341,507,338   343,187,113  $ 343,187,113
Reinvested dividends...   14,525,272     14,525,272     6,209,139      6,209,139
Shares redeemed........ (321,338,118)  (321,338,118) (395,169,180)  (395,169,180)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   34,694,492  $  34,694,492   (45,772,928) $ (45,772,928)
                        ============  =============  ============  =============

                                          Science & Technology
                        --------------------------------------------------------
                            For the period ended          For the year ended
                                May 31, 2006                 May 31, 2005
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    5,937,480  $  70,061,818     7,753,021  $  82,465,995
Reinvested dividends...           --             --            --             --
Shares redeemed........  (23,933,644)  (281,765,820)  (27,286,728)  (290,762,912)
                        ------------  -------------  ------------  -------------
Net increase (decrease)  (17,996,164) $(211,704,002)  (19,533,707) $(208,296,917)
                        ============  =============  ============  =============

                                        International Equities
                        -----------------------------------------------------
                           For the period ended         For the year ended
                               May 31, 2006                May 31, 2005
                        --------------------------  -------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------   ------------
Shares sold............  43,253,305  $ 381,102,337   40,404,226   $299,000,913
Reinvested dividends...     472,383      3,900,003      936,150      7,045,012
Shares redeemed........ (25,159,322)  (221,136,662)  (5,964,278)   (43,928,182)
                        -----------  -------------  -----------   ------------
Net increase (decrease)  18,566,366  $ 163,865,678   35,376,098   $262,117,743
                        ===========  =============  ===========   ============

                                        International Growth I
                        -----------------------------------------------------
                           For the period ended         For the year ended
                               May 31, 2006                May 31, 2005
                        --------------------------  -------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------   ------------
Shares sold............   9,778,084  $  95,384,987    4,288,009   $ 33,303,810
Reinvested dividends...     250,133      2,170,003      472,775      3,815,009
Shares redeemed........  (8,314,512)   (76,586,716) (10,419,550)   (81,501,043)
                        -----------  -------------  -----------   ------------
Net increase (decrease)   1,713,705  $  20,968,274   (5,658,766)  $(44,382,224)
                        ===========  =============  ===========   ============

                                         Large Capital Growth
                        -----------------------------------------------------
                           For the period ended     For the period December 20,
                               May 31, 2006           2004* to May 31, 2005
                        --------------------------  -------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------   ------------
Shares sold............  57,340,062  $ 605,933,122    1,000,000   $ 10,000,000
Reinvested dividends...       1,775         18,952          106          1,070
Shares redeemed........     (42,087)      (442,910)          --             --
                        -----------  -------------  -----------   ------------
Net increase (decrease)  57,299,750  $ 605,509,164    1,000,106   $ 10,001,070
                        ===========  =============  ===========   ============

                                       Mid Cap Strategic Growth
                        -----------------------------------------------------
                           For the period ended     For the period December 20,
                               May 31, 2006           2004* to May 31, 2005
                        --------------------------  -------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------   ------------
Shares sold............  29,698,297  $ 352,993,563    1,000,000   $ 10,000,000
Reinvested dividends...          --             --          154          1,555
Shares redeemed........     (38,068)      (449,837)          --             --
                        -----------  -------------  -----------   ------------
Net increase (decrease)  29,660,229  $ 352,543,726    1,000,154   $ 10,001,555
                        ===========  =============  ===========   ============

                                         Nasdaq-100(R) Index
                        -----------------------------------------------------
                           For the period ended         For the year ended
                               May 31, 2006                May 31, 2005
                        --------------------------  -------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------   ------------
Shares sold............   5,697,795  $  25,818,357    8,011,139   $ 33,257,917
Reinvested dividends...       5,046         23,364      142,755        636,617
Shares redeemed........  (7,993,505)   (36,161,802)  (9,678,790)   (40,173,631)
                        -----------  -------------  -----------   ------------
Net increase (decrease)  (2,290,664) $ (10,320,081)  (1,524,896)  $ (6,279,097)
                        ===========  =============  ===========   ============

                        Small Cap Aggressive Growth
                        --------------------------
                        For the period December 5,
                           2005* to May 31, 2006
                        --------------------------
                           Shares        Amount
                        -----------  -------------
Shares sold............   6,049,195  $  62,375,479
Reinvested dividends...          --             --
Shares redeemed........     (17,264)      (177,994)
                        -----------  -------------
Net increase (decrease)   6,031,931  $  62,197,485
                        ===========  =============

*  Commencement of Operations

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           189

                                                Small Cap
                         -------------------------------------------------------
                             For the period ended         For the year ended
                                 May 31, 2006                May 31, 2005
                         ---------------------------  --------------------------
                            Shares        Amount         Shares        Amount
                         -----------  --------------  -----------  -------------
Shares sold.............   4,398,213  $   54,186,968    4,033,054  $  41,904,735
Reinvested dividends....          --              --           --             --
Shares redeemed......... (11,143,359)   (136,809,358) (11,323,071)  (117,852,491)
                         -----------  --------------  -----------  -------------
Net increase (decrease).  (6,745,146) $  (82,622,390)  (7,290,017) $ (75,947,756)
                         ===========  ==============  ===========  =============

                           Small Cap Special Values
                         ---------------------------
                          For the period December 5,
                            2005* to May 31, 2006
                         ---------------------------
                            Shares        Amount
                         -----------  --------------
Shares sold.............  35,243,169  $  378,282,778
Reinvested dividends....         583           5,764
Shares redeemed.........      (4,447)        (47,147)
                         -----------  --------------
Net increase (decrease).  35,239,305  $  378,241,395
                         ===========  ==============

                                             Social Awareness
                         -------------------------------------------------------
                             For the period ended         For the year ended
                                 May 31, 2006                May 31, 2005
                         ---------------------------  --------------------------
                            Shares        Amount         Shares        Amount
                         -----------  --------------  -----------  -------------
Shares sold.............   2,026,719  $   41,060,394    2,991,468  $  55,587,902
Reinvested dividends....     117,887       2,350,003      295,947      5,645,004
Shares redeemed.........  (4,256,097)    (85,698,146)  (4,640,935)   (88,388,114)
                         -----------  --------------  -----------  -------------
Net increase (decrease).  (2,111,491) $  (42,287,749)  (1,353,520) $ (27,155,208)
                         ===========  ==============  ===========  =============

                                 VALIC Ultra
                         ---------------------------
                          For the period December 5,
                            2005* to May 31, 2006
                         ---------------------------
                            Shares        Amount
                         -----------  --------------
Shares sold.............  80,627,586  $  880,623,013
Shares issued in merger+  47,216,560     311,874,823
Reinvested dividends....          --              --
Shares redeemed.........    (101,669)       (944,281)
                         -----------  --------------
Net increase (decrease). 127,742,477  $1,191,553,555
                         ===========  ==============

                                             Small Cap Index
                         ------------------------------------------------------
                            For the period ended         For the year ended
                                May 31, 2006                May 31, 2005
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  19,117,301  $ 317,466,568   14,631,585  $ 214,641,332
Reinvested dividends....   1,910,553     30,996,176      361,706      5,465,009
Shares redeemed.........  (9,276,679)  (156,596,233)  (4,110,375)   (60,965,612)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  11,751,175  $ 191,866,511   10,882,916  $ 159,140,729
                         ===========  =============  ===========  =============

                         Small Cap Strategic Growth
                         --------------------------
                         For the period December 5,
                            2005* to May 31, 2006
                         --------------------------
                            Shares        Amount
                         -----------  -------------
Shares sold.............  18,730,327  $ 195,603,997
Reinvested dividends....          --             --
Shares redeemed.........     (10,633)      (110,053)
                         -----------  -------------
Net increase (decrease).  18,719,694  $ 195,493,944
                         ===========  =============

                                               Stock Index
                         ------------------------------------------------------
                            For the period ended         For the year ended
                                May 31, 2006                May 31, 2005
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  15,494,958  $ 518,896,342   12,944,520  $ 408,130,934
Reinvested dividends....   3,903,679    130,386,789    4,219,795    136,345,967
Shares redeemed......... (18,316,796)  (614,142,141) (15,783,770)  (496,862,720)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   1,081,841  $  35,140,990    1,380,545  $  47,614,181
                         ===========  =============  ===========  =============

                                                  Value
                         ------------------------------------------------------
                            For the period ended         For the year ended
                                May 31, 2006                May 31, 2005
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  16,112,468  $ 190,465,791      858,877  $   9,363,642
Shares issued in merger+          --             --           --             --
Reinvested dividends....     194,208      2,298,739       46,308        514,482
Shares redeemed.........  (2,145,983)   (25,526,225)    (300,217)    (3,235,904)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  14,160,693  $ 167,238,305      604,968  $   6,642,220
                         ===========  =============  ===========  =============

--------
*Commencement of operations.
+See Note 2.

Note 8 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended May 31, 2006, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                    Fund                 Expense Reductions
                    -------------------- ------------------
                    Blue Chip Growth....      $    815
                    Core Equity.........        35,533
                    Health Sciences.....        14,735
                    Science & Technology       242,382

Note 9 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 34.57%,61.19%, and 22.48%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund and

       190          NOTES TO FINANCIAL STATEMENTS - CONTINUED

the Foreign Value Fund. The International Equities Fund had 20.08% and 27.17% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 15.51% and 19.97% of its net assets invested in equity securities domiciled in France and Japan. The Foreign Value had 21.03% of its net assets invested in equity securities domiciled in the United Kingdom, respectively.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest in companies within relatively more concentrated industry sectors, the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

Note 10 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. For the period ended May 31, 2006, the following funds had borrowings:

                                                         Average   Weighted
                                      Days     Interest    Debt    Average
     Fund                          Outstanding Charges   Utilized  Interest
     ----------------------------- ----------- -------- ---------- --------
     Core Equity..................      1       $  142  $1,360,483   3.75%
     Core Value...................     41        3,515     626,290   4.30%
     International Government Bond      1          156   1,602,755   3.50%
     International Growth I.......      3          550   1,534,525   4.31%
     Science & Technology.........      1          165   1,066,656   5.56%
     Small Cap....................      9        1,990   1,458,537   3.47%

 As of May 31, 2006, none of the Funds had outstanding borrowings.

Note 11 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2006, none of the Funds participated in the program.

Note 12 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SunAmerica Asset Management Corp. ("SAAMCo"), AIG Global Investment Corp. ("AIGGIC"), Brazos Capital Management, L.P. ("Brazos") and American General Distributors, Inc. ("AGDI") announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, SAAMCo, AIGGIC, Brazos and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

                            FINANCIAL HIGHLIGHTS                      191

                                                                         Asset Allocation Fund
                                               --------------------------------------------------------------------
                                                                           Year Ended May 31,
                                               --------------------------------------------------------------------
                                                    2006           2005           2004           2003           2002
                                               --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period........ $  12.28       $  12.12       $  11.21       $  11.35       $  12.71
                                               --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.33/(d)/      0.27/(d)/      0.17/(d)/      0.25/(d)/      0.33
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....     0.31           0.61           1.07          (0.12)         (1.03)
                                               --------------------------------------------------------------------
   Total income (loss) from investment
    operations................................     0.64           0.88           1.24           0.13          (0.70)
                                               --------------------------------------------------------------------
Distributions from:
   Net investment income......................    (0.16)         (0.27)         (0.19)         (0.26)         (0.33)
   Net realized gain on securities............    (0.75)         (0.45)         (0.14)         (0.01)         (0.33)
                                               --------------------------------------------------------------------
   Total distributions........................    (0.91)         (0.72)         (0.33)         (0.27)         (0.66)
                                               --------------------------------------------------------------------
Net asset value at end of period.............. $  12.01       $  12.28       $  12.12       $  11.21       $  11.35
                                               --------------------------------------------------------------------
TOTAL RETURN/(a)/.............................     5.36%/(h)/     7.31%         11.08%/(e)/     1.28%/(e)/    (5.57)%
                                               --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..     0.72%          0.65%          0.68%          0.72%          0.64%
Ratio of expenses to average net assets/(c)/..     0.72%          0.65%          0.68%          0.72%          0.64%
Ratio of expense reductions to
 average net assets...........................        -              -              -              -              -
Ratio of net investment income (loss) to
 average net assets/(b)/......................     2.67%          2.18%          1.47%          2.36%          2.71%
Ratio of net investment income (loss) to
 average net assets/(c)/......................     2.67%          2.18%          1.47%          2.36%             -
Portfolio turnover rate.......................      148%           107%/(g)/       79%/(g)/      112%/(g)/       74%/(g)/
Number of shares outstanding at end of
 period (000's)...............................   13,666         15,256         15,869         14,704         15,944
Net assets at end of period (000's)........... $164,117       $187,309       $192,301       $164,757       $180,925

                                                                    Blue Chip Growth Fund
                                               --------------------------------------------------------------
                                                                      Year Ended May 31,
                                               --------------------------------------------------------------
                                                   2006          2005         2004          2003        2002
                                               -------       -------      -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period........ $  8.32       $  7.89      $  6.79       $  7.26       $  8.57
                                               --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............    0.03/(d)/     0.04/(d)/   (0.00)/(d)/   (0.01)/(d)/   (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....    0.58          0.42         1.10         (0.46)        (1.29)
                                               --------------------------------------------------------------
   Total income (loss) from investment
    operations................................    0.61          0.46         1.10         (0.47)        (1.30)
                                               --------------------------------------------------------------
Distributions from:
   Net investment income......................   (0.01)        (0.03)           -             -         (0.01)
   Net realized gain on securities............       -             -            -             -             -
                                               --------------------------------------------------------------
   Total distributions........................   (0.01)        (0.03)           -             -         (0.01)
                                               --------------------------------------------------------------
Net asset value at end of period.............. $  8.92       $  8.32      $  7.89       $  6.79       $  7.26
                                               --------------------------------------------------------------
TOTAL RETURN/(a)/.............................    7.35%/(f)/    5.81%       16.20%        (6.47)%      (15.22)%
                                               --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..    1.01%         1.08%        1.07%         1.24%         1.15%
Ratio of expenses to average net assets/(c)/..    1.02%         1.10%        1.07%         1.24%         1.15%
Ratio of expense reductions to
 average net assets...........................    0.00%         0.01%        0.01%         0.03%         0.00%
Ratio of net investment income (loss) to
 average net assets/(b)/......................    0.35%         0.47%       (0.02)%       (0.19)%       (0.17)%
Ratio of net investment income (loss) to
 average net assets/(c)/......................    0.34%         0.45%       (0.02)%       (0.19)%           -
Portfolio turnover rate.......................      30%           42%          30%           44%           39%
Number of shares outstanding at end of
 period (000's)...............................   7,325         5,847        5,116         3,495         2,763
Net assets at end of period (000's)........... $65,366       $48,638      $40,369       $23,728       $20,063

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 4).
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                           2005 2004 2003 2002
                                           ---- ---- ---- ----
                   Asset Allocation Fund.. 104%  75% 112%  71%

/(h)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 4).

       192              FINANCIAL HIGHLIGHTS - CONTINUED


                                      Broad Cap Value
                                        Income Fund                            Capital Conservation Fund
                                     -----------------   ----------------------------------------------------------------
                                     December 5, 2005*                             Year Ended May 31,
                                            to           ----------------------------------------------------------------
                                       May 31, 2006          2006          2005           2004          2003          2002
                                     -----------------   --------      -------       -------        -------       -------

PER SHARE DATA
Net asset value at beginning of
 period.............................      $ 10.00        $   9.66      $  9.53       $ 10.04        $  9.38       $  9.34
                                     -----------------   ----------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....         0.05/(e)/       0.41/(e)/    0.37/(e)/     0.28/(e)/      0.36/(e)/     0.52
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............         0.18           (0.41)        0.19         (0.37)          0.68          0.04
                                     -----------------   ----------------------------------------------------------------
   Total income (loss) from
    investment operations...........         0.23               -         0.56         (0.09)          1.04          0.56
                                     -----------------   ----------------------------------------------------------------
Distributions from:
   Net investment income............        (0.02)          (0.21)       (0.38)        (0.31)         (0.38)        (0.52)
   Net realized gain on securities..            -               -        (0.05)        (0.11)             -             -
                                     -----------------   ----------------------------------------------------------------
   Total distributions..............        (0.02)          (0.21)       (0.43)        (0.42)         (0.38)        (0.52)
                                     -----------------   ----------------------------------------------------------------
Net asset value at end of period....      $ 10.21        $   9.45      $  9.66       $  9.53        $ 10.04       $  9.38
                                     -----------------   ----------------------------------------------------------------
TOTAL RETURN/(a)/...................         2.28%          (0.02)%       5.99%        (0.82)%/(f)/   11.31%         6.12%
                                     -----------------   ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............         0.85%/(b)/      0.70%        0.70%         0.68%          0.70%         0.65%
Ratio of expenses to
 average net assets/(d)/............         3.41%/(b)/      0.70%        0.70%         0.68%          0.70%         0.65%
Ratio of expense reductions to
 average net assets.................            -               -            -             -              -             -
Ratio of net investment income
 (loss) to average net assets/(c)/..         2.40%/(b)/      4.65%        3.83%         2.89%          3.77%         5.50%
Ratio of net investment income
 (loss) to average net assets/(d)/..        (0.16)%/(b)/     4.65%        3.83%         2.89%          3.77%            -
Portfolio turnover rate.............          194%            174%         205%/(g)/     182%/(g)/      233%/(g)/     138%/(g)/
Number of shares outstanding at
 end of period (000's)..............        2,663          22,200        8,997         8,167          8,954         7,440
Net assets at end of period (000's).      $27,203        $209,742      $86,903       $77,836        $89,866       $69,785

                                                              Core Equity Fund
                                     -----------------------------------------------------------------
                                                             Year Ended May 31,
                                     -----------------------------------------------------------------
                                         2006           2005          2004          2003         2002
                                     --------      ---------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of
 period............................. $  12.37       $  11.77      $  10.12      $  11.10      $  13.36
                                     -----------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....     0.13/(e)/      0.16/(e)/     0.10/(e)/     0.11/(e)/     0.07
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............     0.56           0.60          1.65         (0.98)        (2.26)
                                     -----------------------------------------------------------------
   Total income (loss) from
    investment operations...........     0.69           0.76          1.75         (0.87)        (2.19)
                                     -----------------------------------------------------------------
Distributions from:
   Net investment income............    (0.06)         (0.16)        (0.10)        (0.11)        (0.07)
   Net realized gain on securities..        -              -             -             -             -
                                     -----------------------------------------------------------------
   Total distributions..............    (0.06)         (0.16)        (0.10)        (0.11)        (0.07)
                                     -----------------------------------------------------------------
Net asset value at end of period.... $  13.00       $  12.37      $  11.77      $  10.12      $  11.10
                                     -----------------------------------------------------------------
TOTAL RETURN/(a)/...................     5.62%          6.48%        17.36%        (7.79)%      (16.43)%
                                     -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/............     0.85%          0.85%         0.85%         0.85%         0.84%
Ratio of expenses to
 average net assets/(d)/............     0.90%          0.93%         0.95%         0.97%         0.93%
Ratio of expense reductions to
 average net assets.................     0.01%          0.01%         0.01%         0.05%         0.00%
Ratio of net investment income
 (loss) to average net assets/(c)/..     1.03%         1.30%//        0.88%         1.08%         0.55%
Ratio of net investment income
 (loss) to average net assets/(d)/..     0.99%         1.22%//        0.79%         0.96%            -
Portfolio turnover rate.............       39%            31%           28%           25%           64%
Number of shares outstanding at
 end of period (000's)..............   36,132         43,687        51,118        55,358        61,675
Net assets at end of period (000's). $469,770       $540,620      $601,756      $560,038      $684,642

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                             2005 2004 2003 2002
                                             ---- ---- ---- ----
                 Capital Conservation Fund.. 198% 171% 218% 132%

                      FINANCIAL HIGHLIGHTS - CONTINUED                193



                                                                        Core Value Fund
                                               ----------------------------------------------------------------
                                                                       Year Ended May 31,
                                               ----------------------------------------------------------------
                                                   2006          2005          2004          2003         2002
                                               --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period........ $   9.87      $   9.07      $   7.73      $   8.51      $   9.61
                                               ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.17/(e)/     0.20/(e)/     0.13/(e)/     0.11/(e)/     0.08
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....     0.46          0.80          1.34         (0.79)        (1.10)
                                               ----------------------------------------------------------------
   Total income (loss) from investment
    operations................................     0.63          1.00          1.47         (0.68)        (1.02)
                                               ----------------------------------------------------------------
Distributions from:
   Net investment income......................    (0.09)        (0.20)        (0.13)        (0.10)        (0.08)
   Net realized gain on securities............        -             -             -             -             -
                                               ----------------------------------------------------------------
   Total distributions........................    (0.09)        (0.20)        (0.13)        (0.10)        (0.08)
                                               ----------------------------------------------------------------
Net asset value at end of period.............. $  10.41      $   9.87      $   9.07      $   7.73      $   8.51
                                               ----------------------------------------------------------------
TOTAL RETURN/(a)/.............................     6.44%        11.07%        19.16%        (7.87)%      (10.58)%
                                               ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..     0.83%         0.83%         0.83%         0.83%         0.83%
Ratio of expenses to average net assets/(d)/..     0.92%         0.91%         0.91%         0.93%         0.93%
Ratio of expense reductions to average net
 assets.......................................        -             -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(c)/......................     1.67%         2.05%         1.50%         1.47%         0.91%
Ratio of net investment income (loss) to
 average net assets/(d)/......................     1.58%         1.97%         1.43%         1.37%            -
Portfolio turnover rate.......................      109%           72%           71%           64%           65%
Number of shares outstanding at end of
 period (000's)...............................   22,207        23,445        25,344        26,008        27,664
Net assets at end of period (000's)........... $231,228      $231,351      $229,928      $200,919      $235,508

                                                                                        Global Strategy
                                               Foreign Value Fund  Global Equity Fund        Fund
                                               ------------------  ------------------  -----------------
                                               December 5, 2005*   December 5, 2005*   December 5, 2005*
                                                       to                  to                 to
                                                  May 31, 2006        May 31, 2006       May 31, 2006
                                               ------------------  ------------------  -----------------

PER SHARE DATA
Net asset value at beginning of period........      $  10.00            $  10.00           $  10.00
                                               ------------------  ------------------  -----------------
Income (loss) from investment operations:
   Net investment income (loss)...............          0.02/(e)/           0.06/(e)/          0.03
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....          0.74                0.69               0.90
                                               ------------------  ------------------  -----------------
   Total income (loss) from investment
    operations................................          0.76                0.75               0.93
                                               ------------------  ------------------  -----------------
Distributions from:
   Net investment income......................          0.00               (0.01)             (0.01)
   Net realized gain on securities............             -                   -                  -
                                               ------------------  ------------------  -----------------
   Total distributions........................          0.00               (0.01)             (0.01)
                                               ------------------  ------------------  -----------------
Net asset value at end of period..............      $  10.76            $  10.74           $  10.92
                                               ------------------  ------------------  -----------------
TOTAL RETURN/(a)/.............................          7.63%               7.48%              9.30%/(f)/
                                               ------------------  ------------------  -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..          0.84%/(b)/          0.98%/(b)/         0.72%/(b)/
Ratio of expenses to average net assets/(d)/..          1.65%/(b)/          2.16%/(b)/         1.57%/(b)/
Ratio of expense reductions to average net
 assets.......................................             -                   -                  -
Ratio of net investment income (loss) to
 average net assets/(c)/......................          5.06%/(b)/         10.48%/(b)/         3.80%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................          4.24%/(b)/          9.30%/(b)/         2.94%/(b)/
Portfolio turnover rate.......................             0%                  3%                 1%
Number of shares outstanding at end of
 period (000's)...............................        65,474              38,389             37,843
Net assets at end of period (000's)...........      $704,398            $412,275           $413,319

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 4).

       194              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                           Government Securities Fund
                                                    -------------------------------------------------------------------
                                                                               Year Ended May 31,
                                                    -------------------------------------------------------------------
                                                        2006           2005           2004           2003           2002
                                                    --------      --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period............. $  10.14      $   9.82       $  11.24       $  10.37       $  10.07
                                                    -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.37/(d)/     0.31/(d)/      0.27/(d)/      0.38/(d)/      0.51
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........    (0.46)         0.33          (0.65)          0.95           0.30
                                                    -------------------------------------------------------------------
   Total income (loss) from investment operations..    (0.09)         0.64          (0.38)          1.33           0.81
                                                    -------------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.19)        (0.32)         (0.29)         (0.39)         (0.51)
   Net realized gain on securities.................        -             -          (0.75)         (0.07)             -
                                                    -------------------------------------------------------------------
   Total distributions.............................    (0.19)        (0.32)         (1.04)         (0.46)         (0.51)
                                                    -------------------------------------------------------------------
Net asset value at end of period................... $   9.86      $  10.14       $   9.82       $  11.24       $  10.37
                                                    -------------------------------------------------------------------
TOTAL RETURN/(a)/..................................    (0.94)%        6.54%/(e)/    (3.40)%        12.99%          8.17%
                                                    -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.65%         0.66%          0.65%          0.66%          0.63%
Ratio of expenses to average net assets/(c)/.......     0.65%         0.66%          0.65%          0.66%          0.63%
Ratio of expense reductions to average net assets..        -             -              -              -              -
Ratio of net investment income (loss) to
 average net assets/(b)/...........................     3.68%         3.03%          2.59%          3.54%          4.89%
Ratio of net investment income (loss) to
 average net assets/(c)/...........................     3.68%         3.03%          2.59%          3.54%             -
Portfolio turnover rate............................       99%          216%/(f)/      169%/(f)/      209%/(f)/       91%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   11,775        13,361         14,904         17,836         12,993
Net assets at end of period (000's)................ $116,084      $135,549       $146,347       $200,412       $134,726

                                                                           Growth & Income Fund
                                                    ----------------------------------------------------------------
                                                                            Year Ended May 31,
                                                    ----------------------------------------------------------------
                                                        2006          2005          2004          2003         2002
                                                    --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period............. $  14.02      $  12.87      $  11.32      $  12.87      $  14.84
                                                    ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.15/(d)/     0.19/(d)/     0.07/(d)/     0.09/(d)/     0.08
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     0.60          1.15          1.55         (1.55)        (1.75)
                                                    ----------------------------------------------------------------
   Total income (loss) from investment operations..     0.75          1.34          1.62         (1.46)        (1.67)
                                                    ----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.07)        (0.19)        (0.07)        (0.09)        (0.09)
   Net realized gain on securities.................        -             -             -             -         (0.21)
                                                    ----------------------------------------------------------------
   Total distributions.............................    (0.07)        (0.19)        (0.07)        (0.09)        (0.30)
                                                    ----------------------------------------------------------------
Net asset value at end of period................... $  14.70      $  14.02      $  12.87      $  11.32      $  12.87
                                                    ----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     5.36%        10.47%        14.33%       (11.31)%      (11.36)%
                                                    ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of expenses to average net assets/(c)/.......     0.89%         0.90%         0.89%         0.91%         0.87%
Ratio of expense reductions to average net assets..        -             -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(b)/...........................     1.04%         1.41%         0.55%         0.82%         0.59%
Ratio of net investment income (loss) to
 average net assets/(c)/...........................     1.00%         1.35%         0.51%         0.76%            -
Portfolio turnover rate............................      148%           74%          168%           97%          110%
Number of shares outstanding at end of period
 (000's)...........................................    9,858        12,102        13,963        15,402        17,145
Net assets at end of period (000's)................ $144,880      $169,724      $179,737      $174,359      $220,745

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2005 2004 2003 2002
                                              ---- ---- ---- ----
                 Government Securities Fund.. 216% 169% 201%  89%

                      FINANCIAL HIGHLIGHTS - CONTINUED                195


                                                                  Health Sciences Fund
                                          ------------------------------------------------------------------
                                                                   Year Ended May 31,
                                          ------------------------------------------------------------------
                                               2006           2005           2004          2003        2002
                                          --------       --------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period... $   9.49       $  10.06       $   7.98       $  7.76       $  8.93
                                          ------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........    (0.08)/(e)/    (0.08)/(e)/    (0.07)/(e)/   (0.05)/(e)/   (0.04)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................     1.70          (0.02)          2.15          0.27         (1.13)
                                          ------------------------------------------------------------------
   Total income (loss) from investment
    operations...........................     1.62          (0.10)          2.08          0.22         (1.17)
                                          ------------------------------------------------------------------
Distributions from:
   Net investment income.................        -              -              -             -             -
   Net realized gain on securities.......    (0.47)         (0.47)             -             -             -
                                          ------------------------------------------------------------------
   Total distributions...................    (0.47)         (0.47)             -             -             -
                                          ------------------------------------------------------------------
Net asset value at end of period......... $  10.64       $   9.49       $  10.06       $  7.98       $  7.76
                                          ------------------------------------------------------------------
TOTAL RETURN/(a)/........................    16.94%         (1.23)%        26.07%         2.84%/(f)/  (13.10)%
                                          ------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................     1.16%          1.17%          1.15%         1.24%         1.22%
Ratio of expenses to average net
 assets/(d)/.............................     1.16%          1.17%          1.15%         1.24%         1.22%
Ratio of expense reductions to average
 net assets..............................     0.01%          0.01%          0.03%         0.03%         0.00%
Ratio of net investment income (loss)
 to average net assets/(c)/..............    (0.76)%        (0.80)%        (0.77)%       (0.75)%       (0.65)%
Ratio of net investment income (loss)
 to average net assets/(d)/..............    (0.76)%        (0.80)%        (0.77)%       (0.75)%           -
Portfolio turnover rate..................       54%            49%            41%           48%           70%
Number of shares outstanding at end of
 period (000's)..........................   17,026         15,856         15,312         9,732         7,029
Net assets at end of period (000's)...... $181,078       $150,541       $154,050       $77,673       $54,514

                                              Inflation Protected Fund
                                          --------------------------
                                           Year Ended   December 20, 2004*
                                            May 31,             to
                                              2006         May 31, 2005
                                          ----------    ------------------

PER SHARE DATA
Net asset value at beginning of period...  $ 10.17           $ 10.00
                                          --------------------------       -----------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..........     0.43/(e)/         0.20/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................    (0.68)             0.10
                                          --------------------------       -----------------------------------------
   Total income (loss) from investment
    operations...........................    (0.25)             0.30
                                          --------------------------       -----------------------------------------
Distributions from:
   Net investment income.................    (0.32)            (0.13)
   Net realized gain on securities.......     0.00                 -
                                          --------------------------       -----------------------------------------
   Total distributions...................    (0.32)            (0.13)
                                          --------------------------       -----------------------------------------
Net asset value at end of period.........  $  9.60           $ 10.17
                                          --------------------------       -----------------------------------------
TOTAL RETURN/(a)/........................    (2.44)%            3.00%
                                          --------------------------       -----------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/.............................     0.65%             0.65%/(b)/
Ratio of expenses to average net
 assets/(d)/.............................     1.02%             2.27%/(b)/
Ratio of expense reductions to average
 net assets..............................        -                 -
Ratio of net investment income (loss)
 to average net assets/(c)/..............     4.45%             4.67%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............     4.08%             3.05%/(b)/
Portfolio turnover rate..................       13%               39%
Number of shares outstanding at end of
 period (000's)..........................    1,668             1,069
Net assets at end of period (000's)......  $16,016           $10,873

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

       196              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                        International Equities Fund
                                                    -----------------------------------------------------------------
                                                                            Year Ended May 31,
                                                    -----------------------------------------------------------------
                                                        2006           2005          2004          2003         2002
                                                    --------      --------       --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period............. $   7.56      $   6.80       $   5.50      $   6.67      $   8.78
                                                    -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.19/(d)/     0.16/(d)/      0.12/(d)/     0.09/(d)/     0.09
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     2.09          0.73           1.29         (1.20)        (1.07)
                                                    -----------------------------------------------------------------
   Total income (loss) from investment operations..     2.28          0.89           1.41         (1.11)        (0.98)
                                                    -----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.05)        (0.13)         (0.11)        (0.06)        (0.16)
   Net realized gain on securities.................        -             -              -             -         (0.97)
                                                    -----------------------------------------------------------------
   Total distributions.............................    (0.05)        (0.13)         (0.11)        (0.06)        (1.13)
                                                    -----------------------------------------------------------------
Net asset value at end of period................... $   9.79      $   7.56       $   6.80      $   5.50      $   6.67
                                                    -----------------------------------------------------------------
TOTAL RETURN/(a)/..................................    30.32%        13.10%/(e)/    25.78%       (16.64)%      (10.66)%
                                                    -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.56%         0.67%          0.61%         0.68%         0.78%
Ratio of expenses to average net assets/(c)/.......     0.56%         0.67%          0.61%         0.68%         0.78%
Ratio of expense reductions to average net assets..        -             -              -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     2.19%         2.17%          1.96%         1.71%         1.16%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     2.19%         2.17%          1.96%         1.71%            -
Portfolio turnover rate............................       98%           68%            12%            0%           45%
Number of shares outstanding at end of period
 (000's)...........................................   83,906        65,340         29,964        16,491        15,226
Net assets at end of period (000's)................ $821,577      $493,945       $203,768      $ 90,680      $101,562

                                                                        International Government Bond Fund
                                                    --------------------------------------------------------------------
                                                                                Year Ended May 31,
                                                    --------------------------------------------------------------------
                                                         2006           2005           2004           2003           2002
                                                    --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period............. $  13.04       $  13.40       $  13.83       $  11.04       $  10.10
                                                    --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.48/(d)/      0.50/(d)/      0.55/(d)/      0.05/(d)/      0.54
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........    (0.17)          1.08          (0.25)          2.81           0.49
                                                    --------------------------------------------------------------------
   Total income (loss) from investment operations..     0.31           1.58           0.30           2.86           1.03
                                                    --------------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.28)         (0.76)         (0.52)             -              -
   Net realized gain on securities.................    (0.99)         (1.18)         (0.21)         (0.07)         (0.09)
                                                    --------------------------------------------------------------------
   Total distributions.............................    (1.27)         (1.94)         (0.73)         (0.07)         (0.09)
                                                    --------------------------------------------------------------------
Net asset value at end of period................... $  12.08       $  13.04       $  13.40       $  13.83       $  11.04
                                                    --------------------------------------------------------------------
TOTAL RETURN/(a)/..................................     2.65%/(f)/    12.30%          2.10%         25.96%         10.23%
                                                    --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.71%          0.69%          0.72%          0.77%          0.73%
Ratio of expenses to average net assets/(c)/.......     0.71%          0.69%          0.72%          0.77%          0.73%
Ratio of expense reductions to average net assets..        -              -              -              -              -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     3.81%          3.77%          3.95%          4.81%          5.71%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     3.81%          3.77%          3.95%          4.81%             -
Portfolio turnover rate............................      198%           136%/(g)/      119%/(g)/       70%/(g)/      110%/(g)/
Number of shares outstanding at end of period
 (000's)...........................................   11,377         11,362         10,753         11,386          9,242
Net assets at end of period (000's)................ $137,405       $148,171       $144,083       $157,478       $102,053

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                  2005 2004 2003 2002
                                                  ---- ---- ---- ----
             International Government Bond Fund.. 136% 119%  70% 110%

                      FINANCIAL HIGHLIGHTS - CONTINUED                197

                                                                                                       Large Cap Core
                                                      International Growth I Fund                           Fund
                                  -----------------------------------------------------------------   -----------------
                                                          Year Ended May 31,                          December 5, 2005*
                                  -----------------------------------------------------------------          to
                                      2006          2005           2004          2003         2002      May 31, 2006
                                  --------      --------      ---------      --------      --------   -----------------

PER SHARE DATA
Net asset value at beginning of
 period.......................... $   8.07      $   7.38       $   6.07      $   7.25      $   8.31       $  10.00
                                  -----------------------------------------------------------------   -----------------
Income (loss) from investment
 operations:
   Net investment income (loss)..     0.16/(e)/     0.08/(e)/      0.06/(e)/     0.08/(e)/     0.05           0.02/(e)/
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......     2.12          0.69           1.31         (1.15)        (1.09)          0.09
                                  -----------------------------------------------------------------   -----------------
   Total income (loss) from
    investment operations........     2.28          0.77           1.37         (1.07)        (1.04)          0.11
                                  -----------------------------------------------------------------   -----------------
Distributions from:
   Net investment income.........    (0.05)        (0.08)         (0.06)        (0.11)        (0.02)         (0.01)
   Net realized gain on
    securities...................        -             -              -             -             -              -
                                  -----------------------------------------------------------------   -----------------
   Total distributions...........    (0.05)        (0.08)         (0.06)        (0.11)        (0.02)         (0.01)
                                  -----------------------------------------------------------------   -----------------
Net asset value at end of period. $  10.30      $   8.07       $   7.38      $   6.07      $   7.25       $  10.10
                                  -----------------------------------------------------------------   -----------------
TOTAL RETURN/(a)/................    28.35%        10.46%         22.57%       (14.76)%      (12.56)%         1.10%/(f)/
                                  -----------------------------------------------------------------   -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................     1.01%         1.03%         1.06%//        1.06%         1.06%          0.85%/(b)/
Ratio of expenses to average
 net assets/(d)/.................     1.19%         1.29%         1.28%//        1.36%         1.33%          2.43%/(b)/
Ratio of expense reductions to
 average net assets..............        -             -              -             -             -              -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........     1.71%         0.99%         0.83%//        1.25%         0.67%          3.49%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........     1.53%         0.73%         0.61%//        0.95%            -           1.90%/(b)/
Portfolio turnover rate..........       97%           94%           164%          192%          205%             2%
Number of shares outstanding at
 end of period (000's)...........   48,065        46,352         52,010        56,825        60,441         17,431
Net assets at end of period
 (000's)......................... $495,181      $374,189       $383,924      $345,213      $438,474       $176,038

                                         Large Capital Growth
                                                 Fund
                                  ---------------------------
                                   Year Ended    December 20, 2004*
                                    May 31,              to
                                      2006          May 31, 2005
                                  ----------     ------------------

PER SHARE DATA
Net asset value at beginning of
 period..........................  $   9.85            $10.00
                                  ---------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)..      0.01/(e)/         0.01/(e)/
   Net realized and unrealized
    gain (loss) on investments
    and foreign currencies.......      0.59             (0.16)
                                  ---------------------------
   Total income (loss) from
    investment operations........      0.60             (0.15)
                                  ---------------------------
Distributions from:
   Net investment income.........     (0.02)             0.00
   Net realized gain on
    securities...................         -                 -
                                  ---------------------------
   Total distributions...........     (0.02)             0.00
                                  ---------------------------
Net asset value at end of period.  $  10.43            $ 9.85
                                  ---------------------------
TOTAL RETURN/(a)/................      6.08%            (1.49)%
                                  ---------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average
 net assets/(c)/.................      0.79%             0.85%/(b)/
Ratio of expenses to average
 net assets/(d)/.................      1.33%             2.73%/(b)/
Ratio of expense reductions to
 average net assets..............         -                 -
Ratio of net investment income
 (loss) to
 average net assets/(c)/.........      0.30%             0.29%/(b)/
Ratio of net investment income
 (loss) to
 average net assets/(d)/.........     (0.24)%           (1.59)%/(b)/
Portfolio turnover rate..........       404%               45%
Number of shares outstanding at
 end of period (000's)...........    58,300             1,000
Net assets at end of period
 (000's).........................  $608,299            $9,849

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 4).

       198              FINANCIAL HIGHLIGHTS - CONTINUED


                                                                  Mid Cap Index Fund
                                     ---------------------------------------------------------------------------
                                                                  Year Ended May 31,
                                     ---------------------------------------------------------------------------
                                           2006            2005            2004            2003          2002
                                     ----------       ----------      ----------      ----------      ----------

PER SHARE DATA
Net asset value at beginning of
 period............................. $    21.46       $    19.41      $    15.62      $    18.01      $    19.82
                                     ---------------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....       0.25/(e)/        0.19/(e)/       0.14/(e)/       0.11/(e)/       0.13
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............       3.00             2.42            3.94           (1.88)           0.16
                                     ---------------------------------------------------------------------------
   Total income (loss) from
    investment operations...........       3.25             2.61            4.08           (1.77)           0.29
                                     ---------------------------------------------------------------------------
Distributions from:
   Net investment income............      (0.11)           (0.19)          (0.15)          (0.10)          (0.14)
   Net realized gain on securities..      (0.88)           (0.37)          (0.14)          (0.52)          (1.96)
                                     ---------------------------------------------------------------------------
   Total distributions..............      (0.99)           (0.56)          (0.29)          (0.62)          (2.10)
                                     ---------------------------------------------------------------------------
Net asset value at end of period.... $    23.72       $    21.46      $    19.41      $    15.62      $    18.01
                                     ---------------------------------------------------------------------------
TOTAL RETURN/(a)/...................      15.35%/(f)/      13.50%          26.22%          (9.50)%          2.03%
                                     ---------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................       0.39%            0.40%           0.41%           0.45%           0.41%
Ratio of expenses to average net
 assets/(d)/........................       0.39%            0.40%           0.41%           0.45%           0.41%
Ratio of expense reductions to
 average net assets.................          -                -               -               -               -
Ratio of net investment income
 (loss) to average net assets/(c)/..       1.09%            0.95%           0.80%           0.77%           0.74%
Ratio of net investment income
 (loss) to average net assets/(d)/..       1.09%            0.95%           0.80%           0.77%              -
Portfolio turnover rate.............         19%              14%             11%             10%             17%
Number of shares outstanding at
 end of period (000's)..............    101,116           89,704          80,118          70,135          64,086
Net assets at end of period (000's). $2,398,610       $1,925,334      $1,554,815      $1,095,294      $1,154,008

                                          Mid Cap Strategic Growth
                                                    Fund
                                     ---------------------------
                                      Year Ended    December 20, 2004*
                                       May 31,              to
                                         2006          May 31, 2005
                                     ----------     ------------------

PER SHARE DATA
Net asset value at beginning of
 period.............................  $   9.97            $10.00
                                     ---------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....      0.02/(e)/        (0.02)/(e)/
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............      1.77             (0.01)
                                     ---------------------------
   Total income (loss) from
    investment operations...........      1.79             (0.03)
                                     ---------------------------
Distributions from:
   Net investment income............         -              0.00
   Net realized gain on securities..         -                 -
                                     ---------------------------
   Total distributions..............         -              0.00
                                     ---------------------------
Net asset value at end of period....  $  11.76            $ 9.97
                                     ---------------------------
TOTAL RETURN/(a)/...................     17.95%            (0.28)%
                                     ---------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................      0.84%             0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/........................      1.39%             2.68%/(b)/
Ratio of expense reductions to
 average net assets.................         -                 -
Ratio of net investment income
 (loss) to average net assets/(c)/..      0.60%            (0.37)%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..      0.05%            (2.20)%/(b)/
Portfolio turnover rate.............       486%               72%
Number of shares outstanding at
 end of period (000's)..............    30,660             1,000
Net assets at end of period (000's).  $360,613            $9,976

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method./ / /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 4).

                      FINANCIAL HIGHLIGHTS - CONTINUED                199

                                                                           Money Market I Fund
                                                    -----------------------------------------------------------------
                                                                            Year Ended May 31,
                                                    -----------------------------------------------------------------
                                                        2006          2005           2004          2003        2002
                                                    --------      --------      ---------      --------      --------

PER SHARE DATA
Net asset value at beginning of period............. $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                                    -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.04/(d)/     0.01/(d)/      0.01/(d)/     0.01/(d)/     0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........        -             -              -             -             -
                                                    -----------------------------------------------------------------
   Total income (loss) from investment operations..     0.04          0.01           0.01          0.01          0.02
                                                    -----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.04)        (0.01)         (0.01)        (0.01)        (0.02)
   Net realized gain on securities.................        -             -              -             -             -
                                                    -----------------------------------------------------------------
   Total distributions.............................    (0.04)        (0.01)         (0.01)        (0.01)        (0.02)
                                                    -----------------------------------------------------------------
Net asset value at end of period................... $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                                    -----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     3.61%         1.46%          0.51%         1.00%         2.14%
                                                    -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.53%         0.57%         0.60%//        0.59%         0.60%
Ratio of expenses to average net assets/(c)/.......     0.56%         0.61%         0.64%//        0.64%         0.62%
Ratio of expense reductions to average net assets..        -             -              -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     3.56%         1.43%          0.51%         1.01%         2.07%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     3.54%         1.40%         0.47%//        0.96%            -
Portfolio turnover rate............................      N/A           N/A            N/A           N/A           N/A
Number of shares outstanding at end of period
 (000's)...........................................  442,628       407,934        453,707       524,446       734,135
Net assets at end of period (000's)................ $442,628      $407,933       $453,707      $524,446      $734,135

                                                                        Nasdaq-100(R) Index Fund
                                                    --------------------------------------------------------------
                                                                           Year Ended May 31,
                                                    --------------------------------------------------------------
                                                        2006         2005          2004          2003        2002
                                                    -------      -------      --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period............. $  4.28      $  4.11       $  3.36       $  3.40       $  5.09
                                                    --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................    0.00/(d)/    0.03/(d)/    (0.01)/(d)/   (0.01)/(d)/   (0.01)
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........    0.10         0.17          0.76         (0.03)        (1.68)
                                                    --------------------------------------------------------------
   Total income (loss) from investment operations..    0.10         0.20          0.75         (0.04)        (1.69)
                                                    --------------------------------------------------------------
Distributions from:
   Net investment income...........................   (0.00)       (0.03)            -             -             -
   Net realized gain on securities.................       -            -             -             -             -
                                                    --------------------------------------------------------------
   Total distributions.............................       -        (0.03)            -             -             -
                                                    --------------------------------------------------------------
Net asset value at end of period................... $  4.38      $  4.28       $  4.11       $  3.36       $  3.40
                                                    --------------------------------------------------------------
TOTAL RETURN/(a)/..................................    2.36%        4.81%        22.32%        (1.18)%      (33.20)%
                                                    --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......    0.61%        0.65%        0.63%//        0.81%         0.77%
Ratio of expenses to average net assets/(c)/.......    0.61%        0.65%        0.63%//        0.81%         0.77%
Ratio of expense reductions to average net assets..       -            -             -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    0.07%        0.73%       (0.32)%//      (0.48)%       (0.36)%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    0.07%        0.73%       (0.32)%//      (0.48)%           -
Portfolio turnover rate............................      14%           8%           14%            6%            2%
Number of shares outstanding at end of period
 (000's)...........................................  18,856       21,147        22,672        15,570         7,786
Net assets at end of period (000's)................ $82,519      $90,520       $93,089       $52,306       $26,449

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

       200              FINANCIAL HIGHLIGHTS - CONTINUED

                                                  Science & Technology Fund
                      -------------------------------------------------------------------------------
                                                     Year Ended May 31,
                      -------------------------------------------------------------------------------
                            2006             2005             2004              2003           2002
                      ----------       ----------       -----------       ----------       ----------

PER SHARE DATA
Net asset value at
 beginning of period. $    11.27       $    11.08        $     9.14       $     9.56       $    17.28
                      -------------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
   Net investment
    income (loss)....      (0.05)/(d)/      (0.00)/(d)/       (0.07)/(d)/      (0.05)/(d)/      (0.07)
   Net realized and
    unrealized gain
    (loss) on
    investments and
    foreign
    currencies.......       0.28             0.19              2.01            (0.37)           (6.86)
                      -------------------------------------------------------------------------------
   Total income
    (loss) from
    investment
    operations.......       0.23             0.19              1.94            (0.42)           (6.93)
                      -------------------------------------------------------------------------------
Distributions from:
   Net investment
    income...........          -                -                 -                -                -
   Net realized
    gain on
    securities.......          -                -                 -                -            (0.79)
                      -------------------------------------------------------------------------------
   Total
    distributions....          -                -                 -                -            (0.79)
                      -------------------------------------------------------------------------------
Net asset value at
 end of period....... $    11.50       $    11.27        $    11.08       $     9.14       $     9.56
                      -------------------------------------------------------------------------------
TOTAL RETURN/(a)/....       2.04%            1.71%            21.23%           (4.39)%         (41.26)%
                      -------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
 DATA
Ratio of expenses
 to average net
 assets/(b)/.........       1.01%            1.03%            1.01%//           1.00%            1.00%
Ratio of expenses
 to average net
 assets/(c)/.........       1.01%            1.03%            1.02%//           1.04%            1.02%
Ratio of expense
 reductions to
 average net assets..       0.02%            0.01%             0.01%            0.02%            0.00%
Ratio of net
 investment income
 (loss) to average
 net assets/(b)/.....      (0.42)%          (0.02)%          (0.68)%//         (0.66)%          (0.59)%
Ratio of net
 investment income
 (loss) to average
 net assets/(c)/.....      (0.42)%          (0.02)%          (0.69)%//         (0.71)%              -
Portfolio turnover
 rate................        117%              56%               56%              53%             104%
Number of shares
 outstanding at end
 of period (000's)...     89,433          107,429           126,963          129,123          129,126
Net assets at end
 of period (000's)... $1,028,643       $1,210,236        $1,406,766       $1,180,380       $1,234,937

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

                      FINANCIAL HIGHLIGHTS - CONTINUED                201

                                     Small Cap Aggressive
                                         Growth Fund                                  Small Cap Fund
                                     -------------------- --------------------------------------------------------------------
                                      December 5, 2005*                             Year Ended May 31,
                                              to          --------------------------------------------------------------------
                                         May 31, 2006         2006           2005           2004            2003         2002
                                     -------------------- --------      --------       ---------       --------       --------

PER SHARE DATA
Net asset value at beginning of
 period.............................       $ 10.00        $  11.01      $   9.75        $   7.67       $   8.75       $   9.09
                                     -------------------- --------------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....         (0.01)/(e)/      0.00/(e)/    (0.02)/(e)/     (0.04)/(e)/    (0.02)/(e)/    (0.01)
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............          0.23            1.63          1.28            2.12          (1.06)         (0.33)
                                     -------------------- --------------------------------------------------------------------
   Total income (loss) from
    investment operations...........          0.22            1.63          1.26            2.08          (1.08)         (0.34)
                                     -------------------- --------------------------------------------------------------------
Distributions from:
   Net investment income............             -               -             -               -              -              -
   Net realized gain on securities..             -               -             -               -              -              -
                                     -------------------- --------------------------------------------------------------------
   Total distributions..............             -               -             -               -              -              -
                                     -------------------- --------------------------------------------------------------------
Net asset value at end of period....       $ 10.22        $  12.64      $  11.01        $   9.75       $   7.67       $   8.75
                                     -------------------- --------------------------------------------------------------------
TOTAL RETURN/(a)/...................          2.20%          14.80%        12.92%/(f)/     27.12%        (12.34)%        (3.74)%
                                     -------------------- --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................          1.00%/(b)/      0.95%         0.95%          0.95%//         0.95%          0.95%
Ratio of expenses to average net
 assets/(d)/........................          3.18%/(b)/      1.02%         1.05%          1.04%//         1.06%          1.06%
Ratio of expense reductions to
 average net assets.................             -               -             -               -              -              -
Ratio of net investment income
 (loss) to average net assets/(c)/..         (0.80)%/(b)/    (0.02)%       (0.17)%        (0.39)%//       (0.29)%        (0.15)%
Ratio of net investment income
 (loss) to average net assets/(d)/..         (2.98)%/(b)/    (0.09)%       (0.27)%        (0.48)%//       (0.40)%            -
Portfolio turnover rate.............            28%             83%          119%             66%            74%            68%
Number of shares outstanding at
 end of period (000's)..............         6,032          48,356        55,101          62,391         69,895         75,125
Net assets at end of period (000's).       $61,659        $611,356      $606,923        $608,133       $535,870       $657,045

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

       202              FINANCIAL HIGHLIGHTS - CONTINUED

                                                                                                                    Small Cap
                                                                                                                     Special
                                                                      Small Cap Index Fund                         Values Fund
                                               ----------------------------------------------------------------   -----------
                                                                                                                   December 5,
                                                                       Year Ended May 31,                           2005* to
                                               ----------------------------------------------------------------      May 31,
                                                   2006          2005          2004          2003         2002        2006
                                               --------      --------      --------      --------      --------   -----------

PER SHARE DATA
Net asset value at beginning of period........ $  15.16      $  13.97      $  10.86      $  11.97      $  14.11    $  10.00
                                               ----------------------------------------------------------------   -----------
Income (loss) from investment operations:
   Net investment income (loss)...............     0.15/(e)/     0.11/(e)/     0.08/(e)/     0.09/(e)/     0.13        0.02/(e)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....     2.51          1.21          3.13         (1.12)        (0.32)       0.58
                                               ----------------------------------------------------------------   -----------
   Total income (loss) from investment
    operations................................     2.66          1.32          3.21         (1.03)        (0.19)       0.60
                                               ----------------------------------------------------------------   -----------
Distributions from:
   Net investment income......................    (0.07)        (0.13)        (0.10)        (0.08)        (0.13)      (0.01)
   Net realized gain on securities............    (0.51)            -             -             -         (1.82)          -
                                               ----------------------------------------------------------------   -----------
   Total distributions........................    (0.58)        (0.13)        (0.10)        (0.08)        (1.95)      (0.01)
                                               ----------------------------------------------------------------   -----------
Net asset value at end of period.............. $  17.24      $  15.16      $  13.97      $  10.86      $  11.97    $  10.59
                                               ----------------------------------------------------------------   -----------
TOTAL RETURN/(a)/.............................    17.84%         9.46%        29.62%        (8.55)%       (1.08)%      6.02%/(f)/
                                               ----------------------------------------------------------------   -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..     0.45%         0.46%         0.48%         0.52%         0.48%       0.90%/(b)/
Ratio of expenses to average net assets/(d)/..     0.45%         0.46%         0.48%         0.52%         0.48%       2.30%/(b)/
Ratio of expense reductions to average net
 assets.......................................        -             -             -             -             -           -
Ratio of net investment income (loss) to
 average net assets/(c)/......................     0.90%         0.78%         0.65%         0.93%         1.03%       2.91%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................     0.90%         0.78%         0.65%         0.93%            -        1.51%/(b)/
Portfolio turnover rate.......................       22%           18%           15%           35%           34%        132%
Number of shares outstanding at end of
 period (000's)...............................   57,051        45,300        34,417        24,411        21,473      35,239
Net assets at end of period (000's)........... $983,742      $686,567      $480,867      $265,018      $257,046    $373,291

                                                  Small Cap
                                                  Strategic
                                                 Growth Fund
                                               -----------
                                                 December 5,
                                                  2005* to
                                                   May 31,
                                                    2006
                                               -----------

PER SHARE DATA
Net asset value at beginning of period........  $  10.00
                                               -----------
Income (loss) from investment operations:
   Net investment income (loss)...............      0.00/(e)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....      0.33
                                               -----------
   Total income (loss) from investment
    operations................................      0.33
                                               -----------
Distributions from:
   Net investment income......................         -
   Net realized gain on securities............         -
                                               -----------
   Total distributions........................         -
                                               -----------
Net asset value at end of period..............  $  10.33
                                               -----------
TOTAL RETURN/(a)/.............................      3.30%
                                               -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/..      1.00%/(b)/
Ratio of expenses to average net assets/(d)/..      2.49%/(b)/
Ratio of expense reductions to average net
 assets.......................................         -
Ratio of net investment income (loss) to
 average net assets/(c)/......................     (0.49)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(d)/......................     (1.98)%/(b)/
Portfolio turnover rate.......................       277%
Number of shares outstanding at end of
 period (000's)...............................    18,720
Net assets at end of period (000's)...........  $193,337

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 4).

                      FINANCIAL HIGHLIGHTS - CONTINUED                203

                                                                          Social Awareness Fund
                                                    ----------------------------------------------------------------
                                                                            Year Ended May 31,
                                                    ----------------------------------------------------------------
                                                        2006          2005          2004          2003         2002
                                                    --------      --------      --------      --------      --------

PER SHARE DATA
Net asset value at beginning of period............. $  19.38      $  18.28      $  15.73      $  17.66      $  21.01
                                                    ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................     0.26/(e)/     0.27/(e)/     0.16/(e)/     0.16/(e)/     0.13
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........     1.30          1.09          2.55         (1.60)        (2.76)
                                                    ----------------------------------------------------------------
   Total income (loss) from investment operations..     1.56          1.36          2.71         (1.44)        (2.63)
                                                    ----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.12)        (0.26)        (0.16)        (0.15)        (0.14)
   Net realized gain on securities.................        -             -             -         (0.34)        (0.58)
                                                    ----------------------------------------------------------------
   Total distributions.............................    (0.12)        (0.26)        (0.16)        (0.49)        (0.72)
                                                    ----------------------------------------------------------------
Net asset value at end of period................... $  20.82      $  19.38      $  18.28      $  15.73      $  17.66
                                                    ----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     8.09%         7.47%        17.27%        (7.89)%      (12.77)%
                                                    ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......     0.63%         0.63%         0.63%         0.65%         0.61%
Ratio of expenses to average net assets/(d)/.......     0.63%         0.63%         0.63%         0.65%         0.61%
Ratio of expense reductions to average net assets..        -             -             -             -             -
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     1.30%         1.42%         0.89%         1.05%         0.69%
Ratio of net investment income (loss) to average
 net assets/(d)/...................................     1.30%         1.42%         0.89%         1.05%            -
Portfolio turnover rate............................      139%           53%           79%           58%           40%
Number of shares outstanding at end of period
 (000's)...........................................   18,349        20,461        21,814        22,221        23,444
Net assets at end of period (000's)................ $382,067      $396,563      $398,820      $349,610      $414,108

                                                                                  Stock Index Fund
                                                    --------------------------------------------------------------------------
                                                                                 Year Ended May 31,
                                                    --------------------------------------------------------------------------
                                                         2006            2005            2004            2003           2002
                                                    ----------      ----------     -----------      ----------      ----------

PER SHARE DATA
Net asset value at beginning of period............. $    32.17      $    30.74      $    26.51      $    30.11      $    36.89
                                                    --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................       0.53/(e)/     0.54/ (e)/        0.39/(e)/       0.35/(e)/       0.33
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........       2.11            1.88            4.33           (2.97)          (5.45)
                                                    --------------------------------------------------------------------------
   Total income (loss) from investment operations..       2.64            2.42            4.72           (2.62)          (5.12)
                                                    --------------------------------------------------------------------------
Distributions from:
   Net investment income...........................      (0.25)          (0.54)          (0.39)          (0.34)          (0.34)
   Net realized gain on securities.................      (0.69)          (0.45)          (0.10)          (0.64)          (1.32)
                                                    --------------------------------------------------------------------------
   Total distributions.............................      (0.94)          (0.99)          (0.49)          (0.98)          (1.66)
                                                    --------------------------------------------------------------------------
Net asset value at end of period................... $    33.87      $    32.17      $    30.74      $    26.51      $    30.11
                                                    --------------------------------------------------------------------------
TOTAL RETURN/(a)/..................................       8.27%           7.89%          17.90%          (8.44)%        (14.16)%
                                                    --------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/.......       0.36%           0.38%          0.38%//          0.40%           0.37%
Ratio of expenses to average net assets/(d)/.......       0.36%           0.38%          0.38%//          0.40%           0.37%
Ratio of expense reductions to average net assets..          -               -               -               -               -
Ratio of net investment income (loss) to average
 net assets/(c)/...................................       1.57%           1.72%           1.33%           1.39%           1.01%
Ratio of net investment income (loss) to average
 net assets/(d)/...................................       1.57%           1.72%          1.33%//          1.39%              -
Portfolio turnover rate............................          7%              5%              3%              6%              6%
Number of shares outstanding at end of period
 (000's)...........................................    140,078         138,996         137,616         136,800         135,870
Net assets at end of period (000's)................ $4,744,289      $4,471,146      $4,230,395      $3,627,137      $4,091,054

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

       204              FINANCIAL HIGHLIGHTS - CONTINUED

                                     VALIC Ultra Fund                                  Value Fund
                                     ----------------    -----------------------------------------------------------------
                                       December 5,                         Year Ended May 31,                    December 31,
                                         2005* to        --------------------------------------------------        2001* to
                                       May 31, 2006           2006          2005          2004          2003     May 31, 2002
                                     ----------------    --------       -------       --------      -------      ------------

PER SHARE DATA
Net asset value at beginning of
 period.............................    $    10.00       $  11.15       $  9.99        $  8.62      $  9.69        $ 10.00
                                     ----------------    -----------------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss).....          0.01/(e)/      0.14/(e)/     0.06/(e)/      0.08/(e)/    0.07/(e)/      0.02
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............         (0.79)          1.07          1.42           1.38        (1.05)         (0.31)
                                     ----------------    -----------------------------------------------------------------
   Total income (loss) from
    investment operations...........         (0.78)          1.21          1.48           1.46        (0.98)         (0.29)
                                     ----------------    -----------------------------------------------------------------
Distributions from:
   Net investment income............             -          (0.05)        (0.01)         (0.09)       (0.06)         (0.02)
   Net realized gain on securities..             -          (0.12)        (0.31)             -        (0.03)             -
                                     ----------------    -----------------------------------------------------------------
   Total distributions..............             -          (0.17)        (0.32)         (0.09)       (0.09)         (0.02)
                                     ----------------    -----------------------------------------------------------------
Net asset value at end of period....    $     9.22       $  12.19       $ 11.15        $  9.99      $  8.62        $  9.69
                                     ----------------    -----------------------------------------------------------------
TOTAL RETURN/(a)/...................         (7.80)%        10.92%/(g)/   14.83%/(f)/    17.01%      (10.01)%        (2.89)%
                                     ----------------    -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................          0.93%/(b)/     0.92%         1.28%         1.32%//       1.50%          1.46%/(b)/
Ratio of expenses to average net
 assets/(d)/........................          1.39%/(b)/     0.92%         1.39%         1.32%//       1.50%          1.46%/(b)/
Ratio of expense reductions to
 average net assets.................             -              -             -              -            -              -
Ratio of net investment income
 (loss) to average net assets/(c)/..          1.55%/(b)/     1.29%         0.60%         0.89%//       0.94%          0.52%/(b)/
Ratio of net investment income
 (loss) to average net assets/(d)/..          1.09%/(b)/     1.29%         0.49%         0.89%//       0.94%             -
Portfolio turnover rate.............            38%            76%          144%            36%          40%            20%
Number of shares outstanding at
 end of period (000's)..............       127,742         16,214         2,053          1,448        1,291          1,121
Net assets at end of period (000's).    $1,177,556       $197,648       $22,890        $14,472      $11,134        $10,855

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note
     4).

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    205

To the Shareholders of and Board of Directors of VALIC Company I:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Core Value Fund (formerly Income & Growth Fund), Government Securities Fund, Growth & Income Fund, Health Sciences Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund (formerly Mid Capital Growth Fund), Money Market I Fund, Nasdaq-100(R) Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. Additionally, we have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund, and VALIC Ultra Fund as of May 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform and audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Core Value Fund (formerly Income & Growth Fund), Government Securities Fund, Growth & Income Fund, Health Sciences Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund (formerly Mid Capital Growth Fund), Money Market I Fund, Nasdaq-100(R) Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2006, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund, and VALIC Ultra Fund as of May 31, 2006, the results of their operations, changes in net assets, and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

Houston, Texas
July 21, 2006

 206                    DIRECTOR INFORMATION                      May 31, 2006

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years Director(2)
----------------------------------------------------------------------------------------------------------------------
Independent Directors
Thomas J. Brown                Director         November    Formerly, Chief Operating Officer and             47
 DOB: December 24, 1945                            2005-    Chief Financial Officer, American General
                                                 Present    Asset Management (Investment
                                                            Management), (2000 to 2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Director            1998-    Retired Administrator.                            90
 DOB: October 6, 1945                            Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman/           2001-    Retired.                                          90
 DOB: December 30, 1938        Director(5)       Present

----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director            1998-    Professor and Head, Department of                 47
 DOB: July 15, 1949                              Present    Neuroscience, and Visscher Chair of
                                                            Physiology, University of Minnesota
                                                            (1999-Present). Formerly, Director,
                                                            Graduate Program in Neuroscience,
                                                            University of Minnesota (1995-1999);
                                                            Professor of Neurosurgery, University of
                                                            Minnesota (1980-1999).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director            1998-    Retired.                                          47
 DOB: July 27, 1940                              Present
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director            1984-    President Emeritus, Rice University,              47
 DOB: March 2, 1912                              Present    Houston, Texas (1985-Present).

----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director            1984-    Pastor Emeritus and Director of Planned           47
 DOB: December 15, 1923                          Present    Giving, First Presbyterian Church
                                                            (1997-Present).
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director            2001-    Vice President of Massachusetts Capital           47
 DOB: December 30, 1949                          Present    Resources Company (1982-Present).

----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director            1993-    Retired.                                          47
 DOB: September 26, 1930                         Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director            1998-    President, Meharry Medical College,               47
 DOB: October 28, 1946                           Present    Nashville, Tennessee (1994-Present).


----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Director(3)
-------------------------------------------------------------
Independent Directors
Thomas J. Brown                Trustee, Merrimac Funds, a
 DOB: December 24, 1945        mutual fund company (2004-
                               Present).

-------------------------------------------------------------
Dr. Judith L. Craven           Director, A.G. Belo
 DOB: October 6, 1945          Corporation, a media company
                               (1992-Present); Director
                               SYSCO Corporation, a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Board of Governors,
 DOB: December 30, 1938        Boston Stock Exchange
                               (1985-Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
 DOB: July 15, 1949






-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
 DOB: July 27, 1940
-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
 DOB: March 2, 1912            Board for The Robert A. Welch
                               Foundation (1983-Present).
-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
 DOB: December 15, 1923

-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
 DOB: December 30, 1949        Newton Wellesley Hospital
                               (1996-Present).
-------------------------------------------------------------
Ben H. Love                    None.
 DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
 DOB: October 28, 1946         Corporation (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

 May 31, 2006              DIRECTOR INFORMATION - CONTINUED                207

                                                                                                  Number of
                                                                                                   Funds in
                         Position    Term of Office                                              Fund Complex
Name, Birth Date         Held With   and Length of                                               Overseen by  Other Directorships
and Address*           VALIC Complex Time Served(4) Principal Occupations During Past Five Years Director(2)  Held by Director(3)
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)    Director           2001-     President, CEO and Director, AIG                 100      None
 DOB: January 23, 1954                  Present     SunAmerica Asset Management Corp.
                                                    ("SAAMCo.") (August 1995 to present);
                                                    Director, AIG SunAmerica Capital
                                                    Services, Inc. ("SACS") (August 1993 to
                                                    Present) President and CEO, AIG Advisor
                                                    Group, Inc. (June 2004 to present)
---------------------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran       President          2002-     Senior Vice President, VALIC (2001-              N/A      N/A
 DOB: June 4, 1965                      Present     Present); Formerly, Vice President, VC I
                                                    and VC II (2001-2002); Formerly, Vice
                                                    President, American General Fund Group
                                                    (1999-2001); Senior Attorney, American
                                                    General Corp. (1997-1999).
---------------------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston    Treasurer          2000-     Assistant Treasurer (1999-2000); Vice            N/A      N/A
 DOB: January 18, 1966                  Present     President, SAAMCo (2001-Present);
                                                    Formerly, Vice President, American
                                                    General Investment Management, L.P.
                                                    (1999-2001); Assistant Treasurer, First
                                                    Investors Management Co. (1994-1999).
---------------------------------------------------------------------------------------------------------------------------------
Nori L. Gabert         Secretary          2000-     Vice President and Deputy General                N/A      N/A
 DOB: August 15, 1953                   Present     Counsel, SAAMCo (2001-Present).
---------------------------------------------------------------------------------------------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the AIG Series Trust, Inc. (5 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

 208      VALIC COMPANY I - SPECIAL MEETING OF SHAREHOLDERS       May 31, 2006
                             (Unaudited)

                             Proxy Voting Results

A special Meeting of Shareholders of VALIC Company I Large Cap Growth Fund was held on January 27, 2006. The fund voted in favor of adopting the following proposal.

1. To approve or disapprove an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Large Cap Growth Fund ("Large Cap Growth") by VALIC Ultra Fund ("VALIC Ultra"), a series of VALIC Company I, in exchange for shares of VALIC Ultra and the assumption by VALIC Ultra of all of the liabilities of Large Cap Growth. The Plan also provides for distribution of these shares of VALIC Ultra to shareholders of Large Cap Growth in liquidation and subsequent termination of Large Cap Growth. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Large Cap Growth.

                   Votes in Favor of the proposal 46,910,586
                   Votes Against the proposal....    851,125
                   Votes Abstained...............  1,555,847

          VALIC COMPANY I - SHAREHOLDER TAX INFORMATION (Unaudited)   209

 Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2006.

 During the year ended May 31, 2006 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                              Net           Net                                Qualifying % for the
                                 Total      Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                           Dividends     Income    Capital Gains Tax Credit* Source Income  Received Deduction
----------------------------- ------------ ----------- ------------- ----------- ------------- --------------------
Asset Allocation............. $ 12,537,617 $ 3,454,371  $ 9,083,246  $       --   $        --          27.39%
Blue Chip Growth.............       73,692      73,692           --          --            --         100.00
Broad Cap Value Income.......        4,357       4,357           --          --            --          91.51
Capital Conservation.........    2,040,002   2,040,002           --          --            --             --
Core Equity..................    2,570,001   2,570,001           --          --            --          11.30
Core Value...................    2,100,003   2,100,003           --          --            --         100.00
Foreign Value................          792         792           --          --            --             --
Global Equity................        1,903       1,903           --          --            --          20.39
Global Strategy..............        4,532       4,532           --          --            --           7.94
Government Securities........    2,390,001   2,390,001           --          --            --             --
Growth & Income..............      770,002     770,002           --          --            --         100.00
Health Sciences..............    7,357,513   1,665,685    5,691,828          --            --             --
Inflation Protected..........      493,966     493,966           --          --            --             --
International Equities.......    3,900,003   3,900,003           --   1,312,878    15,999,995           1.29
International Government Bond   14,087,367   5,979,423    8,107,944          --            --             --
International Growth I.......    2,170,003   2,170,003           --     737,189    10,509,352             --
Large Cap Core...............        2,527       2,527           --          --            --         100.00
Large Capital Growth.........       18,952      18,952           --          --            --         100.00
Mid Cap Index................   91,276,918  17,342,729   73,934,189          --            --          76.42
Mid Cap Strategic Growth.....           --          --           --          --            --            N/A
Money Market I...............   14,525,272  14,525,272           --          --            --             --
Nasdaq-100(R) Index..........       23,364      23,364           --          --            --         100.00
Science & Technology.........           --          --           --          --            --            N/A
Small Cap Aggressive Growth..           --          --           --          --            --             --
Small Cap....................           --          --           --          --            --            N/A
Small Cap Index..............   30,996,176  14,482,374   16,513,802          --            --          31.99
Small Cap Special Values.....        5,764       5,764           --          --            --          29.29
Small Cap Strategic Growth...           --          --           --          --            --             --
Social Awareness.............    2,350,003   2,350,003           --          --            --         100.00
Stock Index..................  130,386,789  35,344,318   95,042,471          --            --         100.00
VALIC Ultra..................           --          --           --          --            --            N/A
Value........................    2,298,739   1,926,851      371,888          --            --          32.69

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

       210 VALIC COMPANY I - COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VCI Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the insurance company expenses associated with the variable annuity contract. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

             ASSET ALLOCATION FUND - COMPARISON: FUND VS. INDEX       211

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Asset Allocation Fund posted a return of 5.36% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index and 4.96% for the Blended Index (New)*** and 5.74% for the Blended Index (Old)**.

This Fund utilizes quantitative techniques to determine its asset allocation among its six component parts: four quantitatively managed equity sleeves (Equity, Growth, Value and Research Enhanced), an actively managed Fixed Income component and cash.

For the first ten months of the fiscal year, the Fund systematically over weighted equities and underweighted cash versus the Blended Index. In April 2006, a new tactical model was introduced which shifts the Fund's allocations between equities and fixed income. This model overweighted equities by 5% in April and 10% in May with an offsetting fixed income underweight.

During the fiscal year, the Fund outperformed the Blended Index (New). The Fixed Income, Value and Cash portions of the Fund contributed to the Fund's relative performance. The Research Enhanced, Growth and Equity portions of the Fund detracted from the Fund's relative performance.

                   Growth of $10,000 Investment

                              [CHART]

           Asset                                               Lehman Brothers
        Allocation   S&P 500/(R)/   Blended       Blended         Aggregate
           Fund          Index*    Index(Old)**  Index(New)***   Bond Index****
        ----------   ------------  ----------    ----------    ---------------
5/96     $10,000       $10,000      $10,000       $10,000        $10,000
5/97      11,589        12,943       11,913        11,937         10,832
5/98      14,132        16,913       14,441        14,449         12,014
5/99      15,860        20,472       16,438        16,462         12,536
5/00      16,914        22,617       17,615        17,659         12,800
5/01      16,498        20,230       17,439        17,516         14,478
5/02      15,579        17,429       16,612        16,690         15,651
5/03      15,778        16,023       16,618        16,698         17,463
5/04      17,526        18,958       18,242        18,331         17,386
5/05      18,807        20,519       19,542        19,653         18,572
5/06      19,816        22,291       20,628        20,664         18,484


For the year ended May 31, 2006, the Asset Allocation Fund returned 5.36% compared to 8.63% for the S&P 500(R) Index, 4.96% for the Blended Index (New) and 5.74% for the Blended Index (Old).

* The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The Blended Index (Old) for Asset Allocation Fund consists of the S&P 500(R)
   Index (55%), the Lehman Brothers Aggregate Bond Index (35%), and the NYC 30 Day Day Primary CD Rate (10%). The Blended Index (Old) return is from June 1, 2005 through March 31, 2006 due to the NYC 30 Day CD Rate return being inaccessible after March 31, 2006.

***The Blended Index (New) for Asset Allocation Fund consists of the S&P 500(R)
   Index (55%), the Lehman Brothers Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

****The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
5.36%           3.73%           7.08%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       212     BLUE CHIP GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 7.35% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500 Index.

The Fund underperformed the S&P 500 Index for the twelve-month period ended May 31, 2006. The financials and energy sectors were the best contributors to relative performance due to good stock selection, however overweighting information technology and underweighting the energy sector detracted from performance.

Despite recent weakness, the financials sector was the Fund's largest relative performance contributor largely due to solid stock selection in the capital markets. State Street, TD AmeriTrade Holding, and UBS were among the best contributors for the twelve-month period.

The energy sector produced the second-best relative and absolute contribution. Baker Hughes and Schlumberger were strong contributors over the period. We remain overweight in the energy equipment and services industry. However, we remain underweight in the energy sector overall, hampering our relative results for the year.

The information technology sector was the Fund's largest absolute and relative performance detractor due to overweight allocation and stock selection. Although the communications equipment industry performed well on an absolute basis, overweight allocation and poor results from Internet software and services holdings hurt our performance compared to the S&P 500 Index. We have remained overweight in the information technology sector.

Stock selection in the industrials and business services sector detracted from relative results. Industrial conglomerates Tyco and GE weighed heavily on relative results. We have maintained an underweight position in this cyclical sector.

                          Growth of $10,000 Investment

                                    [CHART]

             Blue Chip Growth Fund     S&P 500/(R)/ Index*
             ---------------------     -------------------
11/00              $10,000                  $10,000.00
 5/01                8,586                   8,852.23
 5/02                7,279                   7,626.51
 5/03                6,808                   7,011.06
 5/04                7,911                   8,295.75
 5/05                8,370                   8,978.67
 5/06                8,985                   9,753.92









For the year ended May 31, 2006, the Blue Chip Growth Fund returned 7.35% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
7.35%         0.91%           (1.90)%

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future results. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

           CAPITAL CONSERVATION FUND - COMPARISON: FUND VS. INDEX     213

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Capital Conservation Fund posted a return of -0.02% for the twelve-month period ending May 31, 2006, compared to a return of -0.48% for the Lehman Brothers Aggregate Bond Index.

During the fiscal year ended May 31, 2006, the credit market performed well posting 47 basis points of excess return over U.S. Treasuries. Despite the move to higher short term rates driven by the Federal Reserve's incremental approach to a higher Federal Funds rate, credit bonds posted solid performance sustained by strong fundamentals and good supply/demand technicals. Corporate new issues were well received domestically and internationally. During this fiscal year, despite an increase in risk aversion, investments in lower rated securities boosted the performance of the Fund. U.S. Treasury rates increased substantially, while the U.S. Treasury curve flattened. As a consequence, we kept the Fund with a "bar-belled" stance. The latter favors exposure to long dated securities versus intermediates.

The overall yield and the term structure of the Fund boosted performance. Duration and spread were the main detractors to the yearly performance.

Specific security selection was a positive contributor to returns for the period. Names which were positive contributors included Calpine Corporation, LCI International, and Southern Energy. Negative contributors to this metric included Calpine as well, due to unsecured paper significantly underperforming the company's secured debt. Other negative contributors were realized by longer duration securities, namely, U.S. Treasury Bonds 5.38% due February 2031 and longer duration corporates such American Stores 8% due June 2026 and Verizon New York 7.38% due April 2032. In both cases, the securities felt the brunt of the move to higher rates over the period.

                          Growth of $10,000 Investment

                                    [CHART]

        Capital Conservation Fund      Lehman Brothers Aggregate Bond Index*
        -------------------------      -------------------------------------
5/96           $10,000                                $10,000
5/97            10,775                                 10,832
5/98            11,935                                 12,014
5/99            12,323                                 12,536
5/00            12,339                                 12,800
5/01            13,985                                 14,478
5/02            14,842                                 15,651
5/03            16,520                                 17,463
5/04            16,384                                 17,386
5/05            17,364                                 18,572
5/06            17,360                                 18,484

For the year ended May 31, 2006, the Capital Conservation Fund returned (0.02)% compared to (0.48)% for the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year          5 Years         10 Years
-----------------------------------------------
(0.02)%          4.42%           5.67%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       214        CORE EQUITY FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

The Core Equity Fund posted a return of 5.62% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index.

A discussion with WM Advisors, Inc. -- regarding their portion of the Fund ("the portfolio")

Sector allocation had a positive affect on the portfolio's performance. These gains were created by overweight positions in the energy and industrial sectors and from underweight positions in the information technology and health care sectors. The only detractor from performance from sector allocation was due to an underweight position in the materials sector.

Stock selection was responsible for the portfolio trailing the benchmark. Stocks in the consumer discretionary sector and the financial sector were especially hard on the portfolio. The severe hurricane season of 2005 hurt both of these sectors, especially Carnival Corp. and insurer Allstate. Serious earnings disappointments hit the shares of Avon, Intel, and Apollo Group. Energy sector stocks Schlumberger and Global SantaFe had significant gains, as did Caterpillar and Hewlett Packard.

A discussion with Wellington Management Company, LLP -- regarding their portion of the Fund ("the portfolio")

Equity markets advanced during the period in an environment of strong corporate earnings and moderating, but steady, economic growth. For the period, the pattern of small cap outperformance was in full force with returns for small caps more than twice those of their large cap peers when measured using the S&P 500 and Russell 2000 indexes, respectively. Broad growth in the US equity markets can be seen in the portfolio's benchmark as nine of ten sectors within the S&P 500 Index posted positive results during the period. Energy, materials and financials were the top performing sectors while health care, information technology and consumer discretionary lagged the market during the period.

The portfolio's overall sector selection detracted from relative performance during the period. Overweights to health care, the worst performing sector during the period, and information technology as well as an underweight to financials hurt relative results. The portfolio benefited from an overweight to energy, the top performing sector during the period.

The portfolio's overall security selection contributed to relative performance. Stock selection within financials and materials contributed to relative results. Diversified financial holdings such as State Street, Merrill Lynch, UBS and E*TRADE were among the strongest relative performing stocks in the Portfolio. Bank stocks holdings such as PNC Financial outperformed the market despite the flattening yield curve. Additionally, materials sector holdings Rio Tinto and Newmont Mining posted strong gains during the period. Security selection in information technology detracted from relative performance as positions in Yahoo!, Microsoft and Dell were among the largest detractors from relative performance. Yahoo! and Dell were eliminated from the portfolio during the period. Corning, a glass and fiber optic manufacturer, which has developed a large presence in the flat panel display market was a notable contributor to relative performance.
                          Growth of $10,000 Investment

                                    [CHART]

           Core Equity Fund            S&P 500/(R)/ Index*
           ----------------            -------------------
5/96           $10,000                     $10,000
5/97            10,900                      12,943
5/98            13,888                      16,913
5/99            15,860                      20,472
5/00            16,012                      22,617
5/01            14,152                      20,230
5/02            11,826                      17,429
5/03            10,905                      16,023
5/04            12,799                      18,958
5/05            13,629                      20,519
5/06            14,395                      22,291

For the year ended May 31, 2006, the Core Equity Fund returned 5.62% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
5.62%           0.34%           3.71%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

                CORE VALUE FUND - COMPARISON: FUND VS. INDEX          215

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Core Value Fund (formerly the Income and Growth Fund) posted a return of 6.44% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index.

Seven of the ten sectors in the Fund posted positive returns for the one-year period. The best performers were--materials, industrials, and energy. On the downside, the only sectors of the portfolio to produce negative returns were information technology, consumer discretionary, and consumer staples.

Stock selection among financial stocks detracted the most from performance relative to the index. The Fund was underweight in many of the major capital markets firms, including Goldman Sachs, Merrill Lynch, and Lehman Brothers. These stocks posted strong returns. In addition, we generally avoided the discount brokers, such as Charles Schwab and E*TRADE, which produced outsized returns for the one-year period.

The Fund's consumer discretionary stocks also weighed on relative results. The main culprit was an overweight in automaker Ford Motor.

Other sectors that hindered performance relative to the benchmark index included information technology and energy. The biggest individual detractor from relative performance was semiconductor maker Intel.

On the positive side, stock selection in the materials and industrial sectors contributed favorably to relative performance. The Fund's top three relative performance contributors came from these two sectors, led by engine maker Cummins, one of the Fund's largest overweight positions during the year. Other top contributors included copper producer Phelps Dodge and steelmaker Nucor.

The Fund's health care holdings also outperformed during the period. The best contributor in this sector was Applied Biosystems-Applera.

                          Growth of $10,000 Investment

                                    [CHART]

               Core Value Fund      S&P 500/(R)/ Index*
               ---------------      -------------------
12/00             $10,000              $10,000.00
 5/01               9,640                9,463.19
 5/02               8,620                8,152.88
 5/03               7,942                7,494.95
 5/04               9,463                8,868.31
 5/05              10,512                9,598.36
 5/06              11,189               10,427.12


For the year ended May 31, 2006, the Core Value Fund returned 6.44% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
6.44%         3.02%            2.07%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       216   GOVERNMENT SECURITIES FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Government Securities Fund posted a return of -0.94% for the twelve-month period ending May 31, 2006, compared to a return of -0.88% for the Lehman Brothers U.S. Government Bond Index.

During the fiscal year ended May 31, 2006, U.S. Treasury rates increased substantially while the U.S. Treasury curve flattened. The front end portion of the curve as measured by the two-year yield increased 145 basis points and remained under pressure as the Federal Reserve moved to contain inflationary forces. The long end portion of the U.S. treasury curve as measured by 30-year yield increased 90 basis points and remained well bid as investors demanded high duration securities. Considering the market environment and U.S. Treasury curve trajectory, we kept the Fund in a "bar-belled" stance. The latter favors exposure to long dated securities versus intermediates.

The Fund's position along the curve, or term structure, was the primary driver of returns for the period as the yield curve flattened at higher rates. The Fund's bar-belled position provided strong returns for the year. Sector selection had a mildly positive effect on returns as positive contributions were made from agency bonds and inflation linked notes. Duration was the only detractor to the yearly performance.

Specific security selection had an effect on returns as we favored exposure to short dated and long dated maturities versus intermediates. Specifically, Federal Home Loan Bank (FHLB) 3.88% due 2006 and Federal National Mortgage Association (FNMA) 6.63% due 2030 were among the top contributors to the Fund's performance. The exposure to intermediate U.S. treasuries was a detractor from performance.
                          Growth of $10,000 Investment

                                    [CHART]

                                                       Lehman Brothers
             Government Securities Fund            Government Bond Index*
             --------------------------            ----------------------
5/96                 $10,000                               $10,000
5/97                  10,694                                10,758
5/98                  11,827                                11,966
5/99                  12,250                                12,497
5/00                  12,464                                12,866
5/01                  13,988                                14,383
5/02                  15,130                                15,505
5/03                  17,095                                17,597
5/04                  16,514                                17,198
5/05                  17,594                                18,312
5/06                  17,429                                18,150

For the year ended May 31, 2006, the Government Securities Fund returned (0.94)% compared to (0.88)% for the Lehman Brothers U.S. Government Bond Index.

*The Lehman Brothers U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year          5 Years         10 Years
-----------------------------------------------
(0.94)%          4.50%           5.71%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              GROWTH & INCOME FUND - COMPARISON: FUND VS. INDEX       217

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Growth & Income Fund posted a return of 5.36% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index.

The economy continued to expand at a solid pace during the course of the annual period even though investors became increasingly concerned abut the effect higher energy prices, weakening housing market, and inflation would have on the economy. During the twelve-month period, West Texas Intermediate Crude ranged between approximately $53-$75 per barrel. Additionally, the Federal Reserve continued with the restrictive monetary policy it began implementing in 2004. Over the course of the annual period, the central bank made eight consecutive increases in the Federal Funds rate (200 basis points in aggregate) which at the end of the period stands at 5.0%. While these factors each had a direct impact, the primary market trend that impacted the Fund was the out-performance of small and mid-sized caps relative to their large-cap counterparts.

With respect to the Fund's performance relative to its benchmark, over-weight exposure to the telecom services sector and security selections in the consumer staples sector proved beneficial, while stock selection in the materials, information technology and telecom sectors detracted from performance.

Stock performance leaders during the annual period included Marathon Oil, Schlumberger, Bear Sterns, JPMorgan Chase and Chubb. Alternatively, portfolio laggards included Intel, Dupont, Pfizer, Becton Dickinson, and Freddie Mae.
                          Growth of $10,000 Investment

                                    [CHART]

             Growth & Income Fund             S&P 500/(R)/ Index*
             --------------------             -------------------
5/96                $10,000                          $10,000
5/97                 11,708                           12,943
5/98                 14,035                           16,913
5/99                 16,410                           20,472
5/00                 17,996                           22,617
5/01                 16,033                           20,230
5/02                 14,222                           17,429
5/03                 12,604                           16,023
5/04                 14,421                           18,958
5/05                 15,918                           20,519
5/06                 16,771                           22,291

For the year ended May 31, 2006, the Growth & Income Fund returned 5.36% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
5.36%           0.90%           5.31%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       218      HEALTH SCIENCES FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 16.94% for the twelve-month period ending May 31, 2006, compared to a return of -1.40% for the S&P 500(R) Health Care Index.

The Fund strongly outperformed its Lipper peer group the Health/Biotechnology Funds, which returned 9.88% for the twelve months ended May 31, 2006. Strong stock selection, largely in biotechnology and pharmaceuticals, and sector allocation decisions, primarily a biotechnology overweight, helped performance.

In biotechnology, strong stock selection and industry overweight added value. Greater-than-benchmark allocations in Cephalon, Amylin Pharmaceuticals, Vertex Pharmaceuticals, and Gilead Sciences contributed positively. Alternatively, an overweight in Sepracor and an underweight in Celgene detracted from performance. In pharmaceuticals, effective stock selection and lighter exposure aided results. An overweight in Elan and the inclusion of non-benchmark holdings Schwarz Pharma and Roche added value.

Similarly, good stock selection and an underweight in products and devices helped returns. The positive contribution from allocations in Hologic and ResMed more than offset the negative impact of an overweight in Kinetic Concepts.
                    Growth of $10,000 Investment

                              [CHART]

          Health        S&P 500/(R)/
       Sciences Fund   Health Care Index*  S&P 500 Index**
       -------------   ------------------  ---------------
11/00     $10,000        $10,000.00         $10,000.00
 5/01       8,940          9,497.60           8,852.23
 5/02       7,759          8,653.87           7,626.51
 5/03       7,989          8,173.57           7,011.06
 5/04      10,072          9,024.40           8,295.75
 5/05       9,958          9,305.18           8,978.67
 5/06      11,633          9,175.14           9,753.92

For the year ended May 31, 2006, the Health Sciences Fund returned 16.94% compared to (1.40)% for the S&P 500(R) Health Care Index and 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Health Care Index is an unmanaged, market-capitalization weighted index that measures the performances of companies in the healthcare sector that are part of the S&P 500(R) Index. Effective September 19, 2005, the S&P Healthcare Index replaced the S&P 500(R) Index as the Fund's benchmark.

**The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
  corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
16.94%        5.41%            2.75%
-----------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

            INFLATION PROTECTED FUND - COMPARISON: FUND VS. INDEX     219

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Inflation Protected Fund posted a return of -2.44% for the twelve-month period ending May 31, 2006, compared to a return of -1.50% for the Lehman Brothers U.S. TIPS Index.

During the fiscal year ended May 31, 2006, U.S. Treasury rates increased substantially while the U.S. Treasury curve flattened. The front end portion of the curve as measured by the two-year yield increased 145 basis points and remained under pressure as the Federal Reserve moved to contain inflationary forces. The long end portion of the U.S. Treasury curve as measured by 30-year yield increased 90 basis points and remained well bid as investors demanded high duration securities. Considering the market environment and U.S. Treasury curve trajectory, we kept the Fund in a "bar-belled" stance. The latter favors exposure to long dated securities versus intermediates. Higher energy prices, and a trend toward higher CPI readings bolstered market performance in the inflation protected space. However, sector allocation was the main detractor to the yearly performance.

Market conditions influenced returns as the curve continued to flatten, driven by the Federal Reserve and its commitment to raise short term rates at a measured pace.

The Fund's bar-belled position, or term structure, was the primary driver of returns for the period as both the nominal and real yield curves flattened substantially. Sector selection was the main detractor to returns as the Fund was invested in non-index securities which lagged the strong performance of U.S. Treasury TIPS and U.S. Agency on a year-to-date basis.

Specific security selection aided returns as the Fund was overweight in Federal National Mortgage Association (FNMA) 4.28% due 2009 and Tennessee Valley Authority (TVA) 3.38% due 2007 issues which provided strong returns for the period driven by the move to a flatter yield curve.

                          Growth of $10,000 Investment

                                    [CHART]

                                                  Lehman Brothers
                Inflation Protected Fund          U.S. TIPS Index*
                ------------------------          ----------------
     12/04            $10,000                       $10,000.00
      2/05             10,022                         9,964.33
      5/05             10,300                        10,233.58
      8/05             10,342                        10,293.57
     11/05             10,131                        10,165.40
      2/06             10,321                        10,284.52
      5/06             10,049                        10,080.01




For the year ended May 31, 2006, the Inflation Protected Fund returned (2.44)% compared to (1.50)% for the Lehman Brothers U.S. TIPS Index.

*The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year              Since Inception*
-----------------------------------------------
(2.44)%                  0.34%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       220  INTERNATIONAL EQUITIES FUND - COMPARISON: FUND VS. INDEX

MANAGERS OVERVIEW

A discussion with AIG Global Investment Corp.

The International Equities Fund posted a return of 30.32% for the twelve-month period ending May 31, 2006, compared to a return of 28.24% for the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE) Index.

The Fund is managed as an MSCI EAFE index fund with two important differences. First, the Fund can overweight or underweight Japan and secondly, half of the Japan allocation is actively managed while the remaining half reflects the benchmark.

The Fund's five percent overweight to Japan benefited the portfolio. This overweight combined with stock selection in the industrial, materials and consumer discretionary sectors were the primary contributors to the Fund's return.
                          Growth of $10,000 Investment

                                    [CHART]

             International Equities Fund      MSCI EAFE Index*
             ---------------------------      ----------------
5/96                   $10,000                    $10,000
5/97                    10,774                     10,754
5/98                    11,842                     11,948
5/99                    12,367                     12,470
5/00                    14,594                     14,608
5/01                    11,736                     12,091
5/02                    10,485                     10,930
5/03                     8,740                      9,585
5/04                    10,993                     12,716
5/05                    12,433                     14,576
5/06                    16,202                     18,692

For the year ended May 31, 2006, the International Equities Fund returned 30.32% compared to 28.24% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
30.32%          6.66%           4.94%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

          INTERNATIONAL GOVERNMENT BOND FUND - COMPARISON: FUND VS.   221
                                    INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Government Bond Fund posted a return of 2.65% for the twelve-month period ending May 31, 2006, compared to a return of 7.03% for the JP Morgan Emerging Markets Index Plus (EMBI+), a return of 0.31% for the JP Morgan Government Bond Index Plus (GBI+), and a return of 2.34% for the Blended Index.

Government bond yields rose broadly through the review period, driven by central bank policy which saw not only the U.S. Federal Reserve continue to tighten policy but also the European Central Bank, (ECB) began raising rates in December. Furthermore, in early 2006 the Bank of Japan began taking measures to tighten financial conditions by signaling an end to their policy of excess liquidity. Markets reassessed the need for higher bond yields in all major markets to reflect this with the U.S. Treasury market leading the way as demonstrated by the 10-year note moving from 4.0% to 5.1% in yield. Both the Eurozone and Japan outperformed the U.S., reconciled by their respective positions in the economic cycle. Yield curves broadly flattened in all major markets reflecting investors inflation expectations which remained contained into the close of the review period. A combined country allocation and foreign exchange strategy contributed positively by broadly underweighting the U.S. market versus smaller bond markets such as Australia, Canada and Sweden which not only tightened versus the U.S. in terms of yield spread but also saw their currencies appreciate versus the U.S. dollar. Periods of U.S. dollar weakness were a key theme through the early part of 2006 which the fund exploited to its benefit. As central banks withdrew liquidity by tightening policy rates the interest rate advantage of the U.S. dollar weakened and investors became more concerned with the continued financing of the U.S. current account deficit which continued to expand. Yield curve strategy similarly provided excess returns in both the U.S. and Eurozone markets where the fund overweighted its allocation to ultra-long dated securities in the 20 and 30-year sectors.

Emerging market spreads tightened significantly through the reporting period despite the volatility witnessed in the last month. Spreads began the year in excess of 350 basis points over U.S. Treasuries and closed out at 215 basis points over U.S. Treasuries at the end of May 2006. The fundamental backdrop has been supportive for emerging markets as global growth and inflation trends have provided a strong external backdrop for risk assets. The growth surge in Asia in particular has led to stronger commodity prices that have been a boon to emerging market countries. The Fund benefited by being long in the high beta countries over the year including its exposure to non-dollar markets. The recent volatility has been due to the market being uncertain on future course of action by the central banks as recent inflation data have been disconcerting. The volatility has led to a re-pricing in foreign exchange markets and spreads have also widened from the low of 170 basis points over U.S. Treasuries.
                          Growth of $10,000 Investment

                                    [CHART]

                                                              JP Morgan
        International                      JP Morgan           Emerging
          Government                      Government         Markets Bond
         Bond Fund      Blended Index*  Bond Index Plus**   Index Plus***
       --------------   --------------  -----------------   -------------
5/96       $10,000       $10,000.00      $10,000.00          $10,000.00
5/97        10,113        11,324.50       10,497.29           13,462.36
5/98        10,381        12,122.50       11,200.03           14,378.22
5/99        11,045        12,323.35       11,794.23           12,795.43
5/00        10,555        13,000.43       11,641.84           15,668.07
5/01        10,084        13,740.02       11,770.88           18,306.01
5/02        11,104        14,593.54       12,685.95           18,686.22
5/03        13,986        18,407.40       15,846.67           23,853.04
5/04        14,280        19,057.21       16,425.57           24,601.42
5/05        16,036        21,523.02       17,985.22           29,805.14
5/06        16,460        22,026.97       18,040.24           31,900.13

For the year ended May 31, 2006, the International Government Bond Fund returned 2.65% compared to 2.34% for the Blended Index, 0.31% for the JP Morgan Government Bond Index Plus and 7.03% for the JP Morgan Emerging Markets Bond Index Plus.

* The Blended Index is a blend of 70% JP Morgan Government Bond Index Plus and 30% JP Morgan Emerging Markets Bond Index Plus.

** The JP Morgan Government Bond Index Plus (GBI+) measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

***The JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
2.65%          10.30%           5.11%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       222  INTERNATIONAL GROWTH I FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of 28.35% for the twelve-month period ending May 31, 2006, compared to a return of 28.24% for the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund ("portfolio")

All of the sectors in which the portfolio was invested contributed to return and many outperformed the index. Financials, the portfolio's largest sector stake, contributed most to absolute return, and outperformed the index. Energy contributed to return and also beat the benchmark, delivering the most excess performance during the period.

The gains in the energy sector, and for the portfolio overall, were mostly due to stock selection. The portfolio benefited from an overweight position in the energy equipment and services industry.

The portfolio's holdings in the consumer discretionary sector also boosted return and outperformed the MSCI EAFE Index. The portfolio's overweight position in Japanese electronics retailer Yamada Denki led the sector's performance. The consumer discretionary sector, however, also included Next Plc, which detracted significantly from the portfolio's relative and absolute performance.

Financials, the portfolio's largest sector stake outperformed the index. The portfolio's position in commercial banks, insurance, capital markets and consumer finance lifted returns. The largest contribution from a security in the sector came from Japan's Orix Corp., a financial services company.

On average during the period, the portfolio's largest stakes were in Japan, France and the United Kingdom.

A discussion with A I M Capital Management, Inc. -- regarding their portion of the Fund ("portfolio")

The portfolio slightly outperformed its benchmark, the MSCI EAFE Index for the fiscal year ending May 31, 2006. Strong stock selection in the telecommunications, energy and consumer discretionary sectors were key contributors to relative performance. Although the portfolio enjoyed positive returns across all sectors, lagging stock selection in the healthcare and materials sector detracted from overall return.

During the period, our portfolio was overweight relative to its benchmark index in the consumer discretionary, consumer staples, energy, financials and industrials sectors. The portfolio remains underweight in healthcare, materials, telecommunication services, information technology and utilities. It is important to note that we do not base our stock selection on macro events but rather we select stocks based on a bottom-up investment philosophy.

A discussion with Massachusetts Financial Services Co. -- regarding their portion of the Fund ("portfolio")

Stock selection was the primary contributor to the portfolio's performance relative to its benchmark, the MSCI EAFE Index, led by strong selection in the energy and the utilities and communications sectors. In the energy sector, our position in oil and gas company CNOOC (China), which is not a benchmark constituent, benefited results. In utilities and communications, holdings in Hutchison Telecommunications International (Hong Kong) aided relative returns.

The portfolio's overweighting in the strong-performing industrial goods and services sector also contributed to relative performance. Within this sector, individual holdings in industrial equipment manufacturers Sandvik* (Sweden) and Schneider Electric (France) boosted results.

In other sectors, overweight positions in pharmaceutical company Schering (Germany), synthetic fiber and textile manufacturer Toray Industries* (Japan), and video game console maker Nintendo (Japan) helped relative performance. Holdings in railroad operator Canadian National Railway (Canada) and Companhia Vale do Rio Doce (Brazil), neither of which are benchmark constituents, were also among the portfolio's top contributors for the period.

During the reporting period, currency exposure was a contributor to the portfolio's relative performance.

Security selection in the basic materials sector was the main detractor from relative performance. Within this sector, holdings in chemical manufacturer Kaneka (Japan), and not owning strong-performing mining company Rio Tinto (Australia), hurt performance relative to the benchmark.

The portfolio's underweight positions in the autos and housing and the special products and services sectors, both of which outperformed overall benchmark returns, detracted from results.

Several individual positions which dampened relative returns during the period included medical device manufacturer Smith & Nephew (U.K.), security software provider Check Point Software Technologies* (Israel), communications company Singapore Telecommunications (Singapore), and tire maker Bridgestone (Japan).

*Security was not held in the portfolio at period-end.

           INTERNATIONAL GROWTH I FUND - COMPARISON: PORTFOLIO VS.    223
                              INDEX - CONTINUED

                          Growth of $10,000 Investment

                                    [CHART]

                   International Growth I Fund      MSCI EAFE Index*
                    -------------------------       ---------------
     12/00                $10,000                   $10,000.00
      5/01                  8,345                     8,977.28
      5/02                  7,297                     8,115.70
      5/03                  6,230                     7,117.22
      5/04                  7,624                     9,441.96
      5/05                  8,421                    10,822.47
      5/06                 10,808                    13,879.08

For the year ended May 31, 2006, the International Growth I Fund returned 28.35% compared to 28.24% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia and Far East
 Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
28.35%        5.31%            1.43%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       224   LARGE CAPITAL GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 6.08% for the twelve-month period ending May 31, 2006, compared to a return of 6.14% for the Russell 1000(R) Growth Index.

A discussion with AIG SunAmerica Asset Management Corp ("SAAMCo") - regarding their portion of the Fund ("the portfolio")

The portfolio underperformed the Russell 1000(R) Growth Index for the twelve-month period ending May 31, 2006. John Massey replaced Frank Gannon as Portfolio Manager of the SAAMCo portion of the Fund on February 13, 2006.

The economy continued to expand at a solid pace during the course of the annual period even though investors became increasingly concerned about the effect higher energy prices, weakening housing market, and inflation would have on the economy. During the twelve-month period, West Texas Intermediate Crude ranged between approximately $53-$75 per barrel. Additionally, the Federal Reserve continued with the restrictive monetary policy it began implementing in 2004. Over the course of the annual period, the central bank made eight consecutive increases in the Federal Funds rate (200 basis points in aggregate) which at the end of the period stands at 5.0%. While these factors each had a direct impact, the primary market trend that impacted the portfolio was the out-performance of small and mid-sized caps relative to their large-cap counterparts.

Factors that benefited performance included overweight exposure to the energy and information technology sectors as well as stock selection in the financials, consumer discretionary, and materials categories. Disappointing security selection in the information technology and health care group, an under-weight position in materials, and no exposure to the utility group were the primary drivers of under-performance during the annual period.

Top-performing equity selections included Transocean, Apple Computer, and Mastercard. The positions which detracted most significantly from performance included Intel, Dell and Microsoft, all of which were subject to demand and competitive pressures.

A discussion with A I M Capital Management, Inc. - regarding their portion of the Fund ("the portfolio")

The portfolio outperformed its benchmark, the Russell 1000(R) Growth Index, for the 12 month period ended May 31, 2006. This relative performance was broad-based, as the portfolio exceeded the benchmark in six out of ten economic sectors. The portfolio's outperformance was due to strong stock selection in the industrials, information technology, and financials sectors, in addition to maintaining an overweight position in the financials sector. Alternatively, stock selection and an overweight position in the healthcare sector was the largest detractor from fund performance.

The Fund ended the period with an overweight position in the financials, industrials and energy sectors and slightly underweight position in the technology sector. As always, the fund's portfolio allocation is based on the management team's bottom-up investment process rather than any top-down decisions.

                          Growth of $10,000 Investment

                                    [CHART]

              Large Capital Growth Fund       Russell 1000/(R)/ Growth Index*
              -------------------------       ------------------------------
 12/04             $10,000                              $10,000.00
  2/05               9,881                                9,962.69
  5/05               9,851                               10,059.13
  8/05              10,121                               10,376.49
 11/05              10,591                               10,768.35
  2/06              10,820                               10,905.69
  5/06              10,450                               10,677.06

For the period ended May 31, 2006, the Large Capital Growth Fund returned 6.08% compared to 6.14% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
6.08%                   3.09%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

               MID CAP INDEX FUND - COMPARISON: FUND VS. INDEX        225

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Mid Cap Index Fund posted a return of 15.35% for the twelve-month period ending May 31, 2006, compared to a return of 15.57% for the S&P MidCap 400(R) Index.

The Fund is passively managed to match the S&P MidCap 400(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top performing sectors in the S&P MidCap 400(R) Index during the period were energy, industrials and information technology. The bottom three sectors were consumer staples, telecom services and consumer discretionary.

Plexus Corp, Peabody Energy Corp. and Vertex Pharmaceuticals were the best performing stocks in the index. Pier 1 Imports, Inc., Hovnanian Enterprises and Westwood One Inc. were the worst performing stocks, all with double digit negative returns.
                          Growth of $10,000 Investment

                                    [CHART]

                Mid Cap Index Fund        S&P MidCap 400/(R)/ Index*
                ------------------        --------------------------
5/96                 $10,000                      $10,000.00
5/97                  11,748                       11,821.32
5/98                  15,228                       15,352.92
5/99                  17,041                       17,182.06
5/00                  20,681                       20,869.43
5/01                  22,773                       23,148.67
5/02                  23,236                       23,702.02
5/03                  21,029                       21,534.21
5/04                  26,544                       27,288.85
5/05                  30,128                       31,104.05
5/06                  34,752                       35,948.27

For the year ended May 31, 2006, the Mid Cap Index Fund returned 15.35% compared to 15.57% for the S&P MidCap 400(R) Index.

*The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
15.35%          8.82%           13.27%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       226 MID CAP STRATEGIC GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 17.95% for the twelve-month period ending May 31, 2006, compared to a return of 15.61% for the Russell MidCap Growth Index.

A discussion with Brazos Capital Management, LP - regarding their portion of the Fund (" the portfolio").

The portfolio outperformed the benchmark for the twelve-month period ending May 31, 2006. Performance from industrials and select technology and consumer names drove performance during the year due to overweighting outperforming sectors. Particular holdings that stood out include Manitowoc and Corrections Corp. Other notable names include Satyam Computer Services and Advanced Micro Devices, or AMD.

Energy proved a challenging sector over the year and financial services remains a difficult sector to attractive names.

A discussion with Morgan Stanley Investment Management, Inc. (d/b/a "Van Kampen") - regarding their portion of the Fund ("the portfolio").

The portfolio outperformed the benchmark for the twelve-month period ended May 31, 2006. The portfolio's outperformance was driven by favorable stock selection, while sector allocations detracted.

The top contributing sectors for the portfolio were utilities, autos and transportation and financial services. Within the utilities sector, overall stock selection, specifically within the wireless industry, had a substantial positive impact. Additionally, the portfolio's overweight in the utilities sector helped boost its relative return. Stock selection in the autos and transportation sector also had a favorable effect on relative performance, driven primarily by stock selection in air transportation. Overall stock selection in the financial services sector was another positive influence.

Materials and processing was the only sector that underperformed relative to the benchmark for the annual period, due to overall stock selection and a sector underweight.

                          Growth of $10,000 Investment

                                    [CHART]

               Mid Cap Strategic            Russell MidCap/(R)/
                   Growth Fund                 Growth Index*
                   -----------                 ------------
     12/04           $10,000                   $10,000.00
      2/05             9,952                    10,202.81
      5/05             9,972                    10,208.95
      8/05            10,852                    10,938.30
     11/05            11,312                    11,337.25
      2/06            12,122                    11,998.47
      5/06            11,762                    11,803.01

For the year ended May 31, 2006, the Mid Cap Strategic Growth Fund returned 17.95% compared to 15.61% for the Russell MidCap Growth Index.

*The Russell MidCap Growth Index measures the performance of those Russell
 MidCap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
17.95%                  11.89%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              MONEY MARKET I FUND - COMPARISON: FUND VS. INDEX        227

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 3.61% for the twelve-month period ending May 31, 2006, compared to a return of 3.84% for the T-Bill 3 Month Index and 1.62% for the NYC 30 day CD Rate.*

During the fiscal year ending May 31, 2006, the economy exhibited solid growth, and corporate earnings growth exceeded expectations. However, this occurred in the face of high energy prices and a Federal Reserve that continued to march interest rates higher. During the course of the year, the central bank made eight consecutive 25 basis point increases in the Federal Funds target. At the end of the period, the Federal Funds rate stands at 5.00% compared to the 1.00% rate when the tightening policy was initiated in June 2004.

Sector selection had little impact on the Fund's performance. However, we continued to allocate a high percentage of the Fund's net assets to the purchase of top-tier asset-backed commercial paper.

Yields on money market securities increased steadily throughout the period with 6-month CD yielding approximately 5.21% at the end of the period, up from the 3.48% level at the start of the fiscal year. In order to capture the rise in yields, value was added through the active management of the Fund's duration, specifically by reducing the Fund's weighted-average maturity (WAM) throughout the later half of the annual period.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
3.61%           1.74%           3.46%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

*The NYC 30 day CD Rate return is from June 1, 2005 through March 31, 2006 due to the NYC 30 day CD Rate return being inaccessible after March 31, 2006.

       228    NASDAQ-100(R) INDEX FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Nasdaq-100(R) Index Fund posted a return of 2.36% for the twelve-month period ending May 31, 2006, compared to a return of 2.84% for the Nasdaq-100(R) Index.

The Fund is passively managed to match the Nasdaq-100(R) Stock Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top performing sectors in the Nasdaq-100(R) Stock Index during the period were telecommunication services, materials and health care. The bottom three sectors were consumer discretionary, financials and utilities.

Apple Computer, Inc., QUALCOMM, Inc. and Google, Inc. were the best performing stocks in the index. Microsoft Corp., Dell, Inc. and Intel Corp were the worst performing stocks.

                          Growth of $10,000 Investment

                                    [CHART]

               Nasdaq-100/(R)/ Index Fund         Nasdaq-100/(R)/ Index*
               --------------------------         ----------------------
     10/00              $10,000                          $10,000.00
      5/01                5,099                            5,042.53
      5/02                3,406                            3,387.48
      5/03                3,366                            3,363.17
      5/04                4,117                            4,125.83
      5/05                4,315                            4,357.40
      5/06                4,417                            4,481.16

For the year ended May 31, 2006, the Nasdaq-100(R) Index Fund returned 2.36% compared to 2.84% for the Nasdaq-100(R) Index.

*The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization).

 The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
2.36%        (2.83)%          (13.44)%

*Inception date of Fund: October 2, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

           SCIENCE & TECHNOLOGY FUND - COMPARISON: FUND VS. INDEX     229

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 2.04% for the twelve-month period ending May 31, 2006, compared to a return of 0.74% for the S&P 500(R) Information Technology Index.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund ("the portfolio")

The portfolio generated a small positive return. Among sectors, the top contributors to performance were media, semiconductors, and software. The top three detractors from performance were hardware, telecomm equipment, and information technology services. Among stocks, the top three contributors to performance were Red Hat Inc., Google Inc., and Qualcomm Inc. The three most significant detractors from performance were Dell Inc., Juniper Networks, and Mercury Interactive.

A discussion with RCM Capital Management, LLC. -- regarding their portion of the Fund ("the portfolio")

RCM Capital Management, LLC was added as a manager to the Fund on September 30, 2005.

Our holdings in the Chinese companies, Tencent and Ctrip.com, and in the Japanese company Nintendo contributed positively to performance. Both had excellent results and helped performance. Holdings in the software and internet areas, specifically Red Hat, Citrix and Amdocs, also aided performance.

Our worst performing stock was Neurocrine Biosciences, which had its insomnia drug delayed by the FDA. Cerner, a software provider to the healthcare industry, also did poorly. In addition, our performance in both the communications and health care sectors lagged their respective benchmarks.
                          Growth of $10,000 Investment

                                    [CHART]

           Science &        S&P 500/(R)/ Information    S&P 500
        Technology Fund         Technology Index*       Index**
        ---------------     ------------------------   ---------
5/96       $10,000                 $10,000.00          $10,000
5/97        10,181                  14,701.69           12,943
5/98        11,286                  18,659.19           16,913
5/99        16,741                  30,976.43           20,472
5/00        25,555                  45,687.69           22,617
5/01        14,761                  24,048.65           20,230
5/02         8,670                  16,885.79           17,429
5/03         8,289                  15,953.81           16,023
5/04        10,049                  19,459.84           18,958
5/05        10,221                  19,635.92           20,519
5/06        10,430                  19,781.14           22,291

For the year ended May 31, 2006, the Science & Technology Fund returned 2.04% compared to 0.74% for the S&P 500(R) Information Technology Index and 8.63% for the S&P 500(R).

*The S&P 500(R) Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure the performance of companies in the information technology sector that are in the S&P 500(R) Index. Effective September 19, 2005, the S&P 500(R) Information Technology Index replaced the S&P 500(R) Index as the Fund's benchmark.

**The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
  corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
2.04%          (6.71)%          0.42%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       230         SMALL CAP FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 14.80% for the twelve-month period ending May 31, 2006, compared to a return of 18.24% for the Russell 2000(R) Index.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund ("the portfolio")

The top three sector contributors to the portfolio's performance were industrials, energy, and materials. The bottom three sectors detractors were consumer staples, consumer discretionary, and telecommunication services.

Movie-rental chain Movie Gallery was the worst individual performer, declining sharply thanks to a substantial debt load that funded its acquisition of competitor Hollywood Entertainment in 2005. Food products companies, such as poultry producer Pilgrim's Pride and produce maker Chiquita Brands International, also detracted from performance.

Top contributors include building manufacturer USG and energy services provider McDermott International. McDermott benefited from its emphasis on offshore oil drilling platforms and pipelines, while USG rallied as construction activity remained strong.

In the information technology sector, the best contributor was electronics manufacturing services company Plexus. The company consistently beat earnings expectations as profit margins expanded, and it also won a major new defense contract.

A discussion with Franklin Portfolio Associates, LLC -- regarding their portion of the Fund ("the portfolio")

The portfolio underperformed the benchmark for the twelve-month period ending May 31, 2006. Although the portfolio's relative results lagged the index for the twelve-month period market conditions did not play a role.

The relative exposure of the portfolio sector weights is limited to within +/- 2% of the index at all times and therefore sector selection as expected had little impact on the portfolio's return relative to the index.

Stock selection is always our primary focus and typically the major source of relative performance both positively and negatively. Negative contribution from stock selection was particularly harsh in the trailing year costing the portfolio 389 basis points of relative performance. No single security stood out as the culprit nor did the underperformance seem to be prevalent within certain economic sectors or industries. The five largest negative contributors for example came from five different industries groups. Specifically they were Chiquita Brands from the food and beverage group, Handleman Co from the entertainment group, First Bancorp from the bank group, Wind River Systems from the computer software group and Trans World Entertainment Corp from the specialty retailers group.

On a positive note within size and style factors we maintained a modest tilt towards momentum which contributed 40 basis points to relative performance.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund ("the portfolio")

The portfolio outperformed the benchmark for the twelve-month period ending
May 31, 2006. Among sectors, the top three contributors to performance were health care, energy, and consumer discretionary. Among stocks, the top three contributors to performance were Grant Prideco Inc., FMC Technologies Inc., and Plexus Corp. Weak stock selection in materials, industrials, and technology detracted from the portfolio's performance. The three holdings that detracted most from performance were Scholastic Corp., Hot Topic Inc., and Martek Biosciences.

                 SMALL CAP FUND - COMPARISON: FUND VS. INDEX          231


                          Growth of $10,000 Investment

                                     [CHART]

                   Small Cap Fund         Russell 2000/(R)/ Index*
                   --------------         ------------------------
    12/00              $10,000                  $10,000.00
     5/01                9,090                   10,438.44
     5/02                8,750                   10,385.90
     5/03                7,670                    9,536.02
     5/04                9,750                   12,424.67
     5/05               11,010                   13,644.72
     5/06               12,640                   16,132.92


For the year ended May 31, 2006, the Small Cap Fund returned 14.80% compared to 18.24% for the Russell 2000(R) Index.

* The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
14.80%        6.82%            4.37%

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future results. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       232      SMALL CAP INDEX FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Small Cap Index Fund posted a return of 17.84% for the twelve-month period ending May 31, 2006, compared to a return of 18.24% for the Russell 2000(R) Index.

The Fund is passively managed to match the Russell 2000(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top performing sectors in the Russell 2000(R) Index during the period were energy, materials and telecom services. The bottom three sectors were consumer staples, consumer discretionary and utilities.

Titanium Metals Corp., Hansen National Corp. and Myogen Inc. were the best performing stocks in the index. Prg-Schultz International, Northwest Airlines Corp. and Calpine Corp. were the worst performing stocks.
                          Growth of $10,000 Investment

                                    [CHART]

           Small Cap Index Fund       Russell 2000/(R)/ Index*
           --------------------       ------------------------
5/96             $10,000                    $10,000.00
5/97              10,751                     10,696.57
5/98              13,045                     12,969.11
5/99              12,724                     12,620.68
5/00              14,025                     13,871.75
5/01              14,759                     14,660.93
5/02              14,600                     14,587.14
5/03              13,352                     13,393.47
5/04              17,306                     17,450.62
5/05              18,944                     19,164.20
5/06              22,323                     22,658.92

For the year ended May 31, 2006, the Small Cap Index Fund returned 17.84% compared to 18.24% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

 The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
17.84%          8.63%           8.36%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

             SOCIAL AWARENESS FUND - COMPARISON: FUND VS. INDEX       233

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Social Awareness Fund posted a return of 8.09% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index.

This performance is due to two conflicting factors, stock selection and sector weightings. The sector weights detracted from performance, while stock selection added to performance. Over the past year the sector that had the greatest impact on performance was the energy sector due to the underweighting of this sector, stemming from the social mandate. Once again, stock selection positively and entirely offset the sector bias. Two names in particular warrant mentioning, Schlumberger (SLB) and Hewlett Packard (HPQ).
                          Growth of $10,000 Investment

                                    [CHART]

            Social Awareness Fund     S&P 500/(R)/ Index*
            ---------------------     -------------------
5/96            $10,000                     $10,000
5/97             13,048                      12,943
5/98             17,007                      16,913
5/99             20,417                      20,472
5/00             21,946                      22,617
5/01             19,240                      20,230
5/02             16,784                      17,429
5/03             15,459                      16,023
5/04             18,129                      18,958
5/05             19,483                      20,519
5/06             21,059                      22,291














For the year ended May 31, 2006, the Social Awareness Fund returned 8.09% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
8.09%           1.82%           7.73%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       234        STOCK INDEX FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Stock Index Fund posted a return of 8.27% for the twelve-month period ending May 31, 2006, compared to a return of 8.63% for the S&P 500(R) Index.

The Fund is passively managed to match the S&P 500(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top performing sectors in the S&P 500(R) Index during the period were energy, materials and financials. The bottom three sectors were consumer discretionary, information technology and healthcare.

Allegheny Technologies, Phelps Dodge Corp. and Archer Daniels Midland were the best performing stocks in the index. Calpine Corp., Delphi Corp. and Dana Corp were the worst performing stocks, all with double digit negative returns.
                          Growth of $10,000 Investment

                                    [CHART]

               Stock Index Fund        S&P 500/(R)/ Index*
               ----------------        -------------------
5/96              $10,000                   $10,000
5/97               12,924                    12,943
5/98               16,839                    16,913
5/99               20,351                    20,472
5/00               22,407                    22,617
5/01               19,972                    20,230
5/02               17,144                    17,429
5/03               15,697                    16,023
5/04               18,507                    18,958
5/05               19,967                    20,519
5/06               21,619                    22,291














For the year ended May 31, 2006, the Stock Index Fund returned 8.27% compared to 8.63% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

 "Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)," are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
8.27%           1.60%           8.01%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

                   VALUE FUND - COMPARISON: FUND VS. INDEX            235

MANAGEMENT OVERVIEW

A discussion with Oppenheimer Funds, Inc.

The Value Fund posted a return of 10.92% for the twelve-month period ending May 31, 2006, compared to a return of 12.61% for the Russell 1000(R) Value Index.

Underperformance against the Russell 1000(R) Value Index was largely due to disappointing returns within the Fund's technology and telecommunication services sectors. These losses were offset by strong performance in materials, energy and financials.

Within financials, UBS AG and Lehman Brothers Holdings, Inc. posted strong returns. One of the Fund's largest overweight positions is in the technology sector. However, our technology stocks lagged those of the Russell 1000(R) Value Index during the reporting period. The most notable decline came from Take Two Interactive Software, Inc.

The Fund's other meaningful sector overweight is industrials. In that sector the largest position is in United Technologies, the conglomerate that makes building systems and aerospace products. This position contributed positively to the Fund.
                          Growth of $10,000 Investment

                                     [CHART]

                 Value Fund       Russell 1000/(R)/         S & P 500/(R)/
                                    Value Index*               Index**
                ----------       -----------------        ---------------
   12/01         $10,000             $10,000.00              $10,000.00
    5/02           9,711              10,102.52                9,350.19
   11/02           8,427               8,831.27                8,276.21
    5/03           8,739               9,308.62                8,595.64
   11/03           9,562              10,346.81                9,524.01
    5/04          10,225              11,153.37               10,170.68
   11/04          11,351              12,381.72               10,748.00
    5/05          11,741              12,880.98               11,007.94
   11/05          12,446              13,615.35               11,655.18
    5/06          13,023              14,504.74               11,958.42

For the year ended May 31, 2006, the Value Fund returned 10.92% compared to 12.61% for the Russell 1000(R) Value Index and 8.63% for the S&P 500(R) Index.

*The Russell 1000(R) Value Index is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager's opportunity set. Effective September 19, 2005, the Russell 1000(R) Value Index replaced the S&P 500(R) Index as the Fund's benchmark.

**The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
  Corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2006
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
10.92%                  6.17%
-----------------------------------------------

*Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       236                       VALIC COMPANY I

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201-2761

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017-3147

Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, MA 02116-5034
Tel. 619.465.0011

Franklin Advisers, Inc.
One Franklin Parkway 920/2/SM
San Mateo, California 94403

Franklin Portfolio Associates, LLC
One Boston Place, 29th Floor
Boston, Massachusetts 02108

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

Morgan Stanley Investment Management (d/b/a "Van Kampen")
1221 Avenue of the Americas
New York, New York 10020

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

RCM Capital Management, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

Templeton Global Advisors, Ltd.,
500 East Broward Blvd., Suite 2100
Ft. Lauderdale, Florida 33394

Templeton Investment Council, LLC
500 East Broward Blvd., Suite 2100
Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran, President and Chief Executive Officer
John Packs, Vice President and Senior Investment Officer
Gregory R. Kingston, Treasurer and Chief Financial Officer
Nori L. Gabert, Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler, Vice President
Cynthia A. Gibbons, Vice President, Chief Compliance Officer and Assistant
 Secretary
Donna Handel, Vice President and Assistant Treasurer
Kathryn A. Pearce, Assistant Treasurer
Jeffrey Johnston, Assistant Treasurer
Mark Matthes, Assistant Secretary

                         VALIC COMPANY I - CONTINUED                  237


 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, VALIC Company I's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

       238          SUPPLEMENT TO THE PROSPECTUS (Unaudited)

                                VALIC COMPANY I

        Supplement dated July 21, 2006 to Prospectus dated May 30, 2006

Small Cap Fund. On July 18, 2006, the Board of Directors (the "Board") of VALIC Company I (the "Series Company") approved an investment sub-advisory agreement (the "Agreement") with Bridgeway Capital Management, Inc. ("Bridgeway"). The Agreement provides that Bridgeway will serve as a sub-adviser of the Small Cap Fund (the "Fund") effective on or about October 1, 2006. The Board approved the Agreement with Bridgeway without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. The Series Company will mail an information statement to the Fund's shareholders describing Bridgeway and the reasons for the Board's decision.

Currently, the Fund has three sub-advisers, including American Century Investment Management, Inc. ("American Century"), Franklin Portfolio Associates, and T. Rowe Price Associates, Inc. Each of these sub-advisers will continue to sub-advise the Fund following the addition of Bridgeway.

In addition, American Century added a portfolio manager to the team responsible for managing a portion of the Fund. The new manager, Brian Ertley, is a Portfolio Manager and Senior Quantitative Analyst and has been with American Century since 1998.

Core Value Fund. With respect to the Core Value Fund, American Century added a portfolio manager, Lynnette Pang, to the team. Ms. Pang is a Portfolio Manager and has been with American Century since 1997.

Global Strategy Fund. The Global Strategy Fund may invest up to 50% of its total assets in companies located in emerging markets.

                                VALIC COMPANY I

        Supplement dated July 7, 2006 to Prospectus dated May 30, 2006

American Century Global Investment Management, Inc. and American Century Investment Management, Inc. (collectively, "American Century") have changed certain portfolio managers responsible for managing the International Growth I Fund and VALIC Ultra Fund, respectively. In the section titled "About the Series Company's Management" under the heading titled "Investment Sub-Advisers," the paragraphs regarding American Century's management of these two Funds are deleted and replaced with the following:

   The daily management of a portion of the assets of the International Growth I Fund is directed by a team of portfolio managers consisting of Alex Tedder and Keith Creveling. Mr. Tedder, Vice President and Portfolio Manager, joined American Century in July 2006. Prior to joining American Century, he was a managing director, head of international equities and portfolio manager for Deutsche Asset Management Ltd. from 1994 to 2005. Mr. Creveling, Vice President and Portfolio Manager, joined American Century in October 1999 and became a portfolio manager in April 2002.

   The daily management of the VALIC Ultra Fund is directed by a team of portfolio managers consisting of Tom Telford, Wade W. Slome and Jerry Sullivan. Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages the American Century Ultra Fund since June 2006. He joined American Century in July 1996 and became a portfolio manager in 2000. Mr. Slome, Vice President and Portfolio Manager, has been a member of the team that manages the American Century Ultra Fund since June 1998. He was promoted to Portfolio Manager in July 2002. He joined American Century in June 1998 as an Investment Analyst. He is a CFA charterholder.
   Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages the American Century Ultra Fund since July 2001. He joined American Century in February 2000.

Putnam Investment Management, LLC ("Putnam") has replaced certain portfolio managers responsible for managing a portion of the assets of the Small Cap Special Values Fund and has removed Mark A. Bogar and David E. Gerber as portfolio managers of the Global Equity Fund. References in the Prospectus to Messrs. Bogar and Gerber are deleted in their entirety. In the section titled "About the Series Company's Management" under the heading titled "Investment Sub-Advisers," the paragraph regarding Putnam's management of the Fund is deleted and replaced with the following:

   Putnam's team is responsible for the day-to-day investment decisions of a portion of the assets of the Small Cap Special Values Fund and is lead by Edward T. Shadek Jr., Chief Investment Officer, Managing Director and Deputy Head of Investments of Putnam. Mr. Shadek rejoined Putnam in 1997 after having begun his career there in 1987. Mr. Shadek is a Certified Public Accountant with 16 years of investment experience. The other team member is Michael C. Petro, CFA, Senior Vice President and Portfolio Manager of Putnam. Mr. Petro, who joined Putnam in 2002, is a CFA charterholder and has six years of investment experience. From 1999 until joining Putnam, Mr. Petro was Senior Research Associate for RBC Capital Markets (formerly Dain Rauscher Wessels).

                               VALIC COMPANY II
                           Capital Appreciation Fund

      Supplement dated July 21, 2006 to Prospectus dated January 1, 2006

On July 18, 2006, the Board of Trustees (the "Board") of VALIC Company II (the "Series Company") approved an investment sub-advisory agreement (the "Agreement") with Bridgeway Capital Management, Inc. ("Bridgeway"). The Agreement provides that Bridgeway will serve as a sub-adviser of the Capital Appreciation Fund (the "Fund") effective on or about October 1, 2006. The Board approved the Agreement with Bridgeway without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. The Series Company will mail an information statement to all shareholders of record explaining the addition of Bridgeway in further detail.

In connection with the engagement of Bridgeway, the Board approved the termination of Credit Suisse Asset Management, LLC as a sub-adviser for the Fund to be effective on or about September 30, 2006.

            SUPPLEMENT TO THE PROSPECTUS - CONTINUED (Unaudited)      239

                               VALIC COMPANY II
                             Money Market II Fund

      Supplement dated July 24, 2006 to Prospectus dated January 2, 2006

 Effective July 24, 2006, the Money Market II Fund changed its index from the Certificate of Deposit Primary Offering by New York City Banks 30-Day Rate ("30-Day CD Rate") to the Treasury-Bill 3-Month Index ("T-Bill 3-Month Index"). The benchmark was changed because the 30-Day CD Rate is no longer accessible. The Fund's performance returns compared to the former and current benchmarks are as follows:

                                                            Since
                                                          Inception
             As of December 31, 2004        1 Year 5 Year  9/21/98
             -----------------------        ------ ------ ---------
             The Fund......................  0.83%  2.47%   2.98%
             T-Bill 3-Month Index (Current)  1.39%  2.67%   3.06%*
             30-Day CD Rate (Former).......  0.93%  2.19%   2.65%

*Index inception is from the month end following the inception date.

                                VALIC COMPANY I

        Supplement dated July 24, 2006 to Prospectus dated May 30, 2006

 Effective July 24, 2006, the Asset Allocation Fund changed a component of its blended index. The Prior Blended Index was comprised of the S&P 500(R) Index (55%), the Lehman Brothers Aggregate Bond Index (35%) and the Certificate of Deposit Primary Offering by New York City Banks 30-Day Rate ("30-Day CD Rate") (10%). The Current Blended Index is the same with the exception that the 30-Day CD Rate is replaced with the Treasury-Bill 3-Month Index ("T-Bill 3-Month Index"). The Blended Index was changed because the 30-Day CD Rate is no longer accessible. The Asset Allocation Fund's performance returns compared to the Former and Current Blended Indices are as follows:

                 As of December 31, 2004 1 Year 5 Year 10 Year
                 ----------------------- ------ ------ -------
                  The Fund..............  8.49%  1.91%   9.47%
                  Current Blended Index.  7.66%  1.99%  10.05%
                  Former Blended Index..  7.62%  1.94%   9.98%

 Effective July 24, 2006, the Money Market I Fund changed its index from the 30-Day CD Rate to the T-Bill 3-Month Index. The benchmark was changed because the 30-Day CD Rate is no longer accessible. The Money Market I Fund's performance returns compared to the former and current benchmarks are as follows:

              As of December 31, 2004        1 Year 5 Year 10 Year
              -----------------------        ------ ------ -------
              The Fund......................  0.80%  2.44%  3.78%
              T-Bill 3-Month Index (Current)  1.39%  2.67%  3.88%
              30-Day CD Rate (Former).......  0.93%  2.19%  3.43%

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.428.2542 . View your account portfolio including values and AIG VALIC Online. . View, download or print account and transaction confirmation statements
                        . View current and historical fund performance and unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        . Change your contact information such as telephone, address or e-mail
                        .  Initiate account transactions including:
                           . Allocation changes
                           . Transfer money among investment options
                           . Rebalance account to your desired allocation mix
                             Loan modeling
                        .  Request forms for a variety of services
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-428-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1765
VL 9530 VER 05/06

                                                          PRSRT STD
                                                        U.S. POSTAGE
                                                            PAID
                                                        LANCASTER, PA
                                                       PERMIT NO. 1765
   VALIC Company I
   P.O. Box 3206
   Houston, Texas 77253-3206

Item 2. Code of Ethics.

VALIC Company I ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Director's has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to
Item 3(a) of Form N-CSR. Mr. Brown is considered to be "independent" for purposes of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                   2005            2006
                        Audit Fees               $388,590        $612,713
                        Audit-Related Fees       $124,775        $136,006
                        Tax Fees                 $107,155        $159,600
                        All Other Fees           $      0        $      0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non-audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant.

                        (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Registrant for 2006 and 2005 were $2,454,329 and $1,286,558, respectively.

                (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 9, 2006

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: August 9, 2006